UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab Fixed-Income
ETFs, Schwab Core Bond ETF, Schwab Government
Money Market ETF and Schwab Ultra-Short Income
ETF
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust – Schwab Fixed-Income ETFs, Schwab Core Bond ETF, Schwab Government Money Market ETF and
Schwab Ultra-Short Income ETF

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2025

Item 1: Report(s) to Shareholders.

Semiannual Report |
June 30, 2025

Schwab U.S. TIPS ETF

Ticker Symbol: SCHP

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. TIPS ETF	$2	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. TIPS ETF (08/05/2010) 1,2	4.66%	5.80%	1.56%	2.62%
Bloomberg US Aggregate Bond Index 3	4.02%	6.08%	-0.73%	1.76%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) SM	4.67%	5.84%	1.61%	2.67%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. TIPS ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. TIPS ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund ge ne
rally invests in
securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
. The fund does not seek to track the regulatory index.
Schwab U.S. TIPS ETF | Semiannual Report
1
REG124717-01  00315753

Statistics

Net Assets (millions)	$12,990
Number of Holdings	49
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	12%
Weighted Average Maturity (Source: Aladdin)	7.1 Yrs
Weighted Average Duration (Source: Aladdin)	6.4 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Less than 0.05%.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab U.S. TIPS ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to
determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. TIPS ETF | Semiannual Report
3

Semiannual Report |
June 30, 2025

Schwab Short-Term U.S. Treasury ETF

Ticker Symbol: SCHO

P
rincipal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Short-Term U.S. Treasury ETF	$2	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Short-Term U.S. Treasury ETF (08/05/2010) 1,2	2.80%	5.69%	1.29%	1.54%
Bloomberg US Aggregate Bond Index 3	4.02%	6.08%	-0.73%	1.76%
Bloomberg US Treasury 1-3 Year Index	2.84%	5.72%	1.33%	1.59%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 1-3 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 1-3 Year Index. The fund does not seek to track the regulatory index.
Schwab Short-Term U.S. Treasury ETF | Se
miannu
al Report
1
REG124715-01  00315766

Statistics

Net Assets (millions)	$11,030
Number of Holdings	97
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	34%
Weighted Average Maturity (Source: Aladdin)	2.0 Yrs
Weighted Average Duration (Source: Aladdin)	1.9 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Short-Term U.S. Treasury ETF | Semia
nnu
al Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Short-Term U.S. Treasury ETF | Semiannual Report
3

Semiannual Report |
June 30, 2025

Schwab Intermediate-Term U.S. Treasury ETF

Ticker Symbol: SCHR

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Intermediate-Term U.S. Treasury ETF	$2	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Intermediate-Term U.S. Treasury ETF (08/05/2010) 1,2	4.84%	6.65%	-0.76%	1.47%
Bloomberg US Aggregate Bond Index 3	4.02%	6.08%	-0.73%	1.76%
Bloomberg US Treasury 3-10 Year Index	4.84%	6.67%	-0.72%	1.52%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 3-10 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Intermediate-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Intermediate-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 3-10 Year Index. The fund does not seek to track the regulatory index.
Schwab In
term
ediate-Term U.S. Treasury ETF | Semiannual Report
1
REG124712-01  00315776

Statistics

Net Assets (millions)	$10,920
Number of Holdings	104
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	21%
Weighted Average Maturity (Source: Aladdin)	5.6 Yrs
Weighted Average Duration (Source: Aladdin)	4.9 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Intermediate-Term U.S. Treasury ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financ ial inform
ation,
holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Intermediate-Term U.S. Treasury ETF | Semiannual Report
3

Semiannual Report |
June 30, 2025

Schwab Long-Term U.S. Treasury ETF

Ticker Symbol: SCHQ

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Long-Term U.S. Treasury ETF	$2	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so th
at
an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Long-Term U.S. Treasury ETF (10/10/2019) 1,2	3.24%	1.54%	-8.24%	-4.91%
Bloomberg US Aggregate Bond Index 3	4.02%	6.08%	-0.73%	0.37%
Bloomberg US Long Treasury Index	3.08%	1.56%	-8.22%	-4.89%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Long Treasury Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Long-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Long-Term U.S. Treasury ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Long Treasury Index. The fund does not seek to track the regulatory index.
Schwab Long-Term U.S. Treasury ETF | Semiannual Report
1
REG124713-01  00315777

Statistics

Net Assets (thousands)	$758,831
Number of Holdings	93
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	10%
Weighted Average Maturity (Source: Aladdin)	22.1 Yrs
Weighted Average Duration (Source: Aladdin)	14.2 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Less than 0.05%.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Long-Term U.S. Treasury ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Long-Term U.S. Treasury ETF | Semiannual Report
3

Semiannual Report |
June 30, 2025

Schwab U.S. Aggregate Bond ETF

Ticker Symbol: SCHZ

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Aggregate Bond ETF	$2	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Aggregate Bond ETF (07/14/2011) 1,2	4.07%	6.05%	-0.78%	1.69%
Bloomberg US Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
Schwab U.S. Aggregate Bond ETF | Semiannual Report
1
REG124716-01  00315752

Statistics

Net Assets (millions)	$8,591
Number of Holdings	11,101
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	19%
Weighted Average Maturity (Source: Aladdin)	8.1 Yrs
Weighted Average Duration (Source: Aladdin)	5.9 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab U.S. Aggregate Bond ETF | Semiannual Report

AVAILABILITY OF
ADDITIONAL
INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Aggregate Bond ETF | Semiannual Report
3

Semiannual Report |
June 30, 2025

Schwab 1-5 Year Corporate Bond ETF

Ticker Symbol: SCHJ

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1-5 Year Corporate Bond ETF	$2	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more
or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab 1-5 Year Corporate Bond ETF (10/10/2019) 1,2	3.78%	7.24%	2.02%	2.43%
Bloomberg US Aggregate Bond Index 3	4.02%	6.08%	-0.73%	0.37%
Bloomberg US 1-5 Year Corporate Bond Index	3.80%	7.26%	2.09%	2.50%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 1-5 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 1-5 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 1-5 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index. The fund does not seek to track the regulatory index.
Schwab
1-5 Year
Corporate
Bond ETF | Semiannual Report
1
REG124710-01  00315736

Statistics

Net Assets (thousands)	$528,767
Number of Holdings (excludes derivatives)	2,954
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	20%
Weighted Average Maturity (Source: Aladdin)	3.0 Yrs
Weighted Average Duration (Source: Aladdin)	2.7 Yrs
Portfolio Composition By Security Type % of Investments
1

Portfolio holdings may have changed since the report date.
1
Excludes derivatives.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab 1-5 Year Corporate Bond ETF | Semiannual
Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab 1-5 Year Corporate Bond ETF | Semiannual Report
3

Semiannual Report |
June 30, 2025

Schwab 5-10 Year Corporate Bond ETF

Ticker Symbol: SCHI

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 5-10 Year Corporate Bond ETF	$2	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns
and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab 5-10 Year Corporate Bond ETF (10/10/2019) 1,2	5.33%	8.53%	0.82%	1.77%
Bloomberg US Aggregate Bond Index 3	4.02%	6.08%	-0.73%	0.37%
Bloomberg US 5-10 Year Corporate Bond Index	5.35%	8.53%	0.90%	1.84%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 5-10 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 5-10 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 5-10 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index. The fund does not seek to track the regulatory index.
Schwab 5-10 Year Corporate Bond ETF | Semiannual Report
1
REG124711-01  00315739

Statistics

Net Assets (millions)	$8,708
Number of Holdings (excludes derivatives)	2,230
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	11%
Weighted Average Maturity (Source: Aladdin)	7.4 Yrs
Weighted Average Duration (Source: Aladdin)	6.1 Yrs
Portfolio Composition By Security Type % of Investments
1

Portfolio holdings may have changed since the report date.
1
Excludes derivatives.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab 5-10 Year Corporate Bond ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC
’s
website
at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab 5-10 Year Corporate Bond ETF | Semiannual Report
3

Semiannual Report |
June 30, 2025

Schwab Municipal Bond ETF

Ticker Symbol: SCMB

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Bond ETF	$1	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns
and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Municipal Bond ETF (10/12/2022) 1,2	-0.73%	0.80%	3.36%
Bloomberg Municipal Bond Index 3	-0.35%	1.11%	3.76%
ICE AMT-Free Core U.S. National Municipal Index	-0.79%	0.77%	3.38%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE
®
” is a registered trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Core U.S. National Municipal Index
(“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab Municipal Bond ETF. The Schwab
Municipal Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and
its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab Municipal Bond ETF.
*
Inception (10/12/2022) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index. The fund does not seek to track the regulatory index.
Schwab Municipal Bond ETF | Semiannual Report
1
REG124714-01  00315773

Statistics

Net Assets (millions)	$2,060
Number of Holdings	5,128
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	12%
Weighted Average Maturity (Source: Aladdin)	8.1 Yrs
Weighted Average Duration (Source: Aladdin)	7.5 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
2
Schwab
Municipal Bond ETF | Semiannual
Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Municipal Bond ETF | Semiannual Report
3

Semiannual Report |
June 30, 2025

Schwab Core Bond ETF

Ticker Symbol: SCCR

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of February 5, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Core Bond ETF	$7 *	0.16% **
*
For the period from 02/05/2025 (commencement of operations) through 06/30/2025. Expenses for a full reporting period would be higher than the figure shown.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	Since Inception*
Fund: Schwab Core Bond ETF (02/05/2025) 1,2	3.52%
Bloomberg US Aggregate Bond Index	3.21%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged
and
cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (02/05/2025) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a sha re
holder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
Schwab Core Bond ETF | Semiannual Report
1
REG128065-00  00315729

Statistics

Net Assets (thousands)	$294,045
Number of Holdings	298
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	38%
Weighted Average Maturity (Source: Aladdin)	8.2 Yrs
Weighted Average Duration (Source: Aladdin)	5.9 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Core Bond ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Core Bond ETF | Semiannual Report
3

Semiannual Report |
June 30, 2025

Schwab Government Money Market ETF

Ticker Symbol: SGVT

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of June 12, 2025, to June 30, 2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Market ETF	$1 *	0.28% **
*
For the period from 06/12/2025 (commencement of operations) through 06/30/2025. Expenses for a full reporting period would be higher than the figure shown.
**
Annualized.

Statistics

Net Assets (thousands)	$20,042
Number of Holdings	24
Weighted Average Maturity	21 Days
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Because the share price and net asset value (NAV) of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Schwab Government Money Market ETF | Semiannual Report
1
REG128066-00  00315730

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.
com
/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Market ETF | Semiannual Report

Semiannual Report |
June 30, 2025

Schwab Ultra-Short Income ETF

Ticker Symbol:
SCUS

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND
COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Ultra-Short Income ETF	$7	0.14% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	Since Inception*
Fund: Schwab Ultra-Short Income ETF (08/13/2024) 1,2	2.33%	4.33%
Bloomberg US Aggregate Bond Index 3	4.02%	2.68%
ICE BofA US 3-Month Treasury Bill Index	2.07%	4.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (08/13/2024) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The ICE BofA US 3-Month Treasury
Bill Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Schwab Ultra-Short Income ETF | Semiannual Report
1
REG128064-00  00315728

Statistics

Net Assets (thousands)	$83,118
Number of Holdings	112
Portfolio Turnover Rate (not annualized)	34%
Weighted Average Maturity (Source: Aladdin)	0.5 Yrs
Weighted Average Duration (Source: Aladdin)	0.4 Yrs
Portfolio
Composition By Security Type % of Investments

Portfolio
holdings may have changed since the report date.
2
Schwab Ultra-Short Income ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Ultra-Short Income ETF | Semiannual Report

3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | June 30, 2025
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF	SCHP
Schwab Short-Term U.S. Treasury ETF	SCHO
Schwab Intermediate-Term U.S. Treasury ETF	SCHR
Schwab Long-Term U.S. Treasury ETF	SCHQ
Schwab U.S. Aggregate Bond ETF	SCHZ
Schwab 1-5 Year Corporate Bond ETF	SCHJ
Schwab 5-10 Year Corporate Bond ETF	SCHI
Schwab Municipal Bond ETF	SCMB

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 6/30/25*	1/1/24– 12/31/24[1]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]	1/1/20– 12/31/20[1]
Per-Share Data
Net asset value at beginning of period	$25.81	$26.08	$25.89	$31.42	$31.03	$28.29
Income (loss) from investment operations:
Net investment income (loss)[2]	0.56	1.25	0.75	1.81	1.47	0.41
Net realized and unrealized gains (losses)	0.64	(0.18)	0.23	(5.47)	0.30	2.68
Total from investment operations	1.20	1.07	0.98	(3.66)	1.77	3.09
Less distributions:
Distributions from net investment income	(0.34)	(1.34)	(0.79)	(1.87)	(1.38)	(0.35)
Net asset value at end of period	$26.67	$25.81	$26.08	$25.89	$31.42	$31.03
Total return	4.66%[3]	1.95%	3.87%	(11.96%)	5.80%	10.94%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]	0.03%	0.04%[5]	0.05%[6,7]	0.05%	0.05%
Net investment income (loss)	4.27%[4]	2.95%	2.88%	6.34%	4.69%	1.36%
Portfolio turnover rate[8]	12%[3]	24%	26%	18%	19%	23%
Net assets, end of period (x 1,000,000)	$12,990	$11,489	$11,420	$13,832	$21,304	$14,090

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective September 25, 2023, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2023, is a blended ratio.
[6]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.6% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.13%, 07/15/26	344,943,828	341,972,730
0.13%, 10/15/26	388,756,792	384,352,908
0.38%, 01/15/27	318,878,033	314,568,198
2.38%, 01/15/27	158,343,629	161,021,863
0.13%, 04/15/27	397,672,804	389,424,199
0.38%, 07/15/27	353,574,383	348,899,189
1.63%, 10/15/27	398,954,959	403,934,104
0.50%, 01/15/28	361,148,082	354,418,878
1.75%, 01/15/28	149,009,922	150,907,471
1.25%, 04/15/28	393,678,818	392,979,117
3.63%, 04/15/28	152,129,712	161,786,382
0.75%, 07/15/28	312,645,937	308,872,204
2.38%, 10/15/28	405,374,351	420,567,973
0.88%, 01/15/29	269,942,966	265,820,008
2.50%, 01/15/29	138,180,209	143,804,576
2.13%, 04/15/29	417,668,810	428,918,131
3.88%, 04/15/29	175,371,006	191,493,492
0.25%, 07/15/29	318,246,109	305,609,502
1.63%, 10/15/29	430,974,335	436,369,931
0.13%, 01/15/30	359,514,153	339,312,546
1.63%, 04/15/30	454,496,282	457,798,484
0.13%, 07/15/30	395,809,612	371,805,924
0.13%, 01/15/31	408,264,333	378,242,550
0.13%, 07/15/31	417,863,157	384,629,978
0.13%, 01/15/32	459,906,913	416,889,446
3.38%, 04/15/32	64,196,679	71,480,244
0.63%, 07/15/32	472,717,368	440,984,366
1.13%, 01/15/33	463,838,385	443,219,321
1.38%, 07/15/33	454,633,603	441,500,729
1.75%, 01/15/34	480,204,300	476,143,198
1.88%, 07/15/34	498,681,793	499,383,064
2.13%, 01/15/35	524,370,314	533,106,408
2.13%, 02/15/40	81,221,611	80,231,723
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/15/41	121,277,301	118,780,693
0.75%, 02/15/42	190,617,458	148,141,783
0.63%, 02/15/43	153,473,041	114,124,592
1.38%, 02/15/44	210,514,735	176,922,833
0.75%, 02/15/45	232,844,968	170,186,024
1.00%, 02/15/46	120,097,778	91,100,733
0.88%, 02/15/47	146,037,246	105,888,413
1.00%, 02/15/48	106,294,725	78,238,731
1.00%, 02/15/49	96,511,226	70,095,048
0.25%, 02/15/50	150,315,168	87,364,820
0.13%, 02/15/51	148,386,679	80,934,500
0.13%, 02/15/52	176,532,261	94,396,489
1.50%, 02/15/53	163,127,977	129,364,945
2.13%, 02/15/54	163,631,610	149,869,937
2.38%, 02/15/55	84,354,692	81,632,936
Total Treasuries (Cost $13,674,844,854)		12,937,491,314

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (a)	618,971	618,971
Total Short-Term Investments (Cost $618,971)		618,971
Total Investments in Securities (Cost $13,675,463,825)		12,938,110,285

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$12,937,491,314	$—	$12,937,491,314
Short-Term Investments[1]	618,971	—	—	618,971
Total	$618,971	$12,937,491,314	$—	$12,938,110,285

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $13,675,463,825)		$12,938,110,285
Receivables:
Investments sold		247,172,984
Interest		52,221,714
Dividends	+	17,977
Total assets		13,237,522,960

Liabilities
Payables:
Investments bought		220,730,998
Fund shares redeemed		26,673,045
Management fees	+	317,903
Total liabilities		247,721,946
Net assets		$12,989,801,014

Net Assets by Source
Capital received from investors		$14,810,961,770
Total distributable loss	+	(1,821,160,756)
Net assets		$12,989,801,014

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$12,989,801,014		487,000,000		$26.67

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$264,362,430
Dividends received from securities - unaffiliated issuers	+	212,929
Total investment income		264,575,359

Expenses
Management fees		1,845,739
Total expenses	–	1,845,739
Net investment income		262,729,620

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(95,815,784)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	14,840,552
Net realized losses		(80,975,232)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	373,221,626
Net realized and unrealized gains		292,246,394
Increase in net assets resulting from operations		$554,976,014
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$262,729,620	$333,559,040
Net realized losses		(80,975,232)	(249,856,390)
Net change in unrealized appreciation (depreciation)	+	373,221,626	117,034,861
Increase in net assets resulting from operations		$554,976,014	$200,737,511

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($163,954,290 )	($333,819,075 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		95,500,000	$2,533,263,108	119,700,000	$3,132,767,936
Shares redeemed	+	(53,700,000)	(1,423,538,257)	(112,400,000)	(2,931,011,084)
Net transactions in fund shares		41,800,000	$1,109,724,851	7,300,000	$201,756,852

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		445,200,000	$11,489,054,439	437,900,000	$11,420,379,151
Total increase	+	41,800,000	1,500,746,575	7,300,000	68,675,288
End of period		487,000,000	$12,989,801,014	445,200,000	$11,489,054,439

[1]
For the period ended December 31, 2024, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 6/30/25*	1/1/24– 12/31/24[1]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]	1/1/20– 12/31/20[1]
Per-Share Data
Net asset value at beginning of period	$24.14	$24.22	$24.12	$25.42	$25.70	$25.24
Income (loss) from investment operations:
Net investment income (loss)[2]	0.50	1.67	0.91	0.34	0.11	0.33
Net realized and unrealized gains (losses)	0.17	0.06 [3]	0.10	(1.32)	(0.28)	0.46
Total from investment operations	0.67	1.73	1.01	(0.98)	(0.17)	0.79
Less distributions:
Distributions from net investment income	(0.43)	(1.81)	(0.91)	(0.32)	(0.11)	(0.33)
Net asset value at end of period	$24.38	$24.14	$24.22	$24.12	$25.42	$25.70
Total return	2.80%[4]	4.04%	4.26%	(3.85%)	(0.66%)	3.11%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[5]	0.03%	0.03%	0.04%[6,7]	0.05%[8]	0.05%
Net investment income (loss)	4.18%[5]	4.25%	3.78%	1.39%	0.41%	1.26%
Portfolio turnover rate[9]	34%[4]	67%	81%	106%	73%	74%
Net assets, end of period (x 1,000,000)	$11,030	$11,230	$11,900	$10,256	$8,956	$7,508

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[9]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.3% OF NET ASSETS
U.S. Treasury Bonds
6.75%, 08/15/26	8,816,200	9,094,806
6.50%, 11/15/26	10,249,000	10,652,154
6.63%, 02/15/27	6,862,800	7,191,062
6.38%, 08/15/27	8,728,200	9,204,160
6.13%, 11/15/27	18,681,600	19,703,980
U.S. Treasury Notes
4.50%, 07/15/26	93,076,400	93,574,504
0.63%, 07/31/26	127,191,000	122,716,957
1.88%, 07/31/26	53,717,600	52,534,134
4.38%, 07/31/26	153,714,600	154,351,075
1.50%, 08/15/26	128,874,600	125,416,129
4.38%, 08/15/26	99,481,200	99,926,146
0.75%, 08/31/26	137,777,400	132,809,879
1.38%, 08/31/26	55,103,600	53,506,457
3.75%, 08/31/26	163,920,200	163,545,616
4.63%, 09/15/26	105,715,400	106,588,791
0.88%, 09/30/26	136,545,400	131,547,625
1.63%, 09/30/26	42,890,800	41,715,492
3.50%, 09/30/26	165,777,400	164,948,513
4.63%, 10/15/26	108,959,000	109,948,569
1.13%, 10/31/26	136,465,000	131,622,092
1.63%, 10/31/26	55,102,400	53,506,368
4.13%, 10/31/26	165,763,600	166,245,999
2.00%, 11/15/26	120,444,400	117,456,814
4.63%, 11/15/26	115,031,000	116,172,324
1.25%, 11/30/26	138,596,600	133,675,338
1.63%, 11/30/26	50,014,200	48,501,075
4.25%, 11/30/26	164,917,400	165,793,524
4.38%, 12/15/26	120,128,600	121,043,642
1.25%, 12/31/26	133,957,800	128,976,244
1.75%, 12/31/26	55,364,000	53,704,161
4.25%, 12/31/26	165,750,200	166,747,292
4.00%, 01/15/27	123,002,600	123,317,313
1.50%, 01/31/27	183,188,800	176,730,679
4.13%, 01/31/27	165,769,200	166,559,195
2.25%, 02/15/27	107,132,400	104,537,787
4.13%, 02/15/27	127,635,600	128,271,285
1.13%, 02/28/27	32,864,600	31,464,003
1.88%, 02/28/27	121,958,400	118,228,188
4.13%, 02/28/27	165,772,200	166,662,577
4.25%, 03/15/27	133,218,000	134,253,562
0.63%, 03/31/27	53,168,000	50,372,527
2.50%, 03/31/27	122,416,000	119,819,442
3.88%, 03/31/27	165,773,000	166,061,160
4.50%, 04/15/27	139,337,400	141,092,725
0.50%, 04/30/27	75,104,000	70,832,460
2.75%, 04/30/27	115,902,400	113,862,789
3.75%, 04/30/27	165,763,000	165,756,525
2.38%, 05/15/27	129,466,200	126,285,175
4.50%, 05/15/27	138,150,000	139,992,899
0.50%, 05/31/27	75,099,200	70,659,253
2.63%, 05/31/27	114,905,000	112,553,038
3.88%, 05/31/27	165,780,000	166,181,499
4.63%, 06/15/27	139,351,000	141,683,496
0.50%, 06/30/27	87,586,000	82,200,830
3.25%, 06/30/27	112,926,400	111,925,060
3.75%, 06/30/27	165,707,000	165,817,039
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 07/15/27	138,377,000	140,122,929
0.38%, 07/31/27	104,031,400	97,110,873
2.75%, 07/31/27	109,991,800	107,856,413
2.25%, 08/15/27	104,510,600	101,391,612
3.75%, 08/15/27	138,868,200	138,949,568
0.50%, 08/31/27	89,275,200	83,360,718
3.13%, 08/31/27	107,682,600	106,374,424
3.38%, 09/15/27	139,350,600	138,408,895
0.38%, 09/30/27	114,566,200	106,403,358
4.13%, 09/30/27	105,715,400	106,689,964
3.88%, 10/15/27	139,351,000	139,857,236
0.50%, 10/31/27	111,274,200	103,363,300
4.13%, 10/31/27	103,311,200	104,271,672
2.25%, 11/15/27	106,118,800	102,632,632
4.13%, 11/15/27	139,227,200	140,537,893
0.63%, 11/30/27	119,396,400	111,010,669
3.88%, 11/30/27	101,465,400	101,865,713
4.00%, 12/15/27	139,350,200	140,357,223
0.63%, 12/31/27	132,243,800	122,614,798
3.88%, 12/31/27	103,311,200	103,763,187
4.25%, 01/15/28	139,349,000	141,177,956
0.75%, 01/31/28	146,716,600	136,142,689
3.50%, 01/31/28	103,287,200	102,786,903
2.75%, 02/15/28	143,675,600	140,280,142
4.25%, 02/15/28	139,345,200	141,250,311
1.13%, 02/29/28	148,955,800	139,308,585
4.00%, 02/29/28	103,309,200	104,100,161
3.88%, 03/15/28	139,346,000	140,031,844
1.25%, 03/31/28	135,140,000	126,567,056
3.63%, 03/31/28	103,312,000	103,150,575
3.75%, 04/15/28	139,347,000	139,542,957
1.25%, 04/30/28	147,942,000	138,296,875
3.50%, 04/30/28	103,279,000	102,734,364
2.88%, 05/15/28	149,938,000	146,611,251
3.75%, 05/15/28	139,350,000	139,584,065
1.25%, 05/31/28	148,665,000	138,711,414
3.63%, 05/31/28	99,199,000	99,005,252
3.88%, 06/15/28	139,291,000	140,047,307
1.25%, 06/30/28	136,556,000	127,157,107
4.00%, 06/30/28	103,268,000	104,171,595
Total Treasuries (Cost $10,884,533,090)		10,955,142,914

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (a)	25,803,243	25,803,243
Total Short-Term Investments (Cost $25,803,243)		25,803,243
Total Investments in Securities (Cost $10,910,336,333)		10,980,946,157

(a)	The rate shown is the annualized 7-day yield.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$10,955,142,914	$—	$10,955,142,914
Short-Term Investments[1]	25,803,243	—	—	25,803,243
Total	$25,803,243	$10,955,142,914	$—	$10,980,946,157

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $10,910,336,333)		$10,980,946,157
Receivables:
Investments sold		957,179,757
Interest		72,937,163
Fund shares sold		4,876,193
Dividends	+	36,812
Total assets		12,015,976,082

Liabilities
Payables:
Investments bought		542,021,265
Fund shares redeemed		443,733,563
Management fees	+	271,020
Total liabilities		986,025,848
Net assets		$11,029,950,234

Net Assets by Source
Capital received from investors		$11,446,658,621
Total distributable loss	+	(416,708,387)
Net assets		$11,029,950,234

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$11,029,950,234		452,400,000		$24.38

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$232,256,101
Dividends received from securities - unaffiliated issuers	+	268,751
Total investment income		232,524,852

Expenses
Management fees		1,654,984
Total expenses	–	1,654,984
Net investment income		230,869,868

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(1,328,400)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	19,536,167
Net realized gains		18,207,767
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	64,218,487
Net realized and unrealized gains		82,426,254
Increase in net assets resulting from operations		$313,296,122
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$230,869,868	$466,787,995
Net realized gains (losses)		18,207,767	(43,072,014)
Net change in unrealized appreciation (depreciation)	+	64,218,487	(5,425,306)
Increase in net assets resulting from operations		$313,296,122	$418,290,675

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($196,765,450 )	($466,133,505 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		138,900,000	$3,374,420,236	103,700,000	$2,516,459,367
Shares redeemed	+	(151,800,000)	(3,691,056,307)	(129,800,000)	(3,138,896,435)
Net transactions in fund shares		(12,900,000)	($316,636,071 )	(26,100,000)	($622,437,068 )

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		465,300,000	$11,230,055,633	491,400,000	$11,900,335,531
Total decrease	+	(12,900,000)	(200,105,399)	(26,100,000)	(670,279,898)
End of period		452,400,000	$11,029,950,234	465,300,000	$11,230,055,633

[1]
For the period ended December 31, 2024, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 6/30/25*	1/1/24– 12/31/24[1]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]	1/1/20– 12/31/20[1]
Per-Share Data
Net asset value at beginning of period	$24.27	$24.86	$24.61	$28.08	$29.11	$27.49
Income (loss) from investment operations:
Net investment income (loss)[2]	0.48	1.47	0.79	0.56	0.28	0.47
Net realized and unrealized gains (losses)	0.69	(0.46)	0.25	(3.53)	(1.03)	1.62
Total from investment operations	1.17	1.01	1.04	(2.97)	(0.75)	2.09
Less distributions:
Distributions from net investment income	(0.41)	(1.60)	(0.79)	(0.50)	(0.28)	(0.47)
Net asset value at end of period	$25.03	$24.27	$24.86	$24.61	$28.08	$29.11
Total return	4.84%[3]	1.33%	4.29%	(10.63%)	(2.57%)	7.62%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]	0.03%	0.03%	0.04%[5,6]	0.05%[7]	0.05%
Net investment income (loss)	3.94%[4]	3.76%	3.20%	2.18%	0.97%	1.63%
Portfolio turnover rate[8]	21%[3]	38%	56%	88%	56%	51%
Net assets, end of period (x 1,000,000)	$10,920	$10,078	$7,878	$7,555	$3,712	$3,953

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[8]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.2% OF NET ASSETS
U.S. Treasury Bonds
5.50%, 08/15/28	9,573,000	10,096,523
5.25%, 11/15/28	12,687,600	13,298,191
5.25%, 02/15/29	5,541,800	5,844,651
6.13%, 08/15/29	5,365,800	5,849,980
6.25%, 05/15/30	11,880,400	13,169,609
5.38%, 02/15/31	14,505,800	15,613,567
U.S. Treasury Notes
2.88%, 08/15/28	117,959,800	115,089,137
1.13%, 08/31/28	109,704,000	101,321,929
4.38%, 08/31/28	167,245,800	170,577,651
1.25%, 09/30/28	110,556,200	102,311,990
4.63%, 09/30/28	138,153,600	142,017,584
1.38%, 10/31/28	103,123,200	95,638,712
4.88%, 10/31/28	128,794,200	133,452,928
3.13%, 11/15/28	109,107,800	107,091,863
1.50%, 11/30/28	103,843,400	96,537,855
4.38%, 11/30/28	100,254,800	102,373,466
1.38%, 12/31/28	100,446,000	92,818,382
3.75%, 12/31/28	103,928,600	104,042,272
1.75%, 01/31/29	93,190,200	87,085,514
4.00%, 01/31/29	109,476,200	110,493,987
2.63%, 02/15/29	106,750,800	102,822,705
1.88%, 02/28/29	88,764,600	83,202,943
4.25%, 02/28/29	112,915,800	114,940,345
2.38%, 03/31/29	83,672,000	79,746,607
4.13%, 03/31/29	118,501,400	120,135,423
2.88%, 04/30/29	76,871,400	74,544,238
4.63%, 04/30/29	125,021,200	128,962,298
2.38%, 05/15/29	88,057,600	83,788,870
2.75%, 05/31/29	73,139,800	70,545,623
4.50%, 05/31/29	124,902,000	128,346,564
3.25%, 06/30/29	70,179,600	68,918,560
4.25%, 06/30/29	125,439,000	127,805,681
2.63%, 07/31/29	65,817,000	63,055,772
4.00%, 07/31/29	124,390,200	125,580,653
1.63%, 08/15/29	80,570,800	74,213,260
3.13%, 08/31/29	64,997,000	63,448,244
3.63%, 08/31/29	123,719,000	123,134,235
3.50%, 09/30/29	123,707,000	122,494,091
3.88%, 09/30/29	63,082,800	63,390,821
4.00%, 10/31/29	60,810,400	61,404,252
4.13%, 10/31/29	125,586,200	127,416,030
1.75%, 11/15/29	60,911,400	56,102,731
3.88%, 11/30/29	61,253,400	61,538,133
4.13%, 11/30/29	123,685,000	125,525,780
3.88%, 12/31/29	61,443,600	61,717,216
4.38%, 12/31/29	123,601,000	126,700,682
3.50%, 01/31/30	61,222,600	60,524,280
4.25%, 01/31/30	124,577,000	127,068,540
1.50%, 02/15/30	103,154,400	93,374,879
4.00%, 02/28/30	185,026,400	186,876,664
3.63%, 03/31/30	62,506,600	62,071,984
4.00%, 03/31/30	123,974,000	125,160,470
3.50%, 04/30/30	61,654,600	60,874,284
3.88%, 04/30/30	123,810,000	124,327,487
0.63%, 05/15/30	143,096,200	123,157,756
3.75%, 05/31/30	62,013,600	61,887,635
4.00%, 05/31/30	123,917,000	125,141,648
3.75%, 06/30/30	61,474,400	61,332,721
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 06/30/30	125,000,000	125,493,164
4.00%, 07/31/30	61,450,400	62,000,093
0.63%, 08/15/30	184,602,400	157,474,501
4.13%, 08/31/30	62,886,800	63,807,994
4.63%, 09/30/30	65,986,000	68,483,673
4.88%, 10/31/30	65,997,000	69,294,272
0.88%, 11/15/30	193,370,400	165,913,313
4.38%, 11/30/30	68,693,200	70,482,980
3.75%, 12/31/30	70,133,600	69,807,588
4.00%, 01/31/31	73,294,800	73,830,196
1.13%, 02/15/31	186,710,600	161,606,777
4.25%, 02/28/31	72,660,800	74,079,956
4.13%, 03/31/31	77,009,200	78,004,905
4.63%, 04/30/31	79,184,400	82,240,423
1.63%, 05/15/31	185,093,400	163,272,624
4.63%, 05/31/31	79,194,400	82,244,622
4.25%, 06/30/31	79,157,400	80,635,417
4.13%, 07/31/31	78,307,400	79,228,124
1.25%, 08/15/31	203,157,400	173,842,423
3.75%, 08/31/31	78,638,400	77,919,596
3.63%, 09/30/31	78,921,400	77,623,513
4.13%, 10/31/31	78,842,400	79,686,260
1.38%, 11/15/31	197,164,800	168,768,447
4.13%, 11/30/31	78,554,400	79,370,630
4.50%, 12/31/31	78,936,400	81,409,330
4.38%, 01/31/32	78,046,400	79,918,295
1.88%, 02/15/32	185,414,400	162,932,904
4.13%, 02/29/32	78,850,400	79,595,783
4.13%, 03/31/32	78,549,000	79,266,987
4.00%, 04/30/32	77,997,000	78,112,777
2.88%, 05/15/32	179,487,000	167,511,852
4.13%, 05/31/32	78,207,000	78,885,202
4.00%, 06/30/32	78,000,000	78,067,032
2.75%, 08/15/32	174,223,200	160,748,124
4.13%, 11/15/32	177,727,200	178,976,844
3.50%, 02/15/33	175,303,200	169,044,329
3.38%, 05/15/33	177,339,200	169,109,553
3.88%, 08/15/33	190,049,000	187,227,960
4.50%, 11/15/33	204,095,400	209,708,024
4.00%, 02/15/34	213,967,800	211,828,122
4.38%, 05/15/34	211,610,800	214,983,347
3.88%, 08/15/34	214,940,800	209,953,503
4.25%, 11/15/34	214,849,800	215,621,916
4.63%, 02/15/35	212,358,000	219,176,684
4.25%, 05/15/35	144,082,000	144,340,898
Total Treasuries (Cost $10,793,007,652)		10,837,536,853
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (a)	17,509,629	17,509,629
Total Short-Term Investments (Cost $17,509,629)		17,509,629
Total Investments in Securities (Cost $10,810,517,281)		10,855,046,482

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$10,837,536,853	$—	$10,837,536,853
Short-Term Investments[1]	17,509,629	—	—	17,509,629
Total	$17,509,629	$10,837,536,853	$—	$10,855,046,482

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $10,810,517,281)		$10,855,046,482
Receivables:
Investments sold		456,537,870
Interest		81,575,125
Fund shares sold		12,514,082
Dividends	+	21,072
Total assets		11,405,694,631

Liabilities
Payables:
Investments bought		262,889,274
Fund shares redeemed		222,750,660
Management fees	+	264,732
Total liabilities		485,904,666
Net assets		$10,919,789,965

Net Assets by Source
Capital received from investors		$11,567,264,983
Total distributable loss	+	(647,475,018)
Net assets		$10,919,789,965

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,919,789,965		436,300,000		$25.03

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$204,789,624
Dividends received from securities - unaffiliated issuers		239,675
Securities on loan, net	+	429
Total investment income		205,029,728

Expenses
Management fees		1,549,912
Total expenses	–	1,549,912
Net investment income		203,479,816

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(26,033,599)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	12,518,193
Net realized losses		(13,515,406)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	303,380,987
Net realized and unrealized gains		289,865,581
Increase in net assets resulting from operations		$493,345,397
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$203,479,816	$333,374,796
Net realized losses		(13,515,406)	(96,891,897)
Net change in unrealized appreciation (depreciation)	+	303,380,987	(153,836,310)
Increase in net assets resulting from operations		$493,345,397	$82,646,589

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($171,522,610 )	($332,975,855 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		59,400,000	$1,470,339,343	135,400,000	$3,362,757,740
Shares redeemed	+	(38,300,000)	(950,353,466)	(37,100,000)	(912,891,109)
Net transactions in fund shares		21,100,000	$519,985,877	98,300,000	$2,449,866,631

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		415,200,000	$10,077,981,301	316,900,000	$7,878,443,936
Total increase	+	21,100,000	841,808,664	98,300,000	2,199,537,365
End of period		436,300,000	$10,919,789,965	415,200,000	$10,077,981,301

[1]
For the period ended December 31, 2024, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$31.47	$35.07	$35.28	$51.26	$54.87	$47.34
Income (loss) from investment operations:
Net investment income (loss)[1]	0.72	1.45	1.40	1.12	0.86	0.86
Net realized and unrealized gains (losses)	0.30	(3.61)	(0.28)[2]	(16.08)	(3.60)	7.50
Total from investment operations	1.02	(2.16)	1.12	(14.96)	(2.74)	8.36
Less distributions:
Distributions from net investment income	(0.61)	(1.44)	(1.33)	(1.02)	(0.87)	(0.83)
Net asset value at end of period	$31.88	$31.47	$35.07	$35.28	$51.26	$54.87
Total return	3.24%[3]	(6.30%)	3.29%	(29.42%)	(4.96%)	17.64%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]	0.03%	0.03%	0.04%[5,6]	0.05%[7]	0.05%
Net investment income (loss)	4.60%[4]	4.34%	4.11%	2.83%	1.70%	1.55%
Portfolio turnover rate[8]	10%[3]	21%	35%	41%	68%	45%
Net assets, end of period (x 1,000)	$758,831	$708,031	$620,780	$188,739	$99,948	$90,535

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[8]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.0% OF NET ASSETS
U.S. Treasury Bonds
4.50%, 02/15/36	2,344,300	2,406,204
4.75%, 02/15/37	1,394,400	1,452,682
5.00%, 05/15/37	1,800,400	1,914,754
4.38%, 02/15/38	1,893,900	1,892,420
4.50%, 05/15/38	2,143,900	2,170,029
3.50%, 02/15/39	2,196,000	1,983,091
4.25%, 05/15/39	3,260,000	3,174,680
4.50%, 08/15/39	3,482,600	3,471,173
4.38%, 11/15/39	3,745,900	3,673,323
4.63%, 02/15/40	3,774,600	3,797,896
1.13%, 05/15/40	11,203,600	6,968,114
4.38%, 05/15/40	3,654,800	3,573,138
1.13%, 08/15/40	13,702,500	8,432,390
3.88%, 08/15/40	3,632,000	3,342,859
1.38%, 11/15/40	15,296,100	9,750,069
4.25%, 11/15/40	3,606,300	3,458,385
1.88%, 02/15/41	18,527,000	12,750,339
4.75%, 02/15/41	3,823,400	3,874,180
2.25%, 05/15/41	14,045,000	10,205,668
4.38%, 05/15/41	3,530,500	3,422,654
1.75%, 08/15/41	19,642,400	13,046,850
3.75%, 08/15/41	3,572,000	3,201,126
2.00%, 11/15/41	17,517,400	12,052,792
3.13%, 11/15/41	3,750,800	3,076,828
2.38%, 02/15/42	14,014,500	10,196,644
3.13%, 02/15/42	3,969,600	3,242,357
3.00%, 05/15/42	3,692,200	2,949,145
3.25%, 05/15/42	12,441,800	10,296,562
2.75%, 08/15/42	4,258,200	3,259,519
3.38%, 08/15/42	10,855,200	9,114,128
2.75%, 11/15/42	6,241,400	4,756,142
4.00%, 11/15/42	10,920,200	9,966,389
3.13%, 02/15/43	5,362,100	4,313,558
3.88%, 02/15/43	10,922,500	9,780,757
2.88%, 05/15/43	8,432,000	6,501,204
3.88%, 05/15/43	10,881,800	9,723,908
3.63%, 08/15/43	6,068,100	5,221,410
4.38%, 08/15/43	11,764,500	11,219,473
3.75%, 11/15/43	6,199,600	5,418,354
4.75%, 11/15/43	11,766,200	11,757,008
3.63%, 02/15/44	6,556,500	5,614,515
4.50%, 02/15/44	11,758,800	11,366,534
3.38%, 05/15/44	6,120,100	5,035,217
4.63%, 05/15/44	11,766,900	11,543,513
3.13%, 08/15/44	7,881,600	6,217,228
4.13%, 08/15/44	11,767,400	10,785,558
3.00%, 11/15/44	6,745,800	5,196,374
4.63%, 11/15/44	11,763,000	11,518,550
2.50%, 02/15/45	9,157,100	6,450,032
4.75%, 02/15/45	11,761,600	11,702,792
3.00%, 05/15/45	4,178,900	3,202,409
5.00%, 05/15/45	8,125,000	8,348,437
2.88%, 08/15/45	5,531,500	4,138,253
3.00%, 11/15/45	3,601,900	2,745,323
2.50%, 02/15/46	7,002,000	4,855,449
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 05/15/46	6,766,200	4,675,550
2.25%, 08/15/46	9,266,400	6,073,836
2.88%, 11/15/46	3,893,800	2,868,635
3.00%, 02/15/47	7,634,900	5,735,719
3.00%, 05/15/47	6,261,800	4,691,458
2.75%, 08/15/47	9,074,500	6,472,671
2.75%, 11/15/47	9,144,900	6,505,739
3.00%, 02/15/48	10,427,200	7,751,971
3.13%, 05/15/48	11,084,800	8,414,056
3.00%, 08/15/48	12,264,900	9,076,984
3.38%, 11/15/48	12,499,500	9,892,182
3.00%, 02/15/49	13,255,400	9,772,751
2.88%, 05/15/49	12,856,200	9,234,367
2.25%, 08/15/49	12,189,200	7,650,628
2.38%, 11/15/49	11,402,600	7,338,642
2.00%, 02/15/50	14,277,200	8,388,970
1.25%, 05/15/50	16,752,800	8,055,741
1.38%, 08/15/50	18,860,600	9,305,054
1.63%, 11/15/50	18,573,200	9,793,010
1.88%, 02/15/51	20,746,600	11,663,479
2.38%, 05/15/51	20,835,800	13,219,339
2.00%, 08/15/51	20,712,500	11,948,523
1.88%, 11/15/51	19,328,300	10,761,937
2.25%, 02/15/52	17,647,000	10,786,729
2.88%, 05/15/52	16,658,200	11,732,318
3.00%, 08/15/52	15,874,900	11,465,895
4.00%, 11/15/52	15,963,900	13,967,165
3.63%, 02/15/53	15,863,100	12,956,931
3.63%, 05/15/53	15,934,300	13,003,883
4.13%, 08/15/53	17,642,900	15,766,964
4.75%, 11/15/53	18,489,300	18,330,408
4.25%, 02/15/54	19,329,300	17,641,006
4.63%, 05/15/54	19,331,300	18,784,587
4.25%, 08/15/54	19,333,100	17,664,110
4.50%, 11/15/54	19,332,300	18,435,160
4.63%, 02/15/55	19,330,000	18,825,607
4.75%, 05/15/55	13,163,000	13,092,043
Total Treasuries (Cost $803,596,362)		751,272,434

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (a)	25,094	25,094
Total Short-Term Investments (Cost $25,094)		25,094
Total Investments in Securities (Cost $803,621,456)		751,297,528

(a)	The rate shown is the annualized 7-day yield.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$751,272,434	$—	$751,272,434
Short-Term Investments[1]	25,094	—	—	25,094
Total	$25,094	$751,272,434	$—	$751,297,528

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $803,621,456)		$751,297,528
Receivables:
Investments sold		9,760,122
Interest		7,565,173
Dividends	+	2,218
Total assets		768,625,041

Liabilities
Payables:
Investments bought		9,774,511
Management fees	+	19,118
Total liabilities		9,793,629
Net assets		$758,831,412

Net Assets by Source
Capital received from investors		$871,783,532
Total distributable loss	+	(112,952,120)
Net assets		$758,831,412

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$758,831,412		23,800,000		$31.88

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$18,528,998
Dividends received from securities - unaffiliated issuers	+	35,107
Total investment income		18,564,105

Expenses
Management fees		120,410
Total expenses	–	120,410
Net investment income		18,443,695

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(8,500,182)
Net realized losses on sales of in-kind redemptions - unaffiliated issuers	+	(6,977,957)
Net realized losses		(15,478,139)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	13,022,566
Net realized and unrealized losses		(2,455,573)
Increase in net assets resulting from operations		$15,988,122
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$18,443,695	$30,990,933
Net realized losses		(15,478,139)	(1,403,729)
Net change in unrealized appreciation (depreciation)	+	13,022,566	(79,253,789)
Increase (decrease) in net assets resulting from operations		$15,988,122	($49,666,585 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($15,787,895 )	($31,021,445 )

TRANSACTIONS IN FUND SHARES
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,050,000	$324,270,434	17,150,000	$578,721,402
Shares redeemed	+	(8,750,000)	(273,670,051)	(12,350,000)	(410,782,549)
Net transactions in fund shares		1,300,000	$50,600,383	4,800,000	$167,938,853

SHARES OUTSTANDING AND NET ASSETS
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		22,500,000	$708,030,802	17,700,000	$620,779,979
Total increase	+	1,300,000	50,800,610	4,800,000	87,250,823
End of period		23,800,000	$758,831,412	22,500,000	$708,030,802
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 6/30/25*	1/1/24– 12/31/24[1]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]	1/1/20– 12/31/20[1]
Per-Share Data
Net asset value at beginning of period	$22.71	$23.32	$22.85	$26.96	$28.03	$26.72
Income (loss) from investment operations:
Net investment income (loss)[2]	0.46	1.44	0.75	0.56	0.48	0.60
Net realized and unrealized gains (losses)	0.46	(0.49)	0.49	(4.07)	(0.96)	1.39
Total from investment operations	0.92	0.95	1.24	(3.51)	(0.48)	1.99
Less distributions:
Distributions from net investment income	(0.40)	(1.56)	(0.77)	(0.60)	(0.59)	(0.68)
Net asset value at end of period	$23.23	$22.71	$23.32	$22.85	$26.96	$28.03
Total return	4.07%[3]	1.26%	5.53%	(13.09%)	(1.74%)	7.50%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]	0.03%	0.03%	0.04%[5,6]	0.04%	0.04%
Net investment income (loss)	4.08%[4]	3.87%	3.28%	2.29%	1.76%	2.14%
Portfolio turnover rate[7,8]	19%[3]	45%	63%	53%	48%	68%
Net assets, end of period (x 1,000,000)	$8,591	$8,441	$7,584	$6,805	$9,074	$8,733

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[8]	Portfolio turnover rate Includes to-be-announced (TBA) transactions.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 23.7% OF NET ASSETS

Financial Institutions 8.0%
Banking 5.4%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	190,000	191,155
7.10%, 11/15/27 (a)	65,000	68,545
2.20%, 11/02/28 (a)	315,000	290,836
6.99%, 06/13/29 (a)(b)	400,000	420,972
6.85%, 01/03/30 (a)(b)	270,000	285,134
8.00%, 11/01/31	705,000	802,205
6.18%, 07/26/35 (a)(b)	250,000	254,913
American Express Co.
1.65%, 11/04/26 (a)	250,000	241,845
2.55%, 03/04/27 (a)	630,000	613,721
3.30%, 05/03/27 (a)	410,000	403,858
5.39%, 07/28/27 (a)(b)	330,000	333,303
5.85%, 11/05/27 (a)	500,000	518,275
5.10%, 02/16/28 (a)(b)	510,000	516,089
5.04%, 07/26/28 (a)(b)	250,000	253,665
4.73%, 04/25/29 (a)(b)	400,000	404,536
4.05%, 05/03/29 (a)	315,000	315,025
5.28%, 07/27/29 (a)(b)	435,000	447,428
5.53%, 04/25/30 (a)(b)	355,000	369,214
5.09%, 01/30/31 (a)(b)	400,000	409,420
5.02%, 04/25/31 (a)(b)	400,000	408,720
6.49%, 10/30/31 (a)(b)	300,000	327,180
4.99%, 05/26/33 (a)(b)	150,000	150,479
4.42%, 08/03/33 (a)(b)	400,000	390,708
5.04%, 05/01/34 (a)(b)	305,000	308,160
5.63%, 07/28/34 (a)(b)	150,000	153,765
5.92%, 04/25/35 (a)(b)	205,000	214,323
5.28%, 07/26/35 (a)(b)	550,000	557,584
5.44%, 01/30/36 (a)(b)	350,000	357,658
5.67%, 04/25/36 (a)(b)	400,000	414,644
4.05%, 12/03/42	380,000	321,780
American Express Credit Corp.
3.30%, 05/03/27 (a)	225,000	222,035
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	215,000	221,048
Australia & New Zealand Banking Group Ltd.
4.42%, 12/16/26	250,000	251,328
4.75%, 01/18/27	250,000	252,545
4.90%, 07/16/27	250,000	254,110
3.92%, 09/30/27	350,000	348,786
4.36%, 06/18/28	250,000	251,920
4.62%, 12/16/29	250,000	254,403
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	206,856
5.38%, 03/13/29	400,000	412,304
7.88%, 11/15/34 (a)(b)	200,000	227,374
6.03%, 03/13/35 (a)(b)	200,000	208,290
Banco Santander SA
4.25%, 04/11/27	600,000	598,692
5.29%, 08/18/27	600,000	610,110
1.72%, 09/14/27 (a)(b)	400,000	386,432
6.53%, 11/07/27 (a)(b)	200,000	205,446
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 02/23/28	400,000	393,132
4.18%, 03/24/28 (a)(b)	200,000	198,816
4.38%, 04/12/28	600,000	598,626
5.37%, 07/15/28 (a)(b)	400,000	407,376
5.59%, 08/08/28	600,000	619,836
6.61%, 11/07/28	400,000	426,780
3.31%, 06/27/29	600,000	575,826
5.54%, 03/14/30 (a)(b)	400,000	412,144
3.49%, 05/28/30	600,000	570,264
2.75%, 12/03/30	400,000	356,760
2.96%, 03/25/31	200,000	182,832
5.44%, 07/15/31	400,000	415,664
3.23%, 11/22/32 (a)(b)	400,000	358,740
6.92%, 08/08/33	200,000	217,014
6.94%, 11/07/33	400,000	452,100
6.35%, 03/14/34	400,000	419,084
Bank of America Corp.
6.22%, 09/15/26	140,000	143,013
4.25%, 10/22/26	525,000	524,228
1.73%, 07/22/27 (a)(b)	1,715,000	1,667,392
5.93%, 09/15/27 (a)(b)	290,000	295,127
3.25%, 10/21/27 (a)	870,000	853,827
4.18%, 11/25/27 (a)	650,000	647,861
3.82%, 01/20/28 (a)(b)	675,000	669,343
2.55%, 02/04/28 (a)(b)	635,000	617,366
3.71%, 04/24/28 (a)(b)	745,000	736,432
4.38%, 04/27/28 (a)(b)	685,000	685,199
3.59%, 07/21/28 (a)(b)	675,000	664,915
4.95%, 07/22/28 (a)(b)	900,000	910,584
6.20%, 11/10/28 (a)(b)	650,000	676,481
3.42%, 12/20/28 (a)(b)	1,750,000	1,710,730
4.98%, 01/24/29 (a)(b)	750,000	761,002
3.97%, 03/05/29 (a)(b)	810,000	801,074
5.20%, 04/25/29 (a)(b)	1,035,000	1,058,029
4.62%, 05/09/29 (a)(b)	500,000	503,345
2.09%, 06/14/29 (a)(b)	900,000	843,759
4.27%, 07/23/29 (a)(b)	850,000	847,866
5.82%, 09/15/29 (a)(b)	750,000	782,040
3.97%, 02/07/30 (a)(b)	900,000	886,410
3.19%, 07/23/30 (a)(b)	715,000	681,002
2.88%, 10/22/30 (a)(b)	570,000	533,771
5.16%, 01/24/31 (a)(b)	550,000	563,931
2.50%, 02/13/31 (a)(b)	1,040,000	950,695
2.59%, 04/29/31 (a)(b)	800,000	731,808
1.90%, 07/23/31 (a)(b)	845,000	743,025
1.92%, 10/24/31 (a)(b)	825,000	719,870
2.65%, 03/11/32 (a)(b)	625,000	561,294
2.69%, 04/22/32 (a)(b)	1,250,000	1,123,075
2.30%, 07/21/32 (a)(b)	1,125,000	980,842
2.57%, 10/20/32 (a)(b)	900,000	793,323
2.97%, 02/04/33 (a)(b)	1,000,000	895,930
4.57%, 04/27/33 (a)(b)	1,000,000	984,340
5.02%, 07/22/33 (a)(b)	1,300,000	1,316,120
5.29%, 04/25/34 (a)(b)	1,385,000	1,414,085
5.87%, 09/15/34 (a)(b)	1,085,000	1,145,630
5.47%, 01/23/35 (a)(b)	1,500,000	1,541,745
5.43%, 08/15/35 (a)(b)	535,000	535,037
5.52%, 10/25/35 (a)(b)	1,025,000	1,022,786
5.51%, 01/24/36 (a)(b)	1,000,000	1,029,040
5.74%, 02/12/36 (a)(b)	550,000	559,163
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.46%, 05/09/36 (a)(b)	500,000	513,210
2.48%, 09/21/36 (a)(b)	670,000	568,039
6.11%, 01/29/37	525,000	555,203
3.85%, 03/08/37 (a)(b)	825,000	755,287
4.24%, 04/24/38 (a)(b)	600,000	546,954
7.75%, 05/14/38	450,000	537,678
4.08%, 04/23/40 (a)(b)	440,000	382,972
2.68%, 06/19/41 (a)(b)	1,445,000	1,034,331
5.88%, 02/07/42	485,000	507,548
3.31%, 04/22/42 (a)(b)	1,100,000	845,658
5.00%, 01/21/44	600,000	567,366
4.88%, 04/01/44	215,000	199,658
4.75%, 04/21/45	200,000	177,762
4.44%, 01/20/48 (a)(b)	615,000	526,588
3.95%, 01/23/49 (a)(b)	400,000	314,216
4.33%, 03/15/50 (a)(b)	875,000	728,752
4.08%, 03/20/51 (a)(b)	1,585,000	1,261,153
2.83%, 10/24/51 (a)(b)	360,000	225,828
3.48%, 03/13/52 (a)(b)	300,000	214,578
2.97%, 07/21/52 (a)(b)	600,000	388,296
Bank of America NA
5.53%, 08/18/26 (a)	550,000	557,914
6.00%, 10/15/36	380,000	402,044
Bank of Montreal
1.25%, 09/15/26	600,000	579,216
5.27%, 12/11/26	345,000	349,830
2.65%, 03/08/27	330,000	322,341
5.37%, 06/04/27	160,000	163,502
4.57%, 09/10/27 (a)(b)	300,000	300,696
4.70%, 09/14/27 (a)	330,000	333,317
5.20%, 02/01/28 (a)	350,000	358,344
5.72%, 09/25/28 (a)	240,000	250,296
5.00%, 01/27/29 (a)(b)	250,000	254,188
4.64%, 09/10/30 (a)(b)	50,000	50,454
5.51%, 06/04/31 (a)	220,000	230,083
3.80%, 12/15/32 (a)(b)	404,000	393,645
3.09%, 01/10/37 (a)(b)	400,000	347,552
Bank of New York Mellon Corp.
2.45%, 08/17/26 (a)	350,000	343,651
1.05%, 10/15/26 (a)	200,000	192,408
2.05%, 01/26/27 (a)	250,000	242,500
3.25%, 05/16/27 (a)	355,000	350,286
3.40%, 01/29/28 (a)	360,000	354,258
3.44%, 02/07/28 (a)(b)	400,000	395,520
3.85%, 04/28/28	310,000	309,504
4.44%, 06/09/28 (a)(b)	220,000	221,256
3.99%, 06/13/28 (a)(b)	280,000	279,255
1.65%, 07/14/28 (a)	245,000	228,840
5.80%, 10/25/28 (a)(b)	400,000	414,312
3.00%, 10/30/28 (a)	290,000	279,543
3.85%, 04/26/29 (a)	165,000	163,475
3.30%, 08/23/29 (a)	295,000	283,504
6.32%, 10/25/29 (a)(b)	330,000	350,463
4.98%, 03/14/30 (a)(b)	205,000	209,949
4.60%, 07/26/30 (a)(b)	160,000	161,840
1.65%, 01/28/31 (a)	265,000	230,015
1.80%, 07/28/31 (a)	300,000	260,814
2.50%, 01/26/32 (a)	80,000	70,620
4.29%, 06/13/33 (a)(b)	340,000	330,942
5.83%, 10/25/33 (a)(b)	500,000	530,700
4.71%, 02/01/34 (a)(b)	125,000	123,696
4.97%, 04/26/34 (a)(b)	375,000	376,853
6.47%, 10/25/34 (a)(b)	300,000	330,672
5.19%, 03/14/35 (a)(b)	400,000	405,656
5.32%, 06/06/36 (a)(b)	220,000	224,838
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bank of Nova Scotia
2.70%, 08/03/26	430,000	423,348
5.35%, 12/07/26	340,000	345,001
1.95%, 02/02/27	305,000	295,246
2.95%, 03/11/27	460,000	451,292
5.25%, 06/12/28	250,000	257,705
4.40%, 09/08/28 (a)(b)	300,000	300,654
4.93%, 02/14/29 (a)(b)	200,000	202,594
5.45%, 08/01/29	350,000	363,731
4.85%, 02/01/30	315,000	321,032
2.15%, 08/01/31	355,000	310,369
2.45%, 02/02/32	325,000	282,981
5.65%, 02/01/34	270,000	283,373
4.59%, 05/04/37 (a)(b)	375,000	354,780
Bank OZK
2.75%, 10/01/31 (a)(b)(c)	215,000	193,154
BankUnited, Inc.
5.13%, 06/11/30 (a)	230,000	227,797
Barclays PLC
6.50%, 09/13/27 (a)(b)	445,000	455,150
2.28%, 11/24/27 (a)(b)	410,000	397,671
4.34%, 01/10/28 (a)	400,000	399,008
5.67%, 03/12/28 (a)(b)	300,000	305,838
4.84%, 05/09/28 (a)	600,000	601,200
5.50%, 08/09/28 (a)(b)	600,000	612,108
4.84%, 09/10/28 (a)(b)	200,000	201,602
7.39%, 11/02/28 (a)(b)	430,000	456,643
4.97%, 05/16/29 (a)(b)	600,000	606,612
6.49%, 09/13/29 (a)(b)	330,000	348,873
5.69%, 03/12/30 (a)(b)	600,000	621,036
5.09%, 06/20/30 (a)(b)	545,000	547,561
4.94%, 09/10/30 (a)(b)	410,000	413,264
5.37%, 02/25/31 (a)(b)	550,000	561,940
2.65%, 06/24/31 (a)(b)	400,000	361,920
2.67%, 03/10/32 (a)(b)	300,000	266,571
2.89%, 11/24/32 (a)(b)	400,000	354,464
5.75%, 08/09/33 (a)(b)	375,000	389,089
7.44%, 11/02/33 (a)(b)	525,000	596,206
6.22%, 05/09/34 (a)(b)	460,000	488,557
7.12%, 06/27/34 (a)(b)	310,000	338,501
6.69%, 09/13/34 (a)(b)	475,000	519,275
5.34%, 09/10/35 (a)(b)	570,000	566,398
3.56%, 09/23/35 (a)(b)	300,000	275,850
5.79%, 02/25/36 (a)(b)	600,000	613,614
3.81%, 03/10/42 (a)(b)	360,000	282,553
3.33%, 11/24/42 (a)(b)	200,000	148,818
5.25%, 08/17/45	485,000	466,284
4.95%, 01/10/47	450,000	410,071
6.04%, 03/12/55 (a)(b)	300,000	308,553
BPCE SA
3.38%, 12/02/26	275,000	272,036
Canadian Imperial Bank of Commerce
5.62%, 07/17/26	105,000	106,344
5.93%, 10/02/26	300,000	305,946
3.45%, 04/07/27 (a)	465,000	459,299
5.24%, 06/28/27	330,000	336,023
4.86%, 01/13/28 (a)(b)	250,000	251,908
5.00%, 04/28/28 (a)	400,000	407,888
5.99%, 10/03/28 (a)	250,000	262,528
4.86%, 03/30/29 (a)(b)	310,000	313,410
5.26%, 04/08/29 (a)	385,000	396,408
4.63%, 09/11/30 (a)(b)	250,000	250,240
5.25%, 01/13/31 (a)(b)	250,000	256,230
3.60%, 04/07/32 (a)	400,000	372,664
6.09%, 10/03/33 (a)	365,000	391,598
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Capital One Financial Corp.
3.75%, 07/28/26 (a)	445,000	441,017
4.10%, 02/09/27 (a)	300,000	298,671
3.75%, 03/09/27 (a)	370,000	367,173
3.65%, 05/11/27 (a)	300,000	296,841
1.88%, 11/02/27 (a)(b)	495,000	478,348
3.80%, 01/31/28 (a)	565,000	558,000
4.93%, 05/10/28 (a)(b)	525,000	529,147
5.47%, 02/01/29 (a)(b)	250,000	256,063
6.31%, 06/08/29 (a)(b)	500,000	525,035
5.70%, 02/01/30 (a)(b)	250,000	258,675
3.27%, 03/01/30 (a)(b)	450,000	430,614
5.25%, 07/26/30 (a)(b)	125,000	127,859
5.46%, 07/26/30 (a)(b)	270,000	278,116
7.62%, 10/30/31 (a)(b)	500,000	565,180
2.36%, 07/29/32 (a)(b)	335,000	284,311
2.62%, 11/02/32 (a)(b)	230,000	200,900
6.70%, 11/29/32 (a)	275,000	300,341
5.27%, 05/10/33 (a)(b)	420,000	424,049
5.82%, 02/01/34 (a)(b)	275,000	283,872
6.38%, 06/08/34 (a)(b)	500,000	532,550
7.96%, 11/02/34 (a)(b)	280,000	325,870
6.05%, 02/01/35 (a)(b)	295,000	308,254
5.88%, 07/26/35 (a)(b)	275,000	283,806
6.18%, 01/30/36 (a)(b)	500,000	508,690
Capital One NA
4.65%, 09/13/28 (a)	400,000	402,228
2.70%, 02/06/30 (a)	300,000	276,297
Citibank NA
4.93%, 08/06/26 (a)	600,000	604,206
5.49%, 12/04/26 (a)	275,000	279,499
4.58%, 05/29/27 (a)	600,000	603,312
4.88%, 11/19/27 (a)(b)	685,000	689,425
5.80%, 09/29/28 (a)	715,000	747,904
4.84%, 08/06/29 (a)	410,000	418,930
4.91%, 05/29/30 (a)	750,000	764,587
5.57%, 04/30/34 (a)	500,000	520,955
Citigroup, Inc.
3.20%, 10/21/26 (a)	860,000	848,313
4.30%, 11/20/26	350,000	349,566
4.45%, 09/29/27	1,050,000	1,051,134
3.89%, 01/10/28 (a)(b)	840,000	832,650
6.63%, 01/15/28	60,000	63,532
3.07%, 02/24/28 (a)(b)	845,000	826,697
4.64%, 05/07/28 (a)(b)	750,000	752,310
4.66%, 05/24/28 (a)(b)	335,000	336,380
3.67%, 07/24/28 (a)(b)	700,000	689,241
4.13%, 07/25/28	600,000	596,118
3.52%, 10/27/28 (a)(b)	710,000	695,630
4.79%, 03/04/29 (a)(b)	500,000	503,780
4.08%, 04/23/29 (a)(b)	615,000	609,084
5.17%, 02/13/30 (a)(b)	850,000	867,357
3.98%, 03/20/30 (a)(b)	770,000	754,869
4.54%, 09/19/30 (a)(b)	750,000	746,880
2.98%, 11/05/30 (a)(b)	610,000	571,119
2.67%, 01/29/31 (a)(b)	770,000	706,105
4.41%, 03/31/31 (a)(b)	1,200,000	1,187,868
4.95%, 05/07/31 (a)(b)	500,000	505,940
2.57%, 06/03/31 (a)(b)	1,080,000	979,808
2.56%, 05/01/32 (a)(b)	995,000	881,878
6.63%, 06/15/32	260,000	283,704
2.52%, 11/03/32 (a)(b)	475,000	415,753
3.06%, 01/25/33 (a)(b)	875,000	782,661
5.88%, 02/22/33	200,000	207,900
3.79%, 03/17/33 (a)(b)	815,000	761,512
4.91%, 05/24/33 (a)(b)	700,000	698,922
6.00%, 10/31/33	225,000	236,837
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.27%, 11/17/33 (a)(b)	700,000	754,313
6.17%, 05/25/34 (a)(b)	975,000	1,018,348
5.59%, 11/19/34 (a)(b)	400,000	406,232
5.83%, 02/13/35 (a)(b)	655,000	667,989
5.45%, 06/11/35 (a)(b)	625,000	639,225
6.02%, 01/24/36 (a)(b)	920,000	945,107
5.33%, 03/27/36 (a)(b)	600,000	605,076
6.13%, 08/25/36	220,000	228,021
3.88%, 01/24/39 (a)(b)	310,000	267,614
8.13%, 07/15/39	605,000	762,076
5.41%, 09/19/39 (a)(b)	300,000	291,867
5.32%, 03/26/41 (a)(b)	455,000	444,612
5.88%, 01/30/42	360,000	372,686
2.90%, 11/03/42 (a)(b)	405,000	287,603
6.68%, 09/13/43	300,000	328,044
5.30%, 05/06/44	220,000	206,215
4.65%, 07/30/45	170,000	149,739
4.75%, 05/18/46	605,000	519,423
4.28%, 04/24/48 (a)(b)	280,000	231,157
4.65%, 07/23/48 (a)	750,000	648,592
5.61%, 03/04/56 (a)(b)	580,000	570,123
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	205,000	201,601
5.84%, 01/23/30 (a)(b)	350,000	362,495
2.50%, 02/06/30 (a)	180,000	163,384
3.25%, 04/30/30 (a)	300,000	281,118
5.72%, 07/23/32 (a)(b)	350,000	362,593
2.64%, 09/30/32 (a)	145,000	122,164
6.65%, 04/25/35 (a)(b)	200,000	215,912
5.64%, 05/21/37 (a)(b)	220,000	218,055
Comerica Bank
5.33%, 08/25/33 (a)(b)	250,000	243,418
Comerica, Inc.
4.00%, 02/01/29 (a)	215,000	210,188
5.98%, 01/30/30 (a)(b)	250,000	256,195
Commonwealth Bank of Australia
4.58%, 11/27/26	300,000	302,205
4.42%, 03/14/28	250,000	252,513
Cooperatieve Rabobank UA
3.75%, 07/21/26	600,000	595,644
5.50%, 10/05/26	370,000	376,179
5.04%, 03/05/27	250,000	253,925
4.80%, 01/09/29	370,000	377,245
5.25%, 05/24/41	415,000	408,908
5.75%, 12/01/43	380,000	383,621
5.25%, 08/04/45	300,000	284,511
Credit Suisse USA LLC
7.13%, 07/15/32	175,000	199,420
Deutsche Bank AG
7.15%, 07/13/27 (a)(b)	400,000	410,280
2.31%, 11/16/27 (a)(b)	510,000	494,955
2.55%, 01/07/28 (a)(b)	450,000	437,107
5.71%, 02/08/28 (a)(b)	205,000	208,506
5.37%, 01/10/29 (a)(b)	375,000	381,765
6.72%, 01/18/29 (a)(b)	425,000	446,416
5.41%, 05/10/29	400,000	414,588
6.82%, 11/20/29 (a)(b)	325,000	346,746
5.00%, 09/11/30 (a)(b)	300,000	302,211
5.30%, 05/09/31 (a)(b)	400,000	406,420
5.88%, 07/08/31 (a)(b)	270,000	277,090
3.55%, 09/18/31 (a)(b)	510,000	477,176
3.73%, 01/14/32 (a)(b)	415,000	380,273
3.04%, 05/28/32 (a)(b)	350,000	314,510
4.88%, 12/01/32 (a)(b)	345,000	341,322
3.74%, 01/07/33 (a)(b)	300,000	270,075
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.08%, 02/10/34 (a)(b)	350,000	373,440
5.40%, 09/11/35 (a)(b)	300,000	298,716
Fifth Third Bancorp
2.55%, 05/05/27 (a)	300,000	290,775
1.71%, 11/01/27 (a)(b)	300,000	289,872
3.95%, 03/14/28 (a)	110,000	109,052
4.06%, 04/25/28 (a)(b)	100,000	99,396
6.36%, 10/27/28 (a)(b)	210,000	219,087
6.34%, 07/27/29 (a)(b)	500,000	526,830
4.77%, 07/28/30 (a)(b)	215,000	216,432
4.90%, 09/06/30 (a)(b)	25,000	25,288
5.63%, 01/29/32 (a)(b)	300,000	312,591
4.34%, 04/25/33 (a)(b)	175,000	167,249
8.25%, 03/01/38	395,000	476,307
Fifth Third Bank NA
2.25%, 02/01/27 (a)	250,000	242,548
First Citizens BancShares, Inc.
6.25%, 03/12/40 (a)(b)	215,000	214,940
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	255,935
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	220,000	228,485
FNB Corp.
5.72%, 12/11/30 (a)(b)	145,000	145,905
Goldman Sachs Capital I
6.35%, 02/15/34	285,000	296,286
Goldman Sachs Group, Inc.
3.50%, 11/16/26 (a)	900,000	890,001
5.95%, 01/15/27	240,000	246,778
3.85%, 01/26/27 (a)	845,000	839,668
1.54%, 09/10/27 (a)(b)	890,000	859,526
1.95%, 10/21/27 (a)(b)	1,295,000	1,254,454
2.64%, 02/24/28 (a)(b)	975,000	947,154
3.62%, 03/15/28 (a)(b)	935,000	922,639
4.94%, 04/23/28 (a)(b)	750,000	756,547
3.69%, 06/05/28 (a)(b)	750,000	739,905
4.48%, 08/23/28 (a)(b)	675,000	676,168
3.81%, 04/23/29 (a)(b)	810,000	797,113
4.22%, 05/01/29 (a)(b)	1,050,000	1,044,760
6.48%, 10/24/29 (a)(b)	750,000	796,117
2.60%, 02/07/30 (a)	640,000	591,738
3.80%, 03/15/30 (a)	700,000	683,284
5.73%, 04/25/30 (a)(b)	700,000	728,819
5.05%, 07/23/30 (a)(b)	640,000	650,470
4.69%, 10/23/30 (a)(b)	500,000	501,750
5.21%, 01/28/31 (a)(b)	500,000	511,945
5.22%, 04/23/31 (a)(b)	750,000	769,357
1.99%, 01/27/32 (a)(b)	740,000	641,299
2.62%, 04/22/32 (a)(b)	985,000	876,571
2.38%, 07/21/32 (a)(b)	1,250,000	1,092,462
2.65%, 10/21/32 (a)(b)	800,000	706,624
6.13%, 02/15/33	370,000	404,821
3.10%, 02/24/33 (a)(b)	1,085,000	977,270
6.56%, 10/24/34 (a)(b)	345,000	382,150
5.85%, 04/25/35 (a)(b)	580,000	609,058
5.33%, 07/23/35 (a)(b)	885,000	895,859
5.02%, 10/23/35 (a)(b)	1,000,000	988,620
5.54%, 01/28/36 (a)(b)	900,000	923,544
6.45%, 05/01/36	220,000	235,400
6.75%, 10/01/37	1,555,000	1,707,950
4.02%, 10/31/38 (a)(b)	790,000	689,867
4.41%, 04/23/39 (a)(b)	335,000	302,545
6.25%, 02/01/41	750,000	803,482
3.21%, 04/22/42 (a)(b)	665,000	498,338
2.91%, 07/21/42 (a)(b)	450,000	322,560
3.44%, 02/24/43 (a)(b)	600,000	458,988
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 07/08/44 (a)	560,000	504,330
5.15%, 05/22/45	535,000	482,222
4.75%, 10/21/45 (a)	525,000	466,788
5.56%, 11/19/45 (a)(b)	900,000	888,102
5.73%, 01/28/56 (a)(b)	885,000	887,018
HSBC Bank USA NA
5.88%, 11/01/34	255,000	270,030
5.63%, 08/15/35	295,000	303,160
7.00%, 01/15/39	250,000	287,038
HSBC Holdings PLC
4.38%, 11/23/26	300,000	299,487
5.89%, 08/14/27 (a)(b)	645,000	654,320
4.04%, 03/13/28 (a)(b)	800,000	793,656
5.60%, 05/17/28 (a)(b)	600,000	611,652
4.76%, 06/09/28 (a)(b)	700,000	702,744
5.21%, 08/11/28 (a)(b)	700,000	710,199
2.01%, 09/22/28 (a)(b)	650,000	616,102
7.39%, 11/03/28 (a)(b)	690,000	732,877
5.13%, 11/19/28 (a)(b)	400,000	405,232
4.90%, 03/03/29 (a)(b)	400,000	403,504
6.16%, 03/09/29 (a)(b)	730,000	759,207
4.58%, 06/19/29 (a)(b)	985,000	986,537
2.21%, 08/17/29 (a)(b)	710,000	661,422
5.55%, 03/04/30 (a)(b)	480,000	494,520
4.95%, 03/31/30	700,000	712,103
3.97%, 05/22/30 (a)(b)	910,000	886,367
5.29%, 11/19/30 (a)(b)	600,000	613,116
5.13%, 03/03/31 (a)(b)	500,000	506,725
5.24%, 05/13/31 (a)(b)	600,000	611,304
2.85%, 06/04/31 (a)(b)	480,000	438,782
2.36%, 08/18/31 (a)(b)	200,000	177,776
5.73%, 05/17/32 (a)(b)	400,000	416,052
2.80%, 05/24/32 (a)(b)	990,000	880,159
2.87%, 11/22/32 (a)(b)	525,000	464,683
4.76%, 03/29/33 (a)(b)	535,000	523,348
5.40%, 08/11/33 (a)(b)	715,000	734,069
8.11%, 11/03/33 (a)(b)	540,000	624,375
6.25%, 03/09/34 (a)(b)	730,000	781,509
6.55%, 06/20/34 (a)(b)	595,000	632,074
7.40%, 11/13/34 (a)(b)	210,000	234,980
5.72%, 03/04/35 (a)(b)	350,000	363,381
5.87%, 11/18/35 (a)(b)	500,000	506,075
5.45%, 03/03/36 (a)(b)	500,000	503,030
6.50%, 05/02/36	685,000	734,755
5.79%, 05/13/36 (a)(b)	500,000	514,810
6.50%, 09/15/37	665,000	709,997
6.80%, 06/01/38	675,000	740,321
6.10%, 01/14/42	200,000	211,614
6.33%, 03/09/44 (a)(b)	840,000	903,512
5.25%, 03/14/44	300,000	285,036
HSBC USA, Inc.
5.29%, 03/04/27	330,000	335,551
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	200,000	200,034
6.21%, 08/21/29 (a)(b)	400,000	419,876
2.55%, 02/04/30 (a)	350,000	320,474
5.02%, 05/17/33 (a)(b)	80,000	79,141
5.71%, 02/02/35 (a)(b)	325,000	332,508
2.49%, 08/15/36 (a)(b)	355,000	298,346
6.14%, 11/18/39 (a)(b)	200,000	204,436
Huntington National Bank
4.87%, 04/12/28 (a)(b)	275,000	277,046
4.55%, 05/17/28 (a)(b)	330,000	331,261
5.65%, 01/10/30 (a)	250,000	260,148
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ING Groep NV
3.95%, 03/29/27	545,000	542,624
6.08%, 09/11/27 (a)(b)	325,000	331,048
4.02%, 03/28/28 (a)(b)	400,000	397,600
4.55%, 10/02/28	325,000	326,648
4.05%, 04/09/29	255,000	251,922
5.34%, 03/19/30 (a)(b)	400,000	410,772
5.07%, 03/25/31 (a)(b)	300,000	305,268
2.73%, 04/01/32 (a)(b)	250,000	224,783
4.25%, 03/28/33 (a)(b)	400,000	385,136
6.11%, 09/11/34 (a)(b)	285,000	303,035
5.55%, 03/19/35 (a)(b)	495,000	507,484
5.53%, 03/25/36 (a)(b)	300,000	305,742
JPMorgan Chase & Co.
2.95%, 10/01/26 (a)	955,000	941,343
7.63%, 10/15/26	220,000	229,691
4.13%, 12/15/26	600,000	599,604
8.00%, 04/29/27	225,000	240,264
1.47%, 09/22/27 (a)(b)	935,000	902,350
4.25%, 10/01/27	493,000	495,396
6.07%, 10/22/27 (a)(b)	500,000	510,925
3.63%, 12/01/27 (a)	340,000	335,488
5.04%, 01/23/28 (a)(b)	745,000	753,039
3.78%, 02/01/28 (a)(b)	810,000	803,050
2.95%, 02/24/28 (a)(b)	525,000	513,340
5.57%, 04/22/28 (a)(b)	610,000	622,798
4.32%, 04/26/28 (a)(b)	755,000	754,668
3.54%, 05/01/28 (a)(b)	875,000	862,627
2.18%, 06/01/28 (a)(b)	500,000	480,580
4.98%, 07/22/28 (a)(b)	705,000	714,200
4.85%, 07/25/28 (a)(b)	1,000,000	1,010,730
4.51%, 10/22/28 (a)(b)	560,000	561,803
3.51%, 01/23/29 (a)(b)	750,000	735,000
4.92%, 01/24/29 (a)(b)	450,000	456,232
4.01%, 04/23/29 (a)(b)	750,000	743,617
2.07%, 06/01/29 (a)(b)	600,000	563,166
4.20%, 07/23/29 (a)(b)	470,000	468,200
5.30%, 07/24/29 (a)(b)	550,000	564,850
6.09%, 10/23/29 (a)(b)	545,000	573,018
4.45%, 12/05/29 (a)(b)	850,000	851,929
5.01%, 01/23/30 (a)(b)	685,000	698,077
5.58%, 04/22/30 (a)(b)	690,000	716,896
3.70%, 05/06/30 (a)(b)	715,000	696,360
4.57%, 06/14/30 (a)(b)	500,000	502,330
5.00%, 07/22/30 (a)(b)	750,000	763,837
8.75%, 09/01/30	260,000	307,528
2.74%, 10/15/30 (a)(b)	1,085,000	1,012,023
4.60%, 10/22/30 (a)(b)	545,000	547,044
5.14%, 01/24/31 (a)(b)	750,000	769,597
4.49%, 03/24/31 (a)(b)	875,000	874,002
2.52%, 04/22/31 (a)(b)	925,000	846,097
5.10%, 04/22/31 (a)(b)	725,000	743,284
2.96%, 05/13/31 (a)(b)	950,000	878,807
1.76%, 11/19/31 (a)(b)	475,000	411,830
1.95%, 02/04/32 (a)(b)	925,000	802,724
2.58%, 04/22/32 (a)(b)	1,100,000	983,411
2.55%, 11/08/32 (a)(b)	750,000	660,780
2.96%, 01/25/33 (a)(b)	1,165,000	1,047,323
4.59%, 04/26/33 (a)(b)	715,000	708,043
4.91%, 07/25/33 (a)(b)	1,000,000	1,006,640
5.72%, 09/14/33 (a)(b)	780,000	813,283
5.35%, 06/01/34 (a)(b)	1,300,000	1,339,494
6.25%, 10/23/34 (a)(b)	900,000	979,155
5.34%, 01/23/35 (a)(b)	605,000	619,701
5.77%, 04/22/35 (a)(b)	875,000	920,010
5.29%, 07/22/35 (a)(b)	1,130,000	1,151,029
4.95%, 10/22/35 (a)(b)	750,000	742,822
5.50%, 01/24/36 (a)(b)	750,000	773,340
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.57%, 04/22/36 (a)(b)	1,000,000	1,037,770
6.40%, 05/15/38	740,000	823,191
3.88%, 07/24/38 (a)(b)	750,000	662,265
5.50%, 10/15/40	450,000	459,184
3.11%, 04/22/41 (a)(b)	500,000	383,055
5.60%, 07/15/41	525,000	539,621
2.53%, 11/19/41 (a)(b)	465,000	327,025
5.40%, 01/06/42	350,000	351,057
3.16%, 04/22/42 (a)(b)	600,000	453,870
5.63%, 08/16/43	450,000	454,198
4.85%, 02/01/44	220,000	205,148
4.95%, 06/01/45	505,000	462,499
5.53%, 11/29/45 (a)(b)	750,000	753,187
4.26%, 02/22/48 (a)(b)	675,000	569,470
4.03%, 07/24/48 (a)(b)	450,000	365,072
3.96%, 11/15/48 (a)(b)	1,095,000	877,818
3.90%, 01/23/49 (a)(b)	490,000	387,850
3.11%, 04/22/51 (a)(b)	675,000	455,591
3.33%, 04/22/52 (a)(b)	1,150,000	806,840
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	770,000	779,964
KeyBank NA
5.85%, 11/15/27 (a)	385,000	397,501
4.39%, 12/14/27	250,000	250,305
3.90%, 04/13/29	255,000	246,363
4.90%, 08/08/32	325,000	313,823
5.00%, 01/26/33 (a)	200,000	197,484
KeyCorp
2.25%, 04/06/27	135,000	130,240
4.10%, 04/30/28	250,000	248,485
2.55%, 10/01/29	320,000	295,712
4.79%, 06/01/33 (a)(b)	150,000	146,396
6.40%, 03/06/35 (a)(b)	295,000	314,933
Lloyds Banking Group PLC
3.75%, 01/11/27	420,000	416,417
5.99%, 08/07/27 (a)(b)	400,000	406,148
5.46%, 01/05/28 (a)(b)	345,000	349,806
3.75%, 03/18/28 (a)(b)	400,000	395,196
4.38%, 03/22/28	430,000	429,652
4.55%, 08/16/28	465,000	466,753
3.57%, 11/07/28 (a)(b)	595,000	582,612
5.09%, 11/26/28 (a)(b)	400,000	405,496
5.87%, 03/06/29 (a)(b)	270,000	279,226
4.82%, 06/13/29 (a)(b)	360,000	363,283
5.72%, 06/05/30 (a)(b)	400,000	415,852
4.98%, 08/11/33 (a)(b)	280,000	278,312
7.95%, 11/15/33 (a)(b)	305,000	348,859
5.68%, 01/05/35 (a)(b)	630,000	647,111
5.59%, 11/26/35 (a)(b)	200,000	203,516
6.07%, 06/13/36 (a)(b)	370,000	380,253
5.30%, 12/01/45	190,000	176,981
3.37%, 12/14/46 (a)(b)	435,000	311,095
4.34%, 01/09/48	325,000	259,236
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	125,000	125,305
7.41%, 10/30/29 (a)(b)	330,000	358,364
5.18%, 07/08/31 (a)(b)	220,000	223,753
6.08%, 03/13/32 (a)(b)	250,000	264,153
5.05%, 01/27/34 (a)(b)	350,000	345,667
5.39%, 01/16/36 (a)(b)	250,000	249,250
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	275,000	268,650
4.70%, 01/27/28 (a)	460,000	464,181
4.76%, 07/06/28 (a)(b)	250,000	251,715
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/26	210,000	206,300
3.68%, 02/22/27	400,000	396,532
1.54%, 07/20/27 (a)(b)	775,000	752,099
3.29%, 07/25/27	350,000	344,127
1.64%, 10/13/27 (a)(b)	480,000	463,459
2.34%, 01/19/28 (a)(b)	400,000	387,636
3.96%, 03/02/28	350,000	348,065
4.05%, 09/11/28	25,000	24,918
5.35%, 09/13/28 (a)(b)	500,000	511,015
5.42%, 02/22/29 (a)(b)	385,000	394,968
3.74%, 03/07/29	550,000	539,814
3.20%, 07/18/29	520,000	496,142
2.56%, 02/25/30	400,000	367,332
5.26%, 04/17/30 (a)(b)	200,000	205,186
2.05%, 07/17/30	565,000	501,844
5.20%, 01/16/31 (a)(b)	350,000	358,603
5.48%, 02/22/31 (a)(b)	200,000	207,384
2.31%, 07/20/32 (a)(b)	680,000	592,606
2.49%, 10/13/32 (a)(b)	320,000	280,278
2.85%, 01/19/33 (a)(b)	375,000	332,126
4.32%, 04/19/33 (a)(b)	280,000	269,819
5.13%, 07/20/33 (a)(b)	405,000	410,245
5.47%, 09/13/33 (a)(b)	200,000	206,204
5.44%, 02/22/34 (a)(b)	250,000	257,480
5.41%, 04/19/34 (a)(b)(c)	200,000	205,382
5.43%, 04/17/35 (a)(b)	315,000	321,914
5.57%, 01/16/36 (a)(b)	390,000	401,368
5.62%, 04/24/36 (a)(b)	400,000	411,944
4.29%, 07/26/38	200,000	185,804
4.15%, 03/07/39	285,000	262,861
3.75%, 07/18/39	535,000	460,485
Mizuho Financial Group, Inc.
2.84%, 09/13/26	350,000	344,152
3.66%, 02/28/27	300,000	297,288
1.55%, 07/09/27 (a)(b)	250,000	242,835
3.17%, 09/11/27	475,000	464,521
4.02%, 03/05/28	390,000	388,561
5.67%, 05/27/29 (a)(b)	385,000	398,729
5.78%, 07/06/29 (a)(b)	510,000	529,691
4.25%, 09/11/29 (a)(b)	440,000	437,589
5.38%, 05/26/30 (a)(b)	270,000	277,714
3.15%, 07/16/30 (a)(b)	250,000	236,870
2.87%, 09/13/30 (a)(b)	200,000	186,890
2.59%, 05/25/31 (a)(b)	265,000	241,145
2.20%, 07/10/31 (a)(b)	445,000	396,321
1.98%, 09/08/31 (a)(b)	375,000	328,433
2.56%, 09/13/31	435,000	379,907
2.26%, 07/09/32 (a)(b)	250,000	216,655
5.67%, 09/13/33 (a)(b)	270,000	280,268
5.75%, 07/06/34 (a)(b)	390,000	406,189
5.58%, 05/26/35 (a)(b)	205,000	210,650
5.59%, 07/10/35 (a)(b)	300,000	308,808
5.42%, 05/13/36 (a)(b)	300,000	303,747
Morgan Stanley
3.13%, 07/27/26	890,000	879,044
6.25%, 08/09/26	200,000	204,034
4.35%, 09/08/26	675,000	674,224
3.63%, 01/20/27	900,000	892,755
3.95%, 04/23/27	600,000	596,364
1.51%, 07/20/27 (a)(b)	815,000	790,794
2.48%, 01/21/28 (a)(b)	775,000	752,796
5.65%, 04/13/28 (a)(b)	345,000	352,756
4.21%, 04/20/28 (a)(b)	675,000	673,569
3.59%, 07/22/28 (a)(b)	850,000	835,227
6.30%, 10/18/28 (a)(b)	600,000	625,248
3.77%, 01/24/29 (a)(b)	905,000	891,579
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.12%, 02/01/29 (a)(b)	650,000	661,713
4.99%, 04/12/29 (a)(b)	500,000	507,415
5.16%, 04/20/29 (a)(b)	800,000	816,024
5.45%, 07/20/29 (a)(b)	750,000	771,570
6.41%, 11/01/29 (a)(b)	445,000	471,504
5.17%, 01/16/30 (a)(b)	600,000	612,810
4.43%, 01/23/30 (a)(b)	950,000	948,537
5.66%, 04/18/30 (a)(b)	785,000	816,007
5.04%, 07/19/30 (a)(b)	650,000	661,550
4.65%, 10/18/30 (a)(b)	875,000	877,161
5.23%, 01/15/31 (a)(b)	750,000	769,395
2.70%, 01/22/31 (a)(b)	1,030,000	950,000
3.62%, 04/01/31 (a)(b)	850,000	815,337
5.19%, 04/17/31 (a)(b)	725,000	743,676
1.79%, 02/13/32 (a)(b)	825,000	706,183
7.25%, 04/01/32	345,000	397,309
1.93%, 04/28/32 (a)(b)	725,000	620,172
2.24%, 07/21/32 (a)(b)	1,055,000	914,126
2.51%, 10/20/32 (a)(b)	785,000	687,911
2.94%, 01/21/33 (a)(b)	750,000	669,810
4.89%, 07/20/33 (a)(b)	620,000	621,283
6.34%, 10/18/33 (a)(b)	945,000	1,027,309
5.25%, 04/21/34 (a)(b)	965,000	982,447
5.42%, 07/21/34 (a)(b)	710,000	727,800
6.63%, 11/01/34 (a)(b)	580,000	640,332
5.47%, 01/18/35 (a)(b)	685,000	701,173
5.83%, 04/19/35 (a)(b)	895,000	938,658
5.32%, 07/19/35 (a)(b)	950,000	962,331
5.59%, 01/18/36 (a)(b)	900,000	926,181
5.66%, 04/17/36 (a)(b)	850,000	881,509
2.48%, 09/16/36 (a)(b)	895,000	760,625
5.30%, 04/20/37 (a)(b)	600,000	597,636
5.95%, 01/19/38 (a)(b)	410,000	422,202
3.97%, 07/22/38 (a)(b)	570,000	496,937
5.94%, 02/07/39 (a)(b)	450,000	462,379
4.46%, 04/22/39 (a)(b)	290,000	268,990
3.22%, 04/22/42 (a)(b)	550,000	418,231
6.38%, 07/24/42	600,000	656,568
4.30%, 01/27/45	755,000	643,955
4.38%, 01/22/47	700,000	598,255
5.60%, 03/24/51 (a)(b)	585,000	581,642
2.80%, 01/25/52 (a)(b)	600,000	372,126
5.52%, 11/19/55 (a)(b)	805,000	787,757
Morgan Stanley Bank NA
5.88%, 10/30/26 (a)	500,000	510,750
4.45%, 10/15/27 (a)(b)	665,000	666,071
4.95%, 01/14/28 (a)(b)	325,000	327,805
5.50%, 05/26/28 (a)(b)	600,000	612,882
4.97%, 07/14/28 (a)(b)	300,000	303,753
5.02%, 01/12/29 (a)(b)	525,000	533,332
National Australia Bank Ltd.
2.50%, 07/12/26	450,000	442,503
3.91%, 06/09/27	555,000	553,957
4.50%, 10/26/27	250,000	252,515
4.94%, 01/12/28	355,000	362,679
4.31%, 06/13/28	250,000	251,703
4.90%, 06/13/28	480,000	491,976
4.79%, 01/10/29	355,000	362,711
4.53%, 06/13/30	250,000	252,933
National Bank of Canada
5.60%, 07/02/27 (a)(b)	250,000	252,790
4.95%, 02/01/28 (a)(b)	250,000	251,998
5.60%, 12/18/28	300,000	311,658
4.50%, 10/10/29	280,000	279,919
NatWest Group PLC
5.58%, 03/01/28 (a)(b)	200,000	203,658
3.07%, 05/22/28 (a)(b)	380,000	370,705
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.52%, 09/30/28 (a)(b)	425,000	434,324
4.89%, 05/18/29 (a)(b)	535,000	540,452
5.81%, 09/13/29 (a)(b)	445,000	462,177
5.08%, 01/27/30 (a)(b)	635,000	644,646
4.45%, 05/08/30 (a)(b)	450,000	446,746
6.02%, 03/02/34 (a)(b)	335,000	354,886
6.48%, 06/01/34 (a)(b)	300,000	313,899
5.78%, 03/01/35 (a)(b)	400,000	415,632
3.03%, 11/28/35 (a)(b)	250,000	225,610
Northern Trust Corp.
4.00%, 05/10/27 (a)	310,000	309,799
3.65%, 08/03/28 (a)	275,000	271,615
3.15%, 05/03/29 (a)	215,000	207,477
1.95%, 05/01/30 (a)	360,000	323,471
3.38%, 05/08/32 (a)(b)	240,000	233,179
PNC Bank NA
3.10%, 10/25/27 (a)	425,000	414,749
3.25%, 01/22/28 (a)	300,000	292,947
4.05%, 07/26/28	350,000	347,431
2.70%, 10/22/29	300,000	279,456
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	350,000	344,439
1.15%, 08/13/26 (a)	230,000	222,284
3.15%, 05/19/27 (a)	220,000	216,106
5.10%, 07/23/27 (a)(b)	340,000	342,604
6.62%, 10/20/27 (a)(b)	300,000	308,529
5.30%, 01/21/28 (a)(b)	250,000	253,840
5.35%, 12/02/28 (a)(b)	380,000	389,249
3.45%, 04/23/29 (a)	400,000	389,476
5.58%, 06/12/29 (a)(b)	580,000	600,921
2.55%, 01/22/30 (a)	600,000	556,410
5.49%, 05/14/30 (a)(b)	365,000	378,198
2.31%, 04/23/32 (a)(b)	310,000	272,304
4.81%, 10/21/32 (a)(b)	570,000	571,607
4.63%, 06/06/33 (a)(b)	225,000	218,745
6.04%, 10/28/33 (a)(b)	450,000	478,953
5.07%, 01/24/34 (a)(b)	435,000	437,397
5.94%, 08/18/34 (a)(b)	335,000	354,788
6.88%, 10/20/34 (a)(b)	765,000	855,958
5.68%, 01/22/35 (a)(b)	400,000	416,060
5.40%, 07/23/35 (a)(b)	450,000	458,752
5.58%, 01/29/36 (a)(b)	500,000	515,720
Regions Bank
6.45%, 06/26/37	325,000	337,106
Regions Financial Corp.
1.80%, 08/12/28 (a)	215,000	198,834
5.72%, 06/06/30 (a)(b)	200,000	206,784
5.50%, 09/06/35 (a)(b)	250,000	250,748
Royal Bank of Canada
1.15%, 07/14/26	305,000	295,813
5.20%, 07/20/26	300,000	303,150
1.40%, 11/02/26	395,000	381,491
4.88%, 01/19/27	350,000	353,721
3.63%, 05/04/27	400,000	396,476
5.07%, 07/23/27 (a)(b)	420,000	423,142
4.24%, 08/03/27	350,000	350,655
6.00%, 11/01/27	400,000	415,812
4.90%, 01/12/28	90,000	91,669
4.72%, 03/27/28 (a)(b)	250,000	251,678
5.20%, 08/01/28	325,000	334,627
4.52%, 10/18/28 (a)(b)	250,000	251,130
4.97%, 01/24/29 (a)(b)	450,000	456,579
4.95%, 02/01/29	250,000	256,063
4.97%, 08/02/30 (a)(b)	400,000	405,772
4.65%, 10/18/30 (a)(b)	640,000	641,542
5.15%, 02/04/31 (a)(b)	500,000	510,340
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.97%, 05/02/31 (a)(b)	285,000	289,358
2.30%, 11/03/31	425,000	373,320
3.88%, 05/04/32	350,000	335,188
5.00%, 02/01/33	500,000	508,330
5.00%, 05/02/33	300,000	304,377
5.15%, 02/01/34	445,000	455,925
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(d)	300,000	295,491
4.40%, 07/13/27 (a)	310,000	309,724
2.49%, 01/06/28 (a)(b)	335,000	324,437
6.50%, 03/09/29 (a)(b)	330,000	344,223
5.47%, 03/20/29 (a)(b)	250,000	254,178
6.57%, 06/12/29 (a)(b)	155,000	162,570
6.17%, 01/09/30 (a)(b)	460,000	478,750
5.35%, 09/06/30 (a)(b)	250,000	254,543
7.66%, 11/09/31 (a)(b)	200,000	223,306
6.34%, 05/31/35 (a)(b)	200,000	209,440
Santander U.K. Group Holdings PLC
2.47%, 01/11/28 (a)(b)	300,000	290,865
3.82%, 11/03/28 (a)(b)	410,000	402,095
6.53%, 01/10/29 (a)(b)	400,000	418,052
4.86%, 09/11/30 (a)(b)	225,000	224,872
2.90%, 03/15/32 (a)(b)	305,000	272,130
SouthState Corp.
7.00%, 06/13/35 (a)(b)	100,000	102,614
State Street Bank & Trust Co.
4.59%, 11/25/26	375,000	377,899
4.78%, 11/23/29	250,000	255,398
State Street Corp.
5.27%, 08/03/26 (a)	250,000	252,670
4.99%, 03/18/27 (a)	325,000	329,940
4.33%, 10/22/27 (a)	425,000	427,435
1.68%, 11/18/27 (a)(b)	245,000	236,521
2.20%, 02/07/28 (a)(b)	135,000	130,834
4.54%, 02/28/28 (a)	400,000	404,728
5.82%, 11/04/28 (a)(b)	185,000	191,743
4.53%, 02/20/29 (a)(b)	300,000	302,523
5.68%, 11/21/29 (a)(b)	305,000	318,917
4.14%, 12/03/29 (a)(b)	95,000	94,840
2.40%, 01/24/30	305,000	283,809
4.83%, 04/24/30 (a)	300,000	305,937
2.20%, 03/03/31	270,000	239,409
3.15%, 03/30/31 (a)(b)	350,000	331,160
2.62%, 02/07/33 (a)(b)	365,000	322,087
4.42%, 05/13/33 (a)(b)	200,000	196,590
4.16%, 08/04/33 (a)(b)	250,000	240,610
4.82%, 01/26/34 (a)(b)	200,000	199,594
5.16%, 05/18/34 (a)(b)	25,000	25,558
3.03%, 11/01/34 (a)(b)	250,000	231,165
6.12%, 11/21/34 (a)(b)	150,000	160,145
5.15%, 02/28/36 (a)(b)	200,000	202,326
Sumitomo Mitsui Financial Group, Inc.
5.88%, 07/13/26	250,000	253,775
2.63%, 07/14/26	715,000	702,645
1.40%, 09/17/26	600,000	579,576
3.01%, 10/19/26	410,000	403,309
3.45%, 01/11/27	300,000	296,517
2.17%, 01/14/27	300,000	290,760
3.36%, 07/12/27	600,000	590,568
5.52%, 01/13/28	500,000	514,785
3.54%, 01/17/28	375,000	368,606
5.80%, 07/13/28	300,000	312,597
5.72%, 09/14/28	395,000	411,227
1.90%, 09/17/28	310,000	287,782
4.31%, 10/16/28 (c)	250,000	250,625
5.32%, 07/09/29	255,000	262,880
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.04%, 07/16/29	790,000	748,991
2.72%, 09/27/29	330,000	309,296
5.71%, 01/13/30	440,000	461,833
2.75%, 01/15/30	520,000	483,111
2.13%, 07/08/30	490,000	437,590
2.14%, 09/23/30	300,000	265,074
5.42%, 07/09/31	200,000	207,668
2.22%, 09/17/31	375,000	326,561
5.77%, 01/13/33	600,000	631,074
5.81%, 09/14/33	205,000	217,767
5.56%, 07/09/34	500,000	517,125
5.63%, 01/15/35	300,000	310,716
2.30%, 01/12/41	230,000	156,750
2.93%, 09/17/41	360,000	260,658
3.05%, 01/14/42	230,000	171,943
6.18%, 07/13/43	180,000	192,413
5.84%, 07/09/44	380,000	386,639
Synchrony Financial
3.70%, 08/04/26 (a)	200,000	198,134
3.95%, 12/01/27 (a)	450,000	442,732
5.15%, 03/19/29 (a)	330,000	331,389
5.45%, 03/06/31 (a)(b)	240,000	242,239
2.88%, 10/28/31 (a)	405,000	351,965
Synovus Bank
5.63%, 02/15/28 (a)	270,000	273,129
Toronto-Dominion Bank
5.53%, 07/17/26	500,000	506,230
1.25%, 09/10/26	570,000	550,392
4.57%, 12/17/26	400,000	401,668
1.95%, 01/12/27	265,000	256,327
2.80%, 03/10/27	390,000	381,124
4.98%, 04/05/27	200,000	202,636
4.11%, 06/08/27	75,000	74,849
4.69%, 09/15/27	575,000	580,744
5.16%, 01/10/28	450,000	459,589
4.86%, 01/31/28	205,000	207,888
4.57%, 06/02/28	250,000	251,883
5.52%, 07/17/28	425,000	439,990
4.99%, 04/05/29	390,000	398,046
4.78%, 12/17/29	250,000	252,943
4.81%, 06/03/30	200,000	202,002
2.00%, 09/10/31	300,000	262,200
3.63%, 09/15/31 (a)(b)	505,000	499,415
2.45%, 01/12/32	325,000	283,865
5.30%, 01/30/32	200,000	205,582
3.20%, 03/10/32	510,000	464,243
4.46%, 06/08/32	685,000	672,636
5.15%, 09/10/34 (a)(b)	145,000	145,471
Truist Bank
3.80%, 10/30/26 (a)	400,000	396,376
2.25%, 03/11/30 (a)	500,000	450,195
Truist Financial Corp.
1.13%, 08/03/27 (a)	300,000	282,225
4.12%, 06/06/28 (a)(b)	300,000	299,145
4.87%, 01/26/29 (a)(b)	400,000	404,808
3.88%, 03/19/29 (a)	200,000	195,520
1.89%, 06/07/29 (a)(b)	375,000	349,020
7.16%, 10/30/29 (a)(b)	420,000	454,490
5.44%, 01/24/30 (a)(b)	400,000	412,080
1.95%, 06/05/30 (a)	300,000	265,707
5.15%, 08/05/32 (a)(b)	250,000	254,745
4.92%, 07/28/33 (a)(b)	285,000	278,194
6.12%, 10/28/33 (a)(b)	200,000	212,568
5.12%, 01/26/34 (a)(b)	400,000	400,360
5.87%, 06/08/34 (a)(b)	575,000	601,128
5.71%, 01/24/35 (a)(b)	500,000	518,575
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
U.S. Bancorp
2.38%, 07/22/26 (a)	420,000	412,348
3.15%, 04/27/27 (a)	400,000	393,188
6.79%, 10/26/27 (a)(b)	300,000	309,039
2.22%, 01/27/28 (a)(b)	310,000	299,714
3.90%, 04/26/28 (a)	350,000	347,988
4.55%, 07/22/28 (a)(b)	600,000	601,758
4.65%, 02/01/29 (a)(b)	400,000	402,924
5.78%, 06/12/29 (a)(b)	550,000	571,065
3.00%, 07/30/29 (a)	315,000	298,318
5.38%, 01/23/30 (a)(b)	450,000	463,612
1.38%, 07/22/30 (a)	550,000	475,904
5.10%, 07/23/30 (a)(b)	200,000	204,224
5.05%, 02/12/31 (a)(b)	250,000	254,615
5.08%, 05/15/31 (a)(b)	250,000	255,150
2.68%, 01/27/33 (a)(b)	250,000	219,533
4.97%, 07/22/33 (a)(b)	420,000	414,998
5.85%, 10/21/33 (a)(b)	440,000	463,320
4.84%, 02/01/34 (a)(b)	630,000	622,831
5.84%, 06/12/34 (a)(b)	555,000	583,710
5.68%, 01/23/35 (a)(b)	580,000	602,788
5.42%, 02/12/36 (a)(b)	350,000	357,126
2.49%, 11/03/36 (a)(b)	380,000	322,487
U.S. Bank NA
4.51%, 10/22/27 (a)(b)	250,000	250,380
4.73%, 05/15/28 (a)(b)	250,000	251,410
UBS AG
1.25%, 08/07/26	615,000	595,234
5.00%, 07/09/27	480,000	487,517
7.50%, 02/15/28	750,000	809,212
5.65%, 09/11/28	325,000	338,738
4.50%, 06/26/48	375,000	324,368
UBS Group AG
4.88%, 05/15/45	615,000	554,373
Wachovia Corp.
7.57%, 08/01/26 (e)	245,000	252,874
5.50%, 08/01/35	280,000	284,684
Webster Financial Corp.
4.10%, 03/25/29 (a)	140,000	136,797
Wells Fargo & Co.
3.00%, 10/23/26	1,010,000	992,870
4.30%, 07/22/27	710,000	710,227
4.90%, 01/24/28 (a)(b)	700,000	705,320
3.53%, 03/24/28 (a)(b)	1,175,000	1,159,572
5.71%, 04/22/28 (a)(b)	900,000	920,547
3.58%, 05/22/28 (a)(b)	900,000	886,500
2.39%, 06/02/28 (a)(b)	970,000	935,245
4.81%, 07/25/28 (a)(b)	900,000	907,677
4.15%, 01/24/29 (a)	750,000	747,772
4.97%, 04/23/29 (a)(b)	650,000	659,412
5.57%, 07/25/29 (a)(b)	1,335,000	1,378,761
6.30%, 10/23/29 (a)(b)	820,000	867,093
7.95%, 11/15/29	235,000	263,729
5.20%, 01/23/30 (a)(b)	750,000	768,300
2.88%, 10/30/30 (a)(b)	1,085,000	1,014,149
5.24%, 01/24/31 (a)(b)	750,000	769,672
2.57%, 02/11/31 (a)(b)	900,000	824,607
4.48%, 04/04/31 (a)(b)	700,000	697,060
5.15%, 04/23/31 (a)(b)	650,000	666,042
3.35%, 03/02/33 (a)(b)	820,000	749,537
4.90%, 07/25/33 (a)(b)	1,255,000	1,255,402
5.39%, 04/24/34 (a)(b)	1,025,000	1,050,010
5.56%, 07/25/34 (a)(b)	1,305,000	1,348,261
6.49%, 10/23/34 (a)(b)	1,055,000	1,154,645
5.50%, 01/23/35 (a)(b)	810,000	831,214
5.38%, 02/07/35	125,000	131,176
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.21%, 12/03/35 (a)(b)	750,000	753,427
5.61%, 04/23/36 (a)(b)	850,000	877,973
3.07%, 04/30/41 (a)(b)	900,000	681,129
5.38%, 11/02/43	555,000	527,294
5.61%, 01/15/44	725,000	703,859
4.65%, 11/04/44	620,000	531,421
3.90%, 05/01/45	710,000	565,224
4.90%, 11/17/45	600,000	528,420
4.40%, 06/14/46	500,000	409,405
4.75%, 12/07/46	475,000	407,260
5.01%, 04/04/51 (a)(b)	1,605,000	1,463,648
4.61%, 04/25/53 (a)(b)	900,000	768,087
5.95%, 12/01/86	200,000	205,078
Wells Fargo Bank NA
5.45%, 08/07/26 (a)	260,000	263,401
5.25%, 12/11/26 (a)	670,000	679,956
5.85%, 02/01/37	260,000	270,200
6.60%, 01/15/38	285,000	315,740
Westpac Banking Corp.
2.70%, 08/19/26	300,000	295,413
3.35%, 03/08/27	375,000	370,909
4.04%, 08/26/27	300,000	300,378
5.46%, 11/18/27	350,000	361,260
3.40%, 01/25/28	400,000	394,208
5.54%, 11/17/28	300,000	314,073
1.95%, 11/20/28	275,000	256,693
5.05%, 04/16/29	235,000	242,461
2.65%, 01/16/30	250,000	234,310
2.15%, 06/03/31	375,000	333,236
4.32%, 11/23/31 (a)(b)	550,000	546,661
5.41%, 08/10/33 (a)(b)	250,000	252,320
6.82%, 11/17/33	255,000	280,518
4.11%, 07/24/34 (a)(b)	280,000	270,684
2.67%, 11/15/35 (a)(b)	465,000	410,558
5.62%, 11/20/35 (a)(b)	400,000	401,884
3.02%, 11/18/36 (a)(b)	300,000	263,118
4.42%, 07/24/39	280,000	253,649
2.96%, 11/16/40	300,000	222,600
3.13%, 11/18/41	375,000	273,053
Wintrust Financial Corp.
4.85%, 06/06/29 (c)	215,000	210,350
Zions Bancorp NA
3.25%, 10/29/29 (a)(c)	250,000	230,475
		467,298,336
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	195,000	182,976
5.50%, 08/20/34 (a)	140,000	139,944
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	200,000	197,138
5.70%, 12/15/28 (a)	175,000	183,428
5.15%, 05/15/33 (a)	300,000	308,157
5.20%, 04/15/35 (a)	200,000	201,644
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	150,000	164,142
5.80%, 05/21/54 (a)	220,000	217,800
6.00%, 12/15/54 (a)(b)	170,000	166,789
Ares Management Corp.
5.60%, 10/11/54 (a)	100,000	94,686
ARES Management Corp.
6.38%, 11/10/28 (a)	200,000	212,044
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BGC Group, Inc.
8.00%, 05/25/28 (a)	100,000	107,016
6.60%, 06/10/29 (a)	170,000	176,346
6.15%, 04/02/30 (a)(d)	200,000	202,950
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	225,000	227,828
5.00%, 03/14/34 (a)	285,000	291,498
4.90%, 01/08/35 (a)	175,000	177,287
5.25%, 03/14/54 (a)	430,000	413,793
5.35%, 01/08/55 (a)	345,000	336,986
BlackRock, Inc.
3.20%, 03/15/27	360,000	355,324
3.25%, 04/30/29 (a)	400,000	388,956
2.40%, 04/30/30 (a)	450,000	414,270
1.90%, 01/28/31 (a)	550,000	484,407
2.10%, 02/25/32 (a)	280,000	241,853
Blackstone Reg Finance Co. LLC
5.00%, 12/06/34 (a)	200,000	199,248
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	175,000	155,470
4.38%, 02/15/32 (a)	100,000	93,484
6.25%, 04/18/34 (a)	300,000	308,715
4.13%, 10/07/51 (a)	170,000	116,255
Brookfield Asset Management Ltd.
5.80%, 04/24/35 (a)	200,000	205,446
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	165,000	175,268
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	180,000	153,279
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	150,000	101,966
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	345,000	341,150
4.85%, 03/29/29 (a)	300,000	302,991
4.35%, 04/15/30 (a)	250,000	246,980
2.72%, 04/15/31 (a)	150,000	135,799
6.35%, 01/05/34 (a)	175,000	188,044
5.68%, 01/15/35 (a)	100,000	102,703
4.70%, 09/20/47 (a)	260,000	222,440
3.50%, 03/30/51 (a)	210,000	142,962
3.63%, 02/15/52 (a)	130,000	89,926
5.97%, 03/04/54 (a)	275,000	275,690
5.81%, 03/03/55 (a)	145,000	142,052
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	200,000	198,424
1.63%, 12/15/30 (a)	235,000	202,770
3.00%, 03/16/32 (a)	100,000	89,903
Charles Schwab Corp.
5.88%, 08/24/26 (a)(f)	270,000	274,620
3.20%, 03/02/27 (a)(f)	165,000	162,535
2.45%, 03/03/27 (a)(f)	410,000	398,610
3.30%, 04/01/27 (a)(f)	210,000	207,262
3.20%, 01/25/28 (a)(f)	190,000	186,063
2.00%, 03/20/28 (a)(f)	335,000	317,188
4.00%, 02/01/29 (a)(f)	150,000	149,028
5.64%, 05/19/29 (a)(b)(f)	325,000	336,908
3.25%, 05/22/29 (a)(f)	165,000	159,420
2.75%, 10/01/29 (a)(f)	135,000	126,839
6.20%, 11/17/29 (a)(b)(f)	350,000	371,511
4.63%, 03/22/30 (a)(f)	140,000	142,370
1.65%, 03/11/31 (a)(f)	195,000	167,694
2.30%, 05/13/31 (a)(f)	210,000	186,988
1.95%, 12/01/31 (a)(f)	225,000	192,645
2.90%, 03/03/32 (a)(f)	265,000	238,540
5.85%, 05/19/34 (a)(b)(f)	375,000	398,329
6.14%, 08/24/34 (a)(b)(f)	375,000	405,911
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CI Financial Corp.
3.20%, 12/17/30 (a)	360,000	318,100
4.10%, 06/15/51 (a)	100,000	71,464
CME Group, Inc.
3.75%, 06/15/28 (a)	150,000	149,139
4.40%, 03/15/30 (a)	125,000	125,923
2.65%, 03/15/32 (a)	225,000	201,710
5.30%, 09/15/43 (a)	250,000	251,065
4.15%, 06/15/48 (a)	255,000	215,564
Eaton Vance Corp.
3.50%, 04/06/27 (a)	113,000	111,594
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	250,000	215,380
2.95%, 08/12/51 (a)	170,000	104,681
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	200,000	195,526
4.00%, 09/15/27 (a)	450,000	448,227
3.63%, 09/01/28 (a)	290,000	284,444
4.35%, 06/15/29 (a)	305,000	306,159
2.10%, 06/15/30 (a)	375,000	336,304
5.25%, 06/15/31 (a)	200,000	207,738
1.85%, 09/15/32 (a)	350,000	290,804
4.60%, 03/15/33 (a)	450,000	448,087
2.65%, 09/15/40 (a)	350,000	253,641
4.25%, 09/21/48 (a)	330,000	272,755
3.00%, 06/15/50 (a)	360,000	235,516
4.95%, 06/15/52 (a)	455,000	412,230
3.00%, 09/15/60 (a)	470,000	286,686
5.20%, 06/15/62 (a)	290,000	271,046
Invesco Finance PLC
5.38%, 11/30/43	125,000	118,561
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)	100,000	99,334
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	201,736
6.45%, 06/08/27	100,000	103,686
5.88%, 07/21/28 (a)	165,000	171,176
4.15%, 01/23/30	300,000	293,337
2.63%, 10/15/31 (a)	325,000	282,958
2.75%, 10/15/32 (a)	245,000	207,089
6.20%, 04/14/34 (a)	425,000	444,546
6.25%, 01/15/36	170,000	176,766
6.50%, 01/20/43	75,000	78,164
Lazard Group LLC
3.63%, 03/01/27 (a)	100,000	98,374
4.50%, 09/19/28 (a)	200,000	199,326
4.38%, 03/11/29 (a)	160,000	158,443
Legg Mason, Inc.
5.63%, 01/15/44	211,000	210,572
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	170,000	173,303
4.90%, 04/03/28 (a)	150,000	151,177
6.75%, 11/17/28 (a)	200,000	213,390
5.20%, 03/15/30 (a)	225,000	228,555
5.15%, 06/15/30 (a)	150,000	151,948
6.00%, 05/20/34 (a)	150,000	155,485
5.65%, 03/15/35 (a)	150,000	150,937
Marex Group PLC
6.40%, 11/04/29 (a)	260,000	267,730
Nasdaq, Inc.
5.35%, 06/28/28 (a)	250,000	257,542
1.65%, 01/15/31 (a)	200,000	172,858
5.55%, 02/15/34 (a)	350,000	365,162
2.50%, 12/21/40 (a)	200,000	138,798
3.25%, 04/28/50 (a)	170,000	114,657
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 03/07/52 (a)	110,000	82,429
5.95%, 08/15/53 (a)	220,000	224,957
6.10%, 06/28/63 (a)	225,000	230,580
Nomura Holdings, Inc.
1.65%, 07/14/26	400,000	388,500
2.33%, 01/22/27	500,000	483,700
5.39%, 07/06/27	200,000	203,518
6.07%, 07/12/28	200,000	208,780
2.17%, 07/14/28	300,000	280,179
3.10%, 01/16/30	650,000	607,425
2.68%, 07/16/30	400,000	362,988
2.61%, 07/14/31	400,000	353,092
3.00%, 01/22/32	310,000	274,530
6.18%, 01/18/33	240,000	255,914
6.09%, 07/12/33	200,000	212,466
5.78%, 07/03/34	240,000	248,273
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	225,000	228,330
4.95%, 07/15/46	205,000	184,974
3.75%, 04/01/51 (a)	260,000	189,766
Stifel Financial Corp.
4.00%, 05/15/30 (a)	125,000	120,275
TPG Operating Group II LP
5.88%, 03/05/34 (a)	210,000	218,364
		31,259,121
Finance Companies 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (a)	1,200,000	1,169,412
6.10%, 01/15/27 (a)	300,000	306,756
6.45%, 04/15/27 (a)	175,000	180,792
3.65%, 07/21/27 (a)	350,000	345,002
4.63%, 10/15/27 (a)	225,000	226,003
3.88%, 01/23/28 (a)	300,000	295,620
4.88%, 04/01/28 (a)	250,000	252,720
5.75%, 06/06/28 (a)	190,000	196,667
3.00%, 10/29/28 (a)	1,050,000	1,000,786
5.10%, 01/19/29 (a)	200,000	203,592
4.63%, 09/10/29 (a)	350,000	350,290
6.15%, 09/30/30 (a)	270,000	288,068
5.38%, 12/15/31 (a)	250,000	255,872
3.30%, 01/30/32 (a)	1,255,000	1,137,319
3.40%, 10/29/33 (a)	475,000	419,016
5.30%, 01/19/34 (a)	150,000	151,160
4.95%, 09/10/34 (a)	300,000	293,652
3.85%, 10/29/41 (a)	460,000	368,869
6.95%, 03/10/55 (a)(b)	200,000	208,962
6.50%, 01/31/56 (a)(b)	150,000	150,570
Air Lease Corp.
1.88%, 08/15/26 (a)	200,000	194,482
2.20%, 01/15/27 (a)	350,000	339,041
3.63%, 04/01/27 (a)	150,000	148,400
3.63%, 12/01/27 (a)	199,000	196,055
5.85%, 12/15/27 (a)	200,000	206,982
5.30%, 02/01/28 (a)	125,000	127,809
2.10%, 09/01/28 (a)	200,000	186,614
4.63%, 10/01/28 (a)	200,000	201,398
3.25%, 10/01/29 (a)	250,000	238,302
3.00%, 02/01/30 (a)	300,000	280,947
3.13%, 12/01/30 (a)	265,000	245,067
5.20%, 07/15/31 (a)	150,000	153,441
2.88%, 01/15/32 (a)	300,000	267,180
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	230,000	240,097
6.70%, 07/29/31 (a)	350,000	363,800
6.55%, 03/15/32 (a)(d)	150,000	153,626
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ARES Capital Corp.
2.15%, 07/15/26 (a)	335,000	326,514
7.00%, 01/15/27	335,000	345,898
2.88%, 06/15/27 (a)	160,000	154,706
2.88%, 06/15/28 (a)	350,000	329,966
5.88%, 03/01/29 (a)	315,000	321,253
5.95%, 07/15/29 (a)	210,000	215,006
3.20%, 11/15/31 (a)	300,000	261,879
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	275,000	277,255
5.45%, 09/09/28 (a)(d)	170,000	170,082
6.35%, 08/15/29 (a)	225,000	230,796
5.60%, 02/15/30 (a)	200,000	199,648
5.80%, 09/09/30 (a)(d)	150,000	150,576
6.20%, 03/21/32 (a)	200,000	201,590
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30 (a)	100,000	99,256
Barings BDC, Inc.
3.30%, 11/23/26 (a)	110,000	107,668
7.00%, 02/15/29 (a)	85,000	87,725
Barings Private Credit Corp.
6.15%, 06/11/30 (a)(d)	110,000	108,840
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)(c)	95,000	98,291
Blackstone Private Credit Fund
2.63%, 12/15/26 (a)	310,000	299,541
3.25%, 03/15/27 (a)	300,000	291,753
4.95%, 09/26/27 (a)	125,000	124,573
7.30%, 11/27/28 (a)	200,000	213,594
4.00%, 01/15/29 (a)	250,000	240,230
5.60%, 11/22/29 (a)	125,000	125,965
5.25%, 04/01/30 (a)	100,000	99,177
6.25%, 01/25/31 (a)	100,000	102,929
6.00%, 01/29/32 (a)	350,000	352,191
6.00%, 11/22/34 (a)	200,000	195,916
Blackstone Secured Lending Fund
2.75%, 09/16/26 (a)	200,000	194,834
2.13%, 02/15/27 (a)	230,000	219,841
5.88%, 11/15/27 (a)	115,000	117,527
5.35%, 04/13/28 (a)	300,000	302,370
2.85%, 09/30/28 (a)	200,000	186,330
5.30%, 06/30/30 (a)	150,000	148,673
Blue Owl Capital Corp.
3.40%, 07/15/26 (a)	275,000	270,589
8.45%, 11/15/26 (a)	150,000	156,008
2.63%, 01/15/27 (a)	335,000	323,794
3.13%, 04/13/27 (a)	220,000	212,410
2.88%, 06/11/28 (a)	250,000	233,020
5.95%, 03/15/29 (a)	200,000	201,100
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)(c)	250,000	243,480
4.70%, 02/08/27 (a)	150,000	149,180
7.75%, 09/16/27 (a)	150,000	157,384
7.95%, 06/13/28 (a)	200,000	213,978
7.75%, 01/15/29 (a)	150,000	159,831
6.60%, 09/15/29 (a)	200,000	206,106
5.80%, 03/15/30 (a)	250,000	250,832
6.65%, 03/15/31 (a)	250,000	257,625
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	95,858
6.10%, 03/15/28 (a)(d)	185,000	186,010
6.75%, 04/04/29 (a)	235,000	240,003
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	100,000	102,264
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	115,000	119,379
FS KKR Capital Corp.
2.63%, 01/15/27 (a)(c)	300,000	288,192
3.25%, 07/15/27 (a)	125,000	119,896
3.13%, 10/12/28 (a)	410,000	375,958
7.88%, 01/15/29 (a)	115,000	121,535
6.88%, 08/15/29 (a)	175,000	179,569
GATX Corp.
3.85%, 03/30/27 (a)	100,000	99,048
3.50%, 03/15/28 (a)	150,000	146,532
4.55%, 11/07/28 (a)	105,000	105,214
4.70%, 04/01/29 (a)	255,000	257,081
4.00%, 06/30/30 (a)	200,000	194,686
1.90%, 06/01/31 (a)	125,000	106,291
3.50%, 06/01/32 (a)	125,000	114,048
5.45%, 09/15/33 (a)	130,000	132,779
6.05%, 03/15/34 (a)	245,000	260,239
6.90%, 05/01/34 (a)	150,000	166,510
5.20%, 03/15/44 (a)	100,000	91,647
3.10%, 06/01/51 (a)	295,000	184,520
6.05%, 06/05/54 (a)	170,000	170,284
Goldman Sachs BDC, Inc.
6.38%, 03/11/27	130,000	133,068
Goldman Sachs Private Credit Corp.
5.88%, 05/06/28 (a)(d)	100,000	101,085
6.25%, 05/06/30 (a)(c)(d)	150,000	152,193
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	250,000	243,355
2.05%, 02/15/27 (a)	180,000	171,619
7.05%, 12/05/28 (a)	100,000	105,178
6.00%, 07/15/29 (a)	150,000	152,102
Golub Capital Private Credit Fund
5.80%, 09/12/29 (a)	300,000	299,892
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	225,000	218,158
6.00%, 06/16/30 (a)	100,000	100,053
HPS Corporate Lending Fund
5.45%, 01/14/28 (a)	200,000	200,742
6.75%, 01/30/29 (a)	230,000	237,963
6.25%, 09/30/29 (a)	120,000	122,342
5.95%, 04/14/32 (a)	200,000	199,208
Main Street Capital Corp.
3.00%, 07/14/26 (a)	120,000	117,529
6.50%, 06/04/27 (a)	100,000	102,334
6.95%, 03/01/29 (a)	100,000	104,160
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	150,000	149,097
6.15%, 05/17/29 (a)	200,000	204,668
MSD Investment Corp.
6.25%, 05/31/30 (a)(d)	150,000	148,806
New Mountain Finance Corp.
6.20%, 10/15/27	85,000	86,047
North Haven Private Income Fund LLC
5.75%, 02/01/30 (a)	75,000	74,797
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	75,000	77,084
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	195,000	187,116
7.10%, 02/15/29 (a)	60,000	61,769
6.34%, 02/27/30 (a)	100,000	99,099
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	145,000	156,445
6.50%, 07/23/29 (a)	120,000	122,992
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	215,000	222,078
5.75%, 01/15/30 (a)	150,000	150,428
6.13%, 07/15/30 (a)(d)	250,000	254,782
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)(c)	250,000	244,570
5.63%, 08/15/30 (a)	100,000	100,402
		30,240,803
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	145,000	136,377
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 (a)	170,000	172,077
6.38%, 07/01/34 (a)	160,000	160,106
6.75%, 07/15/35 (a)	120,000	122,250
ORIX Corp.
3.70%, 07/18/27	143,000	141,171
5.00%, 09/13/27 (c)	150,000	151,832
4.65%, 09/10/29	200,000	201,560
2.25%, 03/09/31	190,000	167,548
5.20%, 09/13/32	200,000	203,670
5.40%, 02/25/35	150,000	152,277
		1,608,868
Insurance 1.2%
ACE Capital Trust II
9.70%, 04/01/30	165,000	197,035
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	250,000	251,550
Aetna, Inc.
6.63%, 06/15/36	265,000	284,888
6.75%, 12/15/37	230,000	249,196
4.50%, 05/15/42 (a)	135,000	111,411
4.75%, 03/15/44 (a)	125,000	106,110
Aflac, Inc.
3.60%, 04/01/30 (a)	250,000	243,047
4.00%, 10/15/46 (a)	150,000	117,714
4.75%, 01/15/49 (a)	205,000	178,155
Alleghany Corp.
3.63%, 05/15/30 (a)	225,000	218,603
3.25%, 08/15/51 (a)	215,000	144,770
Allstate Corp.
3.28%, 12/15/26 (a)	165,000	162,751
5.05%, 06/24/29 (a)	150,000	154,044
1.45%, 12/15/30 (a)	215,000	183,571
5.25%, 03/30/33 (a)	200,000	205,198
5.35%, 06/01/33	104,000	107,697
5.55%, 05/09/35	200,000	207,940
5.95%, 04/01/36	150,000	159,924
4.50%, 06/15/43	100,000	87,108
4.20%, 12/15/46 (a)	201,000	164,613
3.85%, 08/10/49 (a)	150,000	114,975
6.50%, 05/15/67 (a)(b)	155,000	159,238
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	103,524
4.50%, 06/15/47 (a)	170,000	138,166
American International Group, Inc.
4.85%, 05/07/30 (a)	200,000	203,246
3.40%, 06/30/30 (a)	100,000	95,153
5.13%, 03/27/33 (a)	250,000	254,280
3.88%, 01/15/35 (a)	190,000	173,776
5.45%, 05/07/35 (a)	200,000	205,078
4.50%, 07/16/44 (a)	300,000	262,476
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 04/01/48 (a)	280,000	248,587
4.38%, 06/30/50 (a)	300,000	251,343
American National Group, Inc.
5.00%, 06/15/27 (a)	265,000	266,208
Aon Corp.
8.21%, 01/01/27	235,000	247,662
4.50%, 12/15/28 (a)	100,000	100,662
3.75%, 05/02/29 (a)	100,000	97,919
2.80%, 05/15/30 (a)	335,000	310,652
6.25%, 09/30/40	150,000	159,467
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	150,000	146,277
2.05%, 08/23/31 (a)	200,000	172,698
5.00%, 09/12/32 (a)	155,000	157,793
5.35%, 02/28/33 (a)	200,000	206,248
2.90%, 08/23/51 (a)	245,000	151,925
3.90%, 02/28/52 (a)	260,000	193,053
Aon Global Ltd.
4.60%, 06/14/44 (a)	90,000	78,149
4.75%, 05/15/45 (a)	230,000	201,620
Aon North America, Inc.
5.13%, 03/01/27 (a)	175,000	177,219
5.15%, 03/01/29 (a)	200,000	204,914
5.30%, 03/01/31 (a)	150,000	155,373
5.45%, 03/01/34 (a)	610,000	627,214
5.75%, 03/01/54 (a)	545,000	537,751
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	125,000	124,466
5.03%, 12/15/46 (a)	150,000	136,106
Arch Capital Group Ltd.
7.35%, 05/01/34	75,000	86,760
3.64%, 06/30/50 (a)	320,000	234,749
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	175,000	163,285
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	200,000	201,690
5.00%, 02/15/32 (a)	200,000	202,768
5.50%, 03/02/33 (a)	270,000	279,193
6.50%, 02/15/34 (a)	125,000	137,208
5.45%, 07/15/34 (a)	205,000	210,295
5.15%, 02/15/35 (a)	500,000	500,625
3.50%, 05/20/51 (a)	310,000	216,123
3.05%, 03/09/52 (a)	160,000	101,256
5.75%, 03/02/53 (a)	190,000	187,032
6.75%, 02/15/54 (a)	200,000	222,200
5.55%, 02/15/55 (a)	400,000	384,292
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	90,000	91,545
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	100,854
3.70%, 02/22/30 (a)	150,000	142,875
2.65%, 01/15/32 (a)	100,000	85,246
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	145,000	152,481
3.15%, 06/15/31 (a)	100,000	92,495
3.60%, 09/15/51 (a)	160,000	109,485
Athene Holding Ltd.
4.13%, 01/12/28 (a)	350,000	346,780
6.15%, 04/03/30 (a)	125,000	132,738
3.50%, 01/15/31 (a)	200,000	188,390
6.65%, 02/01/33 (a)(c)	125,000	135,214
5.88%, 01/15/34 (a)(c)	200,000	207,424
3.95%, 05/25/51 (a)	100,000	70,867
3.45%, 05/15/52 (a)	140,000	89,352
6.25%, 04/01/54 (a)	305,000	301,340
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.63%, 10/15/54 (a)(b)	100,000	98,666
6.63%, 05/19/55 (a)	200,000	206,138
AXA SA
8.60%, 12/15/30	200,000	238,342
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	135,000	131,528
4.90%, 01/15/40 (a)(b)	165,000	159,042
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	99,019
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	250,000	243,930
1.85%, 03/12/30 (a)	150,000	136,056
1.45%, 10/15/30 (a)	300,000	262,554
2.88%, 03/15/32 (a)	275,000	253,764
5.75%, 01/15/40	250,000	271,072
4.40%, 05/15/42	190,000	175,915
4.30%, 05/15/43	115,000	101,632
4.20%, 08/15/48 (a)	655,000	551,058
4.25%, 01/15/49 (a)	600,000	508,038
2.85%, 10/15/50 (a)	540,000	348,975
2.50%, 01/15/51 (a)	330,000	198,782
3.85%, 03/15/52 (a)	800,000	619,440
Berkshire Hathaway, Inc.
4.50%, 02/11/43	50,000	46,724
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	250,000	245,835
5.63%, 05/15/30 (a)(c)	200,000	205,330
4.70%, 06/22/47 (a)	305,000	233,962
3.85%, 12/22/51 (a)	160,000	103,187
Brown & Brown, Inc.
4.60%, 12/23/26	120,000	120,586
4.70%, 06/23/28 (a)	150,000	151,349
4.50%, 03/15/29 (a)	115,000	114,994
4.90%, 06/23/30 (a)	230,000	232,247
2.38%, 03/15/31 (a)	200,000	176,174
4.20%, 03/17/32 (a)	185,000	177,104
5.25%, 06/23/32 (a)	150,000	152,985
5.65%, 06/11/34 (a)	100,000	102,803
5.55%, 06/23/35 (a)	290,000	295,957
4.95%, 03/17/52 (a)	200,000	173,214
6.25%, 06/23/55 (a)	300,000	309,759
Centene Corp.
4.25%, 12/15/27 (a)	705,000	694,792
2.45%, 07/15/28 (a)	675,000	627,797
4.63%, 12/15/29 (a)	875,000	852,224
3.38%, 02/15/30 (a)	605,000	557,507
3.00%, 10/15/30 (a)	675,000	603,423
2.50%, 03/01/31 (a)	685,000	590,532
2.63%, 08/01/31 (a)	400,000	343,280
Chubb Corp.
6.00%, 05/11/37	300,000	326,022
6.50%, 05/15/38	110,000	123,916
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	200,000	203,596
1.38%, 09/15/30 (a)	350,000	304,769
5.00%, 03/15/34 (a)	290,000	295,432
4.15%, 03/13/43	150,000	128,369
4.35%, 11/03/45 (a)	400,000	346,664
2.85%, 12/15/51 (a)	265,000	170,686
3.05%, 12/15/61 (a)	360,000	222,923
Cincinnati Financial Corp.
6.92%, 05/15/28	165,000	177,504
6.13%, 11/01/34	60,000	63,859
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNA Financial Corp.
3.45%, 08/15/27 (a)	150,000	147,209
3.90%, 05/01/29 (a)	180,000	176,558
2.05%, 08/15/30 (a)	160,000	140,981
5.50%, 06/15/33 (a)	220,000	226,072
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	230,000	232,374
6.45%, 06/15/34 (a)	150,000	157,688
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	400,000	395,028
3.85%, 04/05/29 (a)	400,000	392,144
3.90%, 04/05/32 (a)	520,000	488,566
5.75%, 01/15/34 (a)	210,000	218,310
4.35%, 04/05/42 (a)	150,000	126,189
4.40%, 04/05/52 (a)	350,000	280,581
6.88%, 12/15/52 (a)(b)	280,000	288,938
6.38%, 09/15/54 (a)(b)	200,000	199,648
Elevance Health, Inc.
3.65%, 12/01/27 (a)	500,000	494,260
4.10%, 03/01/28 (a)	350,000	349,146
5.15%, 06/15/29 (a)	175,000	180,197
2.88%, 09/15/29 (a)	210,000	197,908
4.75%, 02/15/30 (a)	225,000	227,830
2.25%, 05/15/30 (a)	350,000	316,200
2.55%, 03/15/31 (a)	355,000	318,943
4.95%, 11/01/31 (a)	200,000	202,988
4.10%, 05/15/32 (a)	100,000	96,071
5.50%, 10/15/32 (a)	200,000	208,682
4.75%, 02/15/33 (a)	355,000	352,774
5.38%, 06/15/34 (a)	300,000	306,927
5.95%, 12/15/34	120,000	127,129
5.20%, 02/15/35 (a)	300,000	303,288
5.85%, 01/15/36	100,000	105,239
6.38%, 06/15/37	65,000	70,333
4.63%, 05/15/42	255,000	223,872
4.65%, 01/15/43	300,000	263,409
5.10%, 01/15/44	225,000	207,484
4.65%, 08/15/44 (a)	250,000	217,572
4.38%, 12/01/47 (a)	425,000	347,599
4.55%, 03/01/48 (a)	250,000	208,802
3.70%, 09/15/49 (a)	285,000	204,941
3.13%, 05/15/50 (a)	300,000	195,384
3.60%, 03/15/51 (a)	365,000	257,653
4.55%, 05/15/52 (a)	260,000	213,135
6.10%, 10/15/52 (a)	215,000	219,526
5.13%, 02/15/53 (a)	250,000	223,510
5.65%, 06/15/54 (a)	300,000	288,339
5.70%, 02/15/55 (a)	400,000	387,856
5.85%, 11/01/64 (a)	200,000	194,510
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	255,000	264,677
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	100,000	98,650
Enstar Group Ltd.
4.95%, 06/01/29 (a)	150,000	151,161
3.10%, 09/01/31 (a)	185,000	164,569
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	550,000	548,966
5.00%, 04/20/48 (a)	450,000	398,596
Essent Group Ltd.
6.25%, 07/01/29 (a)	150,000	155,403
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	170,000	150,899
3.50%, 10/15/50 (a)	290,000	198,569
3.13%, 10/15/52 (a)	345,000	214,690
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	150,000	157,416
6.50%, 06/04/29 (a)	150,000	155,001
6.25%, 10/04/34 (a)	210,000	208,830
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	265,000	267,533
4.63%, 04/29/30 (a)	300,000	299,190
5.63%, 08/16/32 (a)	225,000	231,777
6.00%, 12/07/33 (a)	200,000	208,988
6.35%, 03/22/54 (a)	250,000	254,952
6.10%, 03/15/55 (a)	255,000	252,037
6.50%, 05/20/55 (a)(d)	100,000	102,410
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	200,000	187,122
2.45%, 03/15/31 (a)	200,000	173,788
3.20%, 09/17/51 (a)	245,000	153,372
First American Financial Corp.
4.00%, 05/15/30 (a)	150,000	143,912
2.40%, 08/15/31 (a)	200,000	171,428
Globe Life, Inc.
4.55%, 09/15/28 (a)	165,000	165,950
2.15%, 08/15/30 (a)	165,000	146,005
4.80%, 06/15/32 (a)	155,000	152,615
5.85%, 09/15/34 (a)	145,000	150,224
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	115,000	102,456
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	165,000	155,288
5.95%, 10/15/36	175,000	183,248
6.10%, 10/01/41	150,000	155,747
4.40%, 03/15/48 (a)	75,000	63,128
3.60%, 08/19/49 (a)	350,000	256,816
2.90%, 09/15/51 (a)	125,000	78,306
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	100,000	106,955
Humana, Inc.
1.35%, 02/03/27 (a)	270,000	258,220
3.95%, 03/15/27 (a)	150,000	149,508
5.75%, 03/01/28 (a)	100,000	103,189
5.75%, 12/01/28 (a)	130,000	135,331
3.70%, 03/23/29 (a)	275,000	266,711
3.13%, 08/15/29 (a)	145,000	136,773
4.88%, 04/01/30 (a)	165,000	166,340
5.38%, 04/15/31 (a)	350,000	358,127
2.15%, 02/03/32 (a)	330,000	277,088
5.88%, 03/01/33 (a)	250,000	259,087
5.95%, 03/15/34 (a)	250,000	259,912
5.55%, 05/01/35 (a)	200,000	201,172
4.63%, 12/01/42 (a)	125,000	104,575
4.95%, 10/01/44 (a)	250,000	216,167
4.80%, 03/15/47 (a)	150,000	124,524
3.95%, 08/15/49 (a)	150,000	108,296
5.50%, 03/15/53 (a)	225,000	202,304
5.75%, 04/15/54 (a)	300,000	280,026
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	145,000	146,949
3.13%, 11/23/31 (a)	150,000	133,194
5.67%, 06/08/32 (a)	145,000	148,107
4.00%, 11/23/51 (a)	90,000	61,307
Kemper Corp.
2.40%, 09/30/30 (a)	245,000	215,696
Lincoln National Corp.
3.63%, 12/12/26 (a)	189,000	186,830
3.80%, 03/01/28 (a)	150,000	147,638
3.05%, 01/15/30 (a)	195,000	183,374
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 01/15/31 (a)	150,000	140,195
6.30%, 10/09/37	150,000	157,047
7.00%, 06/15/40	150,000	166,575
Loews Corp.
3.20%, 05/15/30 (a)	165,000	156,305
6.00%, 02/01/35	110,000	119,917
4.13%, 05/15/43 (a)	150,000	127,367
Manulife Financial Corp.
2.48%, 05/19/27 (a)	125,000	121,343
4.06%, 02/24/32 (a)(b)	300,000	296,649
3.70%, 03/16/32 (a)	150,000	142,265
5.38%, 03/04/46	185,000	183,006
Markel Group, Inc.
3.50%, 11/01/27 (a)	175,000	171,864
3.35%, 09/17/29 (a)	100,000	96,396
5.00%, 04/05/46	100,000	89,004
4.30%, 11/01/47 (a)	100,000	79,476
5.00%, 05/20/49 (a)	270,000	237,087
4.15%, 09/17/50 (a)	200,000	153,872
3.45%, 05/07/52 (a)	240,000	162,091
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	300,000	302,406
4.38%, 03/15/29 (a)	510,000	512,453
4.65%, 03/15/30 (a)	300,000	303,639
2.25%, 11/15/30 (a)	290,000	259,791
4.85%, 11/15/31 (a)	300,000	304,875
5.75%, 11/01/32 (a)	150,000	160,085
5.40%, 09/15/33 (a)	200,000	207,544
5.00%, 03/15/35 (a)	600,000	599,916
4.75%, 03/15/39 (a)	205,000	195,082
5.35%, 11/15/44 (a)	150,000	147,366
4.35%, 01/30/47 (a)	200,000	169,650
4.20%, 03/01/48 (a)	175,000	144,254
4.90%, 03/15/49 (a)	375,000	339,311
2.90%, 12/15/51 (a)	195,000	122,852
5.45%, 03/15/53 (a)	150,000	145,751
5.70%, 09/15/53 (a)	300,000	301,776
5.45%, 03/15/54 (a)	150,000	145,059
5.40%, 03/15/55 (a)	450,000	434,214
MetLife, Inc.
4.55%, 03/23/30 (a)	375,000	380,321
6.50%, 12/15/32	280,000	314,423
5.38%, 07/15/33 (a)	50,000	52,113
6.38%, 06/15/34	250,000	277,137
5.30%, 12/15/34 (a)	50,000	51,395
5.70%, 06/15/35	400,000	423,704
5.88%, 02/06/41	235,000	243,702
4.13%, 08/13/42	290,000	243,974
4.88%, 11/13/43	125,000	114,841
4.72%, 12/15/44	235,000	209,921
4.05%, 03/01/45	260,000	213,039
4.60%, 05/13/46 (a)	345,000	305,874
5.00%, 07/15/52 (a)	300,000	272,760
5.25%, 01/15/54 (a)	135,000	127,460
6.35%, 03/15/55 (a)(b)	250,000	256,912
6.40%, 12/15/66 (a)	420,000	437,791
10.75%, 08/01/69 (a)(b)	225,000	301,484
MGIC Investment Corp.
5.25%, 08/15/28 (a)	200,000	200,120
Munich Re America Corp.
7.45%, 12/15/26	80,000	83,946
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	115,000	114,071
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	50,000	51,410
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Old Republic International Corp.
3.88%, 08/26/26 (a)	200,000	198,686
5.75%, 03/28/34 (a)	160,000	164,968
3.85%, 06/11/51 (a)	190,000	135,622
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	200,000	194,192
4.50%, 10/01/50 (a)(b)	150,000	140,204
Primerica, Inc.
2.80%, 11/19/31 (a)	200,000	177,166
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	215,000	211,463
3.70%, 05/15/29 (a)	170,000	165,913
2.13%, 06/15/30 (a)	260,000	231,982
4.63%, 09/15/42	100,000	89,131
4.35%, 05/15/43	160,000	136,501
4.30%, 11/15/46 (a)	150,000	125,469
5.50%, 03/15/53 (a)	50,000	48,330
Progressive Corp.
4.00%, 03/01/29 (a)	175,000	174,011
3.20%, 03/26/30 (a)	275,000	262,622
3.00%, 03/15/32 (a)	150,000	136,926
6.25%, 12/01/32	210,000	231,061
4.35%, 04/25/44	150,000	128,561
3.70%, 01/26/45	150,000	117,344
4.13%, 04/15/47 (a)	350,000	288,368
4.20%, 03/15/48 (a)	165,000	136,790
3.95%, 03/26/50 (a)	150,000	117,963
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	92,000	91,638
2.10%, 03/10/30 (a)	150,000	136,658
5.75%, 07/15/33	220,000	235,316
5.70%, 12/14/36	110,000	115,606
6.63%, 12/01/37	100,000	112,512
3.00%, 03/10/40 (a)	255,000	193,236
4.60%, 05/15/44	200,000	176,864
4.50%, 09/15/47 (a)(b)	300,000	295,572
3.91%, 12/07/47 (a)	260,000	203,372
4.42%, 03/27/48 (a)	200,000	168,314
5.70%, 09/15/48 (a)(b)	425,000	430,924
3.94%, 12/07/49 (a)	355,000	272,136
4.35%, 02/25/50 (a)	250,000	208,140
3.70%, 10/01/50 (a)(b)	280,000	256,236
3.70%, 03/13/51 (a)	455,000	335,340
5.13%, 03/01/52 (a)(b)	350,000	338,264
6.00%, 09/01/52 (a)(b)	300,000	302,652
6.75%, 03/01/53 (a)(b)	150,000	157,241
6.50%, 03/15/54 (a)(b)	200,000	206,320
Prudential Funding Asia PLC
3.13%, 04/14/30	300,000	283,449
3.63%, 03/24/32 (a)	110,000	102,337
Radian Group, Inc.
4.88%, 03/15/27 (a)	145,000	145,278
6.20%, 05/15/29 (a)	230,000	239,184
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	125,000	124,366
3.90%, 05/15/29 (a)	200,000	196,504
3.15%, 06/15/30 (a)	295,000	275,760
6.00%, 09/15/33 (a)	150,000	157,383
5.75%, 09/15/34 (a)	150,000	154,314
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	205,000	202,046
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	250,000	242,080
5.80%, 04/01/35 (a)	115,000	118,228
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Selective Insurance Group, Inc.
5.90%, 04/15/35 (a)	10,000	10,244
5.38%, 03/01/49 (a)	100,000	89,814
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	170,000	179,027
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	195,000	174,931
Transatlantic Holdings, Inc.
8.00%, 11/30/39	121,000	152,310
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	57,245
6.25%, 06/15/37	235,000	259,428
5.35%, 11/01/40	250,000	251,325
4.60%, 08/01/43	225,000	199,836
4.30%, 08/25/45 (a)	115,000	97,402
3.75%, 05/15/46 (a)	225,000	174,901
4.00%, 05/30/47 (a)	190,000	152,384
4.10%, 03/04/49 (a)	150,000	121,190
2.55%, 04/27/50 (a)	225,000	134,901
3.05%, 06/08/51 (a)	275,000	181,321
5.45%, 05/25/53 (a)	180,000	176,337
Travelers Property Casualty Corp.
6.38%, 03/15/33	185,000	207,474
UnitedHealth Group, Inc.
4.75%, 07/15/26	200,000	200,796
3.45%, 01/15/27	250,000	247,450
3.38%, 04/15/27	95,000	93,688
4.60%, 04/15/27 (a)	150,000	151,034
3.70%, 05/15/27 (a)	100,000	99,132
2.95%, 10/15/27	315,000	306,640
5.25%, 02/15/28 (a)	325,000	333,755
3.85%, 06/15/28	350,000	347,035
4.40%, 06/15/28 (a)	150,000	150,761
3.88%, 12/15/28	250,000	246,867
4.25%, 01/15/29 (a)	290,000	289,527
4.70%, 04/15/29 (a)	30,000	30,364
4.00%, 05/15/29 (a)	300,000	296,538
2.88%, 08/15/29	340,000	321,154
4.80%, 01/15/30 (a)	300,000	304,734
5.30%, 02/15/30 (a)	400,000	414,280
2.00%, 05/15/30	400,000	358,040
4.65%, 01/15/31 (a)	220,000	221,177
4.90%, 04/15/31 (a)	300,000	304,992
2.30%, 05/15/31 (a)	425,000	375,509
4.95%, 01/15/32 (a)	400,000	405,328
4.20%, 05/15/32 (a)	455,000	440,768
5.35%, 02/15/33 (a)	510,000	525,504
4.50%, 04/15/33 (a)	475,000	463,225
5.00%, 04/15/34 (a)	395,000	394,913
5.15%, 07/15/34 (a)	580,000	586,073
5.30%, 06/15/35 (a)	290,000	295,701
4.63%, 07/15/35	300,000	290,001
5.80%, 03/15/36	275,000	289,083
6.50%, 06/15/37	175,000	192,250
6.63%, 11/15/37	200,000	222,646
6.88%, 02/15/38	300,000	341,106
3.50%, 08/15/39 (a)	405,000	327,528
2.75%, 05/15/40 (a)	300,000	217,743
5.70%, 10/15/40 (a)	85,000	86,997
5.95%, 02/15/41 (a)	125,000	128,846
3.05%, 05/15/41 (a)	445,000	327,591
4.63%, 11/15/41 (a)	173,000	155,226
4.38%, 03/15/42 (a)	175,000	150,682
3.95%, 10/15/42 (a)	185,000	150,216
4.25%, 03/15/43 (a)	150,000	126,117
5.50%, 07/15/44 (a)	450,000	438,727
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 07/15/45	535,000	473,823
4.20%, 01/15/47 (a)	220,000	177,151
4.25%, 04/15/47 (a)	250,000	202,500
3.75%, 10/15/47 (a)	300,000	223,455
4.25%, 06/15/48 (a)	400,000	322,188
4.45%, 12/15/48 (a)	350,000	290,073
3.70%, 08/15/49 (a)	415,000	302,651
2.90%, 05/15/50 (a)	395,000	246,219
3.25%, 05/15/51 (a)	535,000	355,101
4.75%, 05/15/52 (a)	550,000	469,843
5.88%, 02/15/53 (a)	500,000	501,535
5.05%, 04/15/53 (a)	585,000	522,797
5.38%, 04/15/54 (a)	530,000	495,947
5.63%, 07/15/54 (a)	800,000	776,336
5.95%, 06/15/55 (a)	220,000	223,744
3.88%, 08/15/59 (a)	390,000	275,504
3.13%, 05/15/60 (a)	340,000	204,707
4.95%, 05/15/62 (a)	275,000	236,591
6.05%, 02/15/63 (a)	290,000	294,695
5.20%, 04/15/63 (a)	525,000	468,111
5.50%, 04/15/64 (a)	345,000	322,975
5.75%, 07/15/64 (a)	550,000	535,513
Unum Group
4.00%, 06/15/29 (a)	170,000	166,945
5.75%, 08/15/42	150,000	145,541
4.50%, 12/15/49 (a)	150,000	119,073
4.13%, 06/15/51 (a)	185,000	138,424
6.00%, 06/15/54 (a)	100,000	98,626
Voya Financial, Inc.
5.70%, 07/15/43	175,000	170,490
4.80%, 06/15/46	100,000	86,530
4.70%, 01/23/48 (a)(b)	100,000	95,821
W.R. Berkley Corp.
4.75%, 08/01/44	100,000	87,605
4.00%, 05/12/50 (a)	150,000	114,605
3.55%, 03/30/52 (a)	150,000	103,947
3.15%, 09/30/61 (a)	125,000	77,098
Willis North America, Inc.
4.65%, 06/15/27 (a)	225,000	226,462
4.50%, 09/15/28 (a)	150,000	150,498
2.95%, 09/15/29 (a)	260,000	244,785
5.35%, 05/15/33 (a)	250,000	256,352
5.05%, 09/15/48 (a)	160,000	142,629
3.88%, 09/15/49 (a)	255,000	188,496
5.90%, 03/05/54 (a)	35,000	34,815
XL Group Ltd.
5.25%, 12/15/43	135,000	130,579
		99,629,491
REITs 0.6%
Agree LP
2.90%, 10/01/30 (a)	250,000	230,860
2.60%, 06/15/33 (a)	75,000	62,540
5.63%, 06/15/34 (a)	150,000	153,907
5.60%, 06/15/35 (a)	100,000	101,897
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	150,000	148,446
4.50%, 07/30/29 (a)	160,000	159,731
2.75%, 12/15/29 (a)	200,000	184,950
4.70%, 07/01/30 (a)	120,000	120,016
4.90%, 12/15/30 (a)	250,000	252,102
3.38%, 08/15/31 (a)	230,000	212,936
2.00%, 05/18/32 (a)	220,000	182,728
1.88%, 02/01/33 (a)	350,000	280,609
2.95%, 03/15/34 (a)	300,000	253,572
4.75%, 04/15/35 (a)	150,000	143,786
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 05/15/36 (a)	125,000	122,706
4.85%, 04/15/49 (a)	100,000	84,049
4.00%, 02/01/50 (a)	230,000	170,156
3.00%, 05/18/51 (a)	240,000	145,999
3.55%, 03/15/52 (a)	300,000	202,674
5.15%, 04/15/53 (a)	150,000	131,613
5.63%, 05/15/54 (a)	175,000	164,307
American Assets Trust LP
6.15%, 10/01/34 (a)	150,000	150,171
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	225,000	223,801
4.90%, 02/15/29 (a)	100,000	101,155
2.38%, 07/15/31 (a)	390,000	339,604
3.63%, 04/15/32 (a)	150,000	138,573
5.50%, 02/01/34 (a)	150,000	152,641
3.38%, 07/15/51 (a)	215,000	142,508
4.30%, 04/15/52 (a)	125,000	97,416
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	100,000	98,054
AvalonBay Communities, Inc.
2.90%, 10/15/26 (a)	100,000	98,292
3.35%, 05/15/27 (a)	200,000	197,248
3.20%, 01/15/28 (a)	150,000	146,568
3.30%, 06/01/29 (a)	230,000	222,164
2.30%, 03/01/30 (a)	250,000	228,347
2.45%, 01/15/31 (a)	200,000	180,078
2.05%, 01/15/32 (a)	200,000	172,642
5.30%, 12/07/33 (a)	185,000	190,694
5.35%, 06/01/34 (a)	100,000	103,030
3.90%, 10/15/46 (a)	150,000	118,446
4.35%, 04/15/48 (a)	100,000	83,243
Boston Properties LP
2.75%, 10/01/26 (a)	225,000	220,061
6.75%, 12/01/27 (a)	150,000	157,554
4.50%, 12/01/28 (a)	300,000	297,807
3.40%, 06/21/29 (a)	350,000	332,031
2.90%, 03/15/30 (a)	265,000	243,532
3.25%, 01/30/31 (a)	383,000	351,173
2.55%, 04/01/32 (a)	250,000	211,045
2.45%, 10/01/33 (a)	405,000	324,373
6.50%, 01/15/34 (a)	25,000	26,805
5.75%, 01/15/35 (a)	250,000	251,770
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	150,000	148,742
4.13%, 05/15/29 (a)	250,000	246,110
4.05%, 07/01/30 (a)	225,000	218,592
2.50%, 08/16/31 (a)	225,000	196,468
5.20%, 04/01/32 (a)	125,000	126,408
5.50%, 02/15/34 (a)	170,000	172,009
5.75%, 02/15/35 (a)	100,000	102,845
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	125,000	106,481
Camden Property Trust
4.10%, 10/15/28 (a)	265,000	263,765
3.15%, 07/01/29 (a)	116,000	110,868
2.80%, 05/15/30 (a)	250,000	232,645
4.90%, 01/15/34 (a)	100,000	100,154
3.35%, 11/01/49 (a)	120,000	85,507
COPT Defense Properties LP
2.00%, 01/15/29 (a)	150,000	136,757
2.75%, 04/15/31 (a)	200,000	176,984
2.90%, 12/01/33 (a)	65,000	53,744
Cousins Properties LP
5.25%, 07/15/30 (a)	150,000	152,866
5.88%, 10/01/34 (a)	150,000	154,639
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CubeSmart LP
3.13%, 09/01/26 (a)	200,000	196,790
4.38%, 02/15/29 (a)	118,000	117,235
3.00%, 02/15/30 (a)	175,000	163,313
2.00%, 02/15/31 (a)	275,000	238,672
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	365,486
5.55%, 01/15/28 (a)	300,000	308,001
4.45%, 07/15/28 (a)	50,000	50,080
3.60%, 07/01/29 (a)	365,000	353,944
DOC Dr. LLC
4.30%, 03/15/27 (a)	200,000	199,678
3.95%, 01/15/28 (a)	105,000	104,112
2.63%, 11/01/31 (a)	255,000	224,711
EPR Properties
4.75%, 12/15/26 (a)	200,000	199,820
4.50%, 06/01/27 (a)	210,000	209,038
4.95%, 04/15/28 (a)	100,000	99,959
3.75%, 08/15/29 (a)	225,000	214,648
ERP Operating LP
3.25%, 08/01/27 (a)	165,000	161,862
3.50%, 03/01/28 (a)	200,000	196,850
4.15%, 12/01/28 (a)	80,000	80,019
3.00%, 07/01/29 (a)	250,000	237,977
2.50%, 02/15/30 (a)	305,000	281,552
4.95%, 06/15/32 (a)	150,000	151,778
4.65%, 09/15/34 (a)	150,000	145,643
4.50%, 07/01/44 (a)	225,000	195,867
4.50%, 06/01/45 (a)	210,000	180,151
Essential Properties LP
2.95%, 07/15/31 (a)	220,000	195,666
Essex Portfolio LP
3.63%, 05/01/27 (a)	180,000	177,939
1.70%, 03/01/28 (a)	100,000	93,252
4.00%, 03/01/29 (a)	245,000	241,320
3.00%, 01/15/30 (a)	150,000	140,390
1.65%, 01/15/31 (a)	150,000	127,362
2.65%, 03/15/32 (a)	250,000	218,630
5.50%, 04/01/34 (a)	75,000	76,842
5.38%, 04/01/35 (a)	75,000	76,241
4.50%, 03/15/48 (a)	114,000	96,304
2.65%, 09/01/50 (a)	100,000	59,303
Extra Space Storage LP
3.50%, 07/01/26 (a)	100,000	99,001
3.88%, 12/15/27 (a)	200,000	197,844
5.70%, 04/01/28 (a)	200,000	206,688
3.90%, 04/01/29 (a)	200,000	195,976
4.00%, 06/15/29 (a)	150,000	147,269
5.50%, 07/01/30 (a)	200,000	207,624
2.20%, 10/15/30 (a)	325,000	287,277
2.55%, 06/01/31 (a)	150,000	132,678
2.35%, 03/15/32 (a)	200,000	169,876
5.40%, 02/01/34 (a)	230,000	233,728
5.40%, 06/15/35 (a)	150,000	150,879
Federal Realty OP LP
3.25%, 07/15/27 (a)	200,000	195,266
5.38%, 05/01/28 (a)	100,000	102,551
3.20%, 06/15/29 (a)	215,000	204,639
4.50%, 12/01/44 (a)	200,000	169,298
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	200,000	197,506
3.75%, 07/01/27 (a)	225,000	221,998
3.10%, 02/15/30 (a)	325,000	302,195
Healthpeak OP LLC
3.25%, 07/15/26 (a)	260,000	256,919
1.35%, 02/01/27 (a)	160,000	152,669
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 07/15/29 (a)	260,000	251,126
3.00%, 01/15/30 (a)	300,000	281,589
5.25%, 12/15/32 (a)	200,000	203,568
5.38%, 02/15/35 (a)	25,000	25,294
6.75%, 02/01/41 (a)	175,000	192,202
Highwoods Realty LP
3.88%, 03/01/27 (a)	25,000	24,568
4.13%, 03/15/28 (a)	210,000	205,947
4.20%, 04/15/29 (a)	200,000	194,628
2.60%, 02/01/31 (a)	160,000	138,363
7.65%, 02/01/34 (a)	100,000	113,105
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	200,000	188,838
3.50%, 09/15/30 (a)	275,000	255,802
5.70%, 06/15/32 (a)	150,000	152,290
5.70%, 07/01/34 (a)	150,000	151,056
5.50%, 04/15/35 (a)	200,000	198,376
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	150,000	140,517
5.45%, 08/15/30 (a)	150,000	155,298
2.00%, 08/15/31 (a)	225,000	191,288
4.15%, 04/15/32 (a)	200,000	189,810
5.50%, 08/15/33 (a)	30,000	30,536
2.70%, 01/15/34 (a)	250,000	206,710
4.88%, 02/01/35 (a)	100,000	96,965
Kilroy Realty LP
4.75%, 12/15/28 (a)	115,000	114,228
4.25%, 08/15/29 (a)	100,000	96,590
3.05%, 02/15/30 (a)	150,000	135,786
2.50%, 11/15/32 (a)	200,000	161,092
2.65%, 11/15/33 (a)	50,000	39,363
6.25%, 01/15/36 (a)	150,000	149,651
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	350,000	343,189
1.90%, 03/01/28 (a)	250,000	236,570
3.20%, 04/01/32 (a)	150,000	136,850
4.60%, 02/01/33 (a)	150,000	148,010
6.40%, 03/01/34 (a)	150,000	163,419
4.85%, 03/01/35 (a)	100,000	98,039
5.30%, 02/01/36 (a)	140,000	141,018
4.25%, 04/01/45 (a)	150,000	124,070
4.13%, 12/01/46 (a)	100,000	79,375
4.45%, 09/01/47 (a)	200,000	167,030
3.70%, 10/01/49 (a)	150,000	109,371
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	99,146
5.20%, 08/15/32 (a)	90,000	90,858
5.50%, 03/01/34 (a)	100,000	101,962
Kite Realty Group Trust
4.75%, 09/15/30 (a)	150,000	149,726
Lineage OP LP
5.25%, 07/15/30 (a)(d)	150,000	151,007
LXP Industrial Trust
6.75%, 11/15/28 (a)	75,000	79,424
2.70%, 09/15/30 (a)	260,000	232,794
Mid-America Apartments LP
3.60%, 06/01/27 (a)	180,000	178,202
4.20%, 06/15/28 (a)	200,000	199,782
3.95%, 03/15/29 (a)	50,000	49,391
2.75%, 03/15/30 (a)	100,000	93,297
1.70%, 02/15/31 (a)	300,000	257,907
5.30%, 02/15/32 (a)	80,000	82,757
4.95%, 03/01/35 (a)	150,000	149,073
2.88%, 09/15/51 (a)	150,000	94,797
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Health Investors, Inc.
3.00%, 02/01/31 (a)	200,000	177,692
NNN REIT, Inc.
3.60%, 12/15/26 (a)	185,000	182,919
3.50%, 10/15/27 (a)	125,000	122,913
4.30%, 10/15/28 (a)	150,000	149,709
2.50%, 04/15/30 (a)	100,000	91,295
5.60%, 10/15/33 (a)	150,000	155,238
5.50%, 06/15/34 (a)	150,000	153,847
4.80%, 10/15/48 (a)	85,000	73,558
3.10%, 04/15/50 (a)	120,000	76,782
3.50%, 04/15/51 (a)	100,000	68,997
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	200,000	200,494
4.75%, 01/15/28 (a)	143,000	143,805
3.63%, 10/01/29 (a)	240,000	228,667
5.20%, 07/01/30 (a)	170,000	171,056
3.38%, 02/01/31 (a)	225,000	205,969
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	87,136
5.25%, 08/15/32 (a)	100,000	100,986
4.95%, 01/15/35 (a)	100,000	97,042
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	190,000	211,726
6.88%, 07/15/29 (a)	125,000	131,734
3.15%, 08/15/30 (a)	100,000	89,814
2.75%, 04/01/32 (a)	100,000	83,534
Prologis LP
3.25%, 10/01/26 (a)	150,000	148,253
4.88%, 06/15/28 (a)	360,000	367,484
3.88%, 09/15/28 (a)	130,000	128,843
4.38%, 02/01/29 (a)	75,000	75,534
2.88%, 11/15/29 (a)	275,000	259,457
2.25%, 04/15/30 (a)	350,000	318,510
1.75%, 07/01/30 (a)	100,000	87,957
1.25%, 10/15/30 (a)	255,000	218,104
1.63%, 03/15/31 (a)	195,000	166,668
2.25%, 01/15/32 (a)	150,000	130,208
4.63%, 01/15/33 (a)	245,000	243,905
4.75%, 06/15/33 (a)	200,000	199,440
5.13%, 01/15/34 (a)	200,000	202,740
5.00%, 03/15/34 (a)	150,000	150,444
5.00%, 01/31/35 (a)	200,000	199,902
5.25%, 05/15/35 (a)	200,000	202,714
4.38%, 09/15/48 (a)	50,000	41,672
3.05%, 03/01/50 (a)	160,000	104,746
3.00%, 04/15/50 (a)	250,000	162,640
2.13%, 10/15/50 (a)	260,000	138,515
5.25%, 06/15/53 (a)	295,000	277,648
5.25%, 03/15/54 (a)	260,000	244,317
Public Storage Operating Co.
1.50%, 11/09/26 (a)	150,000	144,890
3.09%, 09/15/27 (a)	250,000	244,720
1.85%, 05/01/28 (a)	25,000	23,497
5.13%, 01/15/29 (a)	255,000	263,032
3.39%, 05/01/29 (a)	175,000	169,816
2.30%, 05/01/31 (a)	290,000	257,793
2.25%, 11/09/31 (a)	210,000	183,613
5.10%, 08/01/33 (a)	300,000	308,256
5.35%, 08/01/53 (a)	175,000	168,236
Realty Income Corp.
4.13%, 10/15/26 (a)	250,000	249,512
3.00%, 01/15/27 (a)	165,000	162,058
3.95%, 08/15/27 (a)	200,000	198,922
3.40%, 01/15/28 (a)	160,000	157,002
3.65%, 01/15/28 (a)	200,000	197,706
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 06/15/28 (a)	250,000	236,245
3.25%, 06/15/29 (a)	150,000	144,042
4.00%, 07/15/29 (a)	50,000	49,376
3.10%, 12/15/29 (a)	200,000	189,730
3.40%, 01/15/30 (a)	250,000	239,495
4.85%, 03/15/30 (a)	200,000	203,660
3.25%, 01/15/31 (a)	395,000	370,332
3.20%, 02/15/31 (a)	250,000	232,380
5.63%, 10/13/32 (a)	250,000	261,732
2.85%, 12/15/32 (a)	300,000	263,061
4.90%, 07/15/33 (a)	200,000	199,502
5.13%, 02/15/34 (a)	200,000	202,430
4.65%, 03/15/47 (a)	235,000	204,845
5.38%, 09/01/54 (a)	150,000	144,141
Regency Centers LP
3.60%, 02/01/27 (a)	170,000	168,550
4.13%, 03/15/28 (a)	165,000	164,625
2.95%, 09/15/29 (a)	210,000	198,775
3.70%, 06/15/30 (a)	50,000	48,355
5.25%, 01/15/34 (a)	65,000	66,033
5.10%, 01/15/35 (a)	75,000	75,245
4.40%, 02/01/47 (a)	150,000	125,856
4.65%, 03/15/49 (a)	90,000	78,118
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	50,000	43,556
2.15%, 09/01/31 (a)	200,000	171,534
Sabra Health Care LP
5.13%, 08/15/26 (a)	160,000	160,282
3.90%, 10/15/29 (a)	120,000	114,392
3.20%, 12/01/31 (a)	250,000	223,352
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	210,000	188,250
2.85%, 01/15/32 (a)	210,000	183,013
Simon Property Group LP
3.25%, 11/30/26 (a)	200,000	197,280
1.38%, 01/15/27 (a)	100,000	95,783
3.38%, 06/15/27 (a)	250,000	246,337
3.38%, 12/01/27 (a)	125,000	122,794
1.75%, 02/01/28 (a)	300,000	283,071
2.45%, 09/13/29 (a)	400,000	371,844
2.65%, 07/15/30 (a)	195,000	179,880
2.20%, 02/01/31 (a)	200,000	177,356
2.25%, 01/15/32 (a)	125,000	108,001
2.65%, 02/01/32 (a)	250,000	220,335
5.50%, 03/08/33 (a)	200,000	208,898
6.25%, 01/15/34 (a)	160,000	174,122
4.75%, 09/26/34 (a)	200,000	194,846
6.75%, 02/01/40 (a)	170,000	192,658
4.75%, 03/15/42 (a)	200,000	180,576
4.25%, 10/01/44 (a)	100,000	82,664
4.25%, 11/30/46 (a)	175,000	142,795
3.25%, 09/13/49 (a)	405,000	272,581
3.80%, 07/15/50 (a)	225,000	167,015
5.85%, 03/08/53 (a)	175,000	175,383
6.65%, 01/15/54 (a)	150,000	165,919
Store Capital LLC
4.50%, 03/15/28 (a)	160,000	158,410
4.63%, 03/15/29 (a)	100,000	98,419
2.75%, 11/18/30 (a)	190,000	167,878
2.70%, 12/01/31 (a)	170,000	144,386
Sun Communities Operating LP
2.30%, 11/01/28 (a)	150,000	140,385
2.70%, 07/15/31 (a)	300,000	265,980
4.20%, 04/15/32 (a)	175,000	166,344
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	98,191
3.88%, 07/15/27 (a)	150,000	148,043
2.75%, 09/01/31 (a)	140,000	122,875
UDR, Inc.
3.50%, 01/15/28 (a)	145,000	142,281
4.40%, 01/26/29 (a)	205,000	204,998
3.20%, 01/15/30 (a)	150,000	142,173
3.00%, 08/15/31 (a)	285,000	259,735
2.10%, 08/01/32 (a)	100,000	82,875
1.90%, 03/15/33 (a)	150,000	120,015
5.13%, 09/01/34 (a)	205,000	203,178
Ventas Realty LP
3.25%, 10/15/26 (a)	100,000	98,500
3.85%, 04/01/27 (a)	100,000	99,165
4.00%, 03/01/28 (a)	200,000	198,262
4.40%, 01/15/29 (a)	250,000	249,560
3.00%, 01/15/30 (a)	170,000	159,547
4.75%, 11/15/30 (a)	200,000	200,936
2.50%, 09/01/31 (a)	50,000	44,101
5.63%, 07/01/34 (a)	150,000	154,752
5.00%, 01/15/35 (a)	135,000	132,763
5.70%, 09/30/43 (a)	150,000	146,489
4.38%, 02/01/45 (a)	130,000	106,647
4.88%, 04/15/49 (a)	150,000	129,018
Welltower OP LLC
2.70%, 02/15/27 (a)	100,000	97,782
4.25%, 04/15/28 (a)	265,000	265,530
4.13%, 03/15/29 (a)	300,000	298,359
3.10%, 01/15/30 (a)	150,000	142,127
2.75%, 01/15/31 (a)	265,000	242,372
2.80%, 06/01/31 (a)	200,000	181,798
2.75%, 01/15/32 (a)	90,000	80,434
6.50%, 03/15/41 (a)	260,000	287,300
4.95%, 09/01/48 (a)	150,000	138,089
WP Carey, Inc.
3.85%, 07/15/29 (a)	100,000	97,411
2.40%, 02/01/31 (a)	235,000	206,903
2.45%, 02/01/32 (a)	140,000	120,208
2.25%, 04/01/33 (a)	200,000	163,196
		55,372,087
		685,408,706

Industrial 13.4%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
1.85%, 05/15/27 (a)	300,000	288,255
4.30%, 06/11/28 (a)	170,000	170,891
4.60%, 02/08/29 (a)	290,000	294,382
2.05%, 05/15/30 (a)	125,000	112,988
4.90%, 10/11/32 (a)	150,000	152,114
4.80%, 03/03/33 (a)	150,000	151,305
4.85%, 02/08/34 (a)	445,000	446,290
2.70%, 05/15/40 (a)	300,000	218,829
2.80%, 05/15/50 (a)	300,000	190,101
Albemarle Corp.
4.65%, 06/01/27 (a)	250,000	249,255
5.05%, 06/01/32 (a)	200,000	192,726
5.45%, 12/01/44 (a)	105,000	87,924
5.65%, 06/01/52 (a)	130,000	109,222
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	250,000	239,362
3.75%, 10/01/30 (a)	270,000	253,298
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ArcelorMittal SA
6.55%, 11/29/27 (a)	325,000	338,988
4.25%, 07/16/29	250,000	247,095
6.80%, 11/29/32 (a)	325,000	357,731
6.00%, 06/17/34 (a)	100,000	104,957
7.00%, 10/15/39	215,000	238,549
6.75%, 03/01/41 (g)	125,000	132,254
6.35%, 06/17/54 (a)(c)	125,000	126,835
Barrick North America Finance LLC
5.70%, 05/30/41	345,000	347,343
5.75%, 05/01/43	200,000	202,238
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	320,000	332,557
BHP Billiton Finance USA Ltd.
5.25%, 09/08/26	295,000	298,540
4.75%, 02/28/28 (a)	335,000	340,420
5.10%, 09/08/28 (a)	250,000	256,607
5.00%, 02/21/30 (a)	300,000	307,635
5.25%, 09/08/30 (a)	370,000	383,834
4.90%, 02/28/33 (a)	300,000	301,521
5.25%, 09/08/33 (a)	400,000	410,096
5.30%, 02/21/35 (a)	375,000	382,965
4.13%, 02/24/42	275,000	236,329
5.00%, 09/30/43	735,000	698,184
5.50%, 09/08/53 (a)	215,000	213,127
Cabot Corp.
4.00%, 07/01/29 (a)	170,000	166,114
5.00%, 06/30/32 (a)	115,000	115,078
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	196,220
5.50%, 11/02/47 (a)	200,000	175,038
CF Industries, Inc.
5.15%, 03/15/34	200,000	199,392
4.95%, 06/01/43	235,000	209,359
5.38%, 03/15/44	250,000	232,867
Dow Chemical Co.
4.80%, 11/30/28 (a)	65,000	65,979
7.38%, 11/01/29	129,000	143,132
2.10%, 11/15/30 (a)	250,000	220,612
6.30%, 03/15/33 (a)	175,000	188,556
5.15%, 02/15/34 (a)	150,000	150,294
4.25%, 10/01/34 (a)	345,000	317,438
5.35%, 03/15/35 (a)	140,000	139,434
9.40%, 05/15/39	100,000	131,241
5.25%, 11/15/41 (a)	215,000	196,779
4.38%, 11/15/42 (a)	450,000	366,894
4.63%, 10/01/44 (a)	150,000	123,816
5.55%, 11/30/48 (a)	300,000	276,039
4.80%, 05/15/49 (a)	280,000	229,438
3.60%, 11/15/50 (a)	350,000	237,587
6.90%, 05/15/53 (a)	250,000	269,385
5.60%, 02/15/54 (a)	150,000	136,991
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	575,000	584,171
5.32%, 11/15/38 (a)	328,000	339,913
5.42%, 11/15/48 (a)	640,000	646,048
Eastman Chemical Co.
4.50%, 12/01/28 (a)	100,000	100,358
5.75%, 03/08/33 (a)	150,000	156,366
5.63%, 02/20/34 (a)	210,000	214,242
4.80%, 09/01/42 (a)	200,000	176,000
4.65%, 10/15/44 (a)	285,000	241,361
Ecolab, Inc.
2.70%, 11/01/26 (a)	300,000	294,561
3.25%, 12/01/27 (a)	350,000	343,616
4.80%, 03/24/30 (a)	50,000	51,252
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.30%, 01/30/31 (a)	310,000	263,667
2.13%, 02/01/32 (a)	305,000	263,511
2.13%, 08/15/50 (a)	250,000	136,320
2.70%, 12/15/51 (a)	350,000	215,264
2.75%, 08/18/55 (a)	264,000	157,896
EIDP, Inc.
2.30%, 07/15/30 (a)	195,000	177,723
4.80%, 05/15/33 (a)	250,000	248,990
FMC Corp.
3.20%, 10/01/26 (a)	150,000	147,323
3.45%, 10/01/29 (a)	235,000	219,227
5.65%, 05/18/33 (a)	85,000	84,124
4.50%, 10/01/49 (a)	170,000	125,880
6.38%, 05/18/53 (a)	160,000	153,718
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	200,000	200,184
4.13%, 03/01/28 (a)	185,000	182,950
4.38%, 08/01/28 (a)	210,000	209,072
5.25%, 09/01/29 (a)	150,000	152,508
4.25%, 03/01/30 (a)	165,000	161,934
4.63%, 08/01/30 (a)	230,000	228,431
5.40%, 11/14/34 (a)	200,000	203,288
5.45%, 03/15/43 (a)	260,000	246,392
Georgia-Pacific LLC
7.75%, 11/15/29	275,000	313,236
8.88%, 05/15/31	50,000	61,102
Gerdau Trade, Inc.
5.75%, 06/09/35 (a)	190,000	190,213
Huntsman International LLC
4.50%, 05/01/29 (a)	275,000	260,931
2.95%, 06/15/31 (a)	120,000	101,039
5.70%, 10/15/34 (a)	120,000	111,578
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	99,844
5.00%, 09/26/48 (a)	250,000	215,742
International Paper Co.
5.00%, 09/15/35 (a)	200,000	197,154
7.30%, 11/15/39	100,000	114,977
6.00%, 11/15/41 (a)	150,000	152,412
4.80%, 06/15/44 (a)	135,000	117,759
5.15%, 05/15/46 (a)	165,000	149,480
4.40%, 08/15/47 (a)	250,000	202,007
Kinross Gold Corp.
4.50%, 07/15/27 (a)	220,000	220,315
6.25%, 07/15/33 (a)	130,000	139,927
Linde, Inc.
1.10%, 08/10/30 (a)	200,000	172,208
3.55%, 11/07/42 (a)	150,000	118,479
2.00%, 08/10/50 (a)	245,000	128,877
Lubrizol Corp.
6.50%, 10/01/34	115,000	129,957
LYB International Finance BV
5.25%, 07/15/43	225,000	200,920
4.88%, 03/15/44 (a)	250,000	211,620
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	246,465
LYB International Finance III LLC
2.25%, 10/01/30 (a)	105,000	93,097
3.38%, 10/01/40 (a)	330,000	244,061
4.20%, 10/15/49 (a)	310,000	230,445
4.20%, 05/01/50 (a)	360,000	267,080
3.63%, 04/01/51 (a)	300,000	201,048
3.80%, 10/01/60 (a)	325,000	210,779
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LyondellBasell Industries NV
4.63%, 02/26/55 (a)(c)	300,000	236,163
Mosaic Co.
4.05%, 11/15/27 (a)	250,000	248,362
5.45%, 11/15/33 (a)	150,000	153,530
4.88%, 11/15/41 (a)	110,000	98,002
5.63%, 11/15/43 (a)	200,000	192,138
NewMarket Corp.
2.70%, 03/18/31 (a)	175,000	156,686
Newmont Corp.
2.80%, 10/01/29 (a)	250,000	236,637
2.25%, 10/01/30 (a)	300,000	271,083
2.60%, 07/15/32 (a)	200,000	177,758
6.25%, 10/01/39	325,000	351,754
4.88%, 03/15/42 (a)	300,000	279,729
5.45%, 06/09/44 (a)	100,000	97,729
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	310,000	295,972
5.35%, 03/15/34 (a)	250,000	256,752
5.75%, 11/15/41 (a)	255,000	258,807
Nucor Corp.
4.30%, 05/23/27 (a)	150,000	150,521
3.95%, 05/01/28 (a)	200,000	199,214
2.70%, 06/01/30 (a)	230,000	212,656
4.65%, 06/01/30 (a)	150,000	151,278
3.13%, 04/01/32 (a)	200,000	182,258
6.40%, 12/01/37	110,000	121,425
5.20%, 08/01/43 (a)	100,000	96,852
4.40%, 05/01/48 (a)	95,000	79,921
3.85%, 04/01/52 (a)	195,000	148,376
2.98%, 12/15/55 (a)	150,000	92,084
Nutrien Ltd.
4.00%, 12/15/26 (a)	310,000	308,292
4.90%, 03/27/28 (a)	200,000	202,964
4.20%, 04/01/29 (a)	290,000	287,306
5.40%, 06/21/34 (a)	150,000	152,504
4.13%, 03/15/35 (a)	250,000	228,537
5.88%, 12/01/36	175,000	181,867
6.13%, 01/15/41 (a)	300,000	308,904
4.90%, 06/01/43 (a)	200,000	179,188
5.25%, 01/15/45 (a)	155,000	143,301
5.00%, 04/01/49 (a)	125,000	111,424
3.95%, 05/13/50 (a)	360,000	268,369
Packaging Corp. of America
3.40%, 12/15/27 (a)	200,000	195,884
4.05%, 12/15/49 (a)	235,000	179,963
3.05%, 10/01/51 (a)	300,000	189,582
PPG Industries, Inc.
3.75%, 03/15/28 (a)	275,000	271,760
2.80%, 08/15/29 (a)	150,000	141,152
2.55%, 06/15/30 (a)	100,000	91,173
Rayonier LP
2.75%, 05/17/31 (a)	150,000	132,827
Reliance, Inc.
2.15%, 08/15/30 (a)	150,000	133,080
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	201,000	230,656
6.13%, 12/15/33	250,000	271,590
5.75%, 06/01/35	220,000	233,211
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	270,975
5.20%, 11/02/40	350,000	344,599
2.75%, 11/02/51 (a)	300,000	182,739
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rio Tinto Finance USA PLC
4.50%, 03/14/28 (a)	200,000	201,596
4.88%, 03/14/30 (a)	500,000	510,090
5.00%, 03/14/32 (a)	300,000	305,427
5.00%, 03/09/33 (a)	200,000	202,958
5.25%, 03/14/35 (a)	500,000	508,880
4.75%, 03/22/42 (a)	150,000	136,529
4.13%, 08/21/42 (a)	220,000	186,032
5.13%, 03/09/53 (a)	325,000	299,686
5.75%, 03/14/55 (a)	500,000	501,510
5.88%, 03/14/65 (a)	200,000	201,414
RPM International, Inc.
3.75%, 03/15/27 (a)	150,000	148,308
2.95%, 01/15/32 (a)	225,000	198,484
5.25%, 06/01/45 (a)	70,000	64,797
4.25%, 01/15/48 (a)	100,000	82,861
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	450,000	444,028
2.95%, 08/15/29 (a)	200,000	189,036
2.30%, 05/15/30 (a)	200,000	181,090
2.20%, 03/15/32 (a)	115,000	98,899
4.55%, 08/01/45 (a)	175,000	148,454
4.50%, 06/01/47 (a)	400,000	335,320
3.80%, 08/15/49 (a)	215,000	158,821
3.30%, 05/15/50 (a)	215,000	145,112
2.90%, 03/15/52 (a)	150,000	91,746
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 (a)	430,000	437,951
5.78%, 04/03/54 (a)	285,000	281,606
Smurfit Westrock Financing DAC
5.42%, 01/15/35 (a)	250,000	253,410
Southern Copper Corp.
7.50%, 07/27/35	260,000	298,979
6.75%, 04/16/40	350,000	383,253
5.25%, 11/08/42	375,000	349,927
5.88%, 04/23/45	495,000	490,218
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	240,000	240,331
1.65%, 10/15/27 (a)	125,000	117,859
3.45%, 04/15/30 (a)	200,000	190,508
3.25%, 01/15/31 (a)	150,000	140,108
5.38%, 08/15/34 (a)	100,000	101,565
5.25%, 05/15/35 (a)	65,000	65,112
3.25%, 10/15/50 (a)	185,000	122,231
Suzano Austria GmbH
2.50%, 09/15/28 (a)	125,000	116,280
6.00%, 01/15/29 (a)	575,000	592,302
5.00%, 01/15/30 (a)	300,000	299,706
3.75%, 01/15/31 (a)	380,000	355,665
3.13%, 01/15/32 (a)	330,000	291,317
Suzano International Finance BV
5.50%, 01/17/27	200,000	202,374
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	340,000	321,188
6.13%, 06/12/33 (a)	500,000	524,410
6.88%, 11/21/36	200,000	217,320
6.88%, 11/10/39	300,000	326,082
6.40%, 06/28/54 (a)	575,000	566,467
Vale SA
5.63%, 09/11/42	210,000	204,578
Westlake Corp.
3.60%, 08/15/26 (a)	185,000	183,163
3.38%, 06/15/30 (a)	170,000	160,551
2.88%, 08/15/41 (a)	155,000	105,031
5.00%, 08/15/46 (a)	190,000	164,724
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 11/15/47 (a)	140,000	109,455
3.13%, 08/15/51 (a)	200,000	123,650
3.38%, 08/15/61 (a)	110,000	65,595
WestRock MWV LLC
8.20%, 01/15/30	190,000	217,694
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	225,000	221,148
4.00%, 04/15/30 (a)	260,000	253,703
7.38%, 03/15/32	185,000	209,000
3.38%, 03/09/33 (a)	135,000	120,963
WRKCo, Inc.
3.90%, 06/01/28 (a)	250,000	246,900
4.90%, 03/15/29 (a)	335,000	339,613
4.20%, 06/01/32 (a)	255,000	245,402
3.00%, 06/15/33 (a)	250,000	218,777
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	190,000	167,882
		51,904,082
Capital Goods 1.3%
3M Co.
2.25%, 09/19/26 (a)	275,000	268,433
2.88%, 10/15/27 (a)	300,000	291,762
3.38%, 03/01/29 (a)	250,000	242,270
2.38%, 08/26/29 (a)	345,000	320,108
3.05%, 04/15/30 (a)	170,000	159,921
5.70%, 03/15/37	200,000	209,996
3.88%, 06/15/44	110,000	88,567
3.13%, 09/19/46 (a)	200,000	136,972
3.63%, 10/15/47 (a)	150,000	111,060
4.00%, 09/14/48 (a)	375,000	297,457
3.25%, 08/26/49 (a)	350,000	238,290
3.70%, 04/15/50 (a)	185,000	136,191
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	230,000	230,170
4.38%, 05/08/42	150,000	131,501
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	215,000	188,314
AGCO Corp.
5.45%, 03/21/27 (a)	155,000	157,218
5.80%, 03/21/34 (a)	205,000	208,421
Allegion PLC
3.50%, 10/01/29 (a)	235,000	225,309
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	100,000	98,164
5.41%, 07/01/32 (a)	265,000	273,472
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	160,000	160,267
5.63%, 05/26/33 (a)	180,000	186,694
Amcor Flexibles North America, Inc.
4.80%, 03/17/28 (d)	325,000	327,733
5.10%, 03/17/30 (a)(d)	200,000	203,540
2.63%, 06/19/30 (a)	150,000	136,515
2.69%, 05/25/31 (a)	380,000	340,427
Amphenol Corp.
5.05%, 04/05/27 (a)	200,000	203,216
4.38%, 06/12/28 (a)	220,000	221,566
4.35%, 06/01/29 (a)	140,000	140,790
2.80%, 02/15/30 (a)	355,000	333,352
2.20%, 09/15/31 (a)	270,000	236,650
5.25%, 04/05/34 (a)	330,000	340,072
5.38%, 11/15/54 (a)	195,000	191,256
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amrize Finance U.S. LLC
4.60%, 04/07/27 (d)	200,000	200,892
4.70%, 04/07/28 (a)(d)	200,000	201,858
4.95%, 04/07/30 (a)(d)	285,000	288,916
5.40%, 04/07/35 (a)(d)	250,000	253,875
AptarGroup, Inc.
3.60%, 03/15/32 (a)	170,000	157,083
Avery Dennison Corp.
2.65%, 04/30/30 (a)	225,000	206,822
5.75%, 03/15/33 (a)	210,000	219,492
Berry Global, Inc.
1.65%, 01/15/27 (a)	200,000	191,932
5.50%, 04/15/28 (a)	130,000	133,465
5.80%, 06/15/31 (a)	300,000	315,615
5.65%, 01/15/34 (a)	150,000	155,207
Boeing Co.
2.70%, 02/01/27 (a)	300,000	291,672
2.80%, 03/01/27 (a)	130,000	126,273
5.04%, 05/01/27 (a)	550,000	554,251
6.26%, 05/01/27 (a)	300,000	308,844
3.25%, 02/01/28 (a)	330,000	320,143
3.25%, 03/01/28 (a)	115,000	111,183
3.45%, 11/01/28 (a)	135,000	130,224
3.20%, 03/01/29 (a)	300,000	285,741
6.30%, 05/01/29 (a)	450,000	475,951
2.95%, 02/01/30 (a)	200,000	185,646
5.15%, 05/01/30 (a)	1,215,000	1,237,951
3.63%, 02/01/31 (a)	465,000	438,235
6.39%, 05/01/31 (a)	250,000	269,150
6.13%, 02/15/33	140,000	148,067
3.60%, 05/01/34 (a)	315,000	278,227
6.53%, 05/01/34 (a)	525,000	571,163
3.25%, 02/01/35 (a)	250,000	210,757
6.63%, 02/15/38	125,000	135,358
3.55%, 03/01/38 (a)	140,000	112,620
3.50%, 03/01/39 (a)	155,000	121,021
6.88%, 03/15/39	195,000	213,069
5.88%, 02/15/40	110,000	110,084
5.71%, 05/01/40 (a)	875,000	864,019
3.38%, 06/15/46 (a)	135,000	92,206
3.65%, 03/01/47 (a)	115,000	80,598
3.63%, 03/01/48 (a)	150,000	103,613
3.85%, 11/01/48 (a)	145,000	104,278
3.90%, 05/01/49 (a)	200,000	144,058
3.75%, 02/01/50 (a)	450,000	318,492
5.81%, 05/01/50 (a)	1,540,000	1,478,585
6.86%, 05/01/54 (a)	590,000	646,829
3.83%, 03/01/59 (a)	100,000	68,112
3.95%, 08/01/59 (a)	250,000	171,370
5.93%, 05/01/60 (a)	1,060,000	1,008,728
7.01%, 05/01/64 (a)	415,000	456,234
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	200,000	197,442
Carrier Global Corp.
2.49%, 02/15/27 (a)	149,000	145,050
2.72%, 02/15/30 (a)	625,000	581,656
2.70%, 02/15/31 (a)(d)	250,000	227,625
5.90%, 03/15/34 (a)	240,000	255,653
3.38%, 04/05/40 (a)	460,000	365,806
3.58%, 04/05/50 (a)(d)	425,000	312,579
6.20%, 03/15/54 (a)	174,000	186,782
Caterpillar Financial Services Corp.
4.45%, 10/16/26	225,000	226,210
1.70%, 01/08/27	305,000	294,563
4.50%, 01/08/27	200,000	201,306
5.00%, 05/14/27	250,000	254,320
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 08/12/27	200,000	198,156
1.10%, 09/14/27	285,000	267,740
4.40%, 10/15/27	200,000	201,434
4.60%, 11/15/27	300,000	303,660
4.40%, 03/03/28	100,000	100,794
4.85%, 02/27/29	175,000	179,123
4.38%, 08/16/29 (c)	225,000	226,818
4.70%, 11/15/29	270,000	275,176
Caterpillar, Inc.
2.60%, 09/19/29 (a)	150,000	140,951
2.60%, 04/09/30 (a)	335,000	311,691
1.90%, 03/12/31 (a)	25,000	22,043
5.20%, 05/15/35 (a)	500,000	509,845
5.30%, 09/15/35	165,000	170,960
6.05%, 08/15/36	145,000	158,803
5.20%, 05/27/41	285,000	283,641
3.80%, 08/15/42	505,000	417,766
4.30%, 05/15/44 (a)	175,000	152,618
3.25%, 09/19/49 (a)	210,000	147,548
3.25%, 04/09/50 (a)	350,000	245,175
5.50%, 05/15/55 (a)	75,000	74,748
4.75%, 05/15/64 (a)	125,000	110,110
CNH Industrial Capital LLC
1.45%, 07/15/26 (a)	150,000	145,293
4.55%, 04/10/28 (a)	235,000	236,121
5.50%, 01/12/29 (a)	150,000	154,977
5.10%, 04/20/29 (a)	150,000	153,176
CNH Industrial NV
3.85%, 11/15/27 (a)	225,000	222,849
CRH America Finance, Inc.
5.40%, 05/21/34 (a)	200,000	205,156
5.50%, 01/09/35 (a)	400,000	410,620
5.88%, 01/09/55 (a)	200,000	204,294
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	205,184
5.13%, 01/09/30 (a)	200,000	205,104
Deere & Co.
5.38%, 10/16/29	150,000	157,062
3.10%, 04/15/30 (a)	250,000	237,780
7.13%, 03/03/31	160,000	182,842
5.45%, 01/16/35 (a)	300,000	312,657
3.90%, 06/09/42 (a)	410,000	349,955
2.88%, 09/07/49 (a)	170,000	112,169
3.75%, 04/15/50 (a)	250,000	194,270
5.70%, 01/19/55 (a)	250,000	258,760
Dover Corp.
2.95%, 11/04/29 (a)	160,000	150,970
5.38%, 10/15/35	150,000	155,489
5.38%, 03/01/41 (a)	90,000	87,759
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	222,015
Eaton Corp.
3.10%, 09/15/27 (a)	200,000	196,378
4.35%, 05/18/28 (a)	25,000	25,215
4.00%, 11/02/32	330,000	319,120
4.15%, 03/15/33 (a)	300,000	291,708
4.15%, 11/02/42	325,000	280,020
3.92%, 09/15/47 (a)	115,000	91,755
4.70%, 08/23/52 (a)	200,000	178,294
Embraer Netherlands Finance BV
5.98%, 02/11/35 (a)	200,000	206,402
Emerson Electric Co.
0.88%, 10/15/26 (a)	225,000	216,247
1.80%, 10/15/27 (a)	120,000	114,343
2.00%, 12/21/28 (a)	270,000	251,926
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.95%, 10/15/30 (a)	125,000	111,668
2.20%, 12/21/31 (a)	300,000	264,312
5.00%, 03/15/35 (a)	125,000	126,926
5.25%, 11/15/39	65,000	65,664
2.75%, 10/15/50 (a)	150,000	94,445
2.80%, 12/21/51 (a)	300,000	189,360
Ferguson Enterprises, Inc.
5.00%, 10/03/34 (a)	225,000	223,447
Flowserve Corp.
3.50%, 10/01/30 (a)	200,000	187,534
2.80%, 01/15/32 (a)	150,000	130,683
Fortive Corp.
4.30%, 06/15/46 (a)	210,000	172,706
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	200,000	189,640
4.00%, 03/25/32 (a)	110,000	103,435
5.88%, 06/01/33 (a)	175,000	183,703
4.50%, 03/25/52 (a)	125,000	100,506
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	198,826
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	375,000	360,326
General Dynamics Corp.
2.13%, 08/15/26 (a)	150,000	146,871
3.50%, 04/01/27 (a)	200,000	198,472
2.63%, 11/15/27 (a)	150,000	145,404
3.75%, 05/15/28 (a)	300,000	298,533
3.63%, 04/01/30 (a)	300,000	293,094
2.25%, 06/01/31 (a)	150,000	134,147
4.25%, 04/01/40 (a)	210,000	188,725
2.85%, 06/01/41 (a)	125,000	91,586
3.60%, 11/15/42 (a)	200,000	160,506
4.25%, 04/01/50 (a)	200,000	168,650
General Electric Co.
6.75%, 03/15/32	500,000	566,740
5.88%, 01/14/38	200,000	213,586
6.88%, 01/10/39	135,000	158,175
4.35%, 05/01/50 (a)	265,000	223,861
HEICO Corp.
5.25%, 08/01/28 (a)	150,000	154,014
5.35%, 08/01/33 (a)	200,000	204,806
Hexcel Corp.
4.20%, 02/15/27 (a)	260,000	257,816
Honeywell International, Inc.
2.50%, 11/01/26 (a)	550,000	537,977
1.10%, 03/01/27 (a)	275,000	261,929
4.65%, 07/30/27 (a)	400,000	404,192
4.95%, 02/15/28 (a)	150,000	153,351
4.25%, 01/15/29 (a)	250,000	250,767
2.70%, 08/15/29 (a)	250,000	235,895
4.88%, 09/01/29 (a)	85,000	87,050
4.70%, 02/01/30 (a)	325,000	329,820
1.95%, 06/01/30 (a)	300,000	268,623
4.95%, 09/01/31 (a)	140,000	143,933
4.75%, 02/01/32 (a)	240,000	242,364
5.00%, 02/15/33 (a)	350,000	355,932
4.50%, 01/15/34 (a)	290,000	284,151
5.00%, 03/01/35 (a)	335,000	337,375
5.70%, 03/15/36	250,000	263,752
5.70%, 03/15/37	200,000	209,826
3.81%, 11/21/47 (a)	320,000	249,203
2.80%, 06/01/50 (a)	250,000	158,725
5.25%, 03/01/54 (a)	500,000	475,415
5.35%, 03/01/64 (a)	140,000	132,768
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Howmet Aerospace, Inc.
5.90%, 02/01/27	125,000	128,025
6.75%, 01/15/28	125,000	131,975
3.00%, 01/15/29 (a)	200,000	191,364
4.85%, 10/15/31 (a)	215,000	218,423
5.95%, 02/01/37	190,000	202,242
Hubbell, Inc.
3.15%, 08/15/27 (a)	105,000	102,585
3.50%, 02/15/28 (a)	195,000	191,344
2.30%, 03/15/31 (a)	145,000	128,680
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	190,000	186,128
2.04%, 08/16/28 (a)	100,000	93,135
5.35%, 01/15/30 (a)	100,000	102,857
4.20%, 05/01/30 (a)	250,000	244,417
5.75%, 01/15/35 (a)	150,000	154,940
IDEX Corp.
3.00%, 05/01/30 (a)	250,000	232,622
2.63%, 06/15/31 (a)	190,000	169,550
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	345,000	339,387
4.88%, 09/15/41 (a)	185,000	173,289
3.90%, 09/01/42 (a)	350,000	291,063
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	200,000	203,334
5.40%, 08/14/28 (a)	150,000	154,739
5.18%, 06/15/29 (a)	220,000	226,024
5.31%, 06/15/31 (a)	150,000	155,522
5.70%, 08/14/33 (a)	250,000	261,962
5.45%, 06/15/34 (a)	200,000	205,804
5.70%, 06/15/54 (a)	150,000	148,775
John Deere Capital Corp.
2.25%, 09/14/26	275,000	268,741
1.70%, 01/11/27	20,000	19,312
4.85%, 03/05/27	220,000	222,999
1.75%, 03/09/27	150,000	144,444
4.90%, 06/11/27	170,000	172,800
2.80%, 09/08/27	300,000	292,227
4.15%, 09/15/27	395,000	395,987
3.05%, 01/06/28	250,000	244,287
4.75%, 01/20/28	325,000	330,470
4.90%, 03/03/28	225,000	229,934
1.50%, 03/06/28	185,000	173,330
4.25%, 06/05/28	200,000	201,228
4.95%, 07/14/28	400,000	409,928
4.50%, 01/16/29	250,000	252,812
3.45%, 03/07/29	325,000	317,450
3.35%, 04/18/29	145,000	140,953
4.85%, 06/11/29	200,000	205,000
2.80%, 07/18/29	325,000	308,093
4.85%, 10/11/29	110,000	113,106
2.45%, 01/09/30	300,000	278,298
4.55%, 06/05/30	230,000	232,268
4.70%, 06/10/30	250,000	254,342
1.45%, 01/15/31	200,000	172,680
4.90%, 03/07/31	245,000	251,282
4.40%, 09/08/31	350,000	349,517
3.90%, 06/07/32	150,000	144,507
5.15%, 09/08/33	150,000	155,123
5.10%, 04/11/34	325,000	332,455
5.05%, 06/12/34	275,000	280,052
Johnson Controls International PLC
6.00%, 01/15/36	102,000	109,467
4.63%, 07/02/44 (a)	195,000	168,788
4.50%, 02/15/47 (a)	110,000	92,787
4.95%, 07/02/64 (a)(e)	155,000	130,467
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	225,000	233,696
1.75%, 09/15/30 (a)	150,000	131,790
4.90%, 12/01/32 (a)	135,000	135,772
Kennametal, Inc.
4.63%, 06/15/28 (a)	200,000	200,826
2.80%, 03/01/31 (a)	50,000	44,931
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	150,000	149,183
5.40%, 01/15/27	250,000	254,292
4.40%, 06/15/28 (a)	620,000	621,782
5.05%, 06/01/29 (a)	200,000	204,758
2.90%, 12/15/29 (a)	150,000	141,144
1.80%, 01/15/31 (a)	285,000	246,744
5.25%, 06/01/31 (a)	145,000	149,859
5.40%, 07/31/33 (a)	455,000	468,377
5.35%, 06/01/34 (a)	235,000	240,306
4.85%, 04/27/35 (a)	100,000	97,956
6.15%, 12/15/40	100,000	106,134
5.05%, 04/27/45 (a)	150,000	140,280
5.60%, 07/31/53 (a)	150,000	147,266
5.50%, 08/15/54 (a)	175,000	169,939
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	190,000	184,477
4.40%, 03/15/29 (a)	176,000	171,428
3.50%, 11/15/51 (a)	150,000	95,661
Lennox International, Inc.
1.70%, 08/01/27 (a)	230,000	217,543
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	325,000	333,372
4.50%, 02/15/29 (a)	175,000	176,778
1.85%, 06/15/30 (a)	170,000	151,229
4.70%, 12/15/31 (a)	25,000	25,344
3.90%, 06/15/32 (a)	300,000	288,885
5.25%, 01/15/33 (a)	250,000	259,632
4.75%, 02/15/34 (a)	300,000	299,265
4.80%, 08/15/34 (a)	250,000	249,520
3.60%, 03/01/35 (a)	150,000	135,951
4.50%, 05/15/36 (a)	125,000	120,454
6.15%, 09/01/36	200,000	221,224
5.72%, 06/01/40	190,000	198,603
4.07%, 12/15/42	400,000	336,844
3.80%, 03/01/45 (a)	350,000	276,332
4.70%, 05/15/46 (a)	425,000	379,465
2.80%, 06/15/50 (a)	385,000	241,718
4.09%, 09/15/52 (a)	465,000	366,364
4.15%, 06/15/53 (a)	250,000	198,532
5.70%, 11/15/54 (a)	300,000	302,949
5.20%, 02/15/55 (a)	50,000	46,860
4.30%, 06/15/62 (a)	220,000	173,602
5.90%, 11/15/63 (a)	200,000	206,456
5.20%, 02/15/64 (a)	200,000	184,500
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	25,000	24,595
3.50%, 12/15/27 (a)	200,000	196,402
2.50%, 03/15/30 (a)	150,000	138,033
2.40%, 07/15/31 (a)	300,000	264,813
5.15%, 12/01/34 (a)	225,000	226,323
4.25%, 12/15/47 (a)	255,000	207,228
3.20%, 07/15/51 (a)	275,000	182,350
5.50%, 12/01/54 (a)	200,000	193,084
Masco Corp.
1.50%, 02/15/28 (a)	150,000	139,308
2.00%, 10/01/30 (a)	200,000	173,508
4.50%, 05/15/47 (a)	175,000	142,408
3.13%, 02/15/51 (a)	85,000	53,149
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	160,000	166,664
3.63%, 05/15/30 (a)	175,000	167,605
Nordson Corp.
5.80%, 09/15/33 (a)	150,000	158,751
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	325,000	320,037
3.25%, 01/15/28 (a)	450,000	439,825
4.60%, 02/01/29 (a)	245,000	248,197
4.40%, 05/01/30 (a)	240,000	240,322
4.70%, 03/15/33 (a)	250,000	249,297
4.90%, 06/01/34 (a)	200,000	199,664
5.05%, 11/15/40	185,000	178,691
4.75%, 06/01/43	250,000	226,380
3.85%, 04/15/45 (a)	255,000	201,850
4.03%, 10/15/47 (a)	650,000	518,726
5.25%, 05/01/50 (a)	300,000	282,507
4.95%, 03/15/53 (a)	250,000	225,017
5.20%, 06/01/54 (a)	400,000	373,264
nVent Finance SARL
4.55%, 04/15/28 (a)	150,000	150,212
2.75%, 11/15/31 (a)	100,000	86,936
5.65%, 05/15/33 (a)	200,000	203,862
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	100,199
3.10%, 03/01/30 (a)	135,000	126,544
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	200,000	193,772
5.25%, 08/16/28 (a)	200,000	205,934
2.57%, 02/15/30 (a)	450,000	415,215
3.11%, 02/15/40 (a)	265,000	204,400
3.36%, 02/15/50 (a)	250,000	173,510
Owens Corning
3.40%, 08/15/26 (a)	100,000	98,986
5.50%, 06/15/27 (a)	100,000	102,259
3.95%, 08/15/29 (a)	175,000	171,623
3.88%, 06/01/30 (a)	100,000	96,678
5.70%, 06/15/34 (a)	285,000	296,246
7.00%, 12/01/36	115,000	129,380
4.30%, 07/15/47 (a)	200,000	161,656
4.40%, 01/30/48 (a)	135,000	110,592
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	145,000	142,985
4.25%, 09/15/27 (a)	350,000	351,211
3.25%, 06/14/29 (a)	345,000	331,614
4.50%, 09/15/29 (a)	275,000	277,898
4.20%, 11/21/34 (a)	200,000	191,056
6.25%, 05/15/38	75,000	81,590
4.45%, 11/21/44 (a)	140,000	120,893
4.10%, 03/01/47 (a)	165,000	133,503
4.00%, 06/14/49 (a)	275,000	216,994
Pentair Finance SARL
4.50%, 07/01/29 (a)	280,000	279,672
Precision Castparts Corp.
3.90%, 01/15/43 (a)	175,000	142,728
4.38%, 06/15/45 (a)	129,000	109,970
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	400,000	412,072
6.30%, 02/15/30 (a)	325,000	340,645
6.40%, 04/15/33 (a)	370,000	391,327
Republic Services, Inc.
2.90%, 07/01/26 (a)	200,000	197,280
3.38%, 11/15/27 (a)	300,000	295,038
3.95%, 05/15/28 (a)	175,000	174,321
4.88%, 04/01/29 (a)	250,000	255,522
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 07/15/30 (a)	150,000	152,904
1.45%, 02/15/31 (a)	275,000	234,842
1.75%, 02/15/32 (a)	250,000	210,650
2.38%, 03/15/33 (a)	150,000	128,241
5.00%, 12/15/33 (a)	150,000	153,089
5.00%, 04/01/34 (a)	250,000	253,965
5.20%, 11/15/34 (a)	100,000	102,474
5.15%, 03/15/35 (a)	200,000	204,072
6.20%, 03/01/40	100,000	109,080
5.70%, 05/15/41 (a)	75,000	77,786
3.05%, 03/01/50 (a)	380,000	257,112
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	145,000	141,559
1.75%, 08/15/31 (a)	150,000	129,026
4.20%, 03/01/49 (a)	185,000	152,666
2.80%, 08/15/61 (a)	160,000	93,440
RTX Corp.
2.65%, 11/01/26 (a)	200,000	196,032
5.75%, 11/08/26 (a)	400,000	407,540
3.50%, 03/15/27 (a)	335,000	331,124
3.13%, 05/04/27 (a)	390,000	382,668
7.20%, 08/15/27	50,000	53,143
4.13%, 11/16/28 (a)	875,000	871,929
7.50%, 09/15/29	150,000	168,170
2.25%, 07/01/30 (a)	270,000	244,339
6.00%, 03/15/31 (a)	300,000	322,512
1.90%, 09/01/31 (a)	425,000	364,178
2.38%, 03/15/32 (a)	175,000	152,376
5.15%, 02/27/33 (a)	350,000	358,025
6.10%, 03/15/34 (a)	525,000	567,756
5.40%, 05/01/35	225,000	231,813
6.05%, 06/01/36	125,000	135,158
6.13%, 07/15/38	160,000	172,971
4.45%, 11/16/38 (a)	200,000	184,532
4.88%, 10/15/40 (d)	150,000	141,152
4.70%, 12/15/41	110,000	99,910
4.50%, 06/01/42	1,025,000	908,550
4.80%, 12/15/43 (a)	130,000	117,593
4.15%, 05/15/45 (a)	175,000	143,876
3.75%, 11/01/46 (a)	350,000	267,666
4.35%, 04/15/47 (a)	270,000	225,877
4.05%, 05/04/47 (a)	185,000	147,798
4.63%, 11/16/48 (a)	490,000	423,007
3.13%, 07/01/50 (a)	350,000	232,277
2.82%, 09/01/51 (a)	325,000	200,999
3.03%, 03/15/52 (a)	410,000	263,191
5.38%, 02/27/53 (a)	270,000	258,765
6.40%, 03/15/54 (a)	500,000	548,650
Snap-on, Inc.
3.25%, 03/01/27 (a)	75,000	73,937
4.10%, 03/01/48 (a)	90,000	72,689
3.10%, 05/01/50 (a)	200,000	135,014
Sonoco Products Co.
4.45%, 09/01/26	100,000	99,917
2.25%, 02/01/27 (a)	95,000	91,760
4.60%, 09/01/29 (a)	260,000	259,514
3.13%, 05/01/30 (a)	230,000	214,463
2.85%, 02/01/32 (a)	140,000	123,224
5.00%, 09/01/34 (a)	200,000	194,916
5.75%, 11/01/40 (a)	155,000	154,585
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	125,000	130,120
4.25%, 11/15/28 (a)	150,000	149,187
2.30%, 03/15/30 (a)	265,000	237,474
3.00%, 05/15/32 (a)	230,000	202,623
5.20%, 09/01/40	100,000	95,310
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 11/15/48 (a)	150,000	126,377
2.75%, 11/15/50 (a)	225,000	128,482
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	200,000	189,940
2.75%, 04/01/31 (a)	300,000	272,304
Textron, Inc.
3.65%, 03/15/27 (a)	325,000	321,054
3.38%, 03/01/28 (a)	100,000	97,603
3.90%, 09/17/29 (a)	225,000	219,922
2.45%, 03/15/31 (a)	150,000	133,325
Timken Co.
4.50%, 12/15/28 (a)	150,000	150,591
4.13%, 04/01/32 (a)	145,000	136,177
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	200,000	196,752
5.25%, 03/03/33 (a)	200,000	206,426
5.10%, 06/13/34 (a)	150,000	152,397
4.65%, 11/01/44 (a)	100,000	88,619
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	300,000	296,823
5.75%, 06/15/43	150,000	153,591
4.30%, 02/21/48 (a)	100,000	82,080
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	130,000	116,093
5.25%, 10/01/54 (a)	100,000	90,614
Veralto Corp.
5.50%, 09/18/26 (a)	220,000	222,664
5.35%, 09/18/28 (a)	200,000	206,246
5.45%, 09/18/33 (a)	200,000	206,368
Vontier Corp.
2.40%, 04/01/28 (a)	155,000	146,208
2.95%, 04/01/31 (a)	200,000	179,240
Vulcan Materials Co.
3.90%, 04/01/27 (a)	200,000	198,864
4.95%, 12/01/29 (a)	20,000	20,399
3.50%, 06/01/30 (a)	265,000	253,745
5.35%, 12/01/34 (a)	200,000	203,738
4.50%, 06/15/47 (a)	200,000	169,074
4.70%, 03/01/48 (a)	190,000	164,584
5.70%, 12/01/54 (a)	200,000	198,842
Waste Connections, Inc.
4.25%, 12/01/28 (a)	215,000	215,821
3.50%, 05/01/29 (a)	204,000	199,594
2.60%, 02/01/30 (a)	200,000	186,186
2.20%, 01/15/32 (a)	250,000	216,017
3.20%, 06/01/32 (a)	210,000	192,001
5.00%, 03/01/34 (a)	200,000	202,146
5.25%, 09/01/35 (a)	150,000	153,446
3.05%, 04/01/50 (a)	175,000	115,479
2.95%, 01/15/52 (a)	300,000	191,565
Waste Management, Inc.
4.95%, 07/03/27 (a)	155,000	157,762
3.15%, 11/15/27 (a)	310,000	303,850
1.15%, 03/15/28 (a)	280,000	259,658
4.50%, 03/15/28 (a)	300,000	303,207
3.88%, 01/15/29 (a)	250,000	247,150
4.88%, 02/15/29 (a)	200,000	204,996
4.63%, 02/15/30 (a)	270,000	274,018
1.50%, 03/15/31 (a)	245,000	209,710
4.95%, 07/03/31 (a)	225,000	231,147
4.80%, 03/15/32 (a)	225,000	228,733
4.15%, 04/15/32 (a)	230,000	225,485
4.63%, 02/15/33 (a)	195,000	195,474
4.88%, 02/15/34 (a)	375,000	380,629
4.95%, 03/15/35 (a)	500,000	502,425
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 03/01/45 (a)	150,000	125,330
4.15%, 07/15/49 (a)	200,000	163,462
2.50%, 11/15/50 (a)	275,000	164,258
5.35%, 10/15/54 (a)	285,000	275,370
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	250,000	247,015
4.70%, 09/15/28 (a)(g)	450,000	452,817
5.50%, 05/29/35 (a)	200,000	203,150
WW Grainger, Inc.
4.60%, 06/15/45 (a)	195,000	172,405
3.75%, 05/15/46 (a)	260,000	202,332
4.20%, 05/15/47 (a)	140,000	115,283
Xylem, Inc.
3.25%, 11/01/26 (a)	160,000	157,693
1.95%, 01/30/28 (a)	100,000	94,580
2.25%, 01/30/31 (a)	150,000	133,151
4.38%, 11/01/46 (a)	165,000	135,485
		110,209,352
Communications 1.8%
America Movil SAB de CV
3.63%, 04/22/29 (a)	335,000	324,900
2.88%, 05/07/30 (a)	285,000	263,759
5.00%, 01/20/33 (a)	200,000	200,560
6.38%, 03/01/35	315,000	344,115
6.13%, 11/15/37	150,000	159,245
6.13%, 03/30/40	535,000	559,492
4.38%, 07/16/42	385,000	325,725
4.38%, 04/22/49 (a)	410,000	336,384
American Tower Corp.
1.45%, 09/15/26 (a)	60,000	57,985
3.38%, 10/15/26 (a)	520,000	513,568
2.75%, 01/15/27 (a)	110,000	107,394
3.13%, 01/15/27 (a)	150,000	147,140
3.65%, 03/15/27 (a)	225,000	222,350
3.55%, 07/15/27 (a)	350,000	344,995
3.60%, 01/15/28 (a)	300,000	294,615
1.50%, 01/31/28 (a)	250,000	232,888
5.50%, 03/15/28 (a)	150,000	154,281
5.80%, 11/15/28 (a)	280,000	292,233
5.20%, 02/15/29 (a)	135,000	138,287
3.95%, 03/15/29 (a)	245,000	240,401
3.80%, 08/15/29 (a)	400,000	389,108
2.90%, 01/15/30 (a)	255,000	237,670
5.00%, 01/31/30 (a)	175,000	178,402
1.88%, 10/15/30 (a)	400,000	348,168
2.70%, 04/15/31 (a)	200,000	179,484
2.30%, 09/15/31 (a)	200,000	173,852
4.05%, 03/15/32 (a)	250,000	239,080
5.65%, 03/15/33 (a)	200,000	208,520
5.55%, 07/15/33 (a)	350,000	361,357
5.90%, 11/15/33 (a)	40,000	42,292
5.45%, 02/15/34 (a)	50,000	51,469
5.40%, 01/31/35 (a)	275,000	281,174
3.70%, 10/15/49 (a)	135,000	98,921
3.10%, 06/15/50 (a)	455,000	298,890
2.95%, 01/15/51 (a)	390,000	247,342
AppLovin Corp.
5.13%, 12/01/29 (a)	340,000	344,835
5.38%, 12/01/31 (a)	300,000	305,466
5.50%, 12/01/34 (a)	275,000	279,653
5.95%, 12/01/54 (a)	160,000	156,640
AT&T, Inc.
2.95%, 07/15/26 (a)	160,000	157,579
3.80%, 02/15/27 (a)	250,000	248,148
4.25%, 03/01/27 (a)	470,000	469,577
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 06/01/27 (a)	720,000	694,145
1.65%, 02/01/28 (a)	700,000	656,978
4.10%, 02/15/28 (a)	350,000	348,600
4.35%, 03/01/29 (a)	850,000	852,074
4.30%, 02/15/30 (a)	870,000	867,694
4.70%, 08/15/30 (a)	225,000	227,131
2.75%, 06/01/31 (a)	900,000	816,084
2.25%, 02/01/32 (a)	750,000	645,982
2.55%, 12/01/33 (a)	1,131,000	947,145
5.40%, 02/15/34 (a)	790,000	813,265
4.50%, 05/15/35 (a)	720,000	686,340
5.38%, 08/15/35 (a)	325,000	331,029
5.25%, 03/01/37 (a)	300,000	300,054
4.90%, 08/15/37 (a)	239,000	229,270
6.30%, 01/15/38	150,000	162,110
4.85%, 03/01/39 (a)	265,000	250,974
6.00%, 08/15/40 (a)	150,000	156,146
5.35%, 09/01/40	175,000	171,246
3.50%, 06/01/41 (a)	715,000	561,575
5.55%, 08/15/41	185,000	182,700
4.30%, 12/15/42 (a)	450,000	380,083
3.10%, 02/01/43 (a)(c)	215,000	155,064
4.65%, 06/01/44 (a)	180,000	155,824
4.80%, 06/15/44 (a)	50,000	44,392
4.35%, 06/15/45 (a)	350,000	290,668
4.75%, 05/15/46 (a)	600,000	524,886
5.15%, 11/15/46 (a)	200,000	184,674
5.65%, 02/15/47 (a)	250,000	248,960
5.45%, 03/01/47 (a)	128,000	121,999
4.50%, 03/09/48 (a)	535,000	445,607
4.55%, 03/09/49 (a)	309,000	257,314
5.15%, 02/15/50 (a)	190,000	170,954
3.65%, 06/01/51 (a)	875,000	621,512
3.30%, 02/01/52 (a)	275,000	181,726
3.50%, 09/15/53 (a)	2,245,000	1,521,706
3.55%, 09/15/55 (a)	2,145,000	1,448,969
6.05%, 08/15/56 (a)	300,000	306,699
5.70%, 03/01/57 (a)	50,000	48,348
3.80%, 12/01/57 (a)	1,780,000	1,248,545
3.65%, 09/15/59 (a)	1,880,000	1,262,044
3.85%, 06/01/60 (a)	490,000	342,990
3.50%, 02/01/61 (a)	220,000	141,130
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	235,000	198,923
5.10%, 05/11/33 (a)	325,000	325,039
5.20%, 02/15/34 (a)	210,000	210,359
4.46%, 04/01/48 (a)	400,000	322,404
4.30%, 07/29/49 (a)	180,000	140,305
5.55%, 02/15/54 (a)	205,000	193,149
British Telecommunications PLC
5.13%, 12/04/28 (a)	225,000	230,121
9.63%, 12/15/30 (g)	750,000	922,950
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26 (a)	330,000	336,527
3.75%, 02/15/28 (a)	290,000	284,557
4.20%, 03/15/28 (a)	315,000	312,370
2.25%, 01/15/29 (a)	370,000	341,162
5.05%, 03/30/29 (a)	375,000	378,915
6.10%, 06/01/29 (a)	400,000	419,056
2.80%, 04/01/31 (a)	450,000	401,494
2.30%, 02/01/32 (a)(c)	315,000	265,860
4.40%, 04/01/33 (a)	290,000	273,183
6.65%, 02/01/34 (a)	255,000	273,151
6.55%, 06/01/34 (a)	450,000	480,177
6.38%, 10/23/35 (a)	600,000	630,852
5.38%, 04/01/38 (a)	260,000	245,341
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 06/01/41 (a)	470,000	341,521
3.50%, 03/01/42 (a)	380,000	271,609
6.48%, 10/23/45 (a)	1,000,000	991,890
5.38%, 05/01/47 (a)	745,000	647,211
5.75%, 04/01/48 (a)	720,000	655,726
5.13%, 07/01/49 (a)	365,000	303,757
4.80%, 03/01/50 (a)	795,000	637,439
3.70%, 04/01/51 (a)	525,000	350,464
3.90%, 06/01/52 (a)	700,000	480,571
5.25%, 04/01/53 (a)	460,000	392,564
6.83%, 10/23/55 (a)	145,000	148,829
3.85%, 04/01/61 (a)	540,000	346,108
4.40%, 12/01/61 (a)	425,000	298,495
3.95%, 06/30/62 (a)	430,000	277,488
5.50%, 04/01/63 (a)	300,000	254,157
Comcast Corp.
2.35%, 01/15/27 (a)	450,000	437,841
3.30%, 02/01/27 (a)	380,000	374,847
3.30%, 04/01/27 (a)	315,000	310,366
5.35%, 11/15/27 (a)	200,000	205,420
3.15%, 02/15/28 (a)	520,000	506,870
3.55%, 05/01/28 (a)	292,000	287,220
4.15%, 10/15/28 (a)	1,045,000	1,043,349
4.55%, 01/15/29 (a)	330,000	333,861
5.10%, 06/01/29 (a)	200,000	206,548
2.65%, 02/01/30 (a)	525,000	487,856
3.40%, 04/01/30 (a)	500,000	480,105
4.25%, 10/15/30 (a)	425,000	423,036
1.95%, 01/15/31 (a)	475,000	416,499
1.50%, 02/15/31 (a)	505,000	431,305
5.50%, 11/15/32 (a)	310,000	325,670
4.25%, 01/15/33	550,000	532,015
4.65%, 02/15/33 (a)	300,000	298,119
7.05%, 03/15/33	210,000	239,083
4.80%, 05/15/33 (a)	300,000	299,478
5.30%, 06/01/34 (a)	350,000	358,725
4.20%, 08/15/34 (a)	340,000	321,603
5.30%, 05/15/35 (a)	200,000	203,848
5.65%, 06/15/35	250,000	261,698
4.40%, 08/15/35 (a)	230,000	218,226
6.50%, 11/15/35	210,000	233,331
3.20%, 07/15/36 (a)	175,000	146,388
6.45%, 03/15/37	150,000	164,735
6.95%, 08/15/37	150,000	170,844
3.90%, 03/01/38 (a)	375,000	325,534
4.60%, 10/15/38 (a)	300,000	278,055
3.25%, 11/01/39 (a)	405,000	317,411
3.75%, 04/01/40 (a)	350,000	290,654
4.65%, 07/15/42	150,000	133,131
4.75%, 03/01/44	150,000	132,599
4.60%, 08/15/45 (a)	250,000	215,938
3.40%, 07/15/46 (a)	400,000	284,444
4.00%, 08/15/47 (a)	286,000	221,507
3.97%, 11/01/47 (a)	608,000	468,434
4.00%, 03/01/48 (a)	355,000	274,365
4.70%, 10/15/48 (a)	550,000	472,158
4.00%, 11/01/49 (a)	450,000	342,742
3.45%, 02/01/50 (a)	550,000	379,043
2.80%, 01/15/51 (a)	540,000	324,162
2.89%, 11/01/51 (a)	1,503,000	914,591
2.45%, 08/15/52 (a)	460,000	250,925
4.05%, 11/01/52 (a)	318,000	239,343
5.35%, 05/15/53 (a)	490,000	454,686
5.65%, 06/01/54 (a)	285,000	277,311
6.05%, 05/15/55 (a)	200,000	204,346
2.94%, 11/01/56 (a)	1,718,000	1,009,840
4.95%, 10/15/58 (a)	325,000	278,428
2.65%, 08/15/62 (a)	345,000	180,608
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.99%, 11/01/63 (a)	1,150,000	647,082
5.50%, 05/15/64 (a)	390,000	363,527
Crown Castle, Inc.
1.05%, 07/15/26 (a)	250,000	240,838
4.00%, 03/01/27 (a)	185,000	183,909
2.90%, 03/15/27 (a)	180,000	175,316
3.65%, 09/01/27 (a)	320,000	314,627
5.00%, 01/11/28 (a)	265,000	267,828
3.80%, 02/15/28 (a)	300,000	294,768
4.80%, 09/01/28 (a)	25,000	25,169
4.30%, 02/15/29 (a)	165,000	163,051
5.60%, 06/01/29 (a)	200,000	206,768
4.90%, 09/01/29 (a)	175,000	176,656
3.10%, 11/15/29 (a)	185,000	174,022
3.30%, 07/01/30 (a)	250,000	234,138
2.25%, 01/15/31 (a)	350,000	304,773
2.10%, 04/01/31 (a)	300,000	257,628
2.50%, 07/15/31 (a)	260,000	226,983
5.10%, 05/01/33 (a)	230,000	229,246
5.80%, 03/01/34 (a)	200,000	207,496
5.20%, 09/01/34 (a)	200,000	198,236
2.90%, 04/01/41 (a)	350,000	250,544
4.75%, 05/15/47 (a)	100,000	85,492
5.20%, 02/15/49 (a)	125,000	111,913
4.00%, 11/15/49 (a)	140,000	104,105
4.15%, 07/01/50 (a)	155,000	118,663
3.25%, 01/15/51 (a)	255,000	166,847
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)	1,100,000	1,299,595
9.25%, 06/01/32	70,000	87,500
Discovery Communications LLC
3.95%, 03/20/28 (a)	405,000	387,304
4.13%, 05/15/29 (a)	210,000	195,186
3.63%, 05/15/30 (a)	275,000	223,025
5.20%, 09/20/47 (a)	3,000	2,004
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	235,000	204,116
2.95%, 02/15/51 (a)	250,000	156,588
Fox Corp.
4.71%, 01/25/29 (a)	560,000	565,102
3.50%, 04/08/30 (a)	200,000	191,468
6.50%, 10/13/33 (a)	350,000	378,808
5.48%, 01/25/39 (a)	415,000	406,310
5.58%, 01/25/49 (a)	425,000	399,075
Grupo Televisa SAB
8.50%, 03/11/32	150,000	167,675
5.00%, 05/13/45 (a)	355,000	255,540
6.13%, 01/31/46 (a)	250,000	206,368
5.25%, 05/24/49 (a)	200,000	143,462
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	300,000	302,925
2.40%, 03/01/31 (a)	200,000	178,304
5.40%, 10/01/48 (a)	240,000	223,217
Koninklijke KPN NV
8.38%, 10/01/30	210,000	246,401
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	810,000	802,516
4.60%, 05/15/28 (a)	500,000	509,430
4.30%, 08/15/29 (a)	150,000	151,512
4.80%, 05/15/30 (a)	300,000	309,426
4.55%, 08/15/31 (a)	300,000	304,386
3.85%, 08/15/32 (a)	910,000	875,575
4.95%, 05/15/33 (a)	500,000	512,970
4.75%, 08/15/34 (a)	695,000	698,461
4.45%, 08/15/52 (a)	700,000	591,654
5.60%, 05/15/53 (a)	695,000	695,688
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.40%, 08/15/54 (a)	1,000,000	976,610
4.65%, 08/15/62 (a)	455,000	384,211
5.75%, 05/15/63 (a)	500,000	505,685
5.55%, 08/15/64 (a)	850,000	831,852
NBCUniversal Media LLC
6.40%, 04/30/40	150,000	163,560
5.95%, 04/01/41	150,000	154,412
4.45%, 01/15/43	275,000	236,921
Netflix, Inc.
4.38%, 11/15/26	300,000	301,650
4.88%, 04/15/28	505,000	515,605
5.88%, 11/15/28	530,000	558,837
6.38%, 05/15/29	280,000	301,518
4.90%, 08/15/34 (a)	300,000	305,871
5.40%, 08/15/54 (a)	200,000	197,438
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	225,000	205,261
4.20%, 06/01/30 (a)	195,000	192,420
2.60%, 08/01/31 (a)	260,000	230,409
5.30%, 11/01/34 (a)	150,000	151,455
Orange SA
9.00%, 03/01/31	775,000	942,361
5.38%, 01/13/42	250,000	244,333
5.50%, 02/06/44 (a)	180,000	177,435
Paramount Global
2.90%, 01/15/27 (a)	135,000	131,452
3.38%, 02/15/28 (a)	130,000	125,823
3.70%, 06/01/28 (a)	155,000	150,739
4.20%, 06/01/29 (a)	134,000	130,472
7.88%, 07/30/30	245,000	271,899
4.95%, 01/15/31 (a)	310,000	301,453
4.20%, 05/19/32 (a)	275,000	251,276
5.50%, 05/15/33	125,000	120,804
6.88%, 04/30/36	310,000	317,728
5.90%, 10/15/40 (a)	75,000	68,476
4.85%, 07/01/42 (a)	145,000	114,563
4.38%, 03/15/43	435,000	320,534
5.85%, 09/01/43 (a)	375,000	326,677
5.25%, 04/01/44 (a)	120,000	95,651
4.90%, 08/15/44 (a)	180,000	139,140
4.60%, 01/15/45 (a)	175,000	129,822
4.95%, 05/19/50 (a)	305,000	233,383
Rogers Communications, Inc.
2.90%, 11/15/26 (a)	190,000	185,938
3.20%, 03/15/27 (a)	360,000	353,102
5.00%, 02/15/29 (a)	370,000	375,480
3.80%, 03/15/32 (a)	550,000	511,428
5.30%, 02/15/34 (a)	300,000	300,495
7.50%, 08/15/38	100,000	115,875
4.50%, 03/15/42 (a)	165,000	140,968
4.50%, 03/15/43 (a)	195,000	164,635
5.45%, 10/01/43 (a)	225,000	211,523
5.00%, 03/15/44 (a)	350,000	312,200
4.30%, 02/15/48 (a)	215,000	173,675
4.35%, 05/01/49 (a)	370,000	297,817
3.70%, 11/15/49 (a)	345,000	252,788
4.55%, 03/15/52 (a)	600,000	488,808
Sprint Capital Corp.
6.88%, 11/15/28	700,000	751,674
8.75%, 03/15/32	575,000	697,837
Take-Two Interactive Software, Inc.
5.40%, 06/12/29 (a)	115,000	118,540
4.00%, 04/14/32 (a)	200,000	189,800
5.60%, 06/12/34 (a)	100,000	103,765
TCI Communications, Inc.
7.13%, 02/15/28	120,000	128,681
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Telefonica Emisiones SA
4.10%, 03/08/27	350,000	348,351
7.05%, 06/20/36	550,000	611,594
5.21%, 03/08/47	785,000	694,976
4.90%, 03/06/48	400,000	336,904
5.52%, 03/01/49 (a)	450,000	411,457
Telefonica Europe BV
8.25%, 09/15/30	400,000	462,860
TELUS Corp.
2.80%, 02/16/27 (a)	190,000	185,351
3.70%, 09/15/27 (a)	160,000	157,790
3.40%, 05/13/32 (a)	270,000	246,218
4.60%, 11/16/48 (a)	225,000	188,330
4.30%, 06/15/49 (a)	160,000	125,133
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	315,000	366,764
Time Warner Cable LLC
6.55%, 05/01/37	415,000	429,280
7.30%, 07/01/38	435,000	474,463
6.75%, 06/15/39	440,000	456,918
5.88%, 11/15/40 (a)	360,000	345,805
5.50%, 09/01/41 (a)	325,000	295,857
4.50%, 09/15/42 (a)	300,000	239,340
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)	1,200,000	1,188,324
5.38%, 04/15/27 (a)	230,000	230,228
4.75%, 02/01/28 (a)	500,000	500,795
2.05%, 02/15/28 (a)	600,000	567,372
4.95%, 03/15/28 (a)	300,000	305,190
4.80%, 07/15/28 (a)	275,000	278,814
4.85%, 01/15/29 (a)	300,000	304,608
2.63%, 02/15/29 (a)	360,000	338,177
2.40%, 03/15/29 (a)	200,000	186,152
3.38%, 04/15/29 (a)	755,000	727,503
3.88%, 04/15/30 (a)	1,870,000	1,816,144
2.55%, 02/15/31 (a)	800,000	717,400
2.88%, 02/15/31 (a)	375,000	341,610
3.50%, 04/15/31 (a)	775,000	728,461
2.25%, 11/15/31 (a)	350,000	303,772
2.70%, 03/15/32 (a)	300,000	264,576
5.13%, 05/15/32 (a)	350,000	356,814
5.20%, 01/15/33 (a)	275,000	279,747
5.05%, 07/15/33 (a)	415,000	417,760
5.75%, 01/15/34 (a)	325,000	340,590
5.15%, 04/15/34 (a)	300,000	303,996
4.70%, 01/15/35 (a)	200,000	193,942
5.30%, 05/15/35 (a)	275,000	278,630
4.38%, 04/15/40 (a)	575,000	509,645
3.00%, 02/15/41 (a)	650,000	475,605
4.50%, 04/15/50 (a)	905,000	748,761
3.30%, 02/15/51 (a)	880,000	583,801
3.40%, 10/15/52 (a)	840,000	561,910
5.65%, 01/15/53 (a)	565,000	546,971
5.75%, 01/15/54 (a)	475,000	466,212
6.00%, 06/15/54 (a)	320,000	325,875
5.50%, 01/15/55 (a)	200,000	189,774
5.25%, 06/15/55 (a)	110,000	100,510
5.88%, 11/15/55 (a)	350,000	351,116
3.60%, 11/15/60 (a)	545,000	363,569
5.80%, 09/15/62 (a)	285,000	280,004
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	315,000	307,377
2.95%, 06/15/27	295,000	289,982
7.00%, 03/01/32	180,000	205,686
4.38%, 08/16/41	150,000	132,096
4.13%, 12/01/41	95,000	81,084
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 06/01/44	280,000	233,691
3.00%, 07/30/46	190,000	128,841
Verizon Communications, Inc.
2.10%, 03/22/28 (a)	720,000	682,373
4.33%, 09/21/28	974,000	978,383
3.88%, 02/08/29 (a)	265,000	261,762
4.02%, 12/03/29 (a)	1,132,000	1,117,250
3.15%, 03/22/30 (a)	425,000	402,568
1.50%, 09/18/30 (a)	395,000	341,308
1.68%, 10/30/30 (a)	373,000	323,081
1.75%, 01/20/31 (a)	600,000	518,220
2.55%, 03/21/31 (a)	1,100,000	987,118
2.36%, 03/15/32 (a)	1,290,000	1,112,560
5.05%, 05/09/33 (a)	350,000	355,040
4.50%, 08/10/33	610,000	593,243
6.40%, 09/15/33	205,000	224,938
4.40%, 11/01/34 (a)	625,000	593,662
4.78%, 02/15/35 (a)	622,000	606,711
5.25%, 04/02/35 (a)	650,000	655,694
4.27%, 01/15/36	450,000	416,335
5.25%, 03/16/37	440,000	438,772
5.40%, 07/02/37 (a)(d)	1,296,000	1,304,424
4.81%, 03/15/39	400,000	375,804
2.65%, 11/20/40 (a)	905,000	638,749
3.40%, 03/22/41 (a)	1,090,000	841,938
2.85%, 09/03/41 (a)	175,000	123,851
4.75%, 11/01/41	190,000	171,238
3.85%, 11/01/42 (a)	206,000	164,588
6.55%, 09/15/43	210,000	230,599
4.13%, 08/15/46	240,000	193,164
4.86%, 08/21/46	675,000	603,220
5.50%, 03/16/47	295,000	287,537
4.52%, 09/15/48	465,000	393,850
4.00%, 03/22/50 (a)	380,000	290,141
2.88%, 11/20/50 (a)	870,000	542,880
3.55%, 03/22/51 (a)	125,000	89,540
3.88%, 03/01/52 (a)	200,000	148,904
5.50%, 02/23/54 (a)	310,000	299,937
5.01%, 08/21/54	225,000	200,471
4.67%, 03/15/55	400,000	338,012
2.99%, 10/30/56 (a)	1,095,000	659,836
3.00%, 11/20/60 (a)	625,000	368,762
3.70%, 03/22/61 (a)	1,010,000	697,637
Vodafone Group PLC
7.88%, 02/15/30	135,000	154,441
6.25%, 11/30/32	145,000	157,276
6.15%, 02/27/37	405,000	433,795
5.00%, 05/30/38	200,000	193,578
4.38%, 02/19/43	245,000	210,462
5.25%, 05/30/48	425,000	389,840
4.88%, 06/19/49	500,000	430,630
4.25%, 09/17/50	475,000	370,533
5.63%, 02/10/53 (a)	200,000	189,156
5.75%, 06/28/54 (a)	525,000	504,714
5.13%, 06/19/59	145,000	127,638
5.75%, 02/10/63 (a)	145,000	136,209
5.88%, 06/28/64 (a)	300,000	288,069
Walt Disney Co.
3.38%, 11/15/26 (a)	200,000	198,274
3.70%, 03/23/27	145,000	144,842
2.20%, 01/13/28	300,000	287,709
2.00%, 09/01/29 (a)	625,000	574,087
3.80%, 03/22/30	375,000	369,394
2.65%, 01/13/31	650,000	599,644
6.55%, 03/15/33	130,000	146,856
6.20%, 12/15/34	200,000	223,534
6.40%, 12/15/35	275,000	309,815
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.15%, 03/01/37	105,000	114,755
6.65%, 11/15/37	350,000	401,033
4.63%, 03/23/40 (a)	250,000	238,483
3.50%, 05/13/40 (a)	525,000	431,440
6.15%, 02/15/41	175,000	186,970
5.40%, 10/01/43	110,000	109,539
4.75%, 09/15/44 (a)	185,000	167,610
4.95%, 10/15/45 (a)	135,000	124,570
7.75%, 12/01/45	125,000	157,915
4.75%, 11/15/46 (a)	125,000	112,666
2.75%, 09/01/49 (a)	635,000	399,872
4.70%, 03/23/50 (a)	500,000	447,160
3.60%, 01/13/51 (a)	805,000	594,959
3.80%, 05/13/60 (a)	475,000	347,524
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (a)	388,000	372,554
4.05%, 03/15/29 (a)	425,000	396,083
4.28%, 03/15/32 (a)	784,000	662,221
5.05%, 03/15/42 (a)	1,325,000	782,995
5.14%, 03/15/52 (a)	280,000	196,700
Weibo Corp.
3.38%, 07/08/30 (a)	275,000	256,108
		152,965,685
Consumer Cyclical 1.6%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	755,000	741,463
4.88%, 05/26/30 (a)(d)	305,000	311,631
2.13%, 02/09/31 (a)(c)	460,000	406,865
4.50%, 11/28/34 (a)	270,000	260,080
5.25%, 05/26/35 (a)(d)	350,000	354,140
4.00%, 12/06/37 (a)	305,000	269,504
2.70%, 02/09/41 (a)	295,000	205,529
4.20%, 12/06/47 (a)	525,000	421,365
3.15%, 02/09/51 (a)	435,000	283,020
4.40%, 12/06/57 (a)	175,000	139,580
3.25%, 02/09/61 (a)	310,000	191,986
Amazon.com, Inc.
3.30%, 04/13/27 (a)	610,000	603,381
1.20%, 06/03/27 (a)	300,000	284,904
3.15%, 08/22/27 (a)	995,000	978,931
4.55%, 12/01/27 (a)	500,000	506,920
1.65%, 05/12/28 (a)	700,000	657,566
3.45%, 04/13/29 (a)	455,000	446,637
4.65%, 12/01/29 (a)	400,000	409,452
1.50%, 06/03/30 (a)	670,000	592,930
2.10%, 05/12/31 (a)	845,000	750,842
3.60%, 04/13/32 (a)	725,000	694,122
4.70%, 12/01/32 (a)	660,000	672,355
4.80%, 12/05/34 (a)	95,000	96,995
3.88%, 08/22/37 (a)	805,000	728,453
2.88%, 05/12/41 (a)	600,000	448,326
4.95%, 12/05/44 (a)	350,000	339,374
4.05%, 08/22/47 (a)	1,025,000	848,608
2.50%, 06/03/50 (a)	800,000	481,672
3.10%, 05/12/51 (a)	915,000	617,790
3.95%, 04/13/52 (a)	700,000	553,490
4.25%, 08/22/57 (a)	665,000	545,353
2.70%, 06/03/60 (a)	600,000	344,976
3.25%, 05/12/61 (a)	550,000	358,594
4.10%, 04/13/62 (a)	365,000	285,751
American Honda Finance Corp.
5.25%, 07/07/26	365,000	368,128
1.30%, 09/09/26	450,000	434,160
2.30%, 09/09/26	325,000	317,385
2.35%, 01/08/27	200,000	194,214
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 03/12/27	210,000	211,974
4.90%, 07/09/27	205,000	207,556
4.45%, 10/22/27	200,000	200,704
3.50%, 02/15/28	200,000	196,164
2.00%, 03/24/28	310,000	291,422
5.13%, 07/07/28	300,000	306,423
5.65%, 11/15/28	295,000	306,570
2.25%, 01/12/29	350,000	324,768
4.90%, 03/13/29	200,000	203,188
4.40%, 09/05/29	200,000	199,294
4.60%, 04/17/30	235,000	235,275
5.85%, 10/04/30	50,000	52,907
1.80%, 01/13/31	200,000	171,880
5.05%, 07/10/31	220,000	223,159
4.90%, 01/10/34	250,000	247,488
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29 (a)	105,000	103,617
3.25%, 03/01/32 (a)	295,000	264,249
5.15%, 09/13/34 (a)	200,000	193,276
4.40%, 10/01/46 (a)	65,000	49,552
5.40%, 03/15/49 (a)	80,000	68,766
3.10%, 12/01/51 (a)	470,000	283,264
4.15%, 05/01/52 (a)	300,000	215,229
5.75%, 09/13/54 (a)	200,000	179,736
AutoNation, Inc.
3.80%, 11/15/27 (a)	210,000	206,898
1.95%, 08/01/28 (a)	65,000	60,318
4.75%, 06/01/30 (a)	280,000	278,804
2.40%, 08/01/31 (a)	150,000	129,087
3.85%, 03/01/32 (a)	165,000	152,005
AutoZone, Inc.
5.05%, 07/15/26	225,000	226,676
3.75%, 06/01/27 (a)	200,000	198,176
6.25%, 11/01/28 (a)	235,000	249,222
3.75%, 04/18/29 (a)	200,000	195,764
5.10%, 07/15/29 (a)	150,000	153,966
4.00%, 04/15/30 (a)	280,000	274,296
1.65%, 01/15/31 (a)	150,000	128,594
4.75%, 08/01/32 (a)	225,000	224,251
4.75%, 02/01/33 (a)	220,000	218,044
6.55%, 11/01/33 (a)	200,000	220,866
5.40%, 07/15/34 (a)	150,000	153,644
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	150,000	150,489
1.95%, 10/01/30 (a)	200,000	175,338
Block Financial LLC
2.50%, 07/15/28 (a)	200,000	188,594
3.88%, 08/15/30 (a)	200,000	190,310
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	195,000	192,026
4.63%, 04/13/30 (a)	500,000	506,375
BorgWarner, Inc.
2.65%, 07/01/27 (a)	325,000	314,421
4.95%, 08/15/29 (a)	150,000	152,213
5.40%, 08/15/34 (a)	170,000	172,271
4.38%, 03/15/45 (a)	150,000	124,107
California Endowment
2.50%, 04/01/51 (a)	200,000	116,866
CBRE Services, Inc.
2.50%, 04/01/31 (a)	400,000	353,788
5.95%, 08/15/34 (a)	300,000	316,395
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	185,000	176,068
3.70%, 01/15/31 (a)	220,000	204,224
5.85%, 08/01/34 (a)	125,000	126,251
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	525,000	517,267
1.60%, 04/20/30 (a)	400,000	357,060
1.75%, 04/20/32 (a)	450,000	385,249
Cummins, Inc.
4.90%, 02/20/29 (a)	170,000	174,046
1.50%, 09/01/30 (a)	250,000	218,250
4.70%, 02/15/31 (a)	200,000	201,776
5.15%, 02/20/34 (a)	200,000	204,182
5.30%, 05/09/35 (a)	200,000	203,240
4.88%, 10/01/43 (a)	165,000	154,417
2.60%, 09/01/50 (a)	245,000	146,218
5.45%, 02/20/54 (a)	285,000	276,627
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	165,000	163,711
4.55%, 10/15/29 (a)	250,000	249,630
6.30%, 10/10/33 (a)	100,000	107,248
4.55%, 02/15/48 (a)	120,000	98,329
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	215,000	193,027
4.10%, 01/15/52 (a)	205,000	146,626
Dollar General Corp.
3.88%, 04/15/27 (a)	190,000	188,453
4.63%, 11/01/27 (a)	200,000	201,432
4.13%, 05/01/28 (a)	150,000	149,052
5.20%, 07/05/28 (a)	45,000	45,937
3.50%, 04/03/30 (a)	300,000	284,937
5.00%, 11/01/32 (a)	230,000	230,955
5.45%, 07/05/33 (a)(c)	300,000	307,404
4.13%, 04/03/50 (a)	195,000	147,204
5.50%, 11/01/52 (a)	100,000	92,713
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	325,000	322,156
2.65%, 12/01/31 (a)	260,000	229,551
3.38%, 12/01/51 (a)	165,000	104,924
DR Horton, Inc.
1.40%, 10/15/27 (a)	225,000	211,676
4.85%, 10/15/30 (a)	150,000	151,491
5.00%, 10/15/34 (a)	200,000	198,126
5.50%, 10/15/35 (a)	200,000	203,872
eBay, Inc.
3.60%, 06/05/27 (a)	300,000	296,844
2.70%, 03/11/30 (a)	200,000	185,510
2.60%, 05/10/31 (a)	250,000	224,565
6.30%, 11/22/32 (a)	205,000	224,077
4.00%, 07/15/42 (a)	300,000	243,663
3.65%, 05/10/51 (a)	260,000	188,638
Expedia Group, Inc.
4.63%, 08/01/27 (a)	225,000	226,017
3.80%, 02/15/28 (a)	280,000	275,901
3.25%, 02/15/30 (a)	400,000	377,884
2.95%, 03/15/31 (a)	250,000	227,910
Ford Foundation
2.42%, 06/01/50 (a)	155,000	91,157
2.82%, 06/01/70 (a)	225,000	125,678
Ford Motor Co.
4.35%, 12/08/26 (a)	400,000	397,660
6.63%, 10/01/28	200,000	210,268
9.63%, 04/22/30 (a)	200,000	230,346
7.45%, 07/16/31	265,000	287,363
3.25%, 02/12/32 (a)	680,000	573,811
6.10%, 08/19/32 (a)	505,000	504,970
4.75%, 01/15/43	655,000	504,455
7.40%, 11/01/46	240,000	246,974
5.29%, 12/08/46 (a)	475,000	383,805
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ford Motor Credit Co. LLC
4.54%, 08/01/26 (a)	300,000	297,981
2.70%, 08/10/26 (a)	400,000	389,652
5.13%, 11/05/26	350,000	349,412
4.27%, 01/09/27 (a)	250,000	245,910
5.80%, 03/05/27 (a)	400,000	403,172
5.85%, 05/17/27 (a)	450,000	453,649
4.95%, 05/28/27 (a)	450,000	447,286
4.13%, 08/17/27 (a)	440,000	430,153
3.82%, 11/02/27 (a)	325,000	313,856
7.35%, 11/04/27 (a)	505,000	524,675
2.90%, 02/16/28 (a)	250,000	234,585
5.92%, 03/20/28 (a)	240,000	242,450
6.80%, 05/12/28 (a)	470,000	485,942
6.80%, 11/07/28 (a)	450,000	466,497
2.90%, 02/10/29 (a)	225,000	204,667
5.80%, 03/08/29 (a)	400,000	401,000
5.11%, 05/03/29 (a)	585,000	572,487
5.30%, 09/06/29 (a)	260,000	255,460
5.88%, 11/07/29 (a)	300,000	301,209
7.35%, 03/06/30 (a)	300,000	316,803
7.20%, 06/10/30 (a)	350,000	368,483
4.00%, 11/13/30 (a)	585,000	534,128
6.05%, 03/05/31 (a)	290,000	289,666
6.05%, 11/05/31 (a)	200,000	199,052
7.12%, 11/07/33 (a)	340,000	353,025
6.13%, 03/08/34 (a)	385,000	375,190
6.50%, 02/07/35 (a)	360,000	359,896
General Motors Co.
4.20%, 10/01/27 (a)	295,000	292,183
6.80%, 10/01/27 (a)	300,000	312,603
5.35%, 04/15/28 (a)	200,000	203,110
5.00%, 10/01/28 (a)	300,000	302,979
5.40%, 10/15/29 (a)	375,000	382,909
5.63%, 04/15/30 (a)	200,000	204,554
5.60%, 10/15/32 (a)	375,000	381,270
5.00%, 04/01/35	300,000	283,476
6.60%, 04/01/36 (a)	435,000	460,308
5.15%, 04/01/38 (a)	375,000	349,031
6.25%, 10/02/43	530,000	520,333
5.20%, 04/01/45	355,000	305,083
6.75%, 04/01/46 (a)	225,000	230,812
5.40%, 04/01/48 (a)	215,000	187,282
5.95%, 04/01/49 (a)	270,000	252,480
General Motors Financial Co., Inc.
4.00%, 10/06/26 (a)	300,000	297,975
4.35%, 01/17/27 (a)	455,000	452,425
2.35%, 02/26/27 (a)	265,000	255,558
5.00%, 04/09/27 (a)	400,000	402,536
5.40%, 05/08/27	300,000	304,464
5.35%, 07/15/27	300,000	304,554
2.70%, 08/20/27 (a)	300,000	288,258
3.85%, 01/05/28 (a)	200,000	195,876
6.00%, 01/09/28 (a)	300,000	309,258
5.05%, 04/04/28	350,000	352,768
2.40%, 04/10/28 (a)	325,000	305,838
5.80%, 06/23/28 (a)	270,000	278,211
2.40%, 10/15/28 (a)	395,000	367,630
5.80%, 01/07/29 (a)	500,000	515,330
5.65%, 01/17/29 (a)	150,000	153,347
4.30%, 04/06/29 (a)	350,000	342,552
5.55%, 07/15/29 (a)	140,000	143,035
4.90%, 10/06/29 (a)	200,000	199,792
5.35%, 01/07/30 (a)	350,000	354,210
5.85%, 04/06/30 (a)	250,000	258,563
3.60%, 06/21/30 (a)	410,000	383,961
5.45%, 07/15/30 (a)	250,000	253,688
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.35%, 01/08/31 (a)	325,000	281,782
5.75%, 02/08/31 (a)	200,000	205,604
2.70%, 06/10/31 (a)	385,000	337,025
5.60%, 06/18/31 (a)	250,000	255,105
3.10%, 01/12/32 (a)	475,000	417,587
6.40%, 01/09/33 (a)	125,000	131,611
6.10%, 01/07/34 (a)	500,000	515,075
5.95%, 04/04/34 (a)	300,000	304,494
5.45%, 09/06/34 (a)	225,000	220,307
5.90%, 01/07/35 (a)	300,000	301,719
Genuine Parts Co.
4.95%, 08/15/29 (a)	325,000	330,268
1.88%, 11/01/30 (a)	230,000	199,127
2.75%, 02/01/32 (a)	295,000	257,603
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	275,000	282,079
5.30%, 01/15/29 (a)	260,000	263,013
4.00%, 01/15/30 (a)	200,000	192,378
4.00%, 01/15/31 (a)	200,000	188,886
3.25%, 01/15/32 (a)	235,000	207,479
6.75%, 12/01/33 (a)	240,000	256,937
6.25%, 09/15/54 (a)	50,000	48,873
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	125,000	100,998
Home Depot, Inc.
2.13%, 09/15/26 (a)	330,000	322,456
4.95%, 09/30/26 (a)	225,000	227,234
2.50%, 04/15/27 (a)	240,000	233,635
2.88%, 04/15/27 (a)	245,000	240,291
4.88%, 06/25/27 (a)	250,000	254,108
2.80%, 09/14/27 (a)	150,000	146,243
0.90%, 03/15/28 (a)	215,000	198,372
1.50%, 09/15/28 (a)	325,000	300,732
3.90%, 12/06/28 (a)	300,000	299,181
4.90%, 04/15/29 (a)	250,000	256,840
2.95%, 06/15/29 (a)	590,000	564,978
4.75%, 06/25/29 (a)	300,000	306,387
2.70%, 04/15/30 (a)	450,000	420,475
1.38%, 03/15/31 (a)	425,000	360,961
4.85%, 06/25/31 (a)	275,000	282,277
1.88%, 09/15/31 (a)	340,000	293,389
3.25%, 04/15/32 (a)	400,000	370,764
4.50%, 09/15/32 (a)	300,000	301,599
4.95%, 06/25/34 (a)	450,000	455,467
5.88%, 12/16/36	900,000	965,997
3.30%, 04/15/40 (a)	435,000	347,817
5.40%, 09/15/40 (a)	206,000	209,201
5.95%, 04/01/41 (a)	250,000	264,163
4.20%, 04/01/43 (a)	250,000	213,433
4.88%, 02/15/44 (a)	225,000	208,114
4.40%, 03/15/45 (a)	325,000	280,290
4.25%, 04/01/46 (a)	425,000	356,630
3.90%, 06/15/47 (a)	360,000	283,903
4.50%, 12/06/48 (a)	365,000	313,597
3.13%, 12/15/49 (a)	450,000	303,439
3.35%, 04/15/50 (a)	430,000	301,980
2.38%, 03/15/51 (a)	475,000	268,755
2.75%, 09/15/51 (a)	290,000	178,008
3.63%, 04/15/52 (a)	475,000	346,251
4.95%, 09/15/52 (a)	300,000	272,838
5.30%, 06/25/54 (a)	435,000	417,865
3.50%, 09/15/56 (a)	352,000	245,376
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	200,000	194,224
2.97%, 03/10/32 (a)	255,000	228,712
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hyatt Hotels Corp.
5.75%, 01/30/27 (a)	225,000	229,687
5.05%, 03/30/28 (a)	50,000	50,550
4.38%, 09/15/28 (a)	205,000	204,383
5.25%, 06/30/29 (a)	175,000	178,168
5.75%, 04/23/30 (a)(e)	160,000	165,574
5.75%, 03/30/32 (a)	150,000	154,107
5.50%, 06/30/34 (a)	100,000	100,203
JD.com, Inc.
3.38%, 01/14/30 (a)(c)	250,000	239,510
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	350,000	345,303
5.90%, 06/01/27 (a)	390,000	398,545
3.90%, 08/08/29 (a)	315,000	300,069
6.00%, 08/15/29 (a)	190,000	195,400
6.20%, 08/15/34 (a)	190,000	194,315
Lear Corp.
3.80%, 09/15/27 (a)	150,000	147,857
4.25%, 05/15/29 (a)	185,000	181,853
3.50%, 05/30/30 (a)	90,000	85,011
2.60%, 01/15/32 (a)	135,000	116,717
5.25%, 05/15/49 (a)	200,000	172,392
3.55%, 01/15/52 (a)	100,000	64,135
Lennar Corp.
5.00%, 06/15/27 (a)	125,000	125,946
4.75%, 11/29/27 (a)	250,000	251,833
LKQ Corp.
5.75%, 06/15/28 (a)	290,000	298,946
6.25%, 06/15/33 (a)	200,000	211,354
Lowe's Cos., Inc.
3.10%, 05/03/27 (a)	510,000	500,244
1.30%, 04/15/28 (a)	350,000	324,065
1.70%, 09/15/28 (a)	200,000	185,070
6.50%, 03/15/29	166,000	178,108
3.65%, 04/05/29 (a)	547,000	534,474
4.50%, 04/15/30 (a)	415,000	418,183
1.70%, 10/15/30 (a)	345,000	300,598
2.63%, 04/01/31 (a)	525,000	473,681
3.75%, 04/01/32 (a)	545,000	514,387
5.00%, 04/15/33 (a)	425,000	429,683
5.15%, 07/01/33 (a)	25,000	25,529
5.50%, 10/15/35	5,000	5,179
5.00%, 04/15/40 (a)	200,000	189,250
2.80%, 09/15/41 (a)	25,000	17,493
4.65%, 04/15/42 (a)	200,000	176,432
4.38%, 09/15/45 (a)	150,000	123,792
3.70%, 04/15/46 (a)	475,000	354,264
4.05%, 05/03/47 (a)	450,000	350,770
4.55%, 04/05/49 (a)	180,000	148,522
5.13%, 04/15/50 (a)	100,000	89,446
3.00%, 10/15/50 (a)	520,000	325,385
3.50%, 04/01/51 (a)	175,000	120,029
4.25%, 04/01/52 (a)	405,000	317,241
5.63%, 04/15/53 (a)	425,000	409,832
5.75%, 07/01/53 (a)	145,000	141,954
4.45%, 04/01/62 (a)	405,000	314,916
5.80%, 09/15/62 (a)	300,000	290,625
5.85%, 04/01/63 (a)	150,000	146,550
Magna International, Inc.
2.45%, 06/15/30 (a)	125,000	113,325
5.50%, 03/21/33 (a)	330,000	338,656
Marriott International, Inc.
5.45%, 09/15/26 (a)	50,000	50,584
5.00%, 10/15/27 (a)	250,000	254,190
4.65%, 12/01/28 (a)	175,000	176,358
4.90%, 04/15/29 (a)	200,000	203,628
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 05/15/29 (a)	150,000	152,264
4.80%, 03/15/30 (a)	150,000	151,602
4.63%, 06/15/30 (a)	500,000	501,790
2.85%, 04/15/31 (a)	325,000	295,288
3.50%, 10/15/32 (a)	485,000	441,335
5.30%, 05/15/34 (a)	300,000	303,963
5.35%, 03/15/35 (a)	300,000	302,709
5.50%, 04/15/37 (a)	500,000	500,525
McDonald's Corp.
3.50%, 03/01/27 (a)	250,000	247,283
3.50%, 07/01/27 (a)	250,000	247,025
3.80%, 04/01/28 (a)	350,000	347,231
4.80%, 08/14/28 (a)	150,000	152,867
5.00%, 05/17/29 (a)	150,000	154,203
2.63%, 09/01/29 (a)	300,000	282,066
2.13%, 03/01/30 (a)	305,000	277,068
4.60%, 05/15/30 (a)	150,000	151,688
3.60%, 07/01/30 (a)	350,000	338,814
4.60%, 09/09/32 (a)	290,000	290,592
4.95%, 08/14/33 (a)	130,000	132,527
4.95%, 03/03/35 (a)	265,000	265,106
4.70%, 12/09/35 (a)	225,000	219,832
6.30%, 10/15/37	280,000	306,925
6.30%, 03/01/38	270,000	295,626
5.70%, 02/01/39	138,000	143,341
4.88%, 07/15/40	90,000	85,069
3.70%, 02/15/42	150,000	119,103
3.63%, 05/01/43	215,000	166,128
4.60%, 05/26/45 (a)	125,000	108,645
4.88%, 12/09/45 (a)	570,000	515,155
4.45%, 03/01/47 (a)	140,000	118,455
4.45%, 09/01/48 (a)	255,000	213,874
3.63%, 09/01/49 (a)	545,000	396,253
4.20%, 04/01/50 (a)	165,000	131,421
5.15%, 09/09/52 (a)	250,000	229,628
5.45%, 08/14/53 (a)	155,000	149,296
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	70,000	66,936
2.50%, 01/15/31 (a)	150,000	131,723
6.00%, 01/15/43 (a)	150,000	135,672
3.97%, 08/06/61 (a)	175,000	123,433
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	450,000	535,297
Meritage Homes Corp.
5.13%, 06/06/27 (a)	140,000	141,642
Nature Conservancy
3.96%, 03/01/52 (a)	125,000	97,353
NIKE, Inc.
2.38%, 11/01/26 (a)	310,000	303,490
2.75%, 03/27/27 (a)	260,000	254,475
2.85%, 03/27/30 (a)	500,000	471,390
3.25%, 03/27/40 (a)	300,000	239,643
3.63%, 05/01/43 (a)	115,000	91,555
3.88%, 11/01/45 (a)	255,000	203,852
3.38%, 11/01/46 (a)	245,000	177,610
3.38%, 03/27/50 (a)	450,000	319,383
NVR, Inc.
3.00%, 05/15/30 (a)	250,000	232,938
O'Reilly Automotive, Inc.
5.75%, 11/20/26 (a)	200,000	203,664
3.60%, 09/01/27 (a)	250,000	246,768
4.35%, 06/01/28 (a)	209,000	209,723
3.90%, 06/01/29 (a)	260,000	255,606
1.75%, 03/15/31 (a)	250,000	215,113
5.00%, 08/19/34 (a)	270,000	268,542
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PACCAR Financial Corp.
5.20%, 11/09/26	250,000	253,895
4.50%, 11/25/26	200,000	201,462
2.00%, 02/04/27	50,000	48,481
5.00%, 05/13/27	150,000	152,634
4.25%, 06/23/27	120,000	120,660
4.45%, 08/06/27	275,000	278,075
4.60%, 01/10/28	200,000	202,784
4.60%, 01/31/29	200,000	202,992
5.00%, 03/22/34	170,000	173,176
PulteGroup, Inc.
5.00%, 01/15/27 (a)	135,000	136,040
7.88%, 06/15/32	110,000	127,801
6.38%, 05/15/33	140,000	150,324
6.00%, 02/15/35	125,000	130,989
PVH Corp.
5.50%, 06/13/30 (a)	150,000	151,103
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	200,000	187,020
5.00%, 06/15/32 (a)	150,000	152,417
Rockefeller Foundation
2.49%, 10/01/50 (a)	325,000	193,651
Rollins, Inc.
5.25%, 02/24/35 (a)	310,000	311,348
Ross Stores, Inc.
1.88%, 04/15/31 (a)	250,000	214,510
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	245,000	258,963
Sands China Ltd.
2.30%, 03/08/27 (a)(e)	140,000	134,424
5.40%, 08/08/28 (a)(e)	440,000	443,630
2.85%, 03/08/29 (a)(e)	270,000	248,154
4.38%, 06/18/30 (a)(e)	200,000	191,370
3.25%, 08/08/31 (a)(e)	295,000	260,411
Starbucks Corp.
4.85%, 02/08/27 (a)	250,000	252,338
2.00%, 03/12/27 (a)	250,000	240,805
3.50%, 03/01/28 (a)	150,000	147,372
4.50%, 05/15/28 (a)	200,000	201,038
4.00%, 11/15/28 (a)	250,000	248,298
3.55%, 08/15/29 (a)	305,000	296,887
2.25%, 03/12/30 (a)	220,000	199,652
4.80%, 05/15/30 (a)	100,000	101,274
2.55%, 11/15/30 (a)	375,000	340,110
4.90%, 02/15/31 (a)	100,000	102,178
3.00%, 02/14/32 (a)	300,000	271,557
4.80%, 02/15/33 (a)	190,000	190,466
5.00%, 02/15/34 (a)	150,000	151,080
5.40%, 05/15/35 (a)	100,000	101,958
4.30%, 06/15/45 (a)	160,000	130,362
3.75%, 12/01/47 (a)	185,000	136,870
4.50%, 11/15/48 (a)	285,000	237,282
4.45%, 08/15/49 (a)	305,000	250,780
3.35%, 03/12/50 (a)	130,000	87,936
3.50%, 11/15/50 (a)	300,000	209,217
Tapestry, Inc.
4.13%, 07/15/27 (a)	195,000	193,754
3.05%, 03/15/32 (a)	295,000	263,435
5.50%, 03/11/35 (a)	250,000	251,115
Target Corp.
1.95%, 01/15/27 (a)	300,000	290,748
4.35%, 06/15/28 (a)	150,000	150,956
3.38%, 04/15/29 (a)	345,000	335,878
2.35%, 02/15/30 (a)	310,000	286,173
2.65%, 09/15/30 (a)	195,000	180,365
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 09/15/32 (a)	375,000	373,290
6.35%, 11/01/32	100,000	111,386
4.40%, 01/15/33 (a)	150,000	147,945
5.25%, 02/15/36 (a)	140,000	141,364
6.50%, 10/15/37	165,000	185,242
7.00%, 01/15/38	100,000	116,193
4.00%, 07/01/42	390,000	328,466
3.63%, 04/15/46	200,000	151,624
3.90%, 11/15/47 (a)	200,000	155,166
2.95%, 01/15/52 (a)	300,000	190,317
4.80%, 01/15/53 (a)(c)	335,000	297,215
TJX Cos., Inc.
2.25%, 09/15/26 (a)	400,000	391,860
1.15%, 05/15/28 (a)	100,000	92,469
3.88%, 04/15/30 (a)	250,000	246,860
4.50%, 04/15/50 (a)	135,000	118,026
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	250,000	250,835
3.80%, 11/01/29 (a)	100,000	97,085
5.60%, 06/15/35 (a)	140,000	141,217
Toyota Motor Corp.
3.67%, 07/20/28	250,000	248,080
2.76%, 07/02/29	220,000	208,523
5.12%, 07/13/33 (a)	340,000	350,142
Toyota Motor Credit Corp.
4.55%, 08/07/26	200,000	200,758
5.00%, 08/14/26	75,000	75,654
5.40%, 11/20/26	300,000	304,887
3.20%, 01/11/27	450,000	443,988
5.00%, 03/19/27	275,000	279,078
3.05%, 03/22/27	550,000	540,276
1.15%, 08/13/27	425,000	399,751
4.55%, 09/20/27	440,000	444,699
4.35%, 10/08/27	320,000	321,469
5.45%, 11/10/27	125,000	128,696
3.05%, 01/11/28	250,000	243,493
4.63%, 01/12/28	325,000	329,066
1.90%, 04/06/28	195,000	183,914
5.25%, 09/11/28	250,000	258,143
4.65%, 01/05/29	265,000	268,376
3.65%, 01/08/29	200,000	196,300
5.05%, 05/16/29	250,000	257,000
4.45%, 06/29/29	200,000	201,488
4.55%, 08/09/29	250,000	252,300
2.15%, 02/13/30	250,000	227,300
3.38%, 04/01/30	400,000	382,692
4.80%, 05/15/30	200,000	203,280
5.55%, 11/20/30	300,000	315,987
1.65%, 01/10/31	315,000	272,062
5.10%, 03/21/31	255,000	262,224
1.90%, 09/12/31	175,000	150,330
4.60%, 10/10/31	200,000	200,500
4.70%, 01/12/33	250,000	251,125
4.80%, 01/05/34	225,000	224,996
5.35%, 01/09/35	200,000	205,474
Tractor Supply Co.
1.75%, 11/01/30 (a)	200,000	173,524
5.25%, 05/15/33 (a)	200,000	204,168
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	350,000	348,845
4.80%, 09/15/34 (a)	450,000	443,331
5.35%, 09/15/54 (a)	250,000	234,040
UL Solutions, Inc.
6.50%, 10/20/28 (a)(d)	90,000	94,874
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VICI Properties LP
4.75%, 02/15/28 (a)	560,000	563,472
4.95%, 02/15/30 (a)	300,000	301,893
5.13%, 11/15/31 (a)	200,000	200,400
5.13%, 05/15/32 (a)	430,000	428,671
5.63%, 04/01/35 (a)	250,000	252,363
5.63%, 05/15/52 (a)	250,000	230,798
6.13%, 04/01/54 (a)	150,000	148,332
Walmart, Inc.
3.05%, 07/08/26 (a)	215,000	212,876
1.05%, 09/17/26 (a)	175,000	169,220
5.88%, 04/05/27	100,000	103,724
3.95%, 09/09/27 (a)	100,000	100,110
3.90%, 04/15/28 (a)	200,000	200,402
3.70%, 06/26/28 (a)	550,000	548,245
1.50%, 09/22/28 (a)	235,000	217,974
3.25%, 07/08/29 (a)	350,000	341,260
2.38%, 09/24/29 (a)	235,000	220,519
7.55%, 02/15/30	250,000	286,957
4.00%, 04/15/30 (a)	85,000	85,142
1.80%, 09/22/31 (a)	690,000	601,756
4.15%, 09/09/32 (a)	530,000	523,969
4.10%, 04/15/33 (a)	410,000	400,980
4.90%, 04/28/35 (a)	420,000	425,548
5.25%, 09/01/35	465,000	488,664
6.50%, 08/15/37	285,000	327,784
6.20%, 04/15/38	400,000	450,212
3.95%, 06/28/38 (a)	165,000	151,732
5.63%, 04/01/40	270,000	288,263
5.00%, 10/25/40	150,000	151,929
5.63%, 04/15/41	175,000	186,022
2.50%, 09/22/41 (a)	250,000	176,665
4.00%, 04/11/43 (a)	185,000	157,801
4.30%, 04/22/44 (a)	165,000	147,168
3.63%, 12/15/47 (a)	150,000	116,802
4.05%, 06/29/48 (a)	560,000	464,066
2.95%, 09/24/49 (a)	285,000	192,857
2.65%, 09/22/51 (a)	285,000	178,307
4.50%, 04/15/53 (a)	495,000	434,293
		141,581,595
Consumer Non-Cyclical 3.5%
Abbott Laboratories
3.75%, 11/30/26 (a)	503,000	501,597
1.15%, 01/30/28 (a)	150,000	140,375
1.40%, 06/30/30 (a)	100,000	88,035
4.75%, 11/30/36 (a)	500,000	497,595
6.15%, 11/30/37	150,000	166,527
6.00%, 04/01/39	160,000	176,091
5.30%, 05/27/40	195,000	199,321
4.75%, 04/15/43 (a)	200,000	190,034
4.90%, 11/30/46 (a)	925,000	875,688
AbbVie, Inc.
2.95%, 11/21/26 (a)	1,100,000	1,082,257
4.80%, 03/15/27 (a)	685,000	692,035
4.65%, 03/15/28 (a)	375,000	380,595
4.25%, 11/14/28 (a)	535,000	537,787
4.80%, 03/15/29 (a)	700,000	714,147
3.20%, 11/21/29 (a)	1,620,000	1,549,757
4.88%, 03/15/30 (a)	300,000	307,377
4.95%, 03/15/31 (a)	550,000	564,932
5.05%, 03/15/34 (a)	890,000	906,839
4.55%, 03/15/35 (a)	550,000	534,743
5.20%, 03/15/35 (a)	300,000	306,783
4.50%, 05/14/35 (a)	730,000	705,727
4.30%, 05/14/36 (a)	300,000	283,323
4.05%, 11/21/39 (a)	1,170,000	1,025,891
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 10/01/42 (a)	155,000	139,852
4.40%, 11/06/42	750,000	660,022
5.35%, 03/15/44 (a)	200,000	196,594
4.85%, 06/15/44 (a)	325,000	299,985
4.75%, 03/15/45 (a)	258,000	233,227
4.70%, 05/14/45 (a)	735,000	659,486
4.45%, 05/14/46 (a)	560,000	483,090
4.88%, 11/14/48 (a)	500,000	454,085
4.25%, 11/21/49 (a)	1,725,000	1,422,625
5.40%, 03/15/54 (a)	900,000	876,141
5.60%, 03/15/55 (a)	35,000	35,054
5.50%, 03/15/64 (a)	430,000	417,418
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	150,000	92,918
Adventist Health System
5.43%, 03/01/32 (a)	55,000	55,663
5.76%, 12/01/34 (a)	115,000	115,332
3.63%, 03/01/49 (a)(c)	145,000	98,229
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	98,965
2.21%, 06/15/30 (a)	160,000	144,909
4.27%, 08/15/48 (a)	170,000	141,025
3.39%, 10/15/49 (a)	150,000	106,847
3.01%, 06/15/50 (a)	55,000	36,449
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	275,000	257,667
2.10%, 06/04/30 (a)	150,000	134,448
2.30%, 03/12/31 (a)	275,000	243,862
4.75%, 09/09/34 (a)	200,000	197,010
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	163,098
AHS Hospital Corp.
5.02%, 07/01/45	130,000	121,880
2.78%, 07/01/51 (a)	150,000	92,679
Allina Health System
3.89%, 04/15/49 (a)	100,000	76,218
2.90%, 11/15/51 (a)	125,000	76,276
Altria Group, Inc.
2.63%, 09/16/26 (a)	100,000	98,060
6.20%, 11/01/28 (a)	165,000	174,243
4.80%, 02/14/29 (a)	695,000	703,264
3.40%, 05/06/30 (a)	290,000	275,674
2.45%, 02/04/32 (a)	560,000	483,252
5.63%, 02/06/35 (a)	150,000	153,188
5.80%, 02/14/39 (a)	550,000	557,700
3.40%, 02/04/41 (a)	455,000	337,605
4.25%, 08/09/42	275,000	224,161
4.50%, 05/02/43	300,000	250,338
5.38%, 01/31/44	400,000	378,468
3.88%, 09/16/46 (a)	505,000	373,740
5.95%, 02/14/49 (a)	780,000	777,949
4.45%, 05/06/50 (a)	160,000	125,896
3.70%, 02/04/51 (a)	400,000	277,380
4.00%, 02/04/61 (a)(c)	275,000	194,499
Amgen, Inc.
2.60%, 08/19/26 (a)	450,000	441,949
2.20%, 02/21/27 (a)	475,000	459,795
3.20%, 11/02/27 (a)	200,000	194,910
5.15%, 03/02/28 (a)	1,050,000	1,073,173
1.65%, 08/15/28 (a)	250,000	231,183
3.00%, 02/22/29 (a)	250,000	238,958
4.05%, 08/18/29 (a)	445,000	439,971
2.45%, 02/21/30 (a)	400,000	366,456
5.25%, 03/02/30 (a)	750,000	773,587
2.30%, 02/25/31 (a)	380,000	338,173
2.00%, 01/15/32 (a)	300,000	256,329
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.35%, 02/22/32 (a)	360,000	333,662
4.20%, 03/01/33 (a)	260,000	250,234
5.25%, 03/02/33 (a)	1,250,000	1,280,925
6.40%, 02/01/39	125,000	136,760
3.15%, 02/21/40 (a)	575,000	443,129
5.75%, 03/15/40	100,000	102,914
2.80%, 08/15/41 (a)	230,000	166,147
4.95%, 10/01/41	125,000	115,268
5.15%, 11/15/41 (a)	221,000	208,728
5.65%, 06/15/42 (a)	115,000	114,841
5.60%, 03/02/43 (a)	750,000	744,675
4.40%, 05/01/45 (a)	650,000	553,767
4.56%, 06/15/48 (a)	400,000	340,924
3.38%, 02/21/50 (a)	580,000	408,726
4.66%, 06/15/51 (a)	975,000	835,341
3.00%, 01/15/52 (a)	320,000	206,426
4.20%, 02/22/52 (a)	275,000	215,402
4.88%, 03/01/53 (a)	315,000	275,710
5.65%, 03/02/53 (a)	1,245,000	1,217,124
2.77%, 09/01/53 (a)	372,000	221,035
4.40%, 02/22/62 (a)	355,000	277,191
5.75%, 03/02/63 (a)	800,000	779,360
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	1,390,000	1,357,196
4.90%, 02/01/46 (a)	2,510,000	2,302,875
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	232,000	226,448
4.63%, 02/01/44	210,000	189,937
4.90%, 02/01/46 (a)	425,000	388,016
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	900,000	916,371
3.50%, 06/01/30 (a)	455,000	439,184
4.90%, 01/23/31 (a)	250,000	257,290
5.00%, 06/15/34 (a)	300,000	306,414
5.88%, 06/15/35	115,000	123,772
4.38%, 04/15/38 (a)	165,000	154,031
8.20%, 01/15/39	345,000	440,682
5.45%, 01/23/39 (a)	565,000	575,464
8.00%, 11/15/39	140,000	177,407
4.95%, 01/15/42	490,000	462,927
4.60%, 04/15/48 (a)	240,000	213,744
4.44%, 10/06/48 (a)	535,000	455,392
5.55%, 01/23/49 (a)	1,200,000	1,194,996
4.50%, 06/01/50 (a)	205,000	182,122
4.75%, 04/15/58 (a)	220,000	193,503
5.80%, 01/23/59 (a)	600,000	615,120
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	450,000	442,035
3.25%, 03/27/30 (a)	250,000	238,760
2.90%, 03/01/32 (a)	85,000	76,765
5.38%, 09/15/35	220,000	229,572
4.54%, 03/26/42	160,000	142,984
4.02%, 04/16/43	110,000	90,729
3.75%, 09/15/47 (a)	190,000	143,330
4.50%, 03/15/49 (a)	50,000	42,860
2.70%, 09/15/51 (a)	250,000	152,565
Ascension Health
2.53%, 11/15/29 (a)	270,000	251,983
3.11%, 11/15/39 (a)	170,000	133,028
3.95%, 11/15/46	350,000	280,815
4.85%, 11/15/53	125,000	111,130
Astrazeneca Finance LLC
4.80%, 02/26/27 (a)	350,000	354,046
4.88%, 03/03/28 (a)	300,000	306,675
1.75%, 05/28/28 (a)	350,000	328,391
4.85%, 02/26/29 (a)	450,000	460,206
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 03/03/30 (a)	200,000	205,326
4.90%, 02/26/31 (a)	300,000	308,454
2.25%, 05/28/31 (a)	240,000	214,879
5.00%, 02/26/34 (a)	465,000	474,365
AstraZeneca PLC
3.13%, 06/12/27 (a)	140,000	137,918
4.00%, 01/17/29 (a)	235,000	234,196
1.38%, 08/06/30 (a)	480,000	416,962
6.45%, 09/15/37	750,000	842,745
4.00%, 09/18/42	350,000	297,220
4.38%, 11/16/45	260,000	226,543
4.38%, 08/17/48 (a)	250,000	213,975
2.13%, 08/06/50 (a)	230,000	128,280
3.00%, 05/28/51 (a)	250,000	167,785
Banner Health
2.34%, 01/01/30 (a)	145,000	133,229
1.90%, 01/01/31 (a)	135,000	118,413
2.91%, 01/01/42 (a)	100,000	71,095
3.18%, 01/01/50 (a)	25,000	16,837
2.91%, 01/01/51 (a)	100,000	63,603
Baptist Health South Florida Foundation, Inc.
3.12%, 11/15/71 (a)	50,000	29,115
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	160,000	109,709
BAT Capital Corp.
3.22%, 09/06/26 (a)	395,000	389,620
4.70%, 04/02/27 (a)	250,000	251,320
3.56%, 08/15/27 (a)	715,000	703,717
2.26%, 03/25/28 (a)	540,000	511,007
3.46%, 09/06/29 (a)	200,000	192,268
4.91%, 04/02/30 (a)	300,000	304,104
6.34%, 08/02/30 (a)	200,000	215,654
2.73%, 03/25/31 (a)	400,000	360,520
4.74%, 03/16/32 (a)	345,000	342,923
5.35%, 08/15/32 (a)	250,000	256,067
7.75%, 10/19/32 (a)	250,000	289,152
6.42%, 08/02/33 (a)	275,000	299,725
6.00%, 02/20/34 (a)	300,000	316,548
5.63%, 08/15/35 (a)	250,000	254,515
4.39%, 08/15/37 (a)	765,000	684,882
3.73%, 09/25/40 (a)	115,000	90,929
7.08%, 08/02/43 (a)	200,000	221,088
4.54%, 08/15/47 (a)	715,000	578,006
4.76%, 09/06/49 (a)	300,000	247,860
5.28%, 04/02/50 (a)	225,000	199,366
5.65%, 03/16/52 (a)	160,000	149,352
7.08%, 08/02/53 (a)	330,000	368,158
BAT International Finance PLC
4.45%, 03/16/28 (a)	300,000	300,771
5.93%, 02/02/29 (a)	300,000	315,024
Baxalta, Inc.
5.25%, 06/23/45 (a)	173,000	161,378
Baxter International, Inc.
2.60%, 08/15/26 (a)	225,000	220,784
1.92%, 02/01/27 (a)	415,000	399,703
2.27%, 12/01/28 (a)	450,000	419,251
3.95%, 04/01/30 (a)	110,000	107,560
1.73%, 04/01/31 (a)	200,000	170,900
2.54%, 02/01/32 (a)	450,000	392,890
3.50%, 08/15/46 (a)	170,000	121,735
3.13%, 12/01/51 (a)	165,000	105,628
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	170,000	130,409
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	170,000	149,569
4.19%, 11/15/45 (a)	100,000	83,437
3.97%, 11/15/46 (a)	110,000	88,190
2.84%, 11/15/50 (a)	225,000	142,988
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	621,000	614,250
4.69%, 02/13/28 (a)	290,000	292,914
4.87%, 02/08/29 (a)	200,000	202,840
2.82%, 05/20/30 (a)	325,000	300,947
1.96%, 02/11/31 (a)	325,000	282,149
5.11%, 02/08/34 (a)	100,000	100,307
4.69%, 12/15/44 (a)	375,000	326,974
4.67%, 06/06/47 (a)	450,000	386,860
3.79%, 05/20/50 (a)	150,000	111,876
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	150,000	93,557
Biogen, Inc.
2.25%, 05/01/30 (a)	500,000	450,675
5.05%, 01/15/31 (a)	100,000	101,838
5.20%, 09/15/45 (a)	165,000	148,723
3.15%, 05/01/50 (a)	525,000	331,165
3.25%, 02/15/51 (a)	345,000	221,714
6.45%, 05/15/55 (a)	200,000	206,082
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	165,000	161,857
3.70%, 03/15/32 (a)	250,000	230,580
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	105,000	100,938
Boston Scientific Corp.
4.00%, 03/01/28 (a)	50,000	50,178
2.65%, 06/01/30 (a)	350,000	324,145
6.50%, 11/15/35 (g)	175,000	196,303
4.55%, 03/01/39 (a)	135,000	128,107
7.38%, 01/15/40	100,000	121,307
4.70%, 03/01/49 (a)	140,000	126,050
Bristol-Myers Squibb Co.
4.90%, 02/22/27 (a)	300,000	304,002
3.25%, 02/27/27	150,000	148,163
1.13%, 11/13/27 (a)	300,000	281,151
3.45%, 11/15/27 (a)	150,000	148,193
3.90%, 02/20/28 (a)	400,000	398,284
4.90%, 02/22/29 (a)	500,000	512,155
3.40%, 07/26/29 (a)	705,000	683,455
1.45%, 11/13/30 (a)	360,000	311,764
5.75%, 02/01/31 (a)	280,000	298,530
5.10%, 02/22/31 (a)	355,000	367,606
2.95%, 03/15/32 (a)	250,000	226,853
5.90%, 11/15/33 (a)	385,000	414,233
5.20%, 02/22/34 (a)	750,000	768,442
4.13%, 06/15/39 (a)	665,000	592,129
2.35%, 11/13/40 (a)	300,000	206,547
3.55%, 03/15/42 (a)	300,000	237,402
3.25%, 08/01/42	235,000	176,076
5.50%, 02/22/44 (a)	200,000	198,666
4.50%, 03/01/44 (a)	50,000	43,642
4.63%, 05/15/44 (a)	220,000	195,488
5.00%, 08/15/45 (a)	200,000	185,538
4.35%, 11/15/47 (a)	350,000	293,020
4.55%, 02/20/48 (a)	406,000	349,688
4.25%, 10/26/49 (a)	1,100,000	892,078
2.55%, 11/13/50 (a)	450,000	263,214
3.70%, 03/15/52 (a)	520,000	379,496
6.25%, 11/15/53 (a)	265,000	284,096
5.55%, 02/22/54 (a)	825,000	805,060
3.90%, 03/15/62 (a)	300,000	215,205
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.40%, 11/15/63 (a)	330,000	357,697
5.65%, 02/22/64 (a)	525,000	510,615
Brown-Forman Corp.
4.00%, 04/15/38 (a)	90,000	79,302
4.50%, 07/15/45 (a)	175,000	151,328
Brunswick Corp.
2.40%, 08/18/31 (a)	215,000	183,055
4.40%, 09/15/32 (a)	160,000	149,558
5.10%, 04/01/52 (a)	100,000	76,863
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (a)	200,000	197,600
3.75%, 09/25/27 (a)	290,000	287,578
4.20%, 09/17/29 (a)	250,000	247,282
2.75%, 05/14/31 (a)	350,000	317,082
4.65%, 09/17/34 (a)	210,000	203,805
Campbell's Co.
5.20%, 03/19/27	150,000	152,229
4.15%, 03/15/28 (a)	275,000	274,035
5.20%, 03/21/29 (a)	150,000	153,600
2.38%, 04/24/30 (a)	250,000	226,663
5.40%, 03/21/34 (a)	250,000	254,025
4.80%, 03/15/48 (a)	265,000	231,191
3.13%, 04/24/50 (a)	125,000	81,365
5.25%, 10/13/54 (a)	100,000	91,294
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	440,000	433,721
5.13%, 02/15/29 (a)	150,000	153,830
5.00%, 11/15/29 (a)	225,000	229,554
5.45%, 02/15/34 (a)	125,000	128,706
5.35%, 11/15/34 (a)	300,000	306,108
4.50%, 11/15/44 (a)	100,000	84,157
4.90%, 09/15/45 (a)	160,000	142,162
4.37%, 06/15/47 (a)	175,000	143,045
5.75%, 11/15/54 (a)	200,000	197,488
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	165,000	110,703
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	175,000	153,136
Cencora, Inc.
3.45%, 12/15/27 (a)	300,000	294,444
4.63%, 12/15/27 (a)	45,000	45,397
4.85%, 12/15/29 (a)	200,000	203,206
2.80%, 05/15/30 (a)	100,000	92,977
2.70%, 03/15/31 (a)	300,000	271,197
5.13%, 02/15/34 (a)	150,000	151,262
5.15%, 02/15/35 (a)	255,000	257,532
4.25%, 03/01/45 (a)	170,000	139,937
4.30%, 12/15/47 (a)	105,000	85,134
Children's Health System of Texas
2.51%, 08/15/50 (a)	130,000	76,105
Children's Hospital
2.93%, 07/15/50 (a)	125,000	78,643
Children's Hospital Corp.
4.12%, 01/01/47 (a)	120,000	98,742
2.59%, 02/01/50 (a)	110,000	66,531
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	85,244
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	190,000	115,889
CHRISTUS Health
4.34%, 07/01/28 (a)	150,000	150,206
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	200,000	196,126
5.60%, 11/15/32 (a)	220,000	231,766
5.00%, 06/15/52 (a)	205,000	185,420
Cigna Group
3.40%, 03/01/27 (a)	435,000	429,014
3.05%, 10/15/27 (a)	191,000	186,181
4.38%, 10/15/28 (a)	1,075,000	1,076,698
5.00%, 05/15/29 (a)	350,000	358,099
2.40%, 03/15/30 (a)	500,000	456,420
2.38%, 03/15/31 (a)	450,000	400,549
5.13%, 05/15/31 (a)	250,000	257,307
5.25%, 02/15/34 (a)	350,000	355,855
4.80%, 08/15/38 (a)	680,000	639,418
3.20%, 03/15/40 (a)	150,000	114,839
6.13%, 11/15/41	145,000	150,967
4.80%, 07/15/46 (a)	450,000	392,256
3.88%, 10/15/47 (a)	304,000	228,581
4.90%, 12/15/48 (a)	905,000	791,323
3.40%, 03/15/50 (a)	375,000	254,486
3.40%, 03/15/51 (a)	425,000	286,042
5.60%, 02/15/54 (a)	370,000	354,593
City of Hope
5.62%, 11/15/43	100,000	96,602
4.38%, 08/15/48 (a)	120,000	95,528
Cleveland Clinic Foundation
4.86%, 01/01/14	45,000	37,991
Clorox Co.
3.10%, 10/01/27 (a)	135,000	131,961
3.90%, 05/15/28 (a)	175,000	173,649
4.40%, 05/01/29 (a)	150,000	150,675
1.80%, 05/15/30 (a)	150,000	132,590
4.60%, 05/01/32 (a)	200,000	200,096
Coca-Cola Co.
3.38%, 03/25/27	400,000	396,816
2.90%, 05/25/27	150,000	147,332
1.45%, 06/01/27	500,000	477,515
1.50%, 03/05/28	120,000	112,902
1.00%, 03/15/28	400,000	371,404
2.13%, 09/06/29	300,000	278,643
3.45%, 03/25/30	400,000	388,820
1.65%, 06/01/30	450,000	399,402
2.00%, 03/05/31	305,000	271,456
1.38%, 03/15/31	400,000	343,708
2.25%, 01/05/32	505,000	447,284
5.00%, 05/13/34 (a)	250,000	257,615
4.65%, 08/14/34 (a)	225,000	226,325
2.50%, 06/01/40	350,000	255,521
2.88%, 05/05/41	100,000	75,216
4.20%, 03/25/50	305,000	255,648
2.60%, 06/01/50	505,000	311,605
3.00%, 03/05/51	615,000	410,918
5.30%, 05/13/54 (a)	330,000	321,453
5.20%, 01/14/55 (a)	450,000	431,086
2.75%, 06/01/60	175,000	104,559
5.40%, 05/13/64 (a)	415,000	405,858
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34 (a)	200,000	206,286
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	290,000	271,028
1.85%, 09/01/32 (a)	250,000	204,825
5.25%, 11/26/43	230,000	217,778
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	200,000	196,688
3.25%, 08/15/32 (a)	250,000	232,203
4.60%, 03/01/33 (a)	150,000	151,859
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 08/15/45	200,000	168,368
3.70%, 08/01/47 (a)	147,000	115,799
CommonSpirit Health
6.07%, 11/01/27 (a)	150,000	155,418
3.35%, 10/01/29 (a)	325,000	310,905
2.78%, 10/01/30 (a)	120,000	110,080
5.21%, 12/01/31 (a)	250,000	256,660
5.32%, 12/01/34 (a)	225,000	226,463
4.35%, 11/01/42	280,000	235,124
3.82%, 10/01/49 (a)	220,000	162,560
4.19%, 10/01/49 (a)	295,000	229,371
3.91%, 10/01/50 (a)	160,000	119,040
6.46%, 11/01/52 (a)	110,000	116,657
Community Health Network, Inc.
3.10%, 05/01/50 (a)	180,000	113,938
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	360,000	336,031
7.00%, 10/01/28	160,000	171,400
4.85%, 11/01/28 (a)	400,000	404,096
8.25%, 09/15/30	160,000	186,699
5.30%, 11/01/38 (a)	300,000	287,424
5.40%, 11/01/48 (a)	280,000	253,347
Conopco, Inc.
7.25%, 12/15/26	110,000	114,436
Constellation Brands, Inc.
3.70%, 12/06/26 (a)	285,000	282,814
3.50%, 05/09/27 (a)	80,000	78,804
4.35%, 05/09/27 (a)	125,000	125,063
3.60%, 02/15/28 (a)	285,000	280,164
4.65%, 11/15/28 (a)	250,000	252,007
3.15%, 08/01/29 (a)	290,000	275,613
2.88%, 05/01/30 (a)	200,000	185,226
2.25%, 08/01/31 (a)	300,000	260,382
4.75%, 05/09/32 (a)	310,000	308,159
4.90%, 05/01/33 (a)(c)	100,000	99,182
4.50%, 05/09/47 (a)	200,000	166,774
4.10%, 02/15/48 (a)	175,000	136,339
5.25%, 11/15/48 (a)	100,000	92,017
3.75%, 05/01/50 (a)	175,000	127,573
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	130,000	93,178
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	190,000	132,187
CVS Health Corp.
3.00%, 08/15/26 (a)	250,000	246,095
3.63%, 04/01/27 (a)	215,000	212,358
6.25%, 06/01/27	115,000	119,109
1.30%, 08/21/27 (a)	600,000	562,680
4.30%, 03/25/28 (a)	1,532,000	1,526,178
5.00%, 01/30/29 (a)	250,000	253,930
5.40%, 06/01/29 (a)	300,000	308,760
3.25%, 08/15/29 (a)	620,000	589,446
5.13%, 02/21/30 (a)	400,000	407,452
3.75%, 04/01/30 (a)	525,000	503,879
1.75%, 08/21/30 (a)	350,000	302,760
5.25%, 01/30/31 (a)	200,000	204,612
1.88%, 02/28/31 (a)	450,000	385,780
5.55%, 06/01/31 (a)	275,000	285,931
2.13%, 09/15/31 (a)	370,000	316,587
5.25%, 02/21/33 (a)	540,000	543,942
5.30%, 06/01/33 (a)	355,000	358,074
5.70%, 06/01/34 (a)	355,000	365,810
4.88%, 07/20/35 (a)	200,000	191,974
4.78%, 03/25/38 (a)	1,445,000	1,326,640
6.13%, 09/15/39	145,000	148,742
4.13%, 04/01/40 (a)	280,000	233,853
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 12/05/43 (a)	270,000	246,091
5.13%, 07/20/45 (a)	950,000	841,994
5.05%, 03/25/48 (a)	2,330,000	2,014,495
5.63%, 02/21/53 (a)	400,000	370,476
5.88%, 06/01/53 (a)	370,000	354,075
6.05%, 06/01/54 (a)	295,000	289,563
6.00%, 06/01/63 (a)	225,000	215,323
Danaher Corp.
4.38%, 09/15/45 (a)	125,000	107,966
2.60%, 10/01/50 (a)	260,000	157,160
2.80%, 12/10/51 (a)	295,000	184,384
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	100,000	77,201
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	250,000	233,643
3.25%, 11/15/39 (a)	245,000	197,071
3.40%, 11/15/49 (a)	275,000	196,103
Diageo Capital PLC
5.38%, 10/05/26 (a)	200,000	202,552
5.30%, 10/24/27 (a)	300,000	307,644
3.88%, 05/18/28 (a)	245,000	243,564
2.38%, 10/24/29 (a)	250,000	232,173
2.00%, 04/29/30 (a)	430,000	386,867
2.13%, 04/29/32 (a)	250,000	213,380
5.50%, 01/24/33 (a)	225,000	234,533
5.63%, 10/05/33 (a)	300,000	315,552
3.88%, 04/29/43 (a)	50,000	40,342
Diageo Investment Corp.
5.63%, 04/15/35 (a)	200,000	209,298
7.45%, 04/15/35	100,000	119,068
4.25%, 05/11/42	100,000	85,691
Dignity Health
4.50%, 11/01/42	135,000	113,597
5.27%, 11/01/64	85,000	75,402
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	158,524
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	200,000	199,916
Eli Lilly & Co.
4.50%, 02/09/27 (a)	300,000	302,586
5.50%, 03/15/27	75,000	76,886
3.10%, 05/15/27 (a)	200,000	197,364
4.15%, 08/14/27 (a)	200,000	201,012
4.55%, 02/12/28 (a)	300,000	303,984
4.50%, 02/09/29 (a)	300,000	304,608
3.38%, 03/15/29 (a)	305,000	298,510
4.20%, 08/14/29 (a)	300,000	301,173
4.75%, 02/12/30 (a)	375,000	384,675
4.90%, 02/12/32 (a)	300,000	308,358
4.70%, 02/27/33 (a)	300,000	303,003
4.70%, 02/09/34 (a)	465,000	465,028
4.60%, 08/14/34 (a)	300,000	297,510
5.10%, 02/12/35 (a)	375,000	384,270
3.70%, 03/01/45 (a)	155,000	123,809
3.95%, 05/15/47 (a)	205,000	166,440
3.95%, 03/15/49 (a)	350,000	281,624
2.25%, 05/15/50 (a)	425,000	243,440
4.88%, 02/27/53 (a)	250,000	229,680
5.00%, 02/09/54 (a)	430,000	402,252
5.05%, 08/14/54 (a)	375,000	352,534
5.50%, 02/12/55 (a)	375,000	378,349
4.15%, 03/15/59 (a)	205,000	163,633
2.50%, 09/15/60 (a)	305,000	168,595
4.95%, 02/27/63 (a)	255,000	232,208
5.10%, 02/09/64 (a)	475,000	442,049
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 08/14/64 (a)	25,000	23,718
5.60%, 02/12/65 (a)	200,000	202,526
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	195,000	191,944
4.38%, 05/15/28 (a)	255,000	255,921
2.38%, 12/01/29 (a)	200,000	184,500
2.60%, 04/15/30 (a)	250,000	230,565
1.95%, 03/15/31 (a)	165,000	143,789
4.65%, 05/15/33 (a)	220,000	216,865
5.00%, 02/14/34 (a)	245,000	245,757
4.38%, 06/15/45 (a)	135,000	110,460
4.15%, 03/15/47 (a)	135,000	105,647
3.13%, 12/01/49 (a)	110,000	70,622
5.15%, 05/15/53 (a)	175,000	166,570
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	285,000	249,731
5.75%, 03/15/35 (a)	150,000	153,897
6.20%, 03/15/55 (a)	100,000	99,183
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	600,000	433,296
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	145,000	109,037
Fred Hutchinson Cancer Center
4.97%, 01/01/52 (a)	125,000	111,386
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	525,000	541,117
4.80%, 08/14/29 (a)	100,000	101,478
5.86%, 03/15/30 (a)	350,000	369,838
4.80%, 01/15/31 (a)	190,000	191,623
5.91%, 11/22/32 (a)	500,000	532,370
5.50%, 06/15/35 (a)	250,000	256,147
6.38%, 11/22/52 (a)	270,000	291,084
General Mills, Inc.
4.70%, 01/30/27 (a)	25,000	25,151
3.20%, 02/10/27 (a)	375,000	368,962
4.20%, 04/17/28 (a)	475,000	474,558
4.88%, 01/30/30 (a)	200,000	203,354
2.88%, 04/15/30 (a)	350,000	325,867
2.25%, 10/14/31 (a)	200,000	174,270
4.95%, 03/29/33 (a)	300,000	300,894
5.25%, 01/30/35 (a)	225,000	226,179
4.15%, 02/15/43 (a)	25,000	20,405
4.70%, 04/17/48 (a)	50,000	43,143
3.00%, 02/01/51 (a)	306,000	195,877
Gilead Sciences, Inc.
2.95%, 03/01/27 (a)	390,000	383,124
1.20%, 10/01/27 (a)	300,000	281,700
4.80%, 11/15/29 (a)	200,000	204,276
1.65%, 10/01/30 (a)	65,000	56,844
5.25%, 10/15/33 (a)	300,000	310,455
5.10%, 06/15/35 (a)	300,000	303,762
4.60%, 09/01/35 (a)	330,000	321,044
4.00%, 09/01/36 (a)	275,000	251,256
2.60%, 10/01/40 (a)	275,000	197,629
5.65%, 12/01/41 (a)	325,000	331,464
4.80%, 04/01/44 (a)	515,000	471,050
4.50%, 02/01/45 (a)	525,000	458,152
4.75%, 03/01/46 (a)	685,000	614,055
4.15%, 03/01/47 (a)	555,000	454,817
2.80%, 10/01/50 (a)	350,000	220,094
5.55%, 10/15/53 (a)	285,000	281,731
5.50%, 11/15/54 (a)	300,000	294,846
5.60%, 11/15/64 (a)	220,000	216,698
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	285,000	276,900
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	505,000	502,894
4.50%, 04/15/30 (a)	250,000	252,300
5.38%, 04/15/34	205,000	214,662
4.88%, 04/15/35 (a)	200,000	199,936
6.38%, 05/15/38	795,000	884,589
4.20%, 03/18/43	175,000	151,051
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	140,000	98,307
4.21%, 07/01/48 (a)	90,000	73,598
2.88%, 09/01/50 (a)	145,000	91,169
4.50%, 07/01/57 (a)	100,000	82,237
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	545,000	537,397
3.38%, 03/24/29 (a)	350,000	338,586
3.63%, 03/24/32 (a)	500,000	468,065
4.00%, 03/24/52 (a)	300,000	232,401
Hartford HealthCare Corp.
3.45%, 07/01/54	155,000	108,362
Hasbro, Inc.
3.55%, 11/19/26 (a)	200,000	197,456
3.50%, 09/15/27 (a)	175,000	171,199
3.90%, 11/19/29 (a)	250,000	241,243
6.35%, 03/15/40	200,000	205,414
5.10%, 05/15/44 (a)	125,000	108,703
HCA, Inc.
5.38%, 09/01/26 (a)	420,000	422,234
4.50%, 02/15/27 (a)	350,000	350,112
3.13%, 03/15/27 (a)	360,000	352,706
5.20%, 06/01/28 (a)	350,000	357,668
5.63%, 09/01/28 (a)	420,000	432,499
5.88%, 02/01/29 (a)	300,000	311,409
3.38%, 03/15/29 (a)	265,000	254,543
4.13%, 06/15/29 (a)	575,000	565,265
5.25%, 03/01/30 (a)	150,000	153,866
3.50%, 09/01/30 (a)	785,000	742,696
5.45%, 04/01/31 (a)	550,000	567,226
2.38%, 07/15/31 (a)	310,000	270,177
5.50%, 03/01/32 (a)	200,000	206,618
3.63%, 03/15/32 (a)	550,000	507,529
5.50%, 06/01/33 (a)	380,000	389,713
5.60%, 04/01/34 (a)	475,000	487,065
5.45%, 09/15/34 (a)	250,000	252,227
5.75%, 03/01/35 (a)	450,000	462,928
5.13%, 06/15/39 (a)	300,000	282,477
4.38%, 03/15/42 (a)	160,000	133,514
5.50%, 06/15/47 (a)	445,000	414,642
5.25%, 06/15/49 (a)	600,000	534,216
4.63%, 03/15/52 (a)	600,000	483,258
5.90%, 06/01/53 (a)	355,000	343,420
6.00%, 04/01/54 (a)	450,000	440,730
5.95%, 09/15/54 (a)	250,000	243,242
6.20%, 03/01/55 (a)	350,000	352,730
6.10%, 04/01/64 (a)	250,000	244,427
Hershey Co.
2.30%, 08/15/26 (a)	230,000	225,639
4.55%, 02/24/28 (a)	150,000	152,019
2.45%, 11/15/29 (a)	100,000	93,109
4.75%, 02/24/30 (a)	150,000	153,063
1.70%, 06/01/30 (a)	55,000	48,759
4.95%, 02/24/32 (a)	150,000	153,545
4.50%, 05/04/33 (a)	210,000	208,694
5.10%, 02/24/35 (a)	150,000	152,525
3.13%, 11/15/49 (a)	160,000	107,587
2.65%, 06/01/50 (a)	140,000	85,670
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	155,000	117,330
Hormel Foods Corp.
4.80%, 03/30/27 (a)	150,000	151,649
1.70%, 06/03/28 (a)	220,000	205,768
1.80%, 06/11/30 (a)	250,000	222,448
3.05%, 06/03/51 (a)	170,000	111,814
Icon Investments Six DAC
5.81%, 05/08/27 (a)	200,000	204,312
5.85%, 05/08/29 (a)	160,000	166,032
6.00%, 05/08/34 (a)	200,000	204,434
Illumina, Inc.
5.75%, 12/13/27 (a)	260,000	266,581
2.55%, 03/23/31 (a)	115,000	101,322
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	140,000	111,108
2.85%, 11/01/51 (a)	100,000	62,899
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	147,725
2.90%, 06/01/30 (a)	190,000	175,733
3.90%, 06/01/50 (a)	115,000	84,735
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	145,000	103,881
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	140,000	103,064
IQVIA, Inc.
5.70%, 05/15/28 (a)	335,000	343,676
6.25%, 02/01/29 (a)	200,000	209,144
J.M. Smucker Co.
5.90%, 11/15/28 (a)	300,000	315,336
2.38%, 03/15/30 (a)	200,000	182,202
2.13%, 03/15/32 (a)	150,000	127,311
6.20%, 11/15/33 (a)	315,000	338,338
4.25%, 03/15/35	200,000	185,860
6.50%, 11/15/43 (a)	200,000	212,296
4.38%, 03/15/45	210,000	172,030
6.50%, 11/15/53 (a)	290,000	310,312
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27 (a)	300,000	291,672
5.13%, 02/01/28 (a)	325,000	333,083
5.50%, 01/15/30 (a)	122,000	125,355
3.75%, 12/01/31 (a)	215,000	200,161
3.63%, 01/15/32 (a)	235,000	215,138
3.00%, 05/15/32 (a)	370,000	324,220
5.75%, 04/01/33 (a)	500,000	514,705
6.75%, 03/15/34 (a)	300,000	327,816
4.38%, 02/02/52 (a)	285,000	221,086
6.50%, 12/01/52 (a)	475,000	493,311
7.25%, 11/15/53 (a)	315,000	355,607
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/36 (a)(d)(h)	350,000	350,147
6.25%, 03/01/56 (a)(d)(h)	300,000	301,074
6.38%, 04/15/66 (a)(d)(h)	250,000	251,607
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (a)(d)	200,000	207,344
6.38%, 02/25/55 (a)(d)	200,000	204,708
Johnson & Johnson
2.95%, 03/03/27 (a)	300,000	295,593
0.95%, 09/01/27 (a)	450,000	423,450
2.90%, 01/15/28 (a)	380,000	371,260
4.55%, 03/01/28 (a)	250,000	254,317
4.80%, 06/01/29 (a)	300,000	308,619
6.95%, 09/01/29	205,000	228,764
4.70%, 03/01/30 (a)	300,000	307,248
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.30%, 09/01/30 (a)	475,000	413,763
4.90%, 06/01/31 (a)	325,000	336,661
4.85%, 03/01/32 (a)	375,000	385,815
4.95%, 05/15/33	175,000	181,395
4.38%, 12/05/33 (a)	260,000	260,603
4.95%, 06/01/34 (a)	160,000	166,435
5.00%, 03/01/35 (a)	375,000	384,870
3.55%, 03/01/36 (a)	317,000	286,150
3.63%, 03/03/37 (a)	500,000	447,365
5.95%, 08/15/37	300,000	332,409
3.40%, 01/15/38 (a)	355,000	306,262
5.85%, 07/15/38	232,000	253,567
2.10%, 09/01/40 (a)	350,000	241,332
4.50%, 09/01/40	100,000	95,705
4.85%, 05/15/41	150,000	147,432
4.50%, 12/05/43 (a)	100,000	92,791
3.70%, 03/01/46 (a)	615,000	494,269
3.75%, 03/03/47 (a)	300,000	240,996
3.50%, 01/15/48 (a)	260,000	198,858
2.25%, 09/01/50 (a)	320,000	187,546
5.25%, 06/01/54 (a)	250,000	248,950
2.45%, 09/01/60 (a)	225,000	125,294
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	200,000	196,408
2.81%, 06/01/41 (a)	425,000	304,342
4.88%, 04/01/42	180,000	167,859
4.15%, 05/01/47 (a)	410,000	336,561
3.27%, 11/01/49 (a)	250,000	173,268
3.00%, 06/01/51 (a)	455,000	295,313
Kellanova
4.30%, 05/15/28 (a)	260,000	261,620
2.10%, 06/01/30 (a)	250,000	224,560
7.45%, 04/01/31	200,000	229,606
4.50%, 04/01/46	161,000	138,236
5.75%, 05/16/54 (a)	145,000	143,156
Kenvue, Inc.
5.05%, 03/22/28 (a)	350,000	358,494
5.00%, 03/22/30 (a)	255,000	263,073
4.85%, 05/22/32 (a)	200,000	202,438
4.90%, 03/22/33 (a)	400,000	405,980
5.10%, 03/22/43 (a)	275,000	266,156
5.05%, 03/22/53 (a)	400,000	372,324
5.20%, 03/22/63 (a)	200,000	185,214
Keurig Dr. Pepper, Inc.
2.55%, 09/15/26 (a)	150,000	147,042
5.10%, 03/15/27 (a)	200,000	202,582
3.43%, 06/15/27 (a)	200,000	196,932
4.35%, 05/15/28 (a)	150,000	150,308
4.60%, 05/25/28 (a)	410,000	413,538
5.05%, 03/15/29 (a)	225,000	230,101
3.95%, 04/15/29 (a)	150,000	147,701
3.20%, 05/01/30 (a)	315,000	297,215
4.60%, 05/15/30 (a)	150,000	150,786
4.05%, 04/15/32 (a)	225,000	216,542
5.30%, 03/15/34 (a)	200,000	205,068
4.50%, 11/15/45 (a)	165,000	139,052
4.42%, 12/15/46 (a)	250,000	206,540
5.09%, 05/25/48 (a)	100,000	89,706
3.80%, 05/01/50 (a)	350,000	259,371
4.50%, 04/15/52 (a)	400,000	330,144
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	200,000	188,070
3.95%, 11/01/28 (a)	200,000	199,750
3.20%, 04/25/29 (a)	265,000	257,201
3.10%, 03/26/30 (a)	200,000	190,826
2.00%, 11/02/31 (a)	190,000	167,869
6.63%, 08/01/37	275,000	318,420
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 03/01/41	200,000	198,018
3.20%, 07/30/46 (a)	160,000	112,778
3.90%, 05/04/47 (a)	50,000	39,255
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	123,000	125,913
Koninklijke Philips NV
6.88%, 03/11/38	217,000	238,594
Kraft Heinz Foods Co.
4.63%, 01/30/29 (a)	120,000	121,284
3.75%, 04/01/30 (a)	250,000	242,175
4.25%, 03/01/31 (a)	225,000	221,663
5.20%, 03/15/32 (a)	150,000	152,808
6.75%, 03/15/32	200,000	220,616
5.40%, 03/15/35 (a)	150,000	152,132
5.00%, 07/15/35 (a)	300,000	296,940
6.88%, 01/26/39	250,000	277,170
4.63%, 10/01/39 (a)	125,000	112,505
6.50%, 02/09/40	200,000	215,006
5.00%, 06/04/42	350,000	316,200
5.20%, 07/15/45 (a)	460,000	417,404
4.38%, 06/01/46 (a)	710,000	574,915
4.88%, 10/01/49 (a)	325,000	279,230
5.50%, 06/01/50 (a)	300,000	280,800
Kroger Co.
2.65%, 10/15/26 (a)	200,000	196,014
3.70%, 08/01/27 (a)	150,000	148,718
4.50%, 01/15/29 (a)	200,000	201,832
2.20%, 05/01/30 (a)	150,000	135,746
1.70%, 01/15/31 (a)	200,000	172,758
7.50%, 04/01/31	185,000	212,498
5.00%, 09/15/34 (a)	650,000	646,893
6.90%, 04/15/38	130,000	146,617
5.40%, 07/15/40 (a)	90,000	88,431
5.00%, 04/15/42 (a)	160,000	146,139
5.15%, 08/01/43 (a)	127,000	118,052
3.88%, 10/15/46 (a)	110,000	83,796
4.45%, 02/01/47 (a)	325,000	269,711
4.65%, 01/15/48 (a)	150,000	127,245
5.40%, 01/15/49 (a)	120,000	112,694
3.95%, 01/15/50 (a)	220,000	166,217
5.50%, 09/15/54 (a)	510,000	484,352
5.65%, 09/15/64 (a)	445,000	422,194
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	200,000	197,820
2.95%, 12/01/29 (a)	200,000	188,220
4.35%, 04/01/30 (a)	100,000	99,352
2.70%, 06/01/31 (a)	215,000	193,840
4.80%, 10/01/34 (a)	380,000	372,335
4.70%, 02/01/45 (a)	250,000	219,605
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	85,000	64,971
3.19%, 07/01/49 (a)	205,000	140,064
4.12%, 07/01/55	100,000	79,017
3.34%, 07/01/60 (a)	130,000	85,354
Mattel, Inc.
5.45%, 11/01/41 (a)	120,000	106,994
Mayo Clinic
3.77%, 11/15/43	125,000	101,585
4.00%, 11/15/47	115,000	91,853
4.13%, 11/15/52	110,000	88,338
3.20%, 11/15/61 (a)	90,000	56,874
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	250,000	245,862
2.50%, 04/15/30 (a)	200,000	183,438
4.95%, 04/15/33 (a)	150,000	151,611
4.20%, 08/15/47 (a)	200,000	159,942
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McKesson Corp.
1.30%, 08/15/26 (a)	260,000	251,992
4.90%, 07/15/28 (a)	160,000	163,446
4.25%, 09/15/29 (a)	150,000	149,916
4.65%, 05/30/30 (a)	175,000	176,447
4.95%, 05/30/32 (a)	175,000	177,384
5.10%, 07/15/33 (a)	50,000	51,199
5.25%, 05/30/35 (a)	200,000	203,436
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	150,000	124,724
Mead Johnson Nutrition Co.
5.90%, 11/01/39	125,000	130,281
4.60%, 06/01/44 (a)	165,000	144,314
MedStar Health, Inc.
3.63%, 08/15/49	110,000	77,520
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	375,000	371,205
Medtronic, Inc.
4.38%, 03/15/35	635,000	614,616
4.00%, 04/01/43 (a)	100,000	85,152
4.63%, 03/15/45	500,000	450,490
Memorial Health Services
3.45%, 11/01/49 (a)	140,000	99,488
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130,000	124,093
2.96%, 01/01/50 (a)	125,000	81,920
4.13%, 07/01/52	95,000	75,949
4.20%, 07/01/55	140,000	112,745
Merck & Co., Inc.
1.70%, 06/10/27 (a)	450,000	431,514
4.05%, 05/17/28 (a)	190,000	190,958
1.90%, 12/10/28 (a)	320,000	298,678
3.40%, 03/07/29 (a)	525,000	512,200
4.30%, 05/17/30 (a)	200,000	201,380
1.45%, 06/24/30 (a)	350,000	306,187
2.15%, 12/10/31 (a)	500,000	436,695
4.50%, 05/17/33 (a)	425,000	423,916
6.50%, 12/01/33 (g)	260,000	295,295
6.55%, 09/15/37	80,000	91,082
3.90%, 03/07/39 (a)	295,000	259,818
2.35%, 06/24/40 (a)	300,000	211,248
3.60%, 09/15/42 (a)	140,000	111,233
4.15%, 05/18/43	350,000	299,043
4.90%, 05/17/44 (a)	275,000	257,801
3.70%, 02/10/45 (a)	555,000	438,134
4.00%, 03/07/49 (a)	450,000	358,798
2.45%, 06/24/50 (a)	350,000	205,177
2.75%, 12/10/51 (a)	575,000	354,211
5.00%, 05/17/53 (a)	435,000	400,744
2.90%, 12/10/61 (a)	375,000	218,955
5.15%, 05/17/63 (a)	215,000	198,353
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	135,000	143,195
5.75%, 11/15/36	110,000	117,916
Methodist Hospital
2.71%, 12/01/50 (a)	190,000	116,221
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	690,000	679,843
5.00%, 05/01/42	325,000	296,982
4.20%, 07/15/46 (a)	450,000	359,874
Mondelez International, Inc.
2.63%, 03/17/27 (a)	250,000	243,727
4.25%, 05/06/28 (a)	200,000	200,386
4.75%, 02/20/29 (a)	150,000	152,754
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 04/13/30 (a)	275,000	255,417
4.50%, 05/06/30 (a)	150,000	149,967
1.50%, 02/04/31 (a)	205,000	175,277
3.00%, 03/17/32 (a)	150,000	135,516
1.88%, 10/15/32 (a)(c)	225,000	188,213
4.75%, 08/28/34 (a)	100,000	98,815
5.13%, 05/06/35 (a)	100,000	100,457
2.63%, 09/04/50 (a)	300,000	178,077
Montefiore Obligated Group
5.25%, 11/01/48	135,000	110,336
4.29%, 09/01/50	110,000	74,307
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	100,000	74,155
Mount Sinai Hospital
3.98%, 07/01/48	60,000	43,473
3.74%, 07/01/49 (a)	200,000	134,428
3.39%, 07/01/50 (a)	115,000	71,187
Mylan, Inc.
4.55%, 04/15/28 (a)	240,000	238,056
5.40%, 11/29/43 (a)	150,000	126,218
5.20%, 04/15/48 (a)	250,000	198,858
MyMichigan Health
3.41%, 06/01/50 (a)	110,000	77,389
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	68,803
4.02%, 08/01/45	325,000	265,902
4.06%, 08/01/56	105,000	82,037
2.61%, 08/01/60 (a)	95,000	51,936
3.95%, 08/01/19 (a)	45,000	30,958
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	175,000	134,750
4.26%, 11/01/47 (a)	225,000	179,390
3.81%, 11/01/49 (a)	155,000	111,479
Northwestern Memorial Healthcare Obligated Group
2.63%, 07/15/51 (a)	125,000	76,150
Novant Health, Inc.
3.17%, 11/01/51 (a)	320,000	212,474
3.32%, 11/01/61 (a)	120,000	76,482
Novartis Capital Corp.
2.00%, 02/14/27 (a)	200,000	194,352
3.10%, 05/17/27 (a)	350,000	345,058
3.80%, 09/18/29 (a)	300,000	297,546
2.20%, 08/14/30 (a)	745,000	678,963
4.00%, 09/18/31 (a)	215,000	211,855
4.20%, 09/18/34 (a)	325,000	313,336
3.70%, 09/21/42	160,000	131,179
4.40%, 05/06/44	560,000	500,024
4.00%, 11/20/45 (a)	375,000	312,986
2.75%, 08/14/50 (a)	50,000	32,129
4.70%, 09/18/54 (a)	200,000	179,268
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	135,000	81,180
NYU Langone Hospitals
5.75%, 07/01/43	85,000	86,211
4.78%, 07/01/44	70,000	63,491
4.37%, 07/01/47 (a)	170,000	145,923
3.38%, 07/01/55 (a)(c)	175,000	118,365
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	125,000	102,589
OhioHealth Corp.
2.30%, 11/15/31 (a)	65,000	57,513
2.83%, 11/15/41 (a)	100,000	71,929
3.04%, 11/15/50 (a)	150,000	101,750
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Orlando Health Obligated Group
5.48%, 10/01/35 (a)	125,000	128,161
4.09%, 10/01/48 (a)	70,000	56,121
3.33%, 10/01/50 (a)	165,000	116,036
PeaceHealth Obligated Group
4.79%, 11/15/48 (a)	130,000	108,858
3.22%, 11/15/50 (a)	100,000	62,489
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	260,000	262,488
4.55%, 02/16/29 (a)	150,000	152,268
4.70%, 02/16/34 (a)	150,000	149,321
PepsiCo, Inc.
2.38%, 10/06/26 (a)	405,000	397,078
5.13%, 11/10/26 (a)	90,000	91,202
2.63%, 03/19/27 (a)	175,000	171,173
3.00%, 10/15/27 (a)	500,000	489,315
3.60%, 02/18/28 (a)	240,000	238,099
7.00%, 03/01/29	200,000	219,608
4.50%, 07/17/29 (a)	200,000	203,256
2.63%, 07/29/29 (a)	300,000	283,731
4.60%, 02/07/30 (a)	300,000	305,727
2.75%, 03/19/30 (a)	500,000	468,960
1.63%, 05/01/30 (a)	295,000	261,963
1.40%, 02/25/31 (a)	350,000	300,468
1.95%, 10/21/31 (a)	460,000	399,979
3.90%, 07/18/32 (a)	400,000	386,976
4.45%, 02/15/33 (a)	300,000	300,735
4.80%, 07/17/34 (a)	150,000	151,158
5.00%, 02/07/35 (a)	375,000	380,914
3.50%, 03/19/40 (a)	210,000	174,420
2.63%, 10/21/41 (a)	50,000	35,374
4.00%, 03/05/42	260,000	220,581
3.60%, 08/13/42	145,000	116,890
4.45%, 04/14/46 (a)	375,000	331,732
3.45%, 10/06/46 (a)	200,000	149,652
4.00%, 05/02/47 (a)	225,000	183,524
3.38%, 07/29/49 (a)	225,000	162,088
2.88%, 10/15/49 (a)	450,000	296,307
3.63%, 03/19/50 (a)	375,000	283,732
2.75%, 10/21/51 (a)	285,000	178,057
4.20%, 07/18/52 (a)	155,000	127,221
4.65%, 02/15/53 (a)	25,000	22,115
5.25%, 07/17/54 (a)	170,000	164,975
3.88%, 03/19/60 (a)	120,000	90,413
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	1,235,000	1,245,139
4.65%, 05/19/30 (a)	800,000	810,976
4.75%, 05/19/33 (a)	1,455,000	1,453,312
5.11%, 05/19/43 (a)	890,000	849,274
5.30%, 05/19/53 (a)	1,795,000	1,696,329
5.34%, 05/19/63 (a)	1,080,000	1,003,406
Pfizer, Inc.
3.00%, 12/15/26	500,000	493,180
3.60%, 09/15/28 (a)	310,000	307,052
3.45%, 03/15/29 (a)	505,000	494,693
2.63%, 04/01/30 (a)	350,000	325,955
1.70%, 05/28/30 (a)	250,000	221,548
1.75%, 08/18/31 (a)	300,000	259,830
4.00%, 12/15/36	250,000	229,310
4.10%, 09/15/38 (a)	200,000	179,816
3.90%, 03/15/39 (a)	300,000	262,101
7.20%, 03/15/39	780,000	927,420
2.55%, 05/28/40 (a)	355,000	255,277
5.60%, 09/15/40	140,000	144,117
4.40%, 05/15/44	350,000	307,044
4.13%, 12/15/46	415,000	341,761
4.20%, 09/15/48 (a)	325,000	268,187
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 03/15/49 (a)	395,000	312,508
2.70%, 05/28/50 (a)	250,000	155,573
Pharmacia LLC
6.60%, 12/01/28	220,000	236,357
Philip Morris International, Inc.
4.75%, 02/12/27	155,000	156,443
3.13%, 08/17/27 (a)	50,000	48,915
4.38%, 11/01/27	255,000	256,193
5.13%, 11/17/27 (a)	500,000	510,260
4.88%, 02/15/28 (a)	435,000	442,534
3.13%, 03/02/28 (a)	250,000	243,727
4.13%, 04/28/28	200,000	199,688
5.25%, 09/07/28 (a)	100,000	103,074
4.88%, 02/13/29 (a)	250,000	254,512
3.38%, 08/15/29 (a)	355,000	342,681
4.63%, 11/01/29 (a)	255,000	257,652
5.63%, 11/17/29 (a)	400,000	420,096
5.13%, 02/15/30 (a)	600,000	617,730
4.38%, 04/30/30 (a)	200,000	199,590
2.10%, 05/01/30 (a)	330,000	297,412
5.50%, 09/07/30 (a)	200,000	209,282
1.75%, 11/01/30 (a)	265,000	231,231
5.13%, 02/13/31 (a)	305,000	314,232
4.75%, 11/01/31 (a)	200,000	201,490
5.75%, 11/17/32 (a)	475,000	502,488
5.38%, 02/15/33 (a)	500,000	516,640
5.63%, 09/07/33 (a)	360,000	377,456
5.25%, 02/13/34 (a)	500,000	510,465
4.90%, 11/01/34 (a)	200,000	199,236
4.88%, 04/30/35 (a)	40,000	39,492
6.38%, 05/16/38	400,000	444,040
4.38%, 11/15/41	250,000	218,065
4.50%, 03/20/42	250,000	220,700
3.88%, 08/21/42	250,000	203,720
4.13%, 03/04/43	250,000	209,318
4.88%, 11/15/43	280,000	256,838
4.25%, 11/10/44	350,000	297,094
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	110,000	92,270
2.72%, 01/01/42 (a)	90,000	62,947
2.86%, 01/01/52 (a)	105,000	64,431
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	250,000	241,428
3.50%, 03/01/32 (a)	275,000	247,956
6.25%, 07/01/33 (a)	350,000	370,422
6.88%, 05/15/34 (a)	200,000	219,882
Polaris, Inc.
6.95%, 03/15/29 (a)	225,000	236,612
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	130,000	115,502
Procter & Gamble Co.
2.45%, 11/03/26	175,000	171,757
1.90%, 02/01/27	250,000	242,398
2.80%, 03/25/27	220,000	215,976
2.85%, 08/11/27	275,000	269,137
3.95%, 01/26/28	275,000	276,658
3.00%, 03/25/30	500,000	477,335
1.20%, 10/29/30	395,000	341,161
1.95%, 04/23/31	325,000	288,983
2.30%, 02/01/32	275,000	246,625
4.05%, 01/26/33	320,000	315,946
4.55%, 01/29/34	295,000	296,310
5.80%, 08/15/34	265,000	287,512
5.55%, 03/05/37	275,000	298,147
3.55%, 03/25/40	210,000	179,246
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 10/25/47	150,000	115,544
3.60%, 03/25/50	150,000	114,579
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	210,000	194,244
5.37%, 10/01/32 (a)	120,000	122,143
5.40%, 10/01/33 (a)	160,000	162,162
3.74%, 10/01/47	87,000	63,780
3.93%, 10/01/48 (a)	170,000	126,949
2.70%, 10/01/51 (a)	225,000	126,929
Queen's Health Systems
4.81%, 07/01/52 (a)	100,000	89,786
Quest Diagnostics, Inc.
4.20%, 06/30/29 (a)	325,000	323,762
4.63%, 12/15/29 (a)	55,000	55,565
2.95%, 06/30/30 (a)	200,000	186,276
2.80%, 06/30/31 (a)	220,000	199,685
6.40%, 11/30/33 (a)	250,000	274,352
5.00%, 12/15/34 (a)	250,000	249,110
4.70%, 03/30/45 (a)	50,000	44,045
Rady Children's Hospital-San Diego
3.15%, 08/15/51 (a)	140,000	92,887
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	375,000	326,149
2.80%, 09/15/50 (a)	265,000	158,282
Revvity, Inc.
1.90%, 09/15/28 (a)	150,000	138,954
3.30%, 09/15/29 (a)	250,000	236,928
2.55%, 03/15/31 (a)	75,000	65,939
2.25%, 09/15/31 (a)	240,000	205,697
3.63%, 03/15/51 (a)	125,000	86,183
Reynolds American, Inc.
5.70%, 08/15/35 (a)	200,000	204,386
7.25%, 06/15/37	125,000	139,686
6.15%, 09/15/43	175,000	177,727
5.85%, 08/15/45 (a)	710,000	686,591
Royalty Pharma PLC
1.75%, 09/02/27 (a)	335,000	317,389
5.15%, 09/02/29 (a)	245,000	250,106
2.15%, 09/02/31 (a)	175,000	150,458
5.40%, 09/02/34 (a)	150,000	152,087
3.30%, 09/02/40 (a)	300,000	226,425
3.55%, 09/02/50 (a)	380,000	258,085
3.35%, 09/02/51 (a)	265,000	172,072
5.90%, 09/02/54 (a)	100,000	97,466
Rush Obligated Group
3.92%, 11/15/29 (a)	150,000	147,461
Sanofi SA
3.63%, 06/19/28 (a)	275,000	272,250
Seattle Children's Hospital
2.72%, 10/01/50 (a)	135,000	83,198
Sentara Health
2.93%, 11/01/51 (a)	130,000	81,684
Sharp HealthCare
2.68%, 08/01/50 (a)	135,000	81,969
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	500,000	493,720
Smith & Nephew PLC
5.15%, 03/20/27 (a)	110,000	111,434
2.03%, 10/14/30 (a)	270,000	236,731
5.40%, 03/20/34 (a)	200,000	203,112
Solventum Corp.
5.45%, 02/25/27 (a)	260,000	264,324
5.40%, 03/01/29 (a)	400,000	412,076
5.45%, 03/13/31 (a)	305,000	316,877
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.60%, 03/23/34 (a)	460,000	473,565
5.90%, 04/30/54 (a)	350,000	350,276
6.00%, 05/15/64 (a)	150,000	148,982
SSM Health Care Corp.
4.89%, 06/01/28 (a)	220,000	223,725
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	95,494
3.80%, 11/15/48 (a)	175,000	134,029
3.03%, 08/15/51 (a)	125,000	81,476
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	250,000	224,718
3.75%, 03/15/51 (a)	200,000	142,550
Stryker Corp.
4.55%, 02/10/27	200,000	201,226
4.70%, 02/10/28 (a)	200,000	202,728
3.65%, 03/07/28 (a)	150,000	148,113
4.25%, 09/11/29 (a)	225,000	224,840
4.85%, 02/10/30 (a)	200,000	204,116
1.95%, 06/15/30 (a)	300,000	267,747
4.63%, 09/11/34 (a)	265,000	261,028
5.20%, 02/10/35 (a)	300,000	305,859
4.10%, 04/01/43 (a)	115,000	95,372
4.38%, 05/15/44 (a)	105,000	90,057
4.63%, 03/15/46 (a)	280,000	248,100
2.90%, 06/15/50 (a)	200,000	131,124
Summa Health
3.51%, 11/15/51 (a)	150,000	123,083
Sutter Health
3.70%, 08/15/28 (a)	100,000	98,536
2.29%, 08/15/30 (a)	250,000	225,968
5.16%, 08/15/33 (a)	150,000	152,216
3.16%, 08/15/40 (a)	165,000	127,708
4.09%, 08/15/48 (a)	155,000	124,434
3.36%, 08/15/50 (a)	200,000	139,204
5.55%, 08/15/53 (a)	45,000	44,531
Sysco Corp.
3.30%, 07/15/26 (a)	250,000	247,145
3.25%, 07/15/27 (a)	300,000	294,411
5.75%, 01/17/29 (a)	150,000	156,626
2.40%, 02/15/30 (a)	200,000	183,042
5.95%, 04/01/30 (a)	200,000	211,874
5.10%, 09/23/30 (a)	275,000	282,166
2.45%, 12/14/31 (a)	150,000	131,559
5.40%, 03/23/35 (a)	175,000	178,115
5.38%, 09/21/35	175,000	177,298
6.60%, 04/01/40 (a)	155,000	169,514
4.85%, 10/01/45 (a)	175,000	155,246
4.50%, 04/01/46 (a)	150,000	126,023
4.45%, 03/15/48 (a)	175,000	145,639
3.30%, 02/15/50 (a)	215,000	144,388
6.60%, 04/01/50 (a)	380,000	412,619
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	500,000	509,510
2.05%, 03/31/30 (a)	800,000	716,872
5.30%, 07/05/34 (a)	205,000	208,409
3.03%, 07/09/40 (a)	450,000	336,339
5.65%, 07/05/44 (a)	230,000	229,156
3.18%, 07/09/50 (a)	595,000	389,892
5.65%, 07/05/54 (a)	200,000	194,716
3.38%, 07/09/60 (a)	300,000	191,067
Texas Health Resources
2.33%, 11/15/50 (a)	110,000	62,288
4.33%, 11/15/55	105,000	86,067
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	295,000	297,295
5.00%, 12/05/26 (a)	300,000	303,294
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 11/21/27 (a)	100,000	101,643
1.75%, 10/15/28 (a)	200,000	185,330
5.00%, 01/31/29 (a)	325,000	333,694
2.60%, 10/01/29 (a)	270,000	253,276
4.98%, 08/10/30 (a)	250,000	257,395
2.00%, 10/15/31 (a)	320,000	279,354
4.95%, 11/21/32 (a)	200,000	204,626
5.09%, 08/10/33 (a)	300,000	307,044
5.20%, 01/31/34 (a)	200,000	205,726
2.80%, 10/15/41 (a)	225,000	161,548
5.30%, 02/01/44 (a)	148,000	144,054
4.10%, 08/15/47 (a)	235,000	193,480
Toledo Hospital
5.75%, 11/15/38 (a)	200,000	200,098
Trinity Health Corp.
2.63%, 12/01/40 (a)	85,000	61,158
4.13%, 12/01/45	175,000	143,827
3.43%, 12/01/48	100,000	74,206
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	420,000	414,414
4.35%, 03/01/29 (a)	365,000	362,795
5.40%, 03/15/29 (a)	200,000	206,206
5.70%, 03/15/34 (a)	250,000	258,840
4.88%, 08/15/34 (a)	125,000	122,094
5.15%, 08/15/44 (a)	175,000	159,756
4.55%, 06/02/47 (a)	220,000	183,183
5.10%, 09/28/48 (a)	335,000	300,545
UMass Memorial Health Care Obligated Group
5.36%, 07/01/52 (a)	125,000	113,463
Unilever Capital Corp.
2.00%, 07/28/26	270,000	263,925
2.90%, 05/05/27 (a)	445,000	436,945
3.50%, 03/22/28 (a)	350,000	345,698
2.13%, 09/06/29 (a)	200,000	184,448
1.38%, 09/14/30 (a)	195,000	169,629
1.75%, 08/12/31 (a)	230,000	199,258
5.90%, 11/15/32	275,000	300,066
5.00%, 12/08/33 (a)	280,000	287,767
4.63%, 08/12/34 (a)	500,000	496,855
2.63%, 08/12/51 (a)	170,000	104,123
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	265,000	256,032
2.65%, 10/15/30 (a)	250,000	223,035
2.65%, 01/15/32 (a)	150,000	127,374
5.05%, 10/15/34 (a)	150,000	143,498
UPMC
5.38%, 05/15/43 (a)	130,000	124,261
Utah Acquisition Sub, Inc.
5.25%, 06/15/46 (a)	300,000	243,360
Viatris, Inc.
2.30%, 06/22/27 (a)	200,000	190,676
2.70%, 06/22/30 (a)	430,000	383,366
3.85%, 06/22/40 (a)	415,000	306,826
4.00%, 06/22/50 (a)	475,000	316,801
WakeMed
3.29%, 10/01/52 (a)	95,000	64,401
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	110,000	68,676
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	90,000	78,089
3.07%, 03/01/51 (a)	120,000	74,641
Wyeth LLC
6.50%, 02/01/34	170,000	189,611
6.00%, 02/15/36	175,000	188,465
5.95%, 04/01/37	550,000	587,779
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	160,000	92,325
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	200,000	201,262
2.60%, 11/24/31 (a)	365,000	323,160
5.20%, 09/15/34 (a)	200,000	200,820
5.50%, 02/19/35 (a)	200,000	205,246
4.45%, 08/15/45 (a)	149,000	124,667
Zoetis, Inc.
3.00%, 09/12/27 (a)	340,000	331,956
3.90%, 08/20/28 (a)	220,000	218,475
4.70%, 02/01/43 (a)	425,000	388,692
3.95%, 09/12/47 (a)	175,000	139,997
4.45%, 08/20/48 (a)	150,000	126,866
3.00%, 05/15/50 (a)	115,000	75,780
		303,855,826
Energy 1.7%
APA Corp.
4.25%, 01/15/30 (a)(d)	150,000	143,534
6.10%, 02/15/35 (a)(d)	85,000	83,260
5.10%, 09/01/40 (a)(d)	210,000	176,297
5.35%, 07/01/49 (a)(d)	120,000	95,369
6.75%, 02/15/55 (a)(d)	130,000	123,191
Baker Hughes Holdings LLC
5.13%, 09/15/40	300,000	289,038
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	200,000	193,960
3.34%, 12/15/27 (a)	400,000	392,208
3.14%, 11/07/29 (a)	150,000	143,213
4.49%, 05/01/30 (a)	220,000	220,708
4.08%, 12/15/47 (a)	380,000	298,403
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	260,000	260,146
4.80%, 05/03/29 (a)	160,000	161,874
3.40%, 02/15/31 (a)	125,000	115,519
3.60%, 09/01/32 (a)	200,000	181,388
BP Capital Markets America, Inc.
3.02%, 01/16/27 (a)	325,000	319,611
3.54%, 04/06/27 (a)	160,000	158,506
3.59%, 04/14/27 (a)	250,000	247,630
5.02%, 11/17/27 (a)	315,000	320,966
3.94%, 09/21/28 (a)	325,000	322,601
4.23%, 11/06/28 (a)	550,000	550,643
4.70%, 04/10/29 (a)	345,000	350,341
4.97%, 10/17/29 (a)	225,000	230,821
3.63%, 04/06/30 (a)	340,000	330,157
1.75%, 08/10/30 (a)	400,000	351,788
2.72%, 01/12/32 (a)	695,000	621,796
4.81%, 02/13/33 (a)	600,000	599,268
4.89%, 09/11/33 (a)	460,000	461,040
4.99%, 04/10/34 (a)	330,000	332,247
5.23%, 11/17/34 (a)	250,000	254,365
3.06%, 06/17/41 (a)	435,000	321,691
3.00%, 02/24/50 (a)	625,000	402,162
2.77%, 11/10/50 (a)	430,000	263,104
2.94%, 06/04/51 (a)	655,000	411,510
3.00%, 03/17/52 (a)	400,000	252,744
3.38%, 02/08/61 (a)	605,000	391,090
BP Capital Markets PLC
3.28%, 09/19/27 (a)	450,000	441,823
3.72%, 11/28/28 (a)	250,000	246,125
Burlington Resources LLC
7.20%, 08/15/31	220,000	250,923
5.95%, 10/15/36	90,000	95,407
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	200,000	198,068
5.00%, 12/15/29 (a)(d)	230,000	232,155
2.95%, 07/15/30 (a)	250,000	229,687
7.20%, 01/15/32	205,000	226,199
6.45%, 06/30/33	195,000	207,607
5.85%, 02/01/35	195,000	198,592
6.50%, 02/15/37	140,000	147,483
6.25%, 03/15/38	300,000	311,256
6.75%, 02/01/39	100,000	107,167
4.95%, 06/01/47 (a)	235,000	201,099
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	75,000	74,863
2.65%, 01/15/32 (a)	100,000	86,492
5.25%, 06/15/37 (a)	99,000	93,722
6.75%, 11/15/39	225,000	241,697
5.40%, 06/15/47 (a)	175,000	155,397
3.75%, 02/15/52 (a)	225,000	152,971
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	370,000	373,707
3.70%, 11/15/29 (a)	325,000	313,690
2.74%, 12/31/39 (a)	200,000	163,688
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	460,000	455,087
4.00%, 03/01/31 (a)	390,000	371,147
3.25%, 01/31/32 (a)	360,000	322,704
5.95%, 06/30/33 (a)	490,000	511,717
5.75%, 08/15/34 (a)	310,000	318,525
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	490,000	489,387
5.65%, 04/15/34 (a)	415,000	425,599
Chevron Corp.
2.00%, 05/11/27 (a)	100,000	96,631
2.24%, 05/11/30 (a)	500,000	456,925
3.08%, 05/11/50 (a)	350,000	236,061
Chevron USA, Inc.
4.41%, 02/26/27	230,000	232,019
1.02%, 08/12/27 (a)	260,000	244,769
3.85%, 01/15/28 (a)	175,000	174,745
4.48%, 02/26/28 (a)	300,000	303,684
3.25%, 10/15/29 (a)	75,000	72,781
4.69%, 04/15/30 (a)	325,000	331,770
4.82%, 04/15/32 (a)	200,000	204,180
4.98%, 04/15/35 (a)	225,000	227,851
6.00%, 03/01/41 (a)	145,000	153,954
5.25%, 11/15/43 (a)	110,000	107,468
2.34%, 08/12/50 (a)	205,000	118,041
Columbia Pipeline Group, Inc.
5.80%, 06/01/45 (a)	150,000	145,418
ConocoPhillips
5.90%, 10/15/32	100,000	108,026
6.50%, 02/01/39	500,000	559,130
4.88%, 10/01/47 (a)	140,000	124,715
ConocoPhillips Co.
4.70%, 01/15/30 (a)	350,000	354,966
4.85%, 01/15/32 (a)	235,000	237,667
5.05%, 09/15/33 (a)	390,000	397,379
5.00%, 01/15/35 (a)	370,000	369,952
3.76%, 03/15/42 (a)	200,000	160,348
4.30%, 11/15/44 (a)	225,000	187,551
5.95%, 03/15/46 (a)	95,000	98,595
3.80%, 03/15/52 (a)	355,000	257,939
5.30%, 05/15/53 (a)	325,000	300,336
5.55%, 03/15/54 (a)	300,000	287,091
5.50%, 01/15/55 (a)	400,000	379,692
4.03%, 03/15/62 (a)	500,000	361,055
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 09/15/63 (a)	200,000	191,948
5.65%, 01/15/65 (a)	200,000	190,320
Continental Resources, Inc.
4.38%, 01/15/28 (a)	340,000	335,407
4.90%, 06/01/44 (a)	240,000	189,139
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	200,000	197,656
4.38%, 03/15/29 (a)	170,000	168,462
5.60%, 03/15/34 (a)	100,000	100,876
5.40%, 02/15/35 (a)	205,000	203,036
5.90%, 02/15/55 (a)	200,000	186,436
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	100,000	102,232
5.13%, 05/15/29 (a)	100,000	101,615
8.13%, 08/16/30	185,000	215,680
3.25%, 02/15/32 (a)	170,000	150,299
5.60%, 04/01/44 (a)	115,000	105,139
Devon Energy Corp.
5.25%, 10/15/27 (a)	255,000	255,515
5.88%, 06/15/28 (a)(d)	150,000	150,069
4.50%, 01/15/30 (a)	185,000	182,995
7.88%, 09/30/31	270,000	311,145
5.20%, 09/15/34 (a)	205,000	199,264
5.60%, 07/15/41 (a)	250,000	231,320
4.75%, 05/15/42 (a)	295,000	247,363
5.00%, 06/15/45 (a)	280,000	233,341
5.75%, 09/15/54 (a)	225,000	202,838
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	250,000	246,470
3.50%, 12/01/29 (a)	430,000	411,497
5.15%, 01/30/30 (a)	230,000	235,265
3.13%, 03/24/31 (a)	205,000	188,006
6.25%, 03/15/33 (a)	400,000	426,316
5.40%, 04/18/34 (a)	325,000	326,027
5.55%, 04/01/35 (a)	300,000	303,378
4.40%, 03/24/51 (a)	250,000	193,283
4.25%, 03/15/52 (a)	275,000	207,757
6.25%, 03/15/53 (a)	210,000	207,921
5.75%, 04/18/54 (a)	415,000	385,668
5.90%, 04/18/64 (a)	285,000	264,811
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54 (a)	250,000	239,615
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	195,000	184,222
4.80%, 11/01/43 (a)(d)	110,000	96,602
4.60%, 12/15/44 (a)	190,000	161,046
Enbridge Energy Partners LP
7.50%, 04/15/38	115,000	132,686
5.50%, 09/15/40 (a)	200,000	193,512
7.38%, 10/15/45 (a)	240,000	275,143
Enbridge, Inc.
1.60%, 10/04/26 (a)	215,000	207,909
4.25%, 12/01/26 (a)	325,000	324,633
5.25%, 04/05/27 (a)	200,000	203,028
3.70%, 07/15/27 (a)	225,000	222,237
4.60%, 06/20/28 (a)	120,000	120,918
6.00%, 11/15/28 (a)	200,000	210,130
5.30%, 04/05/29 (a)	245,000	251,848
3.13%, 11/15/29 (a)	350,000	330,816
4.90%, 06/20/30 (a)	170,000	171,756
6.20%, 11/15/30 (a)	210,000	224,868
5.70%, 03/08/33 (a)	740,000	767,957
2.50%, 08/01/33 (a)	400,000	333,256
5.63%, 04/05/34 (a)	230,000	236,737
5.55%, 06/20/35 (a)	260,000	264,464
4.50%, 06/10/44 (a)	280,000	230,933
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 12/01/46 (a)	150,000	143,534
4.00%, 11/15/49 (a)	235,000	174,671
3.40%, 08/01/51 (a)	100,000	66,440
6.70%, 11/15/53 (a)	350,000	379,179
5.95%, 04/05/54 (a)	275,000	272,500
7.20%, 06/27/54 (a)(b)	225,000	231,502
Energy Transfer LP
6.05%, 12/01/26 (a)	375,000	382,999
4.40%, 03/15/27 (a)	225,000	225,095
4.20%, 04/15/27 (a)	150,000	149,541
5.50%, 06/01/27 (a)	275,000	280,107
4.00%, 10/01/27 (a)	200,000	198,684
4.95%, 05/15/28 (a)	250,000	253,635
4.95%, 06/15/28 (a)	350,000	355,106
5.25%, 04/15/29 (a)	500,000	512,250
5.25%, 07/01/29 (a)	250,000	256,290
4.15%, 09/15/29 (a)	200,000	197,274
5.20%, 04/01/30 (a)	275,000	281,141
3.75%, 05/15/30 (a)	355,000	340,782
6.40%, 12/01/30 (a)	375,000	404,580
5.75%, 02/15/33 (a)	520,000	540,030
6.55%, 12/01/33 (a)	430,000	466,688
5.55%, 05/15/34 (a)	360,000	364,831
5.60%, 09/01/34 (a)	350,000	355,719
4.90%, 03/15/35 (a)	205,000	196,716
5.70%, 04/01/35 (a)	450,000	458,536
6.63%, 10/15/36	185,000	199,965
7.50%, 07/01/38	150,000	171,863
6.05%, 06/01/41 (a)	200,000	200,166
6.50%, 02/01/42 (a)	350,000	363,846
6.10%, 02/15/42	185,000	184,171
4.95%, 01/15/43 (a)	205,000	176,788
5.15%, 02/01/43 (a)	165,000	144,703
5.95%, 10/01/43 (a)	128,000	122,893
5.30%, 04/01/44 (a)	230,000	206,135
5.00%, 05/15/44 (a)	35,000	30,280
5.15%, 03/15/45 (a)	345,000	304,556
5.35%, 05/15/45 (a)	150,000	135,581
6.13%, 12/15/45 (a)	300,000	295,164
5.30%, 04/15/47 (a)	200,000	176,596
5.40%, 10/01/47 (a)	400,000	357,124
6.00%, 06/15/48 (a)	310,000	298,694
6.25%, 04/15/49 (a)	500,000	494,540
5.00%, 05/15/50 (a)	550,000	460,663
5.95%, 05/15/54 (a)	505,000	480,371
6.05%, 09/01/54 (a)	350,000	336,794
6.20%, 04/01/55 (a)	325,000	320,304
Eni USA, Inc.
7.30%, 11/15/27	165,000	175,702
Enterprise Products Operating LLC
4.60%, 01/11/27 (a)	300,000	301,905
3.95%, 02/15/27 (a)	185,000	184,427
4.30%, 06/20/28 (a)	150,000	150,714
4.15%, 10/16/28 (a)	325,000	325,097
3.13%, 07/31/29 (a)	300,000	287,031
2.80%, 01/31/30 (a)	400,000	375,136
4.60%, 01/15/31 (a)	220,000	221,635
5.35%, 01/31/33 (a)	300,000	311,127
6.88%, 03/01/33	165,000	186,005
4.85%, 01/31/34 (a)	200,000	199,452
6.65%, 10/15/34	100,000	111,215
4.95%, 02/15/35 (a)	325,000	324,119
5.20%, 01/15/36 (a)	220,000	221,815
7.55%, 04/15/38	150,000	178,730
6.13%, 10/15/39	175,000	186,846
6.45%, 09/01/40	140,000	153,629
5.95%, 02/01/41	250,000	260,107
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 02/15/42	175,000	176,621
4.85%, 08/15/42 (a)	245,000	224,163
4.45%, 02/15/43 (a)	300,000	260,049
4.85%, 03/15/44 (a)	400,000	361,760
5.10%, 02/15/45 (a)	350,000	325,766
4.90%, 05/15/46 (a)	285,000	256,822
4.25%, 02/15/48 (a)	320,000	259,962
4.80%, 02/01/49 (a)	305,000	266,192
4.20%, 01/31/50 (a)	390,000	310,030
3.70%, 01/31/51 (a)	245,000	177,510
3.20%, 02/15/52 (a)	325,000	212,644
3.30%, 02/15/53 (a)	295,000	195,435
4.95%, 10/15/54 (a)	155,000	135,847
5.55%, 02/16/55 (a)	425,000	410,282
3.95%, 01/31/60 (a)	230,000	168,261
5.25%, 08/16/77 (a)(b)	300,000	297,084
5.38%, 02/15/78 (a)(b)	225,000	221,627
EOG Resources, Inc.
4.40%, 07/15/28 (a)	150,000	150,945
4.38%, 04/15/30 (a)	250,000	250,092
5.00%, 07/15/32 (a)	360,000	364,378
3.90%, 04/01/35 (a)	170,000	155,679
5.35%, 01/15/36 (a)	360,000	365,062
4.95%, 04/15/50 (a)	245,000	217,991
5.65%, 12/01/54 (a)	300,000	293,793
5.95%, 07/15/55 (a)	150,000	152,795
EQT Corp.
3.90%, 10/01/27 (a)	350,000	345,541
5.70%, 04/01/28 (a)	150,000	154,310
4.50%, 01/15/29 (a)(d)	200,000	197,712
5.00%, 01/15/29 (a)	100,000	100,881
6.38%, 04/01/29 (a)(d)	150,000	154,721
7.00%, 02/01/30 (a)(g)	330,000	357,703
7.50%, 06/01/30 (a)(d)	150,000	164,940
4.75%, 01/15/31 (a)(d)	300,000	295,512
5.75%, 02/01/34 (a)	210,000	217,178
Expand Energy Corp.
5.38%, 02/01/29 (a)	200,000	200,328
5.38%, 03/15/30 (a)	300,000	301,125
4.75%, 02/01/32 (a)	415,000	403,168
5.70%, 01/15/35 (a)	225,000	228,667
Exxon Mobil Corp.
2.28%, 08/16/26 (a)	330,000	323,644
3.29%, 03/19/27 (a)	300,000	297,891
2.44%, 08/16/29 (a)	300,000	282,897
3.48%, 03/19/30 (a)	575,000	559,159
2.61%, 10/15/30 (a)	625,000	578,744
3.00%, 08/16/39 (a)	230,000	179,759
4.23%, 03/19/40 (a)	600,000	536,778
3.57%, 03/06/45 (a)	300,000	230,838
4.11%, 03/01/46 (a)	765,000	629,327
3.10%, 08/16/49 (a)	490,000	328,565
4.33%, 03/19/50 (a)	765,000	635,876
3.45%, 04/15/51 (a)	765,000	543,265
Halliburton Co.
2.92%, 03/01/30 (a)	305,000	284,007
4.85%, 11/15/35 (a)	375,000	361,181
6.70%, 09/15/38	295,000	324,155
7.45%, 09/15/39	300,000	351,837
4.75%, 08/01/43 (a)	225,000	196,007
5.00%, 11/15/45 (a)	550,000	487,454
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	245,000	205,058
5.50%, 12/01/34 (a)(d)	250,000	228,300
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hess Corp.
4.30%, 04/01/27 (a)	230,000	229,627
7.88%, 10/01/29	175,000	197,141
7.30%, 08/15/31	233,000	264,777
7.13%, 03/15/33	200,000	226,844
6.00%, 01/15/40	240,000	253,176
5.60%, 02/15/41	350,000	348,064
5.80%, 04/01/47 (a)	150,000	149,225
HF Sinclair Corp.
5.00%, 02/01/28 (a)	245,000	245,110
4.50%, 10/01/30 (a)	105,000	101,985
6.25%, 01/15/35 (a)	200,000	203,190
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	185,000	208,214
7.75%, 03/15/32	190,000	218,312
7.30%, 08/15/33	250,000	282,250
5.80%, 03/15/35	210,000	217,516
6.50%, 02/01/37	170,000	180,804
6.95%, 01/15/38	350,000	388,335
6.50%, 09/01/39	200,000	212,656
6.55%, 09/15/40	165,000	176,241
7.50%, 11/15/40	105,000	120,369
6.38%, 03/01/41	185,000	192,309
5.63%, 09/01/41	175,000	168,807
5.00%, 08/15/42 (a)	175,000	156,837
4.70%, 11/01/42 (a)	175,000	152,192
5.00%, 03/01/43 (a)	315,000	280,813
5.50%, 03/01/44 (a)	215,000	203,444
5.40%, 09/01/44 (a)	100,000	92,891
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	390,000	390,374
5.00%, 02/01/29 (a)	300,000	304,893
5.10%, 08/01/29 (a)	150,000	153,359
5.15%, 06/01/30 (a)	300,000	306,549
2.00%, 02/15/31 (a)	375,000	327,214
7.80%, 08/01/31	255,000	294,023
7.75%, 01/15/32	250,000	288,770
4.80%, 02/01/33 (a)	250,000	246,640
5.20%, 06/01/33 (a)	100,000	100,597
5.40%, 02/01/34 (a)	325,000	329,348
5.30%, 12/01/34 (a)	170,000	170,536
5.55%, 06/01/45 (a)	525,000	496,513
5.05%, 02/15/46 (a)	250,000	221,280
5.20%, 03/01/48 (a)	246,000	221,816
3.25%, 08/01/50 (a)	100,000	64,823
5.45%, 08/01/52 (a)	295,000	272,120
5.95%, 08/01/54 (a)	200,000	197,016
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	270,000	272,425
5.15%, 03/01/30 (a)	300,000	306,027
5.70%, 03/01/35 (a)	200,000	202,926
6.50%, 03/01/41 (a)	375,000	391,537
4.75%, 09/15/44 (a)	200,000	166,746
4.50%, 04/01/48 (a)	280,000	217,437
5.00%, 09/15/54 (a)	165,000	135,505
MPLX LP
4.13%, 03/01/27 (a)	410,000	408,011
4.25%, 12/01/27 (a)	246,000	245,260
4.00%, 03/15/28 (a)	350,000	346,601
4.80%, 02/15/29 (a)	250,000	252,450
2.65%, 08/15/30 (a)	450,000	407,623
4.95%, 09/01/32 (a)	285,000	282,406
5.00%, 03/01/33 (a)	350,000	345,618
5.50%, 06/01/34 (a)	505,000	507,732
5.40%, 04/01/35 (a)	250,000	248,295
4.50%, 04/15/38 (a)	550,000	487,239
5.20%, 03/01/47 (a)	300,000	262,584
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 12/01/47 (a)	150,000	131,132
4.70%, 04/15/48 (a)	535,000	434,580
5.50%, 02/15/49 (a)	425,000	384,731
4.95%, 03/14/52 (a)	425,000	352,639
5.95%, 04/01/55 (a)	150,000	143,144
4.90%, 04/15/58 (a)	185,000	149,304
National Fuel Gas Co.
5.50%, 10/01/26	100,000	101,137
3.95%, 09/15/27 (a)	175,000	172,522
4.75%, 09/01/28 (a)	105,000	105,213
5.50%, 03/15/30 (a)	150,000	154,280
2.95%, 03/01/31 (a)	70,000	62,542
5.95%, 03/15/35 (a)	150,000	153,626
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	50,000	49,681
NOV, Inc.
3.60%, 12/01/29 (a)	180,000	172,798
3.95%, 12/01/42 (a)	365,000	274,969
Occidental Petroleum Corp.
8.50%, 07/15/27 (a)	145,000	153,661
5.00%, 08/01/27 (a)	150,000	151,478
6.38%, 09/01/28 (a)	150,000	156,141
5.20%, 08/01/29 (a)	350,000	351,389
8.88%, 07/15/30 (a)	350,000	400,872
6.63%, 09/01/30 (a)	375,000	397,009
6.13%, 01/01/31 (a)	400,000	414,856
7.50%, 05/01/31	250,000	275,640
7.88%, 09/15/31	175,000	196,795
5.38%, 01/01/32 (a)	350,000	347,749
5.55%, 10/01/34 (a)(c)	300,000	294,705
6.45%, 09/15/36	540,000	553,171
7.95%, 06/15/39	55,000	62,109
6.20%, 03/15/40	200,000	195,824
6.60%, 03/15/46 (a)	260,000	256,818
4.40%, 04/15/46 (a)	210,000	154,921
4.20%, 03/15/48 (a)	90,000	61,729
6.05%, 10/01/54 (a)	270,000	247,493
ONEOK Partners LP
6.65%, 10/01/36	135,000	145,225
6.85%, 10/15/37	200,000	218,644
6.13%, 02/01/41 (a)	200,000	200,342
6.20%, 09/15/43 (a)	150,000	149,750
ONEOK, Inc.
4.85%, 07/15/26 (a)	200,000	200,390
5.55%, 11/01/26 (a)	250,000	253,470
4.00%, 07/13/27 (a)	190,000	188,885
4.25%, 09/24/27 (a)	250,000	249,770
4.55%, 07/15/28 (a)	225,000	225,817
5.65%, 11/01/28 (a)	200,000	207,324
4.35%, 03/15/29 (a)	230,000	228,434
5.38%, 06/01/29 (a)	155,000	158,430
3.40%, 09/01/29 (a)	250,000	238,870
3.10%, 03/15/30 (a)	260,000	243,253
3.25%, 06/01/30 (a)	195,000	182,879
5.80%, 11/01/30 (a)	200,000	209,546
6.35%, 01/15/31 (a)	200,000	214,026
4.75%, 10/15/31 (a)	300,000	297,567
6.10%, 11/15/32 (a)	200,000	211,702
6.05%, 09/01/33 (a)	475,000	498,840
5.65%, 09/01/34 (a)	160,000	162,229
5.05%, 11/01/34 (a)	350,000	340,875
6.00%, 06/15/35	100,000	104,006
5.15%, 10/15/43 (a)	215,000	191,638
5.60%, 04/01/44 (a)	100,000	91,647
5.05%, 04/01/45 (a)	150,000	127,820
4.25%, 09/15/46 (a)	190,000	144,961
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 06/01/47 (a)	170,000	151,268
4.95%, 07/13/47 (a)	65,000	54,666
4.20%, 10/03/47 (a)	200,000	150,974
5.20%, 07/15/48 (a)	325,000	283,325
4.85%, 02/01/49 (a)	169,000	137,836
4.45%, 09/01/49 (a)	220,000	169,640
3.95%, 03/01/50 (a)	230,000	164,137
4.50%, 03/15/50 (a)	180,000	139,102
7.15%, 01/15/51 (a)	85,000	91,938
6.63%, 09/01/53 (a)	525,000	546,509
5.70%, 11/01/54 (a)	350,000	323,316
5.85%, 11/01/64 (a)	155,000	144,175
Ovintiv, Inc.
5.65%, 05/15/28 (a)	200,000	205,756
7.20%, 11/01/31	130,000	141,619
7.38%, 11/01/31	260,000	285,254
6.63%, 08/15/37	160,000	164,026
6.50%, 02/01/38	220,000	222,325
7.10%, 07/15/53 (a)	25,000	25,929
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	200,000	193,766
5.15%, 11/15/29 (a)	115,000	113,344
7.15%, 10/01/33 (a)	115,000	117,916
Phillips 66
3.90%, 03/15/28 (a)	380,000	376,360
2.15%, 12/15/30 (a)	50,000	44,060
4.65%, 11/15/34 (a)	150,000	143,298
5.88%, 05/01/42	400,000	398,432
4.88%, 11/15/44 (a)	500,000	434,805
3.30%, 03/15/52 (a)	425,000	274,010
Phillips 66 Co.
4.95%, 12/01/27 (a)	275,000	279,397
3.75%, 03/01/28 (a)	250,000	246,462
3.15%, 12/15/29 (a)	295,000	279,763
5.25%, 06/15/31 (a)	110,000	113,089
5.30%, 06/30/33 (a)	300,000	303,744
4.95%, 03/15/35 (a)	200,000	194,116
4.68%, 02/15/45 (a)	185,000	155,655
4.90%, 10/01/46 (a)	315,000	267,167
5.65%, 06/15/54 (a)	150,000	139,589
5.50%, 03/15/55 (a)	100,000	91,387
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	380,000	337,197
2.15%, 01/15/31 (a)	250,000	222,145
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	225,000	225,365
3.55%, 12/15/29 (a)	290,000	277,321
3.80%, 09/15/30 (a)	200,000	191,298
5.70%, 09/15/34 (a)	200,000	203,758
6.65%, 01/15/37	250,000	270,365
5.15%, 06/01/42 (a)	200,000	178,644
4.30%, 01/31/43 (a)	150,000	119,553
4.70%, 06/15/44 (a)	205,000	170,624
4.90%, 02/15/45 (a)	200,000	170,988
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	300,000	301,716
5.00%, 03/15/27 (a)	420,000	422,562
4.20%, 03/15/28 (a)	450,000	447,993
4.50%, 05/15/30 (a)	525,000	524,223
5.90%, 09/15/37 (a)	175,000	183,559
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	400,000	372,148
2.75%, 04/06/30 (a)	500,000	469,225
4.13%, 05/11/35	350,000	330,911
4.55%, 08/12/43	375,000	331,519
4.38%, 05/11/45	825,000	699,138
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 05/10/46	540,000	431,071
3.75%, 09/12/46	300,000	231,390
3.25%, 04/06/50 (a)	500,000	343,035
Shell International Finance BV
2.50%, 09/12/26	305,000	299,858
3.88%, 11/13/28 (a)	500,000	498,650
6.38%, 12/15/38	865,000	961,828
5.50%, 03/25/40	50,000	51,033
2.88%, 11/26/41 (a)	220,000	158,822
3.63%, 08/21/42	160,000	125,650
4.00%, 05/10/46	150,000	121,848
3.13%, 11/07/49 (a)	420,000	281,576
3.00%, 11/26/51 (a)	275,000	177,345
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29 (a)(d)	420,000	421,579
5.58%, 10/01/34 (a)(d)	400,000	395,816
6.18%, 10/01/54 (a)(d)	205,000	194,978
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	150,000	147,972
5.95%, 09/25/43 (a)	200,000	197,028
4.50%, 03/15/45 (a)	100,000	82,439
Suncor Energy, Inc.
7.15%, 02/01/32	145,000	160,479
5.95%, 12/01/34	150,000	155,730
6.80%, 05/15/38	144,000	155,896
6.50%, 06/15/38	100,000	106,786
6.85%, 06/01/39	220,000	240,335
4.00%, 11/15/47 (a)	215,000	159,450
3.75%, 03/04/51 (a)	260,000	183,043
Targa Resources Corp.
5.20%, 07/01/27 (a)	225,000	228,067
6.15%, 03/01/29 (a)	250,000	263,137
4.20%, 02/01/33 (a)	250,000	234,487
6.13%, 03/15/33 (a)	250,000	263,900
6.50%, 03/30/34 (a)	265,000	285,113
5.50%, 02/15/35 (a)	200,000	200,948
5.55%, 08/15/35 (a)	300,000	301,668
5.65%, 02/15/36 (a)	220,000	222,145
4.95%, 04/15/52 (a)	230,000	192,080
6.25%, 07/01/52 (a)	195,000	193,598
6.50%, 02/15/53 (a)	250,000	256,847
6.13%, 05/15/55 (a)	300,000	294,021
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	260,000	260,190
6.88%, 01/15/29 (a)	80,000	81,654
5.50%, 03/01/30 (a)	230,000	233,395
4.88%, 02/01/31 (a)	475,000	471,176
4.00%, 01/15/32 (a)	450,000	418,950
TC PipeLines LP
3.90%, 05/25/27 (a)	200,000	197,838
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	100,000	104,243
Texas Eastern Transmission LP
7.00%, 07/15/32	115,000	127,581
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	406,000	397,226
2.83%, 01/10/30 (a)	250,000	236,922
2.99%, 06/29/41 (a)	300,000	221,541
3.46%, 07/12/49 (a)	310,000	220,506
3.13%, 05/29/50 (a)	815,000	539,334
3.39%, 06/29/60 (a)	310,000	203,961
TotalEnergies Capital SA
3.88%, 10/11/28	275,000	273,740
5.15%, 04/05/34 (a)	460,000	471,357
4.72%, 09/10/34 (a)	225,000	223,736
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.49%, 04/05/54 (a)	490,000	471,953
5.28%, 09/10/54 (a)	295,000	276,745
5.64%, 04/05/64 (a)	345,000	334,705
5.43%, 09/10/64 (a)	250,000	234,120
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	500,000	498,790
4.10%, 04/15/30 (a)	350,000	343,059
4.63%, 03/01/34 (a)	475,000	455,957
5.60%, 03/31/34	185,000	188,646
5.85%, 03/15/36	150,000	154,908
6.20%, 10/15/37	365,000	383,359
7.25%, 08/15/38	160,000	181,789
7.63%, 01/15/39	425,000	497,454
6.10%, 06/01/40	260,000	270,639
7.00%, 06/01/65 (a)(b)	225,000	225,832
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	150,000	148,671
3.25%, 05/15/30 (a)	250,000	235,975
5.40%, 08/15/41 (a)	135,000	129,830
4.45%, 08/01/42 (a)	125,000	106,690
4.60%, 03/15/48 (a)	215,000	180,927
Valero Energy Corp.
3.40%, 09/15/26 (a)	140,000	138,422
2.15%, 09/15/27 (a)	215,000	205,183
4.35%, 06/01/28 (a)	150,000	150,092
4.00%, 04/01/29 (a)	150,000	147,423
2.80%, 12/01/31 (a)	200,000	178,328
7.50%, 04/15/32	220,000	251,929
6.63%, 06/15/37	400,000	431,540
4.90%, 03/15/45	200,000	176,288
3.65%, 12/01/51 (a)	245,000	165,184
4.00%, 06/01/52 (a)	205,000	145,716
Valero Energy Partners LP
4.50%, 03/15/28 (a)	160,000	160,456
Western Midstream Operating LP
4.65%, 07/01/26 (a)	250,000	249,532
4.50%, 03/01/28 (a)	150,000	149,231
4.75%, 08/15/28 (a)	210,000	210,286
4.05%, 02/01/30 (a)(e)	420,000	404,347
5.45%, 11/15/34 (a)	200,000	196,280
5.45%, 04/01/44 (a)	200,000	174,486
5.30%, 03/01/48 (a)	200,000	167,716
5.50%, 08/15/48 (a)	135,000	115,861
5.25%, 02/01/50 (a)(e)	300,000	252,870
Williams Cos., Inc.
3.75%, 06/15/27 (a)	500,000	494,515
5.30%, 08/15/28 (a)	275,000	282,738
4.90%, 03/15/29 (a)	400,000	405,708
3.50%, 11/15/30 (a)	350,000	331,233
7.50%, 01/15/31	200,000	226,468
2.60%, 03/15/31 (a)	500,000	448,235
8.75%, 03/15/32	200,000	240,858
4.65%, 08/15/32 (a)	145,000	142,303
5.65%, 03/15/33 (a)	265,000	275,732
5.15%, 03/15/34 (a)	315,000	314,905
6.30%, 04/15/40	295,000	313,862
5.80%, 11/15/43 (a)	215,000	213,845
5.40%, 03/04/44 (a)	260,000	244,587
5.75%, 06/24/44 (a)	230,000	226,265
4.90%, 01/15/45 (a)	175,000	153,991
5.10%, 09/15/45 (a)	310,000	281,309
4.85%, 03/01/48 (a)	250,000	217,003
3.50%, 10/15/51 (a)	195,000	133,891
5.30%, 08/15/52 (a)	250,000	228,520
5.80%, 11/15/54 (a)	225,000	220,246
6.00%, 03/15/55 (a)	50,000	50,059
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	200,000	201,376
5.40%, 05/19/30 (a)	300,000	304,368
5.70%, 05/19/32 (a)	200,000	203,848
5.10%, 09/12/34 (a)	315,000	304,567
6.00%, 05/19/35 (a)	300,000	306,645
5.70%, 09/12/54 (a)	245,000	221,664
		145,386,544
Industrial Other 0.1%
American University
3.67%, 04/01/49	175,000	132,351
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	170,000	174,425
Brown University
2.92%, 09/01/50 (a)	165,000	108,989
California Institute of Technology
4.32%, 08/01/45	100,000	85,985
4.70%, 11/01/11	135,000	110,758
3.65%, 09/01/19 (a)	160,000	101,722
Case Western Reserve University
5.41%, 06/01/22 (a)	130,000	121,459
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	297,933
4.00%, 05/01/32 (a)	270,000	261,203
Claremont Mckenna College
3.78%, 01/01/22 (a)	100,000	64,534
Duke University
2.68%, 10/01/44	165,000	117,478
2.76%, 10/01/50	115,000	73,440
2.83%, 10/01/55	190,000	116,552
Emory University
2.14%, 09/01/30 (a)	180,000	162,247
2.97%, 09/01/50 (a)	115,000	75,067
George Washington University
4.30%, 09/15/44	115,000	97,739
4.87%, 09/15/45	100,000	90,784
4.13%, 09/15/48 (a)	200,000	161,174
Georgetown University
4.32%, 04/01/49 (a)	126,000	104,257
2.94%, 04/01/50 (a)	125,000	80,824
5.12%, 04/01/53 (a)	85,000	78,995
5.22%, 10/01/18 (a)	100,000	88,272
Howard University
5.21%, 10/01/52 (a)	125,000	109,319
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	300,000	315,639
Johns Hopkins University
4.71%, 07/01/32 (a)	100,000	101,229
4.08%, 07/01/53	120,000	96,472
2.81%, 01/01/60 (a)	145,000	85,663
Leland Stanford Junior University
1.29%, 06/01/27 (a)	170,000	162,350
3.65%, 05/01/48 (a)	220,000	169,640
2.41%, 06/01/50 (a)	155,000	92,053
Massachusetts Institute of Technology
3.96%, 07/01/38	100,000	91,429
2.99%, 07/01/50 (a)	200,000	134,544
2.29%, 07/01/51 (a)	240,000	136,330
3.07%, 04/01/52 (a)	175,000	117,687
5.60%, 07/01/11	200,000	200,840
4.68%, 07/01/14	185,000	154,303
3.89%, 07/01/16	160,000	110,963
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northeastern University
2.89%, 10/01/50	100,000	65,450
Northwestern University
4.94%, 12/01/35 (a)	100,000	101,032
4.64%, 12/01/44	150,000	140,604
2.64%, 12/01/50 (a)	160,000	99,638
3.66%, 12/01/57 (a)	145,000	104,251
President & Fellows of Harvard College
4.89%, 03/15/30 (a)	250,000	257,007
4.88%, 10/15/40	50,000	48,573
3.15%, 07/15/46 (a)	232,000	167,731
2.52%, 10/15/50 (a)	375,000	228,101
3.30%, 07/15/56 (a)	150,000	102,770
Quanta Services, Inc.
2.90%, 10/01/30 (a)	455,000	419,915
2.35%, 01/15/32 (a)	165,000	142,294
5.25%, 08/09/34 (a)	220,000	222,961
Thomas Jefferson University
3.85%, 11/01/57 (a)	175,000	121,798
Trustees of Boston College
3.13%, 07/01/52	175,000	118,786
Trustees of Princeton University
5.70%, 03/01/39	225,000	239,998
2.52%, 07/01/50 (a)	130,000	80,479
4.20%, 03/01/52 (a)	90,000	75,690
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	160,000	93,053
3.61%, 02/15/19 (a)	100,000	63,880
University of Chicago
2.76%, 04/01/45 (a)	205,000	159,324
2.55%, 04/01/50 (a)	85,000	54,823
4.00%, 10/01/53 (a)	125,000	98,883
University of Miami
4.06%, 04/01/52	145,000	113,277
University of Notre Dame du Lac
3.44%, 02/15/45	135,000	103,970
3.39%, 02/15/48 (a)	159,000	117,760
University of Southern California
3.03%, 10/01/39	235,000	189,010
3.84%, 10/01/47 (a)	115,000	91,024
2.81%, 10/01/50 (a)	170,000	108,083
2.95%, 10/01/51 (a)	180,000	116,039
4.98%, 10/01/53 (a)	90,000	83,232
5.25%, 10/01/11	100,000	92,803
3.23%, 10/01/20 (a)	75,000	43,156
Washington University
3.52%, 04/15/54 (a)	125,000	89,946
4.35%, 04/15/22 (a)	155,000	118,987
William Marsh Rice University
3.57%, 05/15/45	140,000	110,475
3.77%, 05/15/55	125,000	95,128
Yale University
1.48%, 04/15/30 (a)	285,000	252,633
2.40%, 04/15/50 (a)	190,000	113,280
		9,830,493
Technology 2.3%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	350,000	349,149
4.05%, 10/04/29 (a)	300,000	298,212
4.25%, 10/04/31 (a)	300,000	297,270
4.50%, 10/04/34 (a)	400,000	389,396
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Adobe, Inc.
2.15%, 02/01/27 (a)	285,000	277,180
4.85%, 04/04/27 (a)	290,000	294,370
4.75%, 01/17/28 (a)	200,000	203,674
4.80%, 04/04/29 (a)	260,000	266,713
4.95%, 01/17/30 (a)	200,000	206,776
2.30%, 02/01/30 (a)	395,000	364,565
4.95%, 04/04/34 (a)	200,000	204,322
Advanced Micro Devices, Inc.
4.21%, 09/24/26	250,000	250,895
3.92%, 06/01/32 (a)	150,000	144,840
4.39%, 06/01/52 (a)(c)	225,000	188,906
Alphabet, Inc.
2.00%, 08/15/26 (a)	500,000	489,200
0.80%, 08/15/27 (a)	325,000	305,237
4.00%, 05/15/30 (a)	200,000	200,188
1.10%, 08/15/30 (a)	675,000	583,389
4.50%, 05/15/35 (a)	350,000	345,607
1.90%, 08/15/40 (a)	525,000	352,642
2.05%, 08/15/50 (a)	750,000	419,580
5.25%, 05/15/55 (a)	400,000	394,176
2.25%, 08/15/60 (a)	585,000	311,869
5.30%, 05/15/65 (a)	400,000	392,080
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	226,405
Analog Devices, Inc.
3.50%, 12/05/26 (a)	225,000	223,178
3.45%, 06/15/27 (a)	260,000	257,478
4.25%, 06/15/28 (a)	250,000	251,190
1.70%, 10/01/28 (a)	215,000	199,425
4.50%, 06/15/30 (a)	190,000	191,562
2.10%, 10/01/31 (a)	350,000	306,054
5.05%, 04/01/34 (a)	150,000	153,786
2.80%, 10/01/41 (a)	250,000	182,083
2.95%, 10/01/51 (a)	400,000	260,476
5.30%, 04/01/54 (a)	150,000	144,773
Apple, Inc.
2.45%, 08/04/26 (a)	630,000	619,416
2.05%, 09/11/26 (a)	495,000	483,689
3.35%, 02/09/27 (a)	720,000	713,117
3.20%, 05/11/27 (a)	560,000	553,034
3.00%, 06/20/27 (a)	275,000	270,350
2.90%, 09/12/27 (a)	625,000	611,887
3.00%, 11/13/27 (a)	450,000	441,634
1.20%, 02/08/28 (a)	800,000	747,048
4.00%, 05/10/28 (a)	450,000	451,629
4.00%, 05/12/28 (a)	300,000	300,690
1.40%, 08/05/28 (a)	650,000	602,459
3.25%, 08/08/29 (a)	300,000	291,591
2.20%, 09/11/29 (a)	500,000	464,375
1.65%, 05/11/30 (a)	600,000	534,528
4.20%, 05/12/30 (a)	300,000	301,479
1.25%, 08/20/30 (a)	380,000	329,943
1.65%, 02/08/31 (a)	820,000	716,262
1.70%, 08/05/31 (a)	300,000	260,901
4.50%, 05/12/32 (a)	300,000	303,891
3.35%, 08/08/32 (a)	300,000	283,314
4.30%, 05/10/33 (a)(c)	300,000	301,170
4.75%, 05/12/35 (a)	300,000	302,565
4.50%, 02/23/36 (a)	410,000	409,004
2.38%, 02/08/41 (a)	470,000	328,878
3.85%, 05/04/43	945,000	791,778
4.45%, 05/06/44	265,000	242,947
3.45%, 02/09/45	600,000	466,458
4.38%, 05/13/45	600,000	530,898
4.65%, 02/23/46 (a)	1,015,000	929,009
3.85%, 08/04/46 (a)	613,000	496,892
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 02/09/47 (a)	300,000	257,745
3.75%, 09/12/47 (a)	350,000	276,542
3.75%, 11/13/47 (a)	369,000	291,587
2.95%, 09/11/49 (a)	430,000	289,390
2.65%, 05/11/50 (a)	770,000	483,568
2.40%, 08/20/50 (a)	400,000	236,952
2.65%, 02/08/51 (a)	840,000	522,480
2.70%, 08/05/51 (a)	475,000	297,564
3.95%, 08/08/52 (a)	510,000	406,944
4.85%, 05/10/53 (a)(c)	250,000	238,463
2.55%, 08/20/60 (a)	475,000	274,507
2.80%, 02/08/61 (a)	600,000	356,184
2.85%, 08/05/61 (a)	460,000	276,248
4.10%, 08/08/62 (a)	360,000	284,285
Applied Materials, Inc.
3.30%, 04/01/27 (a)	500,000	493,885
1.75%, 06/01/30 (a)	250,000	222,368
5.10%, 10/01/35 (a)	145,000	149,514
5.85%, 06/15/41	240,000	254,366
4.35%, 04/01/47 (a)	240,000	206,026
2.75%, 06/01/50 (a)	260,000	163,064
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	225,000	220,867
5.15%, 08/21/29 (a)	155,000	157,571
2.95%, 02/15/32 (a)	155,000	136,535
5.88%, 04/10/34 (a)	160,000	165,344
Atlassian Corp.
5.25%, 05/15/29 (a)	150,000	154,058
5.50%, 05/15/34 (a)	235,000	241,479
Autodesk, Inc.
3.50%, 06/15/27 (a)	160,000	158,110
2.85%, 01/15/30 (a)	50,000	46,816
2.40%, 12/15/31 (a)	435,000	381,895
5.30%, 06/15/35 (a)	150,000	152,633
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	330,000	310,484
1.25%, 09/01/30 (a)	350,000	303,394
4.45%, 09/09/34 (a)	250,000	245,140
Avnet, Inc.
3.00%, 05/15/31 (a)	125,000	111,948
5.50%, 06/01/32 (a)	150,000	151,374
Baidu, Inc.
3.63%, 07/06/27	200,000	197,644
4.38%, 03/29/28 (a)	200,000	200,576
4.88%, 11/14/28 (a)	200,000	203,556
3.43%, 04/07/30 (a)	200,000	191,956
2.38%, 08/23/31 (a)	255,000	227,570
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	800,000	795,216
3.50%, 01/15/28 (a)	255,000	250,390
Broadcom, Inc.
3.46%, 09/15/26 (a)	244,000	241,743
5.05%, 07/12/27 (a)	375,000	380,696
1.95%, 02/15/28 (a)(d)	275,000	259,509
4.15%, 02/15/28 (a)	285,000	284,307
4.80%, 04/15/28 (a)	300,000	304,488
4.11%, 09/15/28 (a)	330,000	328,782
4.00%, 04/15/29 (a)(d)	210,000	207,218
4.75%, 04/15/29 (a)	470,000	476,176
5.05%, 07/12/29 (a)	640,000	655,674
4.35%, 02/15/30 (a)	400,000	398,692
5.00%, 04/15/30 (a)	200,000	204,430
5.05%, 04/15/30 (a)	200,000	204,888
4.15%, 11/15/30 (a)	523,000	514,951
2.45%, 02/15/31 (a)(d)	790,000	706,931
5.15%, 11/15/31 (a)	450,000	463,176
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 02/15/32 (a)	285,000	282,689
4.15%, 04/15/32 (a)(d)	420,000	404,956
5.20%, 04/15/32 (a)	300,000	308,643
4.30%, 11/15/32 (a)	615,000	596,845
2.60%, 02/15/33 (a)(d)	500,000	428,335
3.42%, 04/15/33 (a)(d)	610,000	553,227
3.47%, 04/15/34 (a)(d)	905,000	808,382
4.80%, 10/15/34 (a)	535,000	528,692
3.14%, 11/15/35 (a)(d)	916,000	773,196
3.19%, 11/15/36 (a)(d)	832,000	690,219
4.93%, 05/15/37 (a)(d)	705,000	684,527
3.50%, 02/15/41 (a)(d)	905,000	717,430
3.75%, 02/15/51 (a)(d)	550,000	411,763
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	250,000	234,383
2.60%, 05/01/31 (a)	250,000	222,975
Cadence Design Systems, Inc.
4.20%, 09/10/27	175,000	175,453
4.30%, 09/10/29 (a)	240,000	240,288
4.70%, 09/10/34 (a)	300,000	296,622
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	200,000	195,064
4.25%, 04/01/28 (a)	195,000	193,549
3.28%, 12/01/28 (a)	160,000	153,381
3.25%, 02/15/29 (a)	265,000	251,286
5.10%, 03/01/30 (a)	150,000	151,382
3.57%, 12/01/31 (a)	305,000	281,344
5.55%, 08/22/34 (a)	180,000	181,008
CGI, Inc.
1.45%, 09/14/26 (a)	200,000	193,250
4.95%, 03/14/30 (a)(d)	200,000	202,146
2.30%, 09/14/31 (a)	100,000	86,683
Cisco Systems, Inc.
2.50%, 09/20/26 (a)	450,000	442,152
4.80%, 02/26/27 (a)	530,000	536,625
4.55%, 02/24/28 (a)	300,000	304,122
4.85%, 02/26/29 (a)	810,000	830,323
4.75%, 02/24/30 (a)	300,000	306,852
4.95%, 02/26/31 (a)	700,000	720,251
4.95%, 02/24/32 (a)	300,000	307,623
5.05%, 02/26/34 (a)	770,000	788,518
5.10%, 02/24/35 (a)	375,000	384,161
5.90%, 02/15/39	575,000	619,171
5.50%, 01/15/40	515,000	532,273
5.30%, 02/26/54 (a)	595,000	577,477
5.50%, 02/24/55 (a)	220,000	219,712
5.35%, 02/26/64 (a)	315,000	304,573
Concentrix Corp.
6.65%, 08/02/26 (a)	210,000	213,885
6.60%, 08/02/28 (a)	250,000	262,427
6.85%, 08/02/33 (a)	155,000	162,102
Corning, Inc.
4.70%, 03/15/37	90,000	86,957
5.75%, 08/15/40	110,000	111,535
4.75%, 03/15/42	200,000	179,426
5.35%, 11/15/48 (a)	165,000	155,532
3.90%, 11/15/49 (a)	120,000	91,288
4.38%, 11/15/57 (a)	150,000	120,414
5.85%, 11/15/68 (a)	100,000	96,861
5.45%, 11/15/79 (a)	350,000	321,181
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (a)	530,000	532,650
6.10%, 07/15/27 (a)(c)	150,000	155,070
5.25%, 02/01/28 (a)	250,000	256,137
4.75%, 04/01/28 (a)	300,000	303,657
5.30%, 10/01/29 (a)	550,000	566,175
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.35%, 02/01/30 (a)	225,000	223,214
5.00%, 04/01/30 (a)	300,000	304,983
6.20%, 07/15/30 (a)	200,000	214,128
5.30%, 04/01/32 (a)	300,000	306,624
5.75%, 02/01/33 (a)	300,000	315,039
5.40%, 04/15/34 (a)	310,000	316,060
4.85%, 02/01/35 (a)	250,000	241,545
5.50%, 04/01/35 (a)	250,000	252,740
8.10%, 07/15/36 (a)	300,000	361,689
3.38%, 12/15/41 (a)	250,000	187,065
8.35%, 07/15/46 (a)	183,000	233,327
3.45%, 12/15/51 (a)	220,000	151,213
Dell, Inc.
7.10%, 04/15/28	90,000	96,215
6.50%, 04/15/38	150,000	160,478
DXC Technology Co.
1.80%, 09/15/26 (a)	210,000	202,986
2.38%, 09/15/28 (a)	200,000	186,236
Equifax, Inc.
5.10%, 12/15/27 (a)	325,000	330,304
5.10%, 06/01/28 (a)	200,000	203,898
3.10%, 05/15/30 (a)	250,000	233,880
2.35%, 09/15/31 (a)	300,000	261,882
Equinix, Inc.
2.90%, 11/18/26 (a)	250,000	245,120
1.80%, 07/15/27 (a)	185,000	176,322
1.55%, 03/15/28 (a)	215,000	200,399
2.00%, 05/15/28 (a)	185,000	173,265
3.20%, 11/18/29 (a)	350,000	332,206
2.15%, 07/15/30 (a)	300,000	267,108
2.50%, 05/15/31 (a)	300,000	265,980
3.90%, 04/15/32 (a)	350,000	331,618
3.00%, 07/15/50 (a)	195,000	122,035
2.95%, 09/15/51 (a)	205,000	126,104
3.40%, 02/15/52 (a)	145,000	97,336
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	220,000	214,852
3.45%, 03/01/32 (a)	160,000	145,856
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	250,000	233,390
2.25%, 03/01/31 (a)	225,000	197,809
5.10%, 07/15/32 (a)	225,000	229,505
3.10%, 03/01/41 (a)	240,000	176,784
4.50%, 08/15/46 (a)	125,000	102,588
Fiserv, Inc.
3.20%, 07/01/26 (a)	750,000	741,690
2.25%, 06/01/27 (a)	405,000	390,193
5.45%, 03/02/28 (a)	350,000	359,754
5.38%, 08/21/28 (a)	200,000	205,796
4.20%, 10/01/28 (a)	450,000	447,984
3.50%, 07/01/29 (a)	810,000	780,500
4.75%, 03/15/30 (a)	50,000	50,424
5.35%, 03/15/31 (a)	290,000	300,820
5.60%, 03/02/33 (a)	250,000	259,560
5.63%, 08/21/33 (a)	390,000	405,522
5.45%, 03/15/34 (a)	225,000	230,429
5.15%, 08/12/34 (a)	305,000	306,116
4.40%, 07/01/49 (a)	625,000	512,456
Flex Ltd.
6.00%, 01/15/28 (a)	105,000	108,442
4.88%, 06/15/29 (a)	250,000	251,712
4.88%, 05/12/30 (a)	250,000	251,130
5.25%, 01/15/32 (a)	75,000	75,863
Fortinet, Inc.
2.20%, 03/15/31 (a)	195,000	171,947
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	125,000	129,736
Global Payments, Inc.
2.15%, 01/15/27 (a)	350,000	338,789
4.45%, 06/01/28 (a)	175,000	174,904
3.20%, 08/15/29 (a)	400,000	378,396
5.30%, 08/15/29 (a)	250,000	254,605
2.90%, 05/15/30 (a)	275,000	253,104
2.90%, 11/15/31 (a)	200,000	177,042
4.15%, 08/15/49 (a)	260,000	193,201
5.95%, 08/15/52 (a)(c)	200,000	192,802
Hewlett Packard Enterprise Co.
4.45%, 09/25/26	375,000	375,701
4.40%, 09/25/27 (a)	350,000	350,483
5.25%, 07/01/28 (a)	150,000	153,912
4.55%, 10/15/29 (a)	500,000	497,670
4.85%, 10/15/31 (a)	300,000	298,917
5.00%, 10/15/34 (a)	590,000	572,955
6.20%, 10/15/35 (a)	225,000	238,295
6.35%, 10/15/45 (a)	460,000	472,374
5.60%, 10/15/54 (a)	450,000	415,741
HP, Inc.
3.00%, 06/17/27 (a)	300,000	292,953
4.75%, 01/15/28 (a)	285,000	288,389
4.00%, 04/15/29 (a)	300,000	293,853
3.40%, 06/17/30 (a)	200,000	187,956
2.65%, 06/17/31 (a)	275,000	242,987
4.20%, 04/15/32 (a)	230,000	219,901
5.50%, 01/15/33 (a)	400,000	408,268
6.00%, 09/15/41	350,000	353,510
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (a)	120,000	120,761
4.90%, 02/05/34 (a)	300,000	299,547
5.25%, 02/05/44 (a)	300,000	288,003
5.30%, 02/05/54 (a)	425,000	397,902
Intel Corp.
3.75%, 03/25/27 (a)	275,000	272,288
3.15%, 05/11/27 (a)	370,000	362,559
3.75%, 08/05/27 (a)	345,000	340,525
4.88%, 02/10/28 (a)	555,000	562,393
1.60%, 08/12/28 (a)	310,000	284,971
4.00%, 08/05/29 (a)	250,000	244,897
2.45%, 11/15/29 (a)	630,000	576,261
5.13%, 02/10/30 (a)	50,000	51,155
3.90%, 03/25/30 (a)	450,000	436,635
5.00%, 02/21/31 (a)	150,000	152,525
2.00%, 08/12/31 (a)	425,000	365,275
4.15%, 08/05/32 (a)	375,000	356,074
4.00%, 12/15/32	145,000	135,977
5.20%, 02/10/33 (a)	725,000	731,423
5.15%, 02/21/34 (a)	315,000	314,395
4.60%, 03/25/40 (a)	250,000	219,983
2.80%, 08/12/41 (a)	300,000	202,011
4.80%, 10/01/41	200,000	174,832
4.25%, 12/15/42	175,000	140,882
5.63%, 02/10/43 (a)	105,000	99,924
4.90%, 07/29/45 (a)	255,000	217,380
4.10%, 05/19/46 (a)	360,000	270,979
4.10%, 05/11/47 (a)	305,000	228,872
3.73%, 12/08/47 (a)	570,000	402,483
3.25%, 11/15/49 (a)	595,000	377,539
4.75%, 03/25/50 (a)	670,000	546,318
3.05%, 08/12/51 (a)	450,000	268,254
4.90%, 08/05/52 (a)	450,000	372,559
5.70%, 02/10/53 (a)	490,000	456,018
5.60%, 02/21/54 (a)	235,000	215,833
3.10%, 02/15/60 (a)	220,000	123,475
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 03/25/60 (a)	300,000	243,984
3.20%, 08/12/61 (a)	295,000	168,041
5.05%, 08/05/62 (a)	335,000	272,851
5.90%, 02/10/63 (a)	400,000	376,888
International Business Machines Corp.
3.30%, 01/27/27	150,000	148,154
2.20%, 02/09/27 (a)	255,000	247,363
1.70%, 05/15/27 (a)	410,000	392,116
4.15%, 07/27/27 (a)	265,000	265,106
4.50%, 02/06/28 (a)	475,000	479,451
4.65%, 02/10/28 (a)	300,000	303,549
3.50%, 05/15/29	1,010,000	981,962
4.80%, 02/10/30 (a)	300,000	304,935
1.95%, 05/15/30 (a)	400,000	356,948
2.72%, 02/09/32 (a)	150,000	133,716
5.00%, 02/10/32 (a)	250,000	255,157
4.40%, 07/27/32 (a)	300,000	295,929
5.88%, 11/29/32	200,000	215,878
5.20%, 02/10/35 (a)	275,000	279,141
4.15%, 05/15/39	550,000	484,797
5.60%, 11/30/39	195,000	199,935
2.85%, 05/15/40 (a)	250,000	184,653
4.00%, 06/20/42	375,000	311,299
4.70%, 02/19/46	215,000	189,836
4.25%, 05/15/49	880,000	709,922
2.95%, 05/15/50 (a)	240,000	153,137
3.43%, 02/09/52 (a)	135,000	93,078
4.90%, 07/27/52 (a)	220,000	195,631
5.10%, 02/06/53 (a)	165,000	150,698
5.70%, 02/10/55 (a)	300,000	297,288
7.13%, 12/01/96	125,000	151,834
Intuit, Inc.
5.25%, 09/15/26 (a)	200,000	202,410
1.35%, 07/15/27 (a)	240,000	227,686
1.65%, 07/15/30 (a)	315,000	278,517
5.20%, 09/15/33 (a)	400,000	414,488
5.50%, 09/15/53 (a)	365,000	362,872
Jabil, Inc.
3.95%, 01/12/28 (a)	225,000	222,707
5.45%, 02/01/29 (a)	115,000	118,051
3.60%, 01/15/30 (a)	225,000	215,163
3.00%, 01/15/31 (a)	250,000	228,250
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	165,000	160,500
2.00%, 12/10/30 (a)	150,000	130,635
5.95%, 03/15/41	110,000	109,724
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	225,000	225,943
3.00%, 10/30/29 (a)	175,000	164,714
5.35%, 07/30/30 (a)	250,000	258,120
KLA Corp.
4.10%, 03/15/29 (a)	204,000	203,837
4.65%, 07/15/32 (a)	300,000	302,121
5.00%, 03/15/49 (a)	125,000	116,065
3.30%, 03/01/50 (a)	265,000	183,831
4.95%, 07/15/52 (a)	430,000	392,431
5.25%, 07/15/62 (a)	265,000	248,965
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	200,000	193,914
2.70%, 10/15/28 (a)	150,000	141,768
3.15%, 10/15/31 (a)	200,000	180,780
6.35%, 02/20/34 (a)	150,000	160,371
4.10%, 10/15/41 (a)	100,000	79,696
Lam Research Corp.
4.00%, 03/15/29 (a)	310,000	308,050
1.90%, 06/15/30 (a)	250,000	223,275
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 03/15/49 (a)	245,000	223,746
2.88%, 06/15/50 (a)	225,000	145,541
3.13%, 06/15/60 (a)	125,000	78,274
Leidos, Inc.
4.38%, 05/15/30 (a)	385,000	379,810
2.30%, 02/15/31 (a)	400,000	350,312
5.75%, 03/15/33 (a)	50,000	52,249
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	350,000	332,885
4.88%, 06/22/28 (a)	199,000	201,541
5.75%, 02/15/29 (a)	75,000	78,074
2.95%, 04/15/31 (a)	150,000	136,638
5.95%, 09/15/33 (a)	130,000	137,424
Mastercard, Inc.
2.95%, 11/21/26 (a)	225,000	221,927
3.30%, 03/26/27 (a)	300,000	296,934
4.10%, 01/15/28 (a)	200,000	200,830
3.50%, 02/26/28 (a)	180,000	177,903
4.88%, 03/09/28 (a)	210,000	214,943
4.55%, 03/15/28 (a)	125,000	126,779
2.95%, 06/01/29 (a)	320,000	307,498
3.35%, 03/26/30 (a)	400,000	385,952
1.90%, 03/15/31 (a)	165,000	145,819
2.00%, 11/18/31 (a)	320,000	279,213
4.35%, 01/15/32 (a)	320,000	318,864
4.95%, 03/15/32 (a)	150,000	154,437
4.85%, 03/09/33 (a)	150,000	152,907
4.88%, 05/09/34 (a)	200,000	202,524
4.55%, 01/15/35 (a)	350,000	344,358
3.80%, 11/21/46 (a)	125,000	100,229
3.95%, 02/26/48 (a)	200,000	161,626
3.65%, 06/01/49 (a)	295,000	225,802
3.85%, 03/26/50 (a)	450,000	355,441
2.95%, 03/15/51 (a)	250,000	165,323
Microchip Technology, Inc.
4.90%, 03/15/28	300,000	303,672
5.05%, 03/15/29 (a)	255,000	259,105
5.05%, 02/15/30 (a)	300,000	304,497
Micron Technology, Inc.
5.38%, 04/15/28 (a)	150,000	154,190
5.33%, 02/06/29 (a)	200,000	204,782
6.75%, 11/01/29 (a)	350,000	378,521
4.66%, 02/15/30 (a)	250,000	250,045
5.30%, 01/15/31 (a)	250,000	256,135
2.70%, 04/15/32 (a)	350,000	304,769
5.88%, 02/09/33 (a)	200,000	208,668
5.88%, 09/15/33 (a)	265,000	277,362
5.80%, 01/15/35 (a)	200,000	206,810
6.05%, 11/01/35 (a)	405,000	423,784
3.37%, 11/01/41 (a)	200,000	147,422
3.48%, 11/01/51 (a)	215,000	146,761
Microsoft Corp.
2.40%, 08/08/26 (a)	1,155,000	1,135,723
3.40%, 09/15/26 (a)	130,000	129,220
3.30%, 02/06/27 (a)	1,200,000	1,188,312
3.40%, 06/15/27 (a)	185,000	183,966
1.35%, 09/15/30 (a)	180,000	157,698
3.50%, 02/12/35 (a)	525,000	490,791
4.20%, 11/03/35 (a)	200,000	197,532
3.45%, 08/08/36 (a)	620,000	557,188
4.10%, 02/06/37 (a)	310,000	296,577
5.20%, 06/01/39	105,000	110,151
3.50%, 11/15/42	130,000	105,381
4.45%, 11/03/45 (a)	235,000	215,060
3.70%, 08/08/46 (a)	600,000	483,468
4.25%, 02/06/47 (a)	410,000	365,134
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 06/15/47 (a)	183,000	166,197
2.53%, 06/01/50 (a)	1,860,000	1,151,712
2.50%, 09/15/50 (a)	460,000	282,918
2.92%, 03/17/52 (a)	1,809,000	1,201,339
4.00%, 02/12/55 (a)	185,000	151,239
3.95%, 08/08/56 (a)	200,000	159,618
4.50%, 02/06/57 (a)	250,000	224,393
2.68%, 06/01/60 (a)	960,000	568,166
3.04%, 03/17/62 (a)	591,000	379,883
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	97,977
4.25%, 02/01/29 (a)	120,000	120,072
2.00%, 08/19/31 (a)	210,000	182,333
5.00%, 08/05/34 (a)	150,000	151,625
2.75%, 08/19/41 (a)	195,000	137,762
5.25%, 07/15/44	175,000	166,957
4.88%, 12/17/48 (a)	150,000	134,225
3.25%, 05/20/50 (a)	100,000	67,397
3.75%, 02/25/52 (a)	185,000	137,838
3.10%, 11/29/61 (a)	190,000	118,104
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	275,000	277,123
5.00%, 04/15/29 (a)	50,000	50,881
4.60%, 05/23/29 (a)	200,000	201,196
4.85%, 08/15/30 (a)	170,000	171,938
2.30%, 11/15/30 (a)	275,000	244,689
2.75%, 05/24/31 (a)	345,000	310,148
5.60%, 06/01/32 (a)	180,000	187,493
5.20%, 08/15/32 (a)	150,000	152,562
5.40%, 04/15/34 (a)	215,000	219,487
5.55%, 08/15/35 (a)	260,000	265,278
5.50%, 09/01/44	100,000	98,124
NetApp, Inc.
2.38%, 06/22/27 (a)	195,000	187,574
2.70%, 06/22/30 (a)	250,000	228,535
5.70%, 03/17/35 (a)	200,000	205,670
Nokia OYJ
4.38%, 06/12/27	190,000	189,316
6.63%, 05/15/39	175,000	181,865
NVIDIA Corp.
3.20%, 09/16/26 (a)	295,000	292,416
1.55%, 06/15/28 (a)	365,000	341,560
2.85%, 04/01/30 (a)	400,000	379,488
2.00%, 06/15/31 (a)	230,000	204,178
3.50%, 04/01/40 (a)	350,000	294,945
3.50%, 04/01/50 (a)	600,000	449,142
3.70%, 04/01/60 (a)	175,000	129,068
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	130,000	134,260
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27 (a)	165,000	161,614
4.40%, 06/01/27 (a)	170,000	170,394
4.30%, 06/18/29 (a)	320,000	317,194
3.40%, 05/01/30 (a)	275,000	260,612
2.50%, 05/11/31 (a)	315,000	278,280
2.65%, 02/15/32 (a)	300,000	261,189
5.00%, 01/15/33 (a)	255,000	254,546
3.25%, 05/11/41 (a)	300,000	221,049
3.13%, 02/15/42 (a)	95,000	67,645
3.25%, 11/30/51 (a)	150,000	97,191
Oracle Corp.
2.65%, 07/15/26 (a)	866,000	850,386
2.80%, 04/01/27 (a)	735,000	716,654
3.25%, 11/15/27 (a)	800,000	782,072
2.30%, 03/25/28 (a)	635,000	602,983
4.50%, 05/06/28 (a)	250,000	251,430
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 08/03/28 (a)	400,000	406,648
4.20%, 09/27/29 (a)	400,000	397,420
6.15%, 11/09/29 (a)	350,000	373,614
2.95%, 04/01/30 (a)	950,000	887,509
4.65%, 05/06/30 (a)	200,000	201,974
3.25%, 05/15/30 (a)	150,000	141,689
2.88%, 03/25/31 (a)	945,000	861,755
5.25%, 02/03/32 (a)	400,000	410,688
6.25%, 11/09/32 (a)	650,000	703,592
4.90%, 02/06/33 (a)	465,000	466,232
4.30%, 07/08/34 (a)	525,000	498,844
4.70%, 09/27/34 (a)	500,000	485,720
3.90%, 05/15/35 (a)	445,000	401,701
5.50%, 08/03/35 (a)	500,000	511,375
3.85%, 07/15/36 (a)	355,000	312,673
3.80%, 11/15/37 (a)	535,000	458,672
6.50%, 04/15/38	410,000	446,437
6.13%, 07/08/39	430,000	452,102
3.60%, 04/01/40 (a)	775,000	620,945
5.38%, 07/15/40	600,000	586,398
3.65%, 03/25/41 (a)	750,000	591,585
4.50%, 07/08/44 (a)	330,000	278,764
4.13%, 05/15/45 (a)	590,000	469,369
4.00%, 07/15/46 (a)	920,000	710,212
4.00%, 11/15/47 (a)	710,000	544,556
3.60%, 04/01/50 (a)	1,320,000	924,858
3.95%, 03/25/51 (a)	895,000	661,351
6.90%, 11/09/52 (a)	735,000	818,511
5.55%, 02/06/53 (a)	660,000	621,410
5.38%, 09/27/54 (a)	505,000	461,646
4.38%, 05/15/55 (a)	375,000	293,842
6.00%, 08/03/55 (a)	500,000	499,700
3.85%, 04/01/60 (a)	1,000,000	689,710
4.10%, 03/25/61 (a)	520,000	376,324
5.50%, 09/27/64 (a)	365,000	332,581
Paychex, Inc.
5.10%, 04/15/30 (a)	400,000	409,680
5.35%, 04/15/32 (a)	400,000	410,804
5.60%, 04/15/35 (a)	400,000	413,680
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	400,000	392,872
3.90%, 06/01/27 (a)	150,000	149,558
2.85%, 10/01/29 (a)	425,000	401,378
2.30%, 06/01/30 (a)	300,000	273,210
4.40%, 06/01/32 (a)	315,000	311,639
5.15%, 06/01/34 (a)	205,000	208,221
5.10%, 04/01/35 (a)	150,000	150,618
3.25%, 06/01/50 (a)	405,000	275,728
5.05%, 06/01/52 (a)	310,000	286,772
5.50%, 06/01/54 (a)	60,000	58,894
5.25%, 06/01/62 (a)	145,000	133,419
Qorvo, Inc.
4.38%, 10/15/29 (a)	225,000	218,981
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	550,000	543,328
1.30%, 05/20/28 (a)	234,000	217,559
2.15%, 05/20/30 (a)	450,000	409,549
4.50%, 05/20/30 (a)	150,000	151,644
1.65%, 05/20/32 (a)	480,000	399,566
4.25%, 05/20/32 (a)	170,000	168,258
5.40%, 05/20/33 (a)	65,000	68,560
4.65%, 05/20/35 (a)	300,000	297,333
4.80%, 05/20/45 (a)	450,000	410,868
4.30%, 05/20/47 (a)	455,000	382,104
3.25%, 05/20/50 (a)	260,000	179,392
4.50%, 05/20/52 (a)	300,000	254,232
6.00%, 05/20/53 (a)	375,000	395,302
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RELX Capital, Inc.
4.00%, 03/18/29 (a)	285,000	282,965
3.00%, 05/22/30 (a)	200,000	188,632
4.75%, 05/20/32 (a)	150,000	151,194
5.25%, 03/27/35 (a)	300,000	307,164
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	235,000	233,202
1.40%, 09/15/27 (a)	295,000	277,681
4.20%, 09/15/28 (a)	250,000	249,440
2.95%, 09/15/29 (a)	220,000	207,970
4.50%, 10/15/29 (a)	45,000	45,120
2.00%, 06/30/30 (a)	200,000	177,840
1.75%, 02/15/31 (a)	300,000	257,655
4.75%, 02/15/32 (a)	150,000	150,342
4.90%, 10/15/34 (a)	300,000	296,481
S&P Global, Inc.
2.95%, 01/22/27 (a)	245,000	240,955
2.45%, 03/01/27 (a)	255,000	248,245
4.75%, 08/01/28 (a)	215,000	218,156
2.70%, 03/01/29 (a)	350,000	331,961
4.25%, 05/01/29 (a)	240,000	240,132
1.25%, 08/15/30 (a)	250,000	215,545
2.90%, 03/01/32 (a)	490,000	445,630
5.25%, 09/15/33 (a)	265,000	275,409
3.25%, 12/01/49 (a)	205,000	144,714
3.70%, 03/01/52 (a)	295,000	222,716
2.30%, 08/15/60 (a)	200,000	102,552
3.90%, 03/01/62 (a)	185,000	138,306
Salesforce, Inc.
3.70%, 04/11/28 (a)	435,000	432,286
1.50%, 07/15/28 (a)	300,000	278,937
1.95%, 07/15/31 (a)	450,000	394,897
2.70%, 07/15/41 (a)	390,000	280,913
2.90%, 07/15/51 (a)	585,000	375,307
3.05%, 07/15/61 (a)	415,000	254,644
ServiceNow, Inc.
1.40%, 09/01/30 (a)	540,000	468,034
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	215,000	189,583
Synopsys, Inc.
4.55%, 04/01/27	275,000	276,485
4.65%, 04/01/28 (a)	275,000	277,964
4.85%, 04/01/30 (a)	500,000	507,250
5.00%, 04/01/32 (a)	400,000	405,360
5.15%, 04/01/35 (a)	700,000	706,104
5.70%, 04/01/55 (a)	500,000	497,520
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	150,000	145,188
2.38%, 08/09/28 (a)	175,000	164,351
6.10%, 04/12/34 (a)	150,000	157,851
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	135,903
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	245,000	216,798
Texas Instruments, Inc.
1.13%, 09/15/26 (a)	250,000	241,668
2.90%, 11/03/27 (a)	310,000	302,842
4.60%, 02/15/28 (a)	150,000	152,418
4.60%, 02/08/29 (a)	200,000	203,608
2.25%, 09/04/29 (a)	350,000	324,982
1.75%, 05/04/30 (a)	350,000	312,270
3.65%, 08/16/32 (a)	280,000	265,384
4.90%, 03/14/33 (a)	250,000	255,987
3.88%, 03/15/39 (a)	190,000	168,179
4.15%, 05/15/48 (a)	470,000	388,168
2.70%, 09/15/51 (a)	175,000	106,411
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 08/16/52 (a)	190,000	150,959
5.00%, 03/14/53 (a)	235,000	216,968
5.15%, 02/08/54 (a)	225,000	212,398
5.05%, 05/18/63 (a)	400,000	367,768
TR Finance LLC
5.50%, 08/15/35	100,000	101,435
5.85%, 04/15/40	125,000	128,563
5.65%, 11/23/43 (a)	120,000	117,041
Trimble, Inc.
4.90%, 06/15/28 (a)	175,000	177,758
6.10%, 03/15/33 (a)	250,000	265,865
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	265,000	256,435
3.88%, 04/22/27 (a)	385,000	383,164
4.13%, 04/22/29 (a)	220,000	219,118
2.50%, 10/25/31 (a)	350,000	314,247
4.25%, 04/22/32 (a)	335,000	330,293
3.13%, 10/25/41 (a)	200,000	155,226
3.25%, 10/25/51 (a)	295,000	213,878
4.50%, 04/22/52 (a)(c)	385,000	347,828
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	150,000	146,970
4.50%, 02/09/31 (a)	125,000	124,983
2.50%, 02/04/32 (a)	225,000	198,524
7.13%, 10/01/37	160,000	184,122
VeriSign, Inc.
4.75%, 07/15/27 (a)	180,000	180,077
2.70%, 06/15/31 (a)	185,000	165,668
5.25%, 06/01/32 (a)	120,000	122,424
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	275,000	273,413
5.25%, 06/05/34 (a)	150,000	153,218
5.50%, 06/15/45 (a)	100,000	95,983
3.63%, 05/15/50 (a)	225,000	160,927
Visa, Inc.
1.90%, 04/15/27 (a)	400,000	386,488
0.75%, 08/15/27 (a)	215,000	201,864
2.75%, 09/15/27 (a)	225,000	219,872
2.05%, 04/15/30 (a)	460,000	418,821
1.10%, 02/15/31 (a)	330,000	281,718
4.15%, 12/14/35 (a)	510,000	486,030
2.70%, 04/15/40 (a)	260,000	196,492
4.30%, 12/14/45 (a)	925,000	805,712
3.65%, 09/15/47 (a)	310,000	242,042
2.00%, 08/15/50 (a)	425,000	231,566
VMware LLC
1.40%, 08/15/26 (a)	535,000	517,730
4.65%, 05/15/27 (a)	50,000	50,304
3.90%, 08/21/27 (a)	350,000	347,203
1.80%, 08/15/28 (a)	265,000	245,215
4.70%, 05/15/30 (a)	200,000	200,914
2.20%, 08/15/31 (a)	510,000	442,950
Western Digital Corp.
2.85%, 02/01/29 (a)	245,000	227,970
3.10%, 02/01/32 (a)	150,000	132,960
Western Union Co.
2.75%, 03/15/31 (a)	155,000	135,943
6.20%, 11/17/36	200,000	204,104
Workday, Inc.
3.50%, 04/01/27 (a)	320,000	316,042
3.70%, 04/01/29 (a)	225,000	219,926
3.80%, 04/01/32 (a)	300,000	282,102
Xilinx, Inc.
2.38%, 06/01/30 (a)	225,000	206,350
		194,464,746
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	186,178	165,733
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 04/01/28	101,336	99,481
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	172,334	168,198
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	140,536	136,592
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	148,918	144,419
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	142,645	136,660
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	59,829	56,307
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	73,800	70,959
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	121,123	114,768
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	131,168	120,323
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	200,000	197,334
6.20%, 08/15/36	100,000	110,377
6.15%, 05/01/37	105,000	114,632
5.75%, 05/01/40 (a)	165,000	172,861
5.05%, 03/01/41 (a)	200,000	192,128
5.40%, 06/01/41 (a)	250,000	249,025
4.95%, 09/15/41 (a)	115,000	108,440
4.40%, 03/15/42 (a)	265,000	234,954
4.38%, 09/01/42 (a)	350,000	307,146
5.15%, 09/01/43 (a)	200,000	192,824
4.90%, 04/01/44 (a)	150,000	140,354
4.55%, 09/01/44 (a)	375,000	332,831
4.70%, 09/01/45 (a)	250,000	225,752
3.90%, 08/01/46 (a)	405,000	324,202
4.13%, 06/15/47 (a)	250,000	205,557
4.15%, 12/15/48 (a)	330,000	272,976
3.55%, 02/15/50 (a)	405,000	298,704
3.05%, 02/15/51 (a)	355,000	235,937
3.30%, 09/15/51 (a)	350,000	243,418
2.88%, 06/15/52 (a)	150,000	95,073
4.45%, 01/15/53 (a)	305,000	257,935
5.20%, 04/15/54 (a)	490,000	464,691
5.80%, 03/15/56 (a)	270,000	278,248
Canadian National Railway Co.
6.90%, 07/15/28	265,000	285,206
3.85%, 08/05/32 (a)	300,000	285,489
4.38%, 09/18/34 (a)	200,000	192,798
6.38%, 11/15/37	200,000	222,090
3.20%, 08/02/46 (a)	250,000	178,833
3.65%, 02/03/48 (a)	235,000	179,592
4.45%, 01/20/49 (a)	200,000	173,074
2.45%, 05/01/50 (a)	200,000	117,816
4.40%, 08/05/52 (a)	250,000	212,762
6.13%, 11/01/53 (a)	50,000	54,577
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	295,000	284,843
4.00%, 06/01/28 (a)	150,000	149,216
2.88%, 11/15/29 (a)	150,000	140,978
2.05%, 03/05/30 (a)	245,000	220,885
7.13%, 10/15/31	95,000	106,964
2.45%, 12/02/31 (a)	400,000	351,272
4.80%, 09/15/35 (a)	145,000	141,649
5.95%, 05/15/37	155,000	164,891
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 12/02/41 (a)	300,000	218,424
4.30%, 05/15/43 (a)	125,000	107,320
4.80%, 08/01/45 (a)	150,000	133,830
4.95%, 08/15/45 (a)	160,000	146,390
4.70%, 05/01/48 (a)	150,000	132,320
3.50%, 05/01/50 (a)	125,000	89,206
3.10%, 12/02/51 (a)	610,000	401,380
4.20%, 11/15/69 (a)	125,000	94,294
6.13%, 09/15/15 (a)	254,000	259,448
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	185,000	184,058
CSX Corp.
2.60%, 11/01/26 (a)	200,000	195,772
3.25%, 06/01/27 (a)	313,000	308,045
3.80%, 03/01/28 (a)	300,000	297,468
4.25%, 03/15/29 (a)	150,000	150,095
2.40%, 02/15/30 (a)	225,000	207,675
4.10%, 11/15/32 (a)	85,000	82,493
5.20%, 11/15/33 (a)	100,000	103,443
6.00%, 10/01/36	200,000	214,972
6.15%, 05/01/37	250,000	271,415
6.22%, 04/30/40	225,000	243,130
5.50%, 04/15/41 (a)	150,000	150,293
4.75%, 05/30/42 (a)	50,000	45,805
4.40%, 03/01/43 (a)	180,000	157,244
4.10%, 03/15/44 (a)	250,000	208,035
3.80%, 11/01/46 (a)	260,000	202,722
4.30%, 03/01/48 (a)	100,000	83,302
4.75%, 11/15/48 (a)	220,000	195,270
4.50%, 03/15/49 (a)	200,000	170,394
3.35%, 09/15/49 (a)	260,000	182,062
3.80%, 04/15/50 (a)	150,000	114,198
3.95%, 05/01/50 (a)	150,000	117,149
2.50%, 05/15/51 (a)	250,000	144,860
4.50%, 11/15/52 (a)	345,000	291,853
4.50%, 08/01/54 (a)	150,000	125,996
4.25%, 11/01/66 (a)	200,000	154,612
4.65%, 03/01/68 (a)	125,000	102,814
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	196,288	185,944
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	120,000	119,395
4.95%, 07/10/28 (a)	290,000	291,708
3.75%, 10/28/29 (a)	210,000	201,012
5.25%, 07/10/30 (a)	290,000	292,265
Federal Express Corp. Pass-Through Trusts
1.88%, 08/20/35	212,624	183,890
FedEx Corp.
3.40%, 02/15/28 (a)(d)	150,000	146,483
3.10%, 08/05/29 (a)	110,000	104,303
3.10%, 08/05/29 (a)(d)	225,000	212,987
4.25%, 05/15/30 (a)	90,000	89,443
4.25%, 05/15/30 (a)(d)	100,000	98,125
2.40%, 05/15/31 (a)(c)	100,000	88,626
2.40%, 05/15/31 (a)(d)	230,000	202,262
4.90%, 01/15/34 (d)	112,000	109,161
3.90%, 02/01/35 (d)	155,000	138,717
3.25%, 05/15/41 (a)(d)	100,000	71,762
3.88%, 08/01/42 (d)	100,000	76,622
5.10%, 01/15/44 (d)	175,000	154,357
4.10%, 02/01/45 (d)	187,000	143,433
4.75%, 11/15/45 (a)	95,000	78,951
4.75%, 11/15/45 (a)(d)	265,000	221,574
4.55%, 04/01/46 (a)(d)	325,000	264,618
4.40%, 01/15/47 (a)(d)	215,000	169,758
4.05%, 02/15/48 (a)(d)	275,000	204,168
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 10/17/48 (a)(d)	255,000	216,087
5.25%, 05/15/50 (a)(c)(d)	300,000	265,665
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	295,000	285,383
6.50%, 05/06/34 (a)	215,000	224,727
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	171,109	148,438
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	165,800	154,773
Kirby Corp.
4.20%, 03/01/28 (a)	150,000	148,724
Norfolk Southern Corp.
7.80%, 05/15/27	140,000	149,276
3.15%, 06/01/27 (a)	100,000	98,138
2.55%, 11/01/29 (a)	200,000	185,922
5.05%, 08/01/30 (a)	170,000	175,676
2.30%, 05/15/31 (a)	200,000	177,792
3.00%, 03/15/32 (a)	235,000	213,110
4.45%, 03/01/33 (a)	100,000	97,899
4.84%, 10/01/41	230,000	212,336
3.95%, 10/01/42 (a)	100,000	81,775
4.45%, 06/15/45 (a)	250,000	213,737
4.65%, 01/15/46 (a)	170,000	149,250
3.94%, 11/01/47 (a)	250,000	196,265
4.15%, 02/28/48 (a)	275,000	221,897
4.10%, 05/15/49 (a)	100,000	79,330
3.40%, 11/01/49 (a)	150,000	105,365
3.05%, 05/15/50 (a)	300,000	197,004
2.90%, 08/25/51 (a)	75,000	47,105
4.05%, 08/15/52 (a)	250,000	193,797
3.70%, 03/15/53 (a)	125,000	90,978
4.55%, 06/01/53 (a)	270,000	228,563
3.16%, 05/15/55 (a)	260,000	166,917
5.95%, 03/15/64 (a)	90,000	92,625
5.10%, 08/01/18 (a)	315,000	269,832
4.10%, 05/15/21 (a)	195,000	134,985
Ryder System, Inc.
1.75%, 09/01/26 (a)	160,000	155,261
2.90%, 12/01/26 (a)	150,000	146,732
2.85%, 03/01/27 (a)	235,000	229,271
5.30%, 03/15/27 (a)	50,000	50,776
4.30%, 06/15/27 (a)	50,000	50,036
5.25%, 06/01/28 (a)	255,000	261,655
6.30%, 12/01/28 (a)	100,000	106,050
5.38%, 03/15/29 (a)	35,000	36,020
4.95%, 09/01/29 (a)	50,000	50,895
6.60%, 12/01/33 (a)	200,000	220,096
Southwest Airlines Co.
3.00%, 11/15/26 (a)	100,000	98,018
5.13%, 06/15/27 (a)	475,000	479,370
3.45%, 11/16/27 (a)	125,000	121,838
2.63%, 02/10/30 (a)	140,000	127,723
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	205,000	178,071
Union Pacific Corp.
2.15%, 02/05/27 (a)	175,000	169,972
3.00%, 04/15/27 (a)	75,000	73,653
3.95%, 09/10/28 (a)	300,000	298,650
6.63%, 02/01/29	160,000	173,019
3.70%, 03/01/29 (a)	325,000	319,790
2.40%, 02/05/30 (a)	380,000	350,953
2.38%, 05/20/31 (a)	300,000	270,054
2.80%, 02/14/32 (a)	400,000	361,316
4.50%, 01/20/33 (a)	50,000	49,755
3.38%, 02/01/35 (a)	150,000	133,965
2.89%, 04/06/36 (a)	250,000	207,382
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 09/15/37 (a)	200,000	174,132
3.55%, 08/15/39 (a)	165,000	138,346
3.20%, 05/20/41 (a)	350,000	268,201
3.38%, 02/14/42 (a)	100,000	77,747
4.05%, 11/15/45 (a)	120,000	97,900
4.05%, 03/01/46 (a)	175,000	142,321
3.35%, 08/15/46 (a)	105,000	75,833
4.00%, 04/15/47 (a)	200,000	160,254
4.50%, 09/10/48 (a)	130,000	111,232
4.30%, 03/01/49 (a)	275,000	227,879
3.25%, 02/05/50 (a)	715,000	494,787
3.80%, 10/01/51 (a)	305,000	230,083
2.95%, 03/10/52 (a)	110,000	70,225
3.50%, 02/14/53 (a)	355,000	251,730
5.60%, 12/01/54 (a)	300,000	298,941
3.88%, 02/01/55 (a)	170,000	128,185
3.95%, 08/15/59 (a)	150,000	110,817
3.84%, 03/20/60 (a)	550,000	396,880
3.55%, 05/20/61 (a)	200,000	134,256
2.97%, 09/16/62 (a)	350,000	204,148
5.15%, 01/20/63 (a)	20,000	18,264
4.10%, 09/15/67 (a)	225,000	166,460
3.75%, 02/05/70 (a)	265,000	180,134
3.80%, 04/06/71 (a)	410,000	281,608
3.85%, 02/14/72 (a)	165,000	114,489
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	173,753	171,496
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	160,128	152,996
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	174,614	164,750
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	142,861	135,325
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	134,805	128,614
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	227,067	203,484
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	274,272	279,524
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	401,232	407,218
United Airlines Pass-Through Trust
5.45%, 08/15/38	247,824	249,884
5.88%, 08/15/38	49,565	49,281
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	230,000	224,827
3.05%, 11/15/27 (a)	300,000	293,526
3.40%, 03/15/29 (a)	125,000	121,943
2.50%, 09/01/29 (a)	275,000	257,018
4.45%, 04/01/30 (a)	325,000	328,932
4.88%, 03/03/33 (a)	240,000	244,212
5.15%, 05/22/34 (a)	250,000	256,530
5.25%, 05/14/35 (a)	300,000	306,591
6.20%, 01/15/38	400,000	436,980
5.20%, 04/01/40 (a)	230,000	226,193
4.88%, 11/15/40 (a)	160,000	151,411
3.63%, 10/01/42	110,000	85,899
3.40%, 11/15/46 (a)	235,000	169,938
3.75%, 11/15/47 (a)	360,000	273,442
4.25%, 03/15/49 (a)	210,000	171,125
3.40%, 09/01/49 (a)	300,000	210,087
5.30%, 04/01/50 (a)(c)	350,000	332,398
5.05%, 03/03/53 (a)	300,000	273,456
5.50%, 05/22/54 (a)	150,000	145,715
5.95%, 05/14/55 (a)	350,000	359,698
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.60%, 05/22/64 (a)	100,000	96,649
6.05%, 05/14/65 (a)	250,000	256,325
		41,733,136
		1,151,931,459

Utility 2.3%
Electric 2.1%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	105,000	103,804
5.45%, 05/15/29 (a)	150,000	155,132
2.10%, 07/01/30 (a)	200,000	177,834
4.70%, 05/15/32 (a)	180,000	177,505
5.70%, 05/15/34 (a)	100,000	102,330
3.80%, 10/01/47 (a)	160,000	117,586
4.15%, 05/01/49 (a)	100,000	75,997
3.45%, 01/15/50 (a)	275,000	187,960
3.45%, 05/15/51 (a)	100,000	67,212
5.25%, 05/15/52 (a)	175,000	157,841
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	100,000	98,523
5.15%, 04/01/34 (a)	125,000	126,593
3.75%, 12/01/47 (a)	265,000	201,079
4.25%, 09/15/48 (a)	160,000	129,509
3.80%, 06/15/49 (a)	150,000	112,055
3.15%, 09/15/49 (a)	125,000	83,246
3.65%, 04/01/50 (a)	225,000	165,515
4.50%, 06/15/52 (a)	100,000	84,229
5.40%, 03/15/53 (a)	200,000	193,642
AES Corp.
5.45%, 06/01/28 (a)	250,000	255,612
2.45%, 01/15/31 (a)	350,000	306,106
5.80%, 03/15/32 (a)	225,000	228,562
Alabama Power Co.
3.75%, 09/01/27 (a)	150,000	149,337
1.45%, 09/15/30 (a)	190,000	164,741
3.05%, 03/15/32 (a)	210,000	191,705
3.94%, 09/01/32 (a)	175,000	167,947
5.10%, 04/02/35 (a)	150,000	151,322
6.00%, 03/01/39	150,000	161,591
3.85%, 12/01/42	150,000	121,019
4.15%, 08/15/44 (a)	150,000	124,377
3.75%, 03/01/45 (a)	175,000	137,254
3.70%, 12/01/47 (a)	200,000	152,462
4.30%, 07/15/48 (a)	150,000	124,664
3.45%, 10/01/49 (a)	200,000	142,456
3.13%, 07/15/51 (a)	255,000	170,585
3.00%, 03/15/52 (a)	170,000	110,145
Ameren Corp.
5.70%, 12/01/26 (a)	200,000	203,358
1.95%, 03/15/27 (a)	100,000	96,433
5.00%, 01/15/29 (a)	200,000	203,760
3.50%, 01/15/31 (a)	300,000	283,623
5.38%, 03/15/35 (a)	200,000	201,352
Ameren Illinois Co.
3.80%, 05/15/28 (a)	90,000	89,390
3.85%, 09/01/32 (a)	210,000	198,939
4.95%, 06/01/33 (a)	180,000	182,581
4.15%, 03/15/46 (a)	175,000	143,819
3.70%, 12/01/47 (a)	175,000	132,248
4.50%, 03/15/49 (a)	150,000	127,419
3.25%, 03/15/50 (a)	100,000	67,857
2.90%, 06/15/51 (a)	200,000	126,196
5.90%, 12/01/52 (a)	140,000	144,236
5.55%, 07/01/54 (a)	100,000	98,563
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	250,000	258,030
3.20%, 11/13/27 (a)	75,000	73,238
4.30%, 12/01/28 (a)	200,000	200,210
5.20%, 01/15/29 (a)	200,000	205,240
2.30%, 03/01/30 (a)	250,000	225,867
5.95%, 11/01/32 (a)	260,000	275,878
5.63%, 03/01/33 (a)	210,000	218,602
3.25%, 03/01/50 (a)	150,000	98,091
7.05%, 12/15/54 (a)(b)	35,000	36,386
3.88%, 02/15/62 (a)(b)	325,000	312,276
Appalachian Power Co.
3.30%, 06/01/27 (a)	200,000	196,318
2.70%, 04/01/31 (a)	100,000	90,005
4.50%, 08/01/32 (a)	160,000	156,214
7.00%, 04/01/38	170,000	189,458
4.40%, 05/15/44 (a)	95,000	77,524
4.45%, 06/01/45 (a)	150,000	122,136
4.50%, 03/01/49 (a)	120,000	97,025
3.70%, 05/01/50 (a)	195,000	138,200
Arizona Public Service Co.
2.95%, 09/15/27 (a)	95,000	92,093
2.20%, 12/15/31 (a)	250,000	215,192
5.55%, 08/01/33 (a)	200,000	205,018
5.70%, 08/15/34 (a)	105,000	108,482
5.05%, 09/01/41 (a)	190,000	175,575
4.50%, 04/01/42 (a)	70,000	59,877
4.35%, 11/15/45 (a)	200,000	164,190
4.20%, 08/15/48 (a)	100,000	78,028
4.25%, 03/01/49 (a)	150,000	118,160
3.50%, 12/01/49 (a)	145,000	99,480
3.35%, 05/15/50 (a)	190,000	129,213
2.65%, 09/15/50 (a)	175,000	103,250
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	235,000	234,109
Avangrid, Inc.
3.80%, 06/01/29 (a)	195,000	190,560
Avista Corp.
4.35%, 06/01/48 (a)	150,000	123,323
4.00%, 04/01/52 (a)	160,000	118,506
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	150,000	133,419
5.30%, 06/01/34 (a)	125,000	128,139
6.35%, 10/01/36	125,000	136,371
3.50%, 08/15/46 (a)	215,000	158,358
3.75%, 08/15/47 (a)	175,000	132,990
4.25%, 09/15/48 (a)	165,000	134,345
3.20%, 09/15/49 (a)	185,000	125,752
2.90%, 06/15/50 (a)	130,000	81,580
4.55%, 06/01/52 (a)	175,000	146,647
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	200,000	195,834
3.70%, 07/15/30 (a)	205,000	199,061
1.65%, 05/15/31 (a)	175,000	149,261
6.13%, 04/01/36	520,000	559,494
5.95%, 05/15/37	150,000	160,089
5.15%, 11/15/43 (a)	260,000	245,349
4.50%, 02/01/45 (a)	250,000	215,585
3.80%, 07/15/48 (a)	220,000	166,272
4.45%, 01/15/49 (a)	300,000	248,508
4.25%, 10/15/50 (a)	200,000	160,476
2.85%, 05/15/51 (a)	455,000	279,611
4.60%, 05/01/53 (a)	310,000	259,585
Black Hills Corp.
3.15%, 01/15/27 (a)	225,000	220,403
5.95%, 03/15/28 (a)	40,000	41,475
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.05%, 10/15/29 (a)	175,000	164,043
2.50%, 06/15/30 (a)	200,000	180,064
4.35%, 05/01/33 (a)	100,000	94,363
6.15%, 05/15/34 (a)	150,000	157,874
4.20%, 09/15/46 (a)	115,000	91,139
3.88%, 10/15/49 (a)	140,000	101,643
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	100,000	97,855
5.20%, 10/01/28 (a)	200,000	206,334
3.00%, 03/01/32 (a)	250,000	226,652
4.45%, 10/01/32 (a)	295,000	289,121
6.95%, 03/15/33	175,000	198,109
4.95%, 04/01/33 (a)	320,000	321,942
5.05%, 03/01/35 (a)	150,000	149,984
3.55%, 08/01/42 (a)	153,000	118,639
3.95%, 03/01/48 (a)	200,000	156,340
4.25%, 02/01/49 (a)	250,000	202,620
2.90%, 07/01/50 (a)	125,000	80,224
3.35%, 04/01/51 (a)	255,000	178,429
3.60%, 03/01/52 (a)	235,000	169,510
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	210,000	217,413
2.95%, 03/01/30 (a)	250,000	233,060
2.65%, 06/01/31 (a)	150,000	134,009
6.85%, 02/15/55 (a)(b)	100,000	103,809
7.00%, 02/15/55 (a)(b)	125,000	129,974
6.70%, 05/15/55 (a)(b)	125,000	126,504
Cleco Corporate Holdings LLC
4.97%, 05/01/46 (a)	160,000	137,227
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	150,000	156,429
CMS Energy Corp.
4.88%, 03/01/44 (a)	100,000	89,578
4.75%, 06/01/50 (a)(b)	220,000	213,235
3.75%, 12/01/50 (a)(b)	100,000	90,040
6.50%, 06/01/55 (a)(b)	300,000	301,158
Commonwealth Edison Co.
3.70%, 08/15/28 (a)	275,000	271,813
3.15%, 03/15/32 (a)	50,000	45,719
4.90%, 02/01/33 (a)	150,000	151,481
6.45%, 01/15/38	210,000	232,193
3.80%, 10/01/42 (a)	200,000	160,160
4.60%, 08/15/43 (a)	150,000	132,242
4.70%, 01/15/44 (a)	150,000	135,464
3.70%, 03/01/45 (a)	150,000	116,033
4.35%, 11/15/45 (a)	150,000	127,130
3.65%, 06/15/46 (a)	250,000	190,087
3.75%, 08/15/47 (a)	215,000	163,174
4.00%, 03/01/48 (a)	225,000	178,256
4.00%, 03/01/49 (a)	180,000	140,863
3.20%, 11/15/49 (a)	200,000	135,978
3.00%, 03/01/50 (a)	300,000	194,913
3.13%, 03/15/51 (a)	250,000	166,095
2.75%, 09/01/51 (a)	205,000	125,185
3.85%, 03/15/52 (a)	100,000	75,351
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	200,000	197,336
4.65%, 01/01/29 (a)	150,000	151,964
2.05%, 07/01/31 (a)	100,000	87,381
4.90%, 07/01/33 (a)	155,000	155,428
4.30%, 04/15/44 (a)	150,000	127,152
4.15%, 06/01/45 (a)	65,000	53,516
4.00%, 04/01/48 (a)	320,000	252,310
5.25%, 01/15/53 (a)	100,000	93,821
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	25,000	24,473
3.80%, 05/15/28 (a)	50,000	49,679
4.00%, 12/01/28 (a)	200,000	199,282
3.35%, 04/01/30 (a)	400,000	384,472
2.40%, 06/15/31 (a)	125,000	112,199
5.50%, 03/15/34 (a)	250,000	260,332
5.30%, 03/01/35	205,000	210,406
5.85%, 03/15/36	150,000	158,166
6.30%, 08/15/37	245,000	266,504
6.75%, 04/01/38	200,000	227,730
5.50%, 12/01/39	250,000	254,087
5.70%, 06/15/40	150,000	154,368
4.20%, 03/15/42	150,000	127,169
3.95%, 03/01/43 (a)	250,000	203,565
4.45%, 03/15/44 (a)	320,000	276,259
4.50%, 12/01/45 (a)	250,000	214,340
3.88%, 06/15/47 (a)	225,000	173,077
4.65%, 12/01/48 (a)	140,000	119,577
4.13%, 05/15/49 (a)	230,000	181,534
3.95%, 04/01/50 (a)	350,000	273,234
3.20%, 12/01/51 (a)	250,000	165,905
6.15%, 11/15/52 (a)	150,000	158,354
5.70%, 05/15/54 (a)	250,000	249,780
4.63%, 12/01/54 (a)	300,000	253,092
4.30%, 12/01/56 (a)	190,000	149,703
4.00%, 11/15/57 (a)	160,000	118,861
4.50%, 05/15/58 (a)	230,000	187,087
3.70%, 11/15/59 (a)	180,000	124,931
3.00%, 12/01/60 (a)	295,000	174,510
3.60%, 06/15/61 (a)	325,000	221,448
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	200,000	207,042
5.80%, 03/01/33 (a)	200,000	211,830
6.13%, 01/15/34 (a)	200,000	215,732
6.25%, 10/01/39	250,000	267,357
5.75%, 10/01/41 (a)	100,000	100,362
5.60%, 06/15/42 (a)	235,000	230,923
6.50%, 10/01/53 (a)	265,000	285,405
5.75%, 03/15/54 (a)	230,000	226,037
Consumers Energy Co.
4.90%, 02/15/29 (a)	200,000	204,500
4.60%, 05/30/29 (a)	150,000	151,776
4.70%, 01/15/30 (a)	200,000	203,198
4.50%, 01/15/31 (a)	150,000	150,515
3.60%, 08/15/32 (a)	125,000	116,348
4.63%, 05/15/33 (a)	160,000	158,614
5.05%, 05/15/35 (a)	150,000	151,124
3.95%, 05/15/43 (a)	120,000	98,370
3.25%, 08/15/46 (a)	160,000	117,525
3.95%, 07/15/47 (a)	150,000	119,670
4.05%, 05/15/48 (a)	200,000	161,176
4.35%, 04/15/49 (a)	200,000	169,360
3.75%, 02/15/50 (a)	125,000	95,451
3.10%, 08/15/50 (a)	220,000	148,628
3.50%, 08/01/51 (a)	200,000	148,152
2.65%, 08/15/52 (a)	105,000	64,395
2.50%, 05/01/60 (a)	225,000	124,866
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	175,000	130,272
Delmarva Power & Light Co.
4.15%, 05/15/45 (a)	150,000	123,275
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	100,000	87,672
5.30%, 05/15/33	215,000	220,756
6.05%, 01/15/38	265,000	282,029
5.45%, 02/01/41 (a)	100,000	98,987
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 06/15/43 (a)	100,000	88,893
5.10%, 06/01/65 (a)	240,000	215,746
Dominion Energy, Inc.
2.85%, 08/15/26 (a)	200,000	196,570
3.60%, 03/15/27 (a)	265,000	262,353
4.25%, 06/01/28 (a)	200,000	199,848
3.38%, 04/01/30 (a)	500,000	475,660
5.00%, 06/15/30 (a)	200,000	204,172
2.25%, 08/15/31 (a)	200,000	174,966
5.38%, 11/15/32 (a)	250,000	256,705
6.30%, 03/15/33	100,000	107,245
5.25%, 08/01/33	250,000	251,877
5.45%, 03/15/35 (a)	200,000	201,868
5.95%, 06/15/35	220,000	231,532
7.00%, 06/15/38	155,000	176,436
4.90%, 08/01/41 (a)	200,000	180,804
4.05%, 09/15/42 (a)	110,000	87,473
4.70%, 12/01/44 (a)	150,000	128,777
4.60%, 03/15/49 (a)	200,000	164,538
4.85%, 08/15/52 (a)	100,000	84,734
7.00%, 06/01/54 (a)(b)	250,000	268,257
6.88%, 02/01/55 (a)(b)	250,000	262,712
6.63%, 05/15/55 (a)(b)	300,000	305,637
DTE Electric Co.
4.85%, 12/01/26	150,000	151,814
1.90%, 04/01/28 (a)	150,000	141,596
2.25%, 03/01/30 (a)	250,000	228,677
2.63%, 03/01/31 (a)	200,000	181,980
5.20%, 04/01/33 (a)	150,000	154,302
5.25%, 05/15/35 (a)	200,000	203,788
4.00%, 04/01/43 (a)	235,000	192,926
4.30%, 07/01/44 (a)	150,000	126,635
3.70%, 03/15/45 (a)	175,000	135,811
3.70%, 06/01/46 (a)	175,000	134,384
3.75%, 08/15/47 (a)	150,000	114,560
4.05%, 05/15/48 (a)	200,000	162,274
3.95%, 03/01/49 (a)	189,000	148,567
2.95%, 03/01/50 (a)	115,000	75,097
3.25%, 04/01/51 (a)	200,000	137,252
5.40%, 04/01/53 (a)	200,000	195,594
DTE Energy Co.
2.85%, 10/01/26 (a)	315,000	309,472
4.95%, 07/01/27 (a)	430,000	435,242
4.88%, 06/01/28 (a)	200,000	203,012
5.10%, 03/01/29 (a)	350,000	357,189
3.40%, 06/15/29 (a)	250,000	240,162
2.95%, 03/01/30 (a)	210,000	196,150
5.20%, 04/01/30 (a)	300,000	307,260
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	30,000	29,548
3.95%, 11/15/28 (a)	236,000	235,653
2.45%, 02/01/30 (a)	250,000	231,237
2.55%, 04/15/31 (a)	300,000	271,653
6.45%, 10/15/32	80,000	88,020
4.95%, 01/15/33 (a)	250,000	254,535
4.85%, 01/15/34 (a)	200,000	199,864
5.25%, 03/15/35 (a)	200,000	204,572
6.10%, 06/01/37	150,000	159,990
6.00%, 01/15/38	205,000	218,801
6.05%, 04/15/38	175,000	187,196
5.30%, 02/15/40	250,000	250,320
4.25%, 12/15/41 (a)	200,000	171,412
4.00%, 09/30/42 (a)	200,000	165,410
3.75%, 06/01/45 (a)	200,000	155,710
3.88%, 03/15/46 (a)	155,000	121,078
3.70%, 12/01/47 (a)	255,000	192,015
3.95%, 03/15/48 (a)	150,000	117,383
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 08/15/49 (a)	300,000	203,532
3.45%, 04/15/51 (a)	200,000	141,870
3.55%, 03/15/52 (a)	250,000	180,477
5.35%, 01/15/53 (a)	200,000	192,080
5.40%, 01/15/54 (a)	100,000	96,426
Duke Energy Corp.
2.65%, 09/01/26 (a)	550,000	539,775
3.15%, 08/15/27 (a)	340,000	333,237
5.00%, 12/08/27 (a)	280,000	285,205
4.30%, 03/15/28 (a)	200,000	200,474
3.40%, 06/15/29 (a)	200,000	192,748
2.45%, 06/01/30 (a)	300,000	272,385
2.55%, 06/15/31 (a)	435,000	388,003
4.50%, 08/15/32 (a)	300,000	293,745
5.45%, 06/15/34 (a)	295,000	303,405
3.30%, 06/15/41 (a)	150,000	112,682
4.80%, 12/15/45 (a)	115,000	99,749
3.75%, 09/01/46 (a)	400,000	296,068
3.95%, 08/15/47 (a)	200,000	150,638
4.20%, 06/15/49 (a)	200,000	155,500
3.50%, 06/15/51 (a)	250,000	171,832
5.00%, 08/15/52 (a)	285,000	250,179
6.10%, 09/15/53 (a)	200,000	203,910
5.80%, 06/15/54 (a)	200,000	195,912
6.45%, 09/01/54 (a)(b)	240,000	247,800
3.25%, 01/15/82 (a)(b)	145,000	139,428
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	150,000	148,145
3.80%, 07/15/28 (a)	305,000	302,557
2.50%, 12/01/29 (a)	350,000	325,118
1.75%, 06/15/30 (a)	275,000	242,973
5.88%, 11/15/33 (a)	200,000	213,526
6.35%, 09/15/37	170,000	185,958
6.40%, 06/15/38	300,000	329,937
5.65%, 04/01/40	155,000	159,245
3.85%, 11/15/42 (a)	150,000	119,817
3.40%, 10/01/46 (a)	300,000	215,124
4.20%, 07/15/48 (a)	200,000	160,978
3.00%, 12/15/51 (a)	180,000	114,111
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	100,000	102,313
6.12%, 10/15/35	100,000	106,464
6.35%, 08/15/38	200,000	218,434
6.45%, 04/01/39	200,000	219,662
4.90%, 07/15/43 (a)	75,000	68,492
3.75%, 05/15/46 (a)	200,000	152,296
3.25%, 10/01/49 (a)	225,000	153,133
2.75%, 04/01/50 (a)	85,000	52,341
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	160,000	157,056
2.13%, 06/01/30 (a)	200,000	180,260
5.25%, 04/01/33 (a)	100,000	102,973
5.30%, 06/15/35 (a)	100,000	101,632
3.70%, 06/15/46 (a)	125,000	93,111
4.30%, 02/01/49 (a)	200,000	161,192
5.65%, 04/01/53 (a)	100,000	98,879
Duke Energy Progress LLC
4.35%, 03/06/27	250,000	251,347
3.45%, 03/15/29 (a)	55,000	53,608
2.00%, 08/15/31 (a)	200,000	173,836
3.40%, 04/01/32 (a)	125,000	116,158
5.25%, 03/15/33 (a)	150,000	154,902
5.10%, 03/15/34 (a)	150,000	152,348
5.05%, 03/15/35 (a)	200,000	201,060
6.30%, 04/01/38	195,000	212,072
4.10%, 05/15/42 (a)	225,000	187,605
4.10%, 03/15/43 (a)	100,000	82,775
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 03/30/44 (a)	175,000	149,135
4.15%, 12/01/44 (a)	220,000	180,048
4.20%, 08/15/45 (a)	175,000	144,520
3.70%, 10/15/46 (a)	200,000	151,292
3.60%, 09/15/47 (a)	250,000	183,402
2.50%, 08/15/50 (a)	200,000	116,830
2.90%, 08/15/51 (a)	190,000	118,655
4.00%, 04/01/52 (a)	205,000	157,335
5.35%, 03/15/53 (a)	100,000	95,358
Edison International
5.75%, 06/15/27 (a)	310,000	312,359
4.13%, 03/15/28 (a)	200,000	193,192
5.25%, 11/15/28 (a)	235,000	232,742
6.95%, 11/15/29 (a)	150,000	156,020
6.25%, 03/15/30 (a)	150,000	152,519
El Paso Electric Co.
6.00%, 05/15/35	169,000	175,170
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	100,000	87,919
4.75%, 06/15/46 (a)	400,000	332,952
Enel Americas SA
4.00%, 10/25/26 (a)	185,000	183,833
Enel Chile SA
4.88%, 06/12/28 (a)	335,000	336,434
Entergy Arkansas LLC
4.00%, 06/01/28 (a)	200,000	199,464
5.15%, 01/15/33 (a)	125,000	128,146
5.30%, 09/15/33 (a)	210,000	215,785
5.45%, 06/01/34 (a)	100,000	103,045
4.20%, 04/01/49 (a)	225,000	179,923
2.65%, 06/15/51 (a)	195,000	114,678
3.35%, 06/15/52 (a)	105,000	70,419
Entergy Corp.
2.95%, 09/01/26 (a)	205,000	201,681
1.90%, 06/15/28 (a)	25,000	23,394
2.80%, 06/15/30 (a)	300,000	277,323
2.40%, 06/15/31 (a)	300,000	265,590
3.75%, 06/15/50 (a)	245,000	174,790
7.13%, 12/01/54 (a)(b)	320,000	331,379
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	200,000	195,640
3.12%, 09/01/27 (a)	200,000	195,740
3.25%, 04/01/28 (a)	200,000	195,350
1.60%, 12/15/30 (a)	65,000	56,339
3.05%, 06/01/31 (a)	120,000	110,873
2.35%, 06/15/32 (a)	245,000	211,658
4.00%, 03/15/33 (a)	211,000	199,365
5.15%, 09/15/34 (a)	100,000	100,763
3.10%, 06/15/41 (a)	95,000	69,830
4.95%, 01/15/45 (a)	235,000	209,018
4.20%, 09/01/48 (a)	380,000	303,156
4.20%, 04/01/50 (a)	220,000	175,274
2.90%, 03/15/51 (a)	300,000	186,552
5.70%, 03/15/54 (a)	150,000	148,152
5.80%, 03/15/55 (a)	200,000	200,522
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	100,000	96,464
5.00%, 09/01/33 (a)	80,000	80,138
3.85%, 06/01/49 (a)	210,000	156,288
3.50%, 06/01/51 (a)	210,000	146,299
5.85%, 06/01/54 (a)	50,000	50,180
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	272,000	269,032
1.75%, 03/15/31 (a)	250,000	215,827
3.55%, 09/30/49 (a)	210,000	148,166
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 09/15/52 (a)	100,000	87,795
5.55%, 09/15/54 (a)	150,000	143,394
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (a)	40,000	39,302
3.10%, 04/01/27 (a)	300,000	295,203
4.13%, 03/01/42 (a)	150,000	124,463
4.10%, 04/01/43 (a)	160,000	131,507
4.25%, 12/01/45 (a)	200,000	163,856
3.25%, 09/01/49 (a)	185,000	123,848
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	275,000	248,451
5.40%, 04/01/34 (a)	120,000	122,825
5.30%, 10/01/41 (a)	50,000	48,403
4.20%, 06/15/47 (a)	95,000	76,248
4.20%, 03/15/48 (a)	130,000	103,632
4.13%, 04/01/49 (a)	120,000	93,757
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	235,125
6.65%, 06/01/55 (a)(b)	150,000	152,319
Eversource Energy
5.00%, 01/01/27	100,000	100,978
2.90%, 03/01/27 (a)	200,000	195,368
3.30%, 01/15/28 (a)	250,000	243,682
5.45%, 03/01/28 (a)	280,000	287,381
5.95%, 02/01/29 (a)	275,000	287,694
4.25%, 04/01/29 (a)	220,000	218,227
1.65%, 08/15/30 (a)	200,000	173,768
2.55%, 03/15/31 (a)	310,000	276,371
5.85%, 04/15/31 (a)	200,000	210,650
3.38%, 03/01/32 (a)	255,000	232,481
5.13%, 05/15/33 (a)	200,000	200,154
5.95%, 07/15/34 (a)	225,000	235,849
3.45%, 01/15/50 (a)	305,000	214,256
Exelon Corp.
2.75%, 03/15/27 (a)	200,000	195,240
5.15%, 03/15/28 (a)	385,000	393,705
5.15%, 03/15/29 (a)	200,000	205,354
4.05%, 04/15/30 (a)	450,000	443,074
3.35%, 03/15/32 (a)	245,000	226,257
5.30%, 03/15/33 (a)	250,000	256,412
5.45%, 03/15/34 (a)	265,000	272,468
4.95%, 06/15/35 (a)(d)	150,000	146,022
5.63%, 06/15/35	150,000	154,482
5.10%, 06/15/45 (a)	200,000	182,276
4.45%, 04/15/46 (a)	100,000	83,206
4.70%, 04/15/50 (a)	265,000	224,057
4.10%, 03/15/52 (a)	120,000	92,245
5.60%, 03/15/53 (a)	250,000	240,555
5.88%, 03/15/55 (a)	150,000	149,913
6.50%, 03/15/55 (a)(b)	300,000	305,403
FirstEnergy Corp.
3.90%, 07/15/27 (a)(e)	485,000	479,907
2.65%, 03/01/30 (a)	245,000	225,052
2.25%, 09/01/30 (a)	150,000	133,287
4.85%, 07/15/47 (a)(e)	170,000	144,794
3.40%, 03/01/50 (a)	325,000	220,951
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	100,000	100,104
Florida Power & Light Co.
3.30%, 05/30/27 (a)	45,000	44,330
5.05%, 04/01/28 (a)	300,000	307,464
4.40%, 05/15/28 (a)	230,000	231,916
5.15%, 06/15/29 (a)	200,000	207,052
4.63%, 05/15/30 (a)	200,000	202,890
2.45%, 02/03/32 (a)	370,000	326,943
5.10%, 04/01/33 (a)	230,000	235,451
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 04/01/34	200,000	211,934
5.30%, 06/15/34 (a)	325,000	335,351
5.00%, 08/01/34 (a)	100,000	100,941
4.95%, 06/01/35	170,000	170,637
5.95%, 02/01/38	220,000	236,722
5.96%, 04/01/39	190,000	203,342
5.69%, 03/01/40	165,000	172,514
5.25%, 02/01/41 (a)	195,000	193,442
4.13%, 02/01/42 (a)	260,000	221,458
4.05%, 06/01/42 (a)	210,000	177,773
3.80%, 12/15/42 (a)	175,000	143,112
4.05%, 10/01/44 (a)	185,000	152,714
3.70%, 12/01/47 (a)	205,000	155,759
3.95%, 03/01/48 (a)	340,000	271,062
4.13%, 06/01/48 (a)	200,000	162,434
3.99%, 03/01/49 (a)	210,000	165,629
3.15%, 10/01/49 (a)	260,000	175,776
2.88%, 12/04/51 (a)	400,000	253,104
5.30%, 04/01/53 (a)	225,000	215,599
5.70%, 03/15/55 (a)	300,000	304,230
Fortis, Inc.
3.06%, 10/04/26 (a)	335,000	329,258
Georgia Power Co.
5.00%, 02/23/27 (a)	150,000	152,246
3.25%, 03/30/27 (a)	130,000	128,257
4.65%, 05/16/28 (a)	200,000	202,864
2.65%, 09/15/29 (a)	165,000	154,833
4.55%, 03/15/30 (a)	200,000	202,138
4.70%, 05/15/32 (a)	250,000	250,635
4.95%, 05/17/33 (a)	275,000	277,522
5.25%, 03/15/34 (a)	270,000	275,597
5.20%, 03/15/35 (a)	200,000	202,970
4.75%, 09/01/40	100,000	93,383
4.30%, 03/15/42	300,000	259,320
4.30%, 03/15/43	150,000	127,839
3.70%, 01/30/50 (a)	200,000	149,486
3.25%, 03/15/51 (a)	200,000	137,598
5.13%, 05/15/52 (a)	275,000	257,521
Iberdrola International BV
6.75%, 07/15/36	160,000	181,928
Idaho Power Co.
5.20%, 08/15/34 (a)	100,000	101,914
4.20%, 03/01/48 (a)	310,000	251,382
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	49,528
6.05%, 03/15/37	115,000	124,160
4.55%, 03/15/46 (a)	145,000	122,847
3.75%, 07/01/47 (a)	165,000	123,138
4.25%, 08/15/48 (a)	200,000	159,068
3.25%, 05/01/51 (a)	130,000	85,305
5.63%, 04/01/53 (a)	150,000	147,282
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	250,000	248,167
3.60%, 04/01/29 (a)	80,000	77,866
2.30%, 06/01/30 (a)	175,000	157,785
6.25%, 07/15/39	50,000	53,257
3.70%, 09/15/46 (a)	125,000	92,359
3.50%, 09/30/49 (a)	180,000	127,019
3.10%, 11/30/51 (a)	145,000	93,106
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	210,000	201,993
5.75%, 04/01/34 (a)	90,000	90,541
ITC Holdings Corp.
3.35%, 11/15/27 (a)	225,000	220,354
5.30%, 07/01/43 (a)	100,000	91,891
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jersey Central Power & Light Co.
5.10%, 01/15/35 (a)	250,000	249,860
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	23,399	22,573
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.08%, 10/01/54	183,857	176,651
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	200,000	192,948
4.38%, 10/01/45 (a)	150,000	126,543
3.30%, 06/01/50 (a)	150,000	102,090
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	160,000	165,454
4.25%, 04/01/49 (a)	150,000	119,687
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	49,228
3.65%, 04/15/29 (a)	300,000	294,498
6.75%, 12/30/31	100,000	112,869
5.35%, 01/15/34 (a)	175,000	181,433
5.80%, 10/15/36	175,000	186,648
4.80%, 09/15/43 (a)	200,000	182,744
4.40%, 10/15/44 (a)	180,000	155,389
4.25%, 05/01/46 (a)	195,000	161,710
3.95%, 08/01/47 (a)	165,000	130,650
3.65%, 08/01/48 (a)	265,000	198,368
4.25%, 07/15/49 (a)	300,000	244,596
3.15%, 04/15/50 (a)	315,000	213,192
2.70%, 08/01/52 (a)	235,000	145,270
5.85%, 09/15/54 (a)	100,000	103,026
Mississippi Power Co.
3.95%, 03/30/28 (a)	195,000	194,230
4.25%, 03/15/42	100,000	85,496
National Grid PLC
5.81%, 06/12/33 (a)	250,000	263,065
5.42%, 01/11/34 (a)	200,000	205,652
National Rural Utilities Cooperative Finance Corp.
4.80%, 02/05/27 (a)	200,000	201,984
5.10%, 05/06/27 (a)	150,000	152,465
4.12%, 09/16/27 (a)	125,000	125,060
3.40%, 02/07/28 (a)	350,000	343,238
4.75%, 02/07/28 (a)	200,000	202,804
5.05%, 09/15/28 (a)	100,000	102,332
3.90%, 11/01/28 (a)	280,000	277,421
4.85%, 02/07/29 (a)	145,000	147,880
3.70%, 03/15/29 (a)	275,000	269,723
4.95%, 02/07/30 (a)	35,000	35,817
2.40%, 03/15/30 (a)	200,000	184,172
1.35%, 03/15/31 (a)	250,000	210,672
1.65%, 06/15/31 (a)	150,000	127,812
8.00%, 03/01/32	100,000	117,954
2.75%, 04/15/32 (a)	115,000	102,754
4.02%, 11/01/32 (a)	110,000	104,972
4.15%, 12/15/32 (a)	170,000	163,727
5.80%, 01/15/33 (a)	225,000	239,308
5.00%, 08/15/34 (a)	100,000	100,657
4.40%, 11/01/48 (a)	150,000	126,891
4.30%, 03/15/49 (a)	155,000	129,614
7.13%, 09/15/53 (a)(b)	125,000	130,901
Nevada Power Co.
3.70%, 05/01/29 (a)	240,000	234,910
2.40%, 05/01/30 (a)	75,000	68,816
6.65%, 04/01/36	150,000	165,675
6.75%, 07/01/37	220,000	245,857
3.13%, 08/01/50 (a)	150,000	95,849
5.90%, 05/01/53 (a)	50,000	49,993
6.00%, 03/15/54 (a)	150,000	152,943
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (a)	350,000	337,589
3.55%, 05/01/27 (a)	480,000	473,861
4.63%, 07/15/27 (a)	410,000	412,747
4.85%, 02/04/28	250,000	253,562
4.90%, 02/28/28 (a)	410,000	415,842
1.90%, 06/15/28 (a)	475,000	444,092
4.90%, 03/15/29 (a)	200,000	203,334
3.50%, 04/01/29 (a)	155,000	150,265
2.75%, 11/01/29 (a)	350,000	327,117
5.00%, 02/28/30 (a)	200,000	205,148
5.05%, 03/15/30 (a)	250,000	256,075
2.25%, 06/01/30 (a)	675,000	608,620
2.44%, 01/15/32 (a)	325,000	281,973
5.30%, 03/15/32 (a)	200,000	206,072
5.00%, 07/15/32 (a)	300,000	303,660
5.05%, 02/28/33 (a)	250,000	252,347
5.25%, 03/15/34 (a)	325,000	328,234
5.45%, 03/15/35 (a)	200,000	204,164
3.00%, 01/15/52 (a)	200,000	125,620
5.25%, 02/28/53 (a)	340,000	314,520
5.55%, 03/15/54 (a)	240,000	230,885
6.75%, 06/15/54 (a)(b)	300,000	312,027
6.70%, 09/01/54 (a)(b)	295,000	304,366
5.90%, 03/15/55 (a)	100,000	100,453
6.38%, 08/15/55 (a)(b)	450,000	460,660
6.50%, 08/15/55 (a)(b)	300,000	307,992
4.80%, 12/01/77 (a)(b)	225,000	215,575
5.65%, 05/01/79 (a)(b)	145,000	144,198
3.80%, 03/15/82 (a)(b)	175,000	167,867
Northern States Power Co.
2.25%, 04/01/31 (a)	200,000	180,258
6.25%, 06/01/36	160,000	176,558
6.20%, 07/01/37	175,000	191,123
5.35%, 11/01/39	120,000	122,029
3.40%, 08/15/42 (a)	145,000	111,644
4.00%, 08/15/45 (a)	100,000	80,761
3.60%, 05/15/46 (a)	250,000	189,277
3.60%, 09/15/47 (a)	400,000	299,276
2.90%, 03/01/50 (a)	130,000	84,891
2.60%, 06/01/51 (a)	280,000	169,196
4.50%, 06/01/52 (a)	145,000	123,460
5.10%, 05/15/53 (a)	45,000	41,750
5.40%, 03/15/54 (a)	150,000	145,556
5.65%, 06/15/54 (a)	95,000	96,142
NorthWestern Corp.
4.18%, 11/15/44 (a)	185,000	151,208
NSTAR Electric Co.
3.20%, 05/15/27 (a)	250,000	245,932
3.25%, 05/15/29 (a)	115,000	110,752
3.95%, 04/01/30 (a)	150,000	147,168
1.95%, 08/15/31 (a)	205,000	177,140
5.40%, 06/01/34 (a)	150,000	154,037
5.50%, 03/15/40	115,000	116,739
3.10%, 06/01/51 (a)	350,000	229,974
4.55%, 06/01/52 (a)	90,000	75,022
Oglethorpe Power Corp.
5.95%, 11/01/39	180,000	187,004
5.38%, 11/01/40	200,000	195,966
4.50%, 04/01/47 (a)	125,000	102,663
5.05%, 10/01/48 (a)	200,000	177,162
3.75%, 08/01/50 (a)	150,000	105,611
5.25%, 09/01/50	85,000	76,010
6.20%, 12/01/53 (a)	125,000	127,871
Ohio Edison Co.
6.88%, 07/15/36	100,000	112,662
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ohio Power Co.
2.60%, 04/01/30 (a)	235,000	216,740
1.63%, 01/15/31 (a)	200,000	169,974
5.65%, 06/01/34 (a)	135,000	138,768
4.15%, 04/01/48 (a)	200,000	155,442
4.00%, 06/01/49 (a)	150,000	113,774
2.90%, 10/01/51 (a)	45,000	27,504
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	125,000	119,444
3.25%, 04/01/30 (a)	200,000	189,988
5.40%, 01/15/33 (a)	150,000	155,303
4.15%, 04/01/47 (a)	290,000	231,437
3.85%, 08/15/47 (a)	190,000	145,185
5.60%, 04/01/53 (a)	105,000	102,539
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	150,000	150,752
3.70%, 11/15/28 (a)	200,000	196,938
5.75%, 03/15/29 (a)	123,000	128,858
4.65%, 11/01/29 (a)	125,000	126,440
2.75%, 05/15/30 (a)	200,000	185,702
7.00%, 05/01/32	250,000	281,707
4.15%, 06/01/32 (a)	150,000	144,914
4.55%, 09/15/32 (a)	200,000	197,660
5.65%, 11/15/33 (a)	250,000	262,927
5.35%, 04/01/35 (a)(d)	175,000	178,579
7.50%, 09/01/38	100,000	120,004
5.25%, 09/30/40	175,000	171,944
4.55%, 12/01/41 (a)	150,000	132,531
5.30%, 06/01/42 (a)	150,000	143,904
3.75%, 04/01/45 (a)	175,000	135,345
3.80%, 09/30/47 (a)	165,000	124,900
4.10%, 11/15/48 (a)	200,000	158,462
3.80%, 06/01/49 (a)	200,000	149,334
3.10%, 09/15/49 (a)	230,000	151,264
3.70%, 05/15/50 (a)	160,000	116,771
2.70%, 11/15/51 (a)	140,000	82,482
4.60%, 06/01/52 (a)	150,000	125,577
4.95%, 09/15/52 (a)	250,000	222,510
5.35%, 10/01/52 (a)	100,000	93,886
5.55%, 06/15/54 (a)	200,000	194,032
Pacific Gas & Electric Co.
3.30%, 03/15/27 (a)	225,000	219,973
2.10%, 08/01/27 (a)	350,000	331,761
3.30%, 12/01/27 (a)	425,000	411,294
5.00%, 06/04/28 (a)	120,000	120,401
3.00%, 06/15/28 (a)	350,000	332,622
3.75%, 07/01/28	325,000	315,520
6.10%, 01/15/29 (a)	45,000	46,633
4.20%, 03/01/29 (a)	95,000	92,901
4.55%, 07/01/30 (a)	910,000	888,606
2.50%, 02/01/31 (a)	600,000	521,016
3.25%, 06/01/31 (a)	400,000	359,636
4.40%, 03/01/32 (a)	225,000	211,761
5.90%, 06/15/32 (a)	275,000	281,042
6.15%, 01/15/33 (a)	300,000	309,549
6.40%, 06/15/33 (a)	315,000	329,455
6.95%, 03/15/34 (a)	220,000	236,982
5.80%, 05/15/34 (a)	350,000	350,098
5.70%, 03/01/35 (a)	300,000	297,855
6.00%, 08/15/35 (a)	250,000	252,857
4.50%, 07/01/40 (a)	550,000	458,518
3.30%, 08/01/40 (a)	350,000	251,310
4.20%, 06/01/41 (a)	250,000	193,932
4.45%, 04/15/42 (a)	215,000	170,405
3.75%, 08/15/42 (a)(e)	100,000	71,671
4.60%, 06/15/43 (a)	225,000	179,023
4.75%, 02/15/44 (a)	200,000	162,322
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 03/15/45 (a)	260,000	197,142
4.25%, 03/15/46 (a)(e)	175,000	130,408
4.00%, 12/01/46 (a)	240,000	171,782
4.95%, 07/01/50 (a)	945,000	762,662
3.50%, 08/01/50 (a)	380,000	243,880
5.25%, 03/01/52 (a)	280,000	233,069
6.75%, 01/15/53 (a)	345,000	347,926
6.70%, 04/01/53 (a)	200,000	200,912
5.90%, 10/01/54 (a)	155,000	140,532
PacifiCorp
5.10%, 02/15/29 (a)	25,000	25,518
3.50%, 06/15/29 (a)	140,000	135,412
2.70%, 09/15/30 (a)	270,000	246,739
5.30%, 02/15/31 (a)	200,000	206,228
7.70%, 11/15/31	150,000	174,810
5.45%, 02/15/34 (a)	175,000	177,595
5.25%, 06/15/35	25,000	25,019
6.10%, 08/01/36	140,000	146,931
5.75%, 04/01/37	200,000	204,042
6.25%, 10/15/37	150,000	158,643
6.35%, 07/15/38	150,000	159,902
6.00%, 01/15/39	155,000	160,175
4.10%, 02/01/42 (a)	100,000	80,778
4.13%, 01/15/49 (a)	225,000	172,595
4.15%, 02/15/50 (a)	225,000	171,877
3.30%, 03/15/51 (a)	250,000	162,273
2.90%, 06/15/52 (a)	330,000	196,294
5.35%, 12/01/53 (a)	325,000	292,731
5.50%, 05/15/54 (a)	400,000	368,952
5.80%, 01/15/55 (a)	440,000	421,696
PECO Energy Co.
4.90%, 06/15/33 (a)	175,000	177,807
5.95%, 10/01/36	200,000	213,200
3.70%, 09/15/47 (a)	150,000	114,284
3.90%, 03/01/48 (a)	255,000	199,617
3.00%, 09/15/49 (a)	130,000	85,600
2.80%, 06/15/50 (a)	200,000	126,514
3.05%, 03/15/51 (a)	60,000	39,367
2.85%, 09/15/51 (a)	160,000	101,150
4.60%, 05/15/52 (a)	125,000	107,005
4.38%, 08/15/52 (a)	140,000	116,249
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	150,000	153,159
6.50%, 11/15/37	240,000	269,146
4.15%, 03/15/43 (a)	250,000	208,452
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	150,000	147,339
5.25%, 09/01/34 (a)	250,000	252,360
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	365,000	371,325
4.85%, 02/15/34 (a)	200,000	200,462
4.75%, 07/15/43 (a)	100,000	90,886
4.13%, 06/15/44 (a)	95,000	79,784
4.15%, 10/01/45 (a)	35,000	29,260
3.95%, 06/01/47 (a)	140,000	111,793
4.15%, 06/15/48 (a)	150,000	122,100
5.25%, 05/15/53 (a)	200,000	191,580
Progress Energy, Inc.
7.75%, 03/01/31	250,000	287,992
7.00%, 10/30/31	200,000	226,224
6.00%, 12/01/39	185,000	193,147
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	175,000	172,970
1.90%, 01/15/31 (a)	155,000	134,858
1.88%, 06/15/31 (a)	225,000	193,527
4.10%, 06/01/32 (a)	150,000	143,825
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.35%, 05/15/34 (a)	125,000	126,898
6.25%, 09/01/37	120,000	129,034
3.60%, 09/15/42 (a)	160,000	123,566
4.30%, 03/15/44 (a)	100,000	82,625
3.80%, 06/15/47 (a)	115,000	86,076
4.10%, 06/15/48 (a)	85,000	66,208
4.05%, 09/15/49 (a)	205,000	156,466
3.20%, 03/01/50 (a)	250,000	166,758
2.70%, 01/15/51 (a)	220,000	130,607
4.50%, 06/01/52 (a)	105,000	85,813
5.25%, 04/01/53 (a)	240,000	220,526
5.75%, 05/15/54 (a)	200,000	197,326
Public Service Co. of New Hampshire
4.40%, 07/01/28	90,000	90,526
2.20%, 06/15/31 (a)	75,000	66,095
5.35%, 10/01/33 (a)	100,000	103,659
3.60%, 07/01/49 (a)	130,000	94,465
5.15%, 01/15/53 (a)	145,000	134,441
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	150,000	129,995
5.25%, 01/15/33 (a)	165,000	166,914
3.15%, 08/15/51 (a)	150,000	94,922
Public Service Electric & Gas Co.
3.00%, 05/15/27 (a)	255,000	250,175
3.70%, 05/01/28 (a)	235,000	233,127
3.20%, 05/15/29 (a)	225,000	217,386
2.45%, 01/15/30 (a)	340,000	314,279
1.90%, 08/15/31 (a)	200,000	173,282
4.90%, 12/15/32 (a)	245,000	249,616
4.65%, 03/15/33 (a)	110,000	109,496
4.85%, 08/01/34 (a)	125,000	124,855
5.80%, 05/01/37	80,000	85,008
3.95%, 05/01/42 (a)	100,000	82,632
3.65%, 09/01/42 (a)	125,000	98,620
3.80%, 01/01/43 (a)	175,000	140,621
3.80%, 03/01/46 (a)	180,000	141,055
3.60%, 12/01/47 (a)	300,000	224,370
4.05%, 05/01/48 (a)	285,000	228,889
3.85%, 05/01/49 (a)	160,000	124,227
3.20%, 08/01/49 (a)	150,000	104,247
3.15%, 01/01/50 (a)	75,000	51,266
2.70%, 05/01/50 (a)	225,000	140,670
2.05%, 08/01/50 (a)	250,000	133,335
5.13%, 03/15/53 (a)	150,000	141,246
5.30%, 08/01/54 (a)	100,000	96,032
5.50%, 03/01/55 (a)	100,000	98,923
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	200,000	207,096
5.88%, 10/15/28 (a)	15,000	15,715
5.20%, 04/01/29 (a)	300,000	308,769
4.90%, 03/15/30 (a)	25,000	25,439
1.60%, 08/15/30 (a)	360,000	311,494
2.45%, 11/15/31 (a)	300,000	263,643
6.13%, 10/15/33 (a)	155,000	165,149
5.45%, 04/01/34 (a)	150,000	153,615
Puget Energy, Inc.
2.38%, 06/15/28 (a)	50,000	47,267
4.10%, 06/15/30 (a)	300,000	290,142
4.22%, 03/15/32 (a)	150,000	141,363
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	75,000	76,501
6.27%, 03/15/37	100,000	108,329
5.76%, 10/01/39	155,000	160,802
5.80%, 03/15/40	125,000	128,684
5.64%, 04/15/41 (a)	150,000	148,686
4.30%, 05/20/45 (a)	165,000	136,259
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.22%, 06/15/48 (a)	215,000	172,077
3.25%, 09/15/49 (a)	305,000	204,524
2.89%, 09/15/51 (a)	210,000	130,368
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	275,000	239,613
3.00%, 03/15/32 (a)	250,000	225,212
6.00%, 06/01/39	180,000	189,526
4.50%, 08/15/40	200,000	178,738
3.75%, 06/01/47 (a)	125,000	92,524
4.15%, 05/15/48 (a)	210,000	163,680
4.10%, 06/15/49 (a)	165,000	126,814
3.32%, 04/15/50 (a)	150,000	100,527
2.95%, 08/15/51 (a)	185,000	116,496
3.70%, 03/15/52 (a)	150,000	108,014
5.35%, 04/01/53 (a)	230,000	214,896
5.55%, 04/15/54 (a)	175,000	168,682
Sierra Pacific Power Co.
5.90%, 03/15/54 (a)	110,000	110,626
Southern California Edison Co.
4.40%, 09/06/26	25,000	24,973
4.70%, 06/01/27 (a)	190,000	190,771
5.85%, 11/01/27 (a)	250,000	256,355
3.65%, 03/01/28 (a)	100,000	97,244
5.30%, 03/01/28 (a)	200,000	202,674
5.65%, 10/01/28 (a)	115,000	117,897
4.20%, 03/01/29 (a)	160,000	156,797
6.65%, 04/01/29	215,000	225,780
5.15%, 06/01/29 (a)	80,000	81,034
2.85%, 08/01/29 (a)	280,000	259,302
5.25%, 03/15/30 (a)	250,000	252,507
2.25%, 06/01/30 (a)	250,000	219,882
2.50%, 06/01/31 (a)	240,000	208,531
5.45%, 06/01/31 (a)	250,000	254,670
2.75%, 02/01/32 (a)	200,000	172,286
5.95%, 11/01/32 (a)	200,000	205,558
6.00%, 01/15/34	200,000	205,340
5.20%, 06/01/34 (a)	250,000	242,977
5.75%, 04/01/35	200,000	204,244
5.55%, 01/15/37	160,000	154,269
5.95%, 02/01/38	250,000	250,370
6.05%, 03/15/39	150,000	150,219
5.50%, 03/15/40	215,000	202,354
4.50%, 09/01/40 (a)	155,000	129,870
4.05%, 03/15/42 (a)	190,000	143,887
3.90%, 03/15/43 (a)	165,000	121,991
4.65%, 10/01/43 (a)	250,000	202,562
3.60%, 02/01/45 (a)	150,000	103,607
4.00%, 04/01/47 (a)	555,000	399,495
4.13%, 03/01/48 (a)	415,000	301,643
4.88%, 03/01/49 (a)	245,000	196,708
3.65%, 02/01/50 (a)	425,000	283,428
2.95%, 02/01/51 (a)	310,000	181,347
3.65%, 06/01/51 (a)	165,000	109,251
3.45%, 02/01/52 (a)	325,000	205,601
5.45%, 06/01/52 (a)	120,000	103,805
5.70%, 03/01/53 (a)	140,000	126,020
5.88%, 12/01/53 (a)	150,000	137,030
5.75%, 04/15/54 (a)	15,000	13,439
6.20%, 09/15/55 (a)	95,000	91,102
Southern Co.
3.25%, 07/01/26 (a)	625,000	618,394
5.11%, 08/01/27 (e)	310,000	315,031
1.75%, 03/15/28 (a)	100,000	93,795
4.85%, 06/15/28 (a)	250,000	254,435
5.50%, 03/15/29 (a)	325,000	338,461
3.70%, 04/30/30 (a)	350,000	338,744
5.70%, 10/15/32 (a)	170,000	178,891
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 06/15/33 (a)	200,000	203,896
5.70%, 03/15/34 (a)	305,000	319,143
4.85%, 03/15/35 (a)	200,000	195,822
4.25%, 07/01/36 (a)	185,000	169,834
4.40%, 07/01/46 (a)	550,000	458,760
3.75%, 09/15/51 (a)(b)	290,000	285,975
6.38%, 03/15/55 (a)(b)	300,000	309,219
Southern Power Co.
5.15%, 09/15/41	225,000	212,546
5.25%, 07/15/43	150,000	141,069
4.95%, 12/15/46 (a)	128,000	111,182
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	150,000	146,916
4.10%, 09/15/28 (a)	200,000	198,298
6.20%, 03/15/40	20,000	20,916
3.90%, 04/01/45 (a)	115,000	86,759
3.85%, 02/01/48 (a)	200,000	146,570
3.25%, 11/01/51 (a)	250,000	161,430
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	200,000	174,486
3.40%, 08/15/46 (a)	175,000	122,579
3.70%, 08/15/47 (a)	355,000	260,705
4.40%, 11/15/48 (a)	155,000	124,970
3.75%, 06/15/49 (a)	155,000	112,944
3.15%, 05/01/50 (a)	170,000	110,799
System Energy Resources, Inc.
5.30%, 12/15/34 (a)	100,000	98,867
Tampa Electric Co.
4.90%, 03/01/29 (a)	200,000	204,256
2.40%, 03/15/31 (a)	50,000	44,882
4.10%, 06/15/42 (a)	135,000	112,895
4.35%, 05/15/44 (a)	105,000	88,654
4.30%, 06/15/48 (a)	150,000	121,173
4.45%, 06/15/49 (a)	150,000	123,558
3.63%, 06/15/50 (a)	120,000	85,686
3.45%, 03/15/51 (a)	100,000	68,935
5.00%, 07/15/52 (a)	75,000	66,821
Toledo Edison Co.
6.15%, 05/15/37	100,000	108,251
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	140,000	120,931
3.25%, 05/15/32 (a)	165,000	149,775
5.20%, 09/15/34 (a)	100,000	100,470
4.85%, 12/01/48 (a)	155,000	135,174
4.00%, 06/15/50 (a)	100,000	75,413
3.25%, 05/01/51 (a)	185,000	121,961
5.50%, 04/15/53 (a)	110,000	104,807
Union Electric Co.
2.95%, 06/15/27 (a)	99,000	97,095
3.50%, 03/15/29 (a)	330,000	322,417
2.95%, 03/15/30 (a)	150,000	141,650
5.20%, 04/01/34 (a)	150,000	152,766
5.25%, 04/15/35 (a)	150,000	153,210
5.30%, 08/01/37	50,000	50,727
8.45%, 03/15/39	150,000	191,577
3.90%, 09/15/42 (a)	240,000	195,667
3.65%, 04/15/45 (a)	135,000	103,760
4.00%, 04/01/48 (a)	100,000	78,475
3.25%, 10/01/49 (a)	270,000	185,838
2.63%, 03/15/51 (a)	255,000	152,016
3.90%, 04/01/52 (a)	185,000	141,057
5.13%, 03/15/55 (a)	125,000	116,088
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	350,000	346,402
3.75%, 05/15/27 (a)	175,000	173,799
3.80%, 04/01/28 (a)	200,000	198,904
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 07/15/29 (a)	150,000	142,410
5.00%, 04/01/33 (a)	200,000	202,168
5.30%, 08/15/33 (a)	50,000	51,097
5.00%, 01/15/34 (a)	170,000	170,394
5.05%, 08/15/34 (a)	190,000	190,652
6.00%, 01/15/36	250,000	263,832
6.00%, 05/15/37	325,000	342,179
6.35%, 11/30/37	150,000	161,660
8.88%, 11/15/38	300,000	396,822
4.00%, 01/15/43 (a)	250,000	202,540
4.65%, 08/15/43 (a)	150,000	131,760
4.45%, 02/15/44 (a)	250,000	212,547
4.20%, 05/15/45 (a)	100,000	81,875
4.00%, 11/15/46 (a)	220,000	170,768
3.80%, 09/15/47 (a)	250,000	187,960
4.60%, 12/01/48 (a)	300,000	254,685
3.30%, 12/01/49 (a)	300,000	201,783
2.45%, 12/15/50 (a)	450,000	253,390
2.95%, 11/15/51 (a)	75,000	46,840
4.63%, 05/15/52 (a)	240,000	202,603
5.45%, 04/01/53 (a)	220,000	209,438
5.55%, 08/15/54 (a)	100,000	96,837
WEC Energy Group, Inc.
5.60%, 09/12/26 (a)	74,000	75,035
5.15%, 10/01/27 (a)	175,000	178,327
1.38%, 10/15/27 (a)	250,000	234,452
4.75%, 01/15/28 (a)	145,000	146,720
2.20%, 12/15/28 (a)	150,000	139,962
1.80%, 10/15/30 (a)	86,000	75,432
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	150,000	140,450
4.75%, 09/30/32 (a)	195,000	197,281
5.63%, 05/15/33	205,000	218,288
4.60%, 10/01/34 (a)	60,000	59,360
4.30%, 10/15/48 (a)	125,000	102,275
Wisconsin Power & Light Co.
3.05%, 10/15/27 (a)	225,000	219,235
3.00%, 07/01/29 (a)	250,000	237,487
1.95%, 09/16/31 (a)	125,000	107,228
6.38%, 08/15/37	120,000	131,638
3.65%, 04/01/50 (a)	200,000	143,332
Wisconsin Public Service Corp.
3.67%, 12/01/42	160,000	125,110
4.75%, 11/01/44 (a)	150,000	133,680
3.30%, 09/01/49 (a)	157,000	107,603
2.85%, 12/01/51 (a)	55,000	33,852
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	147,947
4.75%, 03/21/28 (a)	100,000	101,061
4.00%, 06/15/28 (a)	325,000	322,601
3.40%, 06/01/30 (a)	360,000	341,788
2.35%, 11/15/31 (a)	75,000	65,121
4.60%, 06/01/32 (a)	300,000	293,823
5.45%, 08/15/33 (a)	300,000	306,708
5.50%, 03/15/34 (a)	60,000	61,004
5.60%, 04/15/35 (a)	240,000	245,071
6.50%, 07/01/36	80,000	86,848
3.50%, 12/01/49 (a)	200,000	137,268
		176,207,600
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	200,000	196,180
2.63%, 09/15/29 (a)	310,000	290,461
1.50%, 01/15/31 (a)	375,000	320,509
5.90%, 11/15/33 (a)	125,000	134,211
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 08/15/35 (a)	150,000	151,929
5.50%, 06/15/41 (a)	150,000	151,608
4.15%, 01/15/43 (a)	200,000	168,332
4.13%, 10/15/44 (a)	100,000	83,190
4.30%, 10/01/48 (a)	235,000	195,139
4.13%, 03/15/49 (a)	225,000	179,881
3.38%, 09/15/49 (a)	240,000	167,316
2.85%, 02/15/52 (a)	55,000	33,996
5.75%, 10/15/52 (a)	190,000	190,412
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	260,000	266,321
4.00%, 04/01/28 (a)	120,000	119,160
1.75%, 10/01/30 (a)	250,000	217,875
5.40%, 07/01/34 (a)	100,000	101,796
5.85%, 01/15/41 (a)	125,000	126,421
National Grid USA
5.80%, 04/01/35	85,000	87,245
NiSource, Inc.
3.49%, 05/15/27 (a)	225,000	221,699
5.25%, 03/30/28 (a)	300,000	307,128
5.20%, 07/01/29 (a)	150,000	154,039
2.95%, 09/01/29 (a)	350,000	330,295
3.60%, 05/01/30 (a)	350,000	336,329
1.70%, 02/15/31 (a)	220,000	188,485
5.40%, 06/30/33 (a)	150,000	153,781
5.35%, 04/01/34 (a)	200,000	203,592
5.95%, 06/15/41 (a)	110,000	112,174
5.25%, 02/15/43 (a)	150,000	140,736
4.80%, 02/15/44 (a)	199,000	176,519
5.65%, 02/01/45 (a)	175,000	171,337
4.38%, 05/15/47 (a)	320,000	263,930
3.95%, 03/30/48 (a)	165,000	127,684
5.00%, 06/15/52 (a)	150,000	132,615
6.95%, 11/30/54 (a)(b)	150,000	156,324
6.38%, 03/31/55 (a)(b)	100,000	100,900
5.85%, 04/01/55 (a)	360,000	356,836
Northwest Natural Holding Co.
7.00%, 09/15/55 (a)(b)	100,000	101,235
ONE Gas, Inc.
5.10%, 04/01/29 (a)	100,000	102,637
2.00%, 05/15/30 (a)	80,000	71,786
4.25%, 09/01/32 (a)	160,000	154,742
4.66%, 02/01/44 (a)	200,000	176,502
4.50%, 11/01/48 (a)	125,000	105,224
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	270,000	261,841
5.40%, 06/15/33 (a)	100,000	103,049
5.10%, 02/15/35 (a)	75,000	75,439
3.64%, 11/01/46 (a)	130,000	94,775
3.35%, 06/01/50 (a)	200,000	134,544
5.05%, 05/15/52 (a)	170,000	151,149
Sempra
5.40%, 08/01/26 (a)	150,000	151,471
3.25%, 06/15/27 (a)	275,000	269,470
3.40%, 02/01/28 (a)	355,000	346,675
3.70%, 04/01/29 (a)	200,000	195,044
5.50%, 08/01/33 (a)	205,000	209,375
3.80%, 02/01/38 (a)	345,000	286,416
6.00%, 10/15/39	260,000	263,882
4.00%, 02/01/48 (a)	250,000	184,865
4.13%, 04/01/52 (a)(b)	300,000	289,038
6.40%, 10/01/54 (a)(b)	360,000	342,378
6.88%, 10/01/54 (a)(b)	300,000	303,540
6.55%, 04/01/55 (a)(b)	35,000	33,216
6.63%, 04/01/55 (a)(b)	115,000	110,850
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern California Gas Co.
2.95%, 04/15/27 (a)	240,000	235,320
2.55%, 02/01/30 (a)	250,000	229,952
5.20%, 06/01/33 (a)	100,000	101,405
5.05%, 09/01/34 (a)	85,000	85,631
5.13%, 11/15/40	155,000	148,823
3.75%, 09/15/42 (a)	105,000	81,628
4.13%, 06/01/48 (a)	125,000	97,461
4.30%, 01/15/49 (a)	175,000	141,010
3.95%, 02/15/50 (a)	150,000	113,124
6.35%, 11/15/52 (a)	210,000	225,208
5.75%, 06/01/53 (a)	150,000	147,865
5.60%, 04/01/54 (a)	150,000	146,428
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	200,000	172,142
5.15%, 09/15/32 (a)	90,000	91,533
5.75%, 09/15/33 (a)	225,000	236,250
5.88%, 03/15/41 (a)	200,000	205,172
4.40%, 06/01/43 (a)	156,000	132,179
3.95%, 10/01/46 (a)	175,000	135,002
4.40%, 05/30/47 (a)	185,000	151,058
3.15%, 09/30/51 (a)	150,000	96,117
Southwest Gas Corp.
5.45%, 03/23/28 (a)	100,000	102,372
2.20%, 06/15/30 (a)	255,000	229,490
4.05%, 03/15/32 (a)	190,000	180,422
3.80%, 09/29/46 (a)	100,000	73,907
4.15%, 06/01/49 (a)	125,000	95,779
3.18%, 08/15/51 (a)	85,000	55,034
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	125,000	124,782
3.30%, 06/01/51 (a)	110,000	74,140
Washington Gas Light Co.
3.80%, 09/15/46 (a)	160,000	120,749
3.65%, 09/15/49 (a)	200,000	143,974
		15,509,485
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (a)	100,000	97,607
3.75%, 09/01/28 (a)	250,000	246,810
3.45%, 06/01/29 (a)	165,000	160,116
2.30%, 06/01/31 (a)	200,000	175,926
4.45%, 06/01/32 (a)	275,000	271,716
5.15%, 03/01/34 (a)	200,000	203,104
5.25%, 03/01/35 (a)	215,000	217,967
6.59%, 10/15/37	225,000	253,017
4.30%, 12/01/42 (a)	175,000	149,723
4.30%, 09/01/45 (a)	150,000	127,773
4.00%, 12/01/46 (a)	100,000	79,970
3.75%, 09/01/47 (a)	250,000	190,115
4.20%, 09/01/48 (a)	230,000	185,495
4.15%, 06/01/49 (a)	180,000	144,146
3.45%, 05/01/50 (a)	155,000	109,635
3.25%, 06/01/51 (a)	95,000	64,327
5.45%, 03/01/54 (a)	200,000	193,718
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	250,000	242,722
2.70%, 04/15/30 (a)	160,000	147,552
2.40%, 05/01/31 (a)	50,000	44,205
5.38%, 01/15/34 (a)	100,000	101,717
4.28%, 05/01/49 (a)	205,000	161,548
3.35%, 04/15/50 (a)	290,000	192,076
5.30%, 05/01/52 (a)	150,000	136,972
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Utilities PLC
6.88%, 08/15/28	80,000	85,974
		3,983,931
		195,701,016
Total Corporates (Cost $2,172,853,384)		2,033,041,181

TREASURIES 44.9% OF NET ASSETS
U.S. Treasury Bonds
6.75%, 08/15/26	1,209,000	1,247,206
6.50%, 11/15/26	1,748,000	1,816,759
6.63%, 02/15/27	1,000,000	1,047,832
6.38%, 08/15/27	1,200,000	1,265,438
6.13%, 11/15/27	2,434,000	2,567,204
5.50%, 08/15/28	1,748,000	1,843,594
5.25%, 11/15/28	2,248,000	2,356,185
5.25%, 02/15/29	1,174,000	1,238,157
6.13%, 08/15/29	1,044,000	1,138,205
6.25%, 05/15/30	2,131,000	2,362,247
5.38%, 02/15/31	2,594,000	2,792,096
4.50%, 02/15/36	2,844,000	2,919,099
4.75%, 02/15/37	1,432,000	1,491,853
5.00%, 05/15/37	1,648,000	1,752,674
4.38%, 02/15/38	1,996,000	1,994,441
4.50%, 05/15/38	2,096,000	2,121,545
3.50%, 02/15/39	872,000	787,457
4.25%, 05/15/39	2,846,000	2,771,515
4.50%, 08/15/39	3,146,000	3,135,677
4.38%, 11/15/39	3,825,000	3,750,891
4.63%, 02/15/40	2,955,000	2,973,238
1.13%, 05/15/40	11,700,000	7,276,852
4.38%, 05/15/40	2,194,000	2,144,978
1.13%, 08/15/40	14,100,000	8,677,008
3.88%, 08/15/40	2,994,000	2,755,650
1.38%, 11/15/40	15,700,000	10,007,524
4.25%, 11/15/40	3,053,000	2,927,779
1.88%, 02/15/41	19,100,000	13,144,680
4.75%, 02/15/41	4,292,000	4,349,003
2.25%, 05/15/41	14,200,000	10,318,297
4.38%, 05/15/41	3,944,000	3,823,523
1.75%, 08/15/41	19,900,000	13,217,953
3.75%, 08/15/41	3,817,000	3,420,688
2.00%, 11/15/41	18,000,000	12,384,844
3.13%, 11/15/41	3,844,000	3,153,281
2.38%, 02/15/42	14,400,000	10,477,125
3.13%, 02/15/42	4,082,000	3,334,165
3.00%, 05/15/42	3,998,000	3,193,403
3.25%, 05/15/42	13,100,000	10,841,273
2.75%, 08/15/42	4,191,000	3,208,080
3.38%, 08/15/42	11,700,000	9,823,430
2.75%, 11/15/42	6,358,000	4,844,995
4.00%, 11/15/42	10,900,000	9,947,953
3.13%, 02/15/43	5,286,000	4,252,339
3.88%, 02/15/43	11,450,000	10,253,117
2.88%, 05/15/43	8,881,000	6,847,390
3.88%, 05/15/43	11,300,000	10,097,609
3.63%, 08/15/43	6,417,000	5,521,628
4.38%, 08/15/43	12,850,000	12,254,684
3.75%, 11/15/43	6,150,000	5,375,004
4.75%, 11/15/43	12,150,000	12,140,508
3.63%, 02/15/44	7,027,000	6,017,418
4.50%, 02/15/44	12,150,000	11,744,684
3.38%, 05/15/44	6,294,000	5,178,290
4.63%, 05/15/44	12,500,000	12,262,695
3.13%, 08/15/44	8,132,000	6,414,750
4.13%, 08/15/44	11,800,000	10,815,438
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 11/15/44	6,936,000	5,342,888
4.63%, 11/15/44	12,700,000	12,436,078
2.50%, 02/15/45	9,832,000	6,925,415
4.75%, 02/15/45	12,200,000	12,139,000
3.00%, 05/15/45	5,434,000	4,164,227
5.00%, 05/15/45	8,000,000	8,220,000
2.88%, 08/15/45	5,832,000	4,363,065
3.00%, 11/15/45	3,782,000	2,882,593
2.50%, 02/15/46	7,591,000	5,263,884
2.50%, 05/15/46	6,732,000	4,651,917
2.25%, 08/15/46	9,078,000	5,950,345
2.88%, 11/15/46	3,719,000	2,739,857
3.00%, 02/15/47	7,184,000	5,396,980
3.00%, 05/15/47	4,038,000	3,025,345
2.75%, 08/15/47	8,280,000	5,905,969
2.75%, 11/15/47	6,378,000	4,537,349
3.00%, 02/15/48	7,300,000	5,427,094
3.13%, 05/15/48	10,320,000	7,833,525
3.00%, 08/15/48	6,878,000	5,090,257
3.38%, 11/15/48	8,600,000	6,806,094
3.00%, 02/15/49	13,776,000	10,156,571
2.88%, 05/15/49	13,300,000	9,553,141
2.25%, 08/15/49	12,100,000	7,594,641
2.38%, 11/15/49	11,300,000	7,272,609
2.00%, 02/15/50	14,898,000	8,753,739
1.25%, 05/15/50	16,450,000	7,910,137
1.38%, 08/15/50	19,600,000	9,669,844
1.63%, 11/15/50	19,200,000	10,123,500
1.88%, 02/15/51	21,650,000	12,171,359
2.38%, 05/15/51	21,800,000	13,831,078
2.00%, 08/15/51	21,400,000	12,345,125
1.88%, 11/15/51	20,450,000	11,386,496
2.25%, 02/15/52	18,600,000	11,369,250
2.88%, 05/15/52	16,700,000	11,761,758
3.00%, 08/15/52	16,500,000	11,917,383
4.00%, 11/15/52	16,450,000	14,392,465
3.63%, 02/15/53	16,600,000	13,558,828
3.63%, 05/15/53	16,750,000	13,669,570
4.13%, 08/15/53	18,700,000	16,711,664
4.75%, 11/15/53	19,350,000	19,183,711
4.25%, 02/15/54	21,100,000	19,257,047
4.63%, 05/15/54	20,800,000	20,211,750
4.25%, 08/15/54	20,900,000	19,095,742
4.50%, 11/15/54	21,000,000	20,025,469
4.63%, 02/15/55	22,650,000	22,058,977
4.75%, 05/15/55	15,700,000	15,615,367
U.S. Treasury Notes
4.50%, 07/15/26	6,000,000	6,032,109
0.63%, 07/31/26	18,000,000	17,366,836
1.88%, 07/31/26	6,784,000	6,634,540
4.38%, 07/31/26	21,525,000	21,614,127
1.50%, 08/15/26	15,119,000	14,713,267
4.38%, 08/15/26	13,000,000	13,058,145
0.75%, 08/31/26	17,700,000	17,061,832
1.38%, 08/31/26	6,986,000	6,783,515
3.75%, 08/31/26	20,400,000	20,353,383
4.63%, 09/15/26	14,000,000	14,115,664
0.88%, 09/30/26	16,600,000	15,992,414
1.63%, 09/30/26	4,990,000	4,853,262
3.50%, 09/30/26	20,400,000	20,298,000
4.63%, 10/15/26	13,920,000	14,046,422
1.13%, 10/31/26	16,500,000	15,914,443
1.63%, 10/31/26	6,584,000	6,393,295
4.13%, 10/31/26	20,875,000	20,935,750
2.00%, 11/15/26	15,032,000	14,659,136
4.63%, 11/15/26	13,500,000	13,633,945
1.25%, 11/30/26	16,000,000	15,431,875
1.63%, 11/30/26	6,286,000	6,095,824
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 11/30/26	20,600,000	20,709,437
4.38%, 12/15/26	14,200,000	14,308,164
1.25%, 12/31/26	17,000,000	16,367,812
1.75%, 12/31/26	5,990,000	5,810,417
4.25%, 12/31/26	20,900,000	21,025,727
4.00%, 01/15/27	14,100,000	14,136,076
1.50%, 01/31/27	23,000,000	22,189,160
4.13%, 01/31/27	11,390,000	11,444,281
2.25%, 02/15/27	12,626,000	12,320,214
4.13%, 02/15/27	15,865,000	15,944,015
1.13%, 02/28/27	2,400,000	2,297,719
1.88%, 02/28/27	16,000,000	15,510,625
4.13%, 02/28/27	20,700,000	20,811,182
4.25%, 03/15/27	16,500,000	16,628,262
0.63%, 03/31/27	6,100,000	5,779,273
2.50%, 03/31/27	14,500,000	14,192,441
3.88%, 03/31/27	20,000,000	20,034,766
4.50%, 04/15/27	17,000,000	17,214,160
0.50%, 04/30/27	7,650,000	7,214,906
2.75%, 04/30/27	14,300,000	14,048,353
3.75%, 04/30/27	21,000,000	20,999,180
2.38%, 05/15/27	16,320,000	15,919,013
4.50%, 05/15/27	11,000,000	11,146,738
0.50%, 05/31/27	8,700,000	8,185,647
2.63%, 05/31/27	13,450,000	13,174,695
3.88%, 05/31/27	19,000,000	19,046,016
4.63%, 06/15/27	17,800,000	18,097,941
0.50%, 06/30/27	10,400,000	9,760,563
3.25%, 06/30/27	14,500,000	14,371,426
3.75%, 06/30/27	15,000,000	15,009,961
4.38%, 07/15/27	17,500,000	17,720,801
0.38%, 07/31/27	12,600,000	11,761,805
2.75%, 07/31/27	14,000,000	13,728,203
2.25%, 08/15/27	12,672,000	12,293,820
3.75%, 08/15/27	17,300,000	17,310,137
0.50%, 08/31/27	10,500,000	9,804,375
3.13%, 08/31/27	13,500,000	13,335,996
3.38%, 09/15/27	16,500,000	16,388,496
0.38%, 09/30/27	13,700,000	12,723,875
4.13%, 09/30/27	13,500,000	13,624,453
3.88%, 10/15/27	16,800,000	16,861,031
0.50%, 10/31/27	13,200,000	12,261,562
4.13%, 10/31/27	13,000,000	13,120,859
2.25%, 11/15/27	13,474,000	13,031,358
4.13%, 11/15/27	16,900,000	17,059,098
0.63%, 11/30/27	14,500,000	13,481,602
3.88%, 11/30/27	13,000,000	13,051,289
4.00%, 12/15/27	16,900,000	17,022,129
0.63%, 12/31/27	16,000,000	14,835,000
3.88%, 12/31/27	12,500,000	12,554,687
4.25%, 01/15/28	17,200,000	17,425,750
0.75%, 01/31/28	17,550,000	16,285,166
3.50%, 01/31/28	12,500,000	12,439,453
2.75%, 02/15/28	16,822,000	16,424,449
4.25%, 02/15/28	16,500,000	16,725,586
1.13%, 02/29/28	17,500,000	16,366,602
4.00%, 02/29/28	13,000,000	13,099,531
3.88%, 03/15/28	15,000,000	15,073,828
1.25%, 03/31/28	15,000,000	14,048,437
3.63%, 03/31/28	8,850,000	8,836,172
3.75%, 04/15/28	17,000,000	17,023,906
1.25%, 04/30/28	18,000,000	16,826,484
3.50%, 04/30/28	12,800,000	12,732,500
2.88%, 05/15/28	19,170,000	18,744,666
3.75%, 05/15/28	16,900,000	16,928,387
1.25%, 05/31/28	18,505,000	17,266,033
3.63%, 05/31/28	12,500,000	12,475,586
3.88%, 06/15/28	14,000,000	14,076,016
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 06/30/28	16,500,000	15,364,336
4.00%, 06/30/28	11,100,000	11,197,125
1.00%, 07/31/28	18,000,000	16,597,266
4.13%, 07/31/28	12,500,000	12,653,320
2.88%, 08/15/28	18,368,000	17,920,997
1.13%, 08/31/28	17,500,000	16,162,891
4.38%, 08/31/28	13,400,000	13,666,953
1.25%, 09/30/28	17,750,000	16,426,377
4.63%, 09/30/28	14,500,000	14,905,547
1.38%, 10/31/28	16,500,000	15,302,461
4.88%, 10/31/28	15,000,000	15,542,578
3.13%, 11/15/28	17,714,000	17,386,706
1.50%, 11/30/28	17,500,000	16,268,848
4.38%, 11/30/28	16,050,000	16,389,182
1.38%, 12/31/28	16,500,000	15,247,031
3.75%, 12/31/28	17,000,000	17,018,594
1.75%, 01/31/29	15,800,000	14,764,977
4.00%, 01/31/29	18,000,000	18,167,344
2.63%, 02/15/29	17,166,000	16,534,345
1.88%, 02/28/29	15,000,000	14,060,156
4.25%, 02/28/29	18,250,000	18,577,217
2.38%, 03/31/29	13,900,000	13,247,895
4.13%, 03/31/29	19,500,000	19,768,887
2.88%, 04/30/29	13,200,000	12,800,391
4.63%, 04/30/29	21,000,000	21,661,992
2.38%, 05/15/29	14,658,000	13,947,431
2.75%, 05/31/29	12,000,000	11,574,375
4.50%, 05/31/29	20,550,000	21,116,731
3.25%, 06/30/29	12,500,000	12,275,391
4.25%, 06/30/29	20,500,000	20,886,777
2.63%, 07/31/29	11,000,000	10,538,516
4.00%, 07/31/29	21,000,000	21,200,977
1.63%, 08/15/29	13,166,000	12,127,120
3.13%, 08/31/29	11,400,000	11,128,359
3.63%, 08/31/29	20,500,000	20,403,106
3.50%, 09/30/29	21,000,000	20,794,102
3.88%, 09/30/29	11,000,000	11,053,711
4.00%, 10/31/29	10,500,000	10,602,539
4.13%, 10/31/29	20,400,000	20,697,234
1.75%, 11/15/29	9,866,000	9,087,126
3.88%, 11/30/29	9,800,000	9,845,555
4.13%, 11/30/29	20,000,000	20,297,656
3.88%, 12/31/29	10,000,000	10,044,531
4.38%, 12/31/29	20,000,000	20,501,563
3.50%, 01/31/30	10,500,000	10,380,234
4.25%, 01/31/30	20,775,000	21,190,500
1.50%, 02/15/30	16,998,000	15,386,510
4.00%, 02/28/30	30,500,000	30,805,000
3.63%, 03/31/30	10,500,000	10,426,992
4.00%, 03/31/30	20,000,000	20,191,406
3.50%, 04/30/30	10,200,000	10,070,906
3.88%, 04/30/30	20,500,000	20,585,684
0.63%, 05/15/30	22,905,000	19,713,510
3.75%, 05/31/30	10,000,000	9,979,688
4.00%, 05/31/30	20,400,000	20,601,609
3.75%, 06/30/30	10,750,000	10,725,225
3.88%, 06/30/30	20,000,000	20,078,906
4.00%, 07/31/30	10,000,000	10,089,453
0.63%, 08/15/30	30,000,000	25,591,406
4.13%, 08/31/30	10,500,000	10,653,809
4.63%, 09/30/30	10,500,000	10,897,441
4.88%, 10/31/30	10,500,000	11,024,590
0.88%, 11/15/30	31,500,000	27,027,246
4.38%, 11/30/30	11,800,000	12,107,445
3.75%, 12/31/30	11,250,000	11,197,705
4.00%, 01/31/31	11,600,000	11,684,734
1.13%, 02/15/31	30,600,000	26,485,735
4.25%, 02/28/31	11,500,000	11,724,609
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 03/31/31	12,500,000	12,661,621
4.63%, 04/30/31	13,000,000	13,501,719
1.63%, 05/15/31	30,300,000	26,727,914
4.63%, 05/31/31	12,900,000	13,396,852
4.25%, 06/30/31	13,000,000	13,242,734
4.13%, 07/31/31	12,500,000	12,646,973
1.25%, 08/15/31	32,400,000	27,724,781
3.75%, 08/31/31	13,025,000	12,905,943
3.63%, 09/30/31	12,225,000	12,023,956
4.13%, 10/31/31	12,200,000	12,330,578
1.38%, 11/15/31	29,300,000	25,080,113
4.13%, 11/30/31	12,500,000	12,629,883
4.50%, 12/31/31	12,500,000	12,891,602
4.38%, 01/31/32	12,750,000	13,055,801
1.88%, 02/15/32	27,800,000	24,429,250
4.13%, 02/29/32	13,000,000	13,122,891
4.13%, 03/31/32	13,000,000	13,118,828
4.00%, 04/30/32	9,000,000	9,013,359
2.88%, 05/15/32	28,400,000	26,505,187
4.13%, 05/31/32	12,800,000	12,911,000
4.00%, 06/30/32	11,000,000	11,009,453
2.75%, 08/15/32	29,500,000	27,218,359
4.13%, 11/15/32	29,200,000	29,405,312
3.50%, 02/15/33	29,000,000	27,964,610
3.38%, 05/15/33	29,600,000	28,226,375
3.88%, 08/15/33	32,500,000	32,017,578
4.50%, 11/15/33	34,240,000	35,181,600
4.00%, 02/15/34	36,000,000	35,640,000
4.38%, 05/15/34	36,500,000	37,081,719
3.88%, 08/15/34	35,250,000	34,432,090
4.25%, 11/15/34	36,600,000	36,731,531
4.63%, 02/15/35	37,050,000	38,239,653
4.25%, 05/15/35	27,500,000	27,549,414
Total Treasuries (Cost $3,916,557,089)		3,853,970,774

GOVERNMENT RELATED 4.3% OF NET ASSETS

Agency 1.3%
Foreign 0.7%
Austria 0.0%
Oesterreichische Kontrollbank AG
5.00%, 10/23/26	80,000	81,066
4.75%, 05/21/27	100,000	101,577
3.63%, 09/09/27	350,000	348,908
4.25%, 03/01/28	500,000	506,025
4.00%, 05/28/28	500,000	503,455
4.13%, 01/18/29	450,000	454,684
3.75%, 09/05/29	150,000	149,523
4.50%, 01/24/30	500,000	513,100
		2,658,338
Canada 0.1%
Export Development Canada
3.00%, 05/25/27	1,350,000	1,329,817
3.88%, 02/14/28	1,245,000	1,248,934
4.13%, 02/13/29	980,000	991,143
4.00%, 06/20/30	500,000	503,343
		4,073,237
China 0.0%
Industrial & Commercial Bank of China Ltd.
3.54%, 11/08/27	300,000	295,971
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Germany 0.3%
Kreditanstalt fuer Wiederaufbau
4.63%, 08/07/26 (i)	1,500,000	1,510,530
1.00%, 10/01/26 (i)	1,010,000	974,569
4.38%, 03/01/27 (i)	1,275,000	1,286,398
3.00%, 05/20/27 (i)	1,750,000	1,724,975
4.00%, 06/28/27 (i)	870,000	873,811
3.50%, 08/27/27 (i)	500,000	497,550
3.75%, 02/15/28 (i)	770,000	770,616
2.88%, 04/03/28 (i)	1,185,000	1,159,084
3.88%, 05/15/28 (i)	500,000	502,190
3.88%, 06/15/28 (i)	1,000,000	1,004,430
4.00%, 03/15/29 (i)	1,025,000	1,033,097
1.75%, 09/14/29 (i)	895,000	825,074
4.63%, 03/18/30 (i)	1,000,000	1,035,170
3.75%, 07/15/30 (i)	1,695,000	1,688,983
0.75%, 09/30/30 (i)	530,000	452,885
4.75%, 10/29/30 (i)	815,000	849,279
4.13%, 07/15/33 (i)	1,100,000	1,096,953
4.38%, 02/28/34 (i)	770,000	778,955
4.07%, 04/18/36 (i)(j)	660,000	413,325
4.66%, 06/29/37 (i)(j)	750,000	442,785
Landwirtschaftliche Rentenbank
1.75%, 07/27/26 (i)	600,000	586,074
3.88%, 09/28/27 (i)	60,000	60,163
2.50%, 11/15/27 (i)	500,000	485,925
4.63%, 04/17/29 (i)	500,000	514,675
0.88%, 09/03/30 (i)	850,000	731,620
5.00%, 10/24/33 (i)	565,000	595,205
		21,894,321
Japan 0.1%
Japan Bank for International Cooperation
2.25%, 11/04/26	600,000	586,080
2.88%, 06/01/27	750,000	734,767
2.88%, 07/21/27	700,000	685,461
4.38%, 10/05/27	450,000	454,559
2.75%, 11/16/27	475,000	462,332
4.63%, 07/19/28	440,000	449,161
3.25%, 07/20/28	620,000	608,549
3.50%, 10/31/28	550,000	542,900
2.13%, 02/16/29	545,000	511,215
2.00%, 10/17/29	400,000	368,808
1.25%, 01/21/31	600,000	515,994
1.88%, 04/15/31	1,200,000	1,063,476
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	194,912
2.75%, 04/27/27	710,000	693,201
3.38%, 06/12/28	525,000	515,891
1.00%, 07/22/30 (c)	370,000	317,941
1.75%, 04/28/31	350,000	306,152
		9,011,399
Norway 0.0%
Equinor ASA
3.00%, 04/06/27 (a)	150,000	147,623
7.25%, 09/23/27	350,000	373,793
3.63%, 09/10/28 (a)	285,000	281,403
3.13%, 04/06/30 (a)	550,000	525,013
2.38%, 05/22/30 (a)	300,000	275,322
3.63%, 04/06/40 (a)	200,000	167,032
4.25%, 11/23/41	275,000	243,394
3.95%, 05/15/43	240,000	201,166
4.80%, 11/08/43	260,000	240,841
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 11/18/49 (a)	400,000	279,792
3.70%, 04/06/50 (a)	425,000	321,053
		3,056,432
Republic of Korea 0.1%
Export-Import Bank of Korea
3.25%, 08/12/26	200,000	197,916
1.13%, 12/29/26	550,000	525,921
4.63%, 01/11/27	280,000	282,136
1.63%, 01/18/27	345,000	332,190
2.38%, 04/21/27	500,000	484,940
4.25%, 09/15/27	200,000	200,466
4.13%, 10/17/27	350,000	349,906
5.00%, 01/11/28	520,000	530,956
4.50%, 01/11/29	250,000	252,778
4.88%, 01/14/30	400,000	411,764
1.25%, 09/21/30	300,000	259,188
2.13%, 01/18/32	550,000	474,512
5.13%, 01/11/33	300,000	309,510
4.63%, 01/11/34 (c)	250,000	249,528
2.50%, 06/29/41	200,000	141,688
Korea Development Bank
0.80%, 07/19/26	550,000	530,937
1.00%, 09/09/26	250,000	240,820
2.00%, 09/12/26	350,000	341,201
5.38%, 10/23/26	400,000	406,108
4.13%, 10/16/27	390,000	389,980
4.38%, 02/15/28	675,000	679,981
4.88%, 02/03/30	400,000	411,576
1.63%, 01/19/31	480,000	419,098
2.00%, 10/25/31	250,000	219,820
4.25%, 09/08/32	200,000	195,864
4.38%, 02/15/33	380,000	373,396
		9,212,180
Sweden 0.1%
Svensk Exportkredit AB
2.25%, 03/22/27	575,000	558,843
3.88%, 08/04/27	400,000	400,534
3.75%, 05/08/28	500,000	499,105
4.13%, 06/14/28	800,000	806,656
4.25%, 02/01/29	300,000	303,576
4.88%, 10/04/30	700,000	728,819
		3,297,533
		53,499,411
U.S. 0.6%
Federal Farm Credit Banks Funding Corp.
4.50%, 08/14/26	2,000,000	2,011,720
3.50%, 10/02/26	3,000,000	2,985,840
4.13%, 03/20/29	1,000,000	1,011,060
4.00%, 04/01/30	1,000,000	1,006,690
Federal Home Loan Banks
4.00%, 10/09/26	2,000,000	2,003,380
1.25%, 12/21/26	500,000	481,885
4.13%, 01/15/27	2,500,000	2,512,800
4.75%, 04/09/27	2,000,000	2,034,940
4.25%, 12/10/27	2,000,000	2,022,440
4.00%, 06/30/28	5,000,000	5,043,950
3.25%, 11/16/28	5,000,000	4,932,300
4.75%, 12/08/28	2,000,000	2,061,400
4.75%, 03/10/34	2,000,000	2,051,200
5.50%, 07/15/36	400,000	435,824
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal Home Loan Mortgage Corp.
6.75%, 09/15/29	500,000	557,330
6.75%, 03/15/31	1,564,000	1,788,825
6.25%, 07/15/32	700,000	794,087
Federal National Mortgage Association
1.88%, 09/24/26	4,500,000	4,393,125
0.75%, 10/08/27	6,000,000	5,612,460
7.13%, 01/15/30	527,000	599,304
7.25%, 05/15/30	1,000,000	1,151,660
0.88%, 08/05/30	1,000,000	863,900
6.63%, 11/15/30	2,700,000	3,052,566
5.63%, 07/15/37	1,500,000	1,647,675
Private Export Funding Corp.
4.50%, 02/07/27 (d)	50,000	50,312
3.90%, 10/15/27	195,000	194,848
1.40%, 07/15/28	240,000	222,965
4.30%, 12/15/28	150,000	151,705
4.60%, 02/15/34	150,000	151,392
Tennessee Valley Authority
2.88%, 02/01/27	500,000	492,615
5.25%, 09/15/39	750,000	782,190
4.63%, 09/15/60	100,000	87,203
		53,189,591
		106,689,002

Local Authority 0.7%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.50%, 12/01/29	70,000	82,198
9.38%, 04/15/30	300,000	366,378
9.50%, 11/15/30	30,000	37,427
Province of Alberta
3.30%, 03/15/28	745,000	733,989
1.30%, 07/22/30	1,000,000	876,820
4.50%, 01/24/34	60,000	59,948
Province of British Columbia
0.90%, 07/20/26	650,000	629,135
4.70%, 01/24/28	1,000,000	1,020,330
4.80%, 11/15/28	610,000	626,873
4.90%, 04/24/29	575,000	594,711
1.30%, 01/29/31	700,000	602,854
4.20%, 07/06/33	275,000	270,034
4.75%, 06/12/34	500,000	507,845
4.80%, 06/11/35	750,000	760,380
7.25%, 09/01/36	340,000	413,729
Province of Manitoba
1.50%, 10/25/28	180,000	166,687
4.30%, 07/27/33	260,000	256,394
4.90%, 05/31/34	350,000	358,463
Province of New Brunswick
3.63%, 02/24/28	295,000	292,395
Province of Ontario
3.10%, 05/19/27	725,000	714,545
1.05%, 05/21/27	550,000	521,768
4.20%, 01/18/29	545,000	550,101
3.70%, 09/17/29	200,000	198,044
2.00%, 10/02/29	385,000	355,825
4.70%, 01/15/30	750,000	772,627
1.13%, 10/07/30	490,000	422,860
1.60%, 02/25/31	600,000	525,336
1.80%, 10/14/31	530,000	459,335
2.13%, 01/21/32	475,000	417,554
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.05%, 04/24/34	450,000	467,158
4.85%, 06/11/35	500,000	509,345
Province of Quebec
2.75%, 04/12/27	640,000	626,918
3.63%, 04/13/28	1,000,000	993,990
4.50%, 04/03/29	855,000	872,382
7.50%, 09/15/29	608,000	690,050
1.35%, 05/28/30	575,000	507,506
1.90%, 04/21/31	375,000	332,528
4.50%, 09/08/33	300,000	300,750
4.25%, 09/05/34	600,000	586,596
Province of Saskatchewan
3.25%, 06/08/27	300,000	296,319
		19,778,127
U.S. 0.5%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	118,357
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	317,870
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	300,000	315,740
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	300,000	343,960
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	250,000	281,649
RB Sereis F3
3.13%, 04/01/55 (a)	165,000	107,650
Board of Regents of the University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	60,000	56,622
California Health Facilities Financing Authority
RB Series 2022
4.19%, 06/01/37 (a)	10,000	9,289
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	115,000	94,274
RB Series E
2.90%, 11/01/51 (a)	100,000	69,358
Series B
2.72%, 11/01/52	400,000	256,216
Central Puget Sound Regional Transit Authority
RB (Build America Bonds) Series 2009-S
5.49%, 11/01/39	15,000	15,294
Charlotte-Mecklenburg Hospital Authority
3.20%, 01/15/51 (a)	75,000	50,726
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	166,084
Series C
4.47%, 01/01/49	150,000	129,637
Series C
4.57%, 01/01/54	50,000	43,344
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	408,269	452,604
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	183,019	203,004
City of Atlanta Water & Wastewater Revenue
RB Series 2020
2.26%, 11/01/35 (a)	125,000	102,814
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	212,745
City of New York
6.29%, 02/01/45 (a)	100,000	105,076
6.39%, 02/01/55 (a)	200,000	208,322
GO Bonds Series 2023 B-1
5.83%, 10/01/53	200,000	206,301
GO Bonds Series 2024 D-1
5.09%, 10/01/49	100,000	94,641
GO Bonds Series 2024 D-1
5.11%, 10/01/54	200,000	187,042
GO Bonds Series 2024 D-2
5.26%, 10/01/44 (a)	100,000	97,370
City of New York NY
GO Bonds (Build America Bonds) Series C1
5.52%, 10/01/37	15,000	15,285
City of Riverside CA
RB Series A
3.86%, 06/01/45 (a)	40,000	33,973
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	158,261
RB Series 2012
4.43%, 02/01/42	210,000	197,889
City of San Francisco CA Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	170,152
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	220,000	155,445
Commonwealth Financing Authority
RB Series A
3.86%, 06/01/38	75,000	68,708
RB Series A
2.99%, 06/01/42	20,000	14,973
Series A
4.14%, 06/01/38	215,000	198,944
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	101,720
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	399,353
RB Series 2022 A
3.77%, 07/15/29	150,000	148,399
Series H
2.90%, 09/01/49	300,000	201,947
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	205,340
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
County of Broward Airport System Revenue
RB Series C
3.48%, 10/01/43 (a)	30,000	24,504
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	391,400
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	115,000	121,305
County of Miami-Dade FL Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	35,000	31,562
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	227,935
Series B
6.00%, 12/01/44	300,000	308,752
Dallas Convention Center Hotel Development Corp.
RB Series 2009
7.09%, 01/01/42	105,000	116,141
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	150,284
Dallas Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	150,000	102,792
RB Series A
4.09%, 11/01/51	25,000	20,251
RB Series C
2.84%, 11/01/46 (a)	35,000	25,248
Series A
2.99%, 11/01/38	175,000	148,435
Series A
3.14%, 11/01/45	105,000	78,363
Series C
3.09%, 11/01/40 (a)	205,000	163,169
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	350,819
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	158,111
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	50,000	52,730
Empire State Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	305,000	315,172
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	130,000	105,319
Series A
3.92%, 01/15/53 (a)	125,000	93,408
Golden State Tobacco Securitization Corp.
RB Series 2021 A-1
3.71%, 06/01/41 (a)	100,000	76,887
RB Series B
2.75%, 06/01/34 (a)	100,000	87,466
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series B
3.00%, 06/01/46	125,000	110,988
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	200,615
Series B
3.24%, 10/01/52 (a)	300,000	199,807
Illinois
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	115,385	121,090
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	30,000	32,166
Indiana Finance Authority
RB Series 2021
3.05%, 01/01/51	60,000	42,841
JobsOhio Beverage System
Series B
4.53%, 01/01/35	200,000	198,285
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	40,000	37,275
RB Series K
2.77%, 05/01/51	30,000	20,345
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	94,985
Los Angeles Department of Water & Power
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	262,942
Louisiana Local Government Environmental Facilities & Community Development Authority
RB Sereis A1
5.08%, 06/01/31 (a)	103,737	105,365
RB Series 2022 A
4.48%, 08/01/39 (a)	300,000	286,492
RB Series 2023
5.05%, 12/01/34 (a)	200,000	204,508
RB Series A
3.62%, 02/01/29 (a)	29,639	29,412
RB Series A
4.15%, 02/01/33 (a)	200,000	197,476
RB Series A1
5.20%, 12/01/39 (a)	100,000	101,322
Series 2022-ELL, Class A3
4.28%, 02/01/36 (a)	300,000	291,118
Louisville and Jefferson County Metropolitan Sewer District
RB (Build America Bonds)
6.25%, 05/15/43	100,000	104,823
Maryland Economic Development Corp.
RB Series 2024
5.94%, 05/31/57 (a)	150,000	149,332
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	100,000	76,483
RB Series D
3.20%, 07/01/50	100,000	66,297
Massachusetts School Building Authority
RB Series 2010
5.72%, 08/15/39	50,000	51,476
RB Series B
1.75%, 08/15/30	350,000	317,592
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series B
3.40%, 10/15/40 (a)	250,000	210,873
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	200,000	199,272
Metropolitan Government of Nashville & Davidson County Convention Center Auth
RB (Build America Bonds) Series B
6.73%, 07/01/43	10,000	10,752
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	240,000	261,053
RB Series 2010
6.67%, 11/15/39	40,000	43,093
Metropolitan Transportation Authority Dedicated Tax Fund
RB (Build America Bonds) Series C
7.34%, 11/15/39	310,000	366,543
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB (Build America Bonds) Series B
7.46%, 10/01/46	90,000	105,676
Metropolitan Water Reclamation District of Greater Chicago
GO Bonds Series 2009
5.72%, 12/01/38	250,000	258,776
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	287,887
Michigan State University
RB Series A
4.50%, 08/15/48 (a)	25,000	22,208
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	130,000	93,757
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	244,000	259,913
RB (Build America Bonds) Series A
6.64%, 04/01/57	241,000	260,935
RB Series B
7.06%, 04/01/57	35,000	38,263
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	516,000	545,225
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series B
6.56%, 12/15/40	50,000	55,075
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	597,651
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	650,000	744,262
New York City Municipal Water Finance Authority
RB (Build America Bonds) Series GG
5.72%, 06/15/42	100,000	100,775
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	259,490
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	252,940
Water System RB (Build America Bonds) Series AA-2-2009
5.75%, 06/15/41	300,000	304,116
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	203,069
RB Series 2009F
5.63%, 03/15/39	200,000	204,979
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	388,715
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	500,000	488,229
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	72,241
Oklahoma Development Finance Authority
RB Series 2022
4.38%, 11/01/45 (a)	45,000	42,297
RB Series 2022
4.71%, 05/01/52 (a)	150,000	136,581
Oregon School Boards Association
Series B
5.55%, 06/30/28	303,665	305,770
Oregon State University
RB Series 2020
3.42%, 03/01/60 (a)	270,000	178,485
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	252,274
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	209,323
Consolidated Bonds 168th Series
4.93%, 10/01/51	500,000	461,714
Consolidated Bonds 174th Series
4.46%, 10/01/62	925,000	771,493
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	187,462
RB Series 182
5.31%, 08/01/46 (a)	380,000	365,083
Port of Morrow
RB Series 2020 1
2.54%, 09/01/40	100,000	75,599
Regents of the University of California Medical Center Pooled Revenue
RB (Build America Bonds) Series F
6.58%, 05/15/49	310,000	332,907
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	106,949
RB Series 2022 Q
4.56%, 05/15/53	200,000	168,192
Series N
3.01%, 05/15/50 (a)	235,000	151,481
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	203,828
Rutgers The State University of New Jersey
RB (Build America Bonds) Series H
5.67%, 05/01/40	30,000	30,316
Series P
3.92%, 05/01/19 (a)	150,000	99,871
Series R
3.27%, 05/01/43	100,000	78,995
Sales Tax Securitization Corp.
RB 2021 Series B
3.24%, 01/01/42	150,000	120,985
RB Series 2017B
3.59%, 01/01/43	300,000	254,790
RB Series B
3.82%, 01/01/48	250,000	197,342
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	70,697
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	305,078
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	345,000	360,448
San Joaquin Hills Transportation Corridor Agency
RB Series B
3.49%, 01/15/50 (a)	240,000	178,706
San Jose Redevelopment Successor Agency
Series A
3.38%, 08/01/34 (a)	375,000	346,621
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34 (a)	300,000	308,607
Series A
1.71%, 07/01/27	350,000	333,462
Series A
2.15%, 07/01/30	350,000	314,887
State of California
4.50%, 04/01/33 (a)	10,000	9,894
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,044,862
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,000,000	1,200,080
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	800,000	926,246
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	615,000	715,477
GO Bonds
7.60%, 11/01/40	600,000	724,607
GO Bonds Series 2010
7.63%, 03/01/40	100,000	119,934
GO Bonds Series 2019
2.38%, 10/01/26	175,000	171,422
GO Bonds Series 2021A
1.70%, 02/01/28	100,000	94,522
GO Bonds Series 2023
6.00%, 03/01/33	100,000	109,098
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023
5.20%, 03/01/43 (a)	200,000	193,573
GO Bonds Series 2024
5.13%, 09/01/29	150,000	156,016
GO Bonds Series A
3.05%, 04/01/29	200,000	193,782
State of Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	400,000	428,767
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	196,428	213,535
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,871,618	1,878,271
State of Mississippi
GO Bonds (Build America Bonds) Series F
5.25%, 11/01/34	75,000	76,028
State of Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	165,568	169,431
State of Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	500,000	515,259
State of Wisconsin
RB Series A
3.95%, 05/01/36 (a)	200,000	187,391
State Public School Building Authority
RB Series A
5.00%, 09/15/27	10,000	10,104
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	200,000	192,989
Texas Natural Gas Securitization Finance Corp.
RB 2023
5.10%, 04/01/35 (a)	264,801	270,648
RB Series 2023
5.17%, 04/01/41 (a)	750,000	757,784
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	430,000	334,747
Texas Transportation Commission
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	132,517
United Nations Development Corp.
6.54%, 08/01/55 (a)	100,000	104,574
University of California
RB Series 2015AQ
4.77%, 05/15/15	300,000	245,442
RB Series 2019 BD
3.35%, 07/01/29	200,000	195,889
RB Series 2020 BG
1.32%, 05/15/27 (a)	100,000	95,359
RB Series AD
4.86%, 05/15/12	400,000	335,894
RB Series BG
1.61%, 05/15/30 (a)	250,000	223,495
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series BJ
3.07%, 05/15/51 (a)	250,000	158,436
University of Michigan
RB Series C
3.60%, 04/01/47	130,000	108,030
Series B
2.44%, 04/01/40 (a)	430,000	314,425
University of Minnesota
RB Series 2022
4.05%, 04/01/52	135,000	107,451
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	158,458
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	226,700
Series B
2.58%, 11/01/51 (a)	325,000	196,998
Series C
4.18%, 09/01/17 (a)	150,000	112,171
		39,765,783
		59,543,910

Sovereign 1.0%
Canada 0.0%
Canada Government International Bonds
3.75%, 04/26/28	1,350,000	1,351,984
4.63%, 04/30/29	1,000,000	1,029,920
4.00%, 03/18/30	500,000	503,950
		2,885,854
Chile 0.1%
Chile Government International Bonds
2.75%, 01/31/27 (a)	570,000	556,360
3.24%, 02/06/28 (a)	625,000	608,819
2.45%, 01/31/31 (a)	575,000	514,125
2.55%, 01/27/32 (a)	600,000	527,022
2.55%, 07/27/33 (a)	870,000	734,819
3.50%, 01/31/34 (a)	600,000	538,560
4.95%, 01/05/36 (a)	640,843	629,929
5.65%, 01/13/37 (a)	500,000	516,635
3.10%, 05/07/41 (a)	950,000	708,253
3.63%, 10/30/42	150,000	120,656
3.50%, 01/25/50 (a)	750,000	535,522
4.00%, 01/31/52 (a)	350,000	270,634
5.33%, 01/05/54 (a)	230,000	216,442
3.10%, 01/22/61 (a)	820,000	498,257
3.25%, 09/21/71 (a)	450,000	274,320
		7,250,353
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	500,000	563,350
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	625,000	615,794
4.55%, 01/11/28 (a)	285,000	287,599
4.10%, 04/24/28	500,000	499,945
4.75%, 02/11/29	400,000	407,780
3.40%, 09/18/29	375,000	363,157
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 02/14/30	605,000	567,327
3.85%, 10/15/30	675,000	658,314
1.85%, 03/12/31	425,000	368,432
2.15%, 07/28/31 (a)	200,000	174,616
3.55%, 03/31/32 (a)	350,000	326,802
4.65%, 09/20/32 (a)	275,000	273,229
4.85%, 01/11/33 (a)	420,000	421,499
4.70%, 02/10/34 (a)	240,000	236,059
4.75%, 09/10/34 (a)	300,000	294,927
4.35%, 01/11/48	700,000	586,502
5.35%, 02/11/49 (c)	300,000	289,872
3.70%, 10/30/49	500,000	374,045
3.50%, 02/14/50	350,000	251,171
4.20%, 10/15/50	500,000	404,010
3.05%, 03/12/51	605,000	399,155
5.65%, 01/11/53 (a)	215,000	212,923
5.10%, 02/10/54 (a)	200,000	186,050
5.15%, 09/10/54 (a)(c)	200,000	188,292
3.20%, 09/23/61 (a)	220,000	138,609
4.45%, 04/15/70	275,000	218,749
3.35%, 03/12/71	300,000	188,649
		8,933,507
Israel 0.1%
Israel Government International Bonds
3.25%, 01/17/28	350,000	337,911
5.38%, 03/12/29	200,000	203,988
5.38%, 02/19/30	750,000	766,807
2.75%, 07/03/30	615,000	556,600
5.50%, 03/12/34	935,000	946,379
5.63%, 02/19/35	900,000	917,352
4.50%, 01/30/43	500,000	415,375
4.13%, 01/17/48	350,000	264,415
3.88%, 07/03/50	620,000	437,032
5.75%, 03/12/54	905,000	841,315
4.50%, 04/03/20	330,000	234,092
State of Israel
2.50%, 01/15/30	400,000	361,688
3.38%, 01/15/50	700,000	454,706
		6,737,660
Italy 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	700,000	659,505
5.38%, 06/15/33	504,000	526,403
4.00%, 10/17/49	750,000	544,087
3.88%, 05/06/51	765,000	526,068
		2,256,063
Mexico 0.2%
Mexico Government International Bonds
4.15%, 03/28/27	945,000	941,730
3.75%, 01/11/28	610,000	600,807
5.40%, 02/09/28 (a)	450,000	460,112
4.50%, 04/22/29	955,000	944,505
3.25%, 04/16/30 (a)	800,000	739,256
2.66%, 05/24/31 (a)	1,050,000	910,633
8.30%, 08/15/31	350,000	415,160
4.75%, 04/27/32 (a)	760,000	724,979
5.85%, 07/02/32 (a)	1,000,000	1,014,230
7.50%, 04/08/33	485,000	540,571
4.88%, 05/19/33 (a)	500,000	473,110
3.50%, 02/12/34 (a)	905,000	764,752
6.75%, 09/27/34	650,000	692,425
6.35%, 02/09/35 (a)	800,000	819,152
6.00%, 05/07/36 (a)	300,000	296,469
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.88%, 05/13/37 (a)	1,200,000	1,254,156
6.63%, 01/29/38 (a)	500,000	507,980
6.05%, 01/11/40	850,000	812,999
4.28%, 08/14/41 (a)	855,000	659,838
4.75%, 03/08/44	1,225,000	968,166
5.55%, 01/21/45	850,000	764,770
4.60%, 01/23/46	800,000	604,608
4.35%, 01/15/47	450,000	325,715
4.60%, 02/10/48	600,000	447,732
4.50%, 01/31/50 (a)	725,000	530,019
5.00%, 04/27/51 (a)	1,090,000	848,718
4.40%, 02/12/52 (a)	750,000	528,555
6.34%, 05/04/53 (a)	270,000	248,611
6.40%, 05/07/54 (a)	800,000	737,528
7.38%, 05/13/55 (a)	750,000	775,627
3.77%, 05/24/61 (a)	875,000	516,959
5.75%, 10/12/10	750,000	595,043
		21,464,915
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	400,000	434,384
3.88%, 03/17/28 (a)	400,000	388,220
9.38%, 04/01/29	400,000	451,588
3.16%, 01/23/30 (a)	685,000	618,500
7.50%, 03/01/31 (a)	200,000	213,444
2.25%, 09/29/32 (a)	850,000	650,020
3.30%, 01/19/33 (a)	300,000	245,163
6.40%, 02/14/35 (a)	500,000	487,465
6.70%, 01/26/36	650,000	647,459
6.88%, 01/31/36 (a)	200,000	199,688
8.00%, 03/01/38 (a)	200,000	214,702
4.50%, 05/15/47 (a)	500,000	346,935
4.50%, 04/16/50 (a)	800,000	541,168
4.30%, 04/29/53	700,000	453,523
4.50%, 04/01/56 (a)	800,000	521,464
7.88%, 03/01/57 (a)	200,000	204,662
3.87%, 07/23/60 (a)	1,040,000	593,622
4.50%, 01/19/63 (a)	475,000	306,066
		7,518,073
Peru 0.1%
Peru Government International Bonds
4.13%, 08/25/27	250,000	250,008
2.84%, 06/20/30	275,000	252,125
2.78%, 01/23/31 (a)	965,000	867,458
1.86%, 12/01/32 (a)	375,000	300,285
8.75%, 11/21/33	700,000	857,255
3.00%, 01/15/34 (a)	550,000	463,336
5.38%, 02/08/35 (a)	400,000	400,064
6.55%, 03/14/37	400,000	434,476
3.30%, 03/11/41 (a)	375,000	279,686
5.63%, 11/18/50	700,000	666,750
3.55%, 03/10/51 (a)	400,000	275,544
5.88%, 08/08/54 (a)	450,000	435,285
6.20%, 06/30/55 (a)	400,000	402,276
2.78%, 12/01/60 (a)	730,000	394,390
3.60%, 01/15/72 (a)	300,000	185,424
3.23%, 07/28/21 (a)	350,000	188,664
		6,653,026
Philippines 0.1%
Bangko Sentral ng Pilipinas International Bonds
8.60%, 06/15/27	100,000	107,935
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Philippines Government International Bonds
3.23%, 03/29/27	200,000	196,268
3.00%, 02/01/28	650,000	628,297
4.63%, 07/17/28 (c)	230,000	232,019
3.75%, 01/14/29	525,000	515,807
9.50%, 02/02/30	600,000	724,278
2.46%, 05/05/30	350,000	320,348
7.75%, 01/14/31	550,000	639,149
1.65%, 06/10/31	425,000	361,505
1.95%, 01/06/32	200,000	170,056
6.38%, 01/15/32	350,000	383,026
3.56%, 09/29/32	300,000	279,006
5.61%, 04/13/33	260,000	272,802
5.00%, 07/17/33	425,000	430,117
5.25%, 05/14/34	255,000	260,332
6.38%, 10/23/34	450,000	495,567
5.50%, 02/04/35	400,000	416,016
4.75%, 03/05/35	415,000	407,713
5.00%, 01/13/37	500,000	497,195
3.95%, 01/20/40	700,000	604,009
3.70%, 03/01/41	500,000	406,270
3.70%, 02/02/42	650,000	521,801
2.95%, 05/05/45	435,000	297,679
2.65%, 12/10/45	590,000	382,491
3.20%, 07/06/46	350,000	246,243
4.20%, 03/29/47	100,000	81,602
5.95%, 10/13/47	275,000	283,594
5.50%, 01/17/48	470,000	459,458
5.60%, 05/14/49	200,000	196,954
5.90%, 02/04/50	200,000	204,876
		11,022,413
Poland 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27 (a)	550,000	567,727
4.63%, 03/18/29 (a)	500,000	507,265
5.75%, 11/16/32 (a)	600,000	634,038
4.88%, 10/04/33 (a)	925,000	920,440
5.13%, 09/18/34 (a)	840,000	844,200
5.38%, 02/12/35 (a)	900,000	918,405
5.50%, 04/04/53 (a)	805,000	749,197
5.50%, 03/18/54 (a)	1,000,000	928,280
		6,069,552
Republic of Korea 0.0%
Korea International Bonds
2.75%, 01/19/27	270,000	265,094
3.50%, 09/20/28	225,000	221,432
2.50%, 06/19/29	475,000	448,894
1.00%, 09/16/30	445,000	382,357
3.88%, 09/20/48	200,000	163,362
		1,481,139
Uruguay 0.1%
Oriental Republic of Uruguay
5.25%, 09/10/60 (a)	200,000	181,626
Uruguay Government International Bonds
4.38%, 10/27/27	630,000	631,443
4.38%, 01/23/31 (a)	880,000	879,815
5.75%, 10/28/34 (a)	220,000	232,615
7.63%, 03/21/36	425,000	507,735
5.44%, 02/14/37 (a)	400,000	410,980
4.13%, 11/20/45	390,000	331,125
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.10%, 06/18/50	1,000,000	924,730
4.98%, 04/20/55	850,000	754,774
		4,854,843
		87,690,748

Supranational* 1.3%
African Development Bank
0.88%, 07/22/26	900,000	871,362
4.63%, 01/04/27	690,000	697,590
4.13%, 02/25/27	625,000	627,644
4.38%, 11/03/27	700,000	709,478
4.38%, 03/14/28	625,000	634,938
3.88%, 06/12/28	580,000	582,094
3.50%, 09/18/29	600,000	592,554
5.75%, 05/07/34(a)(b)(k)	230,000	221,111
4.50%, 06/12/35	290,000	294,376
Arab Energy Fund
1.48%, 10/06/26 (d)	290,000	279,505
Asian Development Bank
1.75%, 08/14/26	25,000	24,408
2.63%, 01/12/27	500,000	490,880
4.13%, 01/12/27	520,000	522,075
1.50%, 01/20/27	1,335,000	1,288,008
3.13%, 08/20/27	700,000	691,089
2.50%, 11/02/27	988,000	960,553
4.38%, 01/14/28	1,500,000	1,522,500
2.75%, 01/19/28	690,000	673,440
3.75%, 04/25/28	1,000,000	1,000,250
1.25%, 06/09/28	300,000	279,321
5.82%, 06/16/28	625,000	660,519
4.50%, 08/25/28	1,190,000	1,216,085
3.13%, 09/26/28	105,000	102,988
4.88%, 09/26/28(a)	220,000	221,980
4.38%, 03/06/29	805,000	821,623
1.88%, 03/15/29	550,000	514,030
4.95%, 04/12/29(a)(c)	160,000	160,251
3.63%, 08/28/29	510,000	506,736
1.75%, 09/19/29	1,150,000	1,058,816
1.88%, 01/24/30	1,000,000	919,020
4.13%, 05/30/30	500,000	506,255
0.75%, 10/08/30	1,000,000	852,210
1.50%, 03/04/31	530,000	465,229
3.13%, 04/27/32	200,000	189,124
3.88%, 09/28/32	600,000	592,986
4.00%, 01/12/33	400,000	397,724
3.88%, 06/14/33	425,000	418,064
4.13%, 01/12/34	650,000	645,990
4.38%, 03/22/35	500,000	504,495
Asian Infrastructure Investment Bank
4.88%, 09/14/26	500,000	505,550
3.75%, 09/14/27	675,000	675,243
4.00%, 01/18/28	825,000	830,387
4.13%, 01/18/29	765,000	773,798
4.50%, 01/16/30	510,000	523,994
4.25%, 03/13/34	300,000	300,747
4.50%, 05/21/35	500,000	509,905
Corp. Andina de Fomento
2.25%, 02/08/27	375,000	364,106
6.00%, 04/26/27	600,000	619,200
5.00%, 01/24/29	885,000	909,293
5.00%, 01/22/30	500,000	515,645
Council of Europe Development Bank
0.88%, 09/22/26	605,000	583,281
4.63%, 06/11/27	300,000	304,488
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 01/24/29	500,000	505,420
4.50%, 01/15/30	450,000	462,227
European Bank for Reconstruction & Development
4.38%, 03/09/28	750,000	761,648
4.13%, 01/25/29	375,000	379,241
4.25%, 03/13/34	500,000	499,640
European Investment Bank
0.75%, 10/26/26	670,000	643,234
1.38%, 03/15/27	1,655,000	1,588,982
4.38%, 03/19/27	1,300,000	1,312,025
2.38%, 05/24/27	667,000	649,845
0.63%, 10/21/27	225,000	209,747
3.25%, 11/15/27	1,745,000	1,726,398
3.88%, 03/15/28	1,170,000	1,174,598
3.88%, 06/15/28	500,000	502,220
4.50%, 10/16/28	1,000,000	1,023,510
4.00%, 02/15/29	750,000	756,000
1.75%, 03/15/29	1,075,000	1,000,857
4.75%, 06/15/29	1,705,000	1,765,596
1.63%, 10/09/29	230,000	210,613
3.75%, 11/15/29	1,000,000	998,100
4.50%, 03/14/30	1,765,000	1,816,432
0.88%, 05/17/30	755,000	656,684
3.63%, 07/15/30	1,200,000	1,187,940
0.75%, 09/23/30	450,000	384,696
1.25%, 02/14/31	1,440,000	1,250,150
1.63%, 05/13/31	570,000	502,546
4.38%, 10/10/31	1,250,000	1,277,800
4.25%, 08/16/32	1,450,000	1,468,966
3.75%, 02/14/33	1,650,000	1,617,214
4.13%, 02/13/34	1,120,000	1,114,277
4.63%, 02/12/35	900,000	926,883
4.88%, 02/15/36	390,000	409,364
Inter-American Development Bank
2.00%, 07/23/26	700,000	685,825
1.50%, 01/13/27	775,000	747,991
4.38%, 02/01/27	730,000	735,687
2.38%, 07/07/27	1,305,000	1,270,039
0.63%, 09/16/27	775,000	724,059
4.00%, 01/12/28	110,000	110,668
1.13%, 07/20/28	1,025,000	947,695
3.13%, 09/18/28	1,580,000	1,549,490
4.13%, 02/15/29	825,000	834,339
2.25%, 06/18/29	1,425,000	1,344,316
3.50%, 09/14/29	750,000	741,390
4.50%, 02/15/30	1,250,000	1,285,275
1.13%, 01/13/31	725,000	625,342
3.63%, 09/17/31	100,000	97,947
3.50%, 04/12/33	800,000	767,224
4.50%, 09/13/33	765,000	781,218
4.38%, 07/17/34	35,000	35,362
3.88%, 10/28/41	240,000	212,659
3.20%, 08/07/42	230,000	184,702
4.38%, 01/24/44	250,000	232,540
5.13%, 09/11/54(a)	50,000	48,624
Inter-American Investment Corp.
4.13%, 02/15/28	550,000	553,878
4.75%, 09/19/28	350,000	359,387
4.25%, 02/14/29	320,000	323,808
4.25%, 04/01/30	300,000	303,864
International Bank for Reconstruction & Development
0.88%, 07/15/26	800,000	775,136
4.00%, 08/27/26	1,050,000	1,050,787
1.88%, 10/27/26	395,000	384,813
3.13%, 06/15/27	1,025,000	1,012,064
2.50%, 11/22/27	1,040,000	1,010,620
0.75%, 11/24/27	1,950,000	1,817,146
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 04/20/28	1,635,000	1,532,992
3.63%, 05/05/28	1,000,000	997,160
3.50%, 07/12/28	1,040,000	1,032,668
4.63%, 08/01/28	1,010,000	1,035,311
1.13%, 09/13/28	1,075,000	990,225
3.63%, 09/21/29	815,000	809,287
3.88%, 10/16/29	1,350,000	1,353,429
1.75%, 10/23/29	1,150,000	1,056,597
3.88%, 02/14/30	1,300,000	1,302,561
4.13%, 03/20/30	1,500,000	1,518,720
0.88%, 05/14/30	1,950,000	1,695,544
0.75%, 08/26/30	1,200,000	1,026,672
4.00%, 01/10/31	1,500,000	1,506,405
1.25%, 02/10/31	1,595,000	1,382,020
4.50%, 04/10/31	900,000	926,379
1.63%, 11/03/31	1,435,000	1,245,106
4.63%, 01/15/32	2,000,000	2,068,580
2.50%, 03/29/32	1,000,000	910,060
4.00%, 05/06/32	1,500,000	1,495,965
4.75%, 11/14/33	805,000	836,387
5.10%, 04/05/34(a)	350,000	351,208
3.88%, 08/28/34	1,000,000	972,550
4.50%, 08/28/34(a)	50,000	49,709
4.70%, 11/08/34(a)	260,000	259,841
4.75%, 02/15/35	320,000	331,002
International Finance Corp.
0.75%, 10/08/26	1,025,000	985,497
4.38%, 01/15/27	500,000	503,780
4.50%, 01/21/28	500,000	509,250
4.50%, 07/13/28	600,000	612,852
4.25%, 07/02/29	180,000	183,044
3.88%, 07/02/30	500,000	500,970
0.75%, 08/27/30	500,000	427,930
Nordic Investment Bank
3.38%, 09/08/27	200,000	198,450
4.38%, 03/14/28	1,050,000	1,066,537
		113,144,374
Total Government Related (Cost $389,725,731)		367,068,034

SECURITIZED 26.3% OF NET ASSETS

Asset-Backed Securities 0.0%
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	1,952,765
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	96,334	94,767
4.26%, 06/01/38	175,000	165,272
4.45%, 12/01/49	400,000	344,644
4.67%, 12/01/53	300,000	259,419
		864,102
Utilities 0.0%
Duke Energy Florida Project Finance LLC
2.54%, 09/01/31	189,050	181,371
2.86%, 03/01/35	35,000	31,867
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/39	175,000	145,964
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PG&E Energy Recovery Funding LLC
2.82%, 07/15/48	100,000	70,502
PG&E Wildfire Recovery Funding LLC
4.38%, 06/03/41	115,000	106,463
5.10%, 06/01/54	315,000	291,892
		828,059
		3,644,926

Commercial Mortgage-Backed Security 1.9%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	978,944
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	580,070
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	1,000,000	976,889
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	800,000	749,754
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	700,000	631,060
Series 2024-BNK47, Class A5
5.72%, 06/15/57 (a)	1,750,000	1,841,914
Series 2025-BNK50, Class A5
5.65%, 05/15/68 (a)(l)	1,600,000	1,674,867
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,135,660
Series 2022-C15, Class A5
3.66%, 04/15/55 (a)	3,145,000	2,905,225
Series 2022-C18, Class A5
5.71%, 12/15/55 (a)(l)	2,657,000	2,796,848
Series 2023-C20, Class C20
5.58%, 07/15/56 (a)	3,642,858	3,794,917
Series 2023-C21, Class A5
6.00%, 09/15/56 (a)	3,700,000	3,945,360
Series 2025-C32, Class A4
5.43%, 02/15/62 (a)	1,035,000	1,063,059
Series 2025-C32, Class A5
5.72%, 02/15/62 (a)	1,000,000	1,052,071
Benchmark Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	1,875,000	1,765,108
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,600,000	2,437,181
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	2,600,000	2,540,384
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,073,000	986,762
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,610,171
BMO Mortgage Trust
Series 2024-C9, Class A5
5.76%, 07/15/57 (a)	8,700,000	9,147,514
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,652,312
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	3,625,000	3,575,220
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,600,000	5,474,950
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	489,788
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
COMM Mortgage Trust
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	220,337	219,904
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.72%, 08/15/48 (a)	93,999	93,600
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,238,000	2,075,386
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(l)	100,000	98,610
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K053, Class A2
3.00%, 12/25/25 (a)	840,735	834,212
Series K054, Class A2
2.75%, 01/25/26 (a)	269,335	266,474
Series K055, Class A2
2.67%, 03/25/26 (a)	730,077	720,681
Series K058, Class A2
2.65%, 08/25/26 (a)	750,000	736,411
Series K061, Class A2
3.35%, 11/25/26 (a)(l)	500,693	494,573
Series K062, Class A2
3.41%, 12/25/26 (a)	257,767	254,717
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	105,381
Series K070, Class A2
3.30%, 11/25/27 (a)(l)	308,000	302,827
Series K071, Class A2
3.29%, 11/25/27 (a)	4,768,000	4,683,949
Series K072, Class A2
3.44%, 12/25/27 (a)	1,500,000	1,478,156
Series K074, Class A2
3.60%, 01/25/28 (a)	8,175,000	8,082,490
Series K078, Class A2
3.85%, 06/25/28 (a)	1,183,000	1,176,442
Series K083, Class A2
4.05%, 09/25/28 (a)(l)	2,100,000	2,099,263
Series K084, Class A2
3.78%, 10/25/28 (a)(l)	2,000,000	1,982,092
Series K085, Class A2
4.06%, 10/25/28 (a)(l)	900,000	899,417
Series K087, Class A2
3.77%, 12/25/28 (a)	2,560,000	2,537,445
Series K088, Class A2
3.69%, 01/25/29 (a)	2,600,000	2,568,748
Series K089, Class A2
3.56%, 01/25/29 (a)	2,990,000	2,940,802
Series K091, Class A2
3.51%, 03/25/29 (a)	800,000	784,814
Series K098, Class A2
2.43%, 08/25/29 (a)	500,000	469,329
Series K100, Class A2
2.67%, 09/25/29 (a)	800,000	756,564
Series K103, Class A2
2.65%, 11/25/29 (a)	2,200,000	2,074,603
Series K112, Class A2
1.31%, 05/25/30 (a)	2,000,000	1,754,555
Series K126, Class A2
2.07%, 01/25/31 (a)	1,500,000	1,344,650
Series K130, Class A2
1.72%, 06/25/31 (a)	3,500,000	3,046,984
Series K131, Class A2
1.85%, 07/25/31 (a)	1,000,000	875,646
Series K132, Class A2
2.02%, 08/25/31 (a)	1,000,000	879,047
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K144, Class A2
2.45%, 04/25/32 (a)	2,060,000	1,834,383
Series K149, Class A2
3.53%, 08/25/32 (a)	3,185,000	3,022,082
Series K150, Class A2
3.71%, 09/25/32 (a)	1,600,000	1,534,132
Series K-1511, Class A2
3.47%, 03/25/31 (a)	500,000	480,591
Series K-1512, Class A2
2.99%, 05/25/31 (a)	1,425,000	1,335,065
Series K153, Class A2
3.82%, 12/25/32 (a)(l)	4,200,000	4,045,638
Series K154, Class A2
3.42%, 04/25/32 (a)	1,760,000	1,715,946
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	797,696
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	1,683,418
Series K157, Class A2
4.20%, 05/25/33 (a)	400,000	393,810
Series K163, Class A2
5.00%, 03/25/34 (a)(l)	1,500,000	1,551,285
Series K733, Class A2
3.75%, 08/25/25 (a)(l)	869,432	866,221
Series K742, Class A2
1.76%, 03/25/28 (a)	700,000	660,669
Series K755, Class A2
5.20%, 02/25/31 (a)	1,000,000	1,045,599
Federal National Mortgage Association-ACES
Series 2016-M6, Class A2
2.49%, 05/25/26 (a)	1,710,391	1,681,488
GS Mortgage Securities Trust
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	360,540
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,500,000	3,246,592
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class A4
3.65%, 01/15/49 (a)	465,864	464,207
JPMBB Commercial Mortgage Securities Trust
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	1,109,467	1,102,970
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class A4
3.73%, 05/15/48 (a)	15,717	15,676
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	397,730
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	244,437
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,269,269
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	3,000,000	2,654,979
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,706,522
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,500,913
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,305,000	1,276,547
Series 2019-C18, Class A4
3.04%, 12/15/52 (a)	500,000	465,595
Wells Fargo Commercial Mortgage Trust
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	115,615	115,309
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2015-C31, Class A3
3.43%, 11/15/48 (a)	205,986	205,288
Series 2015-P2, Class A4
3.81%, 12/15/48 (a)	1,500,000	1,493,030
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	500,000	495,923
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	239,231	238,227
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	2,000,000	1,986,754
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	150,000	146,868
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,519,493
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	2,000,000	1,951,107
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	2,400,000	2,335,113
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,482,444
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	1,229,294	1,215,989
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	1,000,000	967,913
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	4,000,000	3,756,212
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	752,611
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	750,000	690,697
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	3,000,000	2,624,568
Series 2022-C62, Class A4
4.00%, 04/15/55 (a)(l)	1,800,000	1,707,000
Series 2025-C64, Class A5
5.65%, 02/15/58 (a)	1,400,000	1,462,665
		162,945,011

Mortgage-Backed Securities Pass-Through 24.4%
Federal Home Loan Mortgage Corp.
1.00%, 09/01/36 to 10/01/36 (a)	564,812	487,218
1.50%, 08/01/35 to 08/01/51 (a)	57,601,217	46,762,626
2.00%, 01/01/28 to 04/01/52 (a)	236,110,746	192,069,352
2.50%, 04/01/27 to 05/01/52 (a)	148,188,873	125,447,619
3.00%, 08/01/26 to 06/01/53 (a)	78,246,881	69,995,086
3.50%, 01/01/26 to 02/01/53 (a)	47,774,410	44,151,533
4.00%, 04/01/26 to 10/01/52 (a)	26,020,748	24,817,124
4.50%, 05/01/34 to 09/01/52 (a)	17,412,267	17,026,484
5.00%, 11/01/33 to 11/01/54 (a)	27,173,482	26,973,162
5.50%, 09/01/32 to 01/01/55 (a)	60,052,617	60,404,721
6.00%, 07/01/33 to 05/01/55 (a)	46,866,434	48,033,200
6.50%, 12/01/33 to 05/01/55 (a)	26,779,128	27,818,756
7.00%, 12/01/53 to 01/01/54 (a)	5,033,976	5,303,394
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	1,086,850	942,762
1.50%, 09/01/35 to 04/01/51 (a)	44,480,219	36,925,653
2.00%, 04/01/28 to 05/01/52 (a)	243,418,154	200,109,723
2.50%, 07/01/27 to 05/01/52 (a)	172,126,962	146,371,387
3.00%, 12/01/25 to 06/01/52 (a)	104,624,504	93,871,757
3.50%, 10/01/25 to 07/01/52 (a)	68,408,090	63,505,285
4.00%, 02/01/26 to 08/01/52 (a)	47,901,001	45,811,676
4.50%, 03/01/30 to 09/01/52 (a)	29,896,517	29,231,431
5.00%, 09/01/33 to 06/01/55 (a)	54,155,938	53,561,404
5.50%, 07/01/29 to 06/01/55 (a)	63,810,761	64,216,951
6.00%, 04/01/35 to 04/01/55 (a)	68,475,763	69,945,855
6.50%, 08/01/34 to 03/01/55 (a)	29,013,101	30,105,817
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 12/01/53 to 03/01/55 (a)	5,532,605	5,825,383
7.50%, 11/01/53 to 08/01/54 (a)	1,308,087	1,392,181
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	1,338,574	1,043,871
2.00%, 04/20/36 to 04/20/52 (a)	91,251,929	74,499,564
2.50%, 03/20/27 to 06/20/52 (a)	94,433,083	80,456,179
3.00%, 01/20/27 to 06/20/52 (a)	68,794,482	61,520,489
3.50%, 09/20/32 to 08/20/52 (a)	53,795,568	49,867,354
4.00%, 06/15/39 to 10/20/52 (a)	32,795,047	31,094,244
4.50%, 01/20/39 to 05/20/55 (a)	33,595,650	32,615,539
5.00%, 03/20/33 to 05/20/55 (a)	50,950,986	50,306,447
5.50%, 10/20/33 to 06/20/55 (a)	56,530,800	56,778,311
6.00%, 10/15/36 to 04/20/55 (a)	35,828,319	36,491,233
6.50%, 10/20/52 to 05/20/55 (a)	13,528,083	13,896,335
7.00%, 01/20/53 to 12/20/54 (a)	2,985,914	3,085,146
7.50%, 12/20/53 (a)	207,306	214,829
Government National Mortgage Association, TBA
4.00%, 07/20/54 (a)(h)	3,500,000	3,254,085
4.50%, 07/20/54 (a)(h)	6,500,000	6,221,563
Uniform Mortgage-Backed Security, TBA
3.50%, 07/15/54 (a)(h)	500,000	450,329
4.00%, 07/15/54 (a)(h)	24,500,000	22,787,805
4.50%, 07/15/54 (a)(h)	26,000,000	24,871,821
5.00%, 07/15/54 (a)(h)	14,000,000	13,724,725
5.50%, 07/15/54 (a)(h)	2,000,000	2,000,079
		2,096,287,488
Total Securitized (Cost $2,476,361,612)		2,262,877,425

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (m)	108,911,430	108,911,430
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (m)(n)	6,636,115	6,636,115
		115,547,545
Total Short-Term Investments (Cost $115,547,545)		115,547,545
Total Investments in Securities (Cost $9,071,045,361)		8,632,504,959

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $6,443,961.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $21,235,930 or 0.2% of net assets.

(e)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(f)	Issuer is affiliated with the fund’s investment adviser.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero coupon security. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(k)	Perpetual security. Maturity date represents the next call date.
(l)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan.

DAC —	Designated Activity Company
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended June 30, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 6/30/25	FACE AMOUNT AT 6/30/25	INTEREST INCOME EARNED
CORPORATES 0.0% OF NET ASSETS

Financial Institutions 0.0%
Brokerage/Asset Managers/Exchanges 0.0%
Charles Schwab Corp.
3.45%, 02/13/26	$88,727	$—	($89,154 )	($1,762 )	$2,417	($228 )	$—	$—	$535
0.90%, 03/11/26	349,354	—	(352,939)	(10,760)	14,023	322	—	—	821
1.15%, 05/13/26	248,358	—	(252,218)	(7,437)	11,153	144	—	—	1,254
5.88%, 08/24/26	300,322	—	(25,447)	438	(410)	(283)	274,620	270,000	8,225
3.20%, 03/02/27	184,093	—	(24,463)	(445)	4,749	(1,399)	162,535	165,000	2,893
2.45%, 03/03/27	424,943	14,499	(48,211)	234	5,678	1,467	398,610	410,000	5,264
3.30%, 04/01/27	203,975	—	—	—	4,662	(1,375)	207,262	210,000	3,465
3.20%, 01/25/28	181,900	—	—	—	4,728	(565)	186,063	190,000	3,040
2.00%, 03/20/28	306,998	—	—	—	10,318	(128)	317,188	335,000	3,350
4.00%, 02/01/29	169,705	—	(24,649)	223	5,065	(1,316)	149,028	150,000	3,317
5.64%, 05/19/29	331,771	—	—	—	5,164	(27)	336,908	325,000	9,170
3.25%, 05/22/29	154,613	—	—	—	5,208	(401)	159,420	165,000	2,681
2.75%, 10/01/29	122,888	—	—	—	4,282	(331)	126,839	135,000	1,856
6.20%, 11/17/29	364,810	—	—	—	7,516	(815)	371,511	350,000	10,843
4.63%, 03/22/30	139,802	—	—	—	3,733	(1,165)	142,370	140,000	3,238
1.65%, 03/11/31	180,308	—	(20,797)	(989)	8,588	584	167,694	195,000	1,691
2.30%, 05/13/31	178,649	—	—	—	8,476	(137)	186,988	210,000	2,415
1.95%, 12/01/31	200,041	4,065	(20,764)	241	8,783	279	192,645	225,000	2,285
2.90%, 03/03/32	250,184	—	(22,063)	89	9,640	690	238,540	265,000	4,165
5.85%, 05/19/34	386,192	—	—	—	12,423	(286)	398,329	375,000	10,974
6.14%, 08/24/34	393,742	—	—	—	12,297	(128)	405,911	375,000	11,505
Total	$5,161,375	$18,564	($880,705 )	($20,168 )	$148,493	($5,098 )	$4,422,461		$92,987

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$2,033,041,181	$—	$2,033,041,181
Treasuries[1]	—	3,853,970,774	—	3,853,970,774
Government Related[1]	—	367,068,034	—	367,068,034
Securitized[1]	—	2,262,877,425	—	2,262,877,425
Short-Term Investments[1]	115,547,545	—	—	115,547,545
Total	$115,547,545	$8,516,957,414	$—	$8,632,504,959

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $4,523,335)		$4,422,461
Investments in securities, at value - unaffiliated issuers (cost $9,066,522,026) including securities on loan of $6,443,961		8,628,082,498
Cash		3,752,153
Receivables:
Investments sold		110,374,669
Interest		65,496,287
Dividends		326,111
Income from securities on loan		5,262
Foreign tax reclaims	+	488
Total assets		8,812,459,929

Liabilities
Collateral held for securities on loan		6,636,115
Payables:
Investments bought		126,303,529
Investments bought - delayed-delivery		88,785,782
Management fees	+	210,225
Total liabilities		221,935,651
Net assets		$8,590,524,278

Net Assets by Source
Capital received from investors		$9,576,525,264
Total distributable loss	+	(986,000,986)
Net assets		$8,590,524,278

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,590,524,278		369,800,000		$23.23

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers (net of foreign withholding tax of $1,920)		$171,216,796
Dividends received from securities - unaffiliated issuers		2,445,009
Interest received from securities - affiliated issuers		87,889
Securities on loan, net	+	39,923
Total investment income		173,789,617

Expenses
Management fees		1,269,404
Total expenses	–	1,269,404
Net investment income		172,520,213

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(19,958)
Net realized losses on sales of securities - unaffiliated issuers		(21,361,394)
Net realized losses on sales of in-kind redemptions - affiliated issuers		(210)
Net realized losses on sales of in-kind redemptions - unaffiliated issuers	+	(2,955,581)
Net realized losses		(24,337,143)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		148,493
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	192,513,672
Net change in unrealized appreciation (depreciation)		192,662,165
Net realized and unrealized gains		168,325,022
Increase in net assets resulting from operations		$340,845,235
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$172,520,213	$305,333,869
Net realized losses		(24,337,143)	(70,348,866)
Net change in unrealized appreciation (depreciation)	+	192,662,165	(144,029,288)
Increase in net assets resulting from operations		$340,845,235	$90,955,715

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($148,527,400 )	($309,988,610 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,000,000	$504,638,236	62,200,000	$1,439,929,588
Shares redeemed	+	(23,800,000)	(547,071,928)	(15,800,000)	(363,762,306)
Net transactions in fund shares		(1,800,000)	($42,433,692 )	46,400,000	$1,076,167,282

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		371,600,000	$8,440,640,135	325,200,000	$7,583,505,748
Total increase (decrease)	+	(1,800,000)	149,884,143	46,400,000	857,134,387
End of period		369,800,000	$8,590,524,278	371,600,000	$8,440,640,135

[1]
For the period ended December 31, 2024, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 6/30/25*	1/1/24– 12/31/24[1]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]	1/1/20– 12/31/20[1]
Per-Share Data
Net asset value at beginning of period	$24.37	$24.17	$23.48	$25.29	$25.69	$25.02
Income (loss) from investment operations:
Net investment income (loss)[2]	0.55	1.58	0.72	0.38	0.25	0.45
Net realized and unrealized gains (losses)	0.36	0.32	0.69	(1.80)	(0.41)	0.88
Total from investment operations	0.91	1.90	1.41	(1.42)	(0.16)	1.33
Less distributions:
Distributions from net investment income	(0.46)	(1.70)	(0.72)	(0.39)	(0.24)	(0.45)
Distributions from net realized gains	—	—	—	—	—	(0.21)
Total distributions	(0.46)	(1.70)	(0.72)	(0.39)	(0.24)	(0.66)
Net asset value at end of period	$24.82	$24.37	$24.17	$23.48	$25.29	$25.69
Total return	3.78%[3]	4.95%	6.14%	(5.65%)	(0.64%)	5.31%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]	0.03%	0.03%	0.04%[5,6]	0.05%[7]	0.05%
Net investment income (loss)	4.52%[4]	4.06%	3.04%	1.56%	0.99%	1.74%
Portfolio turnover rate[8]	20%[3]	33%	28%	14%	13%	80%
Net assets, end of period (x 1,000)	$528,767	$475,203	$389,173	$370,872	$609,404	$118,146

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[8]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.5% OF NET ASSETS

Financial Institutions 42.9%
Banking 32.4%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	150,000	150,912
7.10%, 11/15/27 (a)	140,000	147,636
2.20%, 11/02/28 (a)	150,000	138,494
5.74%, 05/15/29 (a)(b)	100,000	101,838
6.99%, 06/13/29 (a)(b)	155,000	163,127
6.85%, 01/03/30 (a)(b)	155,000	163,688
5.54%, 01/17/31 (a)(b)	100,000	101,439
American Express Co.
1.65%, 11/04/26 (a)	260,000	251,519
2.55%, 03/04/27 (a)	390,000	379,922
3.30%, 05/03/27 (a)	260,000	256,105
5.39%, 07/28/27 (a)(b)	225,000	227,252
5.85%, 11/05/27 (a)	275,000	285,051
5.10%, 02/16/28 (a)(b)	345,000	349,119
5.04%, 07/26/28 (a)(b)	235,000	238,445
4.73%, 04/25/29 (a)(b)	150,000	151,701
4.05%, 05/03/29 (a)	170,000	170,014
5.28%, 07/27/29 (a)(b)	270,000	277,714
5.53%, 04/25/30 (a)(b)	270,000	280,811
5.09%, 01/30/31 (a)(b)	275,000	281,476
5.02%, 04/25/31 (a)(b)	300,000	306,540
American Express Credit Corp.
3.30%, 05/03/27 (a)	150,000	148,023
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	55,000	56,547
Australia & New Zealand Banking Group Ltd.
4.75%, 01/18/27	250,000	252,545
4.90%, 07/16/27	265,000	269,357
4.62%, 12/16/29	250,000	254,402
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	206,856
5.38%, 03/13/29	200,000	206,152
Banco Santander SA
4.25%, 04/11/27	200,000	199,564
5.29%, 08/18/27	400,000	406,740
1.72%, 09/14/27 (a)(b)	200,000	193,216
6.53%, 11/07/27 (a)(b)	200,000	205,446
3.80%, 02/23/28	200,000	196,566
5.55%, 03/14/28 (a)(b)	200,000	203,268
4.18%, 03/24/28 (a)(b)	400,000	397,632
4.38%, 04/12/28	200,000	199,542
5.37%, 07/15/28 (a)(b)	200,000	203,688
5.59%, 08/08/28	200,000	206,612
6.61%, 11/07/28	200,000	213,390
3.31%, 06/27/29	200,000	191,942
5.57%, 01/17/30	200,000	207,610
5.54%, 03/14/30 (a)(b)	200,000	206,072
3.49%, 05/28/30	200,000	190,088
Bank of America Corp.
6.22%, 09/15/26	120,000	122,582
4.25%, 10/22/26	400,000	399,412
1.73%, 07/22/27 (a)(b)	1,085,000	1,054,880
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.93%, 09/15/27 (a)(b)	300,000	305,304
3.25%, 10/21/27 (a)	495,000	485,798
4.18%, 11/25/27 (a)	390,000	388,717
3.82%, 01/20/28 (a)(b)	435,000	431,355
2.55%, 02/04/28 (a)(b)	200,000	194,446
3.71%, 04/24/28 (a)(b)	390,000	385,515
4.38%, 04/27/28 (a)(b)	440,000	440,128
3.59%, 07/21/28 (a)(b)	395,000	389,099
4.95%, 07/22/28 (a)(b)	580,000	586,821
6.20%, 11/10/28 (a)(b)	400,000	416,296
3.42%, 12/20/28 (a)(b)	1,100,000	1,075,316
4.98%, 01/24/29 (a)(b)	485,000	492,115
3.97%, 03/05/29 (a)(b)	480,000	474,710
5.20%, 04/25/29 (a)(b)	600,000	613,350
4.62%, 05/09/29 (a)(b)	400,000	402,676
2.09%, 06/14/29 (a)(b)	580,000	543,756
4.27%, 07/23/29 (a)(b)	500,000	498,745
5.82%, 09/15/29 (a)(b)	515,000	537,001
3.97%, 02/07/30 (a)(b)	530,000	521,997
3.19%, 07/23/30 (a)(b)	485,000	461,938
2.88%, 10/22/30 (a)(b)	375,000	351,165
5.16%, 01/24/31 (a)(b)	500,000	512,665
2.50%, 02/13/31 (a)(b)	640,000	585,043
2.59%, 04/29/31 (a)(b)	500,000	457,380
Bank of America NA
5.53%, 08/18/26 (a)	390,000	395,612
Bank of Montreal
1.25%, 09/15/26	280,000	270,301
5.27%, 12/11/26	250,000	253,500
2.65%, 03/08/27	265,000	258,849
4.57%, 09/10/27 (a)(b)	200,000	200,464
4.70%, 09/14/27 (a)	150,000	151,508
5.20%, 02/01/28 (a)	200,000	204,768
5.72%, 09/25/28 (a)	225,000	234,653
5.00%, 01/27/29 (a)(b)	150,000	152,513
4.64%, 09/10/30 (a)(b)	120,000	121,088
3.80%, 12/15/32 (a)(b)	260,000	253,336
Bank of New York Mellon
4.73%, 04/20/29 (a)(b)	250,000	253,525
Bank of New York Mellon Corp.
2.45%, 08/17/26 (a)	165,000	162,007
1.05%, 10/15/26 (a)	50,000	48,102
2.05%, 01/26/27 (a)	100,000	97,000
3.25%, 05/16/27 (a)	175,000	172,676
3.40%, 01/29/28 (a)	155,000	152,528
3.44%, 02/07/28 (a)(b)	225,000	222,480
3.85%, 04/28/28	200,000	199,680
4.44%, 06/09/28 (a)(b)	140,000	140,799
3.99%, 06/13/28 (a)(b)	145,000	144,614
4.89%, 07/21/28 (a)(b)	45,000	45,611
5.80%, 10/25/28 (a)(b)	220,000	227,872
3.00%, 10/30/28 (a)	100,000	96,394
4.54%, 02/01/29 (a)(b)	150,000	151,266
3.85%, 04/26/29 (a)	105,000	104,030
3.30%, 08/23/29 (a)	175,000	168,180
6.32%, 10/25/29 (a)(b)	150,000	159,302
4.98%, 03/14/30 (a)(b)	230,000	235,552
4.94%, 02/11/31 (a)(b)	250,000	255,290
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bank of Nova Scotia
2.70%, 08/03/26	75,000	73,840
1.30%, 09/15/26	210,000	202,931
5.35%, 12/07/26	145,000	147,133
1.95%, 02/02/27	150,000	145,203
2.95%, 03/11/27	200,000	196,214
5.40%, 06/04/27	185,000	189,325
5.25%, 06/12/28	85,000	87,620
4.40%, 09/08/28 (a)(b)	295,000	295,643
4.93%, 02/14/29 (a)(b)	200,000	202,594
5.45%, 08/01/29	150,000	155,885
4.85%, 02/01/30	200,000	203,830
5.13%, 02/14/31 (a)(b)	225,000	229,354
Bank OZK
2.75%, 10/01/31 (a)(b)(c)	110,000	98,823
BankUnited, Inc.
5.13%, 06/11/30 (a)	50,000	49,521
Barclays PLC
6.50%, 09/13/27 (a)(b)	255,000	260,817
2.28%, 11/24/27 (a)(b)	380,000	368,573
4.34%, 01/10/28 (a)	310,000	309,231
5.67%, 03/12/28 (a)(b)	220,000	224,281
4.84%, 05/09/28 (a)	320,000	320,640
5.50%, 08/09/28 (a)(b)	325,000	331,558
7.39%, 11/02/28 (a)(b)	350,000	371,686
5.09%, 02/25/29 (a)(b)	260,000	263,411
4.97%, 05/16/29 (a)(b)	390,000	394,298
6.49%, 09/13/29 (a)(b)	290,000	306,585
5.69%, 03/12/30 (a)(b)	300,000	310,518
5.09%, 06/20/30 (a)(b)	250,000	251,175
4.94%, 09/10/30 (a)(b)	275,000	277,189
5.37%, 02/25/31 (a)(b)	325,000	332,056
2.65%, 06/24/31 (a)(b)	200,000	180,960
BPCE SA
3.38%, 12/02/26	250,000	247,305
Canadian Imperial Bank of Commerce
5.93%, 10/02/26	185,000	188,667
3.45%, 04/07/27 (a)	200,000	197,548
5.24%, 06/28/27	200,000	203,650
4.51%, 09/11/27 (a)(b)	200,000	200,378
4.86%, 01/13/28 (a)(b)	215,000	216,640
5.00%, 04/28/28 (a)	205,000	209,043
5.99%, 10/03/28 (a)	135,000	141,765
4.86%, 03/30/29 (a)(b)	250,000	252,750
5.26%, 04/08/29 (a)	240,000	247,111
4.63%, 09/11/30 (a)(b)	100,000	100,096
5.25%, 01/13/31 (a)(b)	200,000	204,984
Capital One Financial Corp.
3.75%, 07/28/26 (a)	285,000	282,449
3.75%, 03/09/27 (a)	250,000	248,090
3.65%, 05/11/27 (a)	190,000	187,999
7.15%, 10/29/27 (a)(b)	145,000	149,905
1.88%, 11/02/27 (a)(b)	260,000	251,254
3.80%, 01/31/28 (a)	245,000	241,964
4.93%, 05/10/28 (a)(b)	260,000	262,054
5.47%, 02/01/29 (a)(b)	210,000	215,093
6.31%, 06/08/29 (a)(b)	355,000	372,775
5.70%, 02/01/30 (a)(b)	190,000	196,593
3.27%, 03/01/30 (a)(b)	245,000	234,445
5.25%, 07/26/30 (a)(b)	170,000	173,888
5.46%, 07/26/30 (a)(b)	180,000	185,411
Capital One NA
3.45%, 07/27/26 (a)	255,000	252,190
2.70%, 02/06/30 (a)	250,000	230,248
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Citibank NA
5.49%, 12/04/26 (a)	425,000	431,953
4.58%, 05/29/27 (a)	400,000	402,208
4.88%, 11/19/27 (a)(b)	170,000	171,098
5.80%, 09/29/28 (a)	470,000	491,629
4.84%, 08/06/29 (a)	385,000	393,385
4.91%, 05/29/30 (a)	400,000	407,780
Citigroup, Inc.
3.20%, 10/21/26 (a)	615,000	606,642
4.30%, 11/20/26	200,000	199,752
4.45%, 09/29/27	655,000	655,707
3.89%, 01/10/28 (a)(b)	560,000	555,100
6.63%, 01/15/28	65,000	68,827
3.07%, 02/24/28 (a)(b)	520,000	508,737
4.64%, 05/07/28 (a)(b)	400,000	401,232
4.66%, 05/24/28 (a)(b)	310,000	311,277
3.67%, 07/24/28 (a)(b)	470,000	462,776
4.13%, 07/25/28	350,000	347,735
3.52%, 10/27/28 (a)(b)	420,000	411,499
4.79%, 03/04/29 (a)(b)	400,000	403,024
4.08%, 04/23/29 (a)(b)	415,000	411,008
5.17%, 02/13/30 (a)(b)	610,000	622,456
3.98%, 03/20/30 (a)(b)	490,000	480,371
4.54%, 09/19/30 (a)(b)	550,000	547,712
2.98%, 11/05/30 (a)(b)	390,000	365,141
2.67%, 01/29/31 (a)(b)	470,000	430,999
4.41%, 03/31/31 (a)(b)	650,000	643,428
4.95%, 05/07/31 (a)(b)	400,000	404,752
2.57%, 06/03/31 (a)(b)	580,000	526,193
5.59%, 11/19/34 (a)(b)	240,000	243,739
Citizens Bank NA
4.58%, 08/09/28 (a)(b)	250,000	250,695
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	85,000	83,591
5.84%, 01/23/30 (a)(b)	245,000	253,746
2.50%, 02/06/30 (a)	50,000	45,385
5.25%, 03/05/31 (a)(b)	175,000	177,445
Comerica, Inc.
4.00%, 02/01/29 (a)	145,000	141,755
5.98%, 01/30/30 (a)(b)	190,000	194,708
Commonwealth Bank of Australia
4.58%, 11/27/26	250,000	251,837
Cooperatieve Rabobank UA
3.75%, 07/21/26	285,000	282,931
5.50%, 10/05/26	250,000	254,175
5.04%, 03/05/27	250,000	253,925
4.49%, 10/17/29	250,000	252,912
Deutsche Bank AG
7.15%, 07/13/27 (a)(b)	225,000	230,783
5.37%, 09/09/27	155,000	158,957
2.31%, 11/16/27 (a)(b)	275,000	266,887
2.55%, 01/07/28 (a)(b)	255,000	247,694
5.71%, 02/08/28 (a)(b)	215,000	218,677
5.37%, 01/10/29 (a)(b)	210,000	213,788
6.72%, 01/18/29 (a)(b)	305,000	320,369
5.41%, 05/10/29	205,000	212,476
6.82%, 11/20/29 (a)(b)	265,000	282,731
5.00%, 09/11/30 (a)(b)	255,000	256,879
5.30%, 05/09/31 (a)(b)	215,000	218,451
4.88%, 12/01/32 (a)(b)	200,000	197,868
Fifth Third Bancorp
2.55%, 05/05/27 (a)	100,000	96,925
1.71%, 11/01/27 (a)(b)	120,000	115,949
3.95%, 03/14/28 (a)	275,000	272,629
4.06%, 04/25/28 (a)(b)	35,000	34,789
6.36%, 10/27/28 (a)(b)	195,000	203,438
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.34%, 07/27/29 (a)(b)	240,000	252,878
4.77%, 07/28/30 (a)(b)	250,000	251,665
4.90%, 09/06/30 (a)(b)	130,000	131,499
First Citizens BancShares, Inc.
5.23%, 03/12/31 (a)(b)	100,000	100,747
First Horizon Corp.
5.51%, 03/07/31 (a)(b)	100,000	101,565
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	115,000	119,436
FNB Corp.
5.72%, 12/11/30 (a)(b)	100,000	100,624
Goldman Sachs Group, Inc.
3.50%, 11/16/26 (a)	535,000	529,056
5.95%, 01/15/27	120,000	123,389
3.85%, 01/26/27 (a)	570,000	566,403
1.54%, 09/10/27 (a)(b)	535,000	516,682
1.95%, 10/21/27 (a)(b)	800,000	774,952
2.64%, 02/24/28 (a)(b)	560,000	544,006
3.62%, 03/15/28 (a)(b)	615,000	606,870
4.94%, 04/23/28 (a)(b)	235,000	237,052
3.69%, 06/05/28 (a)(b)	475,000	468,606
4.48%, 08/23/28 (a)(b)	475,000	475,822
3.81%, 04/23/29 (a)(b)	500,000	492,045
4.22%, 05/01/29 (a)(b)	670,000	666,657
6.48%, 10/24/29 (a)(b)	515,000	546,667
2.60%, 02/07/30 (a)	395,000	365,213
3.80%, 03/15/30 (a)	415,000	405,090
5.73%, 04/25/30 (a)(b)	465,000	484,144
5.05%, 07/23/30 (a)(b)	475,000	482,771
4.69%, 10/23/30 (a)(b)	350,000	351,225
5.21%, 01/28/31 (a)(b)	425,000	435,153
5.22%, 04/23/31 (a)(b)	500,000	512,905
HSBC Holdings PLC
4.38%, 11/23/26	200,000	199,658
5.89%, 08/14/27 (a)(b)	380,000	385,491
2.25%, 11/22/27 (a)(b)	205,000	198,735
4.04%, 03/13/28 (a)(b)	405,000	401,788
5.60%, 05/17/28 (a)(b)	395,000	402,671
4.76%, 06/09/28 (a)(b)	395,000	396,548
5.21%, 08/11/28 (a)(b)	490,000	497,139
2.01%, 09/22/28 (a)(b)	455,000	431,272
7.39%, 11/03/28 (a)(b)	465,000	493,895
5.13%, 11/19/28 (a)(b)	300,000	303,924
6.16%, 03/09/29 (a)(b)	350,000	364,003
4.58%, 06/19/29 (a)(b)	635,000	635,991
2.21%, 08/17/29 (a)(b)	430,000	400,579
5.55%, 03/04/30 (a)(b)	365,000	376,041
4.95%, 03/31/30	550,000	559,509
3.97%, 05/22/30 (a)(b)	625,000	608,769
5.29%, 11/19/30 (a)(b)	450,000	459,837
5.13%, 03/03/31 (a)(b)	300,000	304,035
5.24%, 05/13/31 (a)(b)	300,000	305,652
2.85%, 06/04/31 (a)(b)	200,000	182,826
HSBC USA, Inc.
5.29%, 03/04/27	245,000	249,121
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	60,000	60,010
6.21%, 08/21/29 (a)(b)	230,000	241,429
5.27%, 01/15/31 (a)(b)	225,000	230,600
Huntington National Bank
4.87%, 04/12/28 (a)(b)	250,000	251,860
4.55%, 05/17/28 (a)(b)	250,000	250,955
5.65%, 01/10/30 (a)	250,000	260,147
ING Groep NV
3.95%, 03/29/27	305,000	303,670
6.08%, 09/11/27 (a)(b)	270,000	275,025
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.02%, 03/28/28 (a)(b)	255,000	253,470
4.55%, 10/02/28	265,000	266,344
4.05%, 04/09/29	270,000	266,741
5.34%, 03/19/30 (a)(b)	320,000	328,618
5.07%, 03/25/31 (a)(b)	210,000	213,688
JPMorgan Chase & Co.
2.95%, 10/01/26 (a)	405,000	399,208
7.63%, 10/15/26	165,000	172,268
4.13%, 12/15/26	395,000	394,739
8.00%, 04/29/27	100,000	106,784
1.47%, 09/22/27 (a)(b)	520,000	501,842
4.25%, 10/01/27	290,000	291,409
6.07%, 10/22/27 (a)(b)	385,000	393,412
3.63%, 12/01/27 (a)	270,000	266,417
5.04%, 01/23/28 (a)(b)	490,000	495,287
3.78%, 02/01/28 (a)(b)	570,000	565,109
2.95%, 02/24/28 (a)(b)	320,000	312,893
5.57%, 04/22/28 (a)(b)	490,000	500,280
4.32%, 04/26/28 (a)(b)	595,000	594,738
3.54%, 05/01/28 (a)(b)	465,000	458,425
2.18%, 06/01/28 (a)(b)	245,000	235,484
4.98%, 07/22/28 (a)(b)	395,000	400,155
4.85%, 07/25/28 (a)(b)	620,000	626,653
4.51%, 10/22/28 (a)(b)	385,000	386,240
3.51%, 01/23/29 (a)(b)	430,000	421,400
4.92%, 01/24/29 (a)(b)	350,000	354,847
4.01%, 04/23/29 (a)(b)	430,000	426,341
2.07%, 06/01/29 (a)(b)	400,000	375,444
4.20%, 07/23/29 (a)(b)	480,000	478,162
5.30%, 07/24/29 (a)(b)	465,000	477,555
6.09%, 10/23/29 (a)(b)	430,000	452,106
4.45%, 12/05/29 (a)(b)	475,000	476,078
5.01%, 01/23/30 (a)(b)	480,000	489,163
5.58%, 04/22/30 (a)(b)	535,000	555,854
3.70%, 05/06/30 (a)(b)	460,000	448,008
4.57%, 06/14/30 (a)(b)	385,000	386,794
5.00%, 07/22/30 (a)(b)	500,000	509,225
2.74%, 10/15/30 (a)(b)	715,000	666,909
4.60%, 10/22/30 (a)(b)	490,000	491,837
5.14%, 01/24/31 (a)(b)	450,000	461,758
4.49%, 03/24/31 (a)(b)	585,000	584,333
2.52%, 04/22/31 (a)(b)	300,000	274,410
5.10%, 04/22/31 (a)(b)	400,000	410,088
2.96%, 05/13/31 (a)(b)	575,000	531,909
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	230,000	232,976
KeyBank NA
5.85%, 11/15/27 (a)	250,000	258,117
KeyCorp
2.25%, 04/06/27	160,000	154,358
4.10%, 04/30/28	100,000	99,394
2.55%, 10/01/29	100,000	92,410
5.12%, 04/04/31 (a)(b)	185,000	187,251
Lloyds Banking Group PLC
3.75%, 01/11/27	210,000	208,209
5.99%, 08/07/27 (a)(b)	240,000	243,689
5.46%, 01/05/28 (a)(b)	275,000	278,831
3.75%, 03/18/28 (a)(b)	225,000	222,298
4.38%, 03/22/28	270,000	269,781
4.55%, 08/16/28	250,000	250,942
3.57%, 11/07/28 (a)(b)	350,000	342,713
5.09%, 11/26/28 (a)(b)	270,000	273,710
5.87%, 03/06/29 (a)(b)	240,000	248,201
4.82%, 06/13/29 (a)(b)	230,000	232,098
5.72%, 06/05/30 (a)(b)	290,000	301,493
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	50,000	50,122
4.83%, 01/16/29 (a)(b)	100,000	100,870
7.41%, 10/30/29 (a)(b)	190,000	206,331
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	250,000	244,228
4.70%, 01/27/28 (a)	250,000	252,272
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/26	210,000	206,300
3.68%, 02/22/27	200,000	198,266
1.54%, 07/20/27 (a)(b)	265,000	257,169
3.29%, 07/25/27	200,000	196,644
2.34%, 01/19/28 (a)(b)	325,000	314,954
3.96%, 03/02/28	300,000	298,341
4.08%, 04/19/28 (a)(b)	240,000	238,766
5.02%, 07/20/28 (a)(b)	300,000	303,930
5.35%, 09/13/28 (a)(b)	225,000	229,957
5.42%, 02/22/29 (a)(b)	275,000	282,120
3.74%, 03/07/29	325,000	318,981
5.24%, 04/19/29 (a)(b)	200,000	204,526
3.20%, 07/18/29	335,000	319,630
2.56%, 02/25/30	210,000	192,849
5.26%, 04/17/30 (a)(b)	255,000	261,612
5.20%, 01/16/31 (a)(b)	275,000	281,759
Mizuho Financial Group, Inc.
1.55%, 07/09/27 (a)(b)	240,000	233,122
3.17%, 09/11/27	215,000	210,257
4.02%, 03/05/28	300,000	298,893
5.41%, 09/13/28 (a)(b)	210,000	214,673
5.67%, 05/27/29 (a)(b)	275,000	284,806
5.78%, 07/06/29 (a)(b)	300,000	311,583
4.25%, 09/11/29 (a)(b)	280,000	278,466
5.38%, 07/10/30 (a)(b)	200,000	205,826
3.15%, 07/16/30 (a)(b)	245,000	232,133
2.87%, 09/13/30 (a)(b)	200,000	186,890
5.10%, 05/13/31 (a)(b)	200,000	203,904
Morgan Stanley
3.13%, 07/27/26	565,000	558,045
6.25%, 08/09/26	130,000	132,622
4.35%, 09/08/26	425,000	424,511
3.63%, 01/20/27	550,000	545,572
3.95%, 04/23/27	400,000	397,576
1.51%, 07/20/27 (a)(b)	465,000	451,189
2.48%, 01/21/28 (a)(b)	455,000	441,964
5.65%, 04/13/28 (a)(b)	305,000	311,856
4.21%, 04/20/28 (a)(b)	435,000	434,078
3.59%, 07/22/28 (a)(b)	500,000	491,310
6.30%, 10/18/28 (a)(b)	420,000	437,674
3.77%, 01/24/29 (a)(b)	580,000	571,399
5.12%, 02/01/29 (a)(b)	490,000	498,830
4.99%, 04/12/29 (a)(b)	400,000	405,932
5.16%, 04/20/29 (a)(b)	415,000	423,312
5.45%, 07/20/29 (a)(b)	420,000	432,079
6.41%, 11/01/29 (a)(b)	390,000	413,228
5.17%, 01/16/30 (a)(b)	420,000	428,967
4.43%, 01/23/30 (a)(b)	610,000	609,061
5.66%, 04/18/30 (a)(b)	495,000	514,552
5.04%, 07/19/30 (a)(b)	455,000	463,085
4.65%, 10/18/30 (a)(b)	575,000	576,420
5.23%, 01/15/31 (a)(b)	450,000	461,637
2.70%, 01/22/31 (a)(b)	655,000	604,126
3.62%, 04/01/31 (a)(b)	500,000	479,610
5.19%, 04/17/31 (a)(b)	450,000	461,592
Morgan Stanley Bank NA
5.88%, 10/30/26 (a)	325,000	331,987
4.45%, 10/15/27 (a)(b)	360,000	360,580
4.95%, 01/14/28 (a)(b)	325,000	327,805
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 05/26/28 (a)(b)	400,000	408,588
4.97%, 07/14/28 (a)(b)	320,000	324,003
5.02%, 01/12/29 (a)(b)	300,000	304,761
National Australia Bank Ltd.
3.91%, 06/09/27	250,000	249,530
5.09%, 06/11/27	250,000	254,757
4.94%, 01/12/28	250,000	255,407
4.90%, 06/13/28	255,000	261,362
4.79%, 01/10/29	250,000	255,430
4.53%, 06/13/30	250,000	252,932
National Bank of Canada
5.60%, 12/18/28	295,000	306,464
4.50%, 10/10/29	300,000	299,913
NatWest Group PLC
5.58%, 03/01/28 (a)(b)	200,000	203,658
3.07%, 05/22/28 (a)(b)	215,000	209,741
5.52%, 09/30/28 (a)(b)	215,000	219,717
4.89%, 05/18/29 (a)(b)	300,000	303,057
5.81%, 09/13/29 (a)(b)	200,000	207,720
5.08%, 01/27/30 (a)(b)	345,000	350,241
4.45%, 05/08/30 (a)(b)	200,000	198,554
4.96%, 08/15/30 (a)(b)	240,000	242,938
5.12%, 05/23/31 (a)(b)	200,000	203,456
6.48%, 06/01/34 (a)(b)	200,000	209,266
Northern Trust Corp.
4.00%, 05/10/27 (a)	210,000	209,864
3.65%, 08/03/28 (a)	80,000	79,015
3.15%, 05/03/29 (a)	125,000	120,626
1.95%, 05/01/30 (a)	150,000	134,780
3.38%, 05/08/32 (a)(b)	100,000	97,158
PNC Bank NA
3.10%, 10/25/27 (a)	260,000	253,729
3.25%, 01/22/28 (a)	250,000	244,123
2.70%, 10/22/29	250,000	232,880
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	195,000	191,901
1.15%, 08/13/26 (a)	160,000	154,632
3.15%, 05/19/27 (a)	130,000	127,699
5.10%, 07/23/27 (a)(b)	210,000	211,609
6.62%, 10/20/27 (a)(b)	260,000	267,392
5.30%, 01/21/28 (a)(b)	210,000	213,226
5.35%, 12/02/28 (a)(b)	200,000	204,868
3.45%, 04/23/29 (a)	300,000	292,107
5.58%, 06/12/29 (a)(b)	475,000	492,133
2.55%, 01/22/30 (a)	200,000	185,470
5.49%, 05/14/30 (a)(b)	260,000	269,402
5.22%, 01/29/31 (a)(b)	200,000	205,462
4.90%, 05/13/31 (a)(b)	200,000	202,712
Regions Financial Corp.
1.80%, 08/12/28 (a)	170,000	157,218
5.72%, 06/06/30 (a)(b)	125,000	129,240
Royal Bank of Canada
1.15%, 07/14/26	170,000	164,880
5.20%, 07/20/26	175,000	176,838
1.40%, 11/02/26	160,000	154,528
4.88%, 01/19/27	255,000	257,711
2.05%, 01/21/27	120,000	116,422
3.63%, 05/04/27	210,000	208,150
5.07%, 07/23/27 (a)(b)	265,000	266,982
4.24%, 08/03/27	255,000	255,477
4.51%, 10/18/27 (a)(b)	200,000	200,440
6.00%, 11/01/27	220,000	228,697
4.90%, 01/12/28	165,000	168,059
5.20%, 08/01/28	245,000	252,257
4.52%, 10/18/28 (a)(b)	180,000	180,814
4.97%, 01/24/29 (a)(b)	300,000	304,386
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 02/01/29	215,000	220,214
4.97%, 08/02/30 (a)(b)	325,000	329,690
4.65%, 10/18/30 (a)(b)	360,000	360,868
5.15%, 02/04/31 (a)(b)	350,000	357,238
4.97%, 05/02/31 (a)(b)	125,000	126,911
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(d)	150,000	147,746
4.40%, 07/13/27 (a)	200,000	199,822
2.49%, 01/06/28 (a)(b)	190,000	184,009
6.50%, 03/09/29 (a)(b)	175,000	182,543
5.47%, 03/20/29 (a)(b)	60,000	61,003
6.57%, 06/12/29 (a)(b)	115,000	120,617
6.17%, 01/09/30 (a)(b)	220,000	228,967
5.35%, 09/06/30 (a)(b)	230,000	234,179
5.74%, 03/20/31 (a)(b)	170,000	174,595
Santander U.K. Group Holdings PLC
2.47%, 01/11/28 (a)(b)	250,000	242,388
3.82%, 11/03/28 (a)(b)	225,000	220,662
6.53%, 01/10/29 (a)(b)	200,000	209,026
4.86%, 09/11/30 (a)(b)	255,000	254,855
5.69%, 04/15/31 (a)(b)	200,000	206,400
SouthState Corp.
7.00%, 06/13/35 (a)(b)	70,000	71,830
State Street Bank & Trust Co.
4.59%, 11/25/26	250,000	251,932
4.78%, 11/23/29	140,000	143,023
State Street Corp.
5.27%, 08/03/26 (a)	265,000	267,830
4.99%, 03/18/27 (a)	200,000	203,040
4.33%, 10/22/27 (a)	100,000	100,573
1.68%, 11/18/27 (a)(b)	95,000	91,712
2.20%, 02/07/28 (a)(b)	160,000	155,062
4.54%, 02/28/28 (a)	250,000	252,955
4.54%, 04/24/28 (a)(b)	100,000	100,747
5.82%, 11/04/28 (a)(b)	115,000	119,192
4.53%, 02/20/29 (a)(b)	180,000	181,514
5.68%, 11/21/29 (a)(b)	205,000	214,354
4.14%, 12/03/29 (a)(b)	100,000	99,832
2.40%, 01/24/30	150,000	139,578
4.73%, 02/28/30 (a)	150,000	152,303
4.83%, 04/24/30 (a)	150,000	152,969
3.15%, 03/30/31 (a)(b)	60,000	56,770
3.03%, 11/01/34 (a)(b)	100,000	92,466
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/26	455,000	447,138
1.40%, 09/17/26	315,000	304,277
3.01%, 10/19/26	350,000	344,288
3.45%, 01/11/27	275,000	271,807
3.36%, 07/12/27	350,000	344,498
3.35%, 10/18/27	225,000	220,820
5.52%, 01/13/28	300,000	308,871
3.54%, 01/17/28	210,000	206,420
5.80%, 07/13/28	200,000	208,398
3.94%, 07/19/28	200,000	198,330
5.72%, 09/14/28	225,000	234,243
1.90%, 09/17/28	290,000	269,216
5.32%, 07/09/29	225,000	231,953
3.04%, 07/16/29	485,000	459,824
2.72%, 09/27/29	200,000	187,452
5.71%, 01/13/30	265,000	278,149
2.75%, 01/15/30	310,000	288,009
Synchrony Financial
3.70%, 08/04/26 (a)	100,000	99,067
3.95%, 12/01/27 (a)	190,000	186,932
5.15%, 03/19/29 (a)	160,000	160,674
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.94%, 08/02/30 (a)(b)	75,000	77,096
5.45%, 03/06/31 (a)(b)	185,000	186,726
Synovus Financial Corp.
6.17%, 11/01/30 (a)(b)	145,000	148,728
Toronto-Dominion Bank
5.53%, 07/17/26	320,000	323,987
1.25%, 09/10/26	335,000	323,476
5.26%, 12/11/26	80,000	81,129
4.57%, 12/17/26	300,000	301,251
1.95%, 01/12/27	150,000	145,091
2.80%, 03/10/27	295,000	288,286
4.98%, 04/05/27	160,000	162,109
4.11%, 06/08/27	330,000	329,337
4.69%, 09/15/27	270,000	272,697
5.16%, 01/10/28	265,000	270,647
4.57%, 06/02/28	150,000	151,130
5.52%, 07/17/28	270,000	279,523
4.99%, 04/05/29	150,000	153,095
4.78%, 12/17/29	220,000	222,589
4.81%, 06/03/30	100,000	101,001
3.63%, 09/15/31 (a)(b)	395,000	390,631
5.15%, 09/10/34 (a)(b)	135,000	135,439
Truist Bank
3.80%, 10/30/26 (a)	255,000	252,690
2.25%, 03/11/30 (a)	250,000	225,098
Truist Financial Corp.
1.13%, 08/03/27 (a)	100,000	94,075
4.12%, 06/06/28 (a)(b)	100,000	99,715
4.87%, 01/26/29 (a)(b)	325,000	328,906
3.88%, 03/19/29 (a)	140,000	136,864
1.89%, 06/07/29 (a)(b)	200,000	186,144
7.16%, 10/30/29 (a)(b)	320,000	346,278
5.44%, 01/24/30 (a)(b)	285,000	293,607
1.95%, 06/05/30 (a)	120,000	106,283
5.07%, 05/20/31 (a)(b)	200,000	203,140
U.S. Bancorp
2.38%, 07/22/26 (a)	100,000	98,178
3.15%, 04/27/27 (a)	250,000	245,743
6.79%, 10/26/27 (a)(b)	65,000	66,958
2.22%, 01/27/28 (a)(b)	270,000	261,041
3.90%, 04/26/28 (a)	200,000	198,850
4.55%, 07/22/28 (a)(b)	355,000	356,040
4.65%, 02/01/29 (a)(b)	310,000	312,266
5.78%, 06/12/29 (a)(b)	340,000	353,022
3.00%, 07/30/29 (a)	200,000	189,408
5.38%, 01/23/30 (a)(b)	290,000	298,772
5.10%, 07/23/30 (a)(b)	200,000	204,224
5.05%, 02/12/31 (a)(b)	250,000	254,615
5.08%, 05/15/31 (a)(b)	200,000	204,120
U.S. Bank NA
4.51%, 10/22/27 (a)(b)	250,000	250,380
4.73%, 05/15/28 (a)(b)	250,000	251,410
UBS AG
1.25%, 08/07/26	250,000	241,965
5.00%, 07/09/27	310,000	314,855
4.86%, 01/10/28 (a)(b)	300,000	302,511
7.50%, 02/15/28	300,000	323,685
5.65%, 09/11/28	250,000	260,567
Wachovia Corp.
7.57%, 08/01/26 (e)	45,000	46,446
Webster Financial Corp.
4.10%, 03/25/29 (a)	100,000	97,712
Wells Fargo & Co.
3.00%, 10/23/26	590,000	579,994
4.30%, 07/22/27	430,000	430,138
4.90%, 01/24/28 (a)(b)	450,000	453,420
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.53%, 03/24/28 (a)(b)	750,000	740,152
5.71%, 04/22/28 (a)(b)	635,000	649,497
3.58%, 05/22/28 (a)(b)	590,000	581,150
2.39%, 06/02/28 (a)(b)	690,000	665,277
4.81%, 07/25/28 (a)(b)	540,000	544,606
4.15%, 01/24/29 (a)	460,000	458,634
4.97%, 04/23/29 (a)(b)	200,000	202,896
5.57%, 07/25/29 (a)(b)	850,000	877,863
6.30%, 10/23/29 (a)(b)	490,000	518,141
7.95%, 11/15/29	75,000	84,169
5.20%, 01/23/30 (a)(b)	515,000	527,566
2.88%, 10/30/30 (a)(b)	665,000	621,575
5.24%, 01/24/31 (a)(b)	570,000	584,951
2.57%, 02/11/31 (a)(b)	580,000	531,413
4.48%, 04/04/31 (a)(b)	445,000	443,131
5.15%, 04/23/31 (a)(b)	400,000	409,872
Wells Fargo Bank NA
5.45%, 08/07/26 (a)	265,000	268,466
5.25%, 12/11/26 (a)	440,000	446,538
Westpac Banking Corp.
2.70%, 08/19/26	130,000	128,012
4.60%, 10/20/26	150,000	151,007
3.35%, 03/08/27	210,000	207,709
4.04%, 08/26/27	150,000	150,189
5.46%, 11/18/27	260,000	268,364
3.40%, 01/25/28	145,000	142,900
5.54%, 11/17/28	235,000	246,024
1.95%, 11/20/28	245,000	228,690
5.05%, 04/16/29	150,000	154,763
2.65%, 01/16/30	170,000	159,331
4.32%, 11/23/31 (a)(b)	305,000	303,149
4.11%, 07/24/34 (a)(b)	220,000	212,681
Wintrust Financial Corp.
4.85%, 06/06/29	75,000	73,378
		171,446,837
Brokerage/Asset Managers/Exchanges 1.6%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	60,000	56,300
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	95,000	93,641
5.70%, 12/15/28 (a)	160,000	167,706
ARES Management Corp.
6.38%, 11/10/28 (a)	75,000	79,517
BGC Group, Inc.
8.00%, 05/25/28 (a)	105,000	112,367
6.60%, 06/10/29 (a)	100,000	103,733
6.15%, 04/02/30 (a)(d)	125,000	126,844
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	125,000	126,571
4.70%, 03/14/29 (a)	110,000	112,429
BlackRock, Inc.
3.20%, 03/15/27	120,000	118,441
3.25%, 04/30/29 (a)	210,000	204,202
2.40%, 04/30/30 (a)	215,000	197,929
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	190,000	187,880
4.85%, 03/29/29 (a)	150,000	151,495
4.35%, 04/15/30 (a)	100,000	98,792
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	135,000	133,936
Charles Schwab Corp.
5.88%, 08/24/26 (a)(f)	160,000	162,738
3.20%, 03/02/27 (a)(f)	70,000	68,954
2.45%, 03/03/27 (a)(f)	260,000	252,777
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 04/01/27 (a)(f)	125,000	123,370
3.20%, 01/25/28 (a)(f)	105,000	102,824
2.00%, 03/20/28 (a)(f)	180,000	170,430
4.00%, 02/01/29 (a)(f)	85,000	84,449
5.64%, 05/19/29 (a)(b)(f)	205,000	212,511
3.25%, 05/22/29 (a)(f)	90,000	86,956
2.75%, 10/01/29 (a)(f)	85,000	79,862
6.20%, 11/17/29 (a)(b)(f)	205,000	217,599
4.63%, 03/22/30 (a)(f)	90,000	91,524
CME Group, Inc.
3.75%, 06/15/28 (a)	110,000	109,369
4.40%, 03/15/30 (a)	80,000	80,590
Eaton Vance Corp.
3.50%, 04/06/27 (a)	65,000	64,191
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	105,000	102,651
4.00%, 09/15/27 (a)	275,000	273,916
3.63%, 09/01/28 (a)	190,000	186,360
3.75%, 09/21/28 (a)	125,000	123,153
4.35%, 06/15/29 (a)	245,000	245,931
2.10%, 06/15/30 (a)	200,000	179,362
Jefferies Financial Group, Inc.
4.85%, 01/15/27	155,000	156,345
6.45%, 06/08/27	75,000	77,765
5.88%, 07/21/28 (a)	200,000	207,486
4.15%, 01/23/30	200,000	195,558
Lazard Group LLC
3.63%, 03/01/27 (a)	60,000	59,024
4.50%, 09/19/28 (a)	135,000	134,545
4.38%, 03/11/29 (a)	100,000	99,027
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	90,000	91,749
6.75%, 11/17/28 (a)	175,000	186,716
5.20%, 03/15/30 (a)	150,000	152,370
5.15%, 06/15/30 (a)	90,000	91,169
Marex Group PLC
6.40%, 11/04/29 (a)	100,000	102,973
Nasdaq, Inc.
5.35%, 06/28/28 (a)	170,000	175,129
Nomura Holdings, Inc.
1.65%, 07/14/26	200,000	194,250
2.33%, 01/22/27	275,000	266,035
5.39%, 07/06/27	200,000	203,518
6.07%, 07/12/28	200,000	208,780
2.17%, 07/14/28	225,000	210,134
5.61%, 07/06/29	200,000	207,250
3.10%, 01/16/30	300,000	280,349
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	75,000	76,110
Stifel Financial Corp.
4.00%, 05/15/30 (a)	75,000	72,165
		8,539,747
Finance Companies 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (a)	650,000	633,431
6.10%, 01/15/27 (a)	225,000	230,067
6.45%, 04/15/27 (a)	250,000	258,275
3.65%, 07/21/27 (a)	195,000	192,215
3.88%, 01/23/28 (a)	100,000	98,540
4.88%, 04/01/28 (a)	150,000	151,632
5.75%, 06/06/28 (a)	260,000	269,123
3.00%, 10/29/28 (a)	680,000	648,128
5.10%, 01/19/29 (a)	200,000	203,592
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 09/10/29 (a)	150,000	150,124
6.95%, 03/10/55 (a)(b)	150,000	156,721
Air Lease Corp.
1.88%, 08/15/26 (a)	215,000	209,068
2.20%, 01/15/27 (a)	150,000	145,303
3.63%, 04/01/27 (a)	100,000	98,933
3.63%, 12/01/27 (a)	100,000	98,520
5.85%, 12/15/27 (a)	100,000	103,491
5.30%, 02/01/28 (a)	135,000	138,033
2.10%, 09/01/28 (a)	110,000	102,638
4.63%, 10/01/28 (a)	100,000	100,699
5.10%, 03/01/29 (a)	100,000	102,200
3.25%, 10/01/29 (a)	100,000	95,321
3.00%, 02/01/30 (a)	125,000	117,061
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	205,000	213,999
ARES Capital Corp.
2.15%, 07/15/26 (a)	175,000	170,567
7.00%, 01/15/27	205,000	211,669
2.88%, 06/15/27 (a)	50,000	48,346
2.88%, 06/15/28 (a)	255,000	240,404
5.88%, 03/01/29 (a)	175,000	178,474
5.95%, 07/15/29 (a)	170,000	174,053
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	175,000	176,435
5.45%, 09/09/28 (a)(d)	110,000	110,053
6.35%, 08/15/29 (a)	125,000	128,220
5.60%, 02/15/30 (a)	150,000	149,736
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	25,000	24,254
5.95%, 03/15/30 (a)	90,000	89,330
Barings BDC, Inc.
3.30%, 11/23/26 (a)	70,000	68,516
7.00%, 02/15/29 (a)	70,000	72,244
Barings Private Credit Corp.
6.15%, 06/11/30 (a)(d)	70,000	69,262
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)(c)	50,000	51,732
Blackstone Private Credit Fund
2.63%, 12/15/26 (a)	225,000	217,408
3.25%, 03/15/27 (a)	250,000	243,127
7.30%, 11/27/28 (a)	75,000	80,098
4.00%, 01/15/29 (a)	120,000	115,310
5.95%, 07/16/29 (a)	100,000	102,036
5.60%, 11/22/29 (a)	125,000	125,965
5.25%, 04/01/30 (a)	75,000	74,383
Blackstone Secured Lending Fund
2.75%, 09/16/26 (a)	125,000	121,771
2.13%, 02/15/27 (a)	120,000	114,700
5.88%, 11/15/27 (a)	85,000	86,867
5.35%, 04/13/28 (a)	75,000	75,593
2.85%, 09/30/28 (a)	125,000	116,456
5.30%, 06/30/30 (a)	90,000	89,204
Blue Owl Capital Corp.
3.40%, 07/15/26 (a)	215,000	211,551
8.45%, 11/15/26 (a)	75,000	78,004
2.63%, 01/15/27 (a)	65,000	62,826
3.13%, 04/13/27 (a)	70,000	67,585
2.88%, 06/11/28 (a)	175,000	163,114
5.95%, 03/15/29 (a)	175,000	175,962
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	85,000	82,783
4.70%, 02/08/27 (a)	130,000	129,289
7.75%, 09/16/27 (a)	100,000	104,923
7.95%, 06/13/28 (a)	95,000	101,640
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.75%, 01/15/29 (a)	75,000	79,916
6.60%, 09/15/29 (a)	200,000	206,106
5.80%, 03/15/30 (a)	175,000	175,583
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	65,000	62,308
6.10%, 03/15/28 (a)(d)	125,000	125,682
6.75%, 04/04/29 (a)	130,000	132,768
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	65,000	66,472
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	85,000	88,237
FS KKR Capital Corp.
2.63%, 01/15/27 (a)	65,000	62,442
3.25%, 07/15/27 (a)	95,000	91,121
3.13%, 10/12/28 (a)	135,000	123,791
7.88%, 01/15/29 (a)	75,000	79,262
6.88%, 08/15/29 (a)	125,000	128,264
6.13%, 01/15/30 (a)	140,000	139,321
GATX Corp.
3.25%, 09/15/26 (a)	75,000	73,916
5.40%, 03/15/27 (a)	85,000	86,233
3.85%, 03/30/27 (a)	15,000	14,857
3.50%, 03/15/28 (a)	75,000	73,266
4.55%, 11/07/28 (a)	65,000	65,133
4.70%, 04/01/29 (a)	115,000	115,938
4.00%, 06/30/30 (a)	90,000	87,609
Goldman Sachs BDC, Inc.
6.38%, 03/11/27	105,000	107,478
Goldman Sachs Private Credit Corp.
6.25%, 05/06/30 (a)(c)(d)	100,000	101,462
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	125,000	121,678
2.05%, 02/15/27 (a)	70,000	66,741
7.05%, 12/05/28 (a)	75,000	78,884
6.00%, 07/15/29 (a)	130,000	131,821
Golub Capital Private Credit Fund
5.80%, 09/12/29 (a)	195,000	194,930
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	70,000	67,891
3.38%, 01/20/27 (a)	75,000	72,719
6.00%, 06/16/30 (a)	60,000	60,032
HPS Corporate Lending Fund
6.75%, 01/30/29 (a)	95,000	98,289
6.25%, 09/30/29 (a)	110,000	112,147
5.85%, 06/05/30 (a)(d)	90,000	89,885
Main Street Capital Corp.
3.00%, 07/14/26 (a)	125,000	122,426
6.50%, 06/04/27 (a)	50,000	51,167
6.95%, 03/01/29 (a)	70,000	72,912
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	75,000	74,549
6.15%, 05/17/29 (a)	110,000	112,567
MSD Investment Corp.
6.25%, 05/31/30 (a)(d)	75,000	74,403
New Mountain Finance Corp.
6.20%, 10/15/27	65,000	65,801
6.88%, 02/01/29 (a)	85,000	86,675
North Haven Private Income Fund LLC
5.75%, 02/01/30 (a)	50,000	49,865
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	75,000	77,084
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	55,000	52,776
7.10%, 02/15/29 (a)	55,000	56,622
6.34%, 02/27/30 (a)	80,000	79,279
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	60,000	64,736
6.50%, 07/23/29 (a)	100,000	102,493
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	175,000	180,761
5.75%, 01/15/30 (a)	105,000	105,299
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	50,000	48,914
6.95%, 08/14/28 (a)	65,000	68,502
6.13%, 03/01/29 (a)	75,000	76,882
		14,226,899
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	70,000	65,837
ORIX Corp.
3.70%, 07/18/27	60,000	59,233
5.00%, 09/13/27 (c)	100,000	101,221
4.65%, 09/10/29	150,000	151,170
		377,461
Insurance 3.4%
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	201,240
Aflac, Inc.
2.88%, 10/15/26 (a)	55,000	54,090
3.60%, 04/01/30 (a)	200,000	194,438
Alleghany Corp.
3.63%, 05/15/30 (a)	75,000	72,868
Allstate Corp.
3.28%, 12/15/26 (a)	110,000	108,501
5.05%, 06/24/29 (a)	75,000	77,022
American International Group, Inc.
4.85%, 05/07/30 (a)	100,000	101,623
3.40%, 06/30/30 (a)	60,000	57,092
American National Group, Inc.
5.00%, 06/15/27 (a)	75,000	75,342
5.75%, 10/01/29 (a)	110,000	112,739
Aon Corp.
8.21%, 01/01/27	135,000	142,274
4.50%, 12/15/28 (a)	50,000	50,331
3.75%, 05/02/29 (a)	100,000	97,919
2.80%, 05/15/30 (a)	150,000	139,098
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	130,000	126,773
Aon North America, Inc.
5.13%, 03/01/27 (a)	120,000	121,522
5.15%, 03/01/29 (a)	195,000	199,791
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	99,573
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	125,000	126,056
4.85%, 12/15/29 (a)	150,000	152,331
Assurant, Inc.
4.90%, 03/27/28 (a)	75,000	75,641
3.70%, 02/22/30 (a)	75,000	71,438
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	80,000	84,127
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Athene Holding Ltd.
4.13%, 01/12/28 (a)	185,000	183,298
6.15%, 04/03/30 (a)	100,000	106,190
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	60,000	58,457
4.90%, 01/15/40 (a)(b)	90,000	86,750
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	40,000	39,608
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	150,000	146,358
1.85%, 03/12/30 (a)	100,000	90,704
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	130,000	127,834
5.63%, 05/15/30 (a)(c)	100,000	102,665
Brown & Brown, Inc.
4.60%, 12/23/26	70,000	70,342
4.70%, 06/23/28 (a)	90,000	90,809
4.50%, 03/15/29 (a)	50,000	49,998
4.90%, 06/23/30 (a)	150,000	151,465
Centene Corp.
4.25%, 12/15/27 (a)	410,000	404,063
2.45%, 07/15/28 (a)	450,000	418,531
4.63%, 12/15/29 (a)	645,000	628,211
3.38%, 02/15/30 (a)	345,000	317,917
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	140,000	142,517
Cincinnati Financial Corp.
6.92%, 05/15/28	50,000	53,789
CNA Financial Corp.
3.45%, 08/15/27 (a)	100,000	98,139
3.90%, 05/01/29 (a)	195,000	191,272
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	75,000	75,774
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	225,000	222,203
3.85%, 04/05/29 (a)	175,000	171,563
6.88%, 12/15/52 (a)(b)	185,000	190,905
Elevance Health, Inc.
4.50%, 10/30/26	60,000	60,200
3.65%, 12/01/27 (a)	315,000	311,384
4.10%, 03/01/28 (a)	240,000	239,414
5.15%, 06/15/29 (a)	110,000	113,267
2.88%, 09/15/29 (a)	160,000	150,787
4.75%, 02/15/30 (a)	150,000	151,887
2.25%, 05/15/30 (a)	175,000	158,100
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	150,000	155,692
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	110,000	108,515
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	100,774
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	280,000	279,474
Essent Group Ltd.
6.25%, 07/01/29 (a)	100,000	103,602
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	80,000	83,955
6.50%, 06/04/29 (a)	75,000	77,500
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	135,000	136,291
4.63%, 04/29/30 (a)	75,000	74,798
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	85,000	84,888
3.40%, 06/15/30 (a)	110,000	102,917
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	95,941
Globe Life, Inc.
4.55%, 09/15/28 (a)	80,000	80,461
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	125,000	117,642
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	60,000	64,173
Humana, Inc.
1.35%, 02/03/27 (a)	145,000	138,674
3.95%, 03/15/27 (a)	135,000	134,557
5.75%, 03/01/28 (a)	80,000	82,551
5.75%, 12/01/28 (a)	100,000	104,101
3.70%, 03/23/29 (a)	145,000	140,630
3.13%, 08/15/29 (a)	80,000	75,461
4.88%, 04/01/30 (a)	75,000	75,609
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	75,000	76,008
Lincoln National Corp.
3.63%, 12/12/26 (a)	70,000	69,196
3.80%, 03/01/28 (a)	100,000	98,425
3.05%, 01/15/30 (a)	100,000	94,038
Loews Corp.
3.20%, 05/15/30 (a)	75,000	71,048
Manulife Financial Corp.
2.48%, 05/19/27 (a)	50,000	48,537
4.06%, 02/24/32 (a)(b)	175,000	173,045
Markel Group, Inc.
3.50%, 11/01/27 (a)	60,000	58,925
3.35%, 09/17/29 (a)	75,000	72,297
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	170,000	171,363
4.38%, 03/15/29 (a)	320,000	321,539
4.65%, 03/15/30 (a)	175,000	177,123
Mercury General Corp.
4.40%, 03/15/27 (a)	95,000	94,286
MetLife, Inc.
4.55%, 03/23/30 (a)	175,000	177,483
MGIC Investment Corp.
5.25%, 08/15/28 (a)	120,000	120,072
Munich Re America Corp.
7.45%, 12/15/26	50,000	52,466
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	75,000	77,114
Old Republic International Corp.
3.88%, 08/26/26 (a)	105,000	104,310
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	97,096
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	65,000	63,931
3.70%, 05/15/29 (a)	95,000	92,716
2.13%, 06/15/30 (a)	100,000	89,224
Progressive Corp.
2.45%, 01/15/27	100,000	97,570
2.50%, 03/15/27 (a)	75,000	73,085
4.00%, 03/01/29 (a)	120,000	119,322
6.63%, 03/01/29	50,000	53,988
3.20%, 03/26/30 (a)	100,000	95,499
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	50,000	49,803
2.10%, 03/10/30 (a)	100,000	91,105
4.50%, 09/15/47 (a)(b)	145,000	142,860
5.70%, 09/15/48 (a)(b)	200,000	202,788
Prudential Funding Asia PLC
3.13%, 04/14/30	200,000	188,966
Radian Group, Inc.
4.88%, 03/15/27 (a)	115,000	115,221
6.20%, 05/15/29 (a)	110,000	114,392
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	65,000	64,670
3.90%, 05/15/29 (a)	100,000	98,252
3.15%, 06/15/30 (a)	100,000	93,478
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	95,000	93,631
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	48,416
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	75,000	78,982
UnitedHealth Group, Inc.
4.75%, 07/15/26	130,000	130,517
3.45%, 01/15/27	75,000	74,235
3.38%, 04/15/27	110,000	108,481
4.60%, 04/15/27 (a)	95,000	95,655
3.70%, 05/15/27 (a)	120,000	118,958
2.95%, 10/15/27	200,000	194,692
5.25%, 02/15/28 (a)	180,000	184,849
3.85%, 06/15/28	190,000	188,391
4.40%, 06/15/28 (a)	90,000	90,456
3.88%, 12/15/28	180,000	177,745
4.25%, 01/15/29 (a)	235,000	234,617
4.70%, 04/15/29 (a)	75,000	75,911
4.00%, 05/15/29 (a)	165,000	163,096
2.88%, 08/15/29	180,000	170,023
4.80%, 01/15/30 (a)	250,000	253,945
5.30%, 02/15/30 (a)	255,000	264,103
2.00%, 05/15/30	200,000	179,020
Unum Group
4.00%, 06/15/29 (a)	75,000	73,652
Voya Financial, Inc.
4.70%, 01/23/48 (a)(b)	75,000	71,866
Willis North America, Inc.
4.65%, 06/15/27 (a)	145,000	145,942
4.50%, 09/15/28 (a)	125,000	125,415
2.95%, 09/15/29 (a)	125,000	117,685
		17,825,960
REITs 2.7%
Agree LP
2.00%, 06/15/28 (a)	60,000	56,276
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/27 (a)	70,000	69,475
3.95%, 01/15/28 (a)	75,000	74,223
4.50%, 07/30/29 (a)	50,000	49,916
2.75%, 12/15/29 (a)	100,000	92,475
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	99,467
4.90%, 02/15/29 (a)	50,000	50,578
4.95%, 06/15/30 (a)	120,000	121,219
AvalonBay Communities, Inc.
2.90%, 10/15/26 (a)	30,000	29,488
3.35%, 05/15/27 (a)	75,000	73,968
3.20%, 01/15/28 (a)	75,000	73,284
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 12/01/28 (a)	85,000	78,903
3.30%, 06/01/29 (a)	120,000	115,912
2.30%, 03/01/30 (a)	75,000	68,504
Boston Properties LP
2.75%, 10/01/26 (a)	215,000	210,281
6.75%, 12/01/27 (a)	165,000	173,309
4.50%, 12/01/28 (a)	180,000	178,684
3.40%, 06/21/29 (a)	125,000	118,583
2.90%, 03/15/30 (a)	110,000	101,089
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	50,000	49,581
2.25%, 04/01/28 (a)	10,000	9,462
4.13%, 05/15/29 (a)	180,000	177,199
Camden Property Trust
5.85%, 11/03/26 (a)	100,000	101,934
4.10%, 10/15/28 (a)	85,000	84,604
3.15%, 07/01/29 (a)	110,000	105,134
COPT Defense Properties LP
2.00%, 01/15/29 (a)	75,000	68,378
CubeSmart LP
3.13%, 09/01/26 (a)	85,000	83,636
2.25%, 12/15/28 (a)	105,000	97,973
4.38%, 02/15/29 (a)	50,000	49,676
3.00%, 02/15/30 (a)	65,000	60,659
Digital Realty Trust LP
3.70%, 08/15/27 (a)	175,000	172,865
5.55%, 01/15/28 (a)	180,000	184,801
4.45%, 07/15/28 (a)	100,000	100,159
3.60%, 07/01/29 (a)	150,000	145,456
DOC Dr. LLC
4.30%, 03/15/27 (a)	90,000	89,855
3.95%, 01/15/28 (a)	80,000	79,323
EPR Properties
4.75%, 12/15/26 (a)	55,000	54,951
4.50%, 06/01/27 (a)	100,000	99,542
4.95%, 04/15/28 (a)	75,000	74,969
3.75%, 08/15/29 (a)	120,000	114,479
ERP Operating LP
3.25%, 08/01/27 (a)	115,000	112,813
3.50%, 03/01/28 (a)	125,000	123,031
4.15%, 12/01/28 (a)	50,000	50,012
3.00%, 07/01/29 (a)	145,000	138,027
2.50%, 02/15/30 (a)	155,000	143,084
Essex Portfolio LP
3.63%, 05/01/27 (a)	75,000	74,141
1.70%, 03/01/28 (a)	125,000	116,565
4.00%, 03/01/29 (a)	75,000	73,874
3.00%, 01/15/30 (a)	75,000	70,195
Extra Space Storage LP
3.50%, 07/01/26 (a)	100,000	99,001
3.88%, 12/15/27 (a)	145,000	143,437
5.70%, 04/01/28 (a)	95,000	98,177
3.90%, 04/01/29 (a)	55,000	53,893
4.00%, 06/15/29 (a)	50,000	49,090
Federal Realty OP LP
5.38%, 05/01/28 (a)	95,000	97,423
3.20%, 06/15/29 (a)	100,000	95,181
3.50%, 06/01/30 (a)	70,000	66,686
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	100,000	98,753
3.75%, 07/01/27 (a)	95,000	93,733
3.10%, 02/15/30 (a)	150,000	139,474
Healthpeak OP LLC
3.25%, 07/15/26 (a)	50,000	49,408
1.35%, 02/01/27 (a)	110,000	104,960
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 12/01/28 (a)	85,000	78,997
3.50%, 07/15/29 (a)	140,000	135,222
3.00%, 01/15/30 (a)	150,000	140,794
Highwoods Realty LP
3.88%, 03/01/27 (a)	50,000	49,135
4.13%, 03/15/28 (a)	50,000	49,035
4.20%, 04/15/29 (a)	85,000	82,717
3.05%, 02/15/30 (a)	90,000	82,320
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	145,000	136,908
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	125,000	117,098
Kilroy Realty LP
4.75%, 12/15/28 (a)	105,000	104,295
4.25%, 08/15/29 (a)	50,000	48,295
3.05%, 02/15/30 (a)	75,000	67,893
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	125,000	122,567
1.90%, 03/01/28 (a)	90,000	85,165
Kite Realty Group LP
4.00%, 10/01/26 (a)	70,000	69,402
LXP Industrial Trust
6.75%, 11/15/28 (a)	65,000	68,834
Mid-America Apartments LP
1.10%, 09/15/26 (a)	95,000	91,553
3.60%, 06/01/27 (a)	50,000	49,501
4.20%, 06/15/28 (a)	100,000	99,891
3.95%, 03/15/29 (a)	100,000	98,782
2.75%, 03/15/30 (a)	75,000	69,973
NNN REIT, Inc.
3.50%, 10/15/27 (a)	100,000	98,330
4.30%, 10/15/28 (a)	100,000	99,806
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	155,000	155,383
4.75%, 01/15/28 (a)	80,000	80,450
3.63%, 10/01/29 (a)	100,000	95,278
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	110,000	122,578
6.88%, 07/15/29 (a)	90,000	94,848
Prologis LP
3.25%, 10/01/26 (a)	100,000	98,835
2.13%, 04/15/27 (a)	75,000	72,518
3.38%, 12/15/27 (a)	100,000	98,344
4.88%, 06/15/28 (a)	145,000	148,015
3.88%, 09/15/28 (a)	95,000	94,155
4.00%, 09/15/28 (a)	100,000	99,471
2.88%, 11/15/29 (a)	115,000	108,500
2.25%, 04/15/30 (a)	110,000	100,103
Public Storage Operating Co.
1.50%, 11/09/26 (a)	105,000	101,423
3.09%, 09/15/27 (a)	100,000	97,888
1.85%, 05/01/28 (a)	145,000	136,284
1.95%, 11/09/28 (a)	70,000	65,224
5.13%, 01/15/29 (a)	55,000	56,733
3.39%, 05/01/29 (a)	130,000	126,149
Realty Income Corp.
4.13%, 10/15/26 (a)	125,000	124,756
3.00%, 01/15/27 (a)	140,000	137,504
3.95%, 08/15/27 (a)	100,000	99,461
3.40%, 01/15/28 (a)	100,000	98,126
3.65%, 01/15/28 (a)	75,000	74,140
2.10%, 03/15/28 (a)	105,000	99,459
2.20%, 06/15/28 (a)	95,000	89,773
4.70%, 12/15/28 (a)	120,000	121,808
4.75%, 02/15/29 (a)	75,000	75,983
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 06/15/29 (a)	75,000	72,021
4.00%, 07/15/29 (a)	75,000	74,063
3.10%, 12/15/29 (a)	145,000	137,554
3.40%, 01/15/30 (a)	100,000	95,798
Regency Centers LP
3.60%, 02/01/27 (a)	125,000	123,934
4.13%, 03/15/28 (a)	30,000	29,932
2.95%, 09/15/29 (a)	95,000	89,922
3.70%, 06/15/30 (a)	110,000	106,380
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	65,000	65,611
Sabra Health Care LP
5.13%, 08/15/26 (a)	110,000	110,194
3.90%, 10/15/29 (a)	80,000	76,262
Simon Property Group LP
3.25%, 11/30/26 (a)	120,000	118,368
1.38%, 01/15/27 (a)	100,000	95,783
3.38%, 06/15/27 (a)	135,000	133,022
3.38%, 12/01/27 (a)	135,000	132,617
1.75%, 02/01/28 (a)	175,000	165,125
2.45%, 09/13/29 (a)	250,000	232,402
Store Capital LLC
4.50%, 03/15/28 (a)	50,000	49,503
4.63%, 03/15/29 (a)	75,000	73,814
5.40%, 04/30/30 (a)(d)	75,000	75,959
Sun Communities Operating LP
2.30%, 11/01/28 (a)	60,000	56,154
Tanger Properties LP
3.13%, 09/01/26 (a)	50,000	49,096
3.88%, 07/15/27 (a)	50,000	49,348
UDR, Inc.
2.95%, 09/01/26 (a)	75,000	73,751
3.50%, 07/01/27 (a)	75,000	73,978
3.50%, 01/15/28 (a)	45,000	44,156
4.40%, 01/26/29 (a)	65,000	64,999
3.20%, 01/15/30 (a)	100,000	94,782
Ventas Realty LP
3.25%, 10/15/26 (a)	105,000	103,425
4.00%, 03/01/28 (a)	100,000	99,131
4.40%, 01/15/29 (a)	160,000	159,718
3.00%, 01/15/30 (a)	150,000	140,776
Welltower OP LLC
2.70%, 02/15/27 (a)	85,000	83,115
4.25%, 04/15/28 (a)	155,000	155,310
2.05%, 01/15/29 (a)	100,000	92,704
4.13%, 03/15/29 (a)	105,000	104,426
3.10%, 01/15/30 (a)	150,000	142,126
WP Carey, Inc.
4.25%, 10/01/26 (a)	95,000	94,805
3.85%, 07/15/29 (a)	50,000	48,706
		14,639,700
		227,056,604

Industrial 49.2%
Basic Industry 1.9%
Air Products & Chemicals, Inc.
1.85%, 05/15/27 (a)	115,000	110,498
4.30%, 06/11/28 (a)	110,000	110,576
4.60%, 02/08/29 (a)	170,000	172,569
2.05%, 05/15/30 (a)	155,000	140,104
Albemarle Corp.
4.65%, 06/01/27 (a)	160,000	159,523
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	191,490
ArcelorMittal SA
6.55%, 11/29/27 (a)	250,000	260,760
4.25%, 07/16/29	70,000	69,187
BHP Billiton Finance USA Ltd.
5.25%, 09/08/26	145,000	146,740
4.75%, 02/28/28 (a)	180,000	182,912
5.10%, 09/08/28 (a)	125,000	128,304
5.00%, 02/21/30 (a)	200,000	205,090
Cabot Corp.
4.00%, 07/01/29 (a)	70,000	68,400
Dow Chemical Co.
4.80%, 11/30/28 (a)	155,000	157,334
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	385,000	391,141
Eastman Chemical Co.
4.50%, 12/01/28 (a)	50,000	50,179
5.00%, 08/01/29 (a)	200,000	202,986
Ecolab, Inc.
2.70%, 11/01/26 (a)	130,000	127,643
1.65%, 02/01/27 (a)	150,000	144,483
3.25%, 12/01/27 (a)	110,000	107,994
5.25%, 01/15/28 (a)	130,000	133,955
4.80%, 03/24/30 (a)	125,000	128,129
FMC Corp.
3.20%, 10/01/26 (a)	120,000	117,858
3.45%, 10/01/29 (a)	100,000	93,288
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	90,000	90,083
4.13%, 03/01/28 (a)	135,000	133,504
4.38%, 08/01/28 (a)	75,000	74,668
5.25%, 09/01/29 (a)	45,000	45,752
4.25%, 03/01/30 (a)	75,000	73,606
Georgia-Pacific LLC
7.75%, 11/15/29	115,000	130,990
Huntsman International LLC
4.50%, 05/01/29 (a)	150,000	142,326
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	60,000	59,906
Kinross Gold Corp.
4.50%, 07/15/27 (a)	135,000	135,193
LYB International Finance II BV
3.50%, 03/02/27 (a)	100,000	98,586
Mosaic Co.
4.05%, 11/15/27 (a)	165,000	163,919
5.38%, 11/15/28 (a)	50,000	51,384
Newmont Corp.
2.80%, 10/01/29 (a)	135,000	127,784
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	125,000	119,344
Nucor Corp.
4.30%, 05/23/27 (a)	180,000	180,625
2.70%, 06/01/30 (a)	80,000	73,967
4.65%, 06/01/30 (a)	90,000	90,767
Nutrien Ltd.
4.00%, 12/15/26 (a)	120,000	119,339
5.20%, 06/21/27 (a)	85,000	86,317
4.90%, 03/27/28 (a)	135,000	137,001
4.20%, 04/01/29 (a)	180,000	178,328
Packaging Corp. of America
3.40%, 12/15/27 (a)	75,000	73,456
3.00%, 12/15/29 (a)	100,000	94,431
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PPG Industries, Inc.
3.75%, 03/15/28 (a)	105,000	103,763
2.80%, 08/15/29 (a)	50,000	47,051
2.55%, 06/15/30 (a)	50,000	45,587
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	55,000	59,614
Rio Tinto Finance USA PLC
4.50%, 03/14/28 (a)	170,000	171,357
4.88%, 03/14/30 (a)	400,000	408,072
Rohm & Haas Co.
7.85%, 07/15/29	100,000	111,439
RPM International, Inc.
3.75%, 03/15/27 (a)	75,000	74,154
4.55%, 03/01/29 (a)	95,000	94,932
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	240,000	236,815
4.55%, 03/01/28 (a)	75,000	75,695
2.95%, 08/15/29 (a)	150,000	141,777
2.30%, 05/15/30 (a)	75,000	67,909
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)	200,000	205,210
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	105,000	105,145
1.65%, 10/15/27 (a)	50,000	47,144
3.45%, 04/15/30 (a)	100,000	95,254
Suzano Austria GmbH
2.50%, 09/15/28 (a)	80,000	74,419
6.00%, 01/15/29 (a)	325,000	334,779
5.00%, 01/15/30 (a)	220,000	219,784
Suzano International Finance BV
5.50%, 01/17/27	150,000	151,780
Westlake Corp.
3.60%, 08/15/26 (a)	130,000	128,709
3.38%, 06/15/30 (a)	50,000	47,221
WestRock MWV LLC
8.20%, 01/15/30	40,000	45,830
Weyerhaeuser Co.
6.95%, 10/01/27	50,000	52,711
4.00%, 11/15/29 (a)	125,000	122,860
4.00%, 04/15/30 (a)	100,000	97,578
WRKCo, Inc.
3.38%, 09/15/27 (a)	125,000	122,235
4.00%, 03/15/28 (a)	100,000	99,080
3.90%, 06/01/28 (a)	100,000	98,760
4.90%, 03/15/29 (a)	125,000	126,721
		9,895,804
Capital Goods 5.7%
3M Co.
2.25%, 09/19/26 (a)	150,000	146,418
2.88%, 10/15/27 (a)	145,000	141,018
3.63%, 09/14/28 (a)	125,000	123,007
3.38%, 03/01/29 (a)	160,000	155,053
2.38%, 08/26/29 (a)	175,000	162,374
4.80%, 03/15/30 (a)	110,000	111,878
3.05%, 04/15/30 (a)	100,000	94,071
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	75,000	75,056
AGCO Corp.
5.45%, 03/21/27 (a)	105,000	106,503
Allegion PLC
3.50%, 10/01/29 (a)	135,000	129,433
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	50,000	49,082
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	145,000	145,242
Amcor Flexibles North America, Inc.
4.80%, 03/17/28 (d)	65,000	65,547
5.10%, 03/17/30 (a)(d)	150,000	152,655
2.63%, 06/19/30 (a)	80,000	72,808
Amcor Group Finance PLC
5.45%, 05/23/29 (a)	100,000	102,903
Amphenol Corp.
5.05%, 04/05/27 (a)	85,000	86,367
4.38%, 06/12/28 (a)	140,000	140,997
5.05%, 04/05/29 (a)	125,000	128,656
4.35%, 06/01/29 (a)	120,000	120,677
2.80%, 02/15/30 (a)	150,000	140,853
Amrize Finance U.S. LLC
4.70%, 04/07/28 (a)(d)	125,000	126,161
4.95%, 04/07/30 (a)(d)	175,000	177,404
Avery Dennison Corp.
4.88%, 12/06/28 (a)	75,000	76,202
2.65%, 04/30/30 (a)	75,000	68,941
Berry Global, Inc.
1.65%, 01/15/27 (a)	115,000	110,361
5.50%, 04/15/28 (a)	75,000	76,999
Boeing Co.
2.70%, 02/01/27 (a)	185,000	179,864
2.80%, 03/01/27 (a)	90,000	87,420
5.04%, 05/01/27 (a)	250,000	251,932
6.26%, 05/01/27 (a)	110,000	113,243
3.25%, 02/01/28 (a)	220,000	213,429
3.25%, 03/01/28 (a)	80,000	77,345
3.45%, 11/01/28 (a)	105,000	101,285
3.20%, 03/01/29 (a)	160,000	152,395
6.30%, 05/01/29 (a)	275,000	290,859
2.95%, 02/01/30 (a)	175,000	162,440
5.15%, 05/01/30 (a)	850,000	866,056
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	148,081
2.75%, 03/01/30 (a)	125,000	115,550
Carrier Global Corp.
2.49%, 02/15/27 (a)	155,000	150,891
2.72%, 02/15/30 (a)	375,000	348,994
Caterpillar Financial Services Corp.
2.40%, 08/09/26	30,000	29,441
1.15%, 09/14/26	120,000	115,943
4.45%, 10/16/26	135,000	135,726
1.70%, 01/08/27	35,000	33,802
4.50%, 01/08/27	75,000	75,490
5.00%, 05/14/27	225,000	228,888
3.60%, 08/12/27	115,000	113,940
1.10%, 09/14/27	90,000	84,550
4.40%, 10/15/27	125,000	125,896
4.60%, 11/15/27	150,000	151,830
4.85%, 02/27/29	220,000	225,183
4.38%, 08/16/29 (c)	180,000	181,454
4.70%, 11/15/29	150,000	152,875
4.80%, 01/08/30	75,000	76,881
Caterpillar, Inc.
2.60%, 09/19/29 (a)	75,000	70,475
2.60%, 04/09/30 (a)	185,000	172,128
CNH Industrial Capital LLC
1.45%, 07/15/26 (a)	100,000	96,862
4.50%, 10/08/27 (a)	140,000	140,504
4.55%, 04/10/28 (a)	100,000	100,477
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 01/12/29 (a)	155,000	160,143
5.10%, 04/20/29 (a)	100,000	102,117
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	99,044
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	205,184
5.13%, 01/09/30 (a)	200,000	205,104
Deere & Co.
5.38%, 10/16/29	115,000	120,414
Dover Corp.
2.95%, 11/04/29 (a)	105,000	99,074
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	98,189
4.35%, 05/18/28 (a)	100,000	100,859
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	192,220
2.00%, 12/21/28 (a)	240,000	223,934
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	125,000	118,525
General Dynamics Corp.
2.13%, 08/15/26 (a)	125,000	122,392
3.50%, 04/01/27 (a)	155,000	153,816
2.63%, 11/15/27 (a)	60,000	58,162
3.75%, 05/15/28 (a)	175,000	174,144
3.63%, 04/01/30 (a)	150,000	146,547
HEICO Corp.
5.25%, 08/01/28 (a)	110,000	112,944
Hexcel Corp.
4.20%, 02/15/27 (a)	105,000	104,118
Honeywell International, Inc.
2.50%, 11/01/26 (a)	120,000	117,377
1.10%, 03/01/27 (a)	200,000	190,494
4.65%, 07/30/27 (a)	195,000	197,044
4.25%, 01/15/29 (a)	215,000	215,660
2.70%, 08/15/29 (a)	115,000	108,512
4.88%, 09/01/29 (a)	200,000	204,824
4.70%, 02/01/30 (a)	175,000	177,595
1.95%, 06/01/30 (a)	160,000	143,266
Howmet Aerospace, Inc.
5.90%, 02/01/27	125,000	128,025
6.75%, 01/15/28	75,000	79,185
3.00%, 01/15/29 (a)	100,000	95,682
Hubbell, Inc.
3.15%, 08/15/27 (a)	90,000	87,930
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	97,962
2.04%, 08/16/28 (a)	100,000	93,135
5.35%, 01/15/30 (a)	100,000	102,857
4.20%, 05/01/30 (a)	75,000	73,325
IDEX Corp.
3.00%, 05/01/30 (a)	75,000	69,787
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	100,000	98,373
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	105,000	106,750
5.40%, 08/14/28 (a)	75,000	77,369
5.18%, 06/15/29 (a)	170,000	174,655
John Deere Capital Corp.
5.15%, 09/08/26	140,000	141,691
2.25%, 09/14/26	65,000	63,521
1.30%, 10/13/26	115,000	111,054
4.50%, 01/08/27	165,000	166,175
1.70%, 01/11/27	115,000	111,046
4.85%, 03/05/27	100,000	101,363
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.35%, 03/08/27	135,000	131,368
1.75%, 03/09/27	100,000	96,296
4.90%, 06/11/27	145,000	147,388
4.20%, 07/15/27	100,000	100,319
2.80%, 09/08/27	120,000	116,891
4.15%, 09/15/27	170,000	170,425
4.75%, 01/20/28	235,000	238,955
4.90%, 03/03/28	150,000	153,289
1.50%, 03/06/28	115,000	107,746
4.25%, 06/05/28	130,000	130,798
4.95%, 07/14/28	310,000	317,694
4.50%, 01/16/29	215,000	217,419
3.45%, 03/07/29	135,000	131,864
3.35%, 04/18/29	125,000	121,511
4.85%, 06/11/29	150,000	153,750
2.80%, 07/18/29	125,000	118,497
4.85%, 10/11/29	75,000	77,118
2.45%, 01/09/30	110,000	102,043
4.55%, 06/05/30	150,000	151,479
4.70%, 06/10/30	190,000	193,300
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	150,000	155,797
Kennametal, Inc.
4.63%, 06/15/28 (a)	75,000	75,310
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	170,000	169,073
5.40%, 01/15/27	200,000	203,434
4.40%, 06/15/28 (a)	335,000	335,958
5.05%, 06/01/29 (a)	125,000	127,974
2.90%, 12/15/29 (a)	50,000	47,048
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	95,000	92,238
4.40%, 03/15/29 (a)	75,000	73,052
Lennox International, Inc.
1.70%, 08/01/27 (a)	50,000	47,292
5.50%, 09/15/28 (a)	80,000	82,517
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	175,000	179,508
4.45%, 05/15/28 (a)	110,000	111,306
4.50%, 02/15/29 (a)	100,000	101,016
1.85%, 06/15/30 (a)	60,000	53,375
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	75,000	73,786
3.50%, 12/15/27 (a)	100,000	98,201
2.50%, 03/15/30 (a)	100,000	92,022
Masco Corp.
3.50%, 11/15/27 (a)	50,000	48,973
1.50%, 02/15/28 (a)	165,000	153,239
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	130,000	135,414
Nordson Corp.
5.60%, 09/15/28 (a)	100,000	103,175
4.50%, 12/15/29 (a)	100,000	100,060
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	160,000	157,557
3.25%, 01/15/28 (a)	325,000	317,652
4.40%, 05/01/30 (a)	160,000	160,214
nVent Finance SARL
4.55%, 04/15/28 (a)	115,000	115,162
Oshkosh Corp.
4.60%, 05/15/28 (a)	95,000	95,189
3.10%, 03/01/30 (a)	75,000	70,302
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	85,000	82,353
5.25%, 08/16/28 (a)	130,000	133,857
2.57%, 02/15/30 (a)	250,000	230,675
Owens Corning
3.40%, 08/15/26 (a)	75,000	74,240
5.50%, 06/15/27 (a)	70,000	71,581
3.95%, 08/15/29 (a)	85,000	83,360
3.50%, 02/15/30 (a)	75,000	71,711
3.88%, 06/01/30 (a)	50,000	48,339
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	98,610
4.25%, 09/15/27 (a)	195,000	195,675
3.25%, 06/14/29 (a)	200,000	192,240
4.50%, 09/15/29 (a)	250,000	252,635
Pentair Finance SARL
4.50%, 07/01/29 (a)	80,000	79,906
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	245,000	252,394
6.30%, 02/15/30 (a)	145,000	151,980
Republic Services, Inc.
2.90%, 07/01/26 (a)	10,000	9,864
3.38%, 11/15/27 (a)	150,000	147,519
3.95%, 05/15/28 (a)	125,000	124,515
4.88%, 04/01/29 (a)	130,000	132,872
5.00%, 11/15/29 (a)	150,000	154,305
2.30%, 03/01/30 (a)	100,000	91,638
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	130,000	126,915
RTX Corp.
2.65%, 11/01/26 (a)	105,000	102,917
5.75%, 11/08/26 (a)	240,000	244,524
3.50%, 03/15/27 (a)	230,000	227,339
3.13%, 05/04/27 (a)	235,000	230,582
7.20%, 08/15/27	25,000	26,572
4.13%, 11/16/28 (a)	535,000	533,122
5.75%, 01/15/29 (a)	115,000	120,538
7.50%, 09/15/29	110,000	123,324
Snap-on, Inc.
3.25%, 03/01/27 (a)	50,000	49,291
Sonoco Products Co.
4.45%, 09/01/26	80,000	79,934
2.25%, 02/01/27 (a)	105,000	101,418
4.60%, 09/01/29 (a)	125,000	124,766
3.13%, 05/01/30 (a)	100,000	93,245
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	50,000	52,048
4.25%, 11/15/28 (a)	140,000	139,241
2.30%, 03/15/30 (a)	135,000	120,978
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	100,000	94,970
Textron, Inc.
3.65%, 03/15/27 (a)	110,000	108,665
3.38%, 03/01/28 (a)	70,000	68,322
3.00%, 06/01/30 (a)	110,000	102,308
Timken Co.
4.50%, 12/15/28 (a)	55,000	55,217
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	125,000	122,970
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	150,000	148,411
Veralto Corp.
5.50%, 09/18/26 (a)	180,000	182,180
5.35%, 09/18/28 (a)	105,000	108,279
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vontier Corp.
2.40%, 04/01/28 (a)	100,000	94,328
Vulcan Materials Co.
3.90%, 04/01/27 (a)	60,000	59,659
4.95%, 12/01/29 (a)	115,000	117,292
3.50%, 06/01/30 (a)	130,000	124,479
Waste Connections, Inc.
4.25%, 12/01/28 (a)	95,000	95,363
3.50%, 05/01/29 (a)	125,000	122,300
2.60%, 02/01/30 (a)	115,000	107,057
Waste Management, Inc.
4.95%, 07/03/27 (a)	125,000	127,227
3.15%, 11/15/27 (a)	130,000	127,421
1.15%, 03/15/28 (a)	135,000	125,192
4.50%, 03/15/28 (a)	175,000	176,871
3.88%, 01/15/29 (a)	150,000	148,290
4.88%, 02/15/29 (a)	100,000	102,498
2.00%, 06/01/29 (a)	125,000	115,418
4.63%, 02/15/30 (a)	100,000	101,488
4.65%, 03/15/30 (a)	125,000	126,880
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	160,000	158,090
4.70%, 09/15/28 (a)(g)	230,000	231,440
4.90%, 05/29/30 (a)	75,000	76,075
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	98,558
1.95%, 01/30/28 (a)	140,000	132,412
		29,881,059
Communications 5.0%
America Movil SAB de CV
3.63%, 04/22/29 (a)	200,000	193,970
2.88%, 05/07/30 (a)	200,000	185,094
American Tower Corp.
1.45%, 09/15/26 (a)	180,000	173,954
3.38%, 10/15/26 (a)	90,000	88,887
2.75%, 01/15/27 (a)	150,000	146,447
3.13%, 01/15/27 (a)	85,000	83,379
3.65%, 03/15/27 (a)	45,000	44,470
3.55%, 07/15/27 (a)	140,000	137,998
3.60%, 01/15/28 (a)	165,000	162,038
1.50%, 01/31/28 (a)	160,000	149,048
5.50%, 03/15/28 (a)	100,000	102,854
5.25%, 07/15/28 (a)	130,000	133,316
5.80%, 11/15/28 (a)	140,000	146,117
5.20%, 02/15/29 (a)	130,000	133,166
3.95%, 03/15/29 (a)	55,000	53,968
3.80%, 08/15/29 (a)	275,000	267,512
2.90%, 01/15/30 (a)	200,000	186,408
5.00%, 01/31/30 (a)	125,000	127,430
4.90%, 03/15/30 (a)	125,000	126,853
2.10%, 06/15/30 (a)	120,000	106,718
AppLovin Corp.
5.13%, 12/01/29 (a)	220,000	223,128
AT&T, Inc.
2.95%, 07/15/26 (a)	100,000	98,487
3.80%, 02/15/27 (a)	110,000	109,185
4.25%, 03/01/27 (a)	160,000	159,856
2.30%, 06/01/27 (a)	445,000	429,020
1.65%, 02/01/28 (a)	465,000	436,421
4.10%, 02/15/28 (a)	355,000	353,580
4.35%, 03/01/29 (a)	515,000	516,257
4.30%, 02/15/30 (a)	635,000	633,317
British Telecommunications PLC
5.13%, 12/04/28 (a)	200,000	204,552
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26 (a)	200,000	203,956
3.75%, 02/15/28 (a)	180,000	176,621
4.20%, 03/15/28 (a)	240,000	237,996
2.25%, 01/15/29 (a)	255,000	235,125
5.05%, 03/30/29 (a)	235,000	237,453
6.10%, 06/01/29 (a)	275,000	288,101
Comcast Corp.
2.35%, 01/15/27 (a)	220,000	214,056
3.30%, 02/01/27 (a)	250,000	246,610
3.30%, 04/01/27 (a)	150,000	147,794
5.35%, 11/15/27 (a)	155,000	159,201
3.15%, 02/15/28 (a)	335,000	326,541
3.55%, 05/01/28 (a)	175,000	172,135
4.15%, 10/15/28 (a)	740,000	738,831
4.55%, 01/15/29 (a)	215,000	217,515
5.10%, 06/01/29 (a)	135,000	139,420
2.65%, 02/01/30 (a)	300,000	278,775
3.40%, 04/01/30 (a)	250,000	240,052
Crown Castle, Inc.
1.05%, 07/15/26 (a)	180,000	173,403
4.00%, 03/01/27 (a)	125,000	124,263
2.90%, 03/15/27 (a)	150,000	146,097
3.65%, 09/01/27 (a)	170,000	167,146
5.00%, 01/11/28 (a)	190,000	192,027
3.80%, 02/15/28 (a)	185,000	181,774
4.80%, 09/01/28 (a)	35,000	35,237
4.30%, 02/15/29 (a)	125,000	123,524
5.60%, 06/01/29 (a)	150,000	155,076
4.90%, 09/01/29 (a)	100,000	100,946
3.10%, 11/15/29 (a)	125,000	117,583
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)	650,000	767,942
Discovery Communications LLC
3.95%, 03/20/28 (a)	289,000	276,372
4.13%, 05/15/29 (a)	130,000	120,829
3.63%, 05/15/30 (a)	150,000	121,650
Fox Corp.
4.71%, 01/25/29 (a)	370,000	373,371
3.50%, 04/08/30 (a)	100,000	95,734
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	75,000	75,455
4.75%, 03/30/30 (a)	125,000	126,219
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	475,000	470,611
4.60%, 05/15/28 (a)	265,000	269,998
4.30%, 08/15/29 (a)	205,000	207,066
4.80%, 05/15/30 (a)	100,000	103,142
Netflix, Inc.
4.38%, 11/15/26	170,000	170,935
4.88%, 04/15/28	340,000	347,140
5.88%, 11/15/28	200,000	210,882
6.38%, 05/15/29	125,000	134,606
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	115,000	104,911
4.20%, 06/01/30 (a)	110,000	108,545
Paramount Global
2.90%, 01/15/27 (a)	115,000	111,978
3.38%, 02/15/28 (a)	120,000	116,144
3.70%, 06/01/28 (a)	70,000	68,076
4.20%, 06/01/29 (a)	105,000	102,235
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rogers Communications, Inc.
2.90%, 11/15/26 (a)	120,000	117,434
3.20%, 03/15/27 (a)	200,000	196,168
5.00%, 02/15/29 (a)	255,000	258,777
Sprint Capital Corp.
6.88%, 11/15/28	465,000	499,326
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	115,000	113,898
4.95%, 03/28/28 (a)	140,000	142,192
5.40%, 06/12/29 (a)	90,000	92,770
TCI Communications, Inc.
7.13%, 02/15/28	50,000	53,617
Telefonica Emisiones SA
4.10%, 03/08/27	230,000	228,917
TELUS Corp.
2.80%, 02/16/27 (a)	80,000	78,042
3.70%, 09/15/27 (a)	115,000	113,412
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)	685,000	678,335
5.38%, 04/15/27 (a)	120,000	120,119
4.75%, 02/01/28 (a)	245,000	245,390
2.05%, 02/15/28 (a)	350,000	330,967
4.95%, 03/15/28 (a)	165,000	167,855
4.80%, 07/15/28 (a)	170,000	172,358
4.85%, 01/15/29 (a)	175,000	177,688
2.63%, 02/15/29 (a)	225,000	211,360
2.40%, 03/15/29 (a)	85,000	79,115
3.38%, 04/15/29 (a)	400,000	385,432
4.20%, 10/01/29 (a)	150,000	149,066
3.88%, 04/15/30 (a)	1,310,000	1,272,272
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	170,000	165,886
2.95%, 06/15/27	210,000	206,428
Verizon Communications, Inc.
4.13%, 03/16/27	475,000	474,919
3.00%, 03/22/27 (a)	120,000	117,649
2.10%, 03/22/28 (a)	295,000	279,583
4.33%, 09/21/28	535,000	537,407
3.88%, 02/08/29 (a)	195,000	192,617
4.02%, 12/03/29 (a)	645,000	636,596
3.15%, 03/22/30 (a)	225,000	213,124
Vodafone Group PLC
4.38%, 05/30/28	100,000	101,934
7.88%, 02/15/30	100,000	114,401
Walt Disney Co.
3.38%, 11/15/26 (a)	95,000	94,180
3.70%, 03/23/27	100,000	99,891
2.20%, 01/13/28	190,000	182,216
2.00%, 09/01/29 (a)	325,000	298,525
3.80%, 03/22/30	200,000	197,010
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (a)	223,000	214,122
4.05%, 03/15/29 (a)	280,000	260,949
		26,446,476
Consumer Cyclical 8.2%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	470,000	461,573
4.88%, 05/26/30 (a)(d)	200,000	204,348
Amazon.com, Inc.
3.30%, 04/13/27 (a)	260,000	257,179
1.20%, 06/03/27 (a)	135,000	128,207
3.15%, 08/22/27 (a)	635,000	624,745
4.55%, 12/01/27 (a)	350,000	354,844
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 05/12/28 (a)	460,000	432,115
3.45%, 04/13/29 (a)	385,000	377,924
4.65%, 12/01/29 (a)	305,000	312,207
1.50%, 06/03/30 (a)	320,000	283,190
American Honda Finance Corp.
5.25%, 07/07/26	255,000	257,185
1.30%, 09/09/26	215,000	207,432
2.30%, 09/09/26	170,000	166,017
2.35%, 01/08/27	115,000	111,673
4.90%, 03/12/27	130,000	131,222
4.70%, 01/12/28	130,000	131,186
3.50%, 02/15/28	100,000	98,082
4.55%, 03/03/28	120,000	120,662
2.00%, 03/24/28	160,000	150,411
5.13%, 07/07/28	140,000	142,997
5.65%, 11/15/28	230,000	239,021
2.25%, 01/12/29	150,000	139,187
4.90%, 03/13/29	145,000	147,311
4.40%, 09/05/29	180,000	179,365
4.80%, 03/05/30	150,000	151,239
Aptiv Swiss Holdings Ltd.
4.65%, 09/13/29 (a)	200,000	199,560
AutoNation, Inc.
3.80%, 11/15/27 (a)	50,000	49,262
1.95%, 08/01/28 (a)	75,000	69,598
4.75%, 06/01/30 (a)	90,000	89,616
AutoZone, Inc.
5.05%, 07/15/26	100,000	100,745
3.75%, 06/01/27 (a)	125,000	123,860
4.50%, 02/01/28 (a)	60,000	60,473
6.25%, 11/01/28 (a)	30,000	31,816
3.75%, 04/18/29 (a)	110,000	107,670
5.10%, 07/15/29 (a)	90,000	92,380
4.00%, 04/15/30 (a)	150,000	146,945
5.13%, 06/15/30 (a)	90,000	92,330
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	75,000	75,245
Block Financial LLC
2.50%, 07/15/28 (a)	165,000	155,590
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	130,000	128,018
4.63%, 04/13/30 (a)	250,000	253,187
BorgWarner, Inc.
2.65%, 07/01/27 (a)	190,000	183,815
4.95%, 08/15/29 (a)	130,000	131,918
CBRE Services, Inc.
5.50%, 04/01/29 (a)	75,000	77,597
4.80%, 06/15/30 (a)	110,000	110,553
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	80,000	76,138
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	210,000	206,907
1.38%, 06/20/27 (a)	245,000	233,762
1.60%, 04/20/30 (a)	250,000	223,162
Cummins, Inc.
4.90%, 02/20/29 (a)	90,000	92,142
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	75,000	74,414
4.35%, 10/15/27 (a)	50,000	50,131
4.55%, 10/15/29 (a)	110,000	109,837
Dollar General Corp.
3.88%, 04/15/27 (a)	100,000	99,186
4.63%, 11/01/27 (a)	70,000	70,501
4.13%, 05/01/28 (a)	140,000	139,115
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 07/05/28 (a)	115,000	117,395
3.50%, 04/03/30 (a)	175,000	166,213
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	235,000	232,944
DR Horton, Inc.
1.30%, 10/15/26 (a)	130,000	125,087
1.40%, 10/15/27 (a)	135,000	127,005
eBay, Inc.
3.60%, 06/05/27 (a)	180,000	178,106
5.95%, 11/22/27 (a)	75,000	77,933
2.70%, 03/11/30 (a)	160,000	148,408
Expedia Group, Inc.
4.63%, 08/01/27 (a)	190,000	190,859
3.80%, 02/15/28 (a)	165,000	162,584
3.25%, 02/15/30 (a)	250,000	236,177
Ford Motor Co.
4.35%, 12/08/26 (a)	235,000	233,625
6.63%, 10/01/28	45,000	47,310
9.63%, 04/22/30 (a)	90,000	103,656
Ford Motor Credit Co. LLC
4.54%, 08/01/26 (a)	200,000	198,654
2.70%, 08/10/26 (a)	290,000	282,498
4.27%, 01/09/27 (a)	215,000	211,483
5.80%, 03/05/27 (a)	295,000	297,339
5.85%, 05/17/27 (a)	320,000	322,595
4.95%, 05/28/27 (a)	320,000	318,070
4.13%, 08/17/27 (a)	260,000	254,181
7.35%, 11/04/27 (a)	275,000	285,714
2.90%, 02/16/28 (a)	200,000	187,668
6.80%, 05/12/28 (a)	350,000	361,872
6.80%, 11/07/28 (a)	200,000	207,332
2.90%, 02/10/29 (a)	205,000	186,474
5.80%, 03/08/29 (a)	370,000	370,925
5.11%, 05/03/29 (a)	320,000	313,155
5.30%, 09/06/29 (a)	220,000	216,159
5.88%, 11/07/29 (a)	105,000	105,423
7.35%, 03/06/30 (a)	200,000	211,202
7.20%, 06/10/30 (a)	200,000	210,562
General Motors Co.
4.20%, 10/01/27 (a)	100,000	99,045
6.80%, 10/01/27 (a)	210,000	218,822
5.00%, 10/01/28 (a)	125,000	126,241
5.40%, 10/15/29 (a)	155,000	158,269
5.63%, 04/15/30 (a)	150,000	153,416
General Motors Financial Co., Inc.
4.00%, 10/06/26 (a)	205,000	203,616
4.35%, 01/17/27 (a)	250,000	248,585
2.35%, 02/26/27 (a)	205,000	197,696
5.00%, 04/09/27 (a)	265,000	266,680
5.40%, 05/08/27	175,000	177,604
5.35%, 07/15/27	170,000	172,581
2.70%, 08/20/27 (a)	200,000	192,172
3.85%, 01/05/28 (a)	95,000	93,041
6.00%, 01/09/28 (a)	190,000	195,863
5.05%, 04/04/28	225,000	226,780
2.40%, 04/10/28 (a)	190,000	178,798
5.80%, 06/23/28 (a)	240,000	247,298
2.40%, 10/15/28 (a)	255,000	237,331
5.80%, 01/07/29 (a)	270,000	278,278
5.65%, 01/17/29 (a)	160,000	163,570
4.30%, 04/06/29 (a)	300,000	293,616
5.55%, 07/15/29 (a)	260,000	265,637
4.90%, 10/06/29 (a)	175,000	174,818
5.35%, 01/07/30 (a)	225,000	227,707
5.85%, 04/06/30 (a)	175,000	180,994
3.60%, 06/21/30 (a)	200,000	187,298
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	79,694
4.95%, 08/15/29 (a)	175,000	177,837
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	100,000	102,574
5.30%, 01/15/29 (a)	150,000	151,739
4.00%, 01/15/30 (a)	125,000	120,236
Home Depot, Inc.
2.13%, 09/15/26 (a)	50,000	48,857
4.95%, 09/30/26 (a)	150,000	151,490
2.50%, 04/15/27 (a)	135,000	131,420
2.88%, 04/15/27 (a)	150,000	147,117
4.88%, 06/25/27 (a)	195,000	198,204
2.80%, 09/14/27 (a)	180,000	175,491
0.90%, 03/15/28 (a)	50,000	46,133
1.50%, 09/15/28 (a)	170,000	157,306
3.90%, 12/06/28 (a)	175,000	174,522
4.90%, 04/15/29 (a)	150,000	154,104
2.95%, 06/15/29 (a)	350,000	335,156
4.75%, 06/25/29 (a)	225,000	229,790
2.70%, 04/15/30 (a)	285,000	266,301
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	150,000	145,668
Hyatt Hotels Corp.
5.75%, 01/30/27 (a)	100,000	102,083
4.38%, 09/15/28 (a)	150,000	149,549
5.25%, 06/30/29 (a)	170,000	173,077
5.75%, 04/23/30 (a)(e)	75,000	77,613
JD.com, Inc.
3.38%, 01/14/30 (a)(c)	200,000	191,608
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	85,000	91,270
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	180,000	177,584
5.90%, 06/01/27 (a)	175,000	178,834
3.90%, 08/08/29 (a)	290,000	276,254
6.00%, 08/15/29 (a)	90,000	92,558
6.00%, 06/14/30 (a)	90,000	92,854
Lear Corp.
3.80%, 09/15/27 (a)	100,000	98,571
4.25%, 05/15/29 (a)	105,000	103,214
Lennar Corp.
5.00%, 06/15/27 (a)	65,000	65,492
4.75%, 11/29/27 (a)	130,000	130,953
LKQ Corp.
5.75%, 06/15/28 (a)	150,000	154,628
Lowe's Cos., Inc.
3.35%, 04/01/27 (a)	180,000	177,368
3.10%, 05/03/27 (a)	265,000	259,931
1.30%, 04/15/28 (a)	255,000	236,104
1.70%, 09/15/28 (a)	230,000	212,830
3.65%, 04/05/29 (a)	280,000	273,588
4.50%, 04/15/30 (a)	200,000	201,534
Magna International, Inc.
5.05%, 03/14/29 (a)	125,000	127,570
2.45%, 06/15/30 (a)	120,000	108,792
Marriott International, Inc.
5.45%, 09/15/26 (a)	145,000	146,692
5.00%, 10/15/27 (a)	185,000	188,101
4.00%, 04/15/28 (a)	95,000	94,180
5.55%, 10/15/28 (a)	110,000	114,150
4.65%, 12/01/28 (a)	70,000	70,543
4.90%, 04/15/29 (a)	150,000	152,721
4.88%, 05/15/29 (a)	80,000	81,207
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 03/15/30 (a)	100,000	101,068
4.63%, 06/15/30 (a)	180,000	180,644
McDonald's Corp.
3.50%, 03/01/27 (a)	145,000	143,424
3.50%, 07/01/27 (a)	185,000	182,798
3.80%, 04/01/28 (a)	200,000	198,418
4.80%, 08/14/28 (a)	110,000	112,102
5.00%, 05/17/29 (a)	95,000	97,662
2.63%, 09/01/29 (a)	175,000	164,538
2.13%, 03/01/30 (a)	145,000	131,721
4.60%, 05/15/30 (a)	100,000	101,125
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	45,000	43,030
Meritage Homes Corp.
5.13%, 06/06/27 (a)	80,000	80,938
NIKE, Inc.
2.38%, 11/01/26 (a)	195,000	190,905
2.75%, 03/27/27 (a)	175,000	171,281
2.85%, 03/27/30 (a)	250,000	235,695
NVR, Inc.
3.00%, 05/15/30 (a)	150,000	139,763
O'Reilly Automotive, Inc.
5.75%, 11/20/26 (a)	150,000	152,748
3.60%, 09/01/27 (a)	100,000	98,707
4.35%, 06/01/28 (a)	180,000	180,623
3.90%, 06/01/29 (a)	100,000	98,310
4.20%, 04/01/30 (a)	75,000	74,261
PACCAR Financial Corp.
5.20%, 11/09/26	145,000	147,259
4.50%, 11/25/26	40,000	40,292
2.00%, 02/04/27	95,000	92,113
5.00%, 05/13/27	100,000	101,756
4.25%, 06/23/27	70,000	70,385
4.45%, 08/06/27	265,000	267,963
4.60%, 01/10/28	50,000	50,696
4.95%, 08/10/28	65,000	66,709
4.60%, 01/31/29	100,000	101,496
4.00%, 09/26/29	135,000	134,322
PulteGroup, Inc.
5.00%, 01/15/27 (a)	95,000	95,732
PVH Corp.
5.50%, 06/13/30 (a)	90,000	90,662
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	130,000	121,563
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (a)	180,000	175,403
Sands China Ltd.
5.40%, 08/08/28 (a)(e)	200,000	201,650
2.85%, 03/08/29 (a)(e)	200,000	183,818
4.38%, 06/18/30 (a)(e)	200,000	191,370
Starbucks Corp.
4.85%, 02/08/27 (a)	150,000	151,403
2.00%, 03/12/27 (a)	75,000	72,242
3.50%, 03/01/28 (a)	165,000	162,109
4.00%, 11/15/28 (a)	180,000	178,774
3.55%, 08/15/29 (a)	205,000	199,547
2.25%, 03/12/30 (a)	125,000	113,439
4.80%, 05/15/30 (a)	100,000	101,274
Tapestry, Inc.
4.13%, 07/15/27 (a)	80,000	79,489
5.10%, 03/11/30 (a)	165,000	167,206
Target Corp.
1.95%, 01/15/27 (a)	130,000	125,991
4.35%, 06/15/28 (a)	90,000	90,573
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 04/15/29 (a)	210,000	204,448
2.35%, 02/15/30 (a)	125,000	115,393
TJX Cos., Inc.
2.25%, 09/15/26 (a)	250,000	244,912
1.15%, 05/15/28 (a)	75,000	69,352
3.88%, 04/15/30 (a)	75,000	74,058
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	85,000	85,284
4.35%, 02/15/28 (a)	85,000	84,612
3.80%, 11/01/29 (a)	75,000	72,814
Toyota Motor Corp.
5.28%, 07/13/26 (a)	125,000	126,233
5.12%, 07/13/28 (a)	100,000	102,837
3.67%, 07/20/28	100,000	99,232
2.76%, 07/02/29	100,000	94,783
Toyota Motor Credit Corp.
4.55%, 08/07/26	120,000	120,455
5.00%, 08/14/26	320,000	322,790
5.40%, 11/20/26	180,000	182,932
4.60%, 01/08/27	55,000	55,425
3.20%, 01/11/27	135,000	133,196
1.90%, 01/13/27	160,000	154,691
5.00%, 03/19/27	80,000	81,186
3.05%, 03/22/27	280,000	275,050
1.15%, 08/13/27	100,000	94,059
4.55%, 09/20/27	160,000	161,709
4.35%, 10/08/27	100,000	100,459
5.45%, 11/10/27	100,000	102,957
3.05%, 01/11/28	100,000	97,397
4.63%, 01/12/28	240,000	243,002
1.90%, 04/06/28	150,000	141,473
5.25%, 09/11/28	120,000	123,908
4.65%, 01/05/29	215,000	217,739
3.65%, 01/08/29	110,000	107,965
5.05%, 05/16/29	170,000	174,760
4.45%, 06/29/29	155,000	156,153
4.55%, 08/09/29	225,000	227,070
4.95%, 01/09/30	100,000	102,374
2.15%, 02/13/30	125,000	113,650
3.38%, 04/01/30	200,000	191,346
4.80%, 05/15/30	200,000	203,280
4.55%, 05/17/30	150,000	151,037
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	250,000	249,175
UL Solutions, Inc.
6.50%, 10/20/28 (a)(d)	90,000	94,874
VICI Properties LP
4.75%, 02/15/28 (a)	235,000	236,457
4.95%, 02/15/30 (a)	175,000	176,104
Walmart, Inc.
3.05%, 07/08/26 (a)	145,000	143,567
1.05%, 09/17/26 (a)	275,000	265,917
3.95%, 09/09/27 (a)	240,000	240,264
3.90%, 04/15/28 (a)	180,000	180,362
3.70%, 06/26/28 (a)	320,000	318,979
1.50%, 09/22/28 (a)	340,000	315,367
3.25%, 07/08/29 (a)	125,000	121,879
2.38%, 09/24/29 (a)	75,000	70,379
7.55%, 02/15/30	100,000	114,783
4.35%, 04/28/30 (a)	175,000	177,054
		43,484,430
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Non-Cyclical 12.2%
Abbott Laboratories
3.75%, 11/30/26 (a)	215,000	214,400
1.15%, 01/30/28 (a)	115,000	107,620
1.40%, 06/30/30 (a)	100,000	88,035
AbbVie, Inc.
2.95%, 11/21/26 (a)	725,000	713,306
4.80%, 03/15/27 (a)	380,000	383,903
4.65%, 03/15/28 (a)	200,000	202,984
4.25%, 11/14/28 (a)	320,000	321,667
4.80%, 03/15/29 (a)	530,000	540,711
3.20%, 11/21/29 (a)	985,000	942,290
4.88%, 03/15/30 (a)	200,000	204,918
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	165,000	163,292
2.21%, 06/15/30 (a)	50,000	45,284
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	80,000	78,805
4.20%, 09/09/27 (a)	75,000	75,005
2.75%, 09/15/29 (a)	100,000	93,697
2.10%, 06/04/30 (a)	80,000	71,706
Ahold Finance USA LLC
6.88%, 05/01/29	100,000	108,732
Altria Group, Inc.
2.63%, 09/16/26 (a)	100,000	98,060
6.20%, 11/01/28 (a)	60,000	63,361
4.80%, 02/14/29 (a)	415,000	419,934
3.40%, 05/06/30 (a)	175,000	166,355
Amgen, Inc.
2.60%, 08/19/26 (a)	105,000	103,122
2.20%, 02/21/27 (a)	340,000	329,117
3.20%, 11/02/27 (a)	200,000	194,910
5.15%, 03/02/28 (a)	610,000	623,463
1.65%, 08/15/28 (a)	265,000	245,053
3.00%, 02/22/29 (a)	195,000	186,387
4.05%, 08/18/29 (a)	260,000	257,062
2.45%, 02/21/30 (a)	225,000	206,131
5.25%, 03/02/30 (a)	545,000	562,140
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	575,000	585,459
3.50%, 06/01/30 (a)	310,000	299,224
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	175,000	171,903
3.25%, 03/27/30 (a)	180,000	171,907
Ascension Health
2.53%, 11/15/29 (a)	180,000	167,989
Astrazeneca Finance LLC
4.80%, 02/26/27 (a)	200,000	202,312
4.88%, 03/03/28 (a)	260,000	265,785
1.75%, 05/28/28 (a)	200,000	187,652
4.85%, 02/26/29 (a)	205,000	209,649
4.90%, 03/03/30 (a)	125,000	128,329
AstraZeneca PLC
3.13%, 06/12/27 (a)	155,000	152,695
4.00%, 01/17/29 (a)	200,000	199,316
Banner Health
2.34%, 01/01/30 (a)	45,000	41,347
BAT Capital Corp.
3.22%, 09/06/26 (a)	190,000	187,412
4.70%, 04/02/27 (a)	160,000	160,845
3.56%, 08/15/27 (a)	430,000	423,215
2.26%, 03/25/28 (a)	325,000	307,551
3.46%, 09/06/29 (a)	90,000	86,521
4.91%, 04/02/30 (a)	175,000	177,394
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BAT International Finance PLC
4.45%, 03/16/28 (a)	190,000	190,488
5.93%, 02/02/29 (a)	190,000	199,515
Baxter International, Inc.
2.60%, 08/15/26 (a)	75,000	73,595
1.92%, 02/01/27 (a)	310,000	298,573
2.27%, 12/01/28 (a)	200,000	186,334
3.95%, 04/01/30 (a)	75,000	73,337
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	325,000	321,467
4.69%, 02/13/28 (a)	125,000	126,256
4.87%, 02/08/29 (a)	125,000	126,775
5.08%, 06/07/29 (a)	140,000	143,154
2.82%, 05/20/30 (a)	100,000	92,599
Biogen, Inc.
2.25%, 05/01/30 (a)	250,000	225,337
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	85,000	83,381
Bon Secours Mercy Health, Inc.
4.30%, 07/01/28 (a)	45,000	45,125
3.46%, 06/01/30 (a)	70,000	67,292
Boston Scientific Corp.
4.00%, 03/01/28 (a)	50,000	50,178
2.65%, 06/01/30 (a)	200,000	185,226
Bristol-Myers Squibb Co.
4.90%, 02/22/27 (a)	150,000	152,001
3.25%, 02/27/27	135,000	133,346
1.13%, 11/13/27 (a)	120,000	112,460
3.45%, 11/15/27 (a)	115,000	113,614
3.90%, 02/20/28 (a)	260,000	258,885
4.90%, 02/22/29 (a)	340,000	348,265
3.40%, 07/26/29 (a)	455,000	441,095
Brunswick Corp.
5.85%, 03/18/29 (a)	95,000	97,997
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (a)	145,000	143,260
3.75%, 09/25/27 (a)	140,000	138,831
4.10%, 01/07/28 (a)	50,000	49,731
4.20%, 09/17/29 (a)	160,000	158,261
Campbell's Co.
5.20%, 03/19/27	95,000	96,412
4.15%, 03/15/28 (a)	220,000	219,228
5.20%, 03/21/29 (a)	85,000	87,040
2.38%, 04/24/30 (a)	100,000	90,665
Cardinal Health, Inc.
4.70%, 11/15/26	100,000	100,544
3.41%, 06/15/27 (a)	230,000	226,718
5.13%, 02/15/29 (a)	125,000	128,191
5.00%, 11/15/29 (a)	150,000	153,036
Cencora, Inc.
3.45%, 12/15/27 (a)	155,000	152,129
4.63%, 12/15/27 (a)	100,000	100,882
4.85%, 12/15/29 (a)	140,000	142,244
CHRISTUS Health
4.34%, 07/01/28 (a)	95,000	95,130
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	90,000	88,257
Cigna Group
3.40%, 03/01/27 (a)	250,000	246,560
3.05%, 10/15/27 (a)	115,000	112,099
4.38%, 10/15/28 (a)	670,000	671,059
5.00%, 05/15/29 (a)	200,000	204,628
2.40%, 03/15/30 (a)	250,000	228,210
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Clorox Co.
3.10%, 10/01/27 (a)	95,000	92,862
3.90%, 05/15/28 (a)	115,000	114,112
4.40%, 05/01/29 (a)	75,000	75,338
1.80%, 05/15/30 (a)	85,000	75,134
Coca-Cola Co.
3.38%, 03/25/27	175,000	173,607
2.90%, 05/25/27	95,000	93,310
1.45%, 06/01/27	305,000	291,284
1.50%, 03/05/28	150,000	141,128
1.00%, 03/15/28	250,000	232,127
2.13%, 09/06/29	195,000	181,118
3.45%, 03/25/30	200,000	194,410
1.65%, 06/01/30	240,000	213,014
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	100,000	103,104
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	125,000	116,823
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	75,000	73,758
4.60%, 03/01/28 (a)	140,000	142,555
4.20%, 05/01/30 (a)	75,000	75,382
CommonSpirit Health
6.07%, 11/01/27 (a)	120,000	124,334
3.35%, 10/01/29 (a)	170,000	162,627
Conagra Brands, Inc.
5.30%, 10/01/26	100,000	101,066
1.38%, 11/01/27 (a)	135,000	126,012
7.00%, 10/01/28	100,000	107,125
4.85%, 11/01/28 (a)	255,000	257,611
Conopco, Inc.
7.25%, 12/15/26	65,000	67,621
Constellation Brands, Inc.
3.70%, 12/06/26 (a)	125,000	124,041
3.50%, 05/09/27 (a)	95,000	93,580
4.35%, 05/09/27 (a)	110,000	110,055
3.60%, 02/15/28 (a)	145,000	142,539
4.65%, 11/15/28 (a)	100,000	100,803
4.80%, 01/15/29 (a)	75,000	75,857
3.15%, 08/01/29 (a)	165,000	156,814
2.88%, 05/01/30 (a)	100,000	92,613
4.80%, 05/01/30 (a)	75,000	75,618
CVS Health Corp.
3.00%, 08/15/26 (a)	135,000	132,891
3.63%, 04/01/27 (a)	140,000	138,279
6.25%, 06/01/27	80,000	82,858
1.30%, 08/21/27 (a)	435,000	407,943
4.30%, 03/25/28 (a)	910,000	906,542
5.00%, 01/30/29 (a)	185,000	187,908
5.40%, 06/01/29 (a)	210,000	216,132
3.25%, 08/15/29 (a)	300,000	285,216
5.13%, 02/21/30 (a)	290,000	295,403
3.75%, 04/01/30 (a)	285,000	273,534
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	120,000	109,548
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	155,000	144,858
Diageo Capital PLC
5.38%, 10/05/26 (a)	200,000	202,552
5.30%, 10/24/27 (a)	200,000	205,096
2.38%, 10/24/29 (a)	200,000	185,738
2.00%, 04/29/30 (a)	200,000	179,938
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	130,000	129,945
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eli Lilly & Co.
4.50%, 02/09/27 (a)	150,000	151,293
5.50%, 03/15/27	75,000	76,886
3.10%, 05/15/27 (a)	75,000	74,012
4.15%, 08/14/27 (a)	160,000	160,810
4.55%, 02/12/28 (a)	100,000	101,328
4.50%, 02/09/29 (a)	200,000	203,072
3.38%, 03/15/29 (a)	205,000	200,638
4.20%, 08/14/29 (a)	210,000	210,821
4.75%, 02/12/30 (a)	260,000	266,708
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	110,000	108,276
4.38%, 05/15/28 (a)	135,000	135,487
2.38%, 12/01/29 (a)	100,000	92,250
2.60%, 04/15/30 (a)	125,000	115,283
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	75,000	73,961
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	305,000	314,363
4.80%, 08/14/29 (a)	200,000	202,956
5.86%, 03/15/30 (a)	250,000	264,170
General Mills, Inc.
4.70%, 01/30/27 (a)	105,000	105,635
3.20%, 02/10/27 (a)	125,000	122,988
4.20%, 04/17/28 (a)	220,000	219,795
5.50%, 10/17/28 (a)	130,000	134,849
4.88%, 01/30/30 (a)	250,000	254,192
2.88%, 04/15/30 (a)	165,000	153,623
Gilead Sciences, Inc.
2.95%, 03/01/27 (a)	250,000	245,592
1.20%, 10/01/27 (a)	155,000	145,545
4.80%, 11/15/29 (a)	125,000	127,673
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	200,000	194,316
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	370,000	368,457
4.50%, 04/15/30 (a)	150,000	151,380
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	315,000	310,606
3.38%, 03/24/29 (a)	250,000	241,847
Hasbro, Inc.
3.55%, 11/19/26 (a)	125,000	123,410
3.50%, 09/15/27 (a)	100,000	97,828
3.90%, 11/19/29 (a)	185,000	178,519
HCA, Inc.
4.50%, 02/15/27 (a)	265,000	265,085
3.13%, 03/15/27 (a)	150,000	146,961
5.00%, 03/01/28 (a)	100,000	101,493
5.20%, 06/01/28 (a)	235,000	240,149
5.63%, 09/01/28 (a)	305,000	314,077
5.88%, 02/01/29 (a)	180,000	186,845
3.38%, 03/15/29 (a)	145,000	139,278
4.13%, 06/15/29 (a)	420,000	412,889
5.25%, 03/01/30 (a)	150,000	153,866
Hershey Co.
2.30%, 08/15/26 (a)	105,000	103,009
4.55%, 02/24/28 (a)	60,000	60,808
4.25%, 05/04/28 (a)	80,000	80,696
2.45%, 11/15/29 (a)	75,000	69,832
4.75%, 02/24/30 (a)	100,000	102,042
1.70%, 06/01/30 (a)	60,000	53,191
Hormel Foods Corp.
4.80%, 03/30/27 (a)	100,000	101,099
1.70%, 06/03/28 (a)	170,000	159,003
1.80%, 06/11/30 (a)	160,000	142,366
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Icon Investments Six DAC
5.85%, 05/08/29 (a)	230,000	238,671
Illumina, Inc.
4.65%, 09/09/26	150,000	150,195
5.75%, 12/13/27 (a)	115,000	117,911
Ingredion, Inc.
3.20%, 10/01/26 (a)	100,000	98,483
2.90%, 06/01/30 (a)	100,000	92,491
IQVIA, Inc.
5.70%, 05/15/28 (a)	210,000	215,439
6.25%, 02/01/29 (a)	165,000	172,544
J.M. Smucker Co.
3.38%, 12/15/27 (a)	60,000	58,985
5.90%, 11/15/28 (a)	135,000	141,901
2.38%, 03/15/30 (a)	75,000	68,326
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27 (a)	150,000	145,836
5.13%, 02/01/28 (a)	145,000	148,606
3.00%, 02/02/29 (a)	145,000	137,894
5.50%, 01/15/30 (a)	80,000	82,200
Johnson & Johnson
4.50%, 03/01/27	150,000	151,560
2.95%, 03/03/27 (a)	185,000	182,282
0.95%, 09/01/27 (a)	275,000	258,775
2.90%, 01/15/28 (a)	290,000	283,330
4.55%, 03/01/28 (a)	150,000	152,591
4.80%, 06/01/29 (a)	185,000	190,315
6.95%, 09/01/29	80,000	89,274
4.70%, 03/01/30 (a)	215,000	220,194
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	110,000	108,024
Kellanova
3.40%, 11/15/27 (a)	150,000	147,795
4.30%, 05/15/28 (a)	95,000	95,592
2.10%, 06/01/30 (a)	80,000	71,859
Kenvue, Inc.
5.05%, 03/22/28 (a)	190,000	194,611
5.00%, 03/22/30 (a)	175,000	180,541
Keurig Dr. Pepper, Inc.
2.55%, 09/15/26 (a)	70,000	68,620
5.10%, 03/15/27 (a)	125,000	126,614
3.43%, 06/15/27 (a)	140,000	137,852
4.60%, 05/25/28 (a)	190,000	191,640
5.05%, 03/15/29 (a)	160,000	163,627
3.95%, 04/15/29 (a)	200,000	196,934
3.20%, 05/01/30 (a)	125,000	117,943
4.60%, 05/15/30 (a)	125,000	125,655
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	140,000	131,649
3.95%, 11/01/28 (a)	75,000	74,906
3.20%, 04/25/29 (a)	120,000	116,468
3.10%, 03/26/30 (a)	150,000	143,120
Kraft Heinz Foods Co.
3.88%, 05/15/27 (a)	200,000	198,486
4.63%, 01/30/29 (a)	75,000	75,803
3.75%, 04/01/30 (a)	125,000	121,088
Kroger Co.
2.65%, 10/15/26 (a)	145,000	142,110
3.70%, 08/01/27 (a)	140,000	138,803
4.50%, 01/15/29 (a)	115,000	116,053
2.20%, 05/01/30 (a)	76,000	68,778
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	135,000	133,529
2.95%, 12/01/29 (a)	100,000	94,110
4.35%, 04/01/30 (a)	75,000	74,514
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	140,000	137,683
2.50%, 04/15/30 (a)	75,000	68,789
McKesson Corp.
1.30%, 08/15/26 (a)	125,000	121,150
3.95%, 02/16/28 (a)	85,000	84,712
4.90%, 07/15/28 (a)	80,000	81,723
4.25%, 09/15/29 (a)	75,000	74,958
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	175,000	175,950
Merck & Co., Inc.
1.70%, 06/10/27 (a)	290,000	278,087
4.05%, 05/17/28 (a)	125,000	125,630
1.90%, 12/10/28 (a)	200,000	186,674
3.40%, 03/07/29 (a)	355,000	346,345
1.45%, 06/24/30 (a)	200,000	174,964
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	55,000	58,339
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	325,000	320,216
Mondelez International, Inc.
2.63%, 03/17/27 (a)	110,000	107,240
4.25%, 05/06/28 (a)	25,000	25,048
4.13%, 05/07/28 (a)	80,000	80,184
4.75%, 02/20/29 (a)	130,000	132,387
2.75%, 04/13/30 (a)	100,000	92,879
4.50%, 05/06/30 (a)	75,000	74,984
Mylan, Inc.
4.55%, 04/15/28 (a)	135,000	133,907
Novartis Capital Corp.
2.00%, 02/14/27 (a)	265,000	257,516
3.10%, 05/17/27 (a)	175,000	172,529
3.80%, 09/18/29 (a)	150,000	148,773
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	40,000	40,383
4.55%, 02/16/29 (a)	110,000	111,663
PepsiCo, Inc.
2.38%, 10/06/26 (a)	205,000	200,990
5.13%, 11/10/26 (a)	135,000	136,802
4.40%, 02/07/27	100,000	100,719
2.63%, 03/19/27 (a)	110,000	107,594
3.00%, 10/15/27 (a)	290,000	283,803
4.45%, 02/07/28 (a)	150,000	151,893
3.60%, 02/18/28 (a)	150,000	148,812
4.45%, 05/15/28 (a)	105,000	106,633
7.00%, 03/01/29	100,000	109,804
4.50%, 07/17/29 (a)	175,000	177,849
2.63%, 07/29/29 (a)	170,000	160,781
4.60%, 02/07/30 (a)	205,000	208,913
2.75%, 03/19/30 (a)	250,000	234,480
1.63%, 05/01/30 (a)	150,000	133,202
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	740,000	746,075
4.65%, 05/19/30 (a)	550,000	557,546
Pfizer, Inc.
3.00%, 12/15/26	310,000	305,772
3.60%, 09/15/28 (a)	195,000	193,146
3.45%, 03/15/29 (a)	325,000	318,367
2.63%, 04/01/30 (a)	225,000	209,542
1.70%, 05/28/30 (a)	175,000	155,083
Pharmacia LLC
6.60%, 12/01/28	130,000	139,666
Philip Morris International, Inc.
4.75%, 02/12/27	125,000	126,164
3.13%, 08/17/27 (a)	95,000	92,939
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.13%, 11/17/27 (a)	290,000	295,951
4.88%, 02/15/28 (a)	250,000	254,330
3.13%, 03/02/28 (a)	75,000	73,118
5.25%, 09/07/28 (a)	160,000	164,918
4.88%, 02/13/29 (a)	215,000	218,881
3.38%, 08/15/29 (a)	135,000	130,316
4.63%, 11/01/29 (a)	155,000	156,612
5.63%, 11/17/29 (a)	230,000	241,555
5.13%, 02/15/30 (a)	450,000	463,297
4.38%, 04/30/30 (a)	175,000	174,641
2.10%, 05/01/30 (a)	200,000	180,250
Polaris, Inc.
6.95%, 03/15/29 (a)	90,000	94,645
Procter & Gamble Co.
2.45%, 11/03/26	175,000	171,757
1.90%, 02/01/27	150,000	145,439
2.80%, 03/25/27	130,000	127,622
2.85%, 08/11/27	125,000	122,335
3.95%, 01/26/28	120,000	120,724
4.35%, 01/29/29	135,000	136,936
4.15%, 10/24/29	125,000	125,969
3.00%, 03/25/30	250,000	238,667
4.05%, 05/01/30	100,000	100,096
Providence St. Joseph Health Obligated Group
2.75%, 10/01/26 (a)	80,000	78,337
2.53%, 10/01/29 (a)	140,000	129,496
Quest Diagnostics, Inc.
4.60%, 12/15/27 (a)	75,000	75,720
4.20%, 06/30/29 (a)	95,000	94,638
4.63%, 12/15/29 (a)	100,000	101,027
2.95%, 06/30/30 (a)	140,000	130,393
Revvity, Inc.
1.90%, 09/15/28 (a)	90,000	83,372
3.30%, 09/15/29 (a)	180,000	170,588
Royalty Pharma PLC
1.75%, 09/02/27 (a)	175,000	165,800
5.15%, 09/02/29 (a)	125,000	127,605
Rush Obligated Group
3.92%, 11/15/29 (a)	50,000	49,154
Sanofi SA
3.63%, 06/19/28 (a)	160,000	158,400
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	320,000	315,981
Smith & Nephew PLC
5.15%, 03/20/27 (a)	75,000	75,978
Solventum Corp.
5.45%, 02/25/27 (a)	210,000	213,492
5.40%, 03/01/29 (a)	180,000	185,434
SSM Health Care Corp.
3.82%, 06/01/27 (a)	150,000	148,952
Stryker Corp.
4.70%, 02/10/28 (a)	100,000	101,364
3.65%, 03/07/28 (a)	130,000	128,365
4.85%, 12/08/28 (a)	95,000	96,923
4.25%, 09/11/29 (a)	195,000	194,862
4.85%, 02/10/30 (a)	185,000	188,807
1.95%, 06/15/30 (a)	160,000	142,798
Sutter Health
3.70%, 08/15/28 (a)	75,000	73,902
Sysco Corp.
3.30%, 07/15/26 (a)	230,000	227,373
3.25%, 07/15/27 (a)	100,000	98,137
5.75%, 01/17/29 (a)	120,000	125,300
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.40%, 02/15/30 (a)	100,000	91,521
5.95%, 04/01/30 (a)	150,000	158,906
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	275,000	280,230
2.05%, 03/31/30 (a)	475,000	425,643
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	145,000	146,128
5.00%, 12/05/26 (a)	185,000	187,031
4.80%, 11/21/27 (a)	135,000	137,218
1.75%, 10/15/28 (a)	120,000	111,198
5.00%, 01/31/29 (a)	150,000	154,013
2.60%, 10/01/29 (a)	150,000	140,709
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	270,000	266,409
4.35%, 03/01/29 (a)	240,000	238,550
5.40%, 03/15/29 (a)	100,000	103,103
Unilever Capital Corp.
2.00%, 07/28/26	120,000	117,300
2.90%, 05/05/27 (a)	195,000	191,470
4.25%, 08/12/27 (a)	155,000	155,773
3.50%, 03/22/28 (a)	225,000	222,235
4.88%, 09/08/28 (a)	150,000	153,786
2.13%, 09/06/29 (a)	170,000	156,781
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	155,000	149,755
4.63%, 10/15/29 (a)	100,000	98,926
Viatris, Inc.
2.30%, 06/22/27 (a)	205,000	195,443
2.70%, 06/22/30 (a)	240,000	213,972
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28 (a)	95,000	97,982
5.05%, 02/19/30 (a)	150,000	153,786
Zoetis, Inc.
3.00%, 09/12/27 (a)	175,000	170,860
3.90%, 08/20/28 (a)	50,000	49,654
2.00%, 05/15/30 (a)	100,000	89,875
		64,622,715
Energy 5.5%
APA Corp.
4.25%, 01/15/30 (a)(d)	80,000	76,551
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	125,000	121,225
3.34%, 12/15/27 (a)	270,000	264,740
3.14%, 11/07/29 (a)	75,000	71,606
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	100,000	100,056
4.80%, 05/03/29 (a)	90,000	91,054
BP Capital Markets America, Inc.
3.02%, 01/16/27 (a)	165,000	162,264
3.54%, 04/06/27 (a)	105,000	104,019
3.59%, 04/14/27 (a)	100,000	99,052
5.02%, 11/17/27 (a)	150,000	152,841
3.94%, 09/21/28 (a)	205,000	203,487
4.23%, 11/06/28 (a)	370,000	370,433
4.70%, 04/10/29 (a)	220,000	223,406
4.97%, 10/17/29 (a)	155,000	159,010
4.87%, 11/25/29 (a)	125,000	127,779
3.63%, 04/06/30 (a)	250,000	242,762
BP Capital Markets PLC
3.28%, 09/19/27 (a)	285,000	279,822
3.72%, 11/28/28 (a)	150,000	147,675
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	235,000	232,730
5.00%, 12/15/29 (a)(d)	150,000	151,406
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	75,000	74,863
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	225,000	227,254
3.70%, 11/15/29 (a)	225,000	217,170
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	245,000	242,383
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	255,000	254,681
Chevron Corp.
2.00%, 05/11/27 (a)	175,000	169,104
2.24%, 05/11/30 (a)	275,000	251,309
Chevron USA, Inc.
4.41%, 02/26/27	150,000	151,317
1.02%, 08/12/27 (a)	160,000	150,627
3.85%, 01/15/28 (a)	115,000	114,832
4.48%, 02/26/28 (a)	200,000	202,456
3.25%, 10/15/29 (a)	115,000	111,597
4.69%, 04/15/30 (a)	150,000	153,125
ConocoPhillips Co.
6.95%, 04/15/29	125,000	137,166
4.70%, 01/15/30 (a)	250,000	253,547
Continental Resources, Inc.
4.38%, 01/15/28 (a)	200,000	197,298
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	125,000	123,535
4.38%, 03/15/29 (a)	100,000	99,095
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	105,000	107,344
5.13%, 05/15/29 (a)	110,000	111,777
Devon Energy Corp.
5.25%, 10/15/27 (a)	95,000	95,192
5.88%, 06/15/28 (a)(d)	50,000	50,023
4.50%, 01/15/30 (a)	100,000	98,916
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	60,000	59,153
5.20%, 04/18/27 (a)	190,000	192,749
3.50%, 12/01/29 (a)	195,000	186,609
5.15%, 01/30/30 (a)	200,000	204,578
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	85,000	80,302
Enbridge, Inc.
1.60%, 10/04/26 (a)	155,000	149,888
5.90%, 11/15/26 (a)	170,000	173,288
4.25%, 12/01/26 (a)	115,000	114,870
3.70%, 07/15/27 (a)	100,000	98,772
4.60%, 06/20/28 (a)	70,000	70,536
6.00%, 11/15/28 (a)	150,000	157,597
5.30%, 04/05/29 (a)	205,000	210,730
3.13%, 11/15/29 (a)	150,000	141,779
4.90%, 06/20/30 (a)	110,000	111,136
7.38%, 03/15/55 (a)(b)	120,000	124,805
Energy Transfer LP
3.90%, 07/15/26 (a)	115,000	114,347
6.05%, 12/01/26 (a)	200,000	204,266
4.40%, 03/15/27 (a)	120,000	120,050
4.20%, 04/15/27 (a)	100,000	99,694
5.50%, 06/01/27 (a)	205,000	208,807
4.00%, 10/01/27 (a)	145,000	144,046
5.55%, 02/15/28 (a)	200,000	205,844
4.95%, 05/15/28 (a)	185,000	187,690
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 06/15/28 (a)	180,000	182,626
6.10%, 12/01/28 (a)	105,000	110,372
5.25%, 04/15/29 (a)	225,000	230,512
5.25%, 07/01/29 (a)	150,000	153,774
4.15%, 09/15/29 (a)	100,000	98,637
5.20%, 04/01/30 (a)	175,000	178,908
3.75%, 05/15/30 (a)	300,000	287,985
Eni USA, Inc.
7.30%, 11/15/27	100,000	106,486
Enterprise Products Operating LLC
4.60%, 01/11/27 (a)	85,000	85,540
3.95%, 02/15/27 (a)	100,000	99,690
4.30%, 06/20/28 (a)	90,000	90,428
4.15%, 10/16/28 (a)	225,000	225,067
3.13%, 07/31/29 (a)	280,000	267,896
2.80%, 01/31/30 (a)	235,000	220,392
5.25%, 08/16/77 (a)(b)	195,000	193,105
5.38%, 02/15/78 (a)(b)	130,000	128,051
EOG Resources, Inc.
4.40%, 07/15/28 (a)	90,000	90,567
4.38%, 04/15/30 (a)	125,000	125,046
EQT Corp.
7.50%, 06/01/27 (a)(d)	75,000	76,481
6.50%, 07/01/27 (a)(d)	75,000	76,784
3.90%, 10/01/27 (a)	220,000	217,197
5.70%, 04/01/28 (a)	75,000	77,155
4.50%, 01/15/29 (a)(d)	130,000	128,513
5.00%, 01/15/29 (a)	45,000	45,396
6.38%, 04/01/29 (a)(d)	130,000	134,091
7.00%, 02/01/30 (a)(g)	100,000	108,395
7.50%, 06/01/30 (a)(d)	100,000	109,960
Expand Energy Corp.
5.38%, 02/01/29 (a)	160,000	160,262
5.38%, 03/15/30 (a)	150,000	150,563
Exxon Mobil Corp.
2.28%, 08/16/26 (a)	185,000	181,437
3.29%, 03/19/27 (a)	190,000	188,664
2.44%, 08/16/29 (a)	230,000	216,888
3.48%, 03/19/30 (a)	375,000	364,669
Halliburton Co.
2.92%, 03/01/30 (a)	175,000	162,955
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)(d)	75,000	74,399
4.85%, 12/01/29 (a)(d)	75,000	71,816
Hess Corp.
4.30%, 04/01/27 (a)	175,000	174,716
7.88%, 10/01/29	85,000	95,754
HF Sinclair Corp.
5.00%, 02/01/28 (a)	100,000	100,045
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	95,000	91,916
4.30%, 03/01/28 (a)	250,000	250,240
5.00%, 02/01/29 (a)	220,000	223,588
5.10%, 08/01/29 (a)	100,000	102,239
5.15%, 06/01/30 (a)	210,000	214,584
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	135,000	136,212
3.80%, 04/01/28 (a)	110,000	108,543
5.15%, 03/01/30 (a)	200,000	204,018
MPLX LP
4.13%, 03/01/27 (a)	215,000	213,957
4.25%, 12/01/27 (a)	155,000	154,533
4.00%, 03/15/28 (a)	250,000	247,572
4.80%, 02/15/29 (a)	100,000	100,980
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Fuel Gas Co.
5.50%, 10/01/26	100,000	101,137
4.75%, 09/01/28 (a)	70,000	70,142
5.50%, 03/15/30 (a)	75,000	77,140
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	110,000	109,297
NOV, Inc.
3.60%, 12/01/29 (a)	50,000	48,000
Occidental Petroleum Corp.
8.50%, 07/15/27 (a)	105,000	111,272
5.00%, 08/01/27 (a)	110,000	111,084
6.38%, 09/01/28 (a)	115,000	119,708
5.20%, 08/01/29 (a)	220,000	220,873
ONEOK, Inc.
4.85%, 07/15/26 (a)	80,000	80,156
5.55%, 11/01/26 (a)	180,000	182,498
4.00%, 07/13/27 (a)	110,000	109,354
4.25%, 09/24/27 (a)	150,000	149,862
4.55%, 07/15/28 (a)	145,000	145,526
5.65%, 11/01/28 (a)	120,000	124,394
4.35%, 03/15/29 (a)	165,000	163,876
5.38%, 06/01/29 (a)	105,000	107,324
3.40%, 09/01/29 (a)	155,000	148,099
4.40%, 10/15/29 (a)	120,000	119,120
3.10%, 03/15/30 (a)	125,000	116,949
3.25%, 06/01/30 (a)	90,000	84,406
Ovintiv, Inc.
5.65%, 05/15/28 (a)	145,000	149,173
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	80,000	77,506
5.15%, 11/15/29 (a)	80,000	78,848
Phillips 66
3.90%, 03/15/28 (a)	170,000	168,371
Phillips 66 Co.
3.55%, 10/01/26 (a)	80,000	79,171
4.95%, 12/01/27 (a)	120,000	121,919
3.75%, 03/01/28 (a)	100,000	98,585
3.15%, 12/15/29 (a)	100,000	94,835
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	150,000	150,243
3.55%, 12/15/29 (a)	200,000	191,256
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	203,000	204,161
5.00%, 03/15/27 (a)	290,000	291,769
4.20%, 03/15/28 (a)	270,000	268,796
4.50%, 05/15/30 (a)	305,000	304,549
Schlumberger Investment SA
2.65%, 06/26/30 (a)	80,000	73,659
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	185,000	172,118
2.75%, 04/06/30 (a)	250,000	234,612
Shell International Finance BV
2.50%, 09/12/26	200,000	196,628
3.88%, 11/13/28 (a)	275,000	274,257
2.38%, 11/07/29 (a)	85,000	79,811
2.75%, 04/06/30 (a)	75,000	70,418
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)(d)	100,000	100,759
5.03%, 10/01/29 (a)(d)	205,000	205,771
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	100,000	98,648
Targa Resources Corp.
5.20%, 07/01/27 (a)	125,000	126,704
6.15%, 03/01/29 (a)	200,000	210,510
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	145,000	145,106
5.00%, 01/15/28 (a)	155,000	155,143
6.88%, 01/15/29 (a)	150,000	153,102
5.50%, 03/01/30 (a)	100,000	101,476
TC PipeLines LP
3.90%, 05/25/27 (a)	100,000	98,919
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	60,000	62,546
7.00%, 10/15/28	75,000	80,755
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	235,000	229,922
2.83%, 01/10/30 (a)	250,000	236,922
TotalEnergies Capital SA
3.88%, 10/11/28	195,000	194,107
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	255,000	254,383
4.10%, 04/15/30 (a)	245,000	240,142
7.00%, 06/01/65 (a)(b)	140,000	140,518
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	75,000	74,336
3.25%, 05/15/30 (a)	100,000	94,390
Valero Energy Corp.
3.40%, 09/15/26 (a)	5,000	4,944
2.15%, 09/15/27 (a)	75,000	71,576
4.35%, 06/01/28 (a)	145,000	145,088
4.00%, 04/01/29 (a)	75,000	73,712
5.15%, 02/15/30 (a)	125,000	127,620
Valero Energy Partners LP
4.50%, 03/15/28 (a)	110,000	110,314
Western Midstream Operating LP
4.65%, 07/01/26 (a)	100,000	99,813
4.50%, 03/01/28 (a)	50,000	49,744
4.75%, 08/15/28 (a)	70,000	70,095
6.35%, 01/15/29 (a)	100,000	104,757
4.05%, 02/01/30 (a)(e)	205,000	197,360
Williams Cos., Inc.
3.75%, 06/15/27 (a)	210,000	207,696
5.30%, 08/15/28 (a)	205,000	210,769
4.90%, 03/15/29 (a)	185,000	187,640
4.63%, 06/30/30 (a)	150,000	150,174
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	100,000	100,688
5.40%, 05/19/30 (a)	200,000	202,912
		29,177,632
Industrial Other 0.1%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	240,000	238,346
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	50,000	52,606
Leland Stanford Junior University
1.29%, 06/01/27 (a)	50,000	47,750
MasTec, Inc.
5.90%, 06/15/29 (a)	100,000	103,598
Quanta Services, Inc.
4.75%, 08/09/27 (a)	100,000	100,876
Yale University
1.48%, 04/15/30 (a)	185,000	163,990
		707,166
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Technology 9.3%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	150,000	149,636
4.05%, 10/04/29 (a)	225,000	223,659
Adobe, Inc.
2.15%, 02/01/27 (a)	155,000	150,747
4.85%, 04/04/27 (a)	120,000	121,808
4.75%, 01/17/28 (a)	125,000	127,296
4.80%, 04/04/29 (a)	145,000	148,744
4.95%, 01/17/30 (a)	150,000	155,082
2.30%, 02/01/30 (a)	250,000	230,737
Advanced Micro Devices, Inc.
4.21%, 09/24/26	100,000	100,358
4.32%, 03/24/28 (a)	60,000	60,505
Alphabet, Inc.
2.00%, 08/15/26 (a)	395,000	386,468
0.80%, 08/15/27 (a)	200,000	187,838
Amdocs Ltd.
2.54%, 06/15/30 (a)	110,000	99,618
Analog Devices, Inc.
3.50%, 12/05/26 (a)	200,000	198,380
4.25%, 06/15/28 (a)	160,000	160,762
1.70%, 10/01/28 (a)	175,000	162,323
4.50%, 06/15/30 (a)	120,000	120,986
Apple, Inc.
2.45%, 08/04/26 (a)	515,000	506,348
2.05%, 09/11/26 (a)	310,000	302,916
3.35%, 02/09/27 (a)	445,000	440,746
3.20%, 05/11/27 (a)	355,000	350,584
3.00%, 06/20/27 (a)	220,000	216,280
2.90%, 09/12/27 (a)	410,000	401,398
3.00%, 11/13/27 (a)	200,000	196,282
1.20%, 02/08/28 (a)	435,000	406,207
4.00%, 05/10/28 (a)	320,000	321,158
4.00%, 05/12/28 (a)	300,000	300,690
1.40%, 08/05/28 (a)	450,000	417,087
3.25%, 08/08/29 (a)	195,000	189,534
2.20%, 09/11/29 (a)	35,000	32,506
1.65%, 05/11/30 (a)	425,000	378,624
4.20%, 05/12/30 (a)	300,000	301,479
Applied Materials, Inc.
3.30%, 04/01/27 (a)	190,000	187,676
4.80%, 06/15/29 (a)	100,000	102,298
1.75%, 06/01/30 (a)	120,000	106,736
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	110,000	107,979
5.15%, 08/21/29 (a)	100,000	101,659
Atlassian Corp.
5.25%, 05/15/29 (a)	110,000	112,976
Autodesk, Inc.
3.50%, 06/15/27 (a)	125,000	123,524
2.85%, 01/15/30 (a)	95,000	88,949
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	220,000	206,989
Avnet, Inc.
6.25%, 03/15/28 (a)	75,000	77,963
Baidu, Inc.
3.63%, 07/06/27	200,000	197,644
4.88%, 11/14/28 (a)	200,000	203,556
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	510,000	506,950
3.50%, 01/15/28 (a)	135,000	132,559
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broadcom, Inc.
3.46%, 09/15/26 (a)	115,000	113,936
5.05%, 07/12/27 (a)	285,000	289,329
1.95%, 02/15/28 (a)(d)	165,000	155,706
4.15%, 02/15/28 (a)	100,000	99,757
4.80%, 04/15/28 (a)	220,000	223,291
4.11%, 09/15/28 (a)	265,000	264,022
4.75%, 04/15/29 (a)	345,000	349,533
5.05%, 07/12/29 (a)	435,000	445,653
4.35%, 02/15/30 (a)	330,000	328,921
5.00%, 04/15/30 (a)	100,000	102,215
5.05%, 04/15/30 (a)	120,000	122,933
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	180,000	168,755
Cadence Design Systems, Inc.
4.20%, 09/10/27	110,000	110,285
4.30%, 09/10/29 (a)	175,000	175,210
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	195,000	190,187
4.25%, 04/01/28 (a)	120,000	119,107
3.28%, 12/01/28 (a)	105,000	100,656
3.25%, 02/15/29 (a)	125,000	118,531
5.10%, 03/01/30 (a)	100,000	100,921
CGI, Inc.
1.45%, 09/14/26 (a)	135,000	130,444
4.95%, 03/14/30 (a)(d)	125,000	126,341
Cisco Systems, Inc.
2.50%, 09/20/26 (a)	250,000	245,640
4.80%, 02/26/27 (a)	365,000	369,562
4.55%, 02/24/28 (a)	230,000	233,160
4.85%, 02/26/29 (a)	450,000	461,290
4.75%, 02/24/30 (a)	200,000	204,568
Concentrix Corp.
6.65%, 08/02/26 (a)	185,000	188,422
6.60%, 08/02/28 (a)	140,000	146,959
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (a)	345,000	346,725
6.10%, 07/15/27 (a)(c)	160,000	165,408
5.25%, 02/01/28 (a)	200,000	204,910
4.75%, 04/01/28 (a)	100,000	101,219
5.30%, 10/01/29 (a)	370,000	380,882
4.35%, 02/01/30 (a)	150,000	148,809
5.00%, 04/01/30 (a)	175,000	177,907
Dell, Inc.
7.10%, 04/15/28	50,000	53,453
DXC Technology Co.
1.80%, 09/15/26 (a)	160,000	154,656
2.38%, 09/15/28 (a)	125,000	116,398
Equifax, Inc.
5.10%, 12/15/27 (a)	155,000	157,530
5.10%, 06/01/28 (a)	165,000	168,216
4.80%, 09/15/29 (a)	100,000	100,914
3.10%, 05/15/30 (a)	100,000	93,552
Equinix, Inc.
2.90%, 11/18/26 (a)	155,000	151,974
1.80%, 07/15/27 (a)	85,000	81,013
1.55%, 03/15/28 (a)	100,000	93,209
2.00%, 05/15/28 (a)	75,000	70,243
3.20%, 11/18/29 (a)	235,000	223,053
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	90,000	87,894
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	150,000	140,034
3.75%, 05/21/29 (a)	110,000	106,996
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fiserv, Inc.
3.20%, 07/01/26 (a)	300,000	296,676
5.15%, 03/15/27 (a)	180,000	182,462
2.25%, 06/01/27 (a)	215,000	207,140
5.45%, 03/02/28 (a)	185,000	190,156
5.38%, 08/21/28 (a)	120,000	123,478
4.20%, 10/01/28 (a)	215,000	214,037
3.50%, 07/01/29 (a)	540,000	520,333
4.75%, 03/15/30 (a)	135,000	136,143
2.65%, 06/01/30 (a)	170,000	155,829
Flex Ltd.
6.00%, 01/15/28 (a)	95,000	98,114
4.88%, 06/15/29 (a)	140,000	140,959
4.88%, 05/12/30 (a)	100,000	100,452
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	75,000	77,842
Global Payments, Inc.
2.15%, 01/15/27 (a)	100,000	96,797
4.95%, 08/15/27 (a)	90,000	91,092
4.45%, 06/01/28 (a)	80,000	79,956
3.20%, 08/15/29 (a)	200,000	189,198
5.30%, 08/15/29 (a)	100,000	101,842
2.90%, 05/15/30 (a)	175,000	161,067
Hewlett Packard Enterprise Co.
4.45%, 09/25/26	200,000	200,374
4.40%, 09/25/27 (a)	200,000	200,276
5.25%, 07/01/28 (a)	75,000	76,956
4.55%, 10/15/29 (a)	380,000	378,229
HP, Inc.
3.00%, 06/17/27 (a)	160,000	156,242
4.75%, 01/15/28 (a)	180,000	182,140
4.00%, 04/15/29 (a)	195,000	191,004
5.40%, 04/25/30 (a)	75,000	77,072
3.40%, 06/17/30 (a)	90,000	84,580
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (a)	100,000	100,634
4.60%, 02/05/29 (a)	125,000	126,288
Intel Corp.
3.75%, 03/25/27 (a)	190,000	188,127
3.15%, 05/11/27 (a)	205,000	200,877
3.75%, 08/05/27 (a)	250,000	246,757
4.88%, 02/10/28 (a)	300,000	303,996
1.60%, 08/12/28 (a)	210,000	193,045
4.00%, 08/05/29 (a)	150,000	146,939
2.45%, 11/15/29 (a)	380,000	347,586
5.13%, 02/10/30 (a)	200,000	204,618
3.90%, 03/25/30 (a)	285,000	276,535
International Business Machines Corp.
2.20%, 02/09/27 (a)	135,000	130,957
1.70%, 05/15/27 (a)	210,000	200,840
4.15%, 07/27/27 (a)	175,000	175,070
6.22%, 08/01/27	75,000	78,143
6.50%, 01/15/28	75,000	79,358
4.50%, 02/06/28 (a)	220,000	222,061
4.65%, 02/10/28 (a)	200,000	202,366
3.50%, 05/15/29	580,000	563,899
4.80%, 02/10/30 (a)	200,000	203,290
1.95%, 05/15/30 (a)	200,000	178,474
Intuit, Inc.
1.35%, 07/15/27 (a)	175,000	166,021
5.13%, 09/15/28 (a)	150,000	154,838
Jabil, Inc.
4.25%, 05/15/27 (a)	105,000	104,751
3.95%, 01/12/28 (a)	80,000	79,185
5.45%, 02/01/29 (a)	55,000	56,459
3.60%, 01/15/30 (a)	100,000	95,628
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	100,000	97,273
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	160,000	160,670
3.00%, 10/30/29 (a)	100,000	94,122
KLA Corp.
4.10%, 03/15/29 (a)	165,000	164,868
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	100,000	96,957
2.70%, 10/15/28 (a)	120,000	113,414
Lam Research Corp.
4.00%, 03/15/29 (a)	205,000	203,711
1.90%, 06/15/30 (a)	120,000	107,172
Leidos, Inc.
4.38%, 05/15/30 (a)	125,000	123,315
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	130,000	123,643
4.88%, 06/22/28 (a)	110,000	111,405
5.75%, 02/15/29 (a)	115,000	119,714
Mastercard, Inc.
2.95%, 11/21/26 (a)	135,000	133,156
3.30%, 03/26/27 (a)	200,000	197,956
4.10%, 01/15/28 (a)	145,000	145,602
3.50%, 02/26/28 (a)	95,000	93,893
4.88%, 03/09/28 (a)	150,000	153,531
4.55%, 03/15/28 (a)	85,000	86,210
2.95%, 06/01/29 (a)	170,000	163,358
3.35%, 03/26/30 (a)	285,000	274,991
Microchip Technology, Inc.
4.90%, 03/15/28	200,000	202,448
5.05%, 03/15/29 (a)	180,000	182,898
5.05%, 02/15/30 (a)	200,000	202,998
Micron Technology, Inc.
5.38%, 04/15/28 (a)	120,000	123,352
5.33%, 02/06/29 (a)	140,000	143,347
6.75%, 11/01/29 (a)	230,000	248,743
4.66%, 02/15/30 (a)	150,000	150,027
Microsoft Corp.
2.40%, 08/08/26 (a)	650,000	639,151
3.40%, 09/15/26 (a)	205,000	203,770
3.30%, 02/06/27 (a)	680,000	673,377
3.40%, 06/15/27 (a)	125,000	124,301
Moody's Corp.
3.25%, 01/15/28 (a)	80,000	78,382
4.25%, 02/01/29 (a)	95,000	95,057
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	115,000	115,888
5.00%, 04/15/29 (a)	125,000	127,203
4.60%, 05/23/29 (a)	125,000	125,748
NetApp, Inc.
2.38%, 06/22/27 (a)	125,000	120,240
2.70%, 06/22/30 (a)	120,000	109,697
Nokia OYJ
4.38%, 06/12/27	110,000	109,604
NVIDIA Corp.
3.20%, 09/16/26 (a)	230,000	227,985
1.55%, 06/15/28 (a)	240,000	224,587
2.85%, 04/01/30 (a)	200,000	189,744
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	135,000	139,424
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27 (a)	75,000	73,461
4.40%, 06/01/27 (a)	135,000	135,313
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 06/18/29 (a)	205,000	203,202
3.40%, 05/01/30 (a)	150,000	142,152
Oracle Corp.
2.65%, 07/15/26 (a)	610,000	599,002
2.80%, 04/01/27 (a)	390,000	380,266
3.25%, 11/15/27 (a)	450,000	439,915
2.30%, 03/25/28 (a)	350,000	332,353
4.50%, 05/06/28 (a)	175,000	176,001
4.80%, 08/03/28 (a)	250,000	254,155
4.20%, 09/27/29 (a)	300,000	298,065
6.15%, 11/09/29 (a)	265,000	282,880
2.95%, 04/01/30 (a)	600,000	560,532
4.65%, 05/06/30 (a)	155,000	156,530
Paychex, Inc.
5.10%, 04/15/30 (a)	275,000	281,655
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	285,000	279,921
3.90%, 06/01/27 (a)	75,000	74,779
4.45%, 03/06/28 (a)	45,000	45,384
2.85%, 10/01/29 (a)	300,000	283,326
2.30%, 06/01/30 (a)	170,000	154,819
Qorvo, Inc.
4.38%, 10/15/29 (a)	160,000	155,720
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	155,000	153,120
1.30%, 05/20/28 (a)	195,000	181,299
2.15%, 05/20/30 (a)	200,000	182,022
4.50%, 05/20/30 (a)	100,000	101,096
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	148,929
4.75%, 03/27/30 (a)	125,000	126,753
3.00%, 05/22/30 (a)	100,000	94,316
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	140,000	138,929
1.40%, 09/15/27 (a)	165,000	155,313
4.20%, 09/15/28 (a)	170,000	169,619
2.95%, 09/15/29 (a)	105,000	99,259
4.50%, 10/15/29 (a)	100,000	100,266
2.00%, 06/30/30 (a)	100,000	88,920
S&P Global, Inc.
2.95%, 01/22/27 (a)	130,000	127,854
2.45%, 03/01/27 (a)	210,000	204,437
4.75%, 08/01/28 (a)	100,000	101,468
2.70%, 03/01/29 (a)	225,000	213,403
4.25%, 05/01/29 (a)	125,000	125,069
2.50%, 12/01/29 (a)	125,000	116,396
Salesforce, Inc.
3.70%, 04/11/28 (a)	300,000	298,128
1.50%, 07/15/28 (a)	180,000	167,362
Synopsys, Inc.
4.55%, 04/01/27	175,000	175,945
4.65%, 04/01/28 (a)	205,000	207,210
4.85%, 04/01/30 (a)	350,000	355,075
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	100,000	96,792
2.38%, 08/09/28 (a)	100,000	93,915
Texas Instruments, Inc.
1.13%, 09/15/26 (a)	90,000	87,000
4.60%, 02/08/27 (a)	100,000	100,952
2.90%, 11/03/27 (a)	100,000	97,691
4.60%, 02/15/28 (a)	150,000	152,418
4.60%, 02/08/29 (a)	100,000	101,804
2.25%, 09/04/29 (a)	190,000	176,419
1.75%, 05/04/30 (a)	125,000	111,525
4.50%, 05/23/30 (a)	100,000	101,131
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trimble, Inc.
4.90%, 06/15/28 (a)	135,000	137,128
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	240,000	232,243
3.88%, 04/22/27 (a)	150,000	149,285
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	105,000	102,879
4.63%, 02/01/30 (a)	70,000	70,966
VeriSign, Inc.
4.75%, 07/15/27 (a)	120,000	120,052
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	75,000	74,567
Visa, Inc.
1.90%, 04/15/27 (a)	50,000	48,311
0.75%, 08/15/27 (a)	75,000	70,418
2.75%, 09/15/27 (a)	155,000	151,468
2.05%, 04/15/30 (a)	275,000	250,382
VMware LLC
1.40%, 08/15/26 (a)	325,000	314,509
3.90%, 08/21/27 (a)	290,000	287,683
1.80%, 08/15/28 (a)	145,000	134,174
4.70%, 05/15/30 (a)	125,000	125,571
Western Digital Corp.
2.85%, 02/01/29 (a)	110,000	102,354
Workday, Inc.
3.50%, 04/01/27 (a)	175,000	172,835
3.70%, 04/01/29 (a)	105,000	102,632
Xilinx, Inc.
2.38%, 06/01/30 (a)	130,000	119,224
		48,902,640
Transportation 1.3%
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 04/01/28	64,486	63,306
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	139,866	136,509
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	14,340	13,938
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	59,567	57,768
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	91,050	87,230
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	14,957	14,077
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	101,475	97,568
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	62,114	58,855
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	75,000	74,000
Canadian National Railway Co.
6.90%, 07/15/28	100,000	107,625
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	195,000	188,286
4.00%, 06/01/28 (a)	100,000	99,477
2.88%, 11/15/29 (a)	140,000	131,579
4.80%, 03/30/30 (a)	110,000	111,834
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	120,000	119,389
CSX Corp.
2.60%, 11/01/26 (a)	135,000	132,146
3.25%, 06/01/27 (a)	180,000	177,151
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 03/01/28 (a)	175,000	173,523
4.25%, 03/15/29 (a)	205,000	205,129
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	105,155	99,613
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	75,000	74,622
4.95%, 07/10/28 (a)	180,000	181,060
3.75%, 10/28/29 (a)	105,000	100,506
FedEx Corp.
3.40%, 02/15/28 (a)(d)	75,000	73,241
3.10%, 08/05/29 (a)	75,000	71,116
3.10%, 08/05/29 (a)(d)	115,000	108,860
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	90,000	87,066
6.25%, 05/06/29 (a)	120,000	125,438
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	150,000	152,232
Kirby Corp.
4.20%, 03/01/28 (a)	105,000	104,106
Norfolk Southern Corp.
7.80%, 05/15/27	75,000	79,970
3.15%, 06/01/27 (a)	65,000	63,790
3.80%, 08/01/28 (a)	75,000	74,235
2.55%, 11/01/29 (a)	75,000	69,721
Ryder System, Inc.
1.75%, 09/01/26 (a)	40,000	38,815
2.90%, 12/01/26 (a)	95,000	92,930
2.85%, 03/01/27 (a)	110,000	107,318
4.30%, 06/15/27 (a)	50,000	50,036
5.65%, 03/01/28 (a)	120,000	124,061
5.25%, 06/01/28 (a)	155,000	159,045
5.38%, 03/15/29 (a)	120,000	123,498
5.50%, 06/01/29 (a)	40,000	41,403
4.95%, 09/01/29 (a)	65,000	66,163
4.90%, 12/01/29 (a)	70,000	71,077
5.00%, 03/15/30 (a)	75,000	76,060
4.85%, 06/15/30 (a)	60,000	60,607
Southwest Airlines Co.
3.00%, 11/15/26 (a)	60,000	58,811
5.13%, 06/15/27 (a)	300,000	302,760
3.45%, 11/16/27 (a)	90,000	87,723
2.63%, 02/10/30 (a)	100,000	91,231
Union Pacific Corp.
2.15%, 02/05/27 (a)	80,000	77,702
3.00%, 04/15/27 (a)	75,000	73,653
3.95%, 09/10/28 (a)	225,000	223,987
6.63%, 02/01/29	65,000	70,289
3.70%, 03/01/29 (a)	175,000	172,195
2.40%, 02/05/30 (a)	130,000	120,063
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	42,494	41,942
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	105,745	101,035
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	68,599	64,723
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	68,029	64,440
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	228,560	232,937
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	90,000	87,976
3.05%, 11/15/27 (a)	155,000	151,655
3.40%, 03/15/29 (a)	145,000	141,453
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 09/01/29 (a)	105,000	98,134
4.45%, 04/01/30 (a)	100,000	101,210
		6,889,898
		260,007,820

Utility 6.4%
Electric 5.7%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	75,000	74,146
5.45%, 05/15/29 (a)	125,000	129,276
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	80,000	78,818
AES Corp.
5.45%, 06/01/28 (a)	125,000	127,806
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	99,558
Ameren Corp.
5.70%, 12/01/26 (a)	160,000	162,686
1.95%, 03/15/27 (a)	105,000	101,255
1.75%, 03/15/28 (a)	80,000	74,740
5.00%, 01/15/29 (a)	100,000	101,880
Ameren Illinois Co.
3.80%, 05/15/28 (a)	75,000	74,492
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	130,000	134,176
3.20%, 11/13/27 (a)	125,000	122,064
4.30%, 12/01/28 (a)	140,000	140,147
5.20%, 01/15/29 (a)	150,000	153,930
2.30%, 03/01/30 (a)	100,000	90,347
7.05%, 12/15/54 (a)(b)	50,000	51,980
3.88%, 02/15/62 (a)(b)	135,000	129,715
Arizona Public Service Co.
2.95%, 09/15/27 (a)	85,000	82,399
2.60%, 08/15/29 (a)	75,000	70,072
Avangrid, Inc.
3.80%, 06/01/29 (a)	125,000	122,154
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	125,000	122,396
Black Hills Corp.
3.15%, 01/15/27 (a)	85,000	83,263
5.95%, 03/15/28 (a)	75,000	77,766
3.05%, 10/15/29 (a)	75,000	70,304
2.50%, 06/15/30 (a)	70,000	63,022
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	130,000	127,211
3.00%, 02/01/27 (a)	55,000	53,929
5.20%, 10/01/28 (a)	70,000	72,217
4.80%, 03/15/30 (a)	100,000	101,841
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	150,000	155,295
2.95%, 03/01/30 (a)	75,000	69,918
7.00%, 02/15/55 (a)(b)	110,000	114,377
6.70%, 05/15/55 (a)(b)	75,000	75,902
CMS Energy Corp.
3.45%, 08/15/27 (a)	140,000	137,598
4.75%, 06/01/50 (a)(b)	90,000	87,232
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	85,000	82,981
3.70%, 08/15/28 (a)	120,000	118,609
2.20%, 03/01/30 (a)	75,000	68,305
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	130,000	128,268
4.65%, 01/01/29 (a)	100,000	101,309
4.95%, 01/15/30 (a)	115,000	117,744
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	95,000	92,997
3.80%, 05/15/28 (a)	125,000	124,197
3.35%, 04/01/30 (a)	100,000	96,118
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	160,000	165,634
Consumers Energy Co.
4.65%, 03/01/28 (a)	75,000	76,003
4.90%, 02/15/29 (a)	100,000	102,250
4.60%, 05/30/29 (a)	100,000	101,184
4.70%, 01/15/30 (a)	105,000	106,679
Dominion Energy, Inc.
2.85%, 08/15/26 (a)	75,000	73,714
3.60%, 03/15/27 (a)	50,000	49,501
4.60%, 05/15/28 (a)	100,000	100,765
4.25%, 06/01/28 (a)	85,000	84,935
3.38%, 04/01/30 (a)	250,000	237,830
5.00%, 06/15/30 (a)	150,000	153,129
6.88%, 02/01/55 (a)(b)	230,000	241,695
DTE Electric Co.
4.85%, 12/01/26	100,000	101,209
1.90%, 04/01/28 (a)	150,000	141,595
2.25%, 03/01/30 (a)	100,000	91,471
DTE Energy Co.
2.85%, 10/01/26 (a)	100,000	98,245
4.95%, 07/01/27 (a)	200,000	202,438
4.88%, 06/01/28 (a)	140,000	142,108
5.10%, 03/01/29 (a)	225,000	229,621
3.40%, 06/15/29 (a)	115,000	110,475
2.95%, 03/01/30 (a)	75,000	70,054
5.20%, 04/01/30 (a)	200,000	204,840
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	125,000	123,116
3.95%, 11/15/28 (a)	135,000	134,802
6.00%, 12/01/28	50,000	52,836
2.45%, 08/15/29 (a)	115,000	107,325
2.45%, 02/01/30 (a)	100,000	92,495
4.85%, 03/15/30 (a)	75,000	76,697
Duke Energy Corp.
2.65%, 09/01/26 (a)	285,000	279,702
4.85%, 01/05/27	135,000	136,377
3.15%, 08/15/27 (a)	100,000	98,011
5.00%, 12/08/27 (a)	110,000	112,045
4.30%, 03/15/28 (a)	141,000	141,334
4.85%, 01/05/29 (a)	125,000	127,065
3.40%, 06/15/29 (a)	100,000	96,374
2.45%, 06/01/30 (a)	140,000	127,113
3.25%, 01/15/82 (a)(b)	85,000	81,733
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	145,000	143,206
3.80%, 07/15/28 (a)	110,000	109,119
2.50%, 12/01/29 (a)	80,000	74,313
1.75%, 06/15/30 (a)	80,000	70,683
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	100,000	98,160
2.13%, 06/01/30 (a)	70,000	63,091
Duke Energy Progress LLC
4.35%, 03/06/27	65,000	65,350
3.70%, 09/01/28 (a)	91,000	89,954
3.45%, 03/15/29 (a)	100,000	97,469
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Edison International
5.75%, 06/15/27 (a)	105,000	105,799
4.13%, 03/15/28 (a)	100,000	96,596
5.25%, 11/15/28 (a)	135,000	133,703
5.45%, 06/15/29 (a)	100,000	98,992
6.95%, 11/15/29 (a)	105,000	109,214
6.25%, 03/15/30 (a)	100,000	101,679
Enel Americas SA
4.00%, 10/25/26 (a)	100,000	99,369
Enel Chile SA
4.88%, 06/12/28 (a)	195,000	195,835
Entergy Arkansas LLC
4.00%, 06/01/28 (a)	95,000	94,745
Entergy Corp.
2.95%, 09/01/26 (a)	150,000	147,571
1.90%, 06/15/28 (a)	120,000	112,292
2.80%, 06/15/30 (a)	100,000	92,441
7.13%, 12/01/54 (a)(b)	200,000	207,112
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	110,000	107,602
3.25%, 04/01/28 (a)	85,000	83,024
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	80,000	77,171
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	65,000	64,291
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (a)	60,000	58,954
3.10%, 04/01/27 (a)	50,000	49,201
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	70,000	63,242
Evergy, Inc.
2.90%, 09/15/29 (a)	210,000	197,505
6.65%, 06/01/55 (a)(b)	90,000	91,391
Eversource Energy
1.40%, 08/15/26 (a)	95,000	91,858
5.00%, 01/01/27	60,000	60,587
2.90%, 03/01/27 (a)	120,000	117,221
4.60%, 07/01/27 (a)	145,000	145,783
3.30%, 01/15/28 (a)	120,000	116,968
5.45%, 03/01/28 (a)	205,000	210,404
5.95%, 02/01/29 (a)	125,000	130,770
4.25%, 04/01/29 (a)	110,000	109,113
Exelon Corp.
2.75%, 03/15/27 (a)	125,000	122,025
5.15%, 03/15/28 (a)	150,000	153,391
5.15%, 03/15/29 (a)	125,000	128,346
4.05%, 04/15/30 (a)	205,000	201,845
FirstEnergy Corp.
3.90%, 07/15/27 (a)(e)	295,000	291,902
2.65%, 03/01/30 (a)	100,000	91,858
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	100,000	100,104
Florida Power & Light Co.
3.30%, 05/30/27 (a)	50,000	49,256
5.05%, 04/01/28 (a)	200,000	204,976
4.40%, 05/15/28 (a)	125,000	126,041
5.15%, 06/15/29 (a)	180,000	186,347
Fortis, Inc.
3.06%, 10/04/26 (a)	190,000	186,743
Georgia Power Co.
5.00%, 02/23/27 (a)	50,000	50,749
3.25%, 03/30/27 (a)	75,000	73,994
4.65%, 05/16/28 (a)	145,000	147,076
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 09/15/29 (a)	150,000	140,757
4.55%, 03/15/30 (a)	100,000	101,069
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	99,056
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	120,000	119,120
3.60%, 04/01/29 (a)	85,000	82,733
2.30%, 06/01/30 (a)	70,000	63,114
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	100,000	96,187
ITC Holdings Corp.
3.35%, 11/15/27 (a)	110,000	107,728
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	75,000	73,841
3.65%, 04/15/29 (a)	155,000	152,157
Mississippi Power Co.
3.95%, 03/30/28 (a)	40,000	39,842
National Grid PLC
5.60%, 06/12/28 (a)	125,000	129,450
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26 (a)	120,000	122,046
3.05%, 04/25/27 (a)	70,000	68,713
5.10%, 05/06/27 (a)	75,000	76,232
3.40%, 02/07/28 (a)	200,000	196,136
4.75%, 02/07/28 (a)	130,000	131,823
4.80%, 03/15/28 (a)	140,000	142,282
5.05%, 09/15/28 (a)	105,000	107,449
3.90%, 11/01/28 (a)	130,000	128,803
4.85%, 02/07/29 (a)	75,000	76,490
3.70%, 03/15/29 (a)	100,000	98,081
5.15%, 06/15/29 (a)	75,000	77,303
4.95%, 02/07/30 (a)	100,000	102,333
2.40%, 03/15/30 (a)	115,000	105,899
7.13%, 09/15/53 (a)(b)	70,000	73,305
Nevada Power Co.
3.70%, 05/01/29 (a)	95,000	92,985
6.25%, 05/15/55 (a)(b)	80,000	79,797
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (a)	175,000	168,794
3.55%, 05/01/27 (a)	255,000	251,739
4.63%, 07/15/27 (a)	200,000	201,340
4.85%, 02/04/28	100,000	101,425
4.90%, 02/28/28 (a)	240,000	243,420
1.90%, 06/15/28 (a)	225,000	210,359
4.90%, 03/15/29 (a)	165,000	167,751
3.50%, 04/01/29 (a)	160,000	155,112
2.75%, 11/01/29 (a)	200,000	186,924
5.00%, 02/28/30 (a)	200,000	205,148
5.05%, 03/15/30 (a)	175,000	179,252
2.25%, 06/01/30 (a)	330,000	297,548
6.70%, 09/01/54 (a)(b)	190,000	196,032
4.80%, 12/01/77 (a)(b)	105,000	100,602
5.65%, 05/01/79 (a)(b)	100,000	99,447
3.80%, 03/15/82 (a)(b)	140,000	134,294
NSTAR Electric Co.
3.25%, 05/15/29 (a)	115,000	110,752
4.85%, 03/01/30 (a)	75,000	76,323
OGE Energy Corp.
5.45%, 05/15/29 (a)	75,000	77,822
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	99,033
3.30%, 03/15/30 (a)	75,000	71,666
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	165,000	165,827
3.70%, 11/15/28 (a)	50,000	49,235
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 03/15/29 (a)	80,000	83,810
4.65%, 11/01/29 (a)	150,000	151,728
2.75%, 05/15/30 (a)	125,000	116,064
Pacific Gas & Electric Co.
3.30%, 03/15/27 (a)	90,000	87,989
5.45%, 06/15/27 (a)	75,000	75,962
2.10%, 08/01/27 (a)	185,000	175,360
3.30%, 12/01/27 (a)	215,000	208,066
5.00%, 06/04/28 (a)	70,000	70,234
3.00%, 06/15/28 (a)	185,000	175,815
3.75%, 07/01/28	125,000	121,354
6.10%, 01/15/29 (a)	180,000	186,532
4.20%, 03/01/29 (a)	100,000	97,790
5.55%, 05/15/29 (a)	150,000	152,481
PacifiCorp
5.10%, 02/15/29 (a)	100,000	102,070
3.50%, 06/15/29 (a)	100,000	96,723
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	75,000	73,670
Public Service Co. of New Hampshire
4.40%, 07/01/28	60,000	60,350
Public Service Electric & Gas Co.
2.25%, 09/15/26 (a)	75,000	73,334
3.00%, 05/15/27 (a)	75,000	73,581
3.70%, 05/01/28 (a)	85,000	84,323
3.65%, 09/01/28 (a)	75,000	73,840
3.20%, 05/15/29 (a)	75,000	72,462
2.45%, 01/15/30 (a)	90,000	83,191
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	100,000	103,548
5.88%, 10/15/28 (a)	100,000	104,764
5.20%, 04/01/29 (a)	120,000	123,508
4.90%, 03/15/30 (a)	125,000	127,196
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	94,533
4.10%, 06/15/30 (a)	100,000	96,714
San Diego Gas & Electric Co.
4.95%, 08/15/28 (a)	130,000	132,772
Southern California Edison Co.
4.88%, 02/01/27 (a)	110,000	110,694
4.70%, 06/01/27 (a)	110,000	110,447
5.85%, 11/01/27 (a)	150,000	153,813
3.65%, 03/01/28 (a)	100,000	97,244
5.30%, 03/01/28 (a)	135,000	136,805
5.65%, 10/01/28 (a)	140,000	143,527
4.20%, 03/01/29 (a)	95,000	93,098
6.65%, 04/01/29	75,000	78,760
5.15%, 06/01/29 (a)	105,000	106,358
2.85%, 08/01/29 (a)	100,000	92,608
5.25%, 03/15/30 (a)	180,000	181,805
2.25%, 06/01/30 (a)	90,000	79,158
Southern Co.
3.25%, 07/01/26 (a)	340,000	336,406
5.11%, 08/01/27 (e)	140,000	142,272
1.75%, 03/15/28 (a)	85,000	79,726
4.85%, 06/15/28 (a)	130,000	132,306
5.50%, 03/15/29 (a)	200,000	208,284
3.70%, 04/30/30 (a)	150,000	145,176
3.75%, 09/15/51 (a)(b)	205,000	202,155
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	95,000	93,047
4.10%, 09/15/28 (a)	110,000	109,064
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	90,000	93,762
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tampa Electric Co.
4.90%, 03/01/29 (a)	125,000	127,660
Union Electric Co.
3.50%, 03/15/29 (a)	125,000	122,127
2.95%, 03/15/30 (a)	75,000	70,825
Virginia Electric & Power Co.
2.95%, 11/15/26 (a)	90,000	88,512
3.50%, 03/15/27 (a)	165,000	163,304
3.75%, 05/15/27 (a)	155,000	153,937
3.80%, 04/01/28 (a)	100,000	99,452
2.88%, 07/15/29 (a)	90,000	85,446
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	100,000	101,901
1.38%, 10/15/27 (a)	115,000	107,848
4.75%, 01/15/28 (a)	100,000	101,186
2.20%, 12/15/28 (a)	75,000	69,981
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	95,000	88,951
5.00%, 05/15/29 (a)	50,000	51,333
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	95,000	90,245
Wisconsin Public Service Corp.
4.55%, 12/01/29 (a)	60,000	60,772
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	100,000	98,631
1.75%, 03/15/27 (a)	100,000	95,763
4.75%, 03/21/28 (a)	75,000	75,796
4.00%, 06/15/28 (a)	125,000	124,077
2.60%, 12/01/29 (a)	125,000	115,810
3.40%, 06/01/30 (a)	100,000	94,941
		30,262,624
Natural Gas 0.6%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	105,000	102,995
2.63%, 09/15/29 (a)	105,000	98,382
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	180,000	184,376
NiSource, Inc.
3.49%, 05/15/27 (a)	225,000	221,699
5.25%, 03/30/28 (a)	230,000	235,465
5.20%, 07/01/29 (a)	55,000	56,481
2.95%, 09/01/29 (a)	100,000	94,370
3.60%, 05/01/30 (a)	200,000	192,188
6.95%, 11/30/54 (a)(b)	100,000	104,216
ONE Gas, Inc.
5.10%, 04/01/29 (a)	95,000	97,505
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	125,000	121,223
Sempra
5.40%, 08/01/26 (a)	110,000	111,079
3.25%, 06/15/27 (a)	135,000	132,285
3.40%, 02/01/28 (a)	175,000	170,896
3.70%, 04/01/29 (a)	100,000	97,522
4.13%, 04/01/52 (a)(b)	185,000	178,240
6.88%, 10/01/54 (a)(b)	200,000	202,360
6.63%, 04/01/55 (a)(b)	75,000	72,293
Southern California Gas Co.
2.95%, 04/15/27 (a)	130,000	127,465
2.55%, 02/01/30 (a)	100,000	91,981
Southwest Gas Corp.
5.80%, 12/01/27 (a)	20,000	20,660
5.45%, 03/23/28 (a)	95,000	97,254
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 04/01/28 (a)	50,000	49,084
2.20%, 06/15/30 (a)	70,000	62,997
		2,923,016
Utility Other 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (a)	104,000	101,511
3.75%, 09/01/28 (a)	100,000	98,724
3.45%, 06/01/29 (a)	125,000	121,300
2.80%, 05/01/30 (a)	100,000	93,029
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	125,000	126,403
3.57%, 05/01/29 (a)	85,000	82,526
2.70%, 04/15/30 (a)	75,000	69,165
United Utilities PLC
6.88%, 08/15/28	75,000	80,600
		773,258
		33,958,898
Total Corporates (Cost $515,176,938)		521,023,322

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (h)	1,546,721	1,546,721
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (h)(i)	780,715	780,715
		2,327,436
Total Short-Term Investments (Cost $2,327,436)		2,327,436
Total Investments in Securities (Cost $517,504,374)		523,350,758

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
2 Year US Treasury Notes (CBOT), expires 09/30/25	9	1,872,211	5,089
5 Year US Treasury Notes (CBOT), expires 09/30/25	28	3,052,000	7,845
			12,934
Short
3 Year US Treasury Notes (CBOT), expires 09/30/25	(19)	(4,036,758)	(18,776)
Total Net Unrealized Depreciation on Futures Contracts			(5,842)

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $756,056.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,462,987 or 0.7% of net assets.

(e)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(f)	Issuer is affiliated with the fund’s investment adviser.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	The rate shown is the annualized 7-day yield.
(i)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
DAC —	Designated Activity Company
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended June 30, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 6/30/25	FACE AMOUNT AT 6/30/25	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
Charles Schwab Corp.
3.45%, 02/13/26	$49,293	$9,870	($59,436 )	($584 )	$896	($39 )	$—	$—	$349
0.90%, 03/11/26	172,284	—	(174,052)	(5,591)	7,267	92	—	—	405
1.15%, 05/13/26	148,060	28,822	(179,374)	(3,795)	5,620	667	—	—	796
5.88%, 08/24/26	173,067	15,253	(25,417)	304	38	(507)	162,738	160,000	4,997
3.20%, 03/02/27	101,736	14,612	(49,133)	(947)	2,178	508	68,954	70,000	1,591
2.45%, 03/03/27	248,281	—	—	—	3,191	1,305	252,777	260,000	3,185
3.30%, 04/01/27	116,557	4,911	—	—	1,378	524	123,370	125,000	1,994
3.20%, 01/25/28	100,524	—	—	—	1,367	933	102,824	105,000	1,680
2.00%, 03/20/28	164,954	—	—	—	3,142	2,334	170,430	180,000	1,800
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	VALUE AT 12/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 6/30/25	FACE AMOUNT AT 6/30/25	INTEREST INCOME EARNED
4.00%, 02/01/29	$82,428	$24,324	($24,810 )	$675	$1,453	$379	$84,449	$85,000	$2,037
5.64%, 05/19/29	204,167	5,116	—	—	3,309	(81)	212,511	205,000	5,753
3.25%, 05/22/29	84,334	—	—	—	1,989	633	86,956	90,000	1,463
2.75%, 10/01/29	45,514	31,860	—	—	1,839	649	79,862	85,000	1,106
6.20%, 11/17/29	213,674	—	—	—	4,457	(532)	217,599	205,000	6,351
4.63%, 03/22/30	—	90,600	—	—	951	(27)	91,524	90,000	935
Total	$1,904,873	$225,368	($512,222 )	($9,938 )	$39,075	$6,838	$1,653,994		$34,442

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$521,023,322	$—	$521,023,322
Short-Term Investments[1]	2,327,436	—	—	2,327,436
Futures Contracts[2]	12,934	—	—	12,934
Liabilities
Futures Contracts[2]	(18,776)	—	—	(18,776)
Total	$2,321,594	$521,023,322	$—	$523,344,916

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $1,624,094)		$1,653,994
Investments in securities, at value - unaffiliated issuers (cost $515,880,280) including securities on loan of $756,056		521,696,764
Cash		573,894
Deposit with broker for futures contracts		58,500
Receivables:
Investments sold		16,572,537
Interest		5,768,923
Dividends		4,159
Foreign tax reclaims		2,426
Income from securities on loan	+	786
Total assets		546,331,983

Liabilities
Collateral held for securities on loan		780,715
Payables:
Investments bought		16,771,194
Management fees		12,861
Variation margin on futures contracts	+	408
Total liabilities		17,565,178
Net assets		$528,766,805

Net Assets by Source
Capital received from investors		$531,206,083
Total distributable loss	+	(2,439,278)
Net assets		$528,766,805

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$528,766,805		21,300,000		$24.82

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers (net of foreign withholding tax of $87)		$11,360,460
Interest received from securities - affiliated issuers		41,280
Dividends received from securities - unaffiliated issuers		27,678
Other Interest		1,300
Securities on loan, net	+	6,108
Total investment income		11,436,826

Expenses
Management fees		75,457
Total expenses	–	75,457
Net investment income		11,361,369

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(10,917)
Net realized losses on sales of securities - unaffiliated issuers		(881,008)
Net realized gains on sales of in-kind redemptions - affiliated issuers		979
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		320,520
Net realized losses on futures contracts	+	(7,638)
Net realized losses		(578,064)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		39,075
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		8,222,289
Net change in unrealized appreciation (depreciation) on futures contracts	+	(4,398)
Net change in unrealized appreciation (depreciation)		8,256,966
Net realized and unrealized gains		7,678,902
Increase in net assets resulting from operations		$19,040,271
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$11,361,369	$17,195,034
Net realized losses		(578,064)	(2,794,175)
Net change in unrealized appreciation (depreciation)	+	8,256,966	5,797,658
Increase in net assets resulting from operations		$19,040,271	$20,198,517

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($9,572,950 )	($17,176,230 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,000,000	$73,605,206	6,200,000	$150,663,215
Shares redeemed	+	(1,200,000)	(29,508,588)	(2,800,000)	(67,656,096)
Net transactions in fund shares		1,800,000	$44,096,618	3,400,000	$83,007,119

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		19,500,000	$475,202,866	16,100,000	$389,173,460
Total increase	+	1,800,000	53,563,939	3,400,000	86,029,406
End of period		21,300,000	$528,766,805	19,500,000	$475,202,866

[1]
For the period ended December 31, 2024, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 6/30/25*	1/1/24– 12/31/24[1]	1/1/23– 12/31/23[1]	1/1/22– 12/31/22[1]	1/1/21– 12/31/21[1]	1/1/20– 12/31/20[1]
Per-Share Data
Net asset value at beginning of period	$22.09	$22.49	$21.60	$25.87	$26.85	$25.04
Income (loss) from investment operations:
Net investment income (loss)[2]	0.58	1.83	1.10	0.68	0.51	0.63
Net realized and unrealized gains (losses)	0.58	(0.25)	0.75	(4.28)	(0.99)	1.80
Total from investment operations	1.16	1.58	1.85	(3.60)	(0.48)	2.43
Less distributions:
Distributions from net investment income	(0.48)	(1.98)	(0.96)	(0.67)	(0.50)	(0.62)
Net asset value at end of period	$22.77	$22.09	$22.49	$21.60	$25.87	$26.85
Total return	5.33%[3]	3.32%	8.84%	(14.00%)	(1.80%)	9.83%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]	0.03%	0.03%	0.04%[5,6]	0.05%[7]	0.05%
Net investment income (loss)	5.21%[4]	5.12%	5.05%	2.97%	1.96%	2.43%
Portfolio turnover rate[8]	11%[3]	27%	24%	10%	11%	36%
Net assets, end of period (x 1,000,000)	$8,708	$7,740	$5,762	$328	$375	$191

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[8]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.4% OF NET ASSETS

Financial Institutions 37.8%
Banking 25.0%
Ally Financial, Inc.
8.00%, 11/01/31	10,977,000	12,491,448
6.18%, 07/26/35 (a)(b)	3,045,000	3,104,834
American Express Co.
6.49%, 10/30/31 (a)(b)	4,375,000	4,771,375
4.99%, 05/26/33 (a)(b)	3,250,000	3,260,368
4.42%, 08/03/33 (a)(b)	5,445,000	5,318,513
5.04%, 05/01/34 (a)(b)	5,645,000	5,703,482
5.63%, 07/28/34 (a)(b)	2,325,000	2,383,358
5.92%, 04/25/35 (a)(b)	2,090,000	2,185,053
5.28%, 07/26/35 (a)(b)	7,345,000	7,446,288
5.44%, 01/30/36 (a)(b)	5,350,000	5,467,058
5.67%, 04/25/36 (a)(b)	6,250,000	6,478,813
Banco Bilbao Vizcaya Argentaria SA
7.88%, 11/15/34 (a)(b)	3,400,000	3,865,358
6.03%, 03/13/35 (a)(b)	4,400,000	4,582,380
Banco Santander SA
2.75%, 12/03/30	6,200,000	5,529,780
2.96%, 03/25/31	3,200,000	2,925,312
5.44%, 07/15/31	6,800,000	7,066,288
3.23%, 11/22/32 (a)(b)	4,400,000	3,946,140
6.92%, 08/08/33	8,800,000	9,548,616
6.94%, 11/07/33	6,400,000	7,233,600
6.35%, 03/14/34	5,600,000	5,867,176
6.03%, 01/17/35	4,400,000	4,637,336
Bank of America Corp.
1.90%, 07/23/31 (a)(b)	11,675,000	10,266,061
1.92%, 10/24/31 (a)(b)	10,630,000	9,275,419
2.65%, 03/11/32 (a)(b)	9,220,000	8,280,205
2.69%, 04/22/32 (a)(b)	19,830,000	17,816,462
2.30%, 07/21/32 (a)(b)	16,015,000	13,962,838
2.57%, 10/20/32 (a)(b)	13,545,000	11,939,511
2.97%, 02/04/33 (a)(b)	16,610,000	14,881,397
4.57%, 04/27/33 (a)(b)	17,610,000	17,334,227
5.02%, 07/22/33 (a)(b)	22,220,000	22,495,528
5.29%, 04/25/34 (a)(b)	21,580,000	22,033,180
5.87%, 09/15/34 (a)(b)	16,355,000	17,268,917
5.47%, 01/23/35 (a)(b)	21,750,000	22,355,302
5.43%, 08/15/35 (a)(b)	10,820,000	10,820,757
5.52%, 10/25/35 (a)(b)	15,170,000	15,137,233
5.51%, 01/24/36 (a)(b)	15,210,000	15,651,698
5.74%, 02/12/36 (a)(b)	10,680,000	10,857,929
5.46%, 05/09/36 (a)(b)	9,100,000	9,340,422
2.48%, 09/21/36 (a)(b)	8,755,000	7,422,664
3.85%, 03/08/37 (a)(b)	10,678,000	9,775,709
Bank of Montreal
5.51%, 06/04/31 (a)	3,370,000	3,524,447
3.09%, 01/10/37 (a)(b)	5,520,000	4,796,218
Bank of New York Mellon Corp.
1.65%, 01/28/31 (a)	2,390,000	2,074,472
1.80%, 07/28/31 (a)	2,470,000	2,147,369
2.50%, 01/26/32 (a)	1,855,000	1,637,501
5.06%, 07/22/32 (a)(b)	4,740,000	4,851,343
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.29%, 06/13/33 (a)(b)	3,280,000	3,192,621
5.83%, 10/25/33 (a)(b)	6,385,000	6,777,039
4.71%, 02/01/34 (a)(b)	3,120,000	3,087,458
4.97%, 04/26/34 (a)(b)	4,330,000	4,351,390
6.47%, 10/25/34 (a)(b)	4,740,000	5,224,618
5.19%, 03/14/35 (a)(b)	4,315,000	4,376,014
5.23%, 11/20/35 (a)(b)	3,290,000	3,346,917
5.32%, 06/06/36 (a)(b)	3,500,000	3,576,965
5.61%, 07/21/39 (a)(b)	2,205,000	2,247,226
Bank of Nova Scotia
2.15%, 08/01/31	2,635,000	2,303,728
2.45%, 02/02/32	3,780,000	3,291,284
4.74%, 11/10/32 (a)(b)	2,975,000	2,975,268
5.65%, 02/01/34	3,735,000	3,919,995
4.59%, 05/04/37 (a)(b)	5,540,000	5,241,283
Barclays PLC
2.67%, 03/10/32 (a)(b)	4,290,000	3,811,965
2.89%, 11/24/32 (a)(b)	5,632,000	4,990,853
5.75%, 08/09/33 (a)(b)	4,405,000	4,570,496
7.44%, 11/02/33 (a)(b)	8,260,000	9,380,304
6.22%, 05/09/34 (a)(b)	8,650,000	9,186,992
7.12%, 06/27/34 (a)(b)	6,715,000	7,332,377
6.69%, 09/13/34 (a)(b)	6,470,000	7,073,069
5.34%, 09/10/35 (a)(b)	8,695,000	8,640,048
3.56%, 09/23/35 (a)(b)	4,324,000	3,975,918
5.79%, 02/25/36 (a)(b)	9,180,000	9,388,294
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (a)	4,170,000	3,885,022
6.09%, 10/03/33 (a)	4,815,000	5,165,869
Capital One Financial Corp.
7.62%, 10/30/31 (a)(b)	7,650,000	8,647,254
2.36%, 07/29/32 (a)(b)	4,030,000	3,420,221
2.62%, 11/02/32 (a)(b)	2,180,000	1,904,186
6.70%, 11/29/32 (a)	3,155,000	3,445,733
5.27%, 05/10/33 (a)(b)	4,595,000	4,639,296
5.82%, 02/01/34 (a)(b)	5,809,000	5,996,398
6.38%, 06/08/34 (a)(b)	7,460,000	7,945,646
7.96%, 11/02/34 (a)(b)	4,450,000	5,178,999
6.05%, 02/01/35 (a)(b)	4,200,000	4,388,706
5.88%, 07/26/35 (a)(b)	4,240,000	4,375,765
6.18%, 01/30/36 (a)(b)	7,775,000	7,910,129
Citibank NA
5.57%, 04/30/34 (a)	8,455,000	8,809,349
Citigroup, Inc.
2.56%, 05/01/32 (a)(b)	13,305,000	11,792,355
6.63%, 06/15/32	4,115,000	4,490,165
2.52%, 11/03/32 (a)(b)	8,045,000	7,041,547
3.06%, 01/25/33 (a)(b)	12,650,000	11,315,045
5.88%, 02/22/33	2,255,000	2,344,073
3.79%, 03/17/33 (a)(b)	12,713,000	11,878,646
4.91%, 05/24/33 (a)(b)	10,745,000	10,728,453
6.00%, 10/31/33	2,895,000	3,047,306
6.27%, 11/17/33 (a)(b)	12,590,000	13,566,858
6.17%, 05/25/34 (a)(b)	13,885,000	14,502,327
5.83%, 02/13/35 (a)(b)	10,965,000	11,182,436
5.45%, 06/11/35 (a)(b)	10,905,000	11,153,198
6.02%, 01/24/36 (a)(b)	13,110,000	13,467,772
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.33%, 03/27/36 (a)(b)	9,670,000	9,751,808
5.41%, 09/19/39 (a)(b)	4,865,000	4,733,110
Citizens Financial Group, Inc.
5.72%, 07/23/32 (a)(b)	5,345,000	5,537,313
2.64%, 09/30/32 (a)	2,675,000	2,253,714
6.65%, 04/25/35 (a)(b)	3,405,000	3,675,902
5.64%, 05/21/37 (a)(b)	1,780,000	1,764,265
Comerica Bank
5.33%, 08/25/33 (a)(b)	2,175,000	2,117,732
Credit Suisse USA LLC
7.13%, 07/15/32	3,210,000	3,657,923
Deutsche Bank AG
5.88%, 07/08/31 (a)(b)	1,935,000	1,985,813
3.55%, 09/18/31 (a)(b)	6,795,000	6,357,674
3.73%, 01/14/32 (a)(b)	5,275,000	4,833,588
3.04%, 05/28/32 (a)(b)	4,135,000	3,715,711
3.74%, 01/07/33 (a)(b)	5,445,000	4,901,861
7.08%, 02/10/34 (a)(b)	6,700,000	7,148,699
5.40%, 09/11/35 (a)(b)	5,310,000	5,287,273
Fifth Third Bancorp
5.63%, 01/29/32 (a)(b)	4,285,000	4,464,841
4.34%, 04/25/33 (a)(b)	2,810,000	2,685,545
First Citizens BancShares, Inc.
6.25%, 03/12/40 (a)(b)	3,290,000	3,289,079
Goldman Sachs Capital I
6.35%, 02/15/34	4,105,000	4,267,558
Goldman Sachs Group, Inc.
1.99%, 01/27/32 (a)(b)	10,830,000	9,385,495
2.62%, 04/22/32 (a)(b)	16,535,000	14,714,827
2.38%, 07/21/32 (a)(b)	17,205,000	15,036,654
2.65%, 10/21/32 (a)(b)	13,190,000	11,650,463
6.13%, 02/15/33	4,610,000	5,043,847
3.10%, 02/24/33 (a)(b)	17,305,000	15,586,787
6.56%, 10/24/34 (a)(b)	5,460,000	6,047,933
5.85%, 04/25/35 (a)(b)	10,765,000	11,304,326
5.33%, 07/23/35 (a)(b)	12,905,000	13,063,344
5.02%, 10/23/35 (a)(b)	15,215,000	15,041,853
5.54%, 01/28/36 (a)(b)	13,085,000	13,427,304
HSBC Bank USA NA
5.88%, 11/01/34	1,540,000	1,630,768
HSBC Holdings PLC
2.36%, 08/18/31 (a)(b)	6,405,000	5,693,276
5.73%, 05/17/32 (a)(b)	6,215,000	6,464,408
2.80%, 05/24/32 (a)(b)	12,905,000	11,473,190
2.87%, 11/22/32 (a)(b)	7,500,000	6,638,325
4.76%, 03/29/33 (a)(b)	8,735,000	8,544,752
5.40%, 08/11/33 (a)(b)	10,690,000	10,975,102
8.11%, 11/03/33 (a)(b)	8,495,000	9,822,344
6.25%, 03/09/34 (a)(b)	10,065,000	10,775,186
6.55%, 06/20/34 (a)(b)	8,880,000	9,433,313
7.40%, 11/13/34 (a)(b)	8,495,000	9,505,480
5.72%, 03/04/35 (a)(b)	5,355,000	5,559,722
5.87%, 11/18/35 (a)(b)	7,875,000	7,970,681
5.45%, 03/03/36 (a)(b)	9,915,000	9,975,085
5.79%, 05/13/36 (a)(b)	8,945,000	9,209,951
Huntington Bancshares, Inc.
5.02%, 05/17/33 (a)(b)	1,980,000	1,958,735
5.71%, 02/02/35 (a)(b)	5,085,000	5,202,464
2.49%, 08/15/36 (a)(b)	2,625,000	2,206,076
6.14%, 11/18/39 (a)(b)	2,540,000	2,596,337
ING Groep NV
2.73%, 04/01/32 (a)(b)	3,080,000	2,769,320
4.25%, 03/28/33 (a)(b)	4,380,000	4,217,239
6.11%, 09/11/34 (a)(b)	5,430,000	5,773,610
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.55%, 03/19/35 (a)(b)	6,565,000	6,730,569
5.53%, 03/25/36 (a)(b)	4,310,000	4,392,493
JPMorgan Chase & Co.
8.75%, 09/01/30	2,470,000	2,921,516
1.76%, 11/19/31 (a)(b)	6,335,000	5,492,508
1.95%, 02/04/32 (a)(b)	13,190,000	11,446,414
2.58%, 04/22/32 (a)(b)	14,875,000	13,298,399
2.55%, 11/08/32 (a)(b)	12,805,000	11,281,717
2.96%, 01/25/33 (a)(b)	15,240,000	13,700,608
4.59%, 04/26/33 (a)(b)	10,525,000	10,422,592
4.91%, 07/25/33 (a)(b)	20,190,000	20,324,062
5.72%, 09/14/33 (a)(b)	15,405,000	16,062,331
5.35%, 06/01/34 (a)(b)	19,250,000	19,834,815
6.25%, 10/23/34 (a)(b)	13,170,000	14,328,301
5.34%, 01/23/35 (a)(b)	12,775,000	13,085,432
5.77%, 04/22/35 (a)(b)	13,230,000	13,910,551
5.29%, 07/22/35 (a)(b)	15,075,000	15,355,546
4.95%, 10/22/35 (a)(b)	13,275,000	13,147,958
5.50%, 01/24/36 (a)(b)	11,735,000	12,100,193
5.57%, 04/22/36 (a)(b)	15,180,000	15,753,349
KeyBank NA
4.90%, 08/08/32	3,430,000	3,312,042
5.00%, 01/26/33 (a)	4,400,000	4,344,648
KeyCorp
4.79%, 06/01/33 (a)(b)	3,115,000	3,040,147
6.40%, 03/06/35 (a)(b)	4,275,000	4,563,862
Lloyds Banking Group PLC
4.98%, 08/11/33 (a)(b)	5,370,000	5,337,619
7.95%, 11/15/33 (a)(b)	4,345,000	4,969,811
5.68%, 01/05/35 (a)(b)	8,875,000	9,116,045
5.59%, 11/26/35 (a)(b)	4,355,000	4,431,561
6.07%, 06/13/36 (a)(b)	5,500,000	5,652,405
M&T Bank Corp.
5.18%, 07/08/31 (a)(b)	3,250,000	3,305,445
6.08%, 03/13/32 (a)(b)	3,550,000	3,750,966
5.05%, 01/27/34 (a)(b)	4,705,000	4,646,752
5.39%, 01/16/36 (a)(b)	4,070,000	4,057,790
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	5,655,000	5,022,884
2.31%, 07/20/32 (a)(b)	8,015,000	6,984,912
2.49%, 10/13/32 (a)(b)	3,545,000	3,104,959
2.85%, 01/19/33 (a)(b)	4,040,000	3,578,107
4.32%, 04/19/33 (a)(b)	3,040,000	2,929,466
5.13%, 07/20/33 (a)(b)	7,230,000	7,323,629
5.47%, 09/13/33 (a)(b)	3,025,000	3,118,836
5.44%, 02/22/34 (a)(b)	5,185,000	5,340,135
5.41%, 04/19/34 (a)(b)(c)	4,175,000	4,287,349
5.43%, 04/17/35 (a)(b)	7,035,000	7,189,418
5.57%, 01/16/36 (a)(b)	5,215,000	5,367,017
5.62%, 04/24/36 (a)(b)	6,295,000	6,482,969
Mizuho Financial Group, Inc.
4.71%, 07/08/31 (a)(b)(d)	3,000,000	3,001,440
2.20%, 07/10/31 (a)(b)	4,485,000	3,994,386
1.98%, 09/08/31 (a)(b)	3,815,000	3,341,253
2.56%, 09/13/31	4,365,000	3,812,173
2.17%, 05/22/32 (a)(b)	2,835,000	2,454,543
2.26%, 07/09/32 (a)(b)	2,715,000	2,352,873
5.67%, 09/13/33 (a)(b)	3,135,000	3,254,224
5.75%, 05/27/34 (a)(b)	3,990,000	4,150,358
5.75%, 07/06/34 (a)(b)	4,470,000	4,655,550
5.58%, 05/26/35 (a)(b)	3,380,000	3,473,153
5.59%, 07/10/35 (a)(b)	2,880,000	2,964,557
5.42%, 05/13/36 (a)(b)	3,920,000	3,968,961
Morgan Stanley
1.79%, 02/13/32 (a)(b)	11,785,000	10,087,724
7.25%, 04/01/32	3,985,000	4,589,206
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.93%, 04/28/32 (a)(b)	11,005,000	9,413,787
2.24%, 07/21/32 (a)(b)	15,150,000	13,127,020
2.51%, 10/20/32 (a)(b)	10,710,000	9,385,387
2.94%, 01/21/33 (a)(b)	11,080,000	9,895,326
4.89%, 07/20/33 (a)(b)	8,815,000	8,833,247
6.34%, 10/18/33 (a)(b)	12,895,000	14,018,154
5.25%, 04/21/34 (a)(b)	13,865,000	14,115,679
5.42%, 07/21/34 (a)(b)	10,950,000	11,224,516
6.63%, 11/01/34 (a)(b)	8,770,000	9,682,255
5.47%, 01/18/35 (a)(b)	10,745,000	10,998,689
5.83%, 04/19/35 (a)(b)	13,060,000	13,697,067
5.32%, 07/19/35 (a)(b)	14,220,000	14,404,576
5.59%, 01/18/36 (a)(b)	13,520,000	13,913,297
5.66%, 04/17/36 (a)(b)	13,380,000	13,875,997
2.48%, 09/16/36 (a)(b)	12,985,000	11,035,432
5.30%, 04/20/37 (a)(b)	8,535,000	8,501,372
5.95%, 01/19/38 (a)(b)	8,580,000	8,835,341
5.94%, 02/07/39 (a)(b)	6,745,000	6,930,555
NatWest Group PLC
6.02%, 03/02/34 (a)(b)	4,160,000	4,406,938
5.78%, 03/01/35 (a)(b)	6,515,000	6,769,606
3.03%, 11/28/35 (a)(b)	3,735,000	3,370,613
Northern Trust Corp.
6.13%, 11/02/32 (a)	4,175,000	4,513,968
PNC Financial Services Group, Inc.
2.31%, 04/23/32 (a)(b)	4,217,000	3,704,213
4.81%, 10/21/32 (a)(b)	6,535,000	6,553,429
4.63%, 06/06/33 (a)(b)	3,574,000	3,474,643
6.04%, 10/28/33 (a)(b)	6,474,000	6,890,537
5.07%, 01/24/34 (a)(b)	6,444,000	6,479,506
5.94%, 08/18/34 (a)(b)	3,170,000	3,357,252
6.88%, 10/20/34 (a)(b)	10,270,000	11,491,103
5.68%, 01/22/35 (a)(b)	6,425,000	6,682,964
5.40%, 07/23/35 (a)(b)	6,430,000	6,555,064
5.58%, 01/29/36 (a)(b)	7,645,000	7,885,359
Regions Financial Corp.
5.50%, 09/06/35 (a)(b)	4,580,000	4,593,694
Royal Bank of Canada
2.30%, 11/03/31	6,375,000	5,599,800
3.88%, 05/04/32	4,310,000	4,127,601
5.00%, 02/01/33	7,325,000	7,447,035
5.00%, 05/02/33	4,165,000	4,225,767
5.15%, 02/01/34	5,775,000	5,916,776
Santander Holdings USA, Inc.
7.66%, 11/09/31 (a)(b)	2,320,000	2,590,350
6.34%, 05/31/35 (a)(b)	3,005,000	3,146,836
Santander U.K. Group Holdings PLC
2.90%, 03/15/32 (a)(b)	2,680,000	2,391,176
State Street Corp.
2.20%, 03/03/31	3,595,000	3,187,687
4.68%, 10/22/32 (a)(b)	3,570,000	3,573,427
2.62%, 02/07/33 (a)(b)	2,460,000	2,170,778
4.42%, 05/13/33 (a)(b)	2,045,000	2,010,133
4.16%, 08/04/33 (a)(b)	3,000,000	2,887,320
4.82%, 01/26/34 (a)(b)	3,235,000	3,228,433
5.16%, 05/18/34 (a)(b)	4,515,000	4,615,775
6.12%, 11/21/34 (a)(b)	2,360,000	2,519,607
5.15%, 02/28/36 (a)(b)	3,115,000	3,151,227
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30	6,700,000	5,983,368
5.85%, 07/13/30	2,750,000	2,910,848
2.14%, 09/23/30	2,810,000	2,482,860
1.71%, 01/12/31	2,415,000	2,072,939
5.42%, 07/09/31	4,045,000	4,200,085
2.22%, 09/17/31	4,030,000	3,509,445
5.45%, 01/15/32	2,675,000	2,774,350
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.77%, 01/13/33	7,230,000	7,604,442
5.78%, 07/13/33	2,840,000	2,985,862
5.81%, 09/14/33	3,700,000	3,930,436
5.56%, 07/09/34	6,015,000	6,221,014
5.63%, 01/15/35	4,505,000	4,665,919
Synchrony Financial
2.88%, 10/28/31 (a)	3,330,000	2,893,937
Toronto-Dominion Bank
2.00%, 09/10/31	3,735,000	3,264,390
2.45%, 01/12/32	2,580,000	2,253,449
5.30%, 01/30/32	3,510,000	3,607,964
3.20%, 03/10/32	6,675,000	6,076,119
4.46%, 06/08/32	8,420,000	8,268,019
Truist Financial Corp.
5.15%, 08/05/32 (a)(b)	4,240,000	4,320,475
4.92%, 07/28/33 (a)(b)	4,270,000	4,168,032
6.12%, 10/28/33 (a)(b)	3,210,000	3,411,716
5.12%, 01/26/34 (a)(b)	6,525,000	6,530,873
5.87%, 06/08/34 (a)(b)	7,540,000	7,882,618
5.71%, 01/24/35 (a)(b)	9,175,000	9,515,851
U.S. Bancorp
1.38%, 07/22/30 (a)	5,390,000	4,663,859
2.68%, 01/27/33 (a)(b)	3,429,000	3,011,108
4.97%, 07/22/33 (a)(b)	5,595,000	5,528,364
5.85%, 10/21/33 (a)(b)	6,470,000	6,812,910
4.84%, 02/01/34 (a)(b)	8,825,000	8,724,571
5.84%, 06/12/34 (a)(b)	7,541,000	7,931,096
5.68%, 01/23/35 (a)(b)	8,670,000	9,010,644
5.42%, 02/12/36 (a)(b)	5,195,000	5,300,770
2.49%, 11/03/36 (a)(b)	5,594,000	4,747,348
Wells Fargo & Co.
3.35%, 03/02/33 (a)(b)	17,130,000	15,658,019
4.90%, 07/25/33 (a)(b)	18,225,000	18,230,832
5.39%, 04/24/34 (a)(b)	16,450,000	16,851,380
5.56%, 07/25/34 (a)(b)	18,955,000	19,583,358
6.49%, 10/23/34 (a)(b)	14,120,000	15,453,634
5.50%, 01/23/35 (a)(b)	13,250,000	13,597,017
5.38%, 02/07/35	2,070,000	2,172,279
5.21%, 12/03/35 (a)(b)	11,070,000	11,120,590
5.61%, 04/23/36 (a)(b)	12,815,000	13,236,742
Westpac Banking Corp.
4.35%, 07/01/30	3,000,000	3,006,660
2.15%, 06/03/31	4,190,000	3,723,360
5.41%, 08/10/33 (a)(b)	4,400,000	4,440,832
6.82%, 11/17/33	3,260,000	3,586,228
2.67%, 11/15/35 (a)(b)	6,710,000	5,924,393
5.62%, 11/20/35 (a)(b)	6,400,000	6,430,144
3.02%, 11/18/36 (a)(b)	5,680,000	4,981,701
Zions Bancorp NA
6.82%, 11/19/35 (a)(b)	2,200,000	2,287,956
		2,175,277,516
Brokerage/Asset Managers/Exchanges 2.0%
Affiliated Managers Group, Inc.
5.50%, 08/20/34 (a)	1,800,000	1,799,280
Ameriprise Financial, Inc.
4.50%, 05/13/32 (a)	1,995,000	1,981,035
5.15%, 05/15/33 (a)	3,030,000	3,112,386
5.20%, 04/15/35 (a)	3,465,000	3,493,482
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	2,430,000	2,659,100
6.00%, 12/15/54 (a)(b)	2,075,000	2,035,803
BlackRock Funding, Inc.
5.00%, 03/14/34 (a)	5,140,000	5,257,192
4.90%, 01/08/35 (a)	2,340,000	2,370,584
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BlackRock, Inc.
1.90%, 01/28/31 (a)	5,170,000	4,553,426
2.10%, 02/25/32 (a)	4,605,000	3,977,615
4.75%, 05/25/33 (a)	5,155,000	5,215,004
Blackstone Reg Finance Co. LLC
5.00%, 12/06/34 (a)	3,325,000	3,312,498
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	2,995,000	2,660,758
4.38%, 02/15/32 (a)	1,850,000	1,729,454
6.25%, 04/18/34 (a)	4,255,000	4,378,608
Brookfield Asset Management Ltd.
5.80%, 04/24/35 (a)	3,140,000	3,225,502
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	2,455,000	2,607,775
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	2,710,000	2,307,701
Brookfield Finance, Inc.
2.72%, 04/15/31 (a)	2,070,000	1,874,033
6.35%, 01/05/34 (a)	2,750,000	2,954,985
5.68%, 01/15/35 (a)	2,045,000	2,100,276
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	2,260,000	1,950,041
3.00%, 03/16/32 (a)	1,385,000	1,245,157
Charles Schwab Corp.
1.65%, 03/11/31 (a)(e)	3,110,000	2,674,507
2.30%, 05/13/31 (a)(e)	3,220,000	2,867,152
1.95%, 12/01/31 (a)(e)	3,515,000	3,009,543
2.90%, 03/03/32 (a)(e)	4,200,000	3,780,630
5.85%, 05/19/34 (a)(b)(e)	5,405,000	5,741,245
6.14%, 08/24/34 (a)(b)(e)	5,560,000	6,018,311
CI Financial Corp.
3.20%, 12/17/30 (a)	3,965,000	3,503,514
CME Group, Inc.
2.65%, 03/15/32 (a)	3,350,000	3,003,241
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	3,890,000	3,351,313
Intercontinental Exchange, Inc.
5.25%, 06/15/31 (a)	3,140,000	3,261,487
1.85%, 09/15/32 (a)	6,750,000	5,608,372
4.60%, 03/15/33 (a)	6,530,000	6,502,247
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)	1,800,000	1,788,012
Jefferies Financial Group, Inc.
2.63%, 10/15/31 (a)	4,270,000	3,717,633
2.75%, 10/15/32 (a)	2,330,000	1,969,456
6.20%, 04/14/34 (a)	6,380,000	6,673,416
Lazard Group LLC
6.00%, 03/15/31 (a)	1,680,000	1,764,890
LPL Holdings, Inc.
6.00%, 05/20/34 (a)	1,990,000	2,062,774
5.65%, 03/15/35 (a)	2,205,000	2,218,781
5.75%, 06/15/35 (a)	2,500,000	2,531,400
Nasdaq, Inc.
1.65%, 01/15/31 (a)	3,095,000	2,674,978
5.55%, 02/15/34 (a)	5,430,000	5,665,228
Nomura Holdings, Inc.
4.90%, 07/01/30	3,000,000	3,011,070
2.68%, 07/16/30	4,355,000	3,952,032
2.61%, 07/14/31	4,365,000	3,853,116
3.00%, 01/22/32	3,045,000	2,696,591
6.18%, 01/18/33	3,315,000	3,534,818
6.09%, 07/12/33	2,380,000	2,528,345
5.78%, 07/03/34	4,460,000	4,613,736
5.49%, 06/29/35	2,000,000	2,014,680
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TPG Operating Group II LP
5.88%, 03/05/34 (a)	2,730,000	2,838,736
		176,232,949
Finance Companies 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.15%, 09/30/30 (a)	3,925,000	4,187,661
5.38%, 12/15/31 (a)	3,420,000	3,500,336
3.30%, 01/30/32 (a)	17,235,000	15,618,874
3.40%, 10/29/33 (a)	6,425,000	5,667,749
5.30%, 01/19/34 (a)	3,815,000	3,844,490
4.95%, 09/10/34 (a)	4,605,000	4,507,558
6.50%, 01/31/56 (a)(b)	1,900,000	1,907,220
Air Lease Corp.
3.13%, 12/01/30 (a)	3,340,000	3,088,765
5.20%, 07/15/31 (a)	2,665,000	2,726,135
2.88%, 01/15/32 (a)	3,340,000	2,974,604
Apollo Debt Solutions BDC
6.70%, 07/29/31 (a)	4,390,000	4,563,098
6.55%, 03/15/32 (a)(f)	2,205,000	2,258,295
Ares Capital Corp.
5.80%, 03/08/32 (a)	4,375,000	4,359,337
ARES Capital Corp.
5.50%, 09/01/30 (a)	3,165,000	3,156,296
3.20%, 11/15/31 (a)	3,290,000	2,871,940
ARES Strategic Income Fund
5.80%, 09/09/30 (a)(f)	2,000,000	2,007,680
6.20%, 03/21/32 (a)	3,315,000	3,341,354
Blackstone Private Credit Fund
6.25%, 01/25/31 (a)	2,085,000	2,146,070
6.00%, 01/29/32 (a)	4,425,000	4,452,700
6.00%, 11/22/34 (a)	3,545,000	3,472,611
Blue Owl Capital Corp.
6.20%, 07/15/30 (a)	2,000,000	2,021,800
Blue Owl Credit Income Corp.
6.65%, 03/15/31 (a)	3,415,000	3,519,157
GATX Corp.
1.90%, 06/01/31 (a)	1,750,000	1,488,078
3.50%, 06/01/32 (a)	1,620,000	1,478,056
4.90%, 03/15/33 (a)	1,655,000	1,639,791
5.45%, 09/15/33 (a)	1,865,000	1,904,874
6.05%, 03/15/34 (a)	2,110,000	2,241,242
6.90%, 05/01/34 (a)	1,915,000	2,125,784
5.50%, 06/15/35 (a)	2,000,000	2,025,700
HPS Corporate Lending Fund
5.95%, 04/14/32 (a)	2,395,000	2,385,516
Sixth Street Lending Partners
6.13%, 07/15/30 (a)(f)	3,000,000	3,057,390
Sixth Street Specialty Lending, Inc.
5.63%, 08/15/30 (a)	1,450,000	1,455,829
		105,995,990
Financial Other 0.2%
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 (a)	3,000,000	3,036,660
6.38%, 07/01/34 (a)	4,200,000	4,202,792
J Paul Getty Trust
4.91%, 04/01/35 (a)	2,000,000	2,017,760
ORIX Corp.
2.25%, 03/09/31	2,045,000	1,803,342
4.00%, 04/13/32	2,050,000	1,946,004
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 09/13/32	2,005,000	2,041,792
5.40%, 02/25/35	2,340,000	2,375,521
		17,423,871
Insurance 4.9%
Allstate Corp.
1.45%, 12/15/30 (a)	2,330,000	1,989,401
5.25%, 03/30/33 (a)	3,470,000	3,560,185
5.35%, 06/01/33	1,310,000	1,356,571
5.55%, 05/09/35	2,500,000	2,599,250
American International Group, Inc.
5.13%, 03/27/33 (a)	3,350,000	3,407,352
3.88%, 01/15/35 (a)	2,000,000	1,829,220
5.45%, 05/07/35 (a)	2,740,000	2,809,569
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (a)	2,170,000	1,873,773
2.60%, 12/02/31 (a)	2,160,000	1,915,618
5.00%, 09/12/32 (a)	2,210,000	2,249,824
5.35%, 02/28/33 (a)	3,415,000	3,521,685
Aon North America, Inc.
5.30%, 03/01/31 (a)	2,655,000	2,750,102
5.45%, 03/01/34 (a)	7,275,000	7,480,300
Arch Capital Group Ltd.
7.35%, 05/01/34	1,230,000	1,422,864
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	1,660,000	1,455,654
5.00%, 02/15/32 (a)	2,200,000	2,230,448
5.50%, 03/02/33 (a)	1,610,000	1,664,821
6.50%, 02/15/34 (a)	1,635,000	1,794,674
5.45%, 07/15/34 (a)	2,225,000	2,282,472
5.15%, 02/15/35 (a)	6,345,000	6,352,931
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	1,250,000	1,271,463
Assurant, Inc.
2.65%, 01/15/32 (a)	1,465,000	1,248,854
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	2,080,000	1,923,896
Athene Holding Ltd.
3.50%, 01/15/31 (a)	2,075,000	1,954,546
6.65%, 02/01/33 (a)(c)	1,655,000	1,790,230
5.88%, 01/15/34 (a)(c)	2,900,000	3,007,648
6.63%, 10/15/54 (a)(b)	2,405,000	2,372,917
6.88%, 06/28/55 (a)(b)	2,750,000	2,736,552
AXA SA
8.60%, 12/15/30	3,970,000	4,731,089
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (a)	3,015,000	2,638,668
2.88%, 03/15/32 (a)	4,510,000	4,161,738
Brown & Brown, Inc.
2.38%, 03/15/31 (a)	2,850,000	2,510,480
4.20%, 03/17/32 (a)	2,810,000	2,690,069
5.25%, 06/23/32 (a)	2,250,000	2,294,775
5.65%, 06/11/34 (a)	2,460,000	2,528,954
5.55%, 06/23/35 (a)	4,500,000	4,592,430
Centene Corp.
3.00%, 10/15/30 (a)	9,475,000	8,470,271
2.50%, 03/01/31 (a)	9,465,000	8,159,682
2.63%, 08/01/31 (a)	5,745,000	4,930,359
Chubb INA Holdings LLC
1.38%, 09/15/30 (a)	4,575,000	3,983,773
5.00%, 03/15/34 (a)	6,900,000	7,029,237
Cincinnati Financial Corp.
6.13%, 11/01/34	1,540,000	1,639,053
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNA Financial Corp.
2.05%, 08/15/30 (a)	2,365,000	2,083,872
5.50%, 06/15/33 (a)	2,360,000	2,425,136
5.13%, 02/15/34 (a)	2,025,000	2,028,989
CNO Financial Group, Inc.
6.45%, 06/15/34 (a)	2,970,000	3,122,212
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	6,465,000	6,074,191
6.05%, 09/15/33 (a)	2,100,000	2,211,552
5.75%, 01/15/34 (a)	3,615,000	3,758,046
6.38%, 09/15/54 (a)(b)	3,160,000	3,154,438
Elevance Health, Inc.
2.55%, 03/15/31 (a)	4,280,000	3,845,280
4.95%, 11/01/31 (a)	3,180,000	3,227,509
4.10%, 05/15/32 (a)	2,590,000	2,488,239
5.50%, 10/15/32 (a)	2,960,000	3,088,494
4.75%, 02/15/33 (a)	4,345,000	4,317,757
5.38%, 06/15/34 (a)	4,220,000	4,317,440
5.95%, 12/15/34	1,625,000	1,721,541
5.20%, 02/15/35 (a)	5,180,000	5,236,773
Enstar Group Ltd.
3.10%, 09/01/31 (a)	2,305,000	2,050,436
Equitable Holdings, Inc.
5.59%, 01/11/33 (a)	2,260,000	2,353,880
6.70%, 03/28/55 (a)(b)	2,105,000	2,155,394
F&G Annuities & Life, Inc.
6.25%, 10/04/34 (a)	2,280,000	2,267,300
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (a)	2,500,000	2,322,375
5.63%, 08/16/32 (a)	3,155,000	3,250,029
6.00%, 12/07/33 (a)	3,455,000	3,610,268
5.75%, 05/20/35 (a)(f)	2,500,000	2,538,075
Fidelity National Financial, Inc.
2.45%, 03/15/31 (a)	2,660,000	2,311,380
First American Financial Corp.
2.40%, 08/15/31 (a)	2,575,000	2,207,136
5.45%, 09/30/34 (a)	2,005,000	1,972,138
Globe Life, Inc.
2.15%, 08/15/30 (a)	1,655,000	1,464,476
4.80%, 06/15/32 (a)	1,805,000	1,777,221
5.85%, 09/15/34 (a)	1,770,000	1,833,773
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	1,295,000	1,153,741
Humana, Inc.
5.38%, 04/15/31 (a)	6,690,000	6,845,342
2.15%, 02/03/32 (a)	3,005,000	2,523,178
5.88%, 03/01/33 (a)	3,415,000	3,539,135
5.95%, 03/15/34 (a)	3,470,000	3,607,585
5.55%, 05/01/35 (a)	3,335,000	3,354,543
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	2,370,000	2,104,465
5.67%, 06/08/32 (a)	1,410,000	1,440,216
Kemper Corp.
2.40%, 09/30/30 (a)	1,920,000	1,690,349
3.80%, 02/23/32 (a)	1,735,000	1,584,523
Lincoln National Corp.
3.40%, 01/15/31 (a)(c)	2,010,000	1,878,606
3.40%, 03/01/32 (a)	1,275,000	1,147,564
5.85%, 03/15/34 (a)	1,605,000	1,652,909
Loews Corp.
6.00%, 02/01/35	1,250,000	1,362,688
Manulife Financial Corp.
3.70%, 03/16/32 (a)	3,010,000	2,854,774
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 (a)	3,500,000	3,135,405
4.85%, 11/15/31 (a)	4,500,000	4,573,125
2.38%, 12/15/31 (a)	1,645,000	1,441,810
5.75%, 11/01/32 (a)	2,125,000	2,267,864
5.88%, 08/01/33	1,395,000	1,491,157
5.40%, 09/15/33 (a)	2,465,000	2,557,980
5.15%, 03/15/34 (a)	2,160,000	2,208,146
5.00%, 03/15/35 (a)	8,705,000	8,703,781
MetLife, Inc.
6.50%, 12/15/32	2,395,000	2,689,441
5.38%, 07/15/33 (a)	4,155,000	4,330,590
6.38%, 06/15/34	3,380,000	3,746,899
5.30%, 12/15/34 (a)	3,460,000	3,556,534
5.70%, 06/15/35	4,500,000	4,766,670
6.35%, 03/15/55 (a)(b)	4,315,000	4,434,310
Old Republic International Corp.
5.75%, 03/28/34 (a)	1,580,000	1,629,059
PartnerRe Finance B LLC
4.50%, 10/01/50 (a)(b)	2,090,000	1,953,502
Primerica, Inc.
2.80%, 11/19/31 (a)	2,765,000	2,449,320
Principal Financial Group, Inc.
5.38%, 03/15/33 (a)	1,880,000	1,934,238
Progressive Corp.
3.00%, 03/15/32 (a)	2,420,000	2,209,073
6.25%, 12/01/32	1,655,000	1,820,980
4.95%, 06/15/33 (a)	2,155,000	2,202,432
Prudential Financial, Inc.
5.75%, 07/15/33	1,895,000	2,026,930
5.20%, 03/14/35 (a)	3,560,000	3,596,704
3.70%, 10/01/50 (a)(b)	3,650,000	3,340,224
5.13%, 03/01/52 (a)(b)	4,200,000	4,059,174
6.00%, 09/01/52 (a)(b)	5,045,000	5,089,598
6.75%, 03/01/53 (a)(b)	2,035,000	2,133,229
6.50%, 03/15/54 (a)(b)	4,315,000	4,451,354
Prudential Funding Asia PLC
3.63%, 03/24/32 (a)	1,625,000	1,511,803
Reinsurance Group of America, Inc.
6.00%, 09/15/33 (a)	1,655,000	1,736,459
5.75%, 09/15/34 (a)	3,050,000	3,137,718
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	3,215,000	3,308,653
5.80%, 04/01/35 (a)	2,120,000	2,179,508
Selective Insurance Group, Inc.
5.90%, 04/15/35 (a)	1,695,000	1,736,358
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	1,940,000	1,740,335
Travelers Property Casualty Corp.
6.38%, 03/15/33	2,005,000	2,248,567
UnitedHealth Group, Inc.
4.65%, 01/15/31 (a)	3,500,000	3,518,725
4.90%, 04/15/31 (a)	4,590,000	4,666,378
2.30%, 05/15/31 (a)	6,470,000	5,716,568
4.95%, 01/15/32 (a)	6,340,000	6,424,449
4.20%, 05/15/32 (a)	6,320,000	6,122,310
5.35%, 02/15/33 (a)	8,325,000	8,578,080
4.50%, 04/15/33 (a)	6,455,000	6,294,981
5.00%, 04/15/34 (a)	5,440,000	5,438,803
5.15%, 07/15/34 (a)	8,780,000	8,871,927
5.30%, 06/15/35 (a)	4,750,000	4,843,385
Voya Financial, Inc.
5.00%, 09/20/34 (a)	1,860,000	1,819,973
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Willis North America, Inc.
5.35%, 05/15/33 (a)	3,138,000	3,217,737
		425,080,612
REITs 4.5%
Agree LP
2.90%, 10/01/30 (a)	1,615,000	1,491,356
4.80%, 10/01/32 (a)	1,355,000	1,343,293
2.60%, 06/15/33 (a)	1,325,000	1,104,878
5.63%, 06/15/34 (a)	1,800,000	1,846,890
5.60%, 06/15/35 (a)	1,750,000	1,783,197
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/30 (a)	1,915,000	1,915,249
4.90%, 12/15/30 (a)	2,930,000	2,954,641
3.38%, 08/15/31 (a)	3,230,000	2,990,366
2.00%, 05/18/32 (a)	3,970,000	3,297,403
1.88%, 02/01/33 (a)	4,270,000	3,423,430
2.95%, 03/15/34 (a)	3,530,000	2,983,697
4.75%, 04/15/35 (a)	2,150,000	2,060,925
American Assets Trust LP
3.38%, 02/01/31 (a)	2,125,000	1,905,721
6.15%, 10/01/34 (a)	2,340,000	2,342,668
American Homes 4 Rent LP
2.38%, 07/15/31 (a)	2,135,000	1,859,115
3.63%, 04/15/32 (a)	2,390,000	2,207,930
5.50%, 02/01/34 (a)	2,565,000	2,610,170
5.50%, 07/15/34 (a)	2,320,000	2,352,874
5.25%, 03/15/35 (a)	2,100,000	2,088,702
Americold Realty Operating Partnership LP
5.60%, 05/15/32 (a)	1,735,000	1,744,022
5.41%, 09/12/34 (a)	2,180,000	2,137,577
AvalonBay Communities, Inc.
2.45%, 01/15/31 (a)	2,627,000	2,365,325
2.05%, 01/15/32 (a)	2,885,000	2,490,361
5.00%, 02/15/33 (a)	1,535,000	1,559,115
5.30%, 12/07/33 (a)	2,135,000	2,200,715
5.35%, 06/01/34 (a)	1,740,000	1,792,722
Boston Properties LP
3.25%, 01/30/31 (a)	5,300,000	4,859,570
2.55%, 04/01/32 (a)	3,535,000	2,984,176
2.45%, 10/01/33 (a)	3,535,000	2,831,252
6.50%, 01/15/34 (a)(c)	3,400,000	3,645,446
5.75%, 01/15/35 (a)	3,970,000	3,998,108
Brixmor Operating Partnership LP
4.05%, 07/01/30 (a)	3,350,000	3,254,592
2.50%, 08/16/31 (a)	1,925,000	1,680,891
5.20%, 04/01/32 (a)	1,750,000	1,769,705
5.50%, 02/15/34 (a)	1,955,000	1,978,108
5.75%, 02/15/35 (a)	1,730,000	1,779,218
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	1,570,000	1,337,405
Camden Property Trust
4.90%, 01/15/34 (a)	1,835,000	1,837,826
COPT Defense Properties LP
2.75%, 04/15/31 (a)	2,575,000	2,278,669
2.90%, 12/01/33 (a)	1,830,000	1,513,099
Cousins Properties LP
5.25%, 07/15/30 (a)	2,250,000	2,292,997
5.38%, 02/15/32 (a)	1,705,000	1,724,539
5.88%, 10/01/34 (a)	2,160,000	2,226,809
CubeSmart LP
2.00%, 02/15/31 (a)	1,845,000	1,601,275
2.50%, 02/15/32 (a)	2,220,000	1,910,865
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DOC Dr. LLC
2.63%, 11/01/31 (a)	2,190,000	1,929,872
EPR Properties
3.60%, 11/15/31 (a)	1,790,000	1,625,069
ERP Operating LP
1.85%, 08/01/31 (a)	2,348,000	2,029,071
4.95%, 06/15/32 (a)	2,000,000	2,023,700
4.65%, 09/15/34 (a)	2,710,000	2,631,274
Essential Properties LP
2.95%, 07/15/31 (a)	1,795,000	1,596,455
Essex Portfolio LP
1.65%, 01/15/31 (a)	1,410,000	1,197,203
2.55%, 06/15/31 (a)	1,215,000	1,078,944
2.65%, 03/15/32 (a)	3,160,000	2,763,483
5.50%, 04/01/34 (a)	2,360,000	2,417,962
5.38%, 04/01/35 (a)	1,645,000	1,672,225
Extra Space Storage LP
5.50%, 07/01/30 (a)	3,505,000	3,638,611
2.20%, 10/15/30 (a)	1,515,000	1,339,154
5.90%, 01/15/31 (a)	2,490,000	2,634,420
2.55%, 06/01/31 (a)	2,050,000	1,813,266
2.40%, 10/15/31 (a)	2,645,000	2,299,801
2.35%, 03/15/32 (a)	2,685,000	2,280,585
5.40%, 02/01/34 (a)	2,730,000	2,774,253
5.35%, 01/15/35 (a)	1,650,000	1,664,239
5.40%, 06/15/35 (a)	2,445,000	2,459,328
First Industrial LP
5.25%, 01/15/31 (a)	2,240,000	2,267,821
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	3,630,000	3,111,237
Healthpeak OP LLC
2.88%, 01/15/31 (a)	2,555,000	2,332,817
5.25%, 12/15/32 (a)	3,145,000	3,201,107
5.38%, 02/15/35 (a)	2,185,000	2,210,717
Highwoods Realty LP
2.60%, 02/01/31 (a)	1,790,000	1,547,938
7.65%, 02/01/34 (a)	1,380,000	1,560,849
Host Hotels & Resorts LP
3.50%, 09/15/30 (a)	3,085,000	2,869,636
2.90%, 12/15/31 (a)	2,075,000	1,820,418
5.70%, 06/15/32 (a)	2,050,000	2,081,303
5.70%, 07/01/34 (a)	2,570,000	2,588,093
5.50%, 04/15/35 (a)	3,065,000	3,040,112
Invitation Homes Operating Partnership LP
5.45%, 08/15/30 (a)	1,880,000	1,946,402
2.00%, 08/15/31 (a)	2,990,000	2,542,008
4.15%, 04/15/32 (a)	2,465,000	2,339,408
5.50%, 08/15/33 (a)	1,710,000	1,740,541
2.70%, 01/15/34 (a)	1,655,000	1,368,420
4.88%, 02/01/35 (a)	2,150,000	2,084,747
Kilroy Realty LP
2.50%, 11/15/32 (a)	1,834,000	1,477,214
2.65%, 11/15/33 (a)	2,040,000	1,606,010
Kimco Realty OP LLC
2.70%, 10/01/30 (a)	2,360,000	2,169,076
2.25%, 12/01/31 (a)	1,995,000	1,731,381
3.20%, 04/01/32 (a)	2,810,000	2,563,647
4.60%, 02/01/33 (a)	2,830,000	2,792,446
6.40%, 03/01/34 (a)	2,360,000	2,571,126
4.85%, 03/01/35 (a)	2,100,000	2,058,819
Kite Realty Group LP
4.95%, 12/15/31 (a)	1,510,000	1,515,738
5.20%, 08/15/32 (a)	1,250,000	1,261,913
5.50%, 03/01/34 (a)	1,510,000	1,539,626
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kite Realty Group Trust
4.75%, 09/15/30 (a)	1,715,000	1,711,862
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.50%, 08/01/30 (a)(d)	2,000,000	2,014,280
Lineage OP LP
5.25%, 07/15/30 (a)(f)	2,000,000	2,013,420
LXP Industrial Trust
2.70%, 09/15/30 (a)	1,655,000	1,481,821
2.38%, 10/01/31 (a)	1,650,000	1,398,078
Mid-America Apartments LP
1.70%, 02/15/31 (a)	2,025,000	1,740,872
5.30%, 02/15/32 (a)	1,680,000	1,737,893
5.00%, 03/15/34 (a)	1,415,000	1,427,183
4.95%, 03/01/35 (a)	1,550,000	1,540,421
National Health Investors, Inc.
3.00%, 02/01/31 (a)	1,810,000	1,608,113
NNN REIT, Inc.
4.60%, 02/15/31 (a)	2,000,000	1,989,800
5.60%, 10/15/33 (a)	2,015,000	2,085,364
5.50%, 06/15/34 (a)	2,115,000	2,169,250
Omega Healthcare Investors, Inc.
5.20%, 07/01/30 (a)	2,950,000	2,968,319
3.38%, 02/01/31 (a)	3,074,000	2,814,001
3.25%, 04/15/33 (a)	2,830,000	2,442,516
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	1,545,000	1,346,251
5.25%, 08/15/32 (a)	1,500,000	1,514,790
5.75%, 07/15/34 (a)	1,510,000	1,553,367
4.95%, 01/15/35 (a)	1,510,000	1,465,334
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	1,340,000	1,203,508
2.75%, 04/01/32 (a)	1,320,000	1,102,649
Prologis LP
1.75%, 07/01/30 (a)	1,600,000	1,407,312
1.25%, 10/15/30 (a)	3,370,000	2,882,395
4.75%, 01/15/31 (a)	2,240,000	2,270,240
1.75%, 02/01/31 (a)	1,885,000	1,636,840
1.63%, 03/15/31 (a)	1,800,000	1,538,478
2.25%, 01/15/32 (a)	2,000,000	1,736,100
4.63%, 01/15/33 (a)	2,560,000	2,548,557
4.75%, 06/15/33 (a)	3,475,000	3,465,270
5.13%, 01/15/34 (a)	3,330,000	3,375,621
5.00%, 03/15/34 (a)	3,500,000	3,510,360
5.00%, 01/31/35 (a)	2,910,000	2,908,574
5.25%, 05/15/35 (a)	3,240,000	3,283,967
Public Storage Operating Co.
2.30%, 05/01/31 (a)	3,115,000	2,769,048
2.25%, 11/09/31 (a)	2,275,000	1,989,146
5.10%, 08/01/33 (a)	3,205,000	3,293,202
Realty Income Corp.
3.25%, 01/15/31 (a)	4,045,000	3,792,390
3.20%, 02/15/31 (a)	1,935,000	1,798,621
2.70%, 02/15/32 (a)	1,400,000	1,234,506
5.63%, 10/13/32 (a)	3,650,000	3,821,294
2.85%, 12/15/32 (a)	2,985,000	2,617,457
1.80%, 03/15/33 (a)	1,755,000	1,416,092
4.90%, 07/15/33 (a)	2,615,000	2,608,489
5.13%, 02/15/34 (a)	3,415,000	3,456,492
5.13%, 04/15/35 (a)	2,575,000	2,579,867
Regency Centers LP
5.00%, 07/15/32 (a)	1,740,000	1,761,245
5.25%, 01/15/34 (a)	1,805,000	1,833,681
5.10%, 01/15/35 (a)	1,425,000	1,429,646
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	1,750,000	1,524,460
2.15%, 09/01/31 (a)	1,750,000	1,500,923
Sabra Health Care LP
3.20%, 12/01/31 (a)	3,380,000	3,019,726
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	1,830,000	1,640,467
2.85%, 01/15/32 (a)	1,395,000	1,215,729
6.10%, 04/01/34 (a)	1,270,000	1,325,715
5.65%, 01/15/35 (a)	1,875,000	1,875,281
Simon Property Group LP
2.65%, 07/15/30 (a)	3,530,000	3,256,284
2.20%, 02/01/31 (a)	3,035,000	2,691,377
2.25%, 01/15/32 (a)	2,830,000	2,445,148
2.65%, 02/01/32 (a)	3,315,000	2,921,642
5.50%, 03/08/33 (a)	2,645,000	2,762,676
6.25%, 01/15/34 (a)	2,215,000	2,410,496
4.75%, 09/26/34 (a)	4,435,000	4,320,710
Store Capital LLC
2.75%, 11/18/30 (a)	1,460,000	1,290,012
2.70%, 12/01/31 (a)	1,735,000	1,473,588
Sun Communities Operating LP
2.70%, 07/15/31 (a)	3,430,000	3,041,038
4.20%, 04/15/32 (a)	2,455,000	2,333,576
Tanger Properties LP
2.75%, 09/01/31 (a)	1,820,000	1,597,378
UDR, Inc.
3.00%, 08/15/31 (a)	2,540,000	2,314,829
2.10%, 08/01/32 (a)	1,685,000	1,396,444
1.90%, 03/15/33 (a)	1,535,000	1,228,154
2.10%, 06/15/33 (a)	1,225,000	988,465
5.13%, 09/01/34 (a)	1,285,000	1,273,576
3.10%, 11/01/34 (a)	1,320,000	1,114,278
Ventas Realty LP
4.75%, 11/15/30 (a)	2,300,000	2,310,764
2.50%, 09/01/31 (a)	2,180,000	1,922,782
5.10%, 07/15/32 (a)	2,000,000	2,023,880
5.63%, 07/01/34 (a)	2,475,000	2,553,408
5.00%, 01/15/35 (a)	2,255,000	2,217,635
Welltower OP LLC
4.50%, 07/01/30 (a)	2,500,000	2,512,350
2.75%, 01/15/31 (a)	2,500,000	2,286,525
2.80%, 06/01/31 (a)	3,190,000	2,899,678
2.75%, 01/15/32 (a)	2,395,000	2,140,435
3.85%, 06/15/32 (a)	2,070,000	1,963,105
WP Carey, Inc.
2.40%, 02/01/31 (a)	2,025,000	1,782,891
2.45%, 02/01/32 (a)	1,535,000	1,317,997
2.25%, 04/01/33 (a)	1,850,000	1,509,563
5.38%, 06/30/34 (a)	1,735,000	1,753,027
		392,616,371
		3,292,627,309

Industrial 51.2%
Basic Industry 2.6%
Air Products & Chemicals, Inc.
4.75%, 02/08/31 (a)	3,055,000	3,110,601
4.90%, 10/11/32 (a)	2,000,000	2,028,180
4.80%, 03/03/33 (a)	2,335,000	2,355,315
4.85%, 02/08/34 (a)	4,780,000	4,793,862
Albemarle Corp.
5.05%, 06/01/32 (a)	2,505,000	2,413,893
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	2,939,000	2,757,193
ArcelorMittal SA
6.80%, 11/29/32 (a)	4,135,000	4,551,436
6.00%, 06/17/34 (a)	2,360,000	2,476,985
BHP Billiton Finance USA Ltd.
5.25%, 09/08/30 (a)	4,030,000	4,180,682
5.13%, 02/21/32 (a)	3,430,000	3,516,676
4.90%, 02/28/33 (a)	3,080,000	3,095,616
5.25%, 09/08/33 (a)	6,440,000	6,602,546
5.30%, 02/21/35 (a)	5,445,000	5,560,652
Cabot Corp.
5.00%, 06/30/32 (a)	1,565,000	1,566,064
CF Industries, Inc.
5.15%, 03/15/34	3,215,000	3,205,226
Dow Chemical Co.
2.10%, 11/15/30 (a)	3,640,000	3,212,118
6.30%, 03/15/33 (a)	2,620,000	2,822,945
5.15%, 02/15/34 (a)(c)	2,540,000	2,544,978
4.25%, 10/01/34 (a)	2,005,000	1,844,821
5.35%, 03/15/35 (a)	1,805,000	1,797,708
Eastman Chemical Co.
5.75%, 03/08/33 (a)	1,955,000	2,037,970
5.63%, 02/20/34 (a)	3,230,000	3,295,246
Ecolab, Inc.
1.30%, 01/30/31 (a)	2,870,000	2,441,050
2.13%, 02/01/32 (a)	2,660,000	2,298,160
EIDP, Inc.
2.30%, 07/15/30 (a)	2,468,000	2,249,335
5.13%, 05/15/32 (a)	2,000,000	2,040,800
4.80%, 05/15/33 (a)	2,415,000	2,405,243
FMC Corp.
5.65%, 05/18/33 (a)	2,080,000	2,058,555
Freeport-McMoRan, Inc.
4.63%, 08/01/30 (a)	2,430,000	2,413,427
5.40%, 11/14/34 (a)	3,385,000	3,440,649
Georgia-Pacific LLC
8.88%, 05/15/31	1,915,000	2,340,187
Gerdau Trade, Inc.
5.75%, 06/09/35 (a)	2,850,000	2,853,192
Huntsman International LLC
2.95%, 06/15/31 (a)	1,750,000	1,473,483
5.70%, 10/15/34 (a)	1,500,000	1,394,730
Kinross Gold Corp.
6.25%, 07/15/33 (a)	2,100,000	2,260,356
Linde, Inc.
1.10%, 08/10/30 (a)	3,080,000	2,652,003
Lubrizol Corp.
6.50%, 10/01/34	1,440,000	1,627,286
LYB International Finance III LLC
2.25%, 10/01/30 (a)	2,230,000	1,977,207
5.63%, 05/15/33 (a)	1,930,000	1,977,980
5.50%, 03/01/34 (a)	3,465,000	3,465,104
6.15%, 05/15/35 (a)	2,000,000	2,077,700
Mosaic Co.
5.45%, 11/15/33 (a)	2,090,000	2,139,178
NewMarket Corp.
2.70%, 03/18/31 (a)	1,670,000	1,495,235
Newmont Corp.
2.25%, 10/01/30 (a)	3,580,000	3,234,924
2.60%, 07/15/32 (a)	3,375,000	2,999,666
5.88%, 04/01/35	2,950,000	3,156,500
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Newmont Corp./Newcrest Finance Pty. Ltd.
5.35%, 03/15/34 (a)	4,165,000	4,277,497
Nucor Corp.
3.13%, 04/01/32 (a)	2,140,000	1,950,161
5.10%, 06/01/35 (a)	2,750,000	2,761,302
Nutrien Ltd.
5.25%, 03/12/32 (a)	2,300,000	2,345,655
5.40%, 06/21/34 (a)	2,900,000	2,948,401
4.13%, 03/15/35 (a)	1,890,000	1,727,744
Packaging Corp. of America
5.70%, 12/01/33 (a)	1,715,000	1,792,930
Rayonier LP
2.75%, 05/17/31 (a)	1,990,000	1,762,165
Reliance, Inc.
2.15%, 08/15/30 (a)	2,035,000	1,805,452
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	1,955,000	2,243,441
6.13%, 12/15/33	3,040,000	3,302,534
5.75%, 06/01/35	1,620,000	1,717,281
Rio Tinto Finance USA PLC
5.00%, 03/14/32 (a)	5,500,000	5,599,495
5.00%, 03/09/33 (a)	2,590,000	2,628,306
5.25%, 03/14/35 (a)	7,405,000	7,536,513
RPM International, Inc.
2.95%, 01/15/32 (a)	1,445,000	1,274,707
Sherwin-Williams Co.
4.80%, 09/01/31 (a)	2,065,000	2,090,028
2.20%, 03/15/32 (a)	2,010,000	1,728,580
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 (a)	4,350,000	4,430,431
Smurfit Westrock Financing DAC
5.42%, 01/15/35 (a)	3,545,000	3,593,354
Steel Dynamics, Inc.
3.25%, 01/15/31 (a)	2,150,000	2,008,208
5.38%, 08/15/34 (a)	2,525,000	2,564,516
5.25%, 05/15/35 (a)	2,510,000	2,514,342
Suzano Austria GmbH
3.75%, 01/15/31 (a)	5,150,000	4,820,194
3.13%, 01/15/32 (a)	4,490,000	3,963,682
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	6,235,000	5,890,017
6.13%, 06/12/33 (a)	6,175,000	6,476,463
8.25%, 01/17/34	1,823,000	2,187,381
WestRock MWV LLC
7.95%, 02/15/31	1,215,000	1,408,550
Weyerhaeuser Co.
7.38%, 03/15/32	2,735,000	3,089,812
3.38%, 03/09/33 (a)	1,900,000	1,702,438
WRKCo, Inc.
4.20%, 06/01/32 (a)	2,290,000	2,203,804
3.00%, 06/15/33 (a)	2,565,000	2,244,657
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(f)	2,090,000	1,846,703
		226,679,407
Capital Goods 5.2%
3M Co.
5.15%, 03/15/35 (a)	2,395,000	2,415,238
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	2,240,000	1,961,971
AGCO Corp.
5.80%, 03/21/34 (a)	3,030,000	3,080,571
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32 (a)	2,755,000	2,843,077
5.60%, 05/29/34 (a)	1,680,000	1,727,645
Amcor Finance USA, Inc.
5.63%, 05/26/33 (a)	2,025,000	2,100,310
Amcor Flexibles North America, Inc.
2.69%, 05/25/31 (a)	3,260,000	2,920,504
5.50%, 03/17/35 (a)(f)	3,650,000	3,708,984
Amphenol Corp.
2.20%, 09/15/31 (a)	3,120,000	2,734,618
5.25%, 04/05/34 (a)	2,745,000	2,828,777
5.00%, 01/15/35 (a)	3,220,000	3,259,445
Amrize Finance U.S. LLC
5.40%, 04/07/35 (a)(f)	4,320,000	4,386,960
AptarGroup, Inc.
3.60%, 03/15/32 (a)	1,705,000	1,575,454
Avery Dennison Corp.
2.25%, 02/15/32 (a)	2,040,000	1,737,754
5.75%, 03/15/33 (a)	1,625,000	1,698,450
Berry Global, Inc.
5.80%, 06/15/31 (a)	3,390,000	3,566,449
5.65%, 01/15/34 (a)	3,325,000	3,440,411
Boeing Co.
3.63%, 02/01/31 (a)	5,705,000	5,376,620
6.39%, 05/01/31 (a)	4,530,000	4,876,998
6.13%, 02/15/33	1,750,000	1,850,835
3.60%, 05/01/34 (a)	3,700,000	3,268,062
6.53%, 05/01/34 (a)	10,755,000	11,700,687
3.25%, 02/01/35 (a)	3,230,000	2,722,987
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	2,525,000	2,139,685
Carrier Global Corp.
2.70%, 02/15/31 (a)(f)	3,140,000	2,858,970
5.90%, 03/15/34 (a)	3,730,000	3,973,271
Caterpillar, Inc.
1.90%, 03/12/31 (a)	2,075,000	1,829,569
5.20%, 05/15/35 (a)	7,295,000	7,438,638
CRH America Finance, Inc.
5.40%, 05/21/34 (a)	3,460,000	3,549,199
5.50%, 01/09/35 (a)	5,060,000	5,194,343
Deere & Co.
7.13%, 03/03/31	1,480,000	1,691,285
5.45%, 01/16/35 (a)	5,560,000	5,794,576
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	3,025,000	2,686,381
Eaton Corp.
4.00%, 11/02/32	2,885,000	2,789,882
4.15%, 03/15/33 (a)	5,750,000	5,591,070
Embraer Netherlands Finance BV
5.98%, 02/11/35 (a)	2,755,000	2,843,188
Emerson Electric Co.
1.95%, 10/15/30 (a)	2,315,000	2,068,082
2.20%, 12/21/31 (a)	4,355,000	3,836,929
5.00%, 03/15/35 (a)	2,000,000	2,030,820
Ferguson Enterprises, Inc.
5.00%, 10/03/34 (a)	3,360,000	3,336,816
Flowserve Corp.
3.50%, 10/01/30 (a)	2,160,000	2,025,367
2.80%, 01/15/32 (a)	2,265,000	1,973,313
Fortune Brands Innovations, Inc.
4.00%, 03/25/32 (a)	1,940,000	1,824,221
5.88%, 06/01/33 (a)	2,640,000	2,771,287
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GE Capital Funding LLC
4.55%, 05/15/32 (a)	1,925,000	1,913,700
General Dynamics Corp.
2.25%, 06/01/31 (a)	1,935,000	1,730,490
General Electric Co.
6.75%, 03/15/32	5,920,000	6,710,202
HEICO Corp.
5.35%, 08/01/33 (a)	2,470,000	2,529,354
Hexcel Corp.
5.88%, 02/26/35 (a)	1,390,000	1,417,591
Honeywell International, Inc.
1.75%, 09/01/31 (a)	6,690,000	5,716,739
4.95%, 09/01/31 (a)	2,180,000	2,241,236
4.75%, 02/01/32 (a)	2,835,000	2,862,925
5.00%, 02/15/33 (a)	4,960,000	5,044,072
4.50%, 01/15/34 (a)	4,100,000	4,017,303
5.00%, 03/01/35 (a)	6,210,000	6,254,029
Howmet Aerospace, Inc.
4.85%, 10/15/31 (a)	2,090,000	2,123,273
Hubbell, Inc.
2.30%, 03/15/31 (a)	1,340,000	1,189,183
Huntington Ingalls Industries, Inc.
5.75%, 01/15/35 (a)	2,360,000	2,437,715
IDEX Corp.
2.63%, 06/15/31 (a)	2,110,000	1,882,901
Ingersoll Rand, Inc.
5.31%, 06/15/31 (a)	2,085,000	2,161,749
5.70%, 08/14/33 (a)	4,275,000	4,479,559
5.45%, 06/15/34 (a)	3,535,000	3,637,586
John Deere Capital Corp.
1.45%, 01/15/31	2,700,000	2,331,180
4.90%, 03/07/31	3,700,000	3,794,868
2.00%, 06/17/31	3,375,000	2,957,681
4.40%, 09/08/31	5,155,000	5,147,886
3.90%, 06/07/32	2,301,000	2,216,737
4.35%, 09/15/32	2,430,000	2,405,263
5.15%, 09/08/33	4,335,000	4,483,040
5.10%, 04/11/34	4,370,000	4,470,248
5.05%, 06/12/34	3,285,000	3,345,345
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	2,425,000	2,130,605
2.00%, 09/16/31 (a)	2,320,000	1,993,506
4.90%, 12/01/32 (a)	2,985,000	3,002,074
Kennametal, Inc.
2.80%, 03/01/31 (a)	1,210,000	1,087,318
L3Harris Technologies, Inc.
1.80%, 01/15/31 (a)	2,795,000	2,419,827
5.25%, 06/01/31 (a)	3,235,000	3,343,405
5.40%, 07/31/33 (a)	6,625,000	6,819,775
5.35%, 06/01/34 (a)	2,980,000	3,047,288
4.85%, 04/27/35 (a)	1,935,000	1,895,449
Lockheed Martin Corp.
4.70%, 12/15/31 (a)	2,490,000	2,524,262
3.90%, 06/15/32 (a)	3,615,000	3,481,064
5.25%, 01/15/33 (a)	4,085,000	4,242,395
4.75%, 02/15/34 (a)	3,725,000	3,715,874
4.80%, 08/15/34 (a)	2,510,000	2,505,181
3.60%, 03/01/35 (a)	2,305,000	2,089,114
Martin Marietta Materials, Inc.
2.40%, 07/15/31 (a)	4,145,000	3,658,833
5.15%, 12/01/34 (a)	3,075,000	3,093,081
Masco Corp.
2.00%, 10/01/30 (a)	1,385,000	1,201,543
2.00%, 02/15/31 (a)	2,675,000	2,304,004
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nordson Corp.
5.80%, 09/15/33 (a)	2,165,000	2,291,306
Northrop Grumman Corp.
4.65%, 07/15/30 (a)	2,000,000	2,018,740
4.70%, 03/15/33 (a)	4,110,000	4,098,451
4.90%, 06/01/34 (a)	3,840,000	3,833,549
nVent Finance SARL
2.75%, 11/15/31 (a)	1,525,000	1,325,774
5.65%, 05/15/33 (a)	1,990,000	2,028,427
Otis Worldwide Corp.
5.13%, 11/19/31 (a)	2,905,000	2,993,428
Owens Corning
5.70%, 06/15/34 (a)	3,370,000	3,502,980
Parker-Hannifin Corp.
4.20%, 11/21/34 (a)	2,280,000	2,178,038
Pentair Finance SARL
5.90%, 07/15/32 (a)	1,695,000	1,771,597
Regal Rexnord Corp.
6.40%, 04/15/33 (a)	5,230,000	5,531,457
Republic Services, Inc.
4.75%, 07/15/30 (a)	2,055,000	2,094,785
1.45%, 02/15/31 (a)	2,595,000	2,216,052
1.75%, 02/15/32 (a)	3,015,000	2,540,439
2.38%, 03/15/33 (a)	3,280,000	2,804,203
5.00%, 12/15/33 (a)	2,625,000	2,679,049
5.00%, 04/01/34 (a)	3,685,000	3,743,444
5.20%, 11/15/34 (a)	2,565,000	2,628,458
5.15%, 03/15/35 (a)	3,200,000	3,265,152
Rockwell Automation, Inc.
1.75%, 08/15/31 (a)	1,900,000	1,634,323
RTX Corp.
2.25%, 07/01/30 (a)	4,085,000	3,696,762
6.00%, 03/15/31 (a)	4,300,000	4,622,672
1.90%, 09/01/31 (a)	4,380,000	3,753,178
2.38%, 03/15/32 (a)	5,025,000	4,375,368
5.15%, 02/27/33 (a)	5,525,000	5,651,688
6.10%, 03/15/34 (a)	6,240,000	6,748,186
5.40%, 05/01/35	2,170,000	2,235,708
Sonoco Products Co.
2.85%, 02/01/32 (a)	1,975,000	1,738,336
5.00%, 09/01/34 (a)	3,175,000	3,094,291
Stanley Black & Decker, Inc.
3.00%, 05/15/32 (a)	2,085,000	1,836,822
Teledyne Technologies, Inc.
2.75%, 04/01/31 (a)	4,375,000	3,971,100
Textron, Inc.
2.45%, 03/15/31 (a)	1,815,000	1,613,226
6.10%, 11/15/33 (a)	1,695,000	1,809,701
5.50%, 05/15/35 (a)	2,335,000	2,372,337
Timken Co.
4.13%, 04/01/32 (a)	1,610,000	1,512,031
Trane Technologies Financing Ltd.
5.25%, 03/03/33 (a)	3,170,000	3,271,852
5.10%, 06/13/34 (a)	2,010,000	2,042,120
Veralto Corp.
5.45%, 09/18/33 (a)	3,140,000	3,239,978
Vontier Corp.
2.95%, 04/01/31 (a)	2,530,000	2,267,386
Vulcan Materials Co.
5.35%, 12/01/34 (a)	3,180,000	3,239,434
Waste Connections, Inc.
2.20%, 01/15/32 (a)	2,800,000	2,419,396
3.20%, 06/01/32 (a)	2,085,000	1,906,295
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 01/15/33 (a)	3,310,000	3,205,735
5.00%, 03/01/34 (a)	3,140,000	3,173,692
Waste Management, Inc.
1.50%, 03/15/31 (a)	3,870,000	3,312,565
4.95%, 07/03/31 (a)	3,115,000	3,200,102
4.80%, 03/15/32 (a)	3,445,000	3,502,153
4.15%, 04/15/32 (a)	4,351,000	4,265,590
4.63%, 02/15/33 (a)	2,130,000	2,135,176
4.88%, 02/15/34 (a)	6,170,000	6,262,612
4.95%, 03/15/35 (a)	6,510,000	6,541,573
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/34 (a)	2,200,000	2,280,014
5.50%, 05/29/35 (a)	3,000,000	3,047,250
WW Grainger, Inc.
4.45%, 09/15/34 (a)	2,285,000	2,233,862
Xylem, Inc.
2.25%, 01/30/31 (a)	2,300,000	2,041,641
		455,885,636
Communications 6.6%
America Movil SAB de CV
4.70%, 07/21/32 (a)	3,490,000	3,466,128
5.00%, 01/20/33 (a)	2,000,000	2,005,600
6.38%, 03/01/35	4,090,000	4,468,039
American Tower Corp.
1.88%, 10/15/30 (a)	3,365,000	2,928,963
2.70%, 04/15/31 (a)	3,215,000	2,885,205
2.30%, 09/15/31 (a)	3,135,000	2,725,130
4.05%, 03/15/32 (a)	2,740,000	2,620,317
5.65%, 03/15/33 (a)	3,375,000	3,518,775
5.55%, 07/15/33 (a)	3,715,000	3,835,552
5.90%, 11/15/33 (a)	3,345,000	3,536,668
5.45%, 02/15/34 (a)	2,655,000	2,733,004
5.40%, 01/31/35 (a)	2,790,000	2,852,636
5.35%, 03/15/35 (a)	1,275,000	1,301,482
AppLovin Corp.
5.38%, 12/01/31 (a)	4,485,000	4,566,717
5.50%, 12/01/34 (a)	4,260,000	4,332,079
AT&T, Inc.
4.70%, 08/15/30 (a)	4,500,000	4,542,615
2.75%, 06/01/31 (a)	13,275,000	12,037,239
2.25%, 02/01/32 (a)	10,905,000	9,392,586
2.55%, 12/01/33 (a)	16,535,000	13,847,070
5.40%, 02/15/34 (a)	11,870,000	12,219,571
4.50%, 05/15/35 (a)	10,890,000	10,380,892
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	1,925,000	1,629,474
5.10%, 05/11/33 (a)	3,715,000	3,715,446
5.20%, 02/15/34 (a)	2,990,000	2,995,113
British Telecommunications PLC
9.63%, 12/15/30 (g)	11,530,000	14,188,818
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (a)	7,245,000	6,464,061
2.30%, 02/01/32 (a)(c)	3,985,000	3,363,340
4.40%, 04/01/33 (a)	4,035,000	3,801,010
6.65%, 02/01/34 (a)	3,740,000	4,006,213
6.55%, 06/01/34 (a)	6,745,000	7,197,320
Comcast Corp.
4.25%, 10/15/30 (a)	6,635,000	6,604,346
1.95%, 01/15/31 (a)	6,385,000	5,598,623
1.50%, 02/15/31 (a)	7,705,000	6,580,609
4.95%, 05/15/32 (a)	2,500,000	2,544,425
5.50%, 11/15/32 (a)	4,465,000	4,690,706
4.25%, 01/15/33	7,150,000	6,916,195
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 02/15/33 (a)	4,470,000	4,441,973
7.05%, 03/15/33	3,310,000	3,768,402
4.80%, 05/15/33 (a)	4,155,000	4,147,770
5.30%, 06/01/34 (a)	5,420,000	5,555,121
4.20%, 08/15/34 (a)	4,375,000	4,138,269
5.30%, 05/15/35 (a)	3,500,000	3,567,340
5.65%, 06/15/35	4,000,000	4,187,160
Crown Castle, Inc.
3.30%, 07/01/30 (a)	3,030,000	2,837,747
2.25%, 01/15/31 (a)	4,580,000	3,988,172
2.10%, 04/01/31 (a)	4,730,000	4,061,935
2.50%, 07/15/31 (a)	3,065,000	2,675,776
5.10%, 05/01/33 (a)	3,275,000	3,264,258
5.80%, 03/01/34 (a)	3,450,000	3,579,306
5.20%, 09/01/34 (a)	2,820,000	2,795,128
Deutsche Telekom International Finance BV
9.25%, 06/01/32	2,210,000	2,762,500
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	3,215,000	2,792,485
Fox Corp.
6.50%, 10/13/33 (a)	5,350,000	5,790,358
Grupo Televisa SAB
8.50%, 03/11/32	1,320,000	1,475,536
Interpublic Group of Cos., Inc.
2.40%, 03/01/31 (a)	1,980,000	1,765,210
5.38%, 06/15/33 (a)	1,460,000	1,482,002
Koninklijke KPN NV
8.38%, 10/01/30	2,635,000	3,091,751
Meta Platforms, Inc.
4.55%, 08/15/31 (a)	4,230,000	4,291,843
3.85%, 08/15/32 (a)	12,980,000	12,488,967
4.95%, 05/15/33 (a)	7,120,000	7,304,693
4.75%, 08/15/34 (a)	11,240,000	11,295,975
Netflix, Inc.
4.90%, 08/15/34 (a)	4,430,000	4,516,695
Omnicom Group, Inc.
2.60%, 08/01/31 (a)	3,645,000	3,230,163
5.30%, 11/01/34 (a)	2,405,000	2,428,329
Orange SA
9.00%, 03/01/31	10,570,000	12,852,591
Paramount Global
7.88%, 07/30/30	3,565,000	3,956,401
4.95%, 01/15/31 (a)	5,670,000	5,513,678
4.20%, 05/19/32 (a)	4,105,000	3,750,862
5.50%, 05/15/33	1,835,000	1,773,399
Rogers Communications, Inc.
3.80%, 03/15/32 (a)	8,100,000	7,531,947
5.30%, 02/15/34 (a)	5,525,000	5,534,116
Sprint Capital Corp.
8.75%, 03/15/32	8,695,000	10,552,513
Take-Two Interactive Software, Inc.
4.00%, 04/14/32 (a)	2,160,000	2,049,840
5.60%, 06/12/34 (a)	1,225,000	1,271,121
Telefonica Europe BV
8.25%, 09/15/30	5,400,000	6,248,610
TELUS Corp.
3.40%, 05/13/32 (a)	3,835,000	3,497,213
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	4,555,000	5,303,523
T-Mobile USA, Inc.
2.55%, 02/15/31 (a)	10,820,000	9,702,835
2.88%, 02/15/31 (a)	4,900,000	4,463,704
3.50%, 04/15/31 (a)	10,930,000	10,273,653
2.25%, 11/15/31 (a)	4,175,000	3,623,566
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 03/15/32 (a)	4,205,000	3,708,474
5.13%, 05/15/32 (a)	5,150,000	5,250,270
5.20%, 01/15/33 (a)	5,445,000	5,538,981
5.05%, 07/15/33 (a)	11,070,000	11,143,615
5.75%, 01/15/34 (a)	4,995,000	5,234,610
5.15%, 04/15/34 (a)	5,090,000	5,157,799
4.70%, 01/15/35 (a)	4,330,000	4,198,844
5.30%, 05/15/35 (a)	4,000,000	4,052,800
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	2,260,000	2,582,502
Verizon Communications, Inc.
1.50%, 09/18/30 (a)	4,145,000	3,581,570
1.68%, 10/30/30 (a)	3,875,000	3,356,409
7.75%, 12/01/30	2,105,000	2,423,381
1.75%, 01/20/31 (a)	9,480,000	8,187,876
2.55%, 03/21/31 (a)	16,305,000	14,631,781
2.36%, 03/15/32 (a)	19,565,000	16,873,834
5.05%, 05/09/33 (a)	4,300,000	4,361,920
4.50%, 08/10/33	8,925,000	8,679,830
6.40%, 09/15/33	1,680,000	1,843,397
4.40%, 11/01/34 (a)	8,900,000	8,453,754
4.78%, 02/15/35 (a)	8,980,000	8,759,272
5.25%, 04/02/35 (a)	10,350,000	10,440,666
Vodafone Group PLC
6.25%, 11/30/32	2,145,000	2,326,596
Walt Disney Co.
2.65%, 01/13/31	11,090,000	10,230,858
6.55%, 03/15/33	1,630,000	1,841,346
6.20%, 12/15/34	4,360,000	4,873,041
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	12,316,000	10,402,957
Weibo Corp.
3.38%, 07/08/30 (a)	3,255,000	3,031,381
		577,284,167
Consumer Cyclical 6.9%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (a)(c)	6,395,000	5,656,314
4.50%, 11/28/34 (a)	2,800,000	2,697,128
5.25%, 05/26/35 (a)(f)	5,000,000	5,059,150
Amazon.com, Inc.
2.10%, 05/12/31 (a)	13,430,000	11,933,495
3.60%, 04/13/32 (a)	10,650,000	10,196,416
4.70%, 12/01/32 (a)	9,605,000	9,784,806
4.80%, 12/05/34 (a)	5,505,000	5,620,605
American Honda Finance Corp.
5.85%, 10/04/30	2,030,000	2,148,024
1.80%, 01/13/31	2,300,000	1,976,620
5.05%, 07/10/31	3,360,000	3,408,250
4.85%, 10/23/31	2,965,000	2,973,450
4.90%, 01/10/34	3,165,000	3,133,192
5.20%, 03/05/35	2,595,000	2,583,115
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/32 (a)	3,305,000	2,960,487
5.15%, 09/13/34 (a)	2,320,000	2,242,002
AutoNation, Inc.
2.40%, 08/01/31 (a)	2,200,000	1,893,276
3.85%, 03/01/32 (a)	2,860,000	2,634,746
5.89%, 03/15/35 (a)	2,095,000	2,126,111
AutoZone, Inc.
1.65%, 01/15/31 (a)	2,415,000	2,070,355
4.75%, 08/01/32 (a)	3,415,000	3,403,628
4.75%, 02/01/33 (a)	2,315,000	2,294,420
5.20%, 08/01/33 (a)	1,255,000	1,272,357
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.55%, 11/01/33 (a)	1,980,000	2,186,573
5.40%, 07/15/34 (a)	3,200,000	3,277,728
Best Buy Co., Inc.
1.95%, 10/01/30 (a)	2,725,000	2,388,980
Block Financial LLC
3.88%, 08/15/30 (a)	2,975,000	2,830,861
BorgWarner, Inc.
5.40%, 08/15/34 (a)	2,345,000	2,376,329
CBRE Services, Inc.
2.50%, 04/01/31 (a)	2,365,000	2,091,772
5.95%, 08/15/34 (a)	4,295,000	4,529,722
5.50%, 06/15/35 (a)	2,000,000	2,015,360
Choice Hotels International, Inc.
3.70%, 01/15/31 (a)	1,850,000	1,717,337
5.85%, 08/01/34 (a)	2,655,000	2,681,577
Costco Wholesale Corp.
1.75%, 04/20/32 (a)	4,025,000	3,445,843
Cummins, Inc.
1.50%, 09/01/30 (a)	3,595,000	3,138,435
4.70%, 02/15/31 (a)	3,385,000	3,415,059
5.15%, 02/20/34 (a)	3,010,000	3,072,939
5.30%, 05/09/35 (a)	4,500,000	4,572,900
Darden Restaurants, Inc.
6.30%, 10/10/33 (a)	2,235,000	2,396,993
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	3,080,000	2,765,224
Dollar General Corp.
5.00%, 11/01/32 (a)	2,825,000	2,836,724
5.45%, 07/05/33 (a)(c)	4,420,000	4,529,086
Dollar Tree, Inc.
2.65%, 12/01/31 (a)	3,280,000	2,895,879
DR Horton, Inc.
4.85%, 10/15/30 (a)	2,110,000	2,130,973
5.00%, 10/15/34 (a)	3,015,000	2,986,749
eBay, Inc.
2.60%, 05/10/31 (a)	3,375,000	3,031,628
6.30%, 11/22/32 (a)	1,780,000	1,945,647
Expedia Group, Inc.
2.95%, 03/15/31 (a)	2,435,000	2,219,843
5.40%, 02/15/35 (a)	4,030,000	4,059,217
Ford Motor Co.
7.45%, 07/16/31	4,670,000	5,064,101
3.25%, 02/12/32 (a)	11,050,000	9,324,432
6.10%, 08/19/32 (a)	7,495,000	7,494,550
Ford Motor Credit Co. LLC
4.00%, 11/13/30 (a)	7,435,000	6,788,452
6.05%, 03/05/31 (a)	4,390,000	4,384,951
3.63%, 06/17/31 (a)	4,420,000	3,894,108
6.05%, 11/05/31 (a)	5,430,000	5,404,262
6.53%, 03/19/32 (a)	3,305,000	3,356,194
7.12%, 11/07/33 (a)	5,445,000	5,653,598
6.13%, 03/08/34 (a)	7,100,000	6,919,092
6.50%, 02/07/35 (a)	5,380,000	5,378,440
General Motors Co.
5.60%, 10/15/32 (a)	5,025,000	5,109,018
5.00%, 04/01/35	3,270,000	3,089,888
6.25%, 04/15/35 (a)	2,500,000	2,573,650
General Motors Financial Co., Inc.
5.45%, 07/15/30 (a)	4,085,000	4,145,254
2.35%, 01/08/31 (a)	4,350,000	3,771,537
5.75%, 02/08/31 (a)	4,270,000	4,389,645
2.70%, 06/10/31 (a)	4,100,000	3,589,099
5.60%, 06/18/31 (a)	4,595,000	4,688,830
3.10%, 01/12/32 (a)	5,955,000	5,235,219
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 04/04/32 (a)	2,865,000	2,899,294
6.40%, 01/09/33 (a)	4,210,000	4,432,667
6.10%, 01/07/34 (a)	6,750,000	6,953,512
5.95%, 04/04/34 (a)	5,280,000	5,359,094
5.45%, 09/06/34 (a)	3,455,000	3,382,929
5.90%, 01/07/35 (a)	4,435,000	4,460,413
Genuine Parts Co.
1.88%, 11/01/30 (a)	2,100,000	1,818,117
2.75%, 02/01/32 (a)	2,445,000	2,135,047
6.88%, 11/01/33 (a)	1,500,000	1,672,410
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/31 (a)	2,925,000	2,762,458
3.25%, 01/15/32 (a)	3,342,000	2,950,618
6.75%, 12/01/33 (a)	1,655,000	1,771,793
5.63%, 09/15/34 (a)	3,600,000	3,593,124
Home Depot, Inc.
1.38%, 03/15/31 (a)	5,935,000	5,040,714
4.85%, 06/25/31 (a)	4,155,000	4,264,941
1.88%, 09/15/31 (a)	4,855,000	4,189,428
3.25%, 04/15/32 (a)	5,390,000	4,996,045
4.50%, 09/15/32 (a)	5,035,000	5,061,837
4.95%, 06/25/34 (a)	8,070,000	8,168,050
Honda Motor Co. Ltd.
4.69%, 07/08/30 (a)	5,500,000	5,511,165
2.97%, 03/10/32 (a)	2,985,000	2,677,276
Hyatt Hotels Corp.
5.38%, 12/15/31 (a)	2,060,000	2,093,537
5.75%, 03/30/32 (a)	2,095,000	2,152,361
5.50%, 06/30/34 (a)	1,555,000	1,558,157
Las Vegas Sands Corp.
6.20%, 08/15/34 (a)	2,025,000	2,070,988
Lear Corp.
2.60%, 01/15/32 (a)	1,500,000	1,296,855
Lennar Corp.
5.20%, 07/30/30 (a)	3,000,000	3,058,230
LKQ Corp.
6.25%, 06/15/33 (a)	2,565,000	2,710,615
Lowe's Cos., Inc.
1.70%, 10/15/30 (a)	5,575,000	4,857,497
2.63%, 04/01/31 (a)	6,485,000	5,851,091
3.75%, 04/01/32 (a)	7,125,000	6,724,789
5.00%, 04/15/33 (a)	5,265,000	5,323,020
5.15%, 07/01/33 (a)	4,195,000	4,283,808
Magna International, Inc.
5.50%, 03/21/33 (a)	2,120,000	2,175,608
5.88%, 06/01/35 (a)	1,750,000	1,796,533
Marriott International, Inc.
2.85%, 04/15/31 (a)	5,040,000	4,579,243
5.10%, 04/15/32 (a)	1,975,000	2,002,472
3.50%, 10/15/32 (a)	4,630,000	4,213,161
2.75%, 10/15/33 (a)	2,970,000	2,529,371
5.30%, 05/15/34 (a)	4,180,000	4,235,218
5.35%, 03/15/35 (a)	4,190,000	4,227,836
McDonald's Corp.
3.60%, 07/01/30 (a)	4,170,000	4,036,727
4.60%, 09/09/32 (a)	3,200,000	3,206,528
4.95%, 08/14/33 (a)	2,460,000	2,507,822
5.20%, 05/17/34 (a)	2,215,000	2,278,548
4.95%, 03/03/35 (a)	4,070,000	4,071,628
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	1,730,000	1,519,200
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	6,585,000	7,833,187
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Meritage Homes Corp.
5.65%, 03/15/35 (a)	2,100,000	2,108,400
O'Reilly Automotive, Inc.
1.75%, 03/15/31 (a)	1,945,000	1,673,575
4.70%, 06/15/32 (a)	3,840,000	3,821,184
5.00%, 08/19/34 (a)	2,145,000	2,133,417
PACCAR Financial Corp.
5.00%, 03/22/34	1,610,000	1,640,075
PulteGroup, Inc.
7.88%, 06/15/32	1,495,000	1,736,936
6.38%, 05/15/33	1,635,000	1,755,565
6.00%, 02/15/35	1,185,000	1,241,773
Ralph Lauren Corp.
5.00%, 06/15/32 (a)	2,000,000	2,032,220
Rollins, Inc.
5.25%, 02/24/35 (a)	2,000,000	2,008,700
Ross Stores, Inc.
1.88%, 04/15/31 (a)	2,295,000	1,969,202
Sands China Ltd.
3.25%, 08/08/31 (a)(h)	2,685,000	2,370,184
Starbucks Corp.
2.55%, 11/15/30 (a)	5,490,000	4,979,210
4.90%, 02/15/31 (a)	2,060,000	2,104,867
3.00%, 02/14/32 (a)	4,150,000	3,756,539
4.80%, 02/15/33 (a)	2,065,000	2,070,059
5.00%, 02/15/34 (a)	2,170,000	2,185,624
5.40%, 05/15/35 (a)	2,600,000	2,650,908
Tapestry, Inc.
3.05%, 03/15/32 (a)	2,035,000	1,817,255
5.50%, 03/11/35 (a)	3,290,000	3,304,673
Target Corp.
2.65%, 09/15/30 (a)	2,515,000	2,326,249
4.50%, 09/15/32 (a)	4,370,000	4,350,073
6.35%, 11/01/32	1,265,000	1,409,033
4.40%, 01/15/33 (a)	2,140,000	2,110,682
4.50%, 09/15/34 (a)	3,135,000	3,042,392
5.00%, 04/15/35 (a)	4,110,000	4,109,877
TJX Cos., Inc.
1.60%, 05/15/31 (a)	1,950,000	1,683,903
Toll Brothers Finance Corp.
5.60%, 06/15/35 (a)	1,970,000	1,987,119
Toyota Motor Corp.
2.36%, 03/25/31 (a)	2,010,000	1,801,282
5.12%, 07/13/33 (a)	2,025,000	2,085,406
5.05%, 06/30/35 (a)	2,000,000	2,018,080
Toyota Motor Credit Corp.
5.55%, 11/20/30	4,995,000	5,261,184
1.65%, 01/10/31	2,550,000	2,202,410
5.10%, 03/21/31	3,730,000	3,835,671
1.90%, 09/12/31	2,925,000	2,512,663
4.60%, 10/10/31	3,565,000	3,573,913
2.40%, 01/13/32	1,795,000	1,570,751
4.70%, 01/12/33	1,970,000	1,978,865
4.80%, 01/05/34	3,545,000	3,544,929
5.35%, 01/09/35	3,530,000	3,626,616
Tractor Supply Co.
1.75%, 11/01/30 (a)	3,125,000	2,711,313
5.25%, 05/15/33 (a)	3,180,000	3,246,271
Uber Technologies, Inc.
4.80%, 09/15/34 (a)	6,590,000	6,492,336
VICI Properties LP
5.13%, 11/15/31 (a)	3,495,000	3,501,990
5.13%, 05/15/32 (a)	6,720,000	6,699,235
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 04/01/34 (a)	2,305,000	2,358,568
5.63%, 04/01/35 (a)	3,940,000	3,977,233
Walmart, Inc.
1.80%, 09/22/31 (a)	8,850,000	7,718,173
4.15%, 09/09/32 (a)	5,520,000	5,457,182
4.10%, 04/15/33 (a)	6,330,000	6,190,740
4.90%, 04/28/35 (a)	7,180,000	7,274,848
		599,175,960
Consumer Non-Cyclical 12.3%
AbbVie, Inc.
4.95%, 03/15/31 (a)	8,755,000	8,992,698
5.05%, 03/15/34 (a)	13,010,000	13,256,149
4.55%, 03/15/35 (a)	7,320,000	7,116,943
5.20%, 03/15/35 (a)	4,505,000	4,606,858
4.50%, 05/14/35 (a)	10,950,000	10,585,912
Adventist Health System
5.43%, 03/01/32 (a)	1,520,000	1,538,316
5.76%, 12/01/34 (a)	1,915,000	1,920,534
Agilent Technologies, Inc.
2.30%, 03/12/31 (a)	3,605,000	3,196,806
4.75%, 09/09/34 (a)	2,565,000	2,526,653
Altria Group, Inc.
2.45%, 02/04/32 (a)	7,890,000	6,808,675
6.88%, 11/01/33 (a)	1,980,000	2,214,907
5.63%, 02/06/35 (a)	2,205,000	2,251,856
Amgen, Inc.
2.30%, 02/25/31 (a)	5,960,000	5,303,983
2.00%, 01/15/32 (a)	4,140,000	3,537,340
3.35%, 02/22/32 (a)	4,375,000	4,054,925
4.20%, 03/01/33 (a)	3,955,000	3,806,450
5.25%, 03/02/33 (a)	18,250,000	18,701,505
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 01/23/31 (a)	3,075,000	3,164,667
5.00%, 06/15/34 (a)	4,295,000	4,386,827
5.88%, 06/15/35	1,370,000	1,474,504
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (a)	3,175,000	2,867,406
5.94%, 10/01/32	1,490,000	1,618,617
4.50%, 08/15/33 (a)	2,400,000	2,355,120
Astrazeneca Finance LLC
4.90%, 02/26/31 (a)	4,420,000	4,544,556
2.25%, 05/28/31 (a)	3,415,000	3,057,552
4.88%, 03/03/33 (a)	2,055,000	2,093,161
5.00%, 02/26/34 (a)	6,295,000	6,421,781
AstraZeneca PLC
1.38%, 08/06/30 (a)	5,700,000	4,951,419
Banner Health
1.90%, 01/01/31 (a)	1,305,000	1,144,655
BAT Capital Corp.
6.34%, 08/02/30 (a)	4,000,000	4,313,080
5.83%, 02/20/31 (a)	3,530,000	3,717,549
2.73%, 03/25/31 (a)	5,355,000	4,826,461
4.74%, 03/16/32 (a)	4,255,000	4,229,385
5.35%, 08/15/32 (a)	4,170,000	4,271,206
7.75%, 10/19/32 (a)	2,420,000	2,798,996
6.42%, 08/02/33 (a)	5,675,000	6,185,239
6.00%, 02/20/34 (a)	3,970,000	4,188,985
Baxter International, Inc.
1.73%, 04/01/31 (a)	2,555,000	2,183,248
2.54%, 02/01/32 (a)	6,905,000	6,028,686
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	1,385,000	1,218,551
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Becton Dickinson & Co.
1.96%, 02/11/31 (a)	4,425,000	3,841,564
4.30%, 08/22/32 (a)	2,355,000	2,282,961
5.11%, 02/08/34 (a)	2,410,000	2,417,399
Biogen, Inc.
5.05%, 01/15/31 (a)	1,500,000	1,527,570
5.75%, 05/15/35 (a)	2,880,000	2,965,450
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	3,395,000	3,131,276
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	5,845,000	5,061,828
5.75%, 02/01/31 (a)	4,120,000	4,392,662
5.10%, 02/22/31 (a)	5,705,000	5,907,585
2.95%, 03/15/32 (a)	8,100,000	7,350,021
5.90%, 11/15/33 (a)	3,995,000	4,298,340
5.20%, 02/22/34 (a)	10,630,000	10,891,392
Brown-Forman Corp.
4.75%, 04/15/33 (a)	2,610,000	2,617,256
Brunswick Corp.
2.40%, 08/18/31 (a)	2,400,000	2,043,408
4.40%, 09/15/32 (a)	1,970,000	1,841,438
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (a)	4,065,000	3,682,687
4.65%, 09/17/34 (a)	3,705,000	3,595,703
Campbell's Co.
5.40%, 03/21/34 (a)	4,390,000	4,460,679
4.75%, 03/23/35 (a)	3,375,000	3,244,354
Cardinal Health, Inc.
5.45%, 02/15/34 (a)	1,995,000	2,054,152
5.35%, 11/15/34 (a)	4,230,000	4,316,123
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	1,300,000	1,137,578
Cencora, Inc.
2.70%, 03/15/31 (a)	4,105,000	3,710,879
5.13%, 02/15/34 (a)	2,090,000	2,107,577
5.15%, 02/15/35 (a)	3,225,000	3,257,024
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	1,615,000	1,410,589
5.60%, 11/15/32 (a)	2,380,000	2,507,282
Cigna Group
2.38%, 03/15/31 (a)	6,370,000	5,670,001
5.13%, 05/15/31 (a)	3,695,000	3,803,005
5.40%, 03/15/33 (a)	3,360,000	3,475,886
5.25%, 02/15/34 (a)	5,450,000	5,541,178
Clorox Co.
4.60%, 05/01/32 (a)	2,845,000	2,846,366
Coca-Cola Co.
2.00%, 03/05/31	3,165,000	2,816,913
1.38%, 03/15/31	5,560,000	4,777,541
2.25%, 01/05/32	8,555,000	7,577,249
5.00%, 05/13/34 (a)	4,890,000	5,038,949
4.65%, 08/14/34 (a)	2,880,000	2,896,963
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34 (a)	2,255,000	2,325,875
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (a)	3,235,000	2,650,436
5.10%, 05/06/35 (a)	2,115,000	2,102,966
Colgate-Palmolive Co.
3.25%, 08/15/32 (a)	2,195,000	2,038,738
4.60%, 03/01/33 (a)	2,280,000	2,308,249
CommonSpirit Health
2.78%, 10/01/30 (a)	2,290,000	2,100,686
5.21%, 12/01/31 (a)	3,305,000	3,393,045
5.32%, 12/01/34 (a)	3,140,000	3,160,410
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Conagra Brands, Inc.
8.25%, 09/15/30	1,250,000	1,458,588
Constellation Brands, Inc.
2.25%, 08/01/31 (a)	4,485,000	3,892,711
4.75%, 05/09/32 (a)	2,825,000	2,808,220
4.90%, 05/01/33 (a)(c)	3,445,000	3,416,820
CVS Health Corp.
1.75%, 08/21/30 (a)	5,480,000	4,740,364
5.25%, 01/30/31 (a)	3,210,000	3,284,023
1.88%, 02/28/31 (a)	5,680,000	4,869,407
5.55%, 06/01/31 (a)	4,090,000	4,252,578
2.13%, 09/15/31 (a)	4,300,000	3,679,252
5.25%, 02/21/33 (a)	8,120,000	8,179,276
5.30%, 06/01/33 (a)	5,435,000	5,482,067
5.70%, 06/01/34 (a)	5,310,000	5,471,689
Diageo Capital PLC
2.13%, 04/29/32 (a)	3,110,000	2,654,447
5.50%, 01/24/33 (a)	3,525,000	3,674,354
5.63%, 10/05/33 (a)	3,680,000	3,870,771
Diageo Investment Corp.
5.13%, 08/15/30 (a)	3,230,000	3,329,000
5.63%, 04/15/35 (a)	3,195,000	3,343,536
7.45%, 04/15/35	2,000,000	2,381,360
Eli Lilly & Co.
4.90%, 02/12/32 (a)	4,465,000	4,589,395
4.70%, 02/27/33 (a)	4,070,000	4,110,741
4.70%, 02/09/34 (a)	6,845,000	6,845,411
4.60%, 08/14/34 (a)	5,435,000	5,389,889
5.10%, 02/12/35 (a)	5,205,000	5,333,668
Estee Lauder Cos., Inc.
1.95%, 03/15/31 (a)	2,610,000	2,274,485
4.65%, 05/15/33 (a)	3,055,000	3,011,466
5.00%, 02/14/34 (a)	2,735,000	2,743,451
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	2,580,000	2,260,725
5.75%, 03/15/35 (a)	1,930,000	1,980,141
GE HealthCare Technologies, Inc.
4.80%, 01/15/31 (a)	2,950,000	2,975,193
5.91%, 11/22/32 (a)	7,525,000	8,012,168
5.50%, 06/15/35 (a)	3,750,000	3,842,213
General Mills, Inc.
2.25%, 10/14/31 (a)	2,035,000	1,773,197
4.95%, 03/29/33 (a)	3,960,000	3,971,801
5.25%, 01/30/35 (a)	3,620,000	3,638,969
Gilead Sciences, Inc.
1.65%, 10/01/30 (a)	4,340,000	3,795,417
5.25%, 10/15/33 (a)	4,440,000	4,594,734
5.10%, 06/15/35 (a)	4,260,000	4,313,420
GlaxoSmithKline Capital, Inc.
5.38%, 04/15/34	2,210,000	2,314,157
4.88%, 04/15/35 (a)	3,215,000	3,213,971
Haleon U.S. Capital LLC
3.63%, 03/24/32 (a)	9,020,000	8,443,893
Hasbro, Inc.
6.05%, 05/14/34 (a)	2,265,000	2,340,311
HCA, Inc.
3.50%, 09/01/30 (a)	11,465,000	10,847,151
5.45%, 04/01/31 (a)	7,685,000	7,925,694
2.38%, 07/15/31 (a)	3,840,000	3,346,714
5.50%, 03/01/32 (a)	3,125,000	3,228,406
3.63%, 03/15/32 (a)	8,650,000	7,982,047
5.50%, 06/01/33 (a)	5,185,000	5,317,529
5.60%, 04/01/34 (a)	6,080,000	6,234,432
5.45%, 09/15/34 (a)	5,630,000	5,680,163
5.75%, 03/01/35 (a)	6,620,000	6,810,193
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hershey Co.
4.95%, 02/24/32 (a)	2,325,000	2,379,940
4.50%, 05/04/33 (a)	1,745,000	1,734,146
5.10%, 02/24/35 (a)	2,305,000	2,343,793
Icon Investments Six DAC
6.00%, 05/08/34 (a)	2,225,000	2,274,328
Illumina, Inc.
2.55%, 03/23/31 (a)	2,115,000	1,863,442
J.M. Smucker Co.
2.13%, 03/15/32 (a)	1,675,000	1,421,640
6.20%, 11/15/33 (a)	4,085,000	4,387,658
4.25%, 03/15/35	2,960,000	2,750,728
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.75%, 12/01/31 (a)	2,205,000	2,052,811
3.63%, 01/15/32 (a)	3,870,000	3,542,908
3.00%, 05/15/32 (a)	4,740,000	4,153,520
5.75%, 04/01/33 (a)	6,860,000	7,061,753
6.75%, 03/15/34 (a)	6,495,000	7,097,216
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (a)(f)	4,510,000	4,675,607
Johnson & Johnson
1.30%, 09/01/30 (a)	7,655,000	6,668,117
4.90%, 06/01/31 (a)	5,030,000	5,210,476
4.85%, 03/01/32 (a)	6,085,000	6,260,491
4.95%, 05/15/33	2,320,000	2,404,773
4.38%, 12/05/33 (a)	3,660,000	3,668,491
4.95%, 06/01/34 (a)(c)	3,340,000	3,474,335
5.00%, 03/01/35 (a)	5,455,000	5,598,576
Kellanova
7.45%, 04/01/31	2,630,000	3,019,319
5.25%, 03/01/33 (a)	1,710,000	1,752,134
Kenvue, Inc.
4.85%, 05/22/32 (a)	3,190,000	3,228,886
4.90%, 03/22/33 (a)	5,410,000	5,490,879
Keurig Dr. Pepper, Inc.
2.25%, 03/15/31 (a)	1,980,000	1,749,686
5.20%, 03/15/31 (a)	2,180,000	2,251,460
4.05%, 04/15/32 (a)	3,605,000	3,469,488
5.30%, 03/15/34 (a)	3,570,000	3,660,464
5.15%, 05/15/35 (a)	2,120,000	2,116,841
Kimberly-Clark Corp.
2.00%, 11/02/31 (a)	2,580,000	2,279,482
4.50%, 02/16/33 (a)	1,725,000	1,728,657
Kraft Heinz Foods Co.
4.25%, 03/01/31 (a)	1,855,000	1,827,490
5.20%, 03/15/32 (a)	2,035,000	2,073,095
6.75%, 03/15/32	1,330,000	1,467,096
5.40%, 03/15/35 (a)	2,210,000	2,241,404
Kroger Co.
1.70%, 01/15/31 (a)	2,120,000	1,831,235
7.50%, 04/01/31	1,845,000	2,119,241
5.00%, 09/15/34 (a)	9,525,000	9,479,470
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (a)	2,075,000	1,870,779
4.55%, 04/01/32 (a)	2,360,000	2,326,346
4.80%, 10/01/34 (a)	3,535,000	3,463,699
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	2,250,000	1,954,508
4.95%, 04/15/33 (a)	2,160,000	2,183,198
4.70%, 10/15/34 (a)	2,140,000	2,076,292
McKesson Corp.
4.95%, 05/30/32 (a)	3,000,000	3,040,860
5.10%, 07/15/33 (a)	2,470,000	2,529,231
5.25%, 05/30/35 (a)	3,000,000	3,051,540
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	4,670,000	4,622,740
Medtronic, Inc.
4.38%, 03/15/35	7,825,000	7,573,817
Merck & Co., Inc.
2.15%, 12/10/31 (a)	9,020,000	7,877,978
4.50%, 05/17/33 (a)	6,280,000	6,263,986
6.50%, 12/01/33 (g)	2,780,000	3,157,385
Mondelez International, Inc.
1.50%, 02/04/31 (a)	3,175,000	2,714,657
3.00%, 03/17/32 (a)	3,095,000	2,796,147
1.88%, 10/15/32 (a)	2,530,000	2,116,345
4.75%, 08/28/34 (a)	2,000,000	1,976,300
5.13%, 05/06/35 (a)	1,700,000	1,707,769
Novartis Capital Corp.
2.20%, 08/14/30 (a)	6,195,000	5,645,875
4.00%, 09/18/31 (a)	2,830,000	2,788,597
4.20%, 09/18/34 (a)	5,500,000	5,302,605
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	1,460,000	1,198,237
OhioHealth Corp.
2.30%, 11/15/31 (a)	1,310,000	1,159,101
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 02/16/34 (a)	2,505,000	2,493,652
PepsiCo, Inc.
1.40%, 02/25/31 (a)	3,110,000	2,669,873
1.95%, 10/21/31 (a)	5,155,000	4,482,376
3.90%, 07/18/32 (a)	5,090,000	4,924,270
4.45%, 02/15/33 (a)	3,925,000	3,934,616
4.80%, 07/17/34 (a)	3,495,000	3,521,981
5.00%, 02/07/35 (a)	5,000,000	5,078,850
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33 (a)	21,880,000	21,854,619
Pfizer, Inc.
1.75%, 08/18/31 (a)	4,590,000	3,975,399
Philip Morris International, Inc.
5.50%, 09/07/30 (a)	2,620,000	2,741,594
1.75%, 11/01/30 (a)	3,515,000	3,067,084
5.13%, 02/13/31 (a)	5,805,000	5,980,717
4.75%, 11/01/31 (a)	3,250,000	3,274,213
5.75%, 11/17/32 (a)	6,055,000	6,405,403
5.38%, 02/15/33 (a)	10,150,000	10,487,792
5.63%, 09/07/33 (a)	4,280,000	4,487,537
5.25%, 02/13/34 (a)	7,530,000	7,687,603
4.90%, 11/01/34 (a)	3,180,000	3,167,852
4.88%, 04/30/35 (a)	3,000,000	2,961,900
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	1,355,000	1,136,601
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	4,385,000	4,234,638
3.50%, 03/01/32 (a)	3,715,000	3,349,667
6.25%, 07/01/33 (a)	4,450,000	4,709,657
6.88%, 05/15/34 (a)	2,005,000	2,204,317
Procter & Gamble Co.
1.20%, 10/29/30	5,375,000	4,642,388
1.95%, 04/23/31	4,385,000	3,899,054
2.30%, 02/01/32	3,520,000	3,156,806
4.05%, 01/26/33	3,395,000	3,351,985
4.55%, 01/29/34	3,465,000	3,480,385
5.80%, 08/15/34	2,085,000	2,262,121
4.55%, 10/24/34	2,625,000	2,622,506
4.60%, 05/01/35	2,025,000	2,026,823
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32 (a)	1,870,000	1,903,398
5.40%, 10/01/33 (a)	2,485,000	2,518,572
Quest Diagnostics, Inc.
2.80%, 06/30/31 (a)	2,930,000	2,659,444
6.40%, 11/30/33 (a)	3,090,000	3,390,997
5.00%, 12/15/34 (a)	3,470,000	3,457,647
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	5,555,000	4,831,350
Revvity, Inc.
2.55%, 03/15/31 (a)	1,845,000	1,622,106
2.25%, 09/15/31 (a)	2,045,000	1,752,708
Royalty Pharma PLC
2.20%, 09/02/30 (a)	4,250,000	3,768,730
2.15%, 09/02/31 (a)	2,430,000	2,089,217
5.40%, 09/02/34 (a)	2,205,000	2,235,672
Smith & Nephew PLC
2.03%, 10/14/30 (a)	4,265,000	3,739,467
5.40%, 03/20/34 (a)	2,670,000	2,711,545
Solventum Corp.
5.45%, 03/13/31 (a)	4,315,000	4,483,026
5.60%, 03/23/34 (a)	7,325,000	7,541,014
Stanford Health Care
3.31%, 08/15/30 (a)	1,280,000	1,222,323
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	3,000,000	2,696,610
Stryker Corp.
4.63%, 09/11/34 (a)	3,290,000	3,240,683
5.20%, 02/10/35 (a)	4,315,000	4,399,272
Sutter Health
2.29%, 08/15/30 (a)	3,145,000	2,842,671
5.21%, 08/15/32 (a)	2,125,000	2,184,054
5.16%, 08/15/33 (a)	1,620,000	1,643,927
Sysco Corp.
5.10%, 09/23/30 (a)	3,150,000	3,232,089
2.45%, 12/14/31 (a)	1,660,000	1,455,920
6.00%, 01/17/34 (a)	2,040,000	2,189,593
5.40%, 03/23/35 (a)	2,535,000	2,580,123
Takeda Pharmaceutical Co. Ltd.
5.30%, 07/05/34 (a)	4,825,000	4,905,240
Thermo Fisher Scientific, Inc.
4.98%, 08/10/30 (a)	3,195,000	3,289,508
2.00%, 10/15/31 (a)	5,385,000	4,700,997
4.95%, 11/21/32 (a)	3,365,000	3,442,832
5.09%, 08/10/33 (a)	4,030,000	4,124,624
5.20%, 01/31/34 (a)	2,050,000	2,108,692
Tyson Foods, Inc.
5.70%, 03/15/34 (a)	3,650,000	3,779,064
4.88%, 08/15/34 (a)	2,450,000	2,393,038
Unilever Capital Corp.
1.38%, 09/14/30 (a)	2,305,000	2,005,096
1.75%, 08/12/31 (a)	3,335,000	2,889,244
5.90%, 11/15/32	4,270,000	4,659,210
5.00%, 12/08/33 (a)	3,315,000	3,406,958
4.63%, 08/12/34 (a)	4,615,000	4,585,972
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	3,390,000	3,024,355
2.65%, 01/15/32 (a)	2,400,000	2,037,984
5.05%, 10/15/34 (a)	2,090,000	1,999,399
UPMC
5.04%, 05/15/33 (a)	2,125,000	2,133,691
Wyeth LLC
6.50%, 02/01/34	3,320,000	3,702,995
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31 (a)	3,305,000	2,926,148
5.20%, 09/15/34 (a)	2,895,000	2,906,870
5.50%, 02/19/35 (a)	2,670,000	2,740,034
Zoetis, Inc.
5.60%, 11/16/32 (a)	3,080,000	3,256,361
		1,066,864,819
Energy 6.9%
APA Corp.
6.10%, 02/15/35 (a)(f)	1,530,000	1,498,681
Boardwalk Pipelines LP
3.40%, 02/15/31 (a)	2,120,000	1,959,198
3.60%, 09/01/32 (a)	2,180,000	1,977,129
5.63%, 08/01/34 (a)	2,560,000	2,600,038
BP Capital Markets America, Inc.
1.75%, 08/10/30 (a)	4,385,000	3,856,476
2.72%, 01/12/32 (a)	8,375,000	7,492,861
4.81%, 02/13/33 (a)	10,040,000	10,027,751
4.89%, 09/11/33 (a)	6,345,000	6,359,340
4.99%, 04/10/34 (a)	4,517,000	4,547,761
5.23%, 11/17/34 (a)	8,570,000	8,719,632
Burlington Resources LLC
7.20%, 08/15/31	1,675,000	1,910,438
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (a)	1,955,000	1,796,156
7.20%, 01/15/32	1,840,000	2,030,274
6.45%, 06/30/33	1,670,000	1,777,966
5.40%, 12/15/34 (a)(f)	2,925,000	2,906,631
5.85%, 02/01/35	1,620,000	1,649,840
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	2,480,000	2,145,002
Cheniere Energy Partners LP
4.00%, 03/01/31 (a)	7,040,000	6,699,686
3.25%, 01/31/32 (a)	4,850,000	4,347,540
5.95%, 06/30/33 (a)	6,115,000	6,386,017
5.75%, 08/15/34 (a)	5,255,000	5,399,512
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	6,165,000	6,322,454
Chevron USA, Inc.
4.82%, 04/15/32 (a)	2,865,000	2,924,879
4.98%, 04/15/35 (a)	3,440,000	3,483,585
ConocoPhillips
5.90%, 10/15/32	2,420,000	2,614,229
ConocoPhillips Co.
4.85%, 01/15/32 (a)	2,780,000	2,811,553
5.05%, 09/15/33 (a)	4,470,000	4,554,572
5.00%, 01/15/35 (a)	5,445,000	5,444,292
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	2,190,000	2,209,184
5.40%, 02/15/35 (a)	3,360,000	3,327,811
DCP Midstream Operating LP
8.13%, 08/16/30	1,245,000	1,451,471
3.25%, 02/15/32 (a)	1,715,000	1,516,249
Devon Energy Corp.
7.88%, 09/30/31	2,830,000	3,261,264
7.95%, 04/15/32	1,720,000	1,980,236
5.20%, 09/15/34 (a)	5,290,000	5,141,986
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	3,510,000	3,219,021
6.25%, 03/15/33 (a)	4,815,000	5,131,779
5.40%, 04/18/34 (a)	5,495,000	5,512,364
5.55%, 04/01/35 (a)	5,570,000	5,632,718
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35 (a)	2,920,000	3,042,990
Enbridge, Inc.
6.20%, 11/15/30 (a)	3,045,000	3,260,586
5.70%, 03/08/33 (a)	9,995,000	10,372,611
2.50%, 08/01/33 (a)	4,580,000	3,815,781
5.63%, 04/05/34 (a)	5,185,000	5,336,869
5.55%, 06/20/35 (a)	4,000,000	4,068,680
7.20%, 06/27/54 (a)(b)	2,940,000	3,024,966
Energy Transfer LP
6.40%, 12/01/30 (a)	4,295,000	4,633,790
5.75%, 02/15/33 (a)	6,540,000	6,791,921
6.55%, 12/01/33 (a)	6,550,000	7,108,846
5.55%, 05/15/34 (a)	5,515,000	5,589,011
5.60%, 09/01/34 (a)	5,110,000	5,193,497
4.90%, 03/15/35 (a)	2,470,000	2,370,187
5.70%, 04/01/35 (a)	5,275,000	5,375,067
Enterprise Products Operating LLC
4.60%, 01/15/31 (a)	3,250,000	3,274,148
5.35%, 01/31/33 (a)	4,460,000	4,625,421
6.88%, 03/01/33	2,095,000	2,361,694
4.85%, 01/31/34 (a)	4,285,000	4,273,259
6.65%, 10/15/34	1,575,000	1,751,636
4.95%, 02/15/35 (a)	4,695,000	4,682,277
EOG Resources, Inc.
5.00%, 07/15/32 (a)	5,000,000	5,060,800
3.90%, 04/01/35 (a)	3,155,000	2,889,223
EQT Corp.
4.75%, 01/15/31 (a)(f)	4,795,000	4,723,267
5.75%, 02/01/34 (a)	3,075,000	3,180,104
Expand Energy Corp.
4.75%, 02/01/32 (a)	4,790,000	4,653,437
5.70%, 01/15/35 (a)	3,475,000	3,531,643
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	8,560,000	7,926,474
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	2,375,000	1,987,804
5.50%, 12/01/34 (a)(c)(f)	2,435,000	2,223,642
Hess Corp.
7.30%, 08/15/31	2,835,000	3,221,637
7.13%, 03/15/33	2,165,000	2,455,586
HF Sinclair Corp.
4.50%, 10/01/30 (a)	1,410,000	1,369,519
5.75%, 01/15/31 (a)	3,000,000	3,074,760
6.25%, 01/15/35 (a)	3,285,000	3,337,396
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	1,240,000	1,395,595
7.75%, 03/15/32	1,285,000	1,476,478
7.30%, 08/15/33	2,260,000	2,551,540
5.80%, 03/15/35	2,125,000	2,201,054
Kinder Morgan, Inc.
2.00%, 02/15/31 (a)	3,350,000	2,923,110
7.80%, 08/01/31	2,325,000	2,680,795
7.75%, 01/15/32	4,430,000	5,117,004
4.80%, 02/01/33 (a)	3,579,000	3,530,898
5.20%, 06/01/33 (a)	6,520,000	6,558,924
5.40%, 02/01/34 (a)	4,295,000	4,352,467
5.30%, 12/01/34 (a)	3,315,000	3,325,442
5.85%, 06/01/35 (a)	3,370,000	3,494,218
Marathon Petroleum Corp.
5.70%, 03/01/35 (a)	3,945,000	4,002,715
MPLX LP
2.65%, 08/15/30 (a)	6,740,000	6,105,294
4.95%, 09/01/32 (a)	4,370,000	4,330,233
5.00%, 03/01/33 (a)	4,975,000	4,912,713
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 06/01/34 (a)	7,065,000	7,103,222
5.40%, 04/01/35 (a)	4,170,000	4,141,561
National Fuel Gas Co.
2.95%, 03/01/31 (a)	2,050,000	1,831,593
5.95%, 03/15/35 (a)	2,280,000	2,335,108
Occidental Petroleum Corp.
8.88%, 07/15/30 (a)	4,265,000	4,884,918
6.63%, 09/01/30 (a)	6,010,000	6,362,727
6.13%, 01/01/31 (a)	4,960,000	5,144,214
7.50%, 05/01/31	3,820,000	4,211,779
7.88%, 09/15/31	2,180,000	2,451,497
5.38%, 01/01/32 (a)	4,330,000	4,302,158
5.55%, 10/01/34 (a)(c)	5,270,000	5,176,984
ONEOK, Inc.
5.80%, 11/01/30 (a)	2,405,000	2,519,791
6.35%, 01/15/31 (a)	2,570,000	2,750,234
4.75%, 10/15/31 (a)	5,365,000	5,321,490
6.10%, 11/15/32 (a)	3,140,000	3,323,721
6.05%, 09/01/33 (a)	6,355,000	6,673,957
5.65%, 09/01/34 (a)	2,070,000	2,098,835
5.05%, 11/01/34 (a)	6,975,000	6,793,162
6.00%, 06/15/35	2,000,000	2,080,120
Ovintiv, Inc.
8.13%, 09/15/30	1,285,000	1,461,302
7.20%, 11/01/31	1,565,000	1,704,880
7.38%, 11/01/31	2,195,000	2,408,200
6.25%, 07/15/33 (a)	2,625,000	2,710,654
6.50%, 08/15/34	2,615,000	2,717,770
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	1,745,000	1,789,253
Phillips 66
2.15%, 12/15/30 (a)	3,640,000	3,207,568
4.65%, 11/15/34 (a)	4,275,000	4,083,993
Phillips 66 Co.
5.25%, 06/15/31 (a)	5,450,000	5,603,036
5.30%, 06/30/33 (a)	3,930,000	3,979,046
4.95%, 03/15/35 (a)	2,555,000	2,479,832
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	4,830,000	4,285,949
2.15%, 01/15/31 (a)	4,575,000	4,065,253
Plains All American Pipeline LP
5.95%, 06/15/35 (a)	4,500,000	4,629,645
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/30 (a)	3,380,000	3,232,936
5.70%, 09/15/34 (a)	2,610,000	2,659,042
Shell Finance U.S., Inc.
4.13%, 05/11/35	5,125,000	4,845,482
Shell International Finance BV
4.13%, 05/11/35 (c)	1,250,000	1,232,488
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)(f)	5,835,000	5,773,966
Suncor Energy, Inc.
7.15%, 02/01/32	2,000,000	2,213,500
5.95%, 12/01/34	2,225,000	2,309,995
Targa Resources Corp.
4.90%, 09/15/30 (a)	3,250,000	3,279,673
4.20%, 02/01/33 (a)	3,400,000	3,189,030
6.13%, 03/15/33 (a)	3,745,000	3,953,222
6.50%, 03/30/34 (a)	4,370,000	4,701,683
5.50%, 02/15/35 (a)	4,385,000	4,405,785
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31 (a)	4,377,000	4,341,765
4.00%, 01/15/32 (a)	4,145,000	3,858,995
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Eastern Transmission LP
7.00%, 07/15/32	1,995,000	2,213,253
TotalEnergies Capital SA
5.15%, 04/05/34 (a)	5,180,000	5,307,894
4.72%, 09/10/34 (a)	3,340,000	3,321,229
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (a)	5,715,000	5,485,886
5.60%, 03/31/34	1,590,000	1,621,339
Valero Energy Corp.
2.80%, 12/01/31 (a)	1,990,000	1,774,364
7.50%, 04/15/32	3,085,000	3,532,726
Western Midstream Operating LP
6.15%, 04/01/33 (a)	3,280,000	3,413,496
5.45%, 11/15/34 (a)	3,325,000	3,263,155
Williams Cos., Inc.
3.50%, 11/15/30 (a)	4,915,000	4,651,458
7.50%, 01/15/31	1,450,000	1,641,893
2.60%, 03/15/31 (a)	6,395,000	5,732,926
8.75%, 03/15/32	1,970,000	2,372,451
4.65%, 08/15/32 (a)	4,240,000	4,161,136
5.65%, 03/15/33 (a)	3,430,000	3,568,915
5.15%, 03/15/34 (a)	5,510,000	5,508,347
5.60%, 03/15/35 (a)	4,285,000	4,407,680
Woodside Finance Ltd.
5.70%, 05/19/32 (a)	2,000,000	2,038,480
5.10%, 09/12/34 (a)	5,395,000	5,216,318
6.00%, 05/19/35 (a)	5,500,000	5,621,825
		601,660,370
Industrial Other 0.4%
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	2,885,000	2,960,096
5.95%, 04/15/35 (a)	2,760,000	2,817,712
Cintas Corp. No. 2
4.00%, 05/01/32 (a)	3,430,000	3,318,251
Cornell University
4.84%, 06/15/34 (a)(c)	2,310,000	2,323,005
Emory University
2.14%, 09/01/30 (a)	2,450,000	2,208,356
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	2,009,000	2,093,519
Johns Hopkins University
4.71%, 07/01/32 (a)	1,469,000	1,487,054
Leland Stanford Junior University
4.68%, 03/01/35 (a)	1,670,000	1,669,566
President & Fellows of Harvard College
4.61%, 02/15/35 (a)(c)	3,070,000	3,046,821
Quanta Services, Inc.
2.90%, 10/01/30 (a)	4,193,000	3,869,678
2.35%, 01/15/32 (a)	2,195,000	1,892,946
5.25%, 08/09/34 (a)	2,730,000	2,766,746
Trustees of Princeton University
4.65%, 07/01/30 (a)	1,250,000	1,280,225
Yale University
4.70%, 04/15/32 (a)	1,510,000	1,535,625
		33,269,600
Technology 9.0%
Accenture Capital, Inc.
4.25%, 10/04/31 (a)	4,980,000	4,934,682
4.50%, 10/04/34 (a)	6,580,000	6,405,564
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Adobe, Inc.
4.95%, 04/04/34 (a)	3,390,000	3,463,258
5.30%, 01/17/35 (a)	1,975,000	2,067,628
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	1,990,000	1,921,544
Alphabet, Inc.
1.10%, 08/15/30 (a)	9,595,000	8,292,767
4.50%, 05/15/35 (a)	5,500,000	5,430,975
Analog Devices, Inc.
2.10%, 10/01/31 (a)	4,930,000	4,310,989
5.05%, 04/01/34 (a)	2,695,000	2,763,022
Apple, Inc.
1.25%, 08/20/30 (a)	5,345,000	4,640,903
1.65%, 02/08/31 (a)	11,755,000	10,267,875
1.70%, 08/05/31 (a)	4,875,000	4,239,641
4.50%, 05/12/32 (a)	4,650,000	4,710,310
3.35%, 08/08/32 (a)	6,350,000	5,996,813
4.30%, 05/10/33 (a)	4,240,000	4,256,536
4.75%, 05/12/35 (a)	4,240,000	4,276,252
Arrow Electronics, Inc.
2.95%, 02/15/32 (a)	2,135,000	1,880,657
5.88%, 04/10/34 (a)	2,215,000	2,288,981
Atlassian Corp.
5.50%, 05/15/34 (a)	2,250,000	2,312,033
Autodesk, Inc.
2.40%, 12/15/31 (a)	4,125,000	3,621,420
5.30%, 06/15/35 (a)	2,500,000	2,543,875
Automatic Data Processing, Inc.
1.25%, 09/01/30 (a)	4,155,000	3,601,720
4.75%, 05/08/32 (a)	5,050,000	5,126,002
4.45%, 09/09/34 (a)	4,515,000	4,427,228
Avnet, Inc.
3.00%, 05/15/31 (a)	1,270,000	1,137,387
5.50%, 06/01/32 (a)	1,400,000	1,412,824
Baidu, Inc.
2.38%, 10/09/30 (a)(c)	1,425,000	1,292,233
2.38%, 08/23/31 (a)	2,945,000	2,628,206
Broadcom, Inc.
4.15%, 11/15/30 (a)	7,970,000	7,847,342
2.45%, 02/15/31 (a)(f)	12,205,000	10,921,644
5.15%, 11/15/31 (a)	6,680,000	6,875,590
4.55%, 02/15/32 (a)	3,915,000	3,883,249
4.15%, 04/15/32 (a)(f)	5,415,000	5,221,035
5.20%, 04/15/32 (a)	4,935,000	5,077,177
4.30%, 11/15/32 (a)	8,985,000	8,719,763
2.60%, 02/15/33 (a)(f)	7,795,000	6,677,743
3.42%, 04/15/33 (a)(f)	9,380,000	8,507,003
3.47%, 04/15/34 (a)(f)	14,025,000	12,527,691
4.80%, 10/15/34 (a)	7,320,000	7,233,697
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31 (a)	4,420,000	3,942,198
Cadence Design Systems, Inc.
4.70%, 09/10/34 (a)	4,400,000	4,350,456
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31 (a)	4,435,000	4,091,021
5.55%, 08/22/34 (a)	2,495,000	2,508,972
CGI, Inc.
2.30%, 09/14/31 (a)	1,745,000	1,512,618
Cisco Systems, Inc.
4.95%, 02/26/31 (a)	10,630,000	10,937,526
4.95%, 02/24/32 (a)	4,500,000	4,614,345
5.05%, 02/26/34 (a)	11,565,000	11,843,138
5.10%, 02/24/35 (a)	5,420,000	5,552,411
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Concentrix Corp.
6.85%, 08/02/33 (a)	2,330,000	2,436,761
Dell International LLC/EMC Corp.
6.20%, 07/15/30 (a)	3,090,000	3,308,278
5.30%, 04/01/32 (a)	4,510,000	4,609,581
5.75%, 02/01/33 (a)	4,165,000	4,373,791
5.40%, 04/15/34 (a)	4,650,000	4,740,907
4.85%, 02/01/35 (a)	3,450,000	3,333,321
5.50%, 04/01/35 (a)	4,420,000	4,468,443
Equifax, Inc.
2.35%, 09/15/31 (a)	4,305,000	3,758,007
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/34 (a)	3,175,000	3,253,550
Equinix, Inc.
2.15%, 07/15/30 (a)	4,535,000	4,037,783
2.50%, 05/15/31 (a)	4,655,000	4,127,123
3.90%, 04/15/32 (a)	4,930,000	4,671,076
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	2,115,000	1,928,034
Fidelity National Information Services, Inc.
2.25%, 03/01/31 (a)	3,665,000	3,222,085
5.10%, 07/15/32 (a)	3,265,000	3,330,365
Fiserv, Inc.
5.35%, 03/15/31 (a)	2,030,000	2,105,739
5.60%, 03/02/33 (a)	4,050,000	4,204,872
5.63%, 08/21/33 (a)	5,925,000	6,160,815
5.45%, 03/15/34 (a)	3,065,000	3,138,958
5.15%, 08/12/34 (a)	3,755,000	3,768,743
Flex Ltd.
5.25%, 01/15/32 (a)	2,175,000	2,200,013
Fortinet, Inc.
2.20%, 03/15/31 (a)	2,290,000	2,019,276
Global Payments, Inc.
2.90%, 11/15/31 (a)	3,215,000	2,845,950
5.40%, 08/15/32 (a)	3,350,000	3,420,317
Hewlett Packard Enterprise Co.
4.85%, 10/15/31 (a)	5,515,000	5,495,091
5.00%, 10/15/34 (a)	8,560,000	8,312,702
HP, Inc.
2.65%, 06/17/31 (a)	4,550,000	4,020,334
4.20%, 04/15/32 (a)	2,850,000	2,724,857
5.50%, 01/15/33 (a)	4,705,000	4,802,252
6.10%, 04/25/35 (a)	2,250,000	2,330,100
IBM International Capital Pte. Ltd.
4.75%, 02/05/31 (a)	2,435,000	2,467,775
4.90%, 02/05/34 (a)	4,465,000	4,458,258
Intel Corp.
5.00%, 02/21/31 (a)	2,255,000	2,292,952
2.00%, 08/12/31 (a)	5,440,000	4,675,517
4.15%, 08/05/32 (a)	5,300,000	5,032,509
4.00%, 12/15/32	3,015,000	2,827,377
5.20%, 02/10/33 (a)	9,485,000	9,569,037
5.15%, 02/21/34 (a)(c)	4,230,000	4,221,878
International Business Machines Corp.
2.72%, 02/09/32 (a)	2,150,000	1,916,596
5.00%, 02/10/32 (a)	3,785,000	3,863,085
4.40%, 07/27/32 (a)	3,185,000	3,141,780
5.88%, 11/29/32	2,710,000	2,925,147
4.75%, 02/06/33 (a)	2,985,000	3,000,761
5.20%, 02/10/35 (a)	3,550,000	3,603,463
Intuit, Inc.
1.65%, 07/15/30 (a)	2,385,000	2,108,769
5.20%, 09/15/33 (a)	5,125,000	5,310,627
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jabil, Inc.
3.00%, 01/15/31 (a)	2,700,000	2,465,100
Juniper Networks, Inc.
2.00%, 12/10/30 (a)	1,880,000	1,637,292
Keysight Technologies, Inc.
5.35%, 07/30/30 (a)	3,250,000	3,355,560
4.95%, 10/15/34 (a)	2,535,000	2,507,546
KLA Corp.
4.65%, 07/15/32 (a)	4,260,000	4,290,118
4.70%, 02/01/34 (a)	2,155,000	2,146,703
Kyndryl Holdings, Inc.
3.15%, 10/15/31 (a)	2,735,000	2,472,167
6.35%, 02/20/34 (a)	2,120,000	2,266,577
Leidos, Inc.
2.30%, 02/15/31 (a)	4,215,000	3,691,413
5.40%, 03/15/32 (a)	2,135,000	2,187,329
5.75%, 03/15/33 (a)	3,115,000	3,255,113
5.50%, 03/15/35 (a)	2,210,000	2,245,890
Marvell Technology, Inc.
4.75%, 07/15/30 (a)	2,000,000	2,009,600
2.95%, 04/15/31 (a)	3,285,000	2,992,372
5.95%, 09/15/33 (a)	2,225,000	2,352,070
Mastercard, Inc.
1.90%, 03/15/31 (a)	2,535,000	2,240,306
2.00%, 11/18/31 (a)	3,975,000	3,468,347
4.35%, 01/15/32 (a)	4,895,000	4,877,623
4.95%, 03/15/32 (a)	1,990,000	2,048,864
4.85%, 03/09/33 (a)	3,265,000	3,328,276
4.88%, 05/09/34 (a)	4,515,000	4,571,979
4.55%, 01/15/35 (a)	4,710,000	4,634,075
Micron Technology, Inc.
5.30%, 01/15/31 (a)	4,400,000	4,507,976
2.70%, 04/15/32 (a)	4,235,000	3,687,711
5.65%, 11/01/32 (a)	2,125,000	2,210,893
5.88%, 02/09/33 (a)	3,305,000	3,448,239
5.88%, 09/15/33 (a)	3,780,000	3,956,337
5.80%, 01/15/35 (a)	4,575,000	4,730,779
Microsoft Corp.
1.35%, 09/15/30 (a)	1,905,000	1,668,971
3.50%, 02/12/35 (a)	6,445,000	6,025,044
Moody's Corp.
2.00%, 08/19/31 (a)	2,455,000	2,131,554
4.25%, 08/08/32 (a)	2,265,000	2,213,924
5.00%, 08/05/34 (a)	2,260,000	2,284,476
Motorola Solutions, Inc.
4.85%, 08/15/30 (a)	2,750,000	2,781,350
2.30%, 11/15/30 (a)	4,090,000	3,639,200
2.75%, 05/24/31 (a)	3,585,000	3,222,843
5.60%, 06/01/32 (a)	2,445,000	2,546,785
5.20%, 08/15/32 (a)	2,500,000	2,542,700
5.40%, 04/15/34 (a)	3,780,000	3,858,889
NetApp, Inc.
5.50%, 03/17/32 (a)	2,950,000	3,046,583
5.70%, 03/17/35 (a)	2,725,000	2,802,254
NVIDIA Corp.
2.00%, 06/15/31 (a)	5,105,000	4,531,862
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31 (a)	4,670,000	4,125,618
2.65%, 02/15/32 (a)	4,040,000	3,517,345
5.00%, 01/15/33 (a)	4,065,000	4,057,764
Oracle Corp.
2.88%, 03/25/31 (a)	14,310,000	13,049,432
5.25%, 02/03/32 (a)	5,620,000	5,770,166
6.25%, 11/09/32 (a)	9,440,000	10,218,328
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 02/06/33 (a)	6,770,000	6,787,940
4.30%, 07/08/34 (a)	7,825,000	7,435,158
4.70%, 09/27/34 (a)	7,615,000	7,397,516
3.90%, 05/15/35 (a)	5,480,000	4,946,796
Paychex, Inc.
5.35%, 04/15/32 (a)	6,510,000	6,685,835
5.60%, 04/15/35 (a)	5,230,000	5,408,866
PayPal Holdings, Inc.
4.40%, 06/01/32 (a)	5,055,000	5,001,063
5.15%, 06/01/34 (a)	3,555,000	3,610,849
5.10%, 04/01/35 (a)	2,665,000	2,675,980
QUALCOMM, Inc.
1.65%, 05/20/32 (a)	5,710,000	4,753,175
4.25%, 05/20/32 (a)	2,005,000	1,984,449
4.75%, 05/20/32 (a)	1,700,000	1,721,658
5.40%, 05/20/33 (a)	2,850,000	3,006,095
4.65%, 05/20/35 (a)	4,500,000	4,459,995
5.00%, 05/20/35 (a)	2,650,000	2,671,995
RELX Capital, Inc.
4.75%, 05/20/32 (a)	1,950,000	1,965,522
5.25%, 03/27/35 (a)	3,435,000	3,517,028
Roper Technologies, Inc.
1.75%, 02/15/31 (a)	4,375,000	3,757,469
4.75%, 02/15/32 (a)	2,325,000	2,330,301
4.90%, 10/15/34 (a)	4,245,000	4,195,206
S&P Global, Inc.
1.25%, 08/15/30 (a)	2,745,000	2,366,684
2.90%, 03/01/32 (a)	6,125,000	5,570,381
5.25%, 09/15/33 (a)	3,305,000	3,434,820
Salesforce, Inc.
1.95%, 07/15/31 (a)	6,525,000	5,726,014
ServiceNow, Inc.
1.40%, 09/01/30 (a)	6,155,000	5,334,723
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	2,250,000	1,984,005
Synopsys, Inc.
5.00%, 04/01/32 (a)	6,515,000	6,602,301
5.15%, 04/01/35 (a)	10,600,000	10,692,432
TD SYNNEX Corp.
2.65%, 08/09/31 (a)	2,235,000	1,932,582
6.10%, 04/12/34 (a)	2,560,000	2,693,990
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	2,240,000	2,029,485
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	2,310,000	2,044,096
Texas Instruments, Inc.
1.90%, 09/15/31 (a)	2,370,000	2,071,522
3.65%, 08/16/32 (a)	1,935,000	1,833,993
4.90%, 03/14/33 (a)	4,045,000	4,141,878
4.85%, 02/08/34 (a)	2,415,000	2,453,254
5.10%, 05/23/35 (a)	2,500,000	2,547,250
Trimble, Inc.
6.10%, 03/15/33 (a)	3,375,000	3,589,177
TSMC Arizona Corp.
2.50%, 10/25/31 (a)	5,250,000	4,713,712
4.25%, 04/22/32 (a)	4,300,000	4,239,585
Tyco Electronics Group SA
4.50%, 02/09/31 (a)	1,875,000	1,874,738
2.50%, 02/04/32 (a)	2,465,000	2,174,943
5.00%, 05/09/35 (a)	2,240,000	2,230,390
VeriSign, Inc.
2.70%, 06/15/31 (a)	3,120,000	2,793,960
5.25%, 06/01/32 (a)	2,195,000	2,239,339
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Verisk Analytics, Inc.
5.75%, 04/01/33 (a)	2,020,000	2,126,898
5.25%, 06/05/34 (a)	2,590,000	2,645,556
5.25%, 03/15/35 (a)	3,080,000	3,100,513
Visa, Inc.
1.10%, 02/15/31 (a)	4,210,000	3,594,035
VMware LLC
2.20%, 08/15/31 (a)	6,560,000	5,697,557
Western Digital Corp.
3.10%, 02/01/32 (a)	2,230,000	1,976,672
Western Union Co.
2.75%, 03/15/31 (a)	1,420,000	1,245,411
Workday, Inc.
3.80%, 04/01/32 (a)	5,275,000	4,960,293
		786,257,027
Transportation 1.3%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	2,775,344	2,470,584
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	1,708,828	1,567,542
Canadian National Railway Co.
3.85%, 08/05/32 (a)	3,415,000	3,249,816
5.85%, 11/01/33 (a)	1,275,000	1,364,416
6.25%, 08/01/34	2,085,000	2,293,542
4.38%, 09/18/34 (a)	3,280,000	3,161,887
Canadian Pacific Railway Co.
7.13%, 10/15/31	1,550,000	1,745,207
2.45%, 12/02/31 (a)	5,520,000	4,847,554
5.20%, 03/30/35 (a)	2,880,000	2,921,645
CSX Corp.
4.10%, 11/15/32 (a)	4,315,000	4,187,707
5.20%, 11/15/33 (a)	2,385,000	2,467,116
5.05%, 06/15/35 (a)	2,850,000	2,866,102
Delta Air Lines, Inc.
5.25%, 07/10/30 (a)	4,500,000	4,535,145
Federal Express Corp. Pass-Through Trusts
1.88%, 08/20/35	2,741,337	2,370,873
FedEx Corp.
2.40%, 05/15/31 (a)(c)	1,220,000	1,081,237
2.40%, 05/15/31 (a)(f)	3,235,000	2,844,859
4.90%, 01/15/34 (f)	1,885,000	1,837,215
3.90%, 02/01/35 (f)	1,570,000	1,405,072
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	1,650,000	1,436,506
6.50%, 05/06/34 (a)	2,185,000	2,283,849
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	1,990,067	1,726,403
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34 (a)	1,915,524	1,788,122
Norfolk Southern Corp.
5.05%, 08/01/30 (a)	2,428,000	2,509,071
2.30%, 05/15/31 (a)	2,275,000	2,022,384
3.00%, 03/15/32 (a)	2,385,000	2,162,837
4.45%, 03/01/33 (a)	2,212,000	2,165,526
5.55%, 03/15/34 (a)	1,645,000	1,722,315
5.10%, 05/01/35 (a)	1,820,000	1,831,157
Ryder System, Inc.
6.60%, 12/01/33 (a)	2,590,000	2,850,243
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	2,525,000	2,193,316
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Union Pacific Corp.
2.38%, 05/20/31 (a)	4,540,000	4,086,817
2.80%, 02/14/32 (a)	5,203,000	4,699,818
4.50%, 01/20/33 (a)	4,620,000	4,597,316
3.38%, 02/01/35 (a)	1,880,000	1,679,028
5.10%, 02/20/35 (a)	4,440,000	4,516,901
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	1,900,418	1,813,150
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	2,384,202	2,136,579
United Parcel Service, Inc.
4.65%, 10/15/30 (a)	2,200,000	2,231,702
4.88%, 03/03/33 (a)	3,700,000	3,764,935
5.15%, 05/22/34 (a)	3,880,000	3,981,346
5.25%, 05/14/35 (a)	5,700,000	5,825,229
		111,242,069
		4,458,319,055

Utility 9.4%
Electric 8.5%
AEP Texas, Inc.
2.10%, 07/01/30 (a)	2,590,000	2,302,950
4.70%, 05/15/32 (a)	1,995,000	1,967,349
5.40%, 06/01/33 (a)	1,905,000	1,937,023
5.70%, 05/15/34 (a)	1,540,000	1,575,882
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	1,885,000	1,909,015
5.38%, 06/15/35 (a)	2,000,000	2,043,980
AES Corp.
2.45%, 01/15/31 (a)	4,295,000	3,756,364
5.80%, 03/15/32 (a)	3,395,000	3,448,743
Alabama Power Co.
1.45%, 09/15/30 (a)	2,775,000	2,406,092
3.05%, 03/15/32 (a)	3,320,000	3,030,762
3.94%, 09/01/32 (a)	1,769,000	1,697,709
5.85%, 11/15/33 (a)	1,340,000	1,430,075
5.10%, 04/02/35 (a)	2,300,000	2,320,263
Ameren Corp.
3.50%, 01/15/31 (a)	3,445,000	3,256,937
5.38%, 03/15/35 (a)	3,100,000	3,120,956
Ameren Illinois Co.
1.55%, 11/15/30 (a)	1,456,000	1,261,027
3.85%, 09/01/32 (a)	2,425,000	2,297,275
4.95%, 06/01/33 (a)	1,940,000	1,967,820
American Electric Power Co., Inc.
5.95%, 11/01/32 (a)	2,360,000	2,504,125
5.63%, 03/01/33 (a)	3,860,000	4,018,106
6.95%, 12/15/54 (a)(b)	2,625,000	2,747,167
Appalachian Power Co.
2.70%, 04/01/31 (a)	2,025,000	1,822,601
4.50%, 08/01/32 (a)	2,065,000	2,016,142
5.65%, 04/01/34 (a)	1,600,000	1,648,944
Arizona Public Service Co.
2.20%, 12/15/31 (a)	1,885,000	1,622,551
6.35%, 12/15/32 (a)	1,695,000	1,832,481
5.55%, 08/01/33 (a)	2,115,000	2,168,065
5.70%, 08/15/34 (a)	1,905,000	1,968,170
Atlantic City Electric Co.
2.30%, 03/15/31 (a)	1,640,000	1,457,599
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	2,870,000	2,552,750
5.30%, 06/01/34 (a)	1,780,000	1,824,696
5.45%, 06/01/35 (a)	3,000,000	3,075,810
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 (a)	4,670,000	4,534,710
1.65%, 05/15/31 (a)	2,323,000	1,981,333
Black Hills Corp.
4.35%, 05/01/33 (a)	1,770,000	1,670,225
6.15%, 05/15/34 (a)	1,985,000	2,089,193
6.00%, 01/15/35 (a)	1,890,000	1,963,691
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31 (a)	1,595,000	1,418,896
3.00%, 03/01/32 (a)	1,420,000	1,287,386
4.45%, 10/01/32 (a)	2,145,000	2,102,250
6.95%, 03/15/33	1,420,000	1,607,511
4.95%, 04/01/33 (a)	2,955,000	2,972,937
5.15%, 03/01/34 (a)	1,705,000	1,723,874
5.05%, 03/01/35 (a)	2,230,000	2,229,755
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	2,250,000	2,010,128
6.85%, 02/15/55 (a)(b)	1,720,000	1,785,515
CMS Energy Corp.
3.75%, 12/01/50 (a)(b)	1,815,000	1,634,226
6.50%, 06/01/55 (a)(b)	4,250,000	4,266,405
Commonwealth Edison Co.
3.15%, 03/15/32 (a)	1,240,000	1,133,819
4.90%, 02/01/33 (a)	1,620,000	1,635,989
5.30%, 06/01/34 (a)	1,560,000	1,609,764
Connecticut Light & Power Co.
2.05%, 07/01/31 (a)	1,870,000	1,634,025
4.90%, 07/01/33 (a)	1,245,000	1,248,436
4.95%, 08/15/34 (a)	1,355,000	1,357,940
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31 (a)	3,940,000	3,536,505
5.20%, 03/01/33 (a)	2,110,000	2,176,613
5.50%, 03/15/34 (a)	2,425,000	2,525,225
5.38%, 05/15/34 (a)	1,785,000	1,847,064
5.30%, 03/01/35	1,655,000	1,698,642
5.13%, 03/15/35 (a)	1,740,000	1,762,811
Constellation Energy Generation LLC
5.80%, 03/01/33 (a)	2,460,000	2,605,509
6.13%, 01/15/34 (a)	2,225,000	2,400,019
Consumers Energy Co.
4.50%, 01/15/31 (a)	2,140,000	2,147,340
3.60%, 08/15/32 (a)	1,510,000	1,405,478
4.63%, 05/15/33 (a)	2,874,000	2,849,111
5.05%, 05/15/35 (a)	3,000,000	3,022,470
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	1,830,000	1,604,398
6.63%, 02/01/32	1,375,000	1,523,528
5.30%, 05/15/33	1,185,000	1,216,722
5.30%, 01/15/35 (a)	2,005,000	2,050,092
Dominion Energy, Inc.
2.25%, 08/15/31 (a)	3,700,000	3,236,871
4.35%, 08/15/32 (a)	1,910,000	1,835,128
5.38%, 11/15/32 (a)	3,485,000	3,578,468
6.30%, 03/15/33	1,320,000	1,415,634
5.25%, 08/01/33 (a)	2,050,000	2,065,396
5.45%, 03/15/35 (a)	3,310,000	3,340,915
5.95%, 06/15/35	2,500,000	2,631,050
7.00%, 06/01/54 (a)(b)	4,210,000	4,517,456
6.63%, 05/15/55 (a)(b)	5,520,000	5,623,721
DTE Electric Co.
2.63%, 03/01/31 (a)	2,780,000	2,529,522
3.00%, 03/01/32 (a)	1,940,000	1,762,606
5.20%, 04/01/33 (a)	2,460,000	2,530,553
5.20%, 03/01/34 (a)	1,975,000	2,019,240
5.25%, 05/15/35 (a)	2,240,000	2,282,426
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DTE Energy Co.
5.85%, 06/01/34 (a)	3,785,000	3,961,381
Duke Energy Carolinas LLC
2.55%, 04/15/31 (a)	2,520,000	2,281,885
2.85%, 03/15/32 (a)	2,160,000	1,941,386
6.45%, 10/15/32	1,405,000	1,545,851
4.95%, 01/15/33 (a)	5,655,000	5,757,582
4.85%, 01/15/34 (a)	2,280,000	2,278,450
5.25%, 03/15/35 (a)	2,825,000	2,889,579
Duke Energy Corp.
2.55%, 06/15/31 (a)	4,424,000	3,946,031
4.50%, 08/15/32 (a)	5,020,000	4,915,333
5.75%, 09/15/33 (a)	2,420,000	2,546,614
5.45%, 06/15/34 (a)	3,560,000	3,661,424
6.45%, 09/01/54 (a)(b)	4,360,000	4,501,700
Duke Energy Florida LLC
2.40%, 12/15/31 (a)	2,590,000	2,292,461
5.88%, 11/15/33 (a)	2,720,000	2,903,954
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	1,200,000	1,227,756
Duke Energy Ohio, Inc.
5.25%, 04/01/33 (a)	1,800,000	1,853,514
5.30%, 06/15/35 (a)	1,500,000	1,524,480
Duke Energy Progress LLC
2.00%, 08/15/31 (a)	2,985,000	2,594,502
3.40%, 04/01/32 (a)	2,185,000	2,030,433
5.25%, 03/15/33 (a)	2,320,000	2,395,818
5.10%, 03/15/34 (a)	2,320,000	2,356,308
5.05%, 03/15/35 (a)	4,090,000	4,111,677
Edison International
5.25%, 03/15/32 (a)(c)	2,275,000	2,159,840
El Paso Electric Co.
6.00%, 05/15/35	1,800,000	1,865,718
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	1,975,000	1,736,400
Entergy Arkansas LLC
5.15%, 01/15/33 (a)	1,848,000	1,894,514
5.30%, 09/15/33 (a)	1,255,000	1,289,575
5.45%, 06/01/34 (a)	3,205,000	3,302,592
Entergy Corp.
2.40%, 06/15/31 (a)	3,095,000	2,740,003
Entergy Louisiana LLC
1.60%, 12/15/30 (a)	1,225,000	1,061,769
3.05%, 06/01/31 (a)	1,350,000	1,247,319
2.35%, 06/15/32 (a)	2,202,000	1,902,330
4.00%, 03/15/33 (a)	3,435,000	3,245,594
5.35%, 03/15/34 (a)	2,115,000	2,172,782
5.15%, 09/15/34 (a)	2,850,000	2,871,745
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	1,395,000	1,397,413
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	2,457,000	2,121,153
5.25%, 04/15/35 (a)	2,115,000	2,136,044
Evergy Kansas Central, Inc.
5.90%, 11/15/33 (a)	1,260,000	1,336,356
5.25%, 03/15/35 (a)	1,335,000	1,351,527
Evergy Metro, Inc.
4.95%, 04/15/33 (a)	1,275,000	1,275,370
5.40%, 04/01/34 (a)	1,330,000	1,361,308
Eversource Energy
1.65%, 08/15/30 (a)	2,600,000	2,258,984
2.55%, 03/15/31 (a)	1,555,000	1,386,314
5.85%, 04/15/31 (a)	3,240,000	3,412,530
3.38%, 03/01/32 (a)	3,100,000	2,826,239
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.13%, 05/15/33 (a)	3,455,000	3,457,660
5.50%, 01/01/34 (a)	2,785,000	2,840,032
5.95%, 07/15/34 (a)	2,990,000	3,134,178
Exelon Corp.
5.13%, 03/15/31 (a)	2,180,000	2,235,263
3.35%, 03/15/32 (a)	2,305,000	2,128,668
5.30%, 03/15/33 (a)	3,905,000	4,005,163
5.45%, 03/15/34 (a)	2,760,000	2,837,777
4.95%, 06/15/35 (a)(f)	1,500,000	1,460,220
5.63%, 06/15/35	2,500,000	2,574,700
6.50%, 03/15/55 (a)(b)	4,245,000	4,321,452
FirstEnergy Corp.
2.25%, 09/01/30 (a)	1,890,000	1,679,416
FirstEnergy Transmission LLC
5.00%, 01/15/35 (a)	1,655,000	1,639,129
Florida Power & Light Co.
2.45%, 02/03/32 (a)	6,145,000	5,429,906
5.10%, 04/01/33 (a)	3,540,000	3,623,898
4.80%, 05/15/33 (a)	3,080,000	3,092,043
5.63%, 04/01/34	1,710,000	1,812,036
5.30%, 06/15/34 (a)	4,920,000	5,076,702
5.00%, 08/01/34 (a)	1,660,000	1,675,621
4.95%, 06/01/35	1,600,000	1,606,000
Georgia Power Co.
4.85%, 03/15/31 (a)	2,160,000	2,209,097
4.70%, 05/15/32 (a)	2,975,000	2,982,556
4.95%, 05/17/33 (a)	4,406,000	4,446,403
5.25%, 03/15/34 (a)	3,995,000	4,077,816
5.20%, 03/15/35 (a)	3,035,000	3,080,070
Idaho Power Co.
5.20%, 08/15/34 (a)	1,340,000	1,365,648
Interstate Power & Light Co.
5.70%, 10/15/33 (a)	1,305,000	1,355,543
4.95%, 09/30/34 (a)	1,535,000	1,506,802
5.60%, 06/29/35 (a)	2,750,000	2,827,880
IPALCO Enterprises, Inc.
5.75%, 04/01/34 (a)	1,750,000	1,760,518
Jersey Central Power & Light Co.
5.10%, 01/15/35 (a)	3,070,000	3,068,281
Kentucky Utilities Co.
5.45%, 04/15/33 (a)	1,855,000	1,921,724
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	1,870,000	1,933,748
MidAmerican Energy Co.
6.75%, 12/30/31	1,635,000	1,845,408
5.35%, 01/15/34 (a)	1,530,000	1,586,243
National Grid PLC
5.81%, 06/12/33 (a)	3,380,000	3,556,639
5.42%, 01/11/34 (a)	3,490,000	3,588,627
National Rural Utilities Cooperative Finance Corp.
5.00%, 02/07/31 (a)	1,875,000	1,923,375
1.35%, 03/15/31 (a)	1,695,000	1,428,360
1.65%, 06/15/31 (a)	1,490,000	1,269,599
8.00%, 03/01/32	1,930,000	2,276,512
2.75%, 04/15/32 (a)	2,140,000	1,912,111
4.02%, 11/01/32 (a)	2,660,000	2,538,411
4.15%, 12/15/32 (a)	1,640,000	1,579,484
5.80%, 01/15/33 (a)	2,732,000	2,905,728
5.00%, 08/15/34 (a)	1,645,000	1,655,808
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/32 (a)	3,985,000	3,457,426
5.30%, 03/15/32 (a)	3,095,000	3,188,964
5.00%, 07/15/32 (a)	4,515,000	4,570,083
5.05%, 02/28/33 (a)	4,520,000	4,562,443
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 03/15/34 (a)	5,060,000	5,110,347
5.45%, 03/15/35 (a)	4,330,000	4,420,151
6.75%, 06/15/54 (a)(b)	5,110,000	5,314,860
6.38%, 08/15/55 (a)(b)	6,300,000	6,449,247
Northern States Power Co.
2.25%, 04/01/31 (a)	1,590,000	1,433,051
5.05%, 05/15/35 (a)	2,515,000	2,542,942
NSTAR Electric Co.
1.95%, 08/15/31 (a)	1,230,000	1,062,843
5.40%, 06/01/34 (a)	2,575,000	2,644,293
5.20%, 03/01/35 (a)	1,655,000	1,671,401
Ohio Power Co.
1.63%, 01/15/31 (a)	2,035,000	1,729,485
5.00%, 06/01/33 (a)	1,712,000	1,711,743
5.65%, 06/01/34 (a)	1,630,000	1,675,493
Oklahoma Gas & Electric Co.
5.40%, 01/15/33 (a)	1,880,000	1,946,458
Oncor Electric Delivery Co. LLC
7.00%, 05/01/32	2,020,000	2,276,197
4.15%, 06/01/32 (a)	1,670,000	1,613,370
4.55%, 09/15/32 (a)	2,875,000	2,841,362
7.25%, 01/15/33	1,740,000	1,993,866
5.65%, 11/15/33 (a)	3,430,000	3,607,365
5.35%, 04/01/35 (a)(f)	3,000,000	3,061,350
Pacific Gas & Electric Co.
4.55%, 07/01/30 (a)	13,501,000	13,183,591
2.50%, 02/01/31 (a)	8,935,000	7,758,797
3.25%, 06/01/31 (a)	4,155,000	3,735,719
4.40%, 03/01/32 (a)	1,940,000	1,825,850
5.90%, 06/15/32 (a)	2,370,000	2,422,069
6.15%, 01/15/33 (a)	3,280,000	3,384,402
6.40%, 06/15/33 (a)	5,075,000	5,307,892
6.95%, 03/15/34 (a)	3,520,000	3,791,709
5.80%, 05/15/34 (a)	4,835,000	4,836,354
5.70%, 03/01/35 (a)	4,425,000	4,393,361
PacifiCorp
2.70%, 09/15/30 (a)	1,835,000	1,676,915
5.30%, 02/15/31 (a)	3,105,000	3,201,690
7.70%, 11/15/31	1,335,000	1,555,809
5.45%, 02/15/34 (a)	4,670,000	4,739,256
5.25%, 06/15/35	1,400,000	1,401,036
7.38%, 09/15/55 (a)(b)	3,615,000	3,762,709
PECO Energy Co.
4.90%, 06/15/33 (a)	2,304,000	2,340,956
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	1,600,000	1,633,696
PPL Capital Funding, Inc.
5.25%, 09/01/34 (a)	3,115,000	3,144,406
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	2,425,000	2,467,025
4.85%, 02/15/34 (a)	2,760,000	2,766,376
Progress Energy, Inc.
7.75%, 03/01/31	2,670,000	3,075,760
7.00%, 10/30/31	1,605,000	1,815,448
Public Service Co. of Colorado
1.90%, 01/15/31 (a)	1,585,000	1,379,029
1.88%, 06/15/31 (a)	3,115,000	2,679,274
4.10%, 06/01/32 (a)	1,240,000	1,188,949
5.35%, 05/15/34 (a)	3,875,000	3,933,822
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	1,290,000	1,136,825
5.35%, 10/01/33 (a)	2,815,000	2,918,001
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	1,965,000	1,702,928
5.25%, 01/15/33 (a)	2,045,000	2,068,722
5.20%, 01/15/35 (a)	2,610,000	2,612,140
Public Service Electric & Gas Co.
1.90%, 08/15/31 (a)	1,765,000	1,529,214
3.10%, 03/15/32 (a)	2,060,000	1,887,496
4.90%, 12/15/32 (a)	1,730,000	1,762,593
4.65%, 03/15/33 (a)	2,050,000	2,040,611
5.20%, 08/01/33 (a)	1,950,000	2,011,172
5.20%, 03/01/34 (a)	2,275,000	2,335,652
4.85%, 08/01/34 (a)	2,710,000	2,706,856
5.05%, 03/01/35 (a)	1,575,000	1,594,325
Public Service Enterprise Group, Inc.
1.60%, 08/15/30 (a)	2,540,000	2,197,760
2.45%, 11/15/31 (a)	3,360,000	2,952,802
6.13%, 10/15/33 (a)	1,585,000	1,688,786
5.45%, 04/01/34 (a)	2,125,000	2,176,213
5.40%, 03/15/35 (a)	1,950,000	1,975,253
Puget Energy, Inc.
4.22%, 03/15/32 (a)	1,795,000	1,691,644
5.73%, 03/15/35 (a)(f)	2,550,000	2,571,522
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	1,830,000	1,866,618
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	3,480,000	3,032,194
3.00%, 03/15/32 (a)	2,235,000	2,013,400
5.40%, 04/15/35 (a)	3,500,000	3,576,545
Southern California Edison Co.
2.50%, 06/01/31 (a)	1,885,000	1,637,839
5.45%, 06/01/31 (a)	3,320,000	3,382,018
2.75%, 02/01/32 (a)	2,050,000	1,765,932
5.95%, 11/01/32 (a)	3,320,000	3,412,263
6.00%, 01/15/34	2,145,000	2,202,272
5.20%, 06/01/34 (a)	3,885,000	3,775,870
5.45%, 03/01/35 (a)	4,035,000	3,967,091
5.75%, 04/01/35	1,750,000	1,787,135
Southern Co.
5.70%, 10/15/32 (a)	2,465,000	2,593,920
5.20%, 06/15/33 (a)	3,090,000	3,150,193
5.70%, 03/15/34 (a)	4,820,000	5,043,503
4.85%, 03/15/35 (a)	3,095,000	3,030,345
6.38%, 03/15/55 (a)(b)	7,755,000	7,993,311
Southwestern Electric Power Co.
5.30%, 04/01/33 (a)	1,500,000	1,513,455
Southwestern Public Service Co.
5.30%, 05/15/35 (a)	2,000,000	2,007,160
System Energy Resources, Inc.
5.30%, 12/15/34 (a)	2,395,000	2,367,865
Tampa Electric Co.
2.40%, 03/15/31 (a)	1,805,000	1,620,240
5.15%, 03/01/35 (a)	2,490,000	2,505,836
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	1,335,000	1,153,160
3.25%, 05/15/32 (a)	1,355,000	1,229,974
5.20%, 09/15/34 (a)	1,680,000	1,687,896
Union Electric Co.
2.15%, 03/15/32 (a)	2,335,000	2,011,836
5.20%, 04/01/34 (a)	2,135,000	2,174,369
5.25%, 04/15/35 (a)	2,250,000	2,298,150
Virginia Electric & Power Co.
2.30%, 11/15/31 (a)	2,235,000	1,955,893
2.40%, 03/30/32 (a)	2,425,000	2,108,853
5.00%, 04/01/33 (a)	3,000,000	3,032,520
5.30%, 08/15/33 (a)	1,900,000	1,941,686
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 01/15/34 (a)	2,215,000	2,220,139
5.05%, 08/15/34 (a)	2,450,000	2,458,404
5.15%, 03/15/35 (a)	2,735,000	2,748,210
WEC Energy Group, Inc.
1.80%, 10/15/30 (a)	1,241,000	1,088,506
Wisconsin Electric Power Co.
4.75%, 09/30/32 (a)	1,980,000	2,003,166
5.63%, 05/15/33	1,490,000	1,586,582
4.60%, 10/01/34 (a)	1,300,000	1,286,129
Wisconsin Power & Light Co.
1.95%, 09/16/31 (a)	1,330,000	1,140,901
3.95%, 09/01/32 (a)	2,550,000	2,412,734
4.95%, 04/01/33 (a)	1,325,000	1,329,889
5.38%, 03/30/34 (a)	1,345,000	1,377,320
Xcel Energy, Inc.
2.35%, 11/15/31 (a)	1,310,000	1,137,447
4.60%, 06/01/32 (a)	2,945,000	2,884,362
5.45%, 08/15/33 (a)	3,535,000	3,614,043
5.50%, 03/15/34 (a)	3,535,000	3,594,176
5.60%, 04/15/35 (a)	3,500,000	3,573,955
		739,874,203
Natural Gas 0.7%
Atmos Energy Corp.
1.50%, 01/15/31 (a)	2,670,000	2,282,022
5.45%, 10/15/32 (a)	1,335,000	1,398,386
5.90%, 11/15/33 (a)	3,095,000	3,323,071
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (a)	2,200,000	1,917,300
4.40%, 07/01/32 (a)	2,055,000	2,001,447
5.40%, 07/01/34 (a)	1,715,000	1,745,801
National Grid USA
5.80%, 04/01/35	1,425,000	1,462,634
NiSource, Inc.
1.70%, 02/15/31 (a)	3,295,000	2,822,991
5.40%, 06/30/33 (a)	2,150,000	2,204,201
5.35%, 04/01/34 (a)	2,905,000	2,957,174
6.38%, 03/31/55 (a)(b)	2,135,000	2,154,215
ONE Gas, Inc.
4.25%, 09/01/32 (a)	1,270,000	1,228,268
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31 (a)	1,634,000	1,456,090
5.40%, 06/15/33 (a)	1,390,000	1,432,381
5.10%, 02/15/35 (a)	1,600,000	1,609,360
Sempra
5.50%, 08/01/33 (a)	3,340,000	3,411,276
6.40%, 10/01/54 (a)(b)	5,365,000	5,102,383
6.55%, 04/01/55 (a)(b)	2,550,000	2,420,026
Southern California Gas Co.
5.20%, 06/01/33 (a)	2,115,000	2,144,716
5.05%, 09/01/34 (a)	2,840,000	2,861,073
5.45%, 06/15/35 (a)	2,750,000	2,807,805
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	1,945,000	1,674,081
5.15%, 09/15/32 (a)	2,220,000	2,257,807
5.75%, 09/15/33 (a)	2,035,000	2,136,750
4.95%, 09/15/34 (a)	2,070,000	2,051,618
Southwest Gas Corp.
4.05%, 03/15/32 (a)	2,540,000	2,411,959
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	1,720,000	1,717,007
5.15%, 08/15/34 (a)	1,280,000	1,302,643
		62,294,485
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utility Other 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (a)	2,417,000	2,126,066
4.45%, 06/01/32 (a)	3,385,000	3,344,583
5.15%, 03/01/34 (a)	2,900,000	2,945,008
5.25%, 03/01/35 (a)	3,435,000	3,482,403
Essential Utilities, Inc.
2.40%, 05/01/31 (a)	1,925,000	1,701,873
5.38%, 01/15/34 (a)	2,065,000	2,100,456
		15,700,389
		817,869,077
Total Corporates (Cost $8,382,082,133)		8,568,815,441

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (i)	27,903,299	27,903,299
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (i)(j)	32,556,093	32,556,093
		60,459,392
Total Short-Term Investments (Cost $60,459,392)		60,459,392
Total Investments in Securities (Cost $8,442,541,525)		8,629,274,833

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
10 Year US Treasury Notes (CBOT), expires 09/19/25	128	14,352,000	5,807
5 Year US Treasury Notes (CBOT), expires 09/30/25	114	12,426,000	(2,827)
			2,980
Short
10 Year US Treasury Notes Ultra Futures, expires 09/19/25	(5)	(571,328)	(789)
3 Year US Treasury Notes (CBOT), expires 09/30/25	(18)	(3,824,297)	1,100
			311
Total Net Unrealized Appreciation on Futures Contracts			3,291

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $31,676,535.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $108,572,775 or 1.2% of net assets.

(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(i)	The rate shown is the annualized 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
DAC —	Designated Activity Company
REIT —	Real Estate Investment Trust
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended June 30, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 6/30/25	FACE AMOUNT AT 6/30/25	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
Charles Schwab Corp.
4.63%, 03/22/30	$1,862,368	$—	($1,875,164 )	$51,559	($40,532 )	$1,769	$—	$—	$21,564
1.65%, 03/11/31	2,368,589	184,538	—	—	83,758	37,622	2,674,507	3,110,000	24,517
2.30%, 05/13/31	2,467,053	298,764	(21,424)	1,922	90,432	30,405	2,867,152	3,220,000	34,519
1.95%, 12/01/31	2,690,348	202,460	(20,378)	1,635	97,327	38,151	3,009,543	3,515,000	33,084
2.90%, 03/03/32	3,338,662	353,123	(65,637)	4,146	119,064	31,272	3,780,630	4,200,000	57,811
5.85%, 05/19/34	5,154,379	467,955	(51,620)	5,507	168,432	(3,408)	5,741,245	5,405,000	151,930
6.14%, 08/24/34	5,423,139	470,136	(52,632)	5,138	175,369	(2,839)	6,018,311	5,560,000	164,475
Total	$23,304,538	$1,976,976	($2,086,855 )	$69,907	$693,850	$132,972	$24,091,388		$487,900

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$8,568,815,441	$—	$8,568,815,441
Short-Term Investments[1]	60,459,392	—	—	60,459,392
Futures Contracts[2]	6,907	—	—	6,907
Liabilities
Futures Contracts[2]	(3,616)	—	—	(3,616)
Total	$60,462,683	$8,568,815,441	$—	$8,629,278,124

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $23,031,370)		$24,091,388
Investments in securities, at value - unaffiliated issuers (cost $8,419,510,155) including securities on loan of $31,676,535		8,605,183,445
Cash		7,940,822
Deposit with broker for futures contracts		1,697,025
Receivables:
Investments sold		314,175,150
Interest		109,083,597
Fund shares sold		2,276,641
Dividends		62,285
Income from securities on loan		19,086
Foreign tax reclaims	+	6,175
Total assets		9,064,535,614

Liabilities
Collateral held for securities on loan		32,556,093
Payables:
Fund shares redeemed		277,750,214
Investments bought		40,594,221
Investments bought - delayed-delivery		5,015,695
Management fees		211,476
Variation margin on futures contracts	+	78,384
Total liabilities		356,206,083
Net assets		$8,708,329,531

Net Assets by Source
Capital received from investors		$8,517,798,579
Total distributable earnings	+	190,530,952
Net assets		$8,708,329,531

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,708,329,531		382,400,000		$22.77

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$209,704,242
Interest received from securities - affiliated issuers		620,872
Dividends received from securities - unaffiliated issuers		388,762
Other Interest		32,109
Securities on loan, net	+	215,369
Total investment income		210,961,354

Expenses
Management fees		1,206,962
Total expenses	–	1,206,962
Net investment income		209,754,392

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		201,460
Net realized gains on sales of in-kind redemptions - affiliated issuers		69,907
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		19,397,061
Net realized losses on futures contracts	+	(655,787)
Net realized gains		19,012,641
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		693,850
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		207,681,494
Net change in unrealized appreciation (depreciation) on futures contracts	+	13,274
Net change in unrealized appreciation (depreciation)		208,388,618
Net realized and unrealized gains		227,401,259
Increase in net assets resulting from operations		$437,155,651
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$209,754,392	$348,677,168
Net realized gains (losses)		19,012,641	(360,131)
Net change in unrealized appreciation (depreciation)	+	208,388,618	(126,041,711)
Increase in net assets resulting from operations		$437,155,651	$222,275,326

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($175,840,130 )	($348,286,925 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		78,000,000	$1,742,403,920	109,500,000	$2,445,809,400
Shares redeemed	+	(46,000,000)	(1,035,229,096)	(15,300,000)	(342,445,920)
Net transactions in fund shares		32,000,000	$707,174,824	94,200,000	$2,103,363,480

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		350,400,000	$7,739,839,186	256,200,000	$5,762,487,305
Total increase	+	32,000,000	968,490,345	94,200,000	1,977,351,881
End of period		382,400,000	$8,708,329,531	350,400,000	$7,739,839,186

[1]
For the period ended December 31, 2024, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 6/30/25*	1/1/24– 12/31/24[1]	1/1/23– 12/31/23[1]	10/12/22[2]– 12/31/22[1]
Per-Share Data
Net asset value at beginning of period	$25.67	$26.24	$25.58	$25.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.46	1.40	0.87	0.20
Net realized and unrealized gains (losses)	(0.68)	(0.48)	0.57	0.49
Total from investment operations	(0.22)	0.92	1.44	0.69
Less distributions:
Distributions from net investment income	(0.33)	(1.51)	(0.82)	(0.15)
Other capital[3]	0.03	0.02	0.04	0.04
Net asset value at end of period	$25.15	$25.67	$26.24	$25.58
Total return	(0.73%)[4]	1.14%	5.87%	2.93%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[5]	0.03%	0.03%	0.03%[5]
Net investment income (loss)	3.75%[5]	3.47%	3.41%	3.50%[5]
Portfolio turnover rate[6]	12%[4,7]	31%	47%	13%[4]
Net assets, end of period (x 1,000,000)	$2,060	$488	$247	$61

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on October 10, 2024 (see financial note 10 for additional information).
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	Portfolio turnover rate excludes variable rate demand note transactions (see financial note 2b for additional information).
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 98.9% OF NET ASSETS
ALABAMA 0.4%
Alabama Corrections Institution Finance Authority
RB Series 2022 A	5.25%	07/01/47 (a)	100,000	102,366
Alabama Federal Aid Highway Finance Authority
Refunding RB Series 2017 B	5.00%	09/01/25 (b)	50,000	50,162
Refunding RB Series 2025 B	5.00%	09/01/29	250,000	272,468
Refunding RB Series 2025 B	5.00%	09/01/32	250,000	282,968
Refunding RB Series 2025 B	5.00%	09/01/35 (a)	115,000	130,612
Alabama Public School & College Authority
Refunding RB Series 2020 A	5.00%	11/01/25	100,000	100,656
Refunding RB Series 2020 A	5.00%	11/01/27	250,000	263,596
Refunding RB Series 2020 A	5.00%	11/01/28	50,000	53,771
Refunding RB Series 2020 A	5.00%	11/01/29	295,000	322,748
Refunding RB Series 2020 A	5.00%	11/01/30	95,000	105,515
Refunding RB Series 2020 A	5.00%	11/01/31 (a)	50,000	55,120
Refunding RB Series 2020 A	5.00%	11/01/34 (a)	150,000	162,087
Refunding RB Series 2020 A	5.00%	11/01/35 (a)	480,000	515,568
Refunding RB Series 2020 A	5.00%	11/01/37 (a)	130,000	137,633
Refunding RB Series 2020 A	4.00%	11/01/38 (a)	35,000	34,325
Refunding RB Series 2020 A	5.00%	11/01/39 (a)	20,000	20,921
Refunding RB Series 2020 A	4.00%	11/01/40 (a)	1,250,000	1,204,797
Birmingham-Jefferson Civic Center Authority
Special Tax Series 2018 A	4.00%	07/01/43 (a)	200,000	181,057
County of Jefferson Sewer Revenue
Refunding RB Series 2024	5.00%	10/01/31	895,000	980,966
Refunding RB Series 2024	5.00%	10/01/32	60,000	65,772
Refunding RB Series 2024	5.00%	10/01/33	20,000	21,978
Refunding RB Series 2024	5.00%	10/01/34 (a)	10,000	10,893
Refunding RB Series 2024	5.00%	10/01/39 (a)	130,000	136,124
Refunding RB Series 2024	5.25%	10/01/43 (a)	100,000	103,641
Refunding RB Series 2024	5.25%	10/01/45 (a)	250,000	255,658
Refunding RB Series 2024	5.25%	10/01/49 (a)	2,175,000	2,200,917
Refunding RB Series 2024	5.50%	10/01/53 (a)	415,000	425,764
Homewood Educational Building Authority
RB CHF - Horizons II LLC Series 2024 C	5.50%	10/01/49 (a)	100,000	101,489
Tuscaloosa City Board of Education
RB Series 2016	5.00%	08/01/46 (a)(b)	200,000	204,813
University of Alabama
Refunding RB Series 2012 A	3.50%	07/01/42 (a)	130,000	108,113
				8,612,498
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
ALASKA 0.0%
Municipality of Anchorage Solid Waste Services Revenue
Refunding RB Series 2022 A	4.00%	11/01/52 (a)	105,000	91,927
ARIZONA 1.4%
Arizona Department of Transportation State Highway Fund Revenue
RB Series 2023	5.00%	07/01/26	110,000	112,605
RB Series 2023	5.00%	07/01/27	130,000	136,296
RB Series 2023	5.00%	07/01/29	115,000	125,227
RB Series 2023	5.00%	07/01/30	30,000	33,191
RB Series 2023	5.00%	07/01/33	140,000	159,435
Arizona Transportation Board
RB County of Maricopa Transportation Excise Tax Revenue Series 2018	5.00%	07/01/25	200,000	200,000
City of Mesa Utility System Revenue
RB Series 2019 A	5.00%	07/01/43 (a)	75,000	76,741
Refunding RB Series 2014	3.25%	07/01/29 (a)	40,000	39,999
Refunding RB Series 2016	4.00%	07/01/31 (a)	65,000	65,291
Refunding RB Series 2020	4.00%	07/01/34 (a)	40,000	40,700
City of Phoenix
Refunding GO Bonds Series 2016	5.00%	07/01/27 (a)	75,000	76,622
City of Phoenix Civic Improvement Corp.
RB Airport Revenue Series 2015 A	5.00%	07/01/45 (a)	200,000	200,143
RB Airport Revenue Series 2019 A	3.00%	07/01/49 (a)	175,000	123,909
RB Airport Revenue Series 2019 A	4.00%	07/01/49 (a)	100,000	89,012
RB Airport Revenue Series 2019 A	5.00%	07/01/49 (a)	1,000,000	1,000,215
RB Phoenix Sky Harbor International Airport Customer Facility Charges Revenue Series 2019 A	5.00%	07/01/45 (a)	1,770,000	1,782,841
RB Wastewater Revenue Series 2020 A	5.00%	07/01/44 (a)	180,000	184,070
RB Wastewater Revenue Series 2023	5.25%	07/01/47 (a)	150,000	156,694
RB Water System Revenue Series 2020 B	5.00%	07/01/44 (a)	1,000,000	1,022,611
Refunding RB Airport Revenue Series 2017 D	5.00%	07/01/31 (a)	50,000	51,731
Refunding RB Airport Revenue Series 2017 D	5.00%	07/01/35 (a)	40,000	40,976
Refunding RB Airport Revenue Series 2017 D	5.00%	07/01/36 (a)	130,000	132,853
Refunding RB Airport Revenue Series 2017 D	4.00%	07/01/40 (a)	250,000	242,185
Refunding RB Wastewater Revenue Series 2017	5.00%	07/01/36 (a)	85,000	86,087
County of Pima Sewer System Revenue
RB Series 2016	5.00%	07/01/25 (b)	90,000	90,000
RB Series 2016	5.00%	07/01/25	65,000	65,000
Gilbert Water Resource Municipal Property Corp.
RB Waterworks & Sewer System Revenue Series 2022	5.00%	07/15/36 (a)	165,000	181,135
RB Waterworks & Sewer System Revenue Series 2022	4.00%	07/15/41 (a)	140,000	134,611
Maricopa County Special Health Care District
GO Bonds Series 2018 C	4.00%	07/01/38 (a)	300,000	289,577
Salt River Project Agricultural Improvement & Power District
RB Series 2019 A	4.00%	01/01/39 (a)	315,000	311,972
RB Series 2019 A	5.00%	01/01/47 (a)	100,000	101,388
RB Series 2023 A	5.00%	01/01/47 (a)	305,000	312,770
RB Series 2023 B	5.00%	01/01/48 (a)	300,000	307,952
RB Series 2023 B	5.25%	01/01/53 (a)	5,915,000	6,145,066
RB Series 2024 A	5.00%	01/01/49 (a)	100,000	103,020
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2024 A	5.25%	01/01/54 (a)	250,000	260,650
RB Series 2024 B	5.00%	05/01/42 (a)	250,000	264,853
Refunding RB Series 2016 A	5.00%	01/01/27	55,000	56,927
Refunding RB Series 2016 A	5.00%	01/01/28 (a)	10,000	10,332
Refunding RB Series 2016 A	5.00%	01/01/31 (a)	200,000	206,081
Refunding RB Series 2016 A	5.00%	01/01/34 (a)	25,000	25,608
Refunding RB Series 2016 A	4.00%	01/01/38 (a)	25,000	24,847
Refunding RB Series 2017 A	5.00%	01/01/27	220,000	227,707
Refunding RB Series 2017 A	5.00%	01/01/30 (a)	100,000	105,223
Refunding RB Series 2017 A	5.00%	01/01/33 (a)	65,000	67,949
Refunding RB Series 2017 A	5.00%	01/01/36 (a)	350,000	361,688
Refunding RB Series 2020 A	5.00%	01/01/45 (a)	5,000,000	5,126,898
Refunding RB Series 2021 A	5.00%	01/01/28	60,000	63,514
Refunding RB Series 2022 A	5.00%	01/01/31	100,000	111,061
Refunding RB Series 2025 B	5.00%	01/01/32	500,000	561,533
Refunding RB Series 2025 B	5.00%	01/01/33	2,095,000	2,371,540
Refunding RB Series 2025 B	5.00%	01/01/35	500,000	571,524
Refunding RB Series 2025 B	5.00%	01/01/36 (a)	4,000,000	4,543,667
State of Arizona
Refunding COP Series 2019 A	5.00%	10/01/25 (b)	450,000	452,227
				29,635,754
ARKANSAS 0.0%
City of Springdale Sales & Use Tax Revenue
RB Series 2023 B	4.25%	08/01/53 (a)(c)	75,000	67,286
Fayetteville School District No. 1
GO Bonds Series 2024	4.00%	02/01/50 (a)(c)	100,000	88,886
Refunding GO Bonds Series 2020	2.75%	06/01/46 (a)(c)	50,000	34,232
Refunding GO Bonds Series 2020	3.00%	06/01/50 (a)(c)	125,000	87,859
University of Arkansas
RB Medical Sciences Series 2021 A	5.00%	12/01/45 (a)	70,000	71,561
				349,824
CALIFORNIA 16.2%
Alameda Corridor Transportation Authority
RB Series 1999 A	3.71%	10/01/35 (c)(d)	50,000	33,334
RB Series 2022 C	5.00%	10/01/52 (a)	110,000	111,079
RB Series 2024 A	4.88%	10/01/52 (a)(d)	300,000	78,157
Refunding RB Series 2016 B	5.00%	10/01/36 (a)	30,000	30,338
Refunding RB Series 2016 B	4.00%	10/01/37 (a)(c)	60,000	58,924
Refunding RB Series 2016 B	5.00%	10/01/37 (a)	150,000	151,527
Alameda County Transportation Commission
RB Series 2022	5.00%	03/01/45 (a)	110,000	115,332
Anaheim Public Financing Authority
RB Series 1997 C	3.20%	09/01/30 (c)(d)	250,000	211,403
RB Series 1997 C	3.57%	09/01/32 (c)(d)	200,000	156,575
RB Series 1997 C	3.54%	09/01/34 (c)(d)	25,000	17,920
Antelope Valley Community College District
GO Bonds Series 2025 D	4.68%	02/01/50 (a)(d)	250,000	73,938
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Bay Area Toll Authority
RB Series 2017 F-1	5.00%	04/01/56 (a)(b)	95,000	99,200
RB Series 2023 F-1	5.00%	04/01/29	100,000	109,203
RB Series 2023 F-1	5.00%	04/01/30	1,070,000	1,191,421
RB Series 2023 F-1	5.00%	04/01/31	90,000	101,863
RB Series 2023 F-1	5.25%	04/01/54 (a)	260,000	271,770
Refunding RB Series 2017	4.00%	04/01/31 (a)	25,000	25,234
Refunding RB Series 2017	4.00%	04/01/32 (a)	140,000	140,858
Refunding RB Series 2017	4.00%	04/01/33 (a)	190,000	190,928
Refunding RB Series 2017	4.00%	04/01/47 (a)	250,000	222,939
Refunding RB Series 2019 S-8	3.00%	04/01/54 (a)	50,000	35,056
Refunding RB Series 2021 F-2	2.60%	04/01/56 (a)	240,000	150,399
Refunding RB Series 2024 S-11	5.00%	04/01/33	45,000	51,967
Refunding RB Series 2024 S-11	5.00%	04/01/36 (a)	160,000	182,109
Refunding RB Series 2025 F-1	5.00%	04/01/53 (a)	250,000	258,639
Beverly Hills Unified School District
GO Bonds Series 2009	3.32%	08/01/33 (d)	150,000	115,203
California Educational Facilities Authority
RB Chapman University Series 2017 B	4.00%	04/01/47 (a)	50,000	45,089
RB Leland Stanford Junior University Series 2010	5.25%	04/01/40	25,000	28,926
RB Leland Stanford Junior University Series 2016 U-7	5.00%	06/01/46	250,000	272,465
RB Leland Stanford Junior University Series 2019 V-1	5.00%	05/01/49	200,000	216,850
RB Leland Stanford Junior University Series 2023 V-3	5.00%	06/01/33	100,000	116,031
RB University of San Francisco Series 2018 A	5.00%	10/01/48 (a)	170,000	170,132
RB University of San Francisco Series 2018 A	5.00%	10/01/53 (a)	250,000	247,881
RB University of Southern California Series 2025 A	5.00%	10/01/55 (a)	950,000	978,348
Refunding RB Leland Stanford Junior University Series 2021 V-2	2.25%	04/01/51 (a)	300,000	186,748
Refunding RB Loma Linda University Series 2017 A	5.00%	04/01/42 (a)	300,000	300,612
California Enterprise Development Authority
RB County of Riverside Series 2024 A	5.25%	11/01/54 (a)	65,000	68,682
RB County of Riverside Series 2024 B	5.25%	11/01/49 (a)	515,000	521,224
California Infrastructure & Economic Development Bank
RB Series 2017	5.00%	05/15/42 (a)	100,000	102,051
RB Series 2017	5.00%	05/15/47 (a)	200,000	202,240
RB Series 2023	4.00%	10/01/41 (a)	3,000,000	2,974,695
RB Series 2023	4.00%	10/01/44 (a)	1,770,000	1,708,239
RB Series 2023	4.00%	10/01/47 (a)	200,000	183,007
RB Academy of Motion Picture Arts & Sciences Obligated Group Series 2020 A	5.00%	11/01/30	50,000	55,560
RB Department of Transportation Seismic Surcharge Revenue Series 2003 A	5.00%	07/01/25 (b)(c)	140,000	140,000
RB Department of Transportation Seismic Surcharge Revenue Series 2003 A	5.00%	07/01/33 (a)(b)	475,000	505,312
RB Department of Transportation Seismic Surcharge Revenue Series 2003 A	5.00%	07/01/36 (a)(b)	115,000	122,339
RB Department of Transportation Seismic Surcharge Revenue Series 2003 A	5.13%	07/01/37 (a)(b)	255,000	261,761
RB Infrastructure St. Revolving Series 2016 A	4.00%	10/01/45 (a)(b)	50,000	50,988
RB Science Center Foundation Series 2021 B	4.00%	05/01/46 (a)	75,000	65,910
RB Teachers’ Retirement System Series 2019	5.00%	08/01/44 (a)	250,000	253,165
RB Water Resources Control Board Water Pollution Control Revolving Fund Series 2017	5.00%	10/01/28 (a)	10,000	10,435
RB Water Resources Control Board Water Pollution Control Revolving Fund Series 2018	5.00%	10/01/27	130,000	137,739
RB Water Resources Control Board Water Pollution Control Revolving Fund Series 2022 A	5.00%	10/01/47 (a)	25,000	26,232
RB Water Resources Control Board Water Pollution Control Revolving Fund Series 2022 A	5.00%	10/01/52 (a)	35,000	36,473
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB California Academy of Sciences Series 2024 A	3.25%	08/01/29 (a)	50,000	50,290
Refunding RB J Paul Getty Trust Series 2023 A	5.00%	04/01/33	50,000	58,043
Refunding RB Los Angeles County Museum of Natural History Foundation Series 2020	4.00%	07/01/50 (a)	40,000	35,471
California Municipal Finance Authority
RB Capital Facilities Development Corp. Series 2018 A	5.00%	06/01/43 (a)	500,000	506,688
RB Ignatian Corp. Series 2024 A	5.00%	09/01/49 (a)	250,000	256,004
RB Ignatian Corp. Series 2024 A	5.00%	09/01/54 (a)	150,000	152,649
RB Pomona College Series 2017	4.00%	01/01/43 (a)(b)	150,000	155,655
California School Facilities Financing Authority
RB Azusa Unified School District Series 2010 A	5.04%	08/01/49 (c)(d)	100,000	28,127
California State Public Works Board
RB Series 2019 C	5.00%	11/01/44 (a)	200,000	204,835
RB Series 2021 B	4.00%	05/01/46 (a)	100,000	91,450
RB Series 2021 C	5.00%	11/01/46 (a)	200,000	205,761
RB Series 2024 A	5.00%	04/01/37 (a)	755,000	832,963
RB Series 2024 A	5.00%	04/01/45 (a)	250,000	261,364
RB Series 2024 A	5.00%	04/01/49 (a)	8,935,000	9,219,331
RB Series 2025 A	5.25%	04/01/38 (a)	5,000,000	5,644,289
RB Series 2025 A	5.00%	04/01/45 (a)	250,000	262,412
RB Series 2025 A	5.00%	04/01/50 (a)	250,000	257,795
Refunding RB Series 2015 F	5.00%	05/01/27 (a)	75,000	75,104
Refunding RB Series 2017 B	5.00%	10/01/28 (a)	100,000	104,881
Refunding RB Series 2021 A	5.00%	02/01/31	200,000	223,021
Refunding RB Series 2021 A	5.00%	02/01/32	25,000	28,211
Refunding RB Series 2022 A	5.00%	08/01/28	190,000	203,797
Refunding RB Series 2022 A	5.00%	08/01/30	100,000	110,822
Refunding RB Series 2022 A	5.00%	08/01/31	30,000	33,672
Refunding RB Series 2022 A	5.00%	08/01/32 (a)	95,000	105,792
Refunding RB Series 2022 A	5.00%	08/01/34 (a)	200,000	219,812
Refunding RB Series 2022 A	5.00%	08/01/35 (a)	75,000	81,698
Refunding RB Series 2022 A	5.00%	08/01/36 (a)	35,000	37,794
Refunding RB Series 2022 C	5.00%	08/01/35 (a)	75,000	81,698
Refunding RB Series 2023 B	5.00%	12/01/25	200,000	201,745
Refunding RB Series 2023 B	5.00%	12/01/26	50,000	51,650
Refunding RB Series 2023 B	5.00%	12/01/27	30,000	31,737
Refunding RB Series 2023 B	5.00%	12/01/28	100,000	107,944
Refunding RB Series 2023 C	5.00%	09/01/36 (a)	155,000	170,919
Refunding RB Series 2024 C	5.00%	09/01/33	150,000	171,450
Refunding RB Series 2024 C	5.00%	09/01/36 (a)	125,000	139,173
California State University
RB Series 2023 A	5.25%	11/01/53 (a)	275,000	289,845
RB Series 2024 A	4.00%	11/01/55 (a)	220,000	189,483
Refunding RB Series 2015 A	5.00%	11/01/38 (a)	60,000	60,128
Refunding RB Series 2015 A	4.00%	11/01/43 (a)	75,000	69,176
Refunding RB Series 2016 A	5.00%	11/01/27 (a)	115,000	117,013
Refunding RB Series 2016 A	5.00%	11/01/28 (a)	250,000	254,294
Refunding RB Series 2016 A	5.00%	11/01/29 (a)	100,000	101,676
Refunding RB Series 2016 A	5.00%	11/01/30 (a)	540,000	548,513
Refunding RB Series 2016 A	5.00%	11/01/32 (a)	170,000	172,455
Refunding RB Series 2016 A	4.00%	11/01/34 (a)	25,000	25,018
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2016 A	3.13%	11/01/36 (a)	225,000	206,451
Refunding RB Series 2016 A	4.00%	11/01/37 (a)	280,000	278,017
Refunding RB Series 2016 A	5.00%	11/01/41 (a)	70,000	70,373
Refunding RB Series 2016 A	4.00%	11/01/45 (a)	250,000	226,490
Refunding RB Series 2017 A	5.00%	11/01/26	50,000	51,676
Refunding RB Series 2017 A	5.00%	11/01/27 (a)	100,000	104,832
Refunding RB Series 2017 A	5.00%	11/01/31 (a)	60,000	62,317
Refunding RB Series 2017 A	5.00%	11/01/47 (a)	5,000,000	5,023,344
Chabot-Las Positas Community College District
Refunding GO Bonds Series 2016	4.00%	08/01/35 (a)	4,000,000	4,004,780
Refunding GO Bonds Series 2016	4.00%	08/01/37 (a)	1,170,000	1,163,789
Chaffey Community College District
GO Bonds Series 2019 A	5.00%	06/01/48 (a)(b)	100,000	107,138
Chino Basin Regional Financing Authority
RB Inland Empire Utilities Agency Series 2020 B	4.00%	11/01/25 (b)	100,000	100,354
Chino Valley Unified School District
GO Bonds Series 2020 B	4.00%	08/01/45 (a)	110,000	100,648
GO Bonds Series 2020 B	5.00%	08/01/55 (a)	160,000	163,228
Citrus Community College District
GO Bonds Series 2024 B	5.00%	08/01/49 (a)	100,000	105,260
City & County of San Francisco
Refunding COP Series 2024 R-1	4.00%	04/01/45 (a)	100,000	91,246
Refunding GO Bonds Series 2022 R-1	5.00%	06/15/28	135,000	144,997
Refunding GO Bonds Series 2022 R-1	5.00%	06/15/30	40,000	44,578
Refunding GO Bonds Series 2022 R-1	5.00%	06/15/32	55,000	62,960
Refunding GO Bonds Series 2024 R-1	5.00%	06/15/35 (a)	95,000	109,277
City of Los Angeles Department of Airports
RB Series 2020 D	4.00%	05/15/48 (a)	200,000	182,298
RB Series 2022 B	4.00%	05/15/48 (a)	1,150,000	1,048,212
RB Series 2022 I	5.00%	05/15/48 (a)	300,000	306,527
RB Series 2025 E	5.00%	05/15/50 (a)	2,545,000	2,627,231
Refunding RB Series 2020 A	5.00%	05/15/34 (a)	100,000	107,498
Refunding RB Series 2020 A	5.00%	05/15/38 (a)	125,000	131,221
Refunding RB Series 2020 A	5.00%	05/15/40 (a)	40,000	41,597
Refunding RB Series 2020 B	5.00%	05/15/32 (a)	135,000	148,274
Refunding RB Series 2021 B	5.00%	05/15/45 (a)	550,000	566,359
Refunding RB Series 2021 B	5.00%	05/15/48 (a)	100,000	102,078
City of Los Angeles Wastewater System Revenue
RB Series 2017 A	5.25%	06/01/47 (a)	25,000	25,300
RB Series 2022 A	5.00%	06/01/47 (a)	80,000	82,412
Refunding RB Series 2018 B	5.00%	06/01/27	115,000	120,282
Refunding RB Series 2022 C	5.00%	06/01/30	100,000	110,837
City of Riverside Electric Revenue
Refunding RB Series 2024 A	5.00%	10/01/49 (a)	30,000	31,229
City of Sacramento Transient Occupancy Tax Revenue
RB Series 2018 A	5.00%	06/01/48 (a)	250,000	248,662
City of San Francisco Public Utilities Commission Water Revenue
RB Series 2020 A	5.00%	11/01/50 (a)	295,000	298,993
RB Series 2020 B	5.00%	11/01/50 (a)	45,000	45,402
RB Series 2023 A	5.25%	11/01/48 (a)	400,000	419,745
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2016 A	5.00%	11/01/25	215,000	216,612
Refunding RB Series 2016 A	5.00%	11/01/26	350,000	361,731
Refunding RB Series 2016 A	4.00%	11/01/36 (a)	40,000	40,044
Refunding RB Series 2023 C	5.00%	11/01/32	1,000,000	1,146,867
Refunding RB Series 2023 C	5.00%	11/01/37 (a)	100,000	111,344
City of San Jose
GO Bonds Series 2019 A-1	5.00%	09/01/45 (a)	250,000	256,902
City of Vernon Electric System Revenue
RB Series 2021 A	5.00%	10/01/27	30,000	31,162
Coast Community College District
GO Bonds Series 2006 B	2.82%	08/01/27 (c)(d)	110,000	103,785
GO Bonds Series 2006 B	3.01%	08/01/30 (c)(d)	385,000	330,813
GO Bonds Series 2015	2.82%	08/01/34 (a)(b)(d)	150,000	101,618
GO Bonds Series 2017 D	4.50%	08/01/39 (a)(b)	125,000	130,497
GO Bonds Series 2019 F	4.14%	08/01/40 (a)(d)	300,000	155,016
Compton Unified School District
GO Bonds Series 2019 B	4.00%	06/01/49 (a)(c)	150,000	135,198
Contra Costa Community College District
GO Bonds Series 2014 A	4.00%	08/01/39 (a)	4,000,000	3,876,858
Contra Costa Transportation Authority Sales Tax Revenue
Refunding RB Series 2021 A	4.00%	03/01/34 (a)	40,000	41,955
Corona-Norco Unified School District
GO Bonds Series 2019 C	4.00%	08/01/49 (a)	50,000	44,677
County of Sacramento Airport System Revenue
RB Series 2024	5.00%	07/01/49 (a)	150,000	153,781
Refunding RB Series 2016 A	5.00%	07/01/41 (a)	50,000	50,135
Refunding RB Series 2016 B	5.00%	07/01/41 (a)	100,000	100,241
County of San Bernardino
Refunding COP Series 2019 A	5.00%	10/01/26	40,000	41,264
County of Santa Clara
Refunding GO Bonds Series 2017 C	3.25%	08/01/39 (a)	120,000	104,908
Desert Community College District
GO Bonds Series 2021 A-1	4.00%	08/01/51 (a)	200,000	177,604
Downey Unified School District
GO Bonds Series 2023 A	4.00%	08/01/52 (a)	1,000,000	890,050
East Bay Municipal Utility District Water System Revenue
RB Series 2017 A	5.00%	06/01/42 (a)	3,705,000	3,764,822
RB Series 2017 A	4.00%	06/01/45 (a)	155,000	143,287
RB Series 2024 A	5.00%	06/01/49 (a)	60,000	62,864
Refunding RB Series 2017 B	5.00%	06/01/29 (a)	70,000	73,259
Refunding RB Series 2017 B	5.00%	06/01/30 (a)	265,000	277,000
Refunding RB Series 2017 B	5.00%	06/01/31 (a)	80,000	83,492
Refunding RB Series 2017 B	5.00%	06/01/33 (a)	115,000	119,485
Refunding RB Series 2017 B	5.00%	06/01/35 (a)	30,000	31,012
East County Advanced Water Purification Joint Powers Authority
RB Series 2024 A-1	3.13%	09/01/26 (a)	70,000	70,216
RB Series 2024 A-2	5.00%	09/01/26 (a)	330,000	337,207
East Side Union High School District
GO Bonds Series 2024 B	5.00%	08/01/30 (c)	100,000	111,375
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Eastern Municipal Water District Financing Authority
RB Series 2017 D	5.00%	07/01/47 (a)	85,000	85,663
Elk Grove Unified School District
GO Bonds Series 2019	4.00%	08/01/48 (a)	200,000	183,036
Refunding COP Series 2016	3.13%	02/01/40 (a)(c)	245,000	205,129
Folsom Cordova Unified School District
GO Bonds Series 2019 D	4.00%	10/01/44 (a)(c)	350,000	325,689
Foothill-De Anza Community College District
Refunding GO Bonds Series 2016	4.00%	08/01/40 (a)	100,000	97,076
Foothill-Eastern Transportation Corridor Agency
RB Series 1995 A	2.48%	01/01/28 (b)(d)	340,000	317,508
RB Series 2021 A	4.00%	01/15/46 (a)	560,000	527,621
Refunding RB Series 2014 B-2	3.50%	01/15/53 (a)	65,000	51,439
Refunding RB Series 2021 C	4.00%	01/15/43 (a)	105,000	99,764
Fresno Unified School District
GO Bonds Series 2022 B	4.00%	08/01/52 (a)	150,000	131,833
Refunding GO Bonds Series 2016 B	4.00%	08/01/46 (a)	400,000	367,959
Glendale Community College District
GO Bonds Series 2017 A	5.25%	08/01/41 (a)(b)	100,000	105,914
GO Bonds Series 2017 A	4.00%	08/01/46 (a)	1,500,000	1,345,315
GO Bonds Series 2020 B	4.00%	08/01/50 (a)	170,000	150,724
Grossmont Healthcare District
Refunding GO Bonds Series 2015 D	4.00%	07/15/40 (a)	200,000	200,081
Grossmont-Cuyamaca Community College District
GO Bonds Series 2018 B	4.00%	08/01/47 (a)	130,000	119,450
Hayward Area Recreation & Park District
Refunding GO Bonds Series 2017 A	4.00%	08/01/46 (a)	25,000	23,026
Hayward Unified School District
GO Bonds Series 2017	4.00%	08/01/42 (a)(c)	35,000	32,671
GO Bonds Series 2019 A	4.00%	08/01/48 (a)	250,000	224,239
GO Bonds Series 2020	4.00%	08/01/45 (a)(c)	150,000	137,363
GO Bonds Series 2020	4.00%	08/01/50 (a)(c)	150,000	132,973
Imperial Irrigation District Electric System Revenue
RB Series 2016 B-1	5.00%	11/01/46 (a)	50,000	50,299
Irvine Facilities Financing Authority
RB Series 2023 A	4.25%	05/01/53 (a)	100,000	91,795
Special Tax Community Facilities District No. 2013-3 Series 2023 A	5.00%	09/01/48 (a)	100,000	103,095
Special Tax Community Facilities District No. 2013-3 Series 2023 A	5.25%	09/01/53 (a)	25,000	26,049
Special Tax Community Facilities District No. 2013-3 Series 2023 A	4.00%	09/01/58 (a)	100,000	87,396
Livermore Valley Joint Unified School District
GO Bonds Series 2019	4.00%	08/01/46 (a)	50,000	43,994
Long Beach Community College District
GO Bonds Series 2019 C	4.00%	08/01/49 (a)	150,000	134,031
Long Beach Unified School District
GO Bonds Series 2019 B	3.00%	08/01/48 (a)	150,000	107,761
GO Bonds Series 2019 B	3.00%	08/01/50 (a)	350,000	246,124
GO Bonds Series 2019 F	3.00%	08/01/47 (a)	3,250,000	2,360,773
GO Bonds Series 2023 C	4.00%	08/01/50 (a)	100,000	89,003
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles Community College District
GO Bonds Series 2017 J	4.00%	08/01/41 (a)	1,000,000	948,702
GO Bonds Series 2019 K	4.00%	08/01/38 (a)	4,065,000	3,995,248
GO Bonds Series 2019 K	3.00%	08/01/39 (a)	275,000	235,803
GO Bonds Series 2022 C-1	5.00%	08/01/25	60,000	60,099
GO Bonds Series 2022 C-1	5.00%	08/01/26	25,000	25,688
GO Bonds Series 2022 L	5.00%	08/01/25	200,000	200,328
GO Bonds Series 2022 L	5.00%	08/01/36 (a)	25,000	28,017
GO Bonds Series 2023 D	5.00%	08/01/28	65,000	70,081
GO Bonds Series 2023 D	5.00%	08/01/30	100,000	112,084
GO Bonds Series 2024	5.00%	08/01/27	85,000	89,579
GO Bonds Series 2024	5.00%	08/01/36 (a)	45,000	51,762
GO Bonds Series 2024	5.00%	08/01/38 (a)	175,000	197,710
GO Bonds Series 2024 E	5.00%	08/01/28	100,000	107,817
GO Bonds Series 2024 E	5.00%	08/01/30	640,000	717,335
Refunding GO Bonds Series 2015 C	5.00%	08/01/25	155,000	155,254
Refunding GO Bonds Series 2015 C	5.00%	06/01/26	80,000	81,832
Refunding GO Bonds Series 2016	4.00%	08/01/37 (a)	50,000	49,593
Los Angeles County Facilities 2, Inc.
RB Series 2024 A	5.25%	06/01/49 (a)	150,000	158,363
Los Angeles County Facilities, Inc.
RB Series 2018 A	4.00%	12/01/48 (a)	100,000	91,773
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
RB Series 2017 A	5.00%	07/01/38 (a)	30,000	30,726
RB Series 2017 A	5.00%	07/01/42 (a)	150,000	152,157
RB Series 2017 A	5.00%	07/01/42 (a)	200,000	202,875
RB Series 2019 A	5.00%	07/01/37 (a)	120,000	124,864
RB Series 2019 B	5.00%	07/01/35 (a)	60,000	63,025
RB Series 2019 B	5.00%	07/01/36 (a)	170,000	177,698
RB Series 2020 A	5.00%	06/01/27	175,000	183,272
RB Series 2020 A	5.00%	06/01/28	865,000	928,517
RB Series 2020 A	5.00%	06/01/29	165,000	180,701
RB Series 2020 A	5.00%	06/01/33 (a)	2,510,000	2,594,989
RB Series 2020 A	5.00%	06/01/34 (a)	250,000	257,896
RB Series 2020 A	5.00%	06/01/35 (a)	50,000	54,318
RB Series 2020 A	4.00%	06/01/36 (a)	1,290,000	1,302,072
RB Series 2020 A	5.00%	06/01/36 (a)	35,000	37,763
RB Series 2020 A	5.00%	06/01/37 (a)	50,000	53,633
RB Series 2021 A	5.00%	06/01/29	20,000	21,935
RB Series 2021 A	5.00%	06/01/30	105,000	117,252
RB Series 2021 A	5.00%	06/01/33 (a)	80,000	89,751
RB Series 2021 A	4.00%	06/01/34 (a)	270,000	279,896
RB Series 2021 A	4.00%	06/01/35 (a)	170,000	174,389
Refunding RB Series 2024 A	5.00%	06/01/31	1,000,000	1,135,289
Refunding RB Series 2024 A	5.00%	06/01/33	75,000	87,024
Refunding RB Series 2024 A	5.00%	06/01/38 (a)	125,000	139,653
Los Angeles County Public Works Financing Authority
RB Series 2016 D	4.00%	12/01/40 (a)	200,000	188,272
RB Series 2020 A	4.00%	12/01/43 (a)	70,000	64,072
RB Series 2021 F	4.00%	12/01/46 (a)	50,000	44,808
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles Department of Water & Power
RB Power System Revenue Series 2017 A	5.00%	07/01/34 (a)	160,000	162,507
RB Power System Revenue Series 2017 A	5.00%	07/01/47 (a)	100,000	98,720
RB Power System Revenue Series 2017 C	5.00%	07/01/47 (a)	3,000,000	2,961,613
RB Power System Revenue Series 2019 A	5.00%	07/01/45 (a)	140,000	139,153
RB Power System Revenue Series 2019 A	5.00%	07/01/49 (a)	175,000	172,260
RB Power System Revenue Series 2021 C	4.00%	07/01/26 (a)	50,000	50,319
RB Power System Revenue Series 2021 C	5.00%	07/01/51 (a)	50,000	50,159
RB Power System Revenue Series 2022 A	5.00%	07/01/46 (a)	130,000	131,872
RB Power System Revenue Series 2022 A	5.00%	07/01/51 (a)	265,000	265,841
RB Power System Revenue Series 2022 B	5.00%	07/01/43 (a)	50,000	51,483
RB Power System Revenue Series 2022 B	5.00%	07/01/47 (a)	110,000	111,573
RB Power System Revenue Series 2023 B	5.25%	07/01/53 (a)	40,000	40,754
RB Power System Revenue Series 2024 D	5.00%	07/01/43 (a)	70,000	72,560
RB Power System Revenue Series 2024 D	5.00%	07/01/50 (a)	100,000	100,803
Refunding RB Series 2025 B	5.00%	07/01/30	1,000,000	1,078,216
Refunding RB Series 2025 B	5.00%	07/01/31	3,000,000	3,262,025
Refunding RB Power System Revenue Series 2017 B	5.00%	07/01/35 (a)	10,000	10,134
Refunding RB Power System Revenue Series 2019 B	5.00%	07/01/32 (a)	140,000	145,983
Refunding RB Power System Revenue Series 2019 D	5.00%	07/01/44 (a)	250,000	248,789
Refunding RB Power System Revenue Series 2020 A	5.00%	07/01/25	200,000	200,000
Refunding RB Power System Revenue Series 2020 A	5.00%	07/01/29	150,000	159,758
Refunding RB Power System Revenue Series 2020 B	5.00%	07/01/40 (a)	235,000	241,962
Refunding RB Power System Revenue Series 2020 B	5.00%	07/01/45 (a)	700,000	710,869
Refunding RB Power System Revenue Series 2021 B	5.00%	07/01/41 (a)	100,000	102,902
Refunding RB Power System Revenue Series 2021 B	5.00%	07/01/46 (a)	80,000	81,068
Refunding RB Power System Revenue Series 2021 B	5.00%	07/01/48 (a)	150,000	151,282
Refunding RB Power System Revenue Series 2022 C	5.00%	07/01/41 (a)	150,000	155,210
Refunding RB Power System Revenue Series 2022 E	5.00%	07/01/26	100,000	101,673
Refunding RB Power System Revenue Series 2022 E	5.00%	07/01/29	100,000	106,505
Refunding RB Power System Revenue Series 2023 A	5.00%	07/01/28	50,000	52,583
Refunding RB Power System Revenue Series 2023 A	5.00%	07/01/31	105,000	114,171
Refunding RB Power System Revenue Series 2023 D	5.00%	07/01/42 (a)	5,000	5,186
Refunding RB Power System Revenue Series 2023 E	5.00%	07/01/35 (a)	660,000	714,044
Refunding RB Power System Revenue Series 2023 E	5.00%	07/01/36 (a)	100,000	107,288
Refunding RB Power System Revenue Series 2023 E	5.00%	07/01/38 (a)	65,000	68,671
Refunding RB Power System Revenue Series 2023 E	5.00%	07/01/53 (a)	125,000	125,276
Refunding RB Power System Revenue Series 2024 B	5.00%	07/01/36 (a)	85,000	91,521
Refunding RB Power System Revenue Series 2024 B	5.00%	07/01/37 (a)	130,000	138,968
Refunding RB Power System Revenue Series 2024 B	5.00%	07/01/38 (a)	150,000	158,913
Refunding RB Power System Revenue Series 2024 C	5.00%	07/01/39 (a)	135,000	142,120
Refunding RB Power System Revenue Series 2024 C	5.00%	07/01/46 (a)	195,000	199,039
Los Angeles Department of Water & Power Water System Revenue
RB Series 2018 A	5.00%	07/01/48 (a)	85,000	84,870
Refunding RB Series 2016 A	5.00%	07/01/41 (a)	2,000,000	1,993,432
Refunding RB Series 2016 A	5.00%	07/01/46 (a)	250,000	247,386
Refunding RB Series 2020 A	5.00%	07/01/41 (a)	85,000	87,343
Refunding RB Series 2020 A	5.00%	07/01/50 (a)	300,000	301,466
Refunding RB Series 2021 C	5.00%	07/01/36 (a)	100,000	105,327
Refunding RB Series 2021 C	5.00%	07/01/37 (a)	215,000	224,723
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2021 C	5.00%	07/01/38 (a)	105,000	109,027
Refunding RB Series 2022 B	4.00%	07/01/49 (a)	200,000	175,809
Refunding RB Series 2022 C	5.00%	07/01/38 (a)	75,000	78,965
Refunding RB Series 2022 C	5.00%	07/01/39 (a)	95,000	99,369
Refunding RB Series 2022 C	5.00%	07/01/40 (a)	100,000	104,226
Refunding RB Series 2022 C	5.00%	07/01/41 (a)	245,000	254,370
Refunding RB Series 2022 C	5.00%	07/01/43 (a)	150,000	154,632
Refunding RB Series 2022 D	5.00%	07/01/47 (a)	55,000	55,852
Refunding RB Series 2022 D	5.00%	07/01/52 (a)	150,000	150,584
Refunding RB Series 2023 A	5.00%	07/01/33	75,000	83,384
Refunding RB Series 2023 A	5.00%	07/01/34 (a)	50,000	55,179
Refunding RB Series 2024 B	5.00%	07/01/25	55,000	55,000
Los Angeles Unified School District
COP Series 2023 A	5.00%	10/01/34 (a)(b)	1,190,000	1,361,761
COP Series 2023 A	5.00%	10/01/34 (a)	810,000	914,387
COP Series 2023 A	5.00%	10/01/36 (a)(b)	60,000	68,660
COP Series 2023 A	5.00%	10/01/36 (a)	40,000	44,370
COP Series 2023 A	5.00%	10/01/37 (a)(b)	55,000	62,939
COP Series 2023 A	5.00%	10/01/37 (a)	35,000	38,454
GO Bonds Series 2016 A	4.00%	07/01/33 (a)	240,000	240,000
GO Bonds Series 2016 A	4.00%	07/01/34 (a)	200,000	200,000
GO Bonds Series 2016 A	4.00%	07/01/40 (a)	110,000	105,513
GO Bonds Series 2018 B-1	5.00%	07/01/30 (a)	100,000	105,423
GO Bonds Series 2018 B-1	5.00%	07/01/33 (a)	125,000	130,724
GO Bonds Series 2018 B-1	5.25%	07/01/42 (a)	310,000	317,040
GO Bonds Series 2020 C	5.00%	07/01/27	215,000	225,413
GO Bonds Series 2020 C	4.00%	07/01/31 (a)	140,000	147,590
GO Bonds Series 2020 C	3.00%	07/01/35 (a)	70,000	65,267
GO Bonds Series 2020 C	4.00%	07/01/37 (a)	80,000	79,900
GO Bonds Series 2020 C	4.00%	07/01/39 (a)	50,000	49,241
GO Bonds Series 2020 C	4.00%	07/01/44 (a)	205,000	190,574
GO Bonds Series 2020 C	3.00%	07/01/45 (a)	100,000	75,713
GO Bonds Series 2020 RYQ	5.00%	07/01/33 (a)	85,000	92,993
GO Bonds Series 2020 RYQ	5.00%	07/01/35 (a)	200,000	216,193
GO Bonds Series 2020 RYQ	4.00%	07/01/36 (a)	115,000	116,093
GO Bonds Series 2020 RYQ	4.00%	07/01/37 (a)	25,000	24,969
GO Bonds Series 2020 RYQ	4.00%	07/01/44 (a)	225,000	208,531
GO Bonds Series 2021 RYRR	4.00%	07/01/46 (a)	135,000	123,228
GO Bonds Series 2022 QRR	5.00%	07/01/29	140,000	152,784
GO Bonds Series 2022 QRR	5.25%	07/01/47 (a)	255,000	267,931
GO Bonds Series 2023	5.00%	07/01/37 (a)	10,000	11,100
GO Bonds Series 2023	5.00%	07/01/38 (a)	25,000	27,423
GO Bonds Series 2023	5.25%	07/01/40 (a)	505,000	556,431
GO Bonds Series 2023	5.25%	07/01/42 (a)	50,000	54,120
GO Bonds Series 2023	5.25%	07/01/48 (a)	285,000	299,935
GO Bonds Series 2024 QRR	5.00%	07/01/25	300,000	300,000
GO Bonds Series 2024 QRR	5.00%	07/01/35 (a)	1,500,000	1,715,292
GO Bonds Series 2024 QRR	5.00%	07/01/39 (a)	70,000	76,798
GO Bonds Series 2024 QRR	5.00%	07/01/40 (a)	50,000	54,395
GO Bonds Series 2024 QRR	5.00%	07/01/43 (a)	250,000	265,712
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2024 QRR	5.00%	07/01/44 (a)	2,000,000	2,114,657
GO Bonds Series 2024 QRR	5.00%	07/01/45 (a)	45,000	47,370
GO Bonds Series 2024 QRR	5.25%	07/01/49 (a)	85,000	89,588
Refunding GO Bonds Series 2016 A	5.00%	07/01/25	55,000	55,000
Refunding GO Bonds Series 2016 A	5.00%	07/01/29 (a)	25,000	25,000
Refunding GO Bonds Series 2016 B	5.00%	07/01/27 (a)	155,000	158,552
Refunding GO Bonds Series 2016 B	2.00%	07/01/29 (a)	100,000	94,505
Refunding GO Bonds Series 2016 B	5.00%	07/01/30 (a)	30,000	30,621
Refunding GO Bonds Series 2016 B	3.00%	07/01/31 (a)	65,000	64,367
Refunding GO Bonds Series 2016 B	3.00%	07/01/32 (a)	50,000	48,512
Refunding GO Bonds Series 2017 A	5.00%	07/01/25	200,000	200,000
Refunding GO Bonds Series 2017 A	5.00%	07/01/26	200,000	205,157
Refunding GO Bonds Series 2019 A	5.00%	07/01/27	275,000	288,319
Refunding GO Bonds Series 2019 A	5.00%	07/01/29	225,000	245,546
Refunding GO Bonds Series 2019 A	5.00%	07/01/32 (a)	75,000	80,945
Refunding GO Bonds Series 2020 A	5.00%	07/01/27	125,000	131,054
Refunding GO Bonds Series 2020 A	5.00%	07/01/28	275,000	294,498
Refunding GO Bonds Series 2024 A	5.00%	07/01/25	30,000	30,000
Refunding GO Bonds Series 2024 A	5.00%	07/01/26	100,000	102,579
Refunding GO Bonds Series 2024 A	5.00%	07/01/27	445,000	466,552
Refunding GO Bonds Series 2024 A	5.00%	07/01/29	870,000	949,444
Refunding GO Bonds Series 2024 A	5.00%	07/01/31	500,000	562,438
Refunding GO Bonds Series 2024 A	5.00%	07/01/32	1,275,000	1,449,817
Refunding GO Bonds Series 2024 A	5.00%	07/01/33	7,955,000	9,120,155
Refunding GO Bonds Series 2024 A	5.00%	07/01/34	235,000	270,349
Marin Healthcare District
GO Bonds Series 2017 A	4.00%	08/01/47 (a)	100,000	87,809
Metropolitan Water District of Southern California
RB Series 2015 A	5.00%	07/01/28 (a)(b)	125,000	125,000
RB Series 2020 A	5.00%	10/01/45 (a)	1,535,000	1,575,128
RB Series 2021 A	5.00%	10/01/46 (a)	200,000	207,552
RB Series 2023 A	5.00%	04/01/53 (a)	40,000	41,410
Refunding RB Series 2017 A	2.50%	07/01/25	90,000	90,000
Refunding RB Series 2017 A	2.50%	07/01/26	100,000	99,429
Refunding RB Series 2017 A	2.50%	07/01/27	150,000	148,477
Refunding RB Series 2019 A	5.00%	07/01/29	25,000	27,583
Refunding RB Series 2019 A	5.00%	07/01/30 (a)	100,000	108,676
Refunding RB Series 2019 A	5.00%	07/01/34 (a)	4,000,000	4,278,477
Refunding RB Series 2020 A	5.00%	07/01/27	65,000	68,526
Refunding RB Series 2020 C	5.00%	07/01/40 (a)	20,000	21,210
Refunding RB Series 2022 A	5.00%	10/01/28	50,000	54,160
Refunding RB Series 2022 A	5.00%	10/01/29	100,000	110,487
Refunding RB Series 2024 A	5.00%	04/01/31	25,000	28,353
Refunding RB Series 2024 A	5.00%	04/01/34	110,000	128,324
Mount San Antonio Community College District
GO Bonds Series 2019 A	4.00%	08/01/49 (a)	125,000	113,008
GO Bonds Series 2021 E	4.07%	08/01/46 (a)(d)	250,000	90,193
Mountain View-Whisman School District
GO Bonds Series 2022 B	4.25%	09/01/45 (a)	40,000	38,652
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Municipal Improvement Corp. of Los Angeles
Refunding RB Series 2016 B	5.00%	11/01/28 (a)	75,000	77,015
Refunding RB Series 2016 B	5.00%	11/01/29 (a)	35,000	35,889
Refunding RB Series 2016 B	4.00%	11/01/33 (a)	580,000	579,169
Refunding RB Series 2016 B	4.00%	11/01/34 (a)	500,000	497,776
Refunding RB Series 2016 B	4.00%	11/01/35 (a)	150,000	147,928
Natomas Unified School District
GO Bonds Series 2020 A	4.00%	08/01/49 (a)(c)	25,000	22,526
New Haven Unified School District
GO Bonds Series 2009	3.52%	08/01/33 (c)(d)	125,000	96,003
Newport Mesa Unified School District
GO Bonds Series 2011	3.10%	08/01/33 (d)	250,000	193,385
Norman Y Mineta San Jose International Airport SJC
Refunding RB Series 2017 B	5.00%	03/01/42 (a)	100,000	100,800
Refunding RB Series 2017 B	5.00%	03/01/47 (a)(c)	160,000	160,528
North Orange County Community College District
GO Bonds Series 2003 B	2.97%	08/01/28 (c)(d)	35,000	32,097
Northern California Sanitation Agencies Financing Authority
Refunding RB Sacramento Area Sewer District Series 2020 A	5.00%	12/01/50 (a)	100,000	103,110
Refunding RB Sacramento Area Sewer District Series 2021	5.00%	12/01/31	35,000	40,112
Refunding RB Sacramento Area Sewer District Series 2021	5.00%	12/01/32 (a)	125,000	144,830
Refunding RB Sacramento Area Sewer District Series 2021	5.00%	12/01/33 (a)	115,000	130,058
Refunding RB Sacramento Area Sewer District Series 2024 A	5.00%	12/01/35 (a)	65,000	75,156
Refunding RB Sacramento Area Sewer District Series 2024 A	5.00%	12/01/38 (a)	55,000	61,948
Oakland Unified School District/Alameda County
GO Bonds Series 2015 A	5.00%	08/01/40 (a)(b)	350,000	350,637
GO Bonds Series 2021 A	4.00%	08/01/46 (a)(c)	195,000	181,070
Orange County Local Transportation Authority Sales Tax Revenue
RB Series 2019	5.00%	02/15/41 (a)	100,000	104,158
Oxnard Union High School District
GO Bonds Series 2018 A	5.00%	08/01/42 (a)(b)	100,000	102,655
GO Bonds Series 2022 C	4.00%	08/01/47 (a)	50,000	46,017
Palomar Community College District
GO Bonds Series 2015 C	5.00%	08/01/44 (a)(b)	85,000	85,151
GO Bonds Series 2017 D	4.00%	08/01/46 (a)	100,000	91,843
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue
RB Series 2022 A	5.00%	06/01/51 (a)	300,000	306,482
Peralta Community College District
Refunding GO Bonds Series 2016 A	4.00%	08/01/39 (a)(b)	50,000	50,048
Perris Union High School District
GO Bonds Series 2019 A	4.00%	09/01/43 (a)(c)	35,000	32,631
Pleasanton Unified School District
GO Bonds Series 2023	4.00%	08/01/52 (a)	55,000	48,339
Poway Unified School District
GO Bonds Facilities Improvement District No. 2007-1 Series 2009 A	3.32%	08/01/31 (d)	60,000	49,588
GO Bonds Facilities Improvement District No. 2007-1 Series 2011	3.98%	08/01/33 (d)	85,000	64,868
GO Bonds Facilities Improvement District No. 2007-1 Series 2011	3.43%	08/01/34 (d)	30,000	21,861
GO Bonds Facilities Improvement District No. 2007-1 Series 2011	4.12%	08/01/37 (d)	250,000	155,365
GO Bonds Facilities Improvement District No. 2007-1 Series 2011	4.68%	08/01/51 (d)	250,000	67,707
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Rancho Santiago Community College District
GO Bonds Series 2006 C	3.31%	09/01/30 (c)(d)	280,000	239,314
Rio Hondo Community College District
GO Bonds Series 2022 D	4.49%	08/01/44 (a)(d)	500,000	197,918
GO Bonds Series 2025 A	4.38%	08/01/55 (a)	350,000	329,612
Riverside Community College District
GO Bonds Series 2025 A	4.00%	08/01/50 (a)	250,000	225,168
GO Bonds Series 2025 A	4.00%	08/01/54 (a)	250,000	220,931
Riverside County Public Financing Authority
RB Series 2015	4.13%	11/01/40 (a)(b)	100,000	100,479
RB Series 2015	5.25%	11/01/45 (a)(b)	100,000	100,849
Riverside County Transportation Commission
Refunding RB Series 2021 B-1	4.00%	06/01/37 (a)	60,000	58,977
Refunding RB Series 2021 B-1	4.00%	06/01/39 (a)	275,000	263,226
Refunding RB Series 2021 B-1	4.00%	06/01/40 (a)	80,000	75,315
Refunding RB Series 2021 B-1	4.00%	06/01/46 (a)	150,000	134,053
Refunding RB Series 2021 C	4.00%	06/01/47 (a)	50,000	43,704
Riverside County Transportation Commission Sales Tax Revenue
Refunding RB Series 2017 B	5.00%	06/01/30 (a)	20,000	21,042
Refunding RB Series 2017 B	5.00%	06/01/32 (a)	310,000	324,865
Refunding RB Series 2017 B	5.00%	06/01/35 (a)	25,000	26,019
Refunding RB Series 2017 B	5.00%	06/01/37 (a)	25,000	25,883
Riverside Unified School District
GO Bonds Series 2019 B	4.00%	08/01/42 (a)	200,000	186,317
Sacramento City Financing Authority
Refunding RB Series 2006	5.25%	12/01/30 (c)	100,000	110,015
Sacramento City Unified School District
GO Bonds Series 2022 A	5.50%	08/01/52 (a)(c)	820,000	855,202
Sacramento Municipal Utility District
RB Series 2019 G	5.00%	08/15/39 (a)	35,000	36,522
RB Series 2019 G	5.00%	08/15/40 (a)	140,000	145,295
RB Series 2020 H	4.00%	08/15/45 (a)	325,000	298,733
RB Series 2023 K	5.00%	08/15/48 (a)	7,020,000	7,294,380
RB Series 2023 K	5.00%	08/15/53 (a)	105,000	108,273
RB Series 2024 M	5.00%	11/15/49 (a)	90,000	93,564
RB Series 2024 M	5.00%	11/15/54 (a)	35,000	36,088
Refunding RB Series 2024 N-1	5.00%	11/15/32	120,000	137,844
Sacramento Transportation Authority Sales Tax Revenue
Refunding RB Series 2023	5.00%	10/01/32	95,000	109,677
San Bernardino City Unified School District
GO Bonds Series 2020 F	3.00%	08/01/44 (a)(c)	500,000	379,113
San Bernardino Community College District
GO Bonds Series 2009 B	4.63%	08/01/48 (d)	150,000	51,177
GO Bonds Series 2019 A	4.00%	08/01/49 (a)(b)	60,000	62,069
GO Bonds Series 2023 B	4.13%	08/01/49 (a)	125,000	116,681
GO Bonds Series 2023 B	5.00%	08/01/49 (a)	120,000	122,747
San Diego Community College District
GO Bonds Series 2016	5.00%	08/01/29 (a)(b)	220,000	226,032
GO Bonds Series 2016	5.00%	08/01/31 (a)(b)	25,000	25,686
GO Bonds Series 2024	5.00%	08/01/30	75,000	84,025
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2025 A-1	4.00%	08/01/50 (a)	500,000	446,117
GO Bonds Series 2025 A-1	5.00%	08/01/55 (a)	520,000	543,868
San Diego County Regional Airport Authority
RB Series 2021 A	4.00%	07/01/46 (a)	115,000	105,313
RB Series 2021 A	4.00%	07/01/51 (a)	350,000	312,570
RB Series 2021 A	5.00%	07/01/51 (a)	35,000	35,437
RB Series 2021 A	4.00%	07/01/56 (a)	545,000	476,617
RB Series 2021 A	5.00%	07/01/56 (a)	55,000	55,539
Refunding RB Series 2019 A	5.00%	07/01/36 (a)	55,000	58,161
Refunding RB Series 2019 A	4.00%	07/01/38 (a)	25,000	24,943
San Diego County Regional Transportation Commission
RB Series 2016 A	5.00%	04/01/48 (a)	200,000	200,620
Refunding RB Series 2023 A	5.00%	04/01/29	100,000	109,429
Refunding RB Series 2023 A	5.00%	04/01/32	75,000	86,161
Refunding RB Series 2023 A	5.00%	04/01/33	530,000	615,259
San Diego County Water Authority
Refunding RB Series 2021 B	4.00%	05/01/33 (a)	30,000	31,563
Refunding RB Series 2021 B	4.00%	05/01/34 (a)	80,000	83,340
Refunding RB Series 2021 B	4.00%	05/01/35 (a)	260,000	268,088
Refunding RB Series 2021 B	4.00%	05/01/36 (a)	50,000	50,975
Refunding RB Series 2021 S-1	5.00%	05/01/28 (a)	50,000	53,349
San Diego Public Facilities Financing Authority
RB Series 2021 A	4.00%	10/15/50 (a)	260,000	230,810
RB Series 2023 A	4.00%	10/15/48 (a)	125,000	115,840
RB Sewer Utility Revenue Series 2022 A	5.00%	05/15/47 (a)	15,000	15,512
RB Sewer Utility Revenue Series 2023 A	5.25%	08/01/48 (a)	35,000	36,952
RB Sewer Utility Revenue Series 2024 A	5.00%	05/15/54 (a)	250,000	257,036
RB Water Utility Revenue Series 2019 A	5.00%	08/01/43 (a)	200,000	202,089
Refunding RB Sewer Utility Revenue Series 2016 A	5.00%	05/15/27 (a)	75,000	76,624
Refunding RB Sewer Utility Revenue Series 2016 B	5.00%	08/01/27 (a)	75,000	76,514
San Diego Unified School District
GO Bonds Series 2010 C	3.08%	07/01/30 (d)	30,000	25,773
GO Bonds Series 2010 C	3.41%	07/01/35 (d)	200,000	140,352
GO Bonds Series 2010 C	4.23%	07/01/45 (d)	150,000	60,779
GO Bonds Series 2012 R-1	3.04%	07/01/30 (d)	165,000	141,611
GO Bonds Series 2017 I	3.13%	07/01/42 (a)	175,000	145,049
GO Bonds Series 2017 I	4.00%	07/01/47 (a)	100,000	90,281
GO Bonds Series 2019 B	3.25%	07/01/48 (a)	350,000	272,663
GO Bonds Series 2019 L	4.00%	07/01/49 (a)	100,000	89,821
GO Bonds Series 2020 M-2	4.00%	07/01/50 (a)	200,000	178,561
GO Bonds Series 2021 N-2	4.00%	07/01/46 (a)	265,000	243,821
GO Bonds Series 2022 F-2	5.00%	07/01/29	65,000	71,377
GO Bonds Series 2023 A-3	5.00%	07/01/48 (a)	105,000	109,633
GO Bonds Series 2023 A-3	4.00%	07/01/53 (a)	400,000	355,727
GO Bonds Series 2023 G	5.00%	07/01/28	685,000	736,650
GO Bonds Series 2023 G	5.00%	07/01/43 (a)	85,000	90,285
GO Bonds Series 2023 G	4.00%	07/01/53 (a)	530,000	471,338
GO Bonds Series 2023 N-2	5.00%	07/01/48 (a)	55,000	57,427
GO Bonds Series 2023 N-2	5.00%	07/01/53 (a)	330,000	340,397
GO Bonds Series 2024 B-3	4.00%	07/01/54 (a)	350,000	307,477
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2024 O-2	5.00%	07/01/25	150,000	150,000
Refunding GO Bonds Series 2005 E-2	5.50%	07/01/27 (c)	150,000	159,263
Refunding GO Bonds Series 2006 F-1	5.25%	07/01/28 (c)	90,000	97,570
Refunding GO Bonds Series 2025 ZR-6A	5.00%	07/01/42	300,000	334,290
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017 A-1	4.00%	08/01/42 (a)	150,000	140,749
GO Bonds Series 2019 B-1	4.00%	08/01/44 (a)	150,000	140,485
GO Bonds Series 2019 B-1	3.00%	08/01/49 (a)	150,000	110,009
GO Bonds Series 2020 C-1	4.00%	08/01/45 (a)	205,000	190,819
GO Bonds Series 2020 C-1	3.00%	08/01/50 (a)	100,000	72,074
GO Bonds Series 2022 D1	4.00%	08/01/47 (a)	100,000	92,682
GO Bonds Series 2022 D-1	5.25%	08/01/47 (a)	190,000	202,067
GO Bonds Series 2022 D-1	4.25%	08/01/52 (a)	135,000	127,053
Refunding GO Bonds Series 2017 E	5.00%	08/01/36 (a)	50,000	51,432
San Francisco City & County Airport Comm-San Francisco International Airport
RB Series 2017 B	5.00%	05/01/47 (a)	150,000	150,805
RB Series 2018 E	5.00%	05/01/48 (a)	100,000	100,857
RB Series 2019 B	5.00%	05/01/49 (a)	30,000	30,317
RB Series 2019 F	5.00%	05/01/50 (a)	100,000	100,970
Refunding RB Series 2019 D	5.00%	05/01/33 (a)	50,000	53,584
Refunding RB Series 2019 D	5.00%	05/01/34 (a)	65,000	69,270
Refunding RB Series 2019 D	5.00%	05/01/37 (a)	380,000	399,671
Refunding RB Series 2021 B	5.00%	05/01/31	60,000	67,304
Refunding RB Series 2022 B	5.00%	05/01/52 (a)	1,115,000	1,133,405
Refunding RB Series 2023 B	5.00%	05/01/43 (a)	40,000	41,786
Refunding RB Series 2023 D	5.25%	05/01/48 (a)	1,290,000	1,351,353
San Francisco City & County Public Utilities Commission Power Revenue
RB Series 2023 A	5.00%	11/01/53 (a)	2,000,000	2,027,292
San Francisco City & County Public Utilities Commission Wastewater Revenue
RB Series 2018 A	4.00%	10/01/43 (a)	200,000	182,054
RB Series 2021 A	5.00%	10/01/44 (a)	310,000	321,592
RB Series 2021 A	5.00%	10/01/45 (a)	5,000,000	5,165,248
RB Series 2023 A	5.00%	10/01/27	20,000	21,114
RB Series 2023 A	5.00%	10/01/28	30,000	32,349
RB Series 2023 A	5.00%	10/01/29	25,000	27,462
RB Series 2023 A	5.00%	10/01/30	100,000	111,766
RB Series 2024 C	5.00%	10/01/49 (a)	50,000	51,665
RB Series 2024 C	5.00%	10/01/54 (a)	210,000	213,891
San Francisco Community College District
GO Bonds Series 2024 B	5.25%	06/15/49 (a)	250,000	262,315
San Francisco Municipal Transportation Agency
RB Series 2017	4.00%	03/01/46 (a)	100,000	90,765
San Joaquin Hills Transportation Corridor Agency
RB Series 1993	2.51%	01/01/26 (b)(d)	400,000	394,612
Refunding RB Series 1997 A	3.62%	01/15/32 (c)(d)	100,000	78,571
Refunding RB Series 2014 A	4.00%	01/15/50 (a)	100,000	87,119
Refunding RB Series 2021 A	5.00%	01/15/33 (a)	50,000	54,795
Refunding RB Series 2021 A	4.00%	01/15/34 (a)	360,000	368,681
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Jose Financing Authority
RB Wastewater Revenue Series 2022 B	5.00%	11/01/47 (a)	100,000	104,322
RB Wastewater Revenue Series 2022 B	5.00%	11/01/52 (a)	175,000	181,202
San Jose Redevelopment Successor Agency
Refunding Tax Allocation Series 2017 A	5.00%	08/01/34 (a)	125,000	129,710
San Mateo County Community College District
GO Bonds Series 2006 B	3.04%	09/01/32 (c)(d)	160,000	127,577
GO Bonds Series 2006 B	3.52%	09/01/34 (c)(d)	50,000	36,688
GO Bonds Series 2018 B	5.00%	09/01/45 (a)	150,000	153,296
San Mateo Foster City Public Financing Authority
RB Sewer Revenue Series 2021 B	5.00%	08/01/25 (b)	340,000	340,619
San Mateo Foster City School District
GO Bonds Series 2023 B	4.00%	08/01/51 (a)	150,000	133,961
San Mateo Joint Powers Financing Authority
RB Series 2018 A	5.00%	07/15/43 (a)	150,000	153,554
Santa Clara Unified School District
GO Bonds Series 2017	3.50%	07/01/42 (a)	25,000	21,622
Santa Clara Valley Transportation Authority
Refunding RB 2000 Measure A Sales Tax Series 2023 A	5.00%	04/01/26	250,000	254,547
Refunding RB 2000 Measure A Sales Tax Series 2023 A	5.00%	04/01/29	50,000	54,714
Refunding RB 2000 Measure A Sales Tax Series 2023 A	5.00%	04/01/34 (a)	110,000	126,430
Refunding RB 2000 Measure A Sales Tax Series 2023 A	5.00%	04/01/36 (a)	40,000	45,175
Santa Clara Valley Water District
COP Series 2023 C1-2	4.00%	06/01/26 (a)	30,000	30,374
Santa Monica Community College District
GO Bonds Series 2018 A	4.00%	08/01/47 (a)	150,000	138,730
GO Bonds Series 2022 B	4.00%	08/01/45 (a)	150,000	141,168
Southern California Public Power Authority
RB Power System Revenue Series 2023 1	5.00%	07/01/37 (a)	500,000	535,952
RB Power System Revenue Series 2023 1-A	5.00%	07/01/48 (a)	150,000	152,559
Refunding RB Series 2015 C	5.00%	07/01/26 (a)	200,000	200,189
Southwestern Community College District
GO Bonds Series 2017 A	4.00%	08/01/47 (a)	50,000	45,942
State of California
GO Bonds Series 2003	5.00%	02/01/28 (c)	70,000	74,298
GO Bonds Series 2013	4.00%	02/01/43 (a)	60,000	57,427
GO Bonds Series 2015	4.00%	03/01/45 (a)	100,000	92,717
GO Bonds Series 2015	5.00%	08/01/45 (a)	120,000	120,073
GO Bonds Series 2016	5.00%	09/01/28 (a)	125,000	128,244
GO Bonds Series 2016	4.00%	09/01/31 (a)	180,000	181,350
GO Bonds Series 2016	4.00%	09/01/32 (a)	155,000	155,988
GO Bonds Series 2016	4.00%	09/01/35 (a)	200,000	200,004
GO Bonds Series 2016	3.00%	09/01/46 (a)	270,000	204,956
GO Bonds Series 2017	5.00%	08/01/29 (a)	210,000	219,811
GO Bonds Series 2017	5.00%	11/01/31 (a)	185,000	193,773
GO Bonds Series 2017	4.00%	11/01/47 (a)	150,000	136,421
GO Bonds Series 2017	5.00%	11/01/47 (a)	3,105,000	3,141,756
GO Bonds Series 2018	5.00%	10/01/25	400,000	402,161
GO Bonds Series 2018	5.00%	10/01/26 (a)	125,000	127,223
GO Bonds Series 2018	5.00%	10/01/28	2,150,000	2,312,773
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2018	5.00%	10/01/29 (a)	150,000	160,807
GO Bonds Series 2018	5.00%	10/01/30 (a)	275,000	294,207
GO Bonds Series 2018	5.00%	10/01/39 (a)	1,000,000	1,008,131
GO Bonds Series 2018	5.00%	10/01/47 (a)	50,000	50,211
GO Bonds Series 2019	5.00%	11/01/27	320,000	337,999
GO Bonds Series 2019	5.00%	11/01/28	125,000	134,675
GO Bonds Series 2019	5.00%	11/01/29	30,000	32,899
GO Bonds Series 2019	5.00%	10/01/30 (a)	250,000	272,324
GO Bonds Series 2019	5.00%	04/01/31 (a)	125,000	134,478
GO Bonds Series 2019	5.00%	11/01/31 (a)	20,000	21,349
GO Bonds Series 2019	5.00%	11/01/32 (a)	220,000	234,120
GO Bonds Series 2019	5.00%	04/01/33 (a)	255,000	272,237
GO Bonds Series 2019	3.00%	10/01/33 (a)	140,000	137,775
GO Bonds Series 2019	5.00%	10/01/49 (a)	175,000	179,673
GO Bonds Series 2020	5.00%	11/01/25	200,000	201,466
GO Bonds Series 2020	5.00%	11/01/27	35,000	36,969
GO Bonds Series 2020	5.00%	11/01/29	100,000	109,664
GO Bonds Series 2020	5.00%	03/01/34 (a)	100,000	108,296
GO Bonds Series 2020	4.00%	11/01/34 (a)	115,000	118,408
GO Bonds Series 2020	5.00%	03/01/35 (a)(b)	10,000	11,007
GO Bonds Series 2020	5.00%	03/01/35 (a)	400,000	430,243
GO Bonds Series 2020	4.00%	11/01/35 (a)	135,000	136,838
GO Bonds Series 2020	4.00%	03/01/36 (a)(b)	20,000	21,143
GO Bonds Series 2020	4.00%	03/01/36 (a)	1,550,000	1,557,973
GO Bonds Series 2020	5.00%	03/01/36 (a)(b)	20,000	22,015
GO Bonds Series 2020	5.00%	03/01/36 (a)	245,000	261,910
GO Bonds Series 2020	5.00%	11/01/36 (a)	25,000	26,846
GO Bonds Series 2020	3.00%	03/01/46 (a)	120,000	93,248
GO Bonds Series 2020	4.00%	03/01/46 (a)	100,000	91,770
GO Bonds Series 2020	2.50%	03/01/50 (a)	90,000	58,482
GO Bonds Series 2021	5.00%	10/01/29	95,000	104,036
GO Bonds Series 2021	5.00%	10/01/30	200,000	222,390
GO Bonds Series 2021	5.00%	12/01/32 (a)	150,000	152,557
GO Bonds Series 2021	4.00%	10/01/33 (a)	620,000	650,475
GO Bonds Series 2021	4.00%	10/01/34 (a)	100,000	103,760
GO Bonds Series 2021	4.00%	10/01/35 (a)	250,000	254,948
GO Bonds Series 2021	5.00%	12/01/35 (a)	210,000	227,182
GO Bonds Series 2021	4.00%	10/01/36 (a)	10,000	10,112
GO Bonds Series 2021	2.38%	12/01/43 (a)	30,000	21,044
GO Bonds Series 2021	3.00%	12/01/46 (a)	70,000	54,138
GO Bonds Series 2021	2.50%	12/01/49 (a)	100,000	65,490
GO Bonds Series 2021	2.38%	10/01/51 (a)	25,000	15,432
GO Bonds Series 2022	5.00%	04/01/27	235,000	245,019
GO Bonds Series 2022	5.00%	04/01/28	75,000	79,881
GO Bonds Series 2022	5.00%	04/01/30	250,000	275,889
GO Bonds Series 2022	5.00%	09/01/31	85,000	95,696
GO Bonds Series 2022	5.00%	04/01/32	575,000	648,787
GO Bonds Series 2022	5.00%	09/01/34 (a)	40,000	44,670
GO Bonds Series 2022	5.00%	04/01/47 (a)	100,000	103,421
GO Bonds Series 2022	5.25%	09/01/47 (a)	6,610,000	6,956,966
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2022	4.00%	04/01/49 (a)	250,000	225,018
GO Bonds Series 2023	5.00%	10/01/31	270,000	304,260
GO Bonds Series 2023	5.00%	10/01/33 (a)	55,000	62,267
GO Bonds Series 2023	5.00%	10/01/35 (a)	200,000	222,859
GO Bonds Series 2023	5.00%	09/01/36 (a)	250,000	277,360
GO Bonds Series 2023	5.00%	09/01/38 (a)	150,000	163,503
GO Bonds Series 2023	5.00%	10/01/39 (a)	340,000	367,343
GO Bonds Series 2023	5.00%	10/01/45 (a)	150,000	156,664
GO Bonds Series 2023	5.25%	10/01/45 (a)	375,000	398,285
GO Bonds Series 2023	5.25%	10/01/50 (a)	170,000	178,722
GO Bonds Series 2023	5.25%	09/01/53 (a)	200,000	210,058
GO Bonds Series 2024	5.00%	08/01/26	250,000	256,638
GO Bonds Series 2024	4.00%	09/01/27	40,000	41,251
GO Bonds Series 2024	5.00%	08/01/28	165,000	176,931
GO Bonds Series 2024	5.00%	09/01/30	100,000	111,059
GO Bonds Series 2024	5.00%	09/01/32	100,000	113,256
GO Bonds Series 2024	5.00%	08/01/33	250,000	285,610
GO Bonds Series 2024	5.00%	08/01/36 (a)	230,000	257,784
GO Bonds Series 2024	5.00%	09/01/39 (a)	50,000	54,460
GO Bonds Series 2024	5.00%	09/01/41 (a)	5,000,000	5,378,020
GO Bonds Series 2024	5.00%	09/01/44 (a)	400,000	421,837
GO Bonds Series 2024	5.00%	09/01/44 (a)	240,000	253,102
GO Bonds Series 2024	5.00%	09/01/48 (a)	240,000	249,721
GO Bonds Series 2024	4.00%	08/01/49 (a)	250,000	224,883
GO Bonds Series 2024	5.00%	08/01/49 (a)	100,000	104,039
GO Bonds Series 2024	5.50%	08/01/54 (a)	400,000	429,874
Refunding GO Bonds Series 2007	5.25%	08/01/32	300,000	338,774
Refunding GO Bonds Series 2014	4.00%	11/01/44 (a)	135,000	126,379
Refunding GO Bonds Series 2015	5.00%	03/01/27 (a)	10,000	10,019
Refunding GO Bonds Series 2015	5.00%	08/01/30 (a)	25,000	25,030
Refunding GO Bonds Series 2015	3.50%	08/01/35 (a)	200,000	192,720
Refunding GO Bonds Series 2015 C	3.00%	09/01/29 (a)	55,000	54,841
Refunding GO Bonds Series 2015 C	5.00%	09/01/32 (a)	150,000	150,323
Refunding GO Bonds Series 2016	5.00%	09/01/25	100,000	100,354
Refunding GO Bonds Series 2016	5.00%	09/01/26	285,000	293,161
Refunding GO Bonds Series 2016	5.00%	08/01/27 (a)	30,000	30,735
Refunding GO Bonds Series 2016	5.00%	08/01/28 (a)	175,000	179,230
Refunding GO Bonds Series 2016	5.00%	09/01/28 (a)	500,000	512,977
Refunding GO Bonds Series 2016	5.00%	09/01/30 (a)	100,000	102,410
Refunding GO Bonds Series 2016	2.50%	09/01/32 (a)	25,000	23,223
Refunding GO Bonds Series 2016	4.00%	09/01/32 (a)	50,000	50,319
Refunding GO Bonds Series 2016	5.00%	09/01/32 (a)	40,000	40,876
Refunding GO Bonds Series 2016	3.00%	09/01/33 (a)	155,000	151,134
Refunding GO Bonds Series 2016	4.00%	09/01/34 (a)	200,000	200,250
Refunding GO Bonds Series 2016	4.00%	09/01/34 (a)	100,000	100,125
Refunding GO Bonds Series 2016	4.00%	09/01/35 (a)	70,000	70,001
Refunding GO Bonds Series 2016	5.00%	09/01/35 (a)	45,000	45,731
Refunding GO Bonds Series 2016	4.00%	09/01/36 (a)	200,000	198,920
Refunding GO Bonds Series 2016	5.00%	09/01/36 (a)	20,000	20,309
Refunding GO Bonds Series 2017	5.00%	08/01/25	380,000	380,659
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2017	5.00%	08/01/25	160,000	160,278
Refunding GO Bonds Series 2017	5.00%	08/01/26	200,000	205,310
Refunding GO Bonds Series 2017	5.00%	11/01/26	125,000	129,056
Refunding GO Bonds Series 2017	5.00%	08/01/27 (a)	200,000	204,899
Refunding GO Bonds Series 2017	5.00%	11/01/27	15,000	15,844
Refunding GO Bonds Series 2017	5.00%	08/01/28 (a)	40,000	40,967
Refunding GO Bonds Series 2017	5.00%	11/01/28 (a)	25,000	26,377
Refunding GO Bonds Series 2017	5.00%	08/01/29 (a)	80,000	81,856
Refunding GO Bonds Series 2017	5.00%	11/01/29 (a)	100,000	105,175
Refunding GO Bonds Series 2017	5.00%	08/01/30 (a)	150,000	156,796
Refunding GO Bonds Series 2017	5.00%	11/01/30 (a)	25,000	26,254
Refunding GO Bonds Series 2017	4.00%	08/01/34 (a)	125,000	125,161
Refunding GO Bonds Series 2017	4.00%	11/01/34 (a)	90,000	90,400
Refunding GO Bonds Series 2017	5.00%	08/01/35 (a)	125,000	129,053
Refunding GO Bonds Series 2017	4.00%	11/01/35 (a)	165,000	165,119
Refunding GO Bonds Series 2017	4.00%	08/01/36 (a)	200,000	199,112
Refunding GO Bonds Series 2017	5.00%	08/01/36 (a)	30,000	30,436
Refunding GO Bonds Series 2017	5.00%	08/01/36 (a)	200,000	205,972
Refunding GO Bonds Series 2018	5.00%	10/01/25	80,000	80,432
Refunding GO Bonds Series 2018	5.00%	08/01/27	60,000	63,032
Refunding GO Bonds Series 2018	5.00%	08/01/28	25,000	26,808
Refunding GO Bonds Series 2018	5.00%	10/01/29 (a)	70,000	71,121
Refunding GO Bonds Series 2019	5.00%	10/01/25	250,000	251,351
Refunding GO Bonds Series 2019	5.00%	04/01/26	270,000	274,728
Refunding GO Bonds Series 2019	5.00%	10/01/26	765,000	788,225
Refunding GO Bonds Series 2019	5.00%	10/01/27	70,000	73,804
Refunding GO Bonds Series 2019	5.00%	04/01/28	125,000	133,135
Refunding GO Bonds Series 2019	5.00%	10/01/28	625,000	672,318
Refunding GO Bonds Series 2019	5.00%	04/01/29	500,000	542,834
Refunding GO Bonds Series 2019	5.00%	04/01/29	95,000	103,138
Refunding GO Bonds Series 2019	5.00%	10/01/29	60,000	65,707
Refunding GO Bonds Series 2019	5.00%	04/01/30	100,000	110,356
Refunding GO Bonds Series 2019	5.00%	04/01/31	100,000	111,987
Refunding GO Bonds Series 2019	5.00%	04/01/31 (a)	130,000	139,858
Refunding GO Bonds Series 2019	5.00%	10/01/31 (a)	100,000	108,361
Refunding GO Bonds Series 2019	5.00%	04/01/32 (a)	150,000	160,818
Refunding GO Bonds Series 2019	5.00%	04/01/32	2,095,000	2,363,841
Refunding GO Bonds Series 2019	3.00%	10/01/34 (a)	180,000	173,175
Refunding GO Bonds Series 2019	4.00%	10/01/34 (a)	4,880,000	4,920,343
Refunding GO Bonds Series 2019	3.13%	04/01/35 (a)	75,000	73,171
Refunding GO Bonds Series 2019	5.00%	04/01/36 (a)	200,000	210,533
Refunding GO Bonds Series 2019	3.00%	10/01/36 (a)	200,000	184,232
Refunding GO Bonds Series 2019	5.00%	11/01/36 (a)	95,000	99,837
Refunding GO Bonds Series 2019	5.00%	04/01/37 (a)	190,000	199,159
Refunding GO Bonds Series 2019	3.00%	10/01/37 (a)	150,000	134,840
Refunding GO Bonds Series 2019	5.00%	11/01/39 (a)	5,000,000	5,192,127
Refunding GO Bonds Series 2020	5.00%	11/01/27	100,000	105,625
Refunding GO Bonds Series 2020	5.00%	11/01/28	330,000	355,543
Refunding GO Bonds Series 2020	5.00%	11/01/29	60,000	65,798
Refunding GO Bonds Series 2020	5.00%	11/01/29	60,000	65,798
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2020	5.00%	11/01/30	285,000	317,293
Refunding GO Bonds Series 2020	5.00%	11/01/32 (a)	70,000	77,022
Refunding GO Bonds Series 2020	5.00%	03/01/33 (a)	200,000	217,676
Refunding GO Bonds Series 2020	4.00%	03/01/37 (a)	720,000	720,821
Refunding GO Bonds Series 2020	4.00%	11/01/37 (a)	150,000	149,082
Refunding GO Bonds Series 2020	4.00%	11/01/38 (a)	80,000	79,425
Refunding GO Bonds Series 2020	3.00%	11/01/40 (a)	100,000	84,144
Refunding GO Bonds Series 2020	4.00%	11/01/40 (a)	70,000	69,091
Refunding GO Bonds Series 2021	5.00%	12/01/26	200,000	206,911
Refunding GO Bonds Series 2021	5.00%	09/01/27	20,000	21,049
Refunding GO Bonds Series 2021	4.00%	10/01/27	125,000	129,048
Refunding GO Bonds Series 2021	5.00%	10/01/27	150,000	158,151
Refunding GO Bonds Series 2021	5.00%	12/01/27	220,000	232,794
Refunding GO Bonds Series 2021	5.00%	10/01/28	5,000,000	5,378,542
Refunding GO Bonds Series 2021	5.00%	12/01/28	50,000	53,955
Refunding GO Bonds Series 2021	5.00%	10/01/29	2,065,000	2,261,409
Refunding GO Bonds Series 2021	5.00%	12/01/31	100,000	112,898
Refunding GO Bonds Series 2021	5.00%	09/01/32 (a)	90,000	100,411
Refunding GO Bonds Series 2021	5.00%	10/01/37 (a)	60,000	64,554
Refunding GO Bonds Series 2021	5.00%	09/01/41 (a)	100,000	105,635
Refunding GO Bonds Series 2021	4.00%	10/01/41 (a)	255,000	249,904
Refunding GO Bonds Series 2022	5.00%	09/01/25	95,000	95,336
Refunding GO Bonds Series 2022	4.00%	09/01/26	75,000	76,291
Refunding GO Bonds Series 2022	4.00%	09/01/27	125,000	128,908
Refunding GO Bonds Series 2022	4.00%	11/01/29	1,000,000	1,054,256
Refunding GO Bonds Series 2022	5.00%	11/01/30	50,000	55,665
Refunding GO Bonds Series 2022	5.00%	11/01/31	50,000	56,397
Refunding GO Bonds Series 2022	5.00%	11/01/32	100,000	113,409
Refunding GO Bonds Series 2022	5.00%	04/01/35 (a)	250,000	276,298
Refunding GO Bonds Series 2022	5.00%	04/01/35 (a)	100,000	105,380
Refunding GO Bonds Series 2022	5.00%	09/01/35 (a)	150,000	166,107
Refunding GO Bonds Series 2022	5.00%	04/01/37 (a)	50,000	54,277
Refunding GO Bonds Series 2022	4.00%	04/01/42 (a)	200,000	193,054
Refunding GO Bonds Series 2022	5.00%	04/01/42 (a)	300,000	305,002
Refunding GO Bonds Series 2022	5.00%	04/01/42 (a)	100,000	105,360
Refunding GO Bonds Series 2022	5.00%	09/01/42 (a)	155,000	163,752
Refunding GO Bonds Series 2022 A	5.00%	11/01/26	150,000	154,867
Refunding GO Bonds Series 2022 C	5.00%	11/01/37 (a)	335,000	364,006
Refunding GO Bonds Series 2022 C	5.00%	11/01/42 (a)	125,000	132,199
Refunding GO Bonds Series 2023	5.00%	09/01/25	100,000	100,354
Refunding GO Bonds Series 2023	5.00%	09/01/26	300,000	308,591
Refunding GO Bonds Series 2023	5.00%	09/01/27	225,000	236,799
Refunding GO Bonds Series 2023	5.00%	09/01/27	150,000	157,866
Refunding GO Bonds Series 2023	5.00%	10/01/27	25,000	26,359
Refunding GO Bonds Series 2023	5.00%	09/01/29	100,000	109,359
Refunding GO Bonds Series 2023	5.00%	09/01/29	175,000	191,378
Refunding GO Bonds Series 2023	5.00%	10/01/29	200,000	219,023
Refunding GO Bonds Series 2023	5.00%	10/01/36 (a)	365,000	402,895
Refunding GO Bonds Series 2023	5.00%	10/01/42 (a)	100,000	103,471
Refunding GO Bonds Series 2023	5.00%	10/01/42 (a)	405,000	429,452
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2023	4.00%	09/01/43 (a)	245,000	233,667
Refunding GO Bonds Series 2023	5.00%	09/01/43 (a)	195,000	206,216
Refunding GO Bonds Series 2023 B	5.00%	09/01/31	5,200,000	5,854,326
Refunding GO Bonds Series 2023 B	5.00%	09/01/32	1,000,000	1,132,562
Refunding GO Bonds Series 2024	5.00%	08/01/27	10,000	10,505
Refunding GO Bonds Series 2024	5.00%	08/01/29	70,000	76,444
Refunding GO Bonds Series 2024	5.00%	08/01/30	200,000	221,845
Refunding GO Bonds Series 2024	5.00%	08/01/31	40,000	44,991
Refunding GO Bonds Series 2024	5.00%	08/01/31	250,000	281,192
Refunding GO Bonds Series 2024	5.00%	08/01/32	60,000	67,907
Refunding GO Bonds Series 2024	5.00%	09/01/32	500,000	566,281
Refunding GO Bonds Series 2024	5.00%	08/01/33	45,000	51,410
Refunding GO Bonds Series 2024	5.00%	09/01/33	5,100,000	5,813,444
Refunding GO Bonds Series 2024	5.00%	08/01/35 (a)	100,000	113,298
Refunding GO Bonds Series 2024	5.00%	09/01/37 (a)	255,000	281,001
Refunding GO Bonds Series 2024	5.00%	08/01/39 (a)	100,000	109,357
Refunding GO Bonds Series 2024	5.00%	09/01/43 (a)	500,000	530,226
Refunding GO Bonds Series 2024	5.00%	08/01/44 (a)	250,000	264,193
Refunding GO Bonds Series 2025	5.00%	03/01/32	750,000	845,564
Refunding GO Bonds Series 2025	5.00%	03/01/33	250,000	284,788
Refunding GO Bonds Series 2025	5.00%	03/01/35	250,000	286,252
Refunding GO Bonds Series 2025	5.00%	03/01/37 (a)	1,000,000	1,117,554
Refunding GO Bonds Series 2025	4.13%	03/01/45 (a)	3,800,000	3,620,667
State of California Department of Water Resources
RB Series 2019 BA	5.00%	12/01/34 (a)	55,000	59,064
RB Series 2025 BG	5.00%	12/01/33	150,000	175,581
Refunding RB Series 2016 AW	5.00%	12/01/28 (a)	25,000	25,847
Refunding RB Series 2016 AW	5.00%	12/01/30 (a)	100,000	103,066
Refunding RB Series 2016 AW	4.00%	12/01/35 (a)	50,000	50,050
Refunding RB Series 2017 AX	5.00%	12/01/27	55,000	58,438
Refunding RB Series 2020 BB	5.00%	12/01/26	25,000	25,949
Refunding RB Series 2020 BB	5.00%	12/01/32 (a)	200,000	223,830
Refunding RB Series 2020 BB	5.00%	12/01/33 (a)	45,000	50,154
Refunding RB Series 2020 BB	5.00%	12/01/34 (a)	8,940,000	9,883,065
Refunding RB Series 2020 BB	5.00%	12/01/35 (a)	75,000	82,423
Refunding RB Series 2022 BF	5.00%	12/01/31	75,000	85,810
Refunding RB Series 2022 BF	5.00%	12/01/32	100,000	115,864
Refunding RB Series 2022 BF	5.00%	12/01/34 (a)	70,000	79,885
Sunnyvale Financing Authority
RB Series 2020	4.00%	04/01/50 (a)	250,000	224,804
Sweetwater Union High School District
GO Bonds Series 2022 A-1	5.00%	08/01/52 (a)	175,000	180,630
Twin Rivers Unified School District
Refunding GO Bonds Series 2016	4.56%	08/01/41 (a)(c)(d)	390,000	176,523
University of California
RB Series 2016 K	5.00%	05/15/35 (a)	10,000	10,119
RB Series 2016 K	4.00%	05/15/36 (a)	50,000	50,005
RB Series 2016 K	4.00%	05/15/46 (a)	50,000	46,013
RB Series 2017 AV	5.25%	05/15/42 (a)	150,000	152,118
RB Series 2017 M	5.00%	05/15/32 (a)	150,000	155,099
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2017 M	5.00%	05/15/35 (a)	90,000	92,345
RB Series 2017 M	5.00%	05/15/42 (a)	165,000	166,479
RB Series 2017 M	4.00%	05/15/47 (a)	50,000	45,662
RB Series 2022 BK	5.00%	05/15/52 (a)	230,000	234,900
RB Series 2023 BQ	5.00%	05/15/29	5,040,000	5,489,549
RB Series 2023 BQ	5.00%	05/15/31	50,000	56,087
RB Series 2023 BQ	5.00%	05/15/33	110,000	125,160
RB Series 2023 BQ	5.00%	05/15/35 (a)	110,000	122,811
RB Series 2024 BT	5.00%	05/15/26	85,000	86,763
RB Series 2024 BX	5.00%	05/15/31	85,000	95,348
RB Series 2025 CA	5.00%	05/15/36 (a)	45,000	50,577
RB Series 2025 CB	5.00%	05/15/40 (a)	3,500,000	3,799,467
RB Series 2025 CC	5.00%	05/15/38 (a)	250,000	275,272
RB Series 2025 CC	5.00%	05/15/39 (a)	250,000	273,416
RB Series 2025 CC	5.00%	05/15/53 (a)	350,000	359,698
Refunding RB Series 2017 AY	5.00%	05/15/27	75,000	78,347
Refunding RB Series 2017 AY	5.00%	05/15/30 (a)	125,000	129,718
Refunding RB Series 2017 AY	5.00%	05/15/31 (a)	50,000	51,824
Refunding RB Series 2017 AY	5.00%	05/15/36 (a)	25,000	25,594
Refunding RB Series 2018 AZ	5.00%	05/15/33 (a)	200,000	209,801
Refunding RB Series 2018 AZ	5.00%	05/15/34 (a)	200,000	208,958
Refunding RB Series 2018 AZ	5.00%	05/15/35 (a)	140,000	145,620
Refunding RB Series 2018 AZ	5.00%	05/15/37 (a)	40,000	41,328
Refunding RB Series 2018 AZ	5.00%	05/15/43 (a)	170,000	172,389
Refunding RB Series 2018 AZ	4.00%	05/15/48 (a)	2,000,000	1,821,959
Refunding RB Series 2018 O	4.00%	05/15/48 (a)	155,000	140,738
Refunding RB Series 2018 O	5.00%	05/15/58 (a)	245,000	245,829
Refunding RB Series 2020 BE	5.00%	05/15/34 (a)	40,000	43,298
Refunding RB Series 2020 BE	5.00%	05/15/41 (a)	100,000	104,068
Refunding RB Series 2020 BE	4.00%	05/15/47 (a)	4,250,000	3,906,512
Refunding RB Series 2020 BE	4.00%	05/15/50 (a)	1,000,000	903,628
Refunding RB Series 2021 BH	4.00%	05/15/46 (a)	25,000	23,153
Refunding RB Series 2021 BH	4.00%	05/15/51 (a)	175,000	155,196
Refunding RB Series 2021 Q	5.00%	05/15/34 (a)	75,000	82,257
Refunding RB Series 2021 Q	4.00%	05/15/51 (a)	165,000	145,085
Refunding RB Series 2023 BM	5.00%	05/15/32	30,000	33,949
Refunding RB Series 2023 BN	5.00%	05/15/26	65,000	66,348
Refunding RB Series 2023 BN	5.00%	05/15/28	410,000	438,377
Refunding RB Series 2023 BN	5.00%	05/15/33	250,000	284,455
Refunding RB Series 2023 BN	5.00%	05/15/36 (a)	100,000	110,214
Refunding RB Series 2023 BN	5.00%	05/15/37 (a)	340,000	371,936
Refunding RB Series 2023 BN	5.00%	05/15/43 (a)	1,560,000	1,640,580
Refunding RB Series 2024 BS	5.00%	05/15/28	75,000	80,191
Refunding RB Series 2024 BS	5.00%	05/15/29	35,000	38,122
Refunding RB Series 2024 BS	5.00%	05/15/32	55,000	62,240
Refunding RB Series 2024 BS	5.00%	05/15/34	3,115,000	3,555,340
Refunding RB Series 2024 BS	5.00%	05/15/37 (a)	2,400,000	2,649,790
Refunding RB Series 2024 BS	5.00%	05/15/39 (a)	235,000	255,138
Refunding RB Series 2024 BS	5.00%	05/15/43 (a)	65,000	68,711
Refunding RB Series 2024 BS	5.00%	05/15/44 (a)	255,000	268,040
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024 BV	5.00%	05/15/35 (a)	200,000	225,846
Refunding RB Series 2024 BV	5.00%	05/15/40 (a)	495,000	533,766
Refunding RB Series 2024 BV	5.00%	05/15/41 (a)	200,000	214,032
Refunding RB Series 2024 BW	5.00%	05/15/29	15,000	16,338
Refunding RB Series 2024 BW	5.00%	05/15/31	10,000	11,217
Refunding RB Series 2024 BW	5.00%	05/15/33	125,000	142,228
Refunding RB Series 2024 BW	5.00%	05/15/35 (a)	145,000	163,738
Refunding RB Series 2025 BZ	5.00%	05/15/29	250,000	272,299
Refunding RB Series 2025 BZ	5.00%	05/15/30	25,000	27,678
Refunding RB Series 2025 BZ	5.00%	05/15/34	250,000	285,340
Refunding RB Series 2025 BZ	5.00%	05/15/38 (a)	3,000,000	3,303,261
Refunding RB Series 2025 BZ	5.25%	05/15/40 (a)	260,000	287,967
Ventura County Community College District
Refunding GO Bonds Series 2015	3.13%	08/01/31 (a)	200,000	199,994
Washington Township Health Care District
GO Bonds Series 2015 B	4.00%	08/01/45 (a)	50,000	45,236
GO Bonds Series 2023 B	5.25%	08/01/48 (a)	250,000	264,607
GO Bonds Series 2023 B	5.50%	08/01/53 (a)	645,000	681,722
West Contra Costa Unified School District
GO Bonds Series 2024 B	5.00%	08/01/54 (a)(c)	375,000	383,500
William S Hart Union High School District
GO Bonds Series 2013 C	3.50%	08/01/38 (a)	195,000	183,767
Yosemite Community College District
GO Bonds Series 2015	5.00%	08/01/30 (a)(b)	65,000	65,118
				334,690,931
COLORADO 0.8%
Adams & Arapahoe Joint School District 28J Aurora
GO Bonds Series 2021 A	5.00%	12/01/29 (c)	65,000	71,124
GO Bonds Series 2025	5.50%	12/01/26 (c)	2,000,000	2,081,233
Refunding GO Bonds Series 2017 A	5.00%	12/01/31 (a)(c)	50,000	51,257
Adams & Weld Counties School District No. 27J Brighton
GO Bonds Series 2015	5.00%	12/01/40 (a)(c)	25,000	25,104
GO Bonds Series 2024 A	5.00%	12/01/47 (a)	75,000	77,400
GO Bonds Series 2024 A	5.00%	12/01/48 (a)(c)	150,000	154,524
Adams 12 Five Star Schools
GO Bonds Series 2025	5.00%	12/15/26 (c)	95,000	98,266
Adams County School District No. 1
GO Bonds Series 2017	5.25%	12/01/40 (a)(c)	20,000	20,446
Arapahoe County School District No. 5 Cherry Creek
GO Bonds Series 2024	5.25%	12/15/44 (a)(c)	400,000	428,300
Board of Governors of Colorado State University System
Refunding RB Series 2013 A	5.00%	03/01/43 (a)(c)	175,000	184,964
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J
GO Bonds Series 2024	5.00%	12/15/26 (c)	100,000	103,482
City & County of Denver
COP Series 2018 A	5.38%	06/01/43 (a)	25,000	25,264
Refunding GO Bonds Series 2020 B	5.00%	08/01/27	130,000	136,407
Refunding GO Bonds Series 2020 B	5.00%	08/01/28	10,000	10,714
Refunding GO Bonds Series 2020 B	5.00%	08/01/29	80,000	87,397
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City & County of Denver Airport System Revenue
RB Series 2012 B	4.00%	11/15/43 (a)	165,000	154,534
Refunding RB Series 2022 C	5.00%	11/15/28	125,000	134,271
Refunding RB Series 2022 C	5.00%	11/15/29	150,000	163,822
City & County of Denver Pledged Excise Tax Revenue
RB Series 2021 A	4.00%	08/01/51 (a)	100,000	85,540
Refunding RB Series 2016 A	5.00%	08/01/42 (a)	150,000	151,347
Refunding RB Series 2016 A	4.00%	08/01/46 (a)	250,000	222,014
City of Aurora Water Revenue
RB Series 2016	5.00%	08/01/41 (a)(b)	720,000	738,104
RB Series 2024	4.00%	08/01/54 (a)	100,000	86,423
City of Colorado Springs Utilities System Revenue
RB Series 2022 B	5.00%	11/15/47 (a)	200,000	204,612
RB Series 2022 B	5.25%	11/15/52 (a)	150,000	154,909
RB Series 2023 A	5.25%	11/15/48 (a)	150,000	156,176
RB Series 2024 A	5.25%	11/15/54 (a)	200,000	208,725
Refunding RB Series 2022 A	5.00%	11/15/30	90,000	100,158
City of Westminster Water & Wastewater Utility Revenue
RB Series 2024	5.00%	12/01/54 (a)	100,000	102,494
Colorado Bridge & Tunnel Enterprise
RB Series 2024 A	5.50%	12/01/54 (a)(c)	250,000	263,526
Colorado High Performance Transportation Enterprise
RB C-470 Express Lanes System Series 2017	5.00%	12/31/56 (a)	75,000	71,680
Denver City & County School District No. 1
GO Bonds Series 2017	5.00%	12/01/37 (a)(c)	95,000	96,490
GO Bonds Series 2017	4.00%	12/01/41 (a)(c)	10,000	9,369
GO Bonds Series 2022 A	5.00%	12/01/41 (a)(c)	115,000	121,407
GO Bonds Series 2022 A	5.00%	12/01/45 (a)(c)	200,000	206,592
GO Bonds Series 2025 A	5.00%	12/01/34 (c)	250,000	287,474
GO Bonds Series 2025 A	5.25%	12/01/37 (a)(c)	1,000,000	1,131,989
GO Bonds Series 2025 A	5.25%	12/01/38 (a)(c)	250,000	280,162
GO Bonds Series 2025 A	5.25%	12/01/40 (a)(c)	290,000	319,525
Refunding GO Bonds Series 2016	4.00%	12/01/26 (a)(c)	10,000	10,051
E-470 Public Highway Authority
RB Series 1997 B	3.53%	09/01/26 (c)(d)	50,000	48,242
RB Series 2000 B	3.11%	09/01/30 (c)(d)	70,000	59,495
RB Series 2004 A	3.54%	09/01/28 (c)(d)	115,000	104,192
Refunding RB Series 2020 A	5.00%	09/01/26	185,000	189,715
El Paso County School District No. 20 Academy
GO Bonds Series 2017	4.00%	12/15/40 (a)(c)	45,000	43,696
Jefferson County School District R-1
GO Bonds Series 2018	5.00%	12/15/34 (a)(c)	145,000	152,249
Park Creek Metropolitan District
Refunding RB Westerly Creek District Service Area Series 2015 A	5.00%	12/01/45 (a)	150,000	149,680
Regional Transportation District Sales Tax Revenue
RB Series 2016 A	5.00%	11/01/46 (a)	100,000	100,192
Refunding RB Series 2013 A	5.00%	11/01/28 (a)	620,000	667,167
Refunding RB Series 2013 A	5.00%	11/01/29	255,000	279,204
Refunding RB Series 2017 B	5.00%	11/01/34 (a)	150,000	155,441
Refunding RB Series 2021 B	5.00%	11/01/28	100,000	107,608
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2021 B	5.00%	11/01/29	155,000	169,712
Refunding RB Series 2021 B	2.00%	11/01/41 (a)	55,000	35,639
Refunding RB Series 2023 A	5.00%	11/01/27	75,000	79,114
Refunding RB Series 2023 A	5.00%	11/01/31	105,000	118,044
Refunding RB Series 2023 A	5.00%	11/01/37 (a)	55,000	60,071
State of Colorado
COP Series 2018 A	5.00%	12/15/29 (a)	30,000	31,896
COP Series 2018 A	4.00%	12/15/36 (a)	1,000,000	998,105
COP Series 2018 N	5.00%	03/15/38 (a)	100,000	102,613
COP Series 2019 O	4.00%	03/15/44 (a)	550,000	491,817
COP Series 2020 A	5.00%	12/15/30	50,000	55,416
COP Series 2020 A	5.00%	12/15/32 (a)	100,000	109,391
COP Series 2020 A	5.00%	12/15/33 (a)	35,000	38,007
COP Series 2020 A	4.00%	12/15/35 (a)	150,000	151,055
COP Series 2020 A	3.00%	12/15/36 (a)	50,000	43,603
COP Series 2020 A	4.00%	12/15/38 (a)	15,000	14,598
COP Series 2020 A	4.00%	12/15/39 (a)	190,000	181,645
COP Series 2021 A	5.00%	12/15/33 (a)	135,000	148,926
COP Series 2021 A	5.00%	12/15/34 (a)	85,000	93,120
COP Series 2021 A	4.00%	12/15/38 (a)	40,000	38,928
COP Series 2021 A	4.00%	12/15/39 (a)	25,000	23,806
COP Series 2021 A	4.00%	12/15/40 (a)	150,000	141,433
COP Series 2022	6.00%	12/15/40 (a)	495,000	558,450
University of Colorado
Refunding RB Series 2017 A-2	4.00%	06/01/43 (a)	100,000	92,398
Refunding RB Series 2024 A	5.00%	10/01/28	1,000,000	1,072,152
Weld County School District No. 6 Greeley
GO Bonds Series 2021	4.00%	12/01/45 (a)(c)	200,000	183,041
Weld County School District No. RE-2 Eaton
GO Bonds Series 2019	5.00%	12/01/44 (a)(c)	220,000	223,837
Weld County School District No. RE-4
GO Bonds Series 2023	5.25%	12/01/47 (a)(c)	50,000	52,189
Weld County School District No. Re-5J
GO Bonds Series 2021 5J	4.00%	12/01/45 (a)(c)	200,000	179,929
Westminster Public Schools
GO Bonds Series 2024 A	5.00%	12/01/49 (a)(c)	250,000	257,679
				16,820,771
CONNECTICUT 1.8%
City of New Haven
Refunding GO Bonds Series 2024	5.00%	08/01/31	100,000	110,764
Connecticut State Health & Educational Facilities Authority
RB Yale University Series 1997 S	5.00%	07/01/27	75,000	78,498
RB Yale University Series 1999 U	5.00%	07/01/33	2,065,000	2,353,241
RB Yale University Series 2003 X-2	5.00%	07/01/37 (a)	405,000	447,825
Refunding RB Quinnipiac University Series 2015 L	4.13%	07/01/41 (a)	95,000	90,235
Refunding RB Sacred Heart University, Inc. Series 2017 I-1	5.00%	07/01/42 (a)	100,000	100,504
Refunding RB Yale University Series 2017 B-1	5.00%	07/01/29	75,000	81,551
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Connecticut
GO Bonds Series 2016 A	5.00%	03/15/32 (a)	120,000	121,528
GO Bonds Series 2016 A	4.00%	03/15/36 (a)	50,000	49,655
GO Bonds Series 2016 E	3.00%	10/15/32 (a)	200,000	194,709
GO Bonds Series 2016 E	4.00%	10/15/35 (a)	35,000	34,932
GO Bonds Series 2017 A	5.00%	04/15/27	125,000	130,096
GO Bonds Series 2017 A	5.00%	04/15/33 (a)	50,000	51,462
GO Bonds Series 2019 A	5.00%	04/15/28	90,000	95,734
GO Bonds Series 2019 A	5.00%	04/15/30 (a)	30,000	32,384
GO Bonds Series 2019 A	5.00%	04/15/33 (a)	275,000	293,261
GO Bonds Series 2019 A	5.00%	04/15/35 (a)	130,000	137,082
GO Bonds Series 2019 A	5.00%	04/15/36 (a)	95,000	99,677
GO Bonds Series 2019 A	4.00%	04/15/38 (a)	150,000	146,847
GO Bonds Series 2019 A	5.00%	04/15/39 (a)	65,000	67,245
GO Bonds Series 2020 A	5.00%	01/15/26	100,000	101,115
GO Bonds Series 2020 A	5.00%	01/15/27	25,000	25,872
GO Bonds Series 2020 A	5.00%	01/15/28	30,000	31,752
GO Bonds Series 2020 A	5.00%	01/15/31 (a)	125,000	136,337
GO Bonds Series 2020 A	4.00%	01/15/34 (a)	100,000	101,935
GO Bonds Series 2020 A	4.00%	01/15/35 (a)	5,680,000	5,737,569
GO Bonds Series 2021 A	4.00%	01/15/29	70,000	72,825
GO Bonds Series 2021 A	4.00%	01/15/30	115,000	120,546
GO Bonds Series 2021 A	4.00%	01/15/31	30,000	31,586
GO Bonds Series 2021 A	3.00%	01/15/35 (a)	125,000	114,871
GO Bonds Series 2021 A	2.00%	01/15/41 (a)	100,000	64,514
GO Bonds Series 2022 A	4.00%	01/15/29	125,000	130,044
GO Bonds Series 2022 A	4.00%	01/15/34 (a)	260,000	269,300
GO Bonds Series 2022 B	4.00%	01/15/36 (a)	25,000	25,378
GO Bonds Series 2022 B	3.00%	01/15/41 (a)	25,000	19,747
GO Bonds Series 2022 E	5.00%	11/15/25	250,000	251,941
GO Bonds Series 2022 E	5.00%	11/15/29	25,000	27,325
GO Bonds Series 2022 E	5.00%	11/15/33 (a)	50,000	56,091
GO Bonds Series 2022 F	5.00%	11/15/41 (a)	225,000	236,118
GO Bonds Series 2024 A	5.00%	01/15/30	5,000,000	5,477,062
GO Bonds Series 2024 A	5.00%	01/15/31	250,000	277,523
GO Bonds Series 2024 A	5.00%	01/15/36 (a)	90,000	100,506
GO Bonds Series 2024 B	5.00%	01/15/40 (a)	150,000	160,377
GO Bonds Series 2024 F	5.00%	11/15/29	100,000	109,301
GO Bonds Series 2024 F	5.00%	11/15/36 (a)	1,685,000	1,884,563
GO Bonds Series 2024 G	5.00%	11/15/40 (a)	1,365,000	1,469,134
Refunding GO Bonds Series 2022 D	5.00%	09/15/25	195,000	195,806
Refunding GO Bonds Series 2022 D	5.00%	09/15/26	145,000	148,927
Refunding GO Bonds Series 2022 D	5.00%	09/15/27	600,000	630,674
Refunding GO Bonds Series 2022 D	5.00%	09/15/28	30,000	32,167
Refunding GO Bonds Series 2022 G	5.00%	11/15/27	240,000	253,144
Refunding GO Bonds Series 2023 B	5.00%	08/01/26	25,000	25,607
Refunding GO Bonds Series 2023 B	5.00%	08/01/32	100,000	112,770
State of Connecticut Clean Water Fund-State Revolving Fund
RB Series 2019 A	4.00%	02/01/38 (a)	115,000	115,912
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Connecticut Special Tax Revenue
RB Series 2015 A	5.00%	08/01/27 (a)	40,000	40,065
RB Series 2015 A	5.00%	08/01/28 (a)	25,000	25,037
RB Series 2015 A	5.00%	08/01/33 (a)	100,000	100,077
RB Series 2016 A	5.00%	09/01/25	160,000	160,542
RB Series 2016 A	5.00%	09/01/26	50,000	51,356
RB Series 2016 A	5.00%	09/01/33 (a)	75,000	76,377
RB Series 2016 A	4.00%	09/01/35 (a)	180,000	179,903
RB Series 2018 A	5.00%	01/01/31 (a)	75,000	78,716
RB Series 2018 A	5.00%	01/01/35 (a)	200,000	207,371
RB Series 2018 A	5.00%	01/01/36 (a)	100,000	103,315
RB Series 2018 A	5.00%	01/01/37 (a)	2,000,000	2,058,584
RB Series 2018 B	5.00%	10/01/25	100,000	100,518
RB Series 2018 B	5.00%	10/01/27	120,000	126,252
RB Series 2018 B	5.00%	10/01/28	30,000	32,194
RB Series 2018 B	5.00%	10/01/36 (a)	1,000,000	1,039,238
RB Series 2020 A	5.00%	05/01/26	325,000	331,149
RB Series 2020 A	5.00%	05/01/27	250,000	260,776
RB Series 2020 A	5.00%	05/01/28	200,000	212,932
RB Series 2020 A	5.00%	05/01/31 (a)	270,000	295,775
RB Series 2020 A	5.00%	05/01/32 (a)	200,000	218,059
RB Series 2020 A	5.00%	05/01/34 (a)	125,000	134,751
RB Series 2020 A	4.00%	05/01/36 (a)	70,000	69,955
RB Series 2020 A	4.00%	05/01/39 (a)(c)	1,950,000	1,899,882
RB Series 2021 A	5.00%	05/01/28	100,000	106,466
RB Series 2021 A	5.00%	05/01/29	160,000	173,358
RB Series 2021 A	5.00%	05/01/30	265,000	291,560
RB Series 2021 A	5.00%	05/01/31	60,000	66,858
RB Series 2021 A	5.00%	05/01/34 (a)	200,000	218,985
RB Series 2021 A	5.00%	05/01/35 (a)	215,000	233,546
RB Series 2021 A	4.00%	05/01/36 (a)	95,000	96,146
RB Series 2021 D	5.00%	11/01/33 (a)	55,000	60,766
RB Series 2021 D	4.00%	11/01/39 (a)	250,000	244,882
RB Series 2022 A	5.00%	07/01/26	25,000	25,587
RB Series 2022 A	5.00%	07/01/27	50,000	52,322
RB Series 2022 A	5.00%	07/01/28	200,000	213,642
RB Series 2022 A	5.00%	07/01/29	125,000	135,819
RB Series 2022 A	5.00%	07/01/32	720,000	811,412
RB Series 2022 A	5.00%	07/01/35 (a)	25,000	27,745
RB Series 2022 A	5.00%	07/01/38 (a)	80,000	86,199
RB Series 2023 A	5.00%	07/01/25	90,000	90,000
RB Series 2023 A	5.00%	07/01/32	105,000	118,331
RB Series 2023 A	5.00%	07/01/37 (a)	750,000	824,386
RB Series 2023 A	5.25%	07/01/41 (a)	340,000	367,053
RB Series 2023 A	5.25%	07/01/43 (a)	245,000	261,221
RB Series 2024 A-1	5.00%	07/01/29	350,000	380,294
RB Series 2024 A-2	5.00%	07/01/32	145,000	163,409
RB Series 2024 A-2	5.00%	07/01/38 (a)	250,000	274,095
RB Series 2024 A-2	5.00%	07/01/43 (a)	250,000	262,710
Refunding RB Series 2022 B	5.00%	07/01/27	520,000	544,146
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2023 B	5.00%	07/01/29	50,000	54,328
Refunding RB Series 2023 B	5.00%	07/01/30	50,000	55,147
Refunding RB Series 2023 B	5.00%	07/01/31	250,000	279,166
				37,587,972
DELAWARE 0.3%
Delaware River & Bay Authority
Refunding RB Series 2019	4.00%	01/01/44 (a)	100,000	90,981
Delaware Transportation Authority
RB U.S. 301 Project Revenue Series 2015	5.00%	06/01/55 (a)	100,000	100,008
Refunding RB Series 2020 0	5.00%	07/01/30	75,000	83,089
State of Delaware
GO Bonds Series 2023 A	5.00%	05/01/30	3,500,000	3,870,828
Refunding GO Bonds Series 2017 A	5.00%	01/01/28	2,025,000	2,146,623
Refunding GO Bonds Series 2022	5.00%	03/01/29	125,000	135,551
				6,427,080
DISTRICT OF COLUMBIA 1.7%
District of Columbia
GO Bonds Series 2015 A	4.00%	06/01/40 (a)	125,000	118,237
GO Bonds Series 2016 A	5.00%	06/01/41 (a)	35,000	35,134
GO Bonds Series 2017 D	5.00%	06/01/35 (a)	20,000	20,521
GO Bonds Series 2019 A	5.00%	10/15/26	275,000	283,262
GO Bonds Series 2019 A	5.00%	10/15/28	250,000	268,470
GO Bonds Series 2019 A	5.00%	10/15/29 (a)	25,000	27,005
GO Bonds Series 2019 A	5.00%	10/15/30 (a)	155,000	166,620
GO Bonds Series 2019 A	5.00%	10/15/33 (a)	150,000	159,495
GO Bonds Series 2019 A	5.00%	10/15/34 (a)	140,000	148,111
GO Bonds Series 2019 A	5.00%	10/15/35 (a)	50,000	52,640
GO Bonds Series 2019 A	5.00%	10/15/36 (a)	275,000	287,602
GO Bonds Series 2019 A	5.00%	10/15/44 (a)	240,000	242,954
GO Bonds Series 2023 A	5.00%	01/01/45 (a)	200,000	205,738
GO Bonds Series 2024 A	5.00%	08/01/49 (a)	370,000	377,457
GO Bonds Series 2024 B	5.00%	08/01/30	250,000	276,180
GO Bonds Series 2024 B	5.00%	08/01/33	20,000	22,665
GO Bonds Series 2024 B	5.00%	08/01/35 (a)	295,000	331,275
RB Series 2020	5.00%	12/01/34 (a)	150,000	159,912
Refunding GO Bonds Series 2017 A	5.00%	06/01/34 (a)	75,000	77,174
Refunding GO Bonds Series 2017 A	5.00%	06/01/36 (a)	150,000	153,441
Refunding GO Bonds Series 2017 A	4.00%	06/01/37 (a)	90,000	87,900
Refunding GO Bonds Series 2021 E	5.00%	02/01/35 (a)	130,000	140,663
Refunding GO Bonds Series 2021 E	4.00%	02/01/37 (a)	125,000	126,322
Refunding GO Bonds Series 2023 B	5.00%	06/01/26	25,000	25,522
Refunding GO Bonds Series 2023 B	5.00%	06/01/28	45,000	47,990
Refunding GO Bonds Series 2023 B	5.00%	06/01/29	250,000	271,449
Refunding GO Bonds Series 2024 C	5.00%	12/01/28	200,000	215,275
Refunding RB Georgetown University Series 2017	5.00%	04/01/32 (a)	75,000	76,738
Refunding RB Georgetown University Series 2017	5.00%	04/01/34 (a)	250,000	254,886
Refunding RB Georgetown University Series 2017	5.00%	04/01/35 (a)	70,000	71,160
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
District of Columbia Income Tax Revenue
RB Series 2019 A	5.00%	03/01/30 (a)	345,000	373,680
RB Series 2019 A	5.00%	03/01/32 (a)	25,000	26,942
RB Series 2019 A	5.00%	03/01/33 (a)	375,000	402,013
RB Series 2019 A	5.00%	03/01/34 (a)	50,000	53,301
RB Series 2019 A	5.00%	03/01/35 (a)	135,000	143,139
RB Series 2019 A	4.00%	03/01/37 (a)	130,000	128,616
RB Series 2019 A	4.00%	03/01/40 (a)	105,000	98,923
RB Series 2019 A	4.00%	03/01/44 (a)	200,000	181,065
RB Series 2020 A	5.00%	03/01/35 (a)	255,000	272,644
RB Series 2020 A	5.00%	03/01/36 (a)	30,000	31,831
RB Series 2020 A	5.00%	03/01/37 (a)	150,000	158,048
RB Series 2020 A	5.00%	03/01/39 (a)	295,000	307,127
RB Series 2020 C	5.00%	05/01/45 (a)	25,000	25,376
RB Series 2022 A	5.00%	07/01/40 (a)	250,000	263,494
RB Series 2022 A	5.00%	07/01/41 (a)	305,000	318,717
RB Series 2022 A	5.00%	07/01/47 (a)	3,500,000	3,545,879
RB Series 2023 A	5.00%	05/01/38 (a)	305,000	329,410
RB Series 2023 A	5.00%	05/01/41 (a)	265,000	278,839
RB Series 2023 A	5.25%	05/01/48 (a)	300,000	311,738
RB Series 2023 C	5.00%	10/01/32	400,000	451,660
Refunding RB Series 2019 C	5.00%	10/01/25	70,000	70,366
Refunding RB Series 2019 C	5.00%	10/01/26	295,000	303,771
Refunding RB Series 2019 C	5.00%	10/01/28	305,000	327,302
Refunding RB Series 2020 B	5.00%	10/01/26	180,000	185,352
Refunding RB Series 2020 B	5.00%	10/01/28	210,000	225,355
Refunding RB Series 2020 B	5.00%	10/01/30	45,000	49,829
Refunding RB Series 2022 C	5.00%	12/01/25	50,000	50,451
Refunding RB Series 2022 C	5.00%	12/01/27	195,000	206,011
Refunding RB Series 2022 C	5.00%	12/01/29	50,000	54,733
Refunding RB Series 2022 C	5.00%	12/01/32	100,000	113,058
Refunding RB Series 2022 C	5.00%	12/01/34 (a)	50,000	55,474
Refunding RB Series 2022 C	5.00%	12/01/36 (a)	75,000	81,723
Refunding RB Series 2024 A	5.00%	10/01/30	660,000	730,819
Refunding RB Series 2024 A	5.00%	10/01/34	125,000	141,960
Refunding RB Series 2024 A	5.00%	10/01/36 (a)	505,000	560,579
Refunding RB Series 2025 A	5.00%	06/01/50 (a)	2,000,000	2,042,488
District of Columbia Water & Sewer Authority
RB Series 2017 A	5.00%	10/01/52 (a)	85,000	85,016
RB Series 2018 A	5.00%	10/01/49 (a)	100,000	100,406
RB Series 2018 B	5.00%	10/01/43 (a)	30,000	30,420
RB Series 2018 B	5.00%	10/01/49 (a)	100,000	100,406
RB Series 2019 A	5.00%	10/01/44 (a)	175,000	178,086
Refunding RB Series 2024 A	5.00%	10/01/33	7,350,000	8,370,565
Refunding RB Series 2024 A	5.00%	10/01/38 (a)	215,000	234,415
Refunding RB Series 2024 A	5.00%	10/01/39 (a)	145,000	157,140
Metropolitan Washington Airports Authority Aviation Revenue
RB Series 2009 D2	3.95%	10/01/39 (a)(c)(e)	3,150,000	3,150,000
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB Series 2009	3.36%	10/01/30 (c)(d)	80,000	67,168
RB Series 2009	3.65%	10/01/35 (c)(d)	50,000	33,201
RB Series 2010 A	4.56%	10/01/37 (d)	255,000	142,540
Refunding RB Series 2019 B	4.00%	10/01/44 (a)	250,000	222,727
Refunding RB Series 2019 B	4.00%	10/01/49 (a)	575,000	490,078
Refunding RB Series 2019 B	3.00%	10/01/50 (a)(c)	80,000	56,400
Refunding RB Series 2019 B	4.00%	10/01/53 (a)	95,000	78,748
Refunding RB Series 2022 A	4.00%	10/01/52 (a)(c)	400,000	341,507
Washington Convention & Sports Authority
Refunding RB Series 2018 A	5.00%	10/01/26	285,000	292,408
Refunding RB Series 2018 A	5.00%	10/01/28 (a)	55,000	57,351
Washington Metropolitan Area Transit Authority
RB Series 2017 B	5.00%	07/01/36 (a)	400,000	406,541
Washington Metropolitan Area Transit Authority Dedicated Revenue
RB Series 2020 A	5.00%	07/15/37 (a)	25,000	26,386
RB Series 2020 A	5.00%	07/15/39 (a)	230,000	238,916
RB Series 2020 A	5.00%	07/15/45 (a)	385,000	389,406
RB Series 2021 A	5.00%	07/15/32 (a)	165,000	182,503
RB Series 2021 A	4.00%	07/15/35 (a)	100,000	101,399
RB Series 2021 A	5.00%	07/15/37 (a)	135,000	143,822
RB Series 2021 A	4.00%	07/15/38 (a)	25,000	24,656
RB Series 2021 A	4.00%	07/15/39 (a)	25,000	24,296
RB Series 2021 A	5.00%	07/15/41 (a)	250,000	257,541
RB Series 2021 A	5.00%	07/15/46 (a)	280,000	282,994
RB Series 2023 A	5.00%	07/15/45 (a)	50,000	51,033
RB Series 2023 A	4.13%	07/15/47 (a)	605,000	548,443
RB Series 2023 A	5.50%	07/15/51 (a)	150,000	156,943
RB Series 2023 A	5.25%	07/15/53 (a)	150,000	154,089
RB Series 2024 A	5.00%	07/15/56 (a)	65,000	65,562
RB Series 2024 A	5.25%	07/15/59 (a)	150,000	154,233
				35,030,856
FLORIDA 3.1%
Central Florida Expressway Authority
RB Series 2016 B	5.00%	07/01/33 (a)(b)	50,000	51,159
RB Series 2016 B	5.00%	07/01/34 (a)(b)	2,000,000	2,046,374
RB Series 2016 B	4.00%	07/01/35 (a)(b)	60,000	60,803
RB Series 2018	5.00%	07/01/48 (a)	100,000	100,466
RB Series 2019 A	5.00%	07/01/44 (a)	150,000	152,060
RB Series 2019 B	5.00%	07/01/49 (a)	75,000	75,719
RB Series 2021 D	5.00%	07/01/35 (a)(c)	265,000	286,594
RB Series 2024 A	5.00%	07/01/54 (a)(c)	205,000	207,981
RB Series 2024 B	5.00%	07/01/34 (c)	645,000	731,710
Refunding RB Series 2016 A	3.25%	07/01/36 (a)	145,000	133,862
Refunding RB Series 2016 B	5.00%	07/01/26	60,000	61,331
Refunding RB Series 2016 B	4.00%	07/01/30 (a)	50,000	50,341
Refunding RB Series 2016 B	4.00%	07/01/31 (a)	130,000	130,799
Refunding RB Series 2016 B	4.00%	07/01/36 (a)	130,000	130,241
Refunding RB Series 2016 B	4.00%	07/01/39 (a)	25,000	24,233
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2017	4.00%	07/01/41 (a)	250,000	235,187
Refunding RB Series 2017	5.00%	07/01/42 (a)	125,000	126,391
Refunding RB Series 2021	5.00%	07/01/26 (c)	200,000	204,677
Refunding RB Series 2021	5.00%	07/01/28 (c)	90,000	96,059
Refunding RB Series 2021	5.00%	07/01/32 (a)(c)	115,000	127,362
Refunding RB Series 2021	5.00%	07/01/33 (a)(c)	85,000	93,182
Refunding RB Series 2021	4.00%	07/01/34 (a)(c)	175,000	180,424
Refunding RB Series 2021	4.00%	07/01/35 (a)(c)	275,000	281,886
Refunding RB Series 2021	4.00%	07/01/39 (a)(c)	35,000	34,505
City of Cape Coral Water & Sewer Revenue
Refunding Special Assessment Utility Improvement Assessment North 1 West Area Series 2023	5.65%	03/01/54 (a)(c)	200,000	209,240
City of Fort Lauderdale Water & Sewer Revenue
RB Series 2023 A	5.50%	09/01/48 (a)	250,000	268,589
City of Fort Myers Utility System Revenue
Refunding RB Series 2019 A	4.00%	10/01/44 (a)	125,000	113,993
Refunding RB Series 2019 A	4.00%	10/01/49 (a)	150,000	131,474
City of Gainesville Utilities System Revenue
RB Series 2017 A	5.00%	10/01/37 (a)	175,000	179,941
RB Series 2017 A	4.00%	10/01/38 (a)	25,000	24,725
RB Series 2019 A	5.00%	10/01/47 (a)	50,000	50,294
City of Jacksonville
Refunding RB Series 2023 A	5.50%	10/01/53 (a)	30,000	31,462
City of Lakeland Department of Electric Utilities
RB Series 2021	5.00%	10/01/48	100,000	104,046
City of Miami
RB Series 2023 A	5.00%	03/01/48 (a)	1,150,000	1,164,285
RB Series 2024 A	5.50%	01/01/49 (a)	100,000	106,398
City of Miami Beach
RB Series 2015	5.00%	09/01/40 (a)	205,000	205,360
Refunding GO Bonds Series 2019	4.00%	05/01/44 (a)	100,000	92,281
City of Miami Beach Water & Sewer Revenue
Refunding RB Series 2017	5.00%	09/01/47 (a)	250,000	251,658
City of Orlando
RB Covenant Revenues Series 2018 B	5.00%	10/01/48 (a)	125,000	125,597
City of Port St. Lucie
Refunding Special Assessment Southwest Annexation Special Assessment District No. 1 Series 2016	3.25%	07/01/45 (a)	150,000	116,470
City of Tampa
RB State of Florida Cigarette Tax Revenue Series 2020 A	5.00%	09/01/45 (a)(d)	300,000	102,669
Refunding RB University of Tampa, Inc. Series 2020 A	4.00%	04/01/50 (a)	100,000	84,330
City of Tampa Water & Wastewater System Revenue
RB Series 2020 A	5.00%	10/01/54 (a)	1,165,000	1,180,905
RB Series 2022 A	5.00%	10/01/52 (a)	25,000	25,352
RB Series 2022 A	5.25%	10/01/57 (a)	200,000	206,799
RB Series 2024	5.00%	10/01/47 (a)	100,000	104,378
County of Broward Airport System Revenue
RB Series 2012 Q-1	4.00%	10/01/42 (a)	140,000	130,026
County of Broward Convention Center Hotel Revenue
RB Series 2022	5.00%	01/01/47 (a)	125,000	128,562
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
County of Broward Tourist Development Tax Revenue
RB Series 2021	4.00%	09/01/47 (a)	100,000	85,730
RB Series 2021	4.00%	09/01/51 (a)	250,000	209,261
County of Broward Water & Sewer Utility Revenue
RB Series 2019 A	5.00%	10/01/39 (a)	125,000	129,849
RB Series 2019 A	5.00%	10/01/40 (a)	50,000	51,713
County of Hillsborough
RB Series 2021	3.00%	08/01/46 (a)	50,000	36,551
RB Series 2021	2.25%	08/01/51 (a)	160,000	89,139
County of Manatee
RB Series 2023	5.25%	10/01/48 (a)	485,000	508,203
Refunding RB Series 2022	4.00%	10/01/52 (a)	150,000	130,944
County of Miami-Dade
GO Bonds Series 2014 A	3.75%	07/01/42 (a)	200,000	177,438
RB Series 2009 C	4.76%	10/01/44 (c)(d)	750,000	293,769
RB Series 2023 A	5.00%	04/01/48 (a)	250,000	253,622
Refunding GO Bonds Series 2015 B	4.00%	07/01/34 (a)	50,000	50,007
Refunding GO Bonds Series 2016 A	5.00%	07/01/38 (a)	205,000	206,479
Refunding RB Series 2009 A	6.88%	10/01/34 (a)(c)	240,000	273,683
Refunding RB Series 2016	4.00%	10/01/40 (a)	175,000	170,044
County of Miami-Dade Aviation Revenue
RB Series 2025 B	5.25%	10/01/55 (a)	1,000,000	1,032,452
Refunding RB Series 2015 B	5.00%	10/01/26 (a)	75,000	75,391
Refunding RB Series 2016	5.00%	10/01/28 (a)	50,000	51,249
County of Miami-Dade Seaport Department
Refunding RB Series 2021 A-2	4.00%	10/01/49 (a)(c)	200,000	175,299
Refunding RB Series 2021 B-2	4.00%	10/01/43 (a)	125,000	112,312
County of Miami-Dade Transit System
RB Series 2022	5.00%	07/01/46 (a)	75,000	76,277
RB Series 2022	5.00%	07/01/48 (a)	115,000	116,073
RB Series 2022	5.00%	07/01/49 (a)	305,000	307,435
RB Series 2022	5.00%	07/01/51 (a)	390,000	391,869
RB Series 2022	5.00%	07/01/52 (a)	100,000	100,389
Refunding RB Series 2017	4.00%	07/01/38 (a)	180,000	171,329
County of Miami-Dade Water & Sewer System Revenue
RB Series 2017 A	4.00%	10/01/44 (a)	300,000	272,754
RB Series 2017 A	3.38%	10/01/47 (a)	40,000	31,491
RB Series 2017 A	4.00%	10/01/47 (a)	20,000	17,570
RB Series 2019 B	3.00%	10/01/49 (a)	250,000	178,930
RB Series 2019 B	4.00%	10/01/49 (a)	695,000	599,219
RB Series 2021	5.00%	10/01/27	75,000	78,874
RB Series 2021	4.00%	10/01/39 (a)	100,000	98,111
RB Series 2021	4.00%	10/01/41 (a)	250,000	238,886
RB Series 2021	4.00%	10/01/42 (a)	405,000	378,924
RB Series 2021	3.00%	10/01/43 (a)	50,000	38,284
RB Series 2021	4.00%	10/01/44 (a)	25,000	22,729
RB Series 2021	4.00%	10/01/46 (a)	150,000	133,019
RB Series 2021	5.00%	10/01/46 (a)	20,000	20,360
RB Series 2021	4.00%	10/01/48 (a)	100,000	87,155
RB Series 2021	4.00%	10/01/51 (a)	65,000	54,646
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2024 A	4.13%	10/01/50 (a)	200,000	178,559
RB Series 2024 B	5.00%	10/01/33	100,000	113,729
Refunding RB Series 2015	5.00%	10/01/25	310,000	311,558
Refunding RB Series 2015	5.00%	10/01/26 (a)	85,000	85,465
Refunding RB Series 2017 B	4.00%	10/01/35 (a)	7,600,000	7,609,792
Refunding RB Series 2017 B	4.00%	10/01/38 (a)	50,000	49,753
Refunding RB Series 2017 B	3.13%	10/01/39 (a)	250,000	216,291
County of Osceola Transportation Revenue
Refunding RB Series 2020 A-1	4.00%	10/01/54 (a)(c)	150,000	126,273
County of Pasco Water & Sewer Revenue
RB Series 2014 B	4.00%	10/01/44 (a)	150,000	135,349
Duval County Public Schools
COP Series 2022 A	5.00%	07/01/26 (c)	30,000	30,624
COP Series 2022 A	5.00%	07/01/28 (c)	285,000	303,507
COP Series 2022 A	5.00%	07/01/29 (c)	225,000	243,764
COP Series 2022 A	5.00%	07/01/30 (c)	25,000	27,451
COP Series 2022 A	5.00%	07/01/31 (a)(c)	50,000	54,467
COP Series 2022 A	5.00%	07/01/32 (a)(c)	100,000	108,413
COP Series 2022 A	5.00%	07/01/33 (a)(c)	40,000	43,144
Florida Department of Management Services
Refunding COP Series 2018 A	5.00%	11/01/26	55,000	56,631
Florida Higher Educational Facilities Financing Authority
Refunding RB Rollins College Series 2020 A	3.00%	12/01/48 (a)	60,000	41,549
Florida Insurance Assistance Interlocal Agency, Inc.
RB Guaranty Association, Inc. Series 2023 A-1	5.00%	09/01/26 (a)	220,000	222,784
RB Guaranty Association, Inc. Series 2023 A-1	5.00%	09/01/27 (a)	50,000	51,177
Florida Municipal Power Agency
Refunding RB All-Requirements Power Supply Project Revenue Series 2016 A	5.00%	10/01/30 (a)	25,000	25,535
Refunding RB All-Requirements Power Supply Project Revenue Series 2016 A	5.00%	10/01/31 (a)	65,000	66,359
Fort Pierce Utilities Authority
Refunding RB Series 2022 A	4.00%	10/01/52 (a)	150,000	130,067
Hillsborough County Aviation Authority
RB Series 2018 F	5.00%	10/01/43 (a)	150,000	151,325
RB Series 2018 F	5.00%	10/01/48 (a)	250,000	250,120
JEA Electric System Revenue
Refunding RB Series 2017 B	5.00%	10/01/27	25,000	26,224
Refunding RB Series 2017 B	5.00%	10/01/29 (a)	50,000	52,236
Refunding RB Series 2017 B	5.00%	10/01/30 (a)	250,000	260,981
Refunding RB Series 2017 III-B	5.00%	10/01/33 (a)	160,000	165,648
Refunding RB Series 2024 3rd	5.00%	10/01/28	25,000	26,747
Refunding RB Series 2024 3rd	5.00%	10/01/33	275,000	311,471
Refunding RB Series 2024 A	5.00%	10/01/36 (a)	100,000	110,852
JEA Water & Sewer System Revenue
Refunding RB Series 2017 A	5.00%	10/01/29 (a)	35,000	36,618
Refunding RB Series 2017 A	4.00%	10/01/39 (a)	50,000	49,426
Refunding RB Series 2024 A	5.25%	10/01/49 (a)	325,000	337,078
Refunding RB Series 2024 A	5.50%	10/01/54 (a)	120,000	126,498
Refunding RB Series 2025 A	5.25%	10/01/55 (a)	125,000	129,722
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Lee County School Board
COP Series 2023 A	4.00%	08/01/46 (a)	100,000	88,294
COP Series 2023 A	4.00%	08/01/48 (a)	250,000	219,965
Miami-Dade County Educational Facilities Authority
RB Series 2018 A	4.00%	04/01/53 (a)	35,000	28,986
RB Series 2018 A	5.00%	04/01/53 (a)	50,000	50,091
Refunding RB Series 2024 A	5.00%	04/01/36 (a)	60,000	66,098
Refunding RB Series 2024 A	5.00%	04/01/45 (a)	300,000	302,653
Refunding RB Series 2024 A	5.00%	04/01/46 (a)	25,000	25,078
Miami-Dade County Expressway Authority
RB Series 2014 A	5.00%	07/01/39 (a)	225,000	225,071
RB Series 2014 A	5.00%	07/01/44 (a)	200,000	199,028
Mid-Bay Bridge Authority
Refunding RB Series 2015 A	5.00%	10/01/35 (a)	55,000	55,251
Orange County School Board
COP Series 2016 C	5.00%	08/01/34 (a)(b)	150,000	153,610
COP Series 2024 A	5.00%	08/01/33	50,000	55,979
COP Series 2024 A	5.00%	08/01/34	85,000	95,444
Orlando Utilities Commission
RB Series 2023 A	5.00%	10/01/48 (a)	350,000	357,640
RB Series 2025 A	5.00%	10/01/50 (a)	1,155,000	1,184,273
Refunding RB Series 2013 A	5.00%	10/01/25	145,000	145,721
Refunding RB Series 2024 B	5.00%	10/01/38 (a)	150,000	163,545
Refunding RB Series 2024 B	5.00%	10/01/39 (a)	200,000	216,260
Palm Beach County School District
COP Series 2020 A	5.00%	08/01/33 (a)	100,000	107,585
COP Series 2020 A	5.00%	08/01/34 (a)	50,000	53,544
Refunding COP Series 2017 A	5.00%	08/01/27	140,000	146,493
Refunding COP Series 2018 C	5.00%	08/01/29 (a)	30,000	31,909
Refunding COP Series 2025 A	5.00%	08/01/27	1,750,000	1,831,164
School Board of Miami-Dade County
GO Bonds Series 2022 A	5.00%	03/15/52 (a)	125,000	125,421
Refunding COP Series 2015 D	5.00%	02/01/27 (a)	50,000	50,562
Refunding COP Series 2015 D	5.00%	02/01/30 (a)	100,000	100,968
Refunding COP Series 2015 D	5.00%	02/01/31 (a)	65,000	65,603
Refunding COP Series 2016 C	3.25%	02/01/33 (a)	300,000	293,589
School District of Broward County
COP Series 2020 A	5.00%	07/01/30	305,000	334,008
COP Series 2020 A	5.00%	07/01/31 (a)	145,000	157,743
COP Series 2020 A	5.00%	07/01/33 (a)	500,000	539,059
COP Series 2020 A	5.00%	07/01/34 (a)	60,000	64,397
COP Series 2022 B	5.00%	07/01/36 (a)	480,000	522,818
GO Bonds Series 2022	5.00%	07/01/51 (a)	165,000	166,082
Refunding COP Series 2015 A	5.00%	07/01/25	75,000	75,000
Refunding COP Series 2015 A	5.00%	07/01/26 (a)(b)	50,000	50,020
Refunding COP Series 2019 A	5.00%	07/01/28	110,000	116,882
Refunding COP Series 2025 A	5.00%	07/01/27	5,000,000	5,219,240
South Florida Water Management District
Refunding COP Series 2016	5.00%	10/01/35 (a)	175,000	176,702
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Florida
Refunding GO Bonds Series 2021 A	5.00%	06/01/32	25,000	28,354
Refunding GO Bonds Series 2021 B	5.00%	06/01/26	30,000	30,643
Refunding GO Bonds Series 2021 B	5.00%	06/01/28	25,000	26,705
Refunding GO Bonds Series 2022 B	5.00%	06/01/33	125,000	142,935
Refunding GO Bonds Series 2022 C	5.00%	06/01/27	150,000	156,861
Refunding GO Bonds Series 2024 A	5.00%	06/01/34	5,030,000	5,784,330
State of Florida Department of Transportation Turnpike System Revenue
RB Series 2022 C	5.00%	07/01/47 (a)	6,095,000	6,218,494
Refunding RB Series 2022 A	5.00%	07/01/27	85,000	89,032
State of Florida Lottery Revenue
Refunding RB Series 2016 B	5.00%	07/01/25	100,000	100,000
Refunding RB Series 2017 A	5.00%	07/01/27	165,000	172,530
Refunding RB Series 2017 A	5.00%	07/01/28	125,000	133,340
Tampa Bay Water
RB Series 2022	5.00%	10/01/52 (a)	35,000	35,773
RB Series 2024 A	5.25%	10/01/54 (a)	4,855,000	5,053,398
Refunding RB Series 2001 A	6.00%	10/01/29 (b)(c)	95,000	105,671
Refunding RB Series 2015 A	4.00%	10/01/30 (a)	50,000	50,118
Tampa-Hillsborough County Expressway Authority
Refunding RB Series 2017 B	4.00%	07/01/42 (a)	515,000	469,676
				63,016,462
GEORGIA 3.1%
Atlanta Development Authority
RB Hotel Motel Tax Series 2015 A-1	5.25%	07/01/44 (a)	50,000	50,003
Augusta Water & Sewer Revenue
Refunding RB Series 2012	3.50%	10/01/42 (a)(c)	50,000	41,516
City of Atlanta Airport Passenger Facility Charge
RB Series 2019 C	5.00%	07/01/36 (a)	235,000	246,802
City of Atlanta Department of Aviation
RB Series 2024 A-1	5.00%	07/01/54 (a)	300,000	306,120
Refunding RB Series 2020 A	5.00%	07/01/25	130,000	130,000
Refunding RB Series 2020 A	5.00%	07/01/30	25,000	27,537
City of Atlanta Water & Wastewater Revenue
RB Series 2018 B	3.50%	11/01/43 (a)	300,000	252,396
RB Series 2018 B	5.00%	11/01/43 (a)(b)	90,000	94,937
RB Series 2018 B	5.00%	11/01/43 (a)	10,000	10,054
RB Series 2024	5.00%	11/01/41 (a)(c)	40,000	42,862
Refunding RB Series 2015	5.00%	11/01/26 (a)	55,000	55,109
Refunding RB Series 2015	5.00%	11/01/31 (a)	80,000	80,145
Refunding RB Series 2015	5.00%	11/01/32 (a)	50,000	50,086
Refunding RB Series 2015	5.00%	11/01/40 (a)	180,000	180,008
County of DeKalb Water & Sewerage Revenue
Refunding RB Series 2022	5.00%	10/01/38 (a)	250,000	269,488
Refunding RB Series 2022	5.00%	10/01/41 (a)	225,000	237,863
Refunding RB Series 2022	5.00%	10/01/52 (a)	100,000	102,166
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
County of Fulton Water & Sewerage Revenue
RB Series 2020 A	2.25%	01/01/42 (a)	435,000	293,888
RB Series 2020 A	2.25%	01/01/43 (a)	150,000	99,109
RB Series 2020 A	2.38%	01/01/44 (a)	200,000	132,613
County of Paulding Water & Sewerage Revenue
Refunding RB Series 2016	3.00%	12/01/48 (a)	105,000	75,133
Georgia Ports Authority
RB Series 2021	4.00%	07/01/46 (a)	10,000	9,033
RB Series 2021	2.63%	07/01/51 (a)	100,000	63,599
RB Series 2021	4.00%	07/01/51 (a)	100,000	87,272
RB Series 2022	4.00%	07/01/40 (a)	15,000	14,612
RB Series 2022	5.00%	07/01/41 (a)	100,000	105,428
RB Series 2022	4.00%	07/01/47 (a)	450,000	403,256
RB Series 2022	4.00%	07/01/52 (a)	125,000	108,532
RB Series 2022	5.25%	07/01/52 (a)	100,000	103,650
Georgia State Road & Tollway Authority
RB Series 2020	5.00%	06/01/30	125,000	137,456
RB Series 2020	5.00%	06/01/32 (a)	10,000	10,903
Gwinnett County School District
GO Bonds Series 2019	5.00%	02/01/38 (a)	4,310,000	4,494,736
GO Bonds Series 2021	4.00%	02/01/37 (a)	25,000	25,297
GO Bonds Series 2022 B	5.00%	08/01/27	150,000	157,549
Refunding GO Bonds Series 2025	5.00%	02/01/30	10,000,000	11,015,806
Refunding GO Bonds Series 2025	5.00%	02/01/32	10,000,000	11,316,307
Metropolitan Atlanta Rapid Transit Authority
RB Series 2016 B	5.00%	07/01/33 (a)(b)	120,000	122,723
RB Series 2016 B	5.00%	07/01/34 (a)(b)	25,000	25,567
RB Series 2024 A	5.00%	07/01/34 (a)	205,000	233,186
RB Series 2025 A	5.00%	07/01/55 (a)	1,000,000	1,027,393
Refunding RB Series 2017 C	3.25%	07/01/37 (a)	100,000	92,202
Refunding RB Series 2017 C	3.50%	07/01/38 (a)	10,000	9,300
Refunding RB Series 2017 C	3.25%	07/01/39 (a)	395,000	349,083
Municipal Electric Authority of Georgia
RB Series 2019 A	5.00%	01/01/49 (a)	2,600,000	2,573,761
RB Series 2019 B	5.00%	01/01/59 (a)	40,000	38,613
RB Series 2023 A	5.00%	07/01/55 (a)(c)	250,000	249,606
RB Series 2023 A	5.00%	07/01/64 (a)(c)	750,000	750,922
Refunding RB Series 2016 A	5.00%	01/01/28 (a)	40,000	40,875
Refunding RB Series 2024 A	5.25%	01/01/49 (a)	200,000	208,147
Private Colleges & Universities Authority
RB Emory University Series 2023 B	5.00%	09/01/33	9,460,000	10,637,796
Refunding RB Emory University Series 2016 B	4.00%	10/01/38 (a)	10,000	9,860
Refunding RB Emory University Series 2019 A	5.00%	09/01/29	275,000	297,458
Refunding RB Emory University Series 2020 B	5.00%	09/01/25 (b)	250,000	250,808
Refunding RB Emory University Series 2020 B	4.00%	09/01/39 (a)	115,000	111,849
Refunding RB Emory University Series 2020 B	4.00%	09/01/41 (a)	350,000	328,336
Refunding RB Emory University Series 2022 A	5.00%	09/01/32	100,000	111,613
Rockdale County Public Facilities Authority
RB Series 2024	5.00%	01/01/49 (a)	40,000	41,217
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sandy Springs Public Facilities Authority
RB Series 2015	5.00%	05/01/41 (a)(b)	190,000	193,611
State of Georgia
GO Bonds Series 2016 A	4.00%	02/01/31 (a)	25,000	25,068
GO Bonds Series 2016 A	2.50%	02/01/33 (a)	100,000	93,522
GO Bonds Series 2017 A-2	5.00%	02/01/31 (a)	200,000	206,572
GO Bonds Series 2017 A-2	3.00%	02/01/34 (a)	100,000	96,034
GO Bonds Series 2017 A-2	4.00%	02/01/36 (a)	55,000	55,202
GO Bonds Series 2017 A-2	3.00%	02/01/37 (a)	340,000	308,955
GO Bonds Series 2018 A	5.00%	07/01/27	35,000	36,702
GO Bonds Series 2018 A	5.00%	07/01/28	110,000	117,832
GO Bonds Series 2018 A	5.00%	07/01/31 (a)	170,000	180,290
GO Bonds Series 2019 A	5.00%	07/01/27	65,000	68,161
GO Bonds Series 2019 A	5.00%	07/01/28	185,000	198,172
GO Bonds Series 2019 A	5.00%	07/01/30 (a)	235,000	255,265
GO Bonds Series 2019 A	5.00%	07/01/32 (a)	100,000	107,888
GO Bonds Series 2020 A	5.00%	08/01/27	100,000	105,053
GO Bonds Series 2020 A	5.00%	08/01/28	65,000	69,740
GO Bonds Series 2020 A	5.00%	08/01/29	3,000,000	3,278,600
GO Bonds Series 2020 A	5.00%	08/01/32 (a)	125,000	137,407
GO Bonds Series 2020 A	3.00%	08/01/36 (a)	35,000	31,886
GO Bonds Series 2022 A	5.00%	07/01/36 (a)	285,000	313,949
GO Bonds Series 2023 A	5.00%	07/01/25	100,000	100,000
Refunding GO Bonds Series 2016 C-1	4.00%	07/01/25	100,000	100,000
Refunding GO Bonds Series 2016 E	5.00%	12/01/25	55,000	55,530
Refunding GO Bonds Series 2016 E	5.00%	12/01/26	230,000	237,785
Refunding GO Bonds Series 2016 F	5.00%	01/01/26	105,000	106,233
Refunding GO Bonds Series 2021 A	5.00%	07/01/27	4,000,000	4,194,525
Refunding GO Bonds Series 2021 A	5.00%	07/01/29	155,000	169,154
Refunding GO Bonds Series 2021 A	5.00%	07/01/32 (a)	50,000	55,986
Refunding GO Bonds Series 2021 A	4.00%	07/01/34 (a)	105,000	108,485
Refunding GO Bonds Series 2021 A	4.00%	07/01/38 (a)	205,000	205,948
Refunding GO Bonds Series 2022 C	4.00%	07/01/28	80,000	83,398
Refunding GO Bonds Series 2022 C	4.00%	07/01/29	90,000	94,644
Refunding GO Bonds Series 2023 C	4.00%	01/01/28	290,000	300,432
Refunding GO Bonds Series 2023 C	5.00%	01/01/33	3,345,000	3,817,865
Valdosta & Lowndes County Hospital Authority
RB South Georgia Medical Center Obligated Group Series 2024	5.00%	10/01/54 (a)	120,000	121,685
				63,973,165
HAWAII 0.2%
City & County Honolulu Wastewater System Revenue
RB Series 2015 A	5.00%	07/01/40 (a)(b)	200,000	200,000
RB Series 2018 A	4.00%	07/01/42 (a)	1,000,000	938,497
RB Series 2022 A	5.00%	07/01/47 (a)	240,000	245,871
RB Series 2024 A	5.25%	07/01/54 (a)	150,000	156,343
Refunding RB Series 2024 A	5.00%	07/01/39 (a)	150,000	162,375
City & County of Honolulu
GO Bonds Series 2015 A	5.00%	10/01/39 (a)	180,000	180,096
GO Bonds Series 2019 A	5.00%	09/01/26	90,000	92,462
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2019 A	5.00%	09/01/27	200,000	210,228
GO Bonds Series 2019 A	5.00%	09/01/29 (a)	50,000	53,238
GO Bonds Series 2021 E	5.00%	03/01/27	225,000	233,895
GO Bonds Series 2021 E	5.00%	03/01/28	205,000	217,528
GO Bonds Series 2021 E	5.00%	03/01/30	250,000	274,837
GO Bonds Series 2021 E	5.00%	03/01/31	50,000	55,707
Refunding GO Bonds Series 2020 B	5.00%	03/01/26	160,000	162,348
Refunding GO Bonds Series 2020 B	5.00%	03/01/29	50,000	54,075
State of Hawaii
GO Bonds Series 2014 EO	5.00%	08/01/25 (a)	110,000	110,175
GO Bonds Series 2016 FB	3.00%	04/01/36 (a)	65,000	58,428
GO Bonds Series 2017 FK	5.00%	05/01/27	50,000	52,027
GO Bonds Series 2017 FK	5.00%	05/01/28 (a)	100,000	103,915
GO Bonds Series 2017 FK	4.00%	05/01/31 (a)	100,000	101,401
GO Bonds Series 2017 FK	4.00%	05/01/32 (a)	25,000	25,262
GO Bonds Series 2017 FK	5.00%	05/01/34 (a)	150,000	154,514
GO Bonds Series 2018 FT	5.00%	01/01/27	25,000	25,891
GO Bonds Series 2018 FT	5.00%	01/01/28	35,000	37,024
GO Bonds Series 2018 FT	5.00%	01/01/36 (a)	95,000	98,172
GO Bonds Series 2018 FT	5.00%	01/01/38 (a)	100,000	102,637
GO Bonds Series 2019 FW	5.00%	01/01/32 (a)	55,000	58,660
Refunding GO Bonds Series 2016 FE	5.00%	10/01/28 (a)	200,000	204,418
Refunding GO Bonds Series 2016 FH	5.00%	10/01/26	160,000	164,757
Refunding GO Bonds Series 2016 FH	5.00%	10/01/28 (a)	150,000	154,039
Refunding GO Bonds Series 2016 FH	4.00%	10/01/31 (a)	50,000	50,327
State of Hawaii Airports System Revenue
Refunding RB Series 2020 D	5.00%	07/01/33 (a)	80,000	86,672
Refunding RB Series 2020 D	5.00%	07/01/34 (a)	115,000	124,031
				4,949,850
IDAHO 0.1%
Idaho Housing & Finance Association
RB Department of Transportation Transportation Expansion & Congestion Series 2022 A	5.00%	08/15/47 (a)	150,000	153,597
RB Sales Tax Revenue Series 2024 A	5.00%	08/15/48 (a)	330,000	338,954
Refunding RB Series 2021 A	5.00%	07/15/29	40,000	43,266
Idaho State Building Authority
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/26	150,000	153,022
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/27	250,000	261,339
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/30	340,000	375,690
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/32	20,000	22,616
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/33	230,000	261,434
RB Sales Tax Revenue Series 2025 A	5.00%	06/01/28	80,000	85,408
RB Sales Tax Revenue Series 2025 A	5.00%	06/01/30	30,000	33,149
RB Sales Tax Revenue Series 2025 A	5.00%	06/01/34	275,000	314,166
				2,042,641
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
ILLINOIS 5.0%
Chicago Board of Education Dedicated Capital Improvement Tax
RB Series 2017	6.10%	04/01/36 (a)	230,000	237,260
RB Series 2017	6.00%	04/01/46 (a)	100,000	101,432
RB Series 2023	5.00%	04/01/45 (a)	200,000	197,172
Chicago Midway International Airport
Refunding RB Series 2016 B	5.00%	01/01/46 (a)	200,000	199,705
Refunding RB Series 2023 B	5.00%	01/01/26 (c)	50,000	50,522
Refunding RB Series 2023 B	5.00%	01/01/35 (a)(c)	170,000	188,245
Chicago O’Hare International Airport
RB Series 2017 D	5.00%	01/01/52 (a)	2,000,000	1,993,150
RB Series 2018 B	5.00%	01/01/37 (a)	10,000	10,403
RB Series 2018 B	5.00%	01/01/38 (a)	100,000	103,341
RB Series 2018 B	5.00%	01/01/39 (a)	120,000	123,416
RB Series 2018 B	5.00%	01/01/48 (a)	2,525,000	2,526,505
RB Series 2018 B	4.00%	01/01/53 (a)(c)	100,000	85,996
RB Series 2018 B	5.00%	01/01/53 (a)	215,000	214,166
RB Series 2022 B	4.50%	01/01/56 (a)	35,000	32,430
RB Series 2022 B	5.25%	01/01/56 (a)	250,000	253,451
RB Series 2024 B	5.00%	01/01/48 (a)	200,000	203,306
RB Series 2024 B	5.25%	01/01/53 (a)	400,000	409,745
RB Series 2024 B	5.50%	01/01/59 (a)	350,000	366,683
Refunding RB Series 2016 B	5.00%	01/01/41 (a)	205,000	205,280
Refunding RB Series 2016 C	5.00%	01/01/31 (a)	40,000	40,363
Refunding RB Series 2016 C	5.00%	01/01/35 (a)	100,000	100,585
Refunding RB Series 2017 B	5.00%	01/01/34 (a)	110,000	112,167
Refunding RB Series 2017 B	5.00%	01/01/36 (a)	100,000	101,462
Refunding RB Series 2017 B	5.00%	01/01/38 (a)	170,000	171,716
Refunding RB Series 2020 A	5.00%	01/01/34 (a)	155,000	165,746
Refunding RB Series 2020 A	4.00%	01/01/35 (a)	500,000	503,099
Refunding RB Series 2020 A	5.00%	01/01/35 (a)	260,000	276,012
Refunding RB Series 2020 A	4.00%	01/01/36 (a)	5,000	5,005
Refunding RB Series 2020 A	4.00%	01/01/37 (a)	25,000	24,770
Refunding RB Series 2020 A	4.00%	01/01/37 (a)(c)	600,000	599,378
Refunding RB Series 2022 D	5.00%	01/01/29	120,000	129,193
Refunding RB Series 2024 D	5.00%	01/01/28	500,000	528,286
Refunding RB Series 2024 D	5.00%	01/01/29	975,000	1,049,697
Refunding RB Series 2024 D	5.00%	01/01/33	200,000	223,554
Refunding RB Series 2024 D	5.00%	01/01/34	90,000	101,059
Chicago Transit Authority Capital Grant Receipts Revenue
Refunding RB Series 2021	5.00%	06/01/28	80,000	83,708
Chicago Transit Authority Sales Tax Receipts Fund
RB Series 2017	5.00%	12/01/46 (a)	95,000	95,109
RB Series 2017	5.00%	12/01/51 (a)	255,000	252,390
Refunding RB Series 2020 A	5.00%	12/01/45 (a)	135,000	135,596
Refunding RB Series 2020 A	4.00%	12/01/55 (a)	35,000	29,081
Refunding RB Series 2020 A	5.00%	12/01/55 (a)	85,000	83,302
Refunding RB Series 2022 A	5.00%	12/01/46 (a)(c)	75,000	76,394
Refunding RB Series 2022 A	4.00%	12/01/49 (a)	95,000	80,496
Refunding RB Series 2022 A	5.00%	12/01/52 (a)	25,000	24,630
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2022 A	5.00%	12/01/57 (a)	1,000,000	979,495
Refunding RB Series 2024 A	5.00%	12/01/41 (a)	525,000	545,353
Refunding RB Series 2024 A	5.00%	12/01/44 (a)	210,000	213,782
Refunding RB Series 2024 A	5.00%	12/01/49 (a)	5,270,000	5,276,050
City of Chicago
GO Bonds Series 1999	4.54%	01/01/34 (c)(d)	60,000	42,218
GO Bonds Series 2019 A	5.50%	01/01/35 (a)	200,000	207,599
GO Bonds Series 2019 A	5.00%	01/01/39 (a)	650,000	651,168
GO Bonds Series 2019 A	5.00%	01/01/40 (a)	250,000	247,346
GO Bonds Series 2019 A	5.00%	01/01/44 (a)	170,000	160,195
GO Bonds Series 2019 A	5.50%	01/01/49 (a)	1,450,000	1,440,041
GO Bonds Series 2023 A	5.00%	01/01/34 (a)	275,000	286,237
GO Bonds Series 2023 A	4.00%	01/01/35 (a)	95,000	91,941
GO Bonds Series 2023 A	5.00%	01/01/35 (a)	50,000	51,684
GO Bonds Series 2023 A	5.25%	01/01/38 (a)	35,000	35,806
GO Bonds Series 2023 A	5.50%	01/01/43 (a)	500,000	502,824
GO Bonds Series 2024 A	5.00%	01/01/45 (a)	115,000	108,578
GO Bonds Series 2025 B	5.50%	01/01/41 (a)	1,500,000	1,547,840
Refunding GO Bonds Series 2020 A	5.00%	01/01/29	180,000	187,845
Refunding GO Bonds Series 2020 A	5.00%	01/01/30	100,000	105,104
Refunding GO Bonds Series 2021 A	5.00%	01/01/33 (a)	25,000	26,017
Refunding GO Bonds Series 2021 A	4.00%	01/01/36 (a)	25,000	23,541
Refunding GO Bonds Series 2024 B	5.00%	01/01/33 (a)	250,000	265,147
City of Chicago Wastewater Transmission Revenue
RB Series 2017 A	4.00%	01/01/52 (a)(c)	2,000,000	1,691,418
RB Series 2023 A	5.25%	01/01/48 (a)(c)	200,000	206,384
RB Series 2023 A	5.25%	01/01/53 (a)(c)	50,000	50,750
RB Series 2023 A	5.25%	01/01/58 (a)(c)	175,000	177,393
City of Chicago Waterworks Revenue
RB Series 1999	5.00%	11/01/30 (a)	195,000	198,768
Refunding RB Series 2023 B	5.00%	11/01/32 (a)	45,000	49,560
Refunding RB Series 2023 B	5.00%	11/01/35 (a)	105,000	113,025
Refunding RB Series 2023 B	5.00%	11/01/36 (a)(c)	50,000	53,369
Refunding RB Series 2023 B	4.00%	11/01/40 (a)(c)	250,000	232,794
County of Cook
Refunding GO Bonds Series 2016 A	5.00%	11/15/26	70,000	71,976
Refunding GO Bonds Series 2021 A	5.00%	11/15/28	100,000	106,983
Refunding GO Bonds Series 2021 A	5.00%	11/15/32 (a)	75,000	81,225
Refunding GO Bonds Series 2022 A	5.00%	11/15/25	130,000	130,873
County of Cook Sales Tax Revenue
Refunding RB Series 2021 A	4.00%	11/15/40 (a)	250,000	231,631
Refunding RB Series 2021 A	4.00%	11/15/41 (a)	225,000	205,284
Refunding RB Series 2022 A	5.25%	11/15/45 (a)	50,000	51,592
Refunding RB Series 2024	5.00%	11/15/42 (a)	250,000	256,145
County of Will
GO Bonds Series 2016	5.00%	11/15/45 (a)(b)	255,000	256,966
Illinois Finance Authority
RB University of Chicago Series 2023 A	5.25%	05/15/48 (a)	125,000	128,246
RB University of Chicago Series 2023 A	5.25%	05/15/54 (a)	150,000	152,321
RB Water Revolving Fund - Clean Water Program Series 2020	4.00%	07/01/37 (a)	25,000	24,804
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Water Revolving Fund - Clean Water Program Series 2020	4.00%	07/01/39 (a)	15,000	14,555
RB Water Revolving Fund - Clean Water Program Series 2025 A	5.00%	07/01/43 (a)	250,000	261,799
Refunding RB DePaul University Series 2016 A	4.00%	10/01/40 (a)	50,000	47,671
Refunding RB University of Chicago Series 2021 A	5.00%	10/01/25	25,000	25,117
Refunding RB University of Chicago Series 2024 A	5.00%	04/01/31	25,000	27,466
Refunding RB University of Chicago Series 2024 A	5.00%	04/01/32 (a)	185,000	204,675
Refunding RB University of Chicago Series 2024 A	5.00%	04/01/34	165,000	183,821
Refunding RB University of Chicago Series 2024 B	5.00%	04/01/33	25,000	27,801
Refunding RB University of Chicago Series 2024 B	5.00%	04/01/34 (a)	10,000,000	11,140,637
Refunding RB University of Chicago Series 2024 B	5.00%	04/01/36	250,000	277,822
Illinois Municipal Electric Agency
Refunding RB Series 2015 A	4.00%	02/01/34 (a)	300,000	300,000
Illinois State Toll Highway Authority
RB Series 2014 C	5.00%	01/01/36 (a)	50,000	50,023
RB Series 2015 A	5.00%	01/01/36 (a)	125,000	125,058
RB Series 2015 A	5.00%	01/01/40 (a)	225,000	224,987
RB Series 2015 B	5.00%	01/01/40 (a)	275,000	274,031
RB Series 2016 B	5.00%	01/01/41 (a)	1,155,000	1,149,739
RB Series 2017 A	5.00%	01/01/42 (a)	100,000	100,637
RB Series 2019 A	5.00%	01/01/44 (a)	2,100,000	2,116,200
RB Series 2020 A	5.00%	01/01/45 (a)	500,000	504,680
RB Series 2021 A	4.00%	01/01/42 (a)	710,000	666,082
RB Series 2021 A	5.00%	01/01/43 (a)	130,000	132,366
RB Series 2021 A	4.00%	01/01/46 (a)	515,000	458,224
RB Series 2021 A	5.00%	01/01/46 (a)	300,000	303,481
RB Series 2023 A	5.00%	01/01/44 (a)	420,000	435,242
Refunding RB Series 2016 A	5.00%	12/01/31 (a)	115,000	115,898
Refunding RB Series 2016 A	5.00%	12/01/32 (a)	130,000	130,944
Refunding RB Series 2019 A	5.00%	01/01/29	100,000	107,419
Refunding RB Series 2019 B	5.00%	01/01/27	2,130,000	2,206,526
Refunding RB Series 2019 B	5.00%	01/01/31 (a)	60,000	65,121
Refunding RB Series 2019 C	5.00%	01/01/26	400,000	404,377
Refunding RB Series 2019 C	5.00%	01/01/27	75,000	77,695
Refunding RB Series 2019 C	5.00%	01/01/28	60,000	63,305
Refunding RB Series 2019 C	5.00%	01/01/29	195,000	209,467
Refunding RB Series 2019 C	5.00%	01/01/30	500,000	545,618
Refunding RB Series 2019 C	5.00%	01/01/31 (a)	95,000	103,108
Refunding RB Series 2024 A	5.00%	01/01/32	1,025,000	1,144,710
Refunding RB Series 2024 A	5.00%	01/01/34	410,000	462,321
Refunding RB Series 2024 A	5.00%	01/01/35 (a)	50,000	55,835
Refunding RB Series 2024 A	5.00%	01/01/36 (a)	470,000	518,061
Refunding RB Series 2024 A	5.00%	01/01/37 (a)	1,215,000	1,322,230
Refunding RB Series 2024 A	5.00%	01/01/38 (a)	130,000	139,663
Refunding RB Series 2024 A	5.00%	01/01/39 (a)	165,000	175,719
Metropolitan Pier & Exposition Authority
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	3.53%	12/15/30 (c)(d)	75,000	61,397
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	3.45%	12/15/31 (c)(d)	30,000	23,507
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	3.76%	06/15/32 (c)(d)	70,000	53,570
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.62%	12/15/32 (c)(d)	250,000	186,961
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	3.69%	06/15/33 (c)(d)	260,000	189,607
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.37%	06/15/34 (c)(d)	595,000	412,977
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.27%	06/15/35 (c)(d)	340,000	223,739
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.30%	06/15/37 (c)(d)	60,000	35,252
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.11%	06/15/38 (c)(d)	460,000	253,691
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.08%	12/15/38 (c)(d)	215,000	115,015
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.24%	06/15/39 (c)(d)	100,000	51,588
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.43%	12/15/39 (c)(d)	200,000	99,975
RB State of Illinois McCormick Place Expansion Project Fund Series 2012 B	4.33%	12/15/41 (d)	75,000	32,745
RB State of Illinois McCormick Place Expansion Project Fund Series 2012 B	4.60%	12/15/51 (d)	425,000	101,465
RB State of Illinois McCormick Place Expansion Project Fund Series 2015 A	4.45%	12/15/52 (c)(d)	50,000	11,912
RB State of Illinois McCormick Place Expansion Project Fund Series 2015 A	5.00%	06/15/53 (a)	100,000	96,979
RB State of Illinois McCormick Place Expansion Project Fund Series 2017 A	5.00%	06/15/57 (a)	530,000	511,142
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 1994 A	3.60%	06/15/28 (c)(d)	225,000	203,190
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.80%	06/15/43 (d)	250,000	101,901
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.51%	06/15/44 (c)(d)	150,000	57,426
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.56%	06/15/45 (c)(d)	600,000	217,152
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.69%	06/15/46 (c)(d)	200,000	68,604
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.86%	06/15/47 (c)(d)	735,000	238,251
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2017 B	5.51%	12/15/56 (c)(d)	375,000	71,244
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2020 A	4.00%	06/15/50 (a)	125,000	103,271
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2020 A	5.00%	06/15/50 (a)	370,000	362,313
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2020 B	5.00%	06/15/42 (a)	500,000	505,158
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2022 A	4.00%	12/15/47 (a)	2,045,000	1,727,473
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2022 A	4.00%	06/15/52 (a)	55,000	44,778
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2024 B	4.00%	12/15/26	200,000	202,462
Metropolitan Water Reclamation District of Greater Chicago
GO Bonds Series 2016 C	5.00%	12/01/45 (a)	100,000	101,541
GO Bonds Series 2024 A	5.00%	12/01/39 (a)	85,000	91,541
Refunding GO Bonds Series 2007 C	5.25%	12/01/32	160,000	182,733
Refunding GO Bonds Series 2016 A	5.00%	12/01/25	105,000	105,925
Refunding GO Bonds Series 2016 A	5.00%	12/01/27 (a)	130,000	133,542
Refunding GO Bonds Series 2016 A	5.00%	12/01/28 (a)	15,000	15,396
Refunding GO Bonds Series 2016 A	5.00%	12/01/29 (a)	115,000	117,940
Refunding GO Bonds Series 2016 A	5.00%	12/01/30 (a)	95,000	97,269
Refunding GO Bonds Series 2021 C	5.00%	12/01/30	40,000	44,162
Refunding GO Bonds Series 2021 C	5.00%	12/01/31	100,000	111,653
Northern Illinois Municipal Power Agency
Refunding RB Series 2016 A	4.00%	12/01/41 (a)	75,000	68,936
Regional Transportation Authority
RB Series 2004 A	5.75%	06/01/34 (c)	500,000	564,034
Sales Tax Securitization Corp.
Refunding RB Series 2018 C	5.50%	01/01/31 (a)	35,000	37,472
Refunding RB Series 2018 C	5.00%	01/01/43 (a)	150,000	151,238
Refunding RB Series 2020 A	5.00%	01/01/26	50,000	50,401
Refunding RB Series 2020 A	5.00%	01/01/28	60,000	62,816
Refunding RB Series 2020 A	5.00%	01/01/30	150,000	161,581
Refunding RB Series 2020 A	5.00%	01/01/36 (a)	35,000	36,639
Refunding RB Series 2020 A	5.00%	01/01/37 (a)	260,000	270,814
Refunding RB Series 2020 A	4.00%	01/01/38 (a)	215,000	205,502
Refunding RB Series 2021 A	5.00%	01/01/27	535,000	549,520
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2021 A	5.00%	01/01/31	100,000	108,828
Refunding RB Series 2021 A	5.00%	01/01/32	125,000	137,123
Refunding RB Series 2021 A	5.00%	01/01/33	30,000	33,092
Refunding RB Series 2023 A	5.00%	01/01/33	350,000	387,777
Refunding RB Series 2023 A	5.00%	01/01/34 (a)	650,000	712,326
Refunding RB Series 2023 A	5.00%	01/01/44 (a)	40,000	40,408
Refunding RB Series 2023 C	5.00%	01/01/34 (a)	130,000	142,376
Refunding RB Series 2023 C	5.00%	01/01/35 (a)	50,000	54,364
Refunding RB Series 2024 A	5.00%	01/01/35	300,000	329,270
Refunding RB Series 2024 A	5.00%	01/01/37 (a)	185,000	200,699
State of Illinois
GO Bonds Series 2017 A	5.00%	12/01/32 (a)	135,000	138,695
GO Bonds Series 2017 A	4.50%	12/01/41 (a)	1,260,000	1,201,627
GO Bonds Series 2017 C	5.00%	11/01/29 (a)	825,000	853,062
GO Bonds Series 2017 D	5.00%	11/01/25	295,000	296,783
GO Bonds Series 2017 D	5.00%	11/01/26	300,000	307,400
GO Bonds Series 2017 D	5.00%	11/01/27	235,000	245,544
GO Bonds Series 2017 D	5.00%	11/01/28 (a)	150,000	155,396
GO Bonds Series 2019 A	5.00%	11/01/27	125,000	130,063
GO Bonds Series 2019 B	5.00%	11/01/31 (a)	50,000	52,907
GO Bonds Series 2019 B	4.00%	11/01/38 (a)	100,000	92,876
GO Bonds Series 2020	5.50%	05/01/30	95,000	100,564
GO Bonds Series 2020	5.50%	05/01/39 (a)	265,000	277,708
GO Bonds Series 2020	5.75%	05/01/45 (a)	250,000	259,612
GO Bonds Series 2020 B	5.00%	10/01/30	50,000	53,706
GO Bonds Series 2020 B	5.00%	10/01/31 (a)	225,000	240,695
GO Bonds Series 2020 B	4.00%	10/01/33 (a)	250,000	248,452
GO Bonds Series 2020 C	4.00%	10/01/37 (a)	100,000	94,336
GO Bonds Series 2020 C	4.00%	10/01/41 (a)	100,000	88,692
GO Bonds Series 2020 C	4.25%	10/01/45 (a)	300,000	267,998
GO Bonds Series 2021 A	5.00%	03/01/36 (a)	100,000	104,741
GO Bonds Series 2021 A	5.00%	03/01/37 (a)	745,000	775,187
GO Bonds Series 2021 A	4.00%	03/01/38 (a)	370,000	346,299
GO Bonds Series 2021 A	4.00%	03/01/39 (a)	10,000	9,214
GO Bonds Series 2021 A	4.00%	03/01/40 (a)	1,065,000	964,167
GO Bonds Series 2021 A	5.00%	03/01/46 (a)	150,000	148,981
GO Bonds Series 2021 B	5.00%	03/01/27	25,000	25,746
GO Bonds Series 2022 A	5.00%	03/01/26	60,000	60,727
GO Bonds Series 2022 A	5.00%	03/01/27	185,000	190,519
GO Bonds Series 2022 A	5.00%	03/01/28	55,000	57,484
GO Bonds Series 2022 A	5.00%	03/01/31	155,000	167,025
GO Bonds Series 2022 A	5.00%	03/01/34 (a)	50,000	53,505
GO Bonds Series 2022 A	5.25%	03/01/37 (a)	100,000	106,175
GO Bonds Series 2022 A	5.25%	03/01/38 (a)	150,000	158,216
GO Bonds Series 2022 A	5.50%	03/01/42 (a)	175,000	182,705
GO Bonds Series 2022 A	5.50%	03/01/47 (a)	150,000	153,190
GO Bonds Series 2022 C	5.50%	10/01/41 (a)	25,000	26,300
GO Bonds Series 2022 C	5.25%	10/01/46 (a)	235,000	236,940
GO Bonds Series 2023 B	5.00%	05/01/28	255,000	267,081
GO Bonds Series 2023 B	5.00%	12/01/29	115,000	122,607
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023 B	5.00%	05/01/30	45,000	48,164
GO Bonds Series 2023 B	5.00%	05/01/31	110,000	118,375
GO Bonds Series 2023 B	5.00%	05/01/32	60,000	65,087
GO Bonds Series 2023 B	5.00%	05/01/35 (a)	245,000	260,377
GO Bonds Series 2023 B	5.00%	05/01/36 (a)	530,000	558,893
GO Bonds Series 2023 B	5.00%	12/01/36 (a)	150,000	158,920
GO Bonds Series 2023 B	5.00%	05/01/37 (a)	150,000	156,963
GO Bonds Series 2023 B	5.25%	05/01/38 (a)	1,000,000	1,054,851
GO Bonds Series 2023 B	5.00%	12/01/38 (a)	185,000	192,939
GO Bonds Series 2023 B	5.25%	05/01/41 (a)	100,000	103,514
GO Bonds Series 2023 B	5.50%	05/01/47 (a)	35,000	35,746
GO Bonds Series 2023 C	5.00%	12/01/40 (a)	4,000,000	4,119,669
GO Bonds Series 2023 C	5.00%	12/01/44 (a)	260,000	261,230
GO Bonds Series 2024 B	5.00%	05/01/31	10,000	10,789
GO Bonds Series 2024 B	5.00%	05/01/37 (a)	125,000	132,212
GO Bonds Series 2024 B	5.00%	05/01/40 (a)	85,000	87,579
GO Bonds Series 2024 B	5.00%	05/01/41 (a)	155,000	158,176
GO Bonds Series 2024 B	5.25%	05/01/43 (a)	40,000	41,091
GO Bonds Series 2024 B	5.25%	05/01/44 (a)	80,000	81,747
GO Bonds Series 2024 B	5.25%	05/01/48 (a)	250,000	251,992
Refunding GO Bonds Series 2016	5.00%	02/01/27	4,530,000	4,658,646
Refunding GO Bonds Series 2016	5.00%	02/01/28 (a)	50,000	51,292
Refunding GO Bonds Series 2016	5.00%	02/01/29 (a)	405,000	414,872
Refunding GO Bonds Series 2016	4.00%	02/01/30 (a)(c)	135,000	135,700
Refunding GO Bonds Series 2016	4.00%	02/01/31 (a)(c)	100,000	100,253
Refunding GO Bonds Series 2018 A	5.00%	10/01/27	125,000	129,636
Refunding GO Bonds Series 2018 A	5.00%	10/01/30 (a)	575,000	601,362
Refunding GO Bonds Series 2018 B	5.00%	10/01/30 (a)	100,000	104,585
Refunding GO Bonds Series 2022 B	5.00%	03/01/33 (a)	150,000	161,599
Refunding GO Bonds Series 2023 D	5.00%	07/01/25	75,000	75,000
Refunding GO Bonds Series 2023 D	5.00%	07/01/27	75,000	77,671
Refunding GO Bonds Series 2023 D	5.00%	07/01/28	115,000	120,701
Refunding GO Bonds Series 2023 D	5.00%	07/01/29	205,000	217,641
Refunding GO Bonds Series 2023 D	5.00%	07/01/31	55,000	59,409
Refunding GO Bonds Series 2023 D	5.00%	07/01/32	225,000	244,259
Refunding GO Bonds Series 2023 D	5.00%	07/01/33 (a)	4,080,000	4,399,752
Refunding GO Bonds Series 2023 D	5.00%	07/01/35 (a)	100,000	106,286
Refunding GO Bonds Series 2023 D	5.00%	07/01/36 (a)	755,000	796,000
Refunding GO Bonds Series 2023 D	4.00%	07/01/37 (a)	260,000	245,683
Refunding GO Bonds Series 2024	5.00%	02/01/26	30,000	30,310
Refunding GO Bonds Series 2024	5.00%	02/01/28	30,000	31,320
Refunding GO Bonds Series 2024	5.00%	02/01/29	85,000	89,828
Refunding GO Bonds Series 2024	5.00%	02/01/30	25,000	26,694
Refunding GO Bonds Series 2024	5.00%	02/01/31	40,000	43,084
Refunding GO Bonds Series 2024	5.00%	02/01/34	250,000	271,969
Refunding GO Bonds Series 2024	5.00%	02/01/39 (a)	100,000	104,416
State of Illinois Sales Tax Revenue
RB Series 2024 A	5.00%	06/15/30	110,000	118,973
RB Series 2024 A	5.00%	06/15/32	25,000	27,438
RB Series 2024 A	5.00%	06/15/33	325,000	357,694
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2024 B	5.00%	06/15/35 (a)	255,000	277,494
RB Series 2024 B	5.00%	06/15/36 (a)	380,000	409,729
RB Series 2024 B	5.00%	06/15/37 (a)	400,000	428,060
RB Series 2024 C	5.00%	06/15/42 (a)	200,000	204,816
RB Series 2025 A	5.00%	06/15/28	160,000	168,905
RB Series 2025 B	5.00%	06/15/37 (a)	100,000	108,510
RB Series 2025 B	5.00%	06/15/39 (a)	500,000	529,813
RB Series 2025 B	5.00%	06/15/40 (a)	80,000	83,903
RB Series 2025 C	5.00%	06/15/44 (a)	125,000	126,981
University of Illinois
Refunding RB Auxiliary Facilities System Series 2018 A	4.13%	04/01/48 (a)(c)	100,000	89,092
Village of Rosemont
GO Bonds Series 2017 A	5.00%	12/01/46 (a)(c)	150,000	152,873
Village of Schaumburg
Refunding GO Bonds Series 2013 A	4.00%	12/01/41 (a)	50,000	46,844
Will County Community High School District No. 210 Lincoln-Way
GO Bonds Series 2006	2.96%	01/01/26 (b)(c)(d)	145,000	142,779
				102,267,229
INDIANA 0.7%
Allen County Building Corp.
RB Series 2024	4.00%	07/15/44 (a)(c)	1,050,000	970,654
Fishers Town Hall Building Corp.
RB Series 2023 A	5.75%	07/15/58 (a)(c)	750,000	816,389
RB Series 2023 A	5.75%	01/15/63 (a)(c)	250,000	272,130
Hamilton County Public Building Corp.
RB Series 2024	4.00%	01/10/50 (a)	100,000	86,407
Indiana Finance Authority
RB Deaconess Health System Obligated Group Series 2016 A	4.00%	03/01/44 (a)(b)	145,000	147,110
RB State Revolving Fund Series 2019 A	5.00%	02/01/36 (a)	60,000	62,872
RB State Revolving Fund Series 2019 A	5.00%	02/01/38 (a)	30,000	31,115
RB State Revolving Fund Series 2019 A	5.00%	02/01/39 (a)	7,755,000	8,020,786
Refunding RB CWA Authority, Inc. Series 2021 1	5.00%	10/01/34 (a)	175,000	191,138
Refunding RB CWA Authority, Inc. Series 2021 1	4.00%	10/01/35 (a)	25,000	25,404
Refunding RB CWA Authority, Inc. Series 2021 1	4.00%	10/01/36 (a)	50,000	50,396
Refunding RB Department of Transportation Series 2016 C	5.00%	06/01/27 (a)	130,000	133,415
Refunding RB Department of Transportation Series 2016 C	5.00%	06/01/28	100,000	106,412
Refunding RB Marion County Capital Improvement Board Series 2022 A	5.00%	02/01/30	500,000	540,237
Refunding RB Marion County Capital Improvement Board Series 2022 A	5.00%	02/01/31	50,000	54,592
Refunding RB Marion County Capital Improvement Board Series 2022 A	5.00%	02/01/33 (a)	25,000	27,588
Refunding RB Marion County Capital Improvement Board Series 2022 A	4.00%	02/01/34 (a)	50,000	51,212
Refunding RB Marion County Capital Improvement Board Series 2022 A	5.00%	02/01/35 (a)	160,000	174,282
Refunding RB Marion County Capital Improvement Board Series 2022 A	4.00%	02/01/36 (a)	115,000	115,707
Refunding RB State Revolving Fund Series 2017 C	5.00%	02/01/30 (a)	100,000	105,367
Indiana Municipal Power Agency
Refunding RB Series 2016 A	5.00%	01/01/33 (a)	125,000	126,550
Refunding RB Series 2016 A	5.00%	01/01/37 (a)	135,000	136,303
Refunding RB Series 2025 A	5.00%	01/01/43 (a)	695,000	722,102
Indiana University
RB Series 2024 A	5.00%	06/01/34 (a)	225,000	255,937
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Indianapolis Local Public Improvement Bond Bank
RB Series 1999 E	3.25%	02/01/28 (c)(d)	250,000	229,562
RB Series 2019 A	5.00%	02/01/44 (a)	150,000	151,742
RB Series 2019 A	5.00%	02/01/49 (a)	200,000	201,068
Refunding RB Series 2021 A	4.00%	06/01/37 (a)(c)	1,000,000	1,000,429
Refunding RB Series 2022 B	4.00%	02/01/47 (a)	100,000	88,184
Purdue University
Refunding RB Series 2025 A	5.00%	07/01/36 (a)	30,000	33,689
				14,928,779
IOWA 0.3%
Iowa Finance Authority
RB State Revolving Fund Series 2024 A	5.00%	08/01/34 (a)	75,000	85,836
Refunding RB State Revolving Fund Series 2017	5.00%	08/01/27	100,000	104,887
Refunding RB State Revolving Fund Series 2022 A	5.00%	08/01/39 (a)	5,000,000	5,384,421
Refunding RB State Revolving Fund Series 2023 A	5.00%	08/01/34 (a)	50,000	56,685
Refunding RB State Revolving Fund Series 2023 A	5.00%	08/01/35 (a)	125,000	140,213
Refunding RB State Revolving Fund Series 2023 A	5.00%	08/01/36 (a)	35,000	38,850
Iowa Higher Education Loan Authority
RB Trustees of Grinnell College Series 2017	5.00%	12/01/46 (a)	100,000	101,018
State of Iowa
Refunding RB Series 2016 A	5.00%	06/01/27 (a)	100,000	101,976
Refunding RB Series 2016 A	5.00%	06/01/28 (a)	145,000	147,764
Refunding RB Series 2019 A	5.00%	06/01/33 (a)	100,000	106,832
Refunding RB Series 2019 A	5.00%	06/01/34 (a)	145,000	154,131
				6,422,613
KANSAS 0.4%
Ellis County Unified School District No. 489 Hays
Refunding GO Bonds Series 2022 B	5.00%	09/01/42 (a)(c)	110,000	113,250
Kansas Development Finance Authority
RB Kansas Athletics, Inc. Series 2025 C-1	4.50%	09/01/54 (a)	4,000,000	3,855,421
State of Kansas Department of Transportation
RB Series 2015	5.00%	09/01/25	250,000	250,796
RB Series 2015	5.00%	09/01/28 (a)(b)	100,000	100,315
Refunding RB Series 2024 A	5.00%	09/01/32	130,000	146,517
Refunding RB Series 2024 A	5.00%	09/01/33	1,500,000	1,700,559
Refunding RB Series 2024 A	5.00%	09/01/35 (a)	200,000	225,444
Refunding RB Series 2025 A	5.00%	09/01/27	2,000,000	2,101,415
Wyandotte County Unified School District No. 500 Kansas City
GO Bonds Series 2016 A	5.50%	09/01/47 (a)(b)	270,000	278,389
GO Bonds Series 2025	5.25%	09/01/55 (a)(c)	95,000	96,861
				8,868,967
KENTUCKY 0.7%
Kentucky Bond Development Corp.
RB Series 2018	4.00%	09/01/48 (a)	185,000	159,464
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Kentucky Economic Development Finance Authority
Refunding RB Series 2017 A	4.00%	12/01/41 (a)(c)	250,000	229,329
Refunding RB Series 2017 A	5.00%	12/01/45 (a)(c)	75,000	75,032
Kentucky Municipal Power Agency
Refunding RB Series 2015 A	4.00%	09/01/39 (a)(c)	500,000	465,243
Kentucky State Property & Building Commission
RB Commonwealth of Kentucky Series 2024 A	5.00%	10/01/32	25,000	27,987
RB Commonwealth of Kentucky Series 2024 A	5.00%	10/01/36 (a)	145,000	160,477
RB Commonwealth of Kentucky Series 2024 A	5.00%	10/01/40 (a)	60,000	63,669
RB Commonwealth of Kentucky Series 2025 A	5.00%	04/01/38 (a)	75,000	81,409
RB Commonwealth of Kentucky Series 2025 A	5.00%	04/01/41 (a)	2,000,000	2,107,132
Refunding RB Commonwealth of Kentucky Series 2016 B	5.00%	11/01/25	185,000	186,219
Refunding RB Commonwealth of Kentucky Series 2016 B	5.00%	11/01/26	250,000	257,480
Refunding RB Commonwealth of Kentucky Series 2024 B	5.00%	11/01/26	75,000	77,244
Refunding RB Commonwealth of Kentucky Series 2024 B	5.00%	11/01/28	75,000	80,284
Kentucky Turnpike Authority
Refunding RB Transportation Cabinet Series 2017 B	5.00%	07/01/25	255,000	255,000
Louisville & Jefferson County Metropolitan Sewer District
RB Series 2016 A	3.00%	05/15/46 (a)	265,000	191,670
Refunding RB Series 2023 C	5.00%	05/15/51 (a)	150,000	153,095
Refunding RB Series 2024 A	5.00%	05/15/37 (a)	7,745,000	8,454,160
Louisville & Jefferson County Visitors & Convention Commission
RB Series 2016	3.13%	06/01/41 (a)	50,000	40,490
RB Series 2016	3.13%	06/01/46 (a)(c)	275,000	209,245
Scott County School District Finance Corp.
RB Board of Education Series 2022	4.00%	09/01/45 (a)(c)	40,000	36,551
University of Kentucky
RB Series 2024	4.13%	10/01/54 (a)	500,000	433,812
				13,744,992
LOUISIANA 0.5%
City of Shreveport Water & Sewer Revenue
RB Series 2019 B	4.00%	12/01/49 (a)(c)	50,000	42,308
Refunding RB Series 2015	5.00%	12/01/40 (a)(c)	700,000	684,603
East Baton Rouge Sewerage Commission
Refunding RB Series 2019 A	4.00%	02/01/40 (a)	25,000	24,174
Refunding RB Series 2019 A	4.00%	02/01/45 (a)	300,000	275,643
Lafayette Parish School Board Sale Tax Revenue
RB Series 2023	4.00%	04/01/53 (a)	75,000	65,066
Louisiana Local Government Environmental Facilities & Community Development Authority
RB Louisiana Insurance Guaranty Association Series 2022 B	5.00%	08/15/30 (a)	85,000	88,018
RB Louisiana Insurance Guaranty Association Series 2022 B	5.00%	08/15/31 (a)	170,000	175,679
RB Louisiana Insurance Guaranty Association Series 2022 B	5.00%	08/15/34 (a)	80,000	82,031
RB Louisiana Insurance Guaranty Association Series 2022 B	5.00%	08/15/35 (a)	75,000	76,646
Louisiana Public Facilities Authority
RB Loyola University New Orleans Series 2023 A	5.25%	10/01/53 (a)	175,000	166,435
Refunding RB Tulane University Series 2020 A	5.00%	04/01/45 (a)	300,000	303,975
Refunding RB Tulane University Series 2023 A	5.00%	10/15/48 (a)	100,000	100,856
Refunding RB Tulane University Series 2023 A	5.00%	10/15/52 (a)	40,000	40,115
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Louisiana Stadium & Exposition District
Refunding RB Series 2023 A	5.00%	07/01/48 (a)	1,000,000	1,003,841
Refunding RB Series 2023 A	5.25%	07/01/53 (a)	200,000	203,051
Louisiana State Citizens Property Insurance Corp.
Refunding RB Series 2016 A	5.00%	06/01/26	150,000	152,885
State of Louisiana
GO Bonds Series 2021 A	5.00%	03/01/40 (a)	5,000,000	5,254,121
GO Bonds Series 2024 E	5.00%	09/01/31	10,000	11,150
GO Bonds Series 2024 E	5.00%	09/01/32	100,000	112,294
Refunding GO Bonds Series 2016 B	5.00%	08/01/26	150,000	153,804
Refunding GO Bonds Series 2016 B	5.00%	08/01/28 (a)	150,000	153,510
Refunding GO Bonds Series 2023 A	5.00%	02/01/30	35,000	38,333
Refunding GO Bonds Series 2023 A	5.00%	02/01/34	125,000	142,093
State of Louisiana Gasoline & Fuels Tax Revenue
RB Series 2024 A	5.00%	05/01/36 (a)	80,000	88,544
RB Series 2024 A	5.00%	05/01/39 (a)	1,050,000	1,129,416
				10,568,591
MARYLAND 2.5%
City of Baltimore
RB Wastewater Utility Fund Series 2017 A	5.00%	07/01/46 (a)	100,000	99,593
RB Wastewater Utility Fund Series 2019 A	5.00%	07/01/49 (a)	150,000	151,874
RB Water Utility Fund Series 2019 A	4.00%	07/01/49 (a)	700,000	618,518
County of Montgomery
Refunding GO Bonds Series 2017 C	5.00%	10/01/26	145,000	149,311
Refunding GO Bonds Series 2017 C	5.00%	10/01/27	85,000	89,600
Refunding GO Bonds Series 2024 B	5.00%	12/01/26	25,000	25,846
County of Prince George’s
GO Bonds Series 2018 A	5.00%	07/15/27	105,000	110,071
GO Bonds Series 2018 A	5.00%	07/15/28	20,000	21,428
GO Bonds Series 2018 A	5.00%	07/15/29 (a)	470,000	501,398
GO Bonds Series 2018 A	4.00%	07/15/30 (a)	25,000	25,711
Maryland Stadium Authority
RB Baltimore City Public School Construction Financing Fund Series 2016	5.00%	05/01/46 (a)(b)	1,550,000	1,578,295
RB Baltimore City Public School Construction Financing Fund Series 2018 A	5.00%	05/01/42 (a)	205,000	208,929
RB Baltimore City Public School Construction Financing Fund Series 2020 A	5.00%	05/01/50	160,000	167,254
RB Built to Learn Revenue Series 2021	4.00%	06/01/46 (a)	510,000	455,161
RB Built to Learn Revenue Series 2021	2.75%	06/01/51 (a)	100,000	65,115
RB Built to Learn Revenue Series 2022 A	4.00%	06/01/47 (a)	100,000	89,006
RB Built to Learn Revenue Series 2024	5.00%	06/01/54 (a)	160,000	161,493
Maryland State Transportation Authority
RB Series 2020	4.00%	07/01/50 (a)	150,000	132,068
Refunding RB Series 2021 A	5.00%	07/01/46 (a)	180,000	184,007
Refunding RB Series 2021 A	5.00%	07/01/51 (a)	150,000	152,108
Refunding RB Series 2024 A	5.00%	07/01/32	125,000	140,954
Refunding RB Series 2024 A	5.00%	07/01/33	50,000	56,789
Refunding RB Series 2024 A	5.00%	07/01/35 (a)	30,000	33,811
Refunding RB Series 2024 A	5.00%	07/01/38 (a)	3,795,000	4,144,587
Refunding RB Series 2024 A	5.00%	07/01/39 (a)	115,000	124,669
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Maryland
GO Bonds Series 2016 1st	3.00%	06/01/31 (a)	35,000	34,476
GO Bonds Series 2017 A	5.00%	08/01/25	40,000	40,066
GO Bonds Series 2017 A	5.00%	08/01/27	245,000	257,279
GO Bonds Series 2017 A	5.00%	03/15/29 (a)	300,000	310,273
GO Bonds Series 2017 A	5.00%	08/01/29 (a)	45,000	46,851
GO Bonds Series 2017 A	4.00%	03/15/30 (a)	35,000	35,611
GO Bonds Series 2017 A	4.00%	08/01/30 (a)	255,000	260,282
GO Bonds Series 2017 A	3.00%	08/01/31 (a)	25,000	24,674
GO Bonds Series 2018 2	4.00%	08/01/32 (a)	25,000	25,630
GO Bonds Series 2018 A	5.00%	03/15/26	185,000	187,993
GO Bonds Series 2019 1st	5.00%	03/15/27	90,000	93,690
GO Bonds Series 2019 1ST	5.00%	03/15/31 (a)	45,000	48,280
GO Bonds Series 2019 A	5.00%	08/01/26	200,000	205,137
GO Bonds Series 2019 A	5.00%	08/01/28	25,000	26,808
GO Bonds Series 2019 A	5.00%	08/01/30 (a)	35,000	37,970
GO Bonds Series 2019 A	5.00%	08/01/31 (a)	105,000	113,273
GO Bonds Series 2019 A	2.13%	08/01/33 (a)	290,000	252,830
GO Bonds Series 2019 A	2.25%	08/01/34 (a)	100,000	86,244
GO Bonds Series 2020 A	5.00%	08/01/27	35,000	36,754
GO Bonds Series 2020 A	5.00%	08/01/28	35,000	37,531
GO Bonds Series 2020 A	5.00%	08/01/30	50,000	55,486
GO Bonds Series 2020 A	5.00%	08/01/31 (a)	260,000	286,174
GO Bonds Series 2020 A	5.00%	03/15/32 (a)	205,000	223,436
GO Bonds Series 2020 A	5.00%	08/01/35 (a)	65,000	69,898
GO Bonds Series 2021 A	5.00%	03/01/31	100,000	111,803
GO Bonds Series 2021 A	5.00%	08/01/31	80,000	89,934
GO Bonds Series 2021 A	5.00%	08/01/32 (a)	110,000	122,496
GO Bonds Series 2021 A	5.00%	03/01/35 (a)	235,000	255,735
GO Bonds Series 2021 A	5.00%	03/01/36 (a)	125,000	135,174
GO Bonds Series 2021 A	4.00%	08/01/36 (a)	75,000	75,888
GO Bonds Series 2022 A	5.00%	06/01/28	30,000	32,063
GO Bonds Series 2022 A	5.00%	06/01/29	100,000	108,891
GO Bonds Series 2022 A	5.00%	06/01/33 (a)	190,000	213,145
GO Bonds Series 2022 A	5.00%	06/01/34 (a)	260,000	289,768
GO Bonds Series 2022 A	5.00%	06/01/35 (a)	150,000	165,529
GO Bonds Series 2022 A	5.00%	06/01/36 (a)	125,000	136,917
GO Bonds Series 2022 A	5.00%	06/01/37 (a)	200,000	217,477
GO Bonds Series 2023 A	5.00%	03/15/32	200,000	225,697
GO Bonds Series 2023 A	5.00%	03/15/33	10,000,000	11,379,853
GO Bonds Series 2023 A	5.00%	03/15/34 (a)	40,000	45,110
GO Bonds Series 2023 A	5.00%	03/15/37 (a)	100,000	109,788
GO Bonds Series 2023 A	5.00%	03/15/38 (a)	5,505,000	5,988,764
GO Bonds Series 2024 A	5.00%	06/01/35 (a)	10,955,000	12,408,075
GO Bonds Series 2024 A	5.00%	06/01/36 (a)	150,000	168,335
GO Bonds Series 2024 A	5.00%	06/01/37 (a)	55,000	61,169
Refunding GO Bonds Series 2015 B	4.00%	08/01/26	500,000	507,537
Refunding GO Bonds Series 2017 B	5.00%	08/01/25	275,000	275,456
Refunding GO Bonds Series 2017 B	5.00%	08/01/26	185,000	189,752
Refunding GO Bonds Series 2020 B	5.00%	08/01/27	125,000	131,265
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2020 B	5.00%	08/01/28	165,000	176,931
Refunding GO Bonds Series 2022 C	4.00%	03/01/29	30,000	31,382
Refunding GO Bonds Series 2022 D	4.00%	08/01/29	170,000	178,500
State of Maryland Department of Transportation
RB Series 2015	4.00%	12/15/28 (a)	20,000	20,013
RB Series 2017	5.00%	09/01/29 (a)	55,000	57,496
RB Series 2017	3.00%	09/01/32 (a)	305,000	296,325
RB Series 2017 0	5.00%	09/01/26	95,000	97,632
RB Series 2017 0	3.00%	09/01/31 (a)	50,000	49,455
RB Series 2018	5.00%	10/01/26	285,000	293,474
RB Series 2018	5.00%	10/01/28 (a)	85,000	87,366
RB Series 2018 0	3.50%	10/01/33 (a)	250,000	248,211
RB Series 2019	5.00%	10/01/27	25,000	26,314
RB Series 2019	5.00%	10/01/28 (a)	25,000	26,248
RB Series 2019	2.13%	10/01/31 (a)	285,000	258,241
RB Series 2019	2.50%	10/01/33 (a)	195,000	175,478
RB Series 2019	3.00%	10/01/34 (a)	25,000	23,418
RB Series 2020	5.00%	10/01/31 (a)	20,000	22,047
RB Series 2020	5.00%	10/01/34 (a)	35,000	37,957
RB Series 2021 A	2.00%	10/01/34 (a)	100,000	82,975
RB Series 2021 A	2.13%	10/01/36 (a)	230,000	183,427
Washington Suburban Sanitary Commission
RB Series 2013 A	3.90%	06/01/27 (a)(c)(e)	3,420,000	3,420,000
				51,522,753
MASSACHUSETTS 4.6%
Commonwealth of Massachusetts
GO Bonds Series 2006 E	5.00%	11/01/25 (c)	200,000	201,432
GO Bonds Series 2006 E	5.00%	11/01/26 (c)	5,000	5,160
GO Bonds Series 2015	4.00%	05/01/45 (a)	165,000	150,827
GO Bonds Series 2015 E	3.25%	09/01/38 (a)	535,000	487,670
GO Bonds Series 2015 E	3.25%	09/01/40 (a)	380,000	333,760
GO Bonds Series 2016 E	4.00%	04/01/35 (a)	85,000	84,989
GO Bonds Series 2016 E	3.00%	04/01/41 (a)	125,000	102,634
GO Bonds Series 2016 E	4.00%	04/01/42 (a)	250,000	235,885
GO Bonds Series 2016 E	3.00%	04/01/44 (a)	135,000	104,156
GO Bonds Series 2016 E	4.00%	04/01/46 (a)	430,000	389,212
GO Bonds Series 2016 G	4.00%	09/01/35 (a)	115,000	115,080
GO Bonds Series 2016 G	3.00%	09/01/46 (a)	300,000	223,215
GO Bonds Series 2016 H	5.00%	12/01/26	175,000	180,948
GO Bonds Series 2016 J	4.00%	12/01/44 (a)	320,000	294,741
GO Bonds Series 2017 A	5.00%	04/01/47 (a)	35,000	35,127
GO Bonds Series 2017 B	5.00%	04/01/47 (a)	120,000	120,435
GO Bonds Series 2017 D	5.00%	02/01/36 (a)	65,000	66,339
GO Bonds Series 2017 D	3.50%	02/01/40 (a)	110,000	100,055
GO Bonds Series 2017 D	4.00%	02/01/46 (a)	250,000	226,406
GO Bonds Series 2017 E	3.00%	11/01/34 (a)	115,000	109,746
GO Bonds Series 2017 E	3.00%	11/01/35 (a)	150,000	140,681
GO Bonds Series 2017 F	5.00%	11/01/40 (a)	100,000	101,656
GO Bonds Series 2017 F	5.00%	11/01/42 (a)	500,000	505,643
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2017 F	5.00%	11/01/43 (a)	8,665,000	8,747,719
GO Bonds Series 2018 A	5.00%	01/01/34 (a)	20,000	20,844
GO Bonds Series 2018 A	5.00%	01/01/40 (a)	25,000	25,515
GO Bonds Series 2018 A	5.00%	01/01/41 (a)	25,000	25,422
GO Bonds Series 2018 B	5.00%	01/01/31 (a)	10,000	10,504
GO Bonds Series 2018 B	5.00%	01/01/32 (a)	160,000	167,737
GO Bonds Series 2018 D	4.00%	05/01/48 (a)	200,000	178,421
GO Bonds Series 2018 E	5.00%	09/01/38 (a)	50,000	51,664
GO Bonds Series 2019 A	5.00%	01/01/38 (a)	5,000,000	5,198,552
GO Bonds Series 2019 A	5.00%	01/01/49 (a)	15,000	15,060
GO Bonds Series 2019 C	5.00%	05/01/40 (a)	25,000	25,785
GO Bonds Series 2019 C	5.00%	05/01/41 (a)	250,000	256,375
GO Bonds Series 2019 C	5.00%	05/01/42 (a)	90,000	91,936
GO Bonds Series 2019 C	5.00%	05/01/44 (a)	150,000	152,447
GO Bonds Series 2019 C	5.00%	05/01/45 (a)	155,000	157,155
GO Bonds Series 2019 G	3.00%	09/01/35 (a)	150,000	140,833
GO Bonds Series 2020 B	2.00%	03/01/34 (a)	35,000	29,827
GO Bonds Series 2020 B	2.50%	03/01/43 (a)	100,000	70,132
GO Bonds Series 2020 C	3.00%	03/01/48 (a)	345,000	251,525
GO Bonds Series 2020 C	2.75%	03/01/50 (a)	145,000	96,252
GO Bonds Series 2020 D	5.00%	07/01/31 (a)	250,000	274,156
GO Bonds Series 2020 D	3.00%	07/01/35 (a)	200,000	188,377
GO Bonds Series 2020 D	5.00%	07/01/36 (a)	300,000	320,343
GO Bonds Series 2020 D	3.00%	07/01/39 (a)	200,000	171,602
GO Bonds Series 2020 D	5.00%	07/01/40 (a)	105,000	109,211
GO Bonds Series 2020 D	5.00%	07/01/45 (a)	100,000	101,375
GO Bonds Series 2020 E	5.00%	11/01/45 (a)	250,000	253,623
GO Bonds Series 2020 E	5.00%	11/01/50 (a)	300,000	300,834
GO Bonds Series 2021 A	3.00%	03/01/36 (a)	500,000	462,718
GO Bonds Series 2021 B	2.00%	04/01/50 (a)	285,000	156,631
GO Bonds Series 2021 C	5.00%	09/01/31	430,000	483,070
GO Bonds Series 2021 C	2.38%	09/01/47 (a)	55,000	34,239
GO Bonds Series 2021 D	5.00%	09/01/50 (a)	250,000	253,309
GO Bonds Series 2022 A	5.00%	02/01/31	1,010,000	1,126,258
GO Bonds Series 2022 A	5.00%	02/01/32	65,000	73,223
GO Bonds Series 2022 A	4.00%	02/01/34 (a)	190,000	197,265
GO Bonds Series 2022 C	5.00%	10/01/32	125,000	141,666
GO Bonds Series 2022 C	5.00%	10/01/35 (a)	200,000	220,199
GO Bonds Series 2022 C	5.00%	10/01/37 (a)	125,000	135,486
GO Bonds Series 2022 C	5.25%	10/01/47 (a)	260,000	272,465
GO Bonds Series 2022 C	5.00%	10/01/52 (a)	210,000	213,256
GO Bonds Series 2022 D	5.00%	11/01/31	90,000	101,292
GO Bonds Series 2022 E	5.00%	11/01/42 (a)	170,000	177,272
GO Bonds Series 2022 E	5.00%	11/01/52 (a)	125,000	126,958
GO Bonds Series 2023 A	5.00%	05/01/26	225,000	229,351
GO Bonds Series 2023 A	5.00%	05/01/48 (a)	1,615,000	1,656,855
GO Bonds Series 2023 A	5.00%	05/01/53 (a)	375,000	382,126
GO Bonds Series 2023 B	5.00%	10/01/33	40,000	45,648
GO Bonds Series 2023 B	5.00%	10/01/36 (a)	35,000	38,731
GO Bonds Series 2023 C	5.00%	10/01/46 (a)	100,000	103,118
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023 C	5.00%	10/01/49 (a)	300,000	307,643
GO Bonds Series 2023 D	5.00%	10/01/52 (a)	100,000	102,069
GO Bonds Series 2023 D	5.00%	10/01/53 (a)	200,000	203,965
GO Bonds Series 2024 A	5.00%	01/01/27	100,000	103,608
GO Bonds Series 2024 A	5.00%	01/01/34	250,000	284,888
GO Bonds Series 2024 A	5.00%	01/01/36 (a)	45,000	50,254
GO Bonds Series 2024 A	5.00%	01/01/38 (a)	185,000	202,855
GO Bonds Series 2024 A	5.00%	01/01/39 (a)	15,000	16,299
GO Bonds Series 2024 A	5.00%	01/01/40 (a)	200,000	214,819
GO Bonds Series 2024 A	5.00%	01/01/41 (a)	50,000	53,239
GO Bonds Series 2024 A	5.00%	01/01/49 (a)	100,000	102,618
GO Bonds Series 2024 A	5.00%	01/01/54 (a)	2,160,000	2,202,074
GO Bonds Series 2024 B	5.00%	05/01/37 (a)	30,000	33,218
GO Bonds Series 2024 B	5.00%	05/01/39 (a)	30,000	32,595
GO Bonds Series 2024 B	5.00%	05/01/46 (a)	35,000	36,155
GO Bonds Series 2024 E	5.00%	08/01/54 (a)	125,000	127,564
GO Bonds Series 2024 G	5.00%	12/01/35 (a)	10,000	11,283
GO Bonds Series 2024 H	5.00%	12/01/42 (a)	250,000	264,568
GO Bonds Series 2024 H	5.00%	12/01/45 (a)	150,000	155,835
GO Bonds Series 2024 I	5.00%	12/01/49 (a)	1,000,000	1,028,404
GO Bonds Series 2025 A	5.00%	04/01/55 (a)	6,225,000	6,354,540
Refunding GO Bonds Series 2015 A	5.00%	07/01/26	85,000	87,039
Refunding GO Bonds Series 2015 A	5.00%	07/01/35 (a)	20,000	20,000
Refunding GO Bonds Series 2016 B	5.00%	07/01/27	350,000	367,021
Refunding GO Bonds Series 2016 B	5.00%	07/01/28	150,000	160,500
Refunding GO Bonds Series 2016 B	5.00%	07/01/31 (a)	25,000	25,506
Refunding GO Bonds Series 2016 B	5.00%	07/01/33 (a)	50,000	50,922
Refunding GO Bonds Series 2016 C	5.00%	10/01/25	110,000	110,581
Refunding GO Bonds Series 2017 C	5.00%	10/01/25	300,000	301,583
Refunding GO Bonds Series 2017 C	5.00%	10/01/26	1,750,000	1,802,253
Refunding GO Bonds Series 2017 C	5.00%	10/01/27	210,000	221,223
Refunding GO Bonds Series 2017 E	5.00%	11/01/26	140,000	144,468
Refunding GO Bonds Series 2017 E	5.00%	11/01/27	145,000	153,021
Refunding GO Bonds Series 2018 B	5.00%	07/01/28	510,000	545,702
Refunding GO Bonds Series 2018 B	5.00%	07/01/29	235,000	256,086
Refunding GO Bonds Series 2020 B	5.00%	07/01/25	60,000	60,000
Refunding GO Bonds Series 2020 B	5.00%	07/01/32 (a)	100,000	109,187
Refunding GO Bonds Series 2020 D	4.00%	11/01/37 (a)	35,000	35,060
Refunding GO Bonds Series 2020 D	4.00%	11/01/41 (a)	150,000	143,559
Refunding GO Bonds Series 2021 A	5.00%	09/01/30	50,000	55,453
Refunding GO Bonds Series 2022 A	5.00%	10/01/29	75,000	82,070
Refunding GO Bonds Series 2022 A	5.00%	10/01/30	175,000	194,320
Refunding GO Bonds Series 2022 A	5.00%	10/01/31	200,000	224,889
Refunding GO Bonds Series 2024 A	5.00%	03/01/29	150,000	162,497
Refunding GO Bonds Series 2024 A	5.00%	03/01/33	50,000	56,847
Refunding GO Bonds Series 2024 A	5.00%	03/01/34	100,000	114,038
Refunding GO Bonds Series 2024 A	5.00%	03/01/36 (a)	140,000	156,381
Refunding GO Bonds Series 2024 A	5.00%	03/01/42 (a)	30,000	31,632
Refunding GO Bonds Series 2024 B	5.00%	11/01/35 (a)	90,000	101,011
Refunding GO Bonds Series 2024 B	5.00%	11/01/38 (a)	150,000	163,628
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2024 B	5.00%	11/01/40 (a)	175,000	188,383
Refunding GO Bonds Series 2024 B	5.00%	11/01/42 (a)	100,000	105,527
Refunding GO Bonds Series 2025 A	5.00%	07/01/30	360,000	398,296
Refunding RB Series 2005	5.50%	01/01/27 (c)	75,000	78,209
Refunding RB Series 2005	5.50%	01/01/28 (c)	20,000	21,367
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue
RB Series 2014 A	5.00%	06/15/27 (a)	60,000	60,089
Commonwealth of Massachusetts Transportation Fund Revenue
RB Series 2016 B	4.00%	06/01/46 (a)	450,000	412,737
RB Series 2019 A	5.00%	06/01/49 (a)	500,000	503,263
RB Series 2021 A	4.00%	06/01/50 (a)	340,000	308,578
RB Series 2022 A	5.00%	06/01/50 (a)	285,000	287,914
RB Series 2022 B	5.00%	06/01/52 (a)	300,000	304,834
RB Series 2023 A	5.00%	06/01/53 (a)	195,000	198,356
RB Series 2023 B	5.00%	06/01/48 (a)	250,000	256,209
RB Series 2024 B	5.00%	06/01/54 (a)	3,000,000	3,062,817
Refunding RB Series 2016 A	5.00%	06/01/26	75,000	76,586
Refunding RB Series 2021 A	5.00%	06/01/43 (a)	130,000	133,602
Massachusetts Bay Transportation Authority Assessment Revenue
Refunding RB Series 2016 A	4.00%	07/01/26	70,000	70,999
Refunding RB Series 2016 A	5.00%	07/01/27 (a)	125,000	127,990
Refunding RB Series 2022 A-1	5.00%	07/01/37 (a)	75,000	81,770
Refunding RB Series 2022 A-1	3.13%	07/01/41 (a)	50,000	41,232
Refunding RB Series 2022 A-2	5.00%	07/01/52 (a)	250,000	254,676
Massachusetts Bay Transportation Authority Sales Tax Revenue
RB Series 2005 A	5.00%	07/01/25	220,000	220,000
RB Series 2005 A	5.00%	07/01/31	50,000	56,185
RB Series 2015 B	5.00%	07/01/29 (a)(b)	100,000	100,000
RB Series 2023 A-1	5.25%	07/01/48 (a)	30,000	31,331
RB Series 2023 A-1	4.00%	07/01/53 (a)	1,015,000	904,103
RB Series 2023 A-1	5.25%	07/01/53 (a)	545,000	564,202
Refunding RB Series 2007 A-1	5.25%	07/01/34 (a)	95,000	110,577
Refunding RB Series 2016 A	3.34%	07/01/32 (a)(d)	170,000	132,362
Refunding RB Series 2020 B-1	5.00%	07/01/50 (a)	2,500,000	2,513,911
Refunding RB Series 2021 A-1	4.00%	07/01/36 (a)	200,000	200,853
Refunding RB Series 2021 A-1	4.00%	07/01/40 (a)	745,000	714,535
Refunding RB Series 2021 A-1	4.00%	07/01/51 (a)	1,450,000	1,286,979
Refunding RB Series 2024 A	5.00%	07/01/37 (a)	250,000	277,246
Refunding RB Series 2024 A	5.00%	07/01/38 (a)	1,825,000	2,001,870
Refunding RB Series 2024 A	5.00%	07/01/39 (a)	25,000	27,201
Refunding RB Series 2024 A	4.00%	07/01/44 (a)	250,000	232,036
Refunding RB Series 2024 A	5.00%	07/01/47 (a)	2,500,000	2,588,413
Refunding RB Series 2024 A	5.25%	07/01/52 (a)	250,000	261,987
Massachusetts Clean Water Trust
RB State Revolving Fund Series 2025 26B	5.00%	02/01/43 (a)	250,000	266,629
Massachusetts Department of Transportation
RB Series 1997 A	3.45%	01/01/28 (c)(d)	70,000	65,016
RB Series 1997 A	3.26%	01/01/29 (c)(d)	40,000	35,977
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Massachusetts Development Finance Agency
RB Emerson College Series 2016 A	5.00%	01/01/47 (a)	200,000	194,168
RB President & Fellows of Harvard College Series 2024 B	5.00%	02/15/34 (a)	9,010,000	10,134,672
RB President & Fellows of Harvard College Series 2024 B	4.00%	02/15/36	500,000	511,190
RB Trustees of Boston College Series 2021 V	5.00%	07/01/55	250,000	263,236
RB Trustees of Boston University Series 2025 B-2	4.00%	10/01/48 (a)	500,000	444,841
Refunding RB Broad Institute, Inc. Series 2017	4.00%	04/01/41 (a)	250,000	232,913
Refunding RB Northeastern University Series 2022	5.00%	10/01/39 (a)	205,000	216,500
Refunding RB Northeastern University Series 2022	5.00%	10/01/41 (a)	490,000	509,559
Refunding RB Northeastern University Series 2022	5.00%	10/01/44 (a)	335,000	342,646
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/25	100,000	100,071
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/26	275,000	281,314
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/28 (a)	260,000	264,547
Refunding RB President & Fellows of Harvard College Series 2016 A	4.00%	07/15/29 (a)	185,000	186,312
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/33 (a)	95,000	96,369
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/34 (a)	150,000	152,055
Refunding RB President & Fellows of Harvard College Series 2016 A	4.00%	07/15/36 (a)	400,000	394,551
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/36	85,000	95,640
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/40	250,000	274,929
Refunding RB Smith College Series 2025	5.00%	07/01/35	250,000	286,105
Refunding RB Suffolk University Series 2025	5.25%	07/01/55 (a)	3,000,000	2,869,151
Refunding RB Trustees of Boston College Series 2017 T	4.00%	07/01/42 (a)	85,000	80,468
Refunding RB Trustees of Boston College Series 2025 W	5.00%	07/01/40 (a)	250,000	271,844
Refunding RB Trustees of Boston College Series 2025 W	4.25%	07/01/55 (a)	1,000,000	899,817
Refunding RB Trustees of Boston College Series 2025 W	5.00%	07/01/55 (a)	200,000	204,741
Refunding RB Trustees of Boston University Series 2025 B-1	5.00%	10/01/38 (a)	250,000	277,019
Massachusetts Health & Educational Facilities Authority
RB Massachusetts Institute of Technology Series 2002 K	5.50%	07/01/32	95,000	111,616
Massachusetts School Building Authority
RB Series 2015 B	4.00%	01/15/45 (a)	200,000	185,164
RB Series 2018 A	4.00%	02/15/43 (a)	45,000	41,911
RB Series 2018 A	5.25%	02/15/48 (a)	200,000	202,913
RB Series 2018 B	5.25%	02/15/48 (a)	350,000	355,098
RB Series 2019 A	5.00%	02/15/44 (a)	500,000	507,913
RB Series 2019 A	5.00%	02/15/49 (a)(b)	140,000	141,966
Refunding RB Series 2015 C	5.00%	08/15/37 (a)	1,200,000	1,200,068
Refunding RB Series 2016 C	5.00%	11/15/33 (a)	180,000	184,128
Refunding RB Series 2016 C	5.00%	11/15/34 (a)	250,000	256,282
Refunding RB Series 2016 C	4.00%	11/15/35 (a)	50,000	49,996
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
Refunding RB Series 2018 A	5.00%	01/01/29	100,000	108,044
Refunding RB Series 2019 A	5.00%	01/01/26	130,000	131,487
Refunding RB Series 2019 A	5.00%	01/01/27	25,000	25,902
Refunding RB Series 2019 A	5.00%	01/01/30 (a)	50,000	53,857
Refunding RB Series 2019 A	5.00%	01/01/33 (a)	55,000	58,497
Massachusetts Water Resources Authority
RB Series 2016 C	5.00%	08/01/33 (a)(b)	100,000	102,514
RB Series 2016 C	5.00%	08/01/40 (a)(b)	465,000	476,692
Refunding RB Series 2007 B	5.25%	08/01/26 (c)	165,000	169,747
Refunding RB Series 2007 B	5.25%	08/01/28 (c)	150,000	162,229
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2007 B	5.25%	08/01/30 (c)	150,000	168,686
Refunding RB Series 2007 B	5.25%	08/01/33 (c)	250,000	292,216
Refunding RB Series 2016 C	5.00%	08/01/30 (a)	25,000	25,589
Refunding RB Series 2016 C	4.00%	08/01/36 (a)	65,000	64,942
Refunding RB Series 2016 C	4.00%	08/01/40 (a)	1,000,000	959,985
Refunding RB Series 2016 D	3.00%	08/01/42 (a)	50,000	39,255
Refunding RB Series 2017 C	5.00%	08/01/31 (a)	90,000	93,908
University of Massachusetts Building Authority
RB Series 2015 1	5.00%	11/01/40 (a)	50,000	50,069
RB Series 2017 1	5.25%	11/01/42 (a)	2,500,000	2,548,576
RB Series 2020 1	5.00%	11/01/50 (a)	100,000	100,605
RB Series 2022 1	4.00%	11/01/46 (a)	100,000	88,993
RB Series 2022 1	5.00%	11/01/52 (a)	65,000	65,538
Refunding RB Series 2021 1	5.00%	11/01/25	50,000	50,348
Refunding RB Series 2021 1	5.00%	11/01/28	25,000	26,877
				94,456,245
MICHIGAN 1.2%
City of Grand Rapids
GO Bonds Series 2025	5.00%	04/01/55 (a)	500,000	507,671
City of Lansing
GO Bonds Series 2023 B	4.13%	06/01/48 (a)(c)	25,000	22,636
Detroit City School District
Refunding GO Bonds Series 2005 A	5.25%	05/01/30 (c)	125,000	138,099
Great Lakes Water Authority Sewage Disposal System Revenue
Refunding RB Series 2016 C	5.00%	07/01/30 (a)	150,000	152,561
Refunding RB Series 2024 A	5.00%	07/01/27	15,000	15,694
Refunding RB Series 2024 A	5.00%	07/01/32	195,000	218,710
Refunding RB Series 2024 A	5.00%	07/01/33	40,000	45,129
Great Lakes Water Authority Water Supply System Revenue
RB Series 2016 B	5.00%	07/01/46 (a)	100,000	100,008
RB Series 2022 A	5.25%	07/01/47 (a)	5,090,000	5,302,337
Refunding RB Series 2016 D	5.00%	07/01/30 (a)	75,000	76,281
Refunding RB Series 2016 D	5.00%	07/01/36 (a)	75,000	75,758
Refunding RB Series 2024 A	5.00%	07/01/25	100,000	100,000
Refunding RB Series 2024 A	5.00%	07/01/31	250,000	277,856
L’Anse Creuse Public Schools
GO Bonds Series 2025 I	5.00%	05/01/49 (a)(c)	40,000	41,335
Lansing Board of Water & Light
RB Series 2019 A	5.00%	07/01/48 (a)	1,055,000	1,059,501
Refunding RB Series 2024 A	5.00%	07/01/49 (a)	175,000	179,282
Refunding RB Series 2024 A	5.00%	07/01/54 (a)	85,000	86,547
Michigan Finance Authority
RB County of Wayne Series 2018	4.00%	11/01/48 (a)	100,000	86,203
RB Detroit Public Lighting Authority Utility Users Tax Revenue Series 2014 B	5.00%	07/01/39 (a)	200,000	200,113
RB Great Lakes Water Authority Sewage Disposal System Revenue Series 2015 C	5.00%	07/01/35 (a)	85,000	85,126
Refunding RB Clean Water Revolving Fund Series 2016 B	5.00%	10/01/29 (a)	100,000	102,892
Michigan State Building Authority
RB Series 2021 I	4.00%	10/15/46 (a)	5,000	4,448
RB Series 2022 I	4.00%	10/15/52 (a)	250,000	215,166
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2015 I	5.00%	04/15/33 (a)	150,000	150,601
Refunding RB Series 2015 I	5.00%	04/15/34 (a)	755,000	757,759
Refunding RB Series 2015 I	5.00%	04/15/38 (a)	100,000	100,225
Refunding RB Series 2016 I	5.00%	10/15/30 (a)	50,000	51,249
Refunding RB Series 2016 I	5.00%	10/15/31 (a)	175,000	179,178
Refunding RB Series 2016 I	5.00%	10/15/32 (a)	185,000	189,134
Refunding RB Series 2016 I	5.00%	04/15/41 (a)	190,000	191,670
Refunding RB Series 2016 I	5.00%	10/15/46 (a)	70,000	70,279
Refunding RB Series 2019 I	4.00%	04/15/54 (a)	250,000	212,437
Refunding RB Series 2020 I	3.00%	10/15/45 (a)	100,000	76,294
Refunding RB Series 2025 I	5.00%	04/15/28 (f)	2,000,000	2,122,185
Michigan State University
RB Series 2019 B	4.00%	02/15/44 (a)	100,000	91,162
State of Michigan
Refunding RB Series 2016	5.00%	03/15/27	135,000	140,420
State of Michigan Trunk Line Revenue
RB Series 2020 B	5.00%	11/15/27	205,000	216,421
RB Series 2020 B	5.00%	11/15/29	135,000	147,907
RB Series 2020 B	5.00%	11/15/30	250,000	278,086
RB Series 2020 B	5.00%	11/15/31 (a)	100,000	110,636
RB Series 2020 B	5.00%	11/15/32 (a)	50,000	54,889
RB Series 2020 B	4.00%	11/15/38 (a)	100,000	97,720
RB Series 2020 B	4.00%	11/15/45 (a)	530,000	474,557
RB Series 2020 B	5.00%	11/15/45 (a)	5,820,000	5,948,212
RB Series 2021 A	5.00%	11/15/35 (a)	95,000	103,536
RB Series 2021 A	4.00%	11/15/36 (a)	90,000	90,432
RB Series 2021 A	4.00%	11/15/37 (a)	500,000	496,155
RB Series 2021 A	4.00%	11/15/38 (a)	50,000	48,860
RB Series 2021 A	4.00%	11/15/39 (a)	200,000	192,246
RB Series 2021 A	4.00%	11/15/41 (a)	140,000	131,134
RB Series 2021 A	4.00%	11/15/44 (a)	470,000	422,105
RB Series 2021 A	4.00%	11/15/46 (a)	200,000	180,800
RB Series 2023	5.00%	11/15/30	30,000	33,370
RB Series 2023	5.00%	11/15/37 (a)	75,000	82,191
RB Series 2023	5.00%	11/15/42 (a)	1,000,000	1,051,447
RB Series 2023	5.00%	11/15/46 (a)	150,000	154,765
RB Series 2023	5.25%	11/15/49 (a)	200,000	208,467
RB Series 2023	5.50%	11/15/49 (a)	125,000	132,351
Troy School District
GO Bonds Series 2023	5.00%	05/01/52 (a)(c)	130,000	131,664
University of Michigan
RB Series 2015	5.00%	04/01/46 (a)(b)	60,000	60,992
Refunding RB Series 2017 A	5.00%	04/01/26	30,000	30,498
Wayne County Airport Authority
RB Detroit Metropolitan Wayne County Airport Series 2021 A	5.00%	12/01/46 (a)	220,000	221,652
				24,527,039
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MINNESOTA 1.2%
Metropolitan Council
GO Bonds Series 2021 C	5.00%	12/01/26	145,000	149,949
GO Bonds Series 2021 C	5.00%	12/01/27	20,000	21,124
Minneapolis-St. Paul Metropolitan Airports Commission
RB Series 2024 A	5.00%	01/01/52 (a)	45,000	45,423
Refunding RB Series 2016 A	5.00%	01/01/26	105,000	106,154
Refunding RB Series 2016 A	5.00%	01/01/27	350,000	362,627
Refunding RB Series 2016 A	5.00%	01/01/28 (a)	115,000	118,731
Refunding RB Series 2022 A	5.00%	01/01/52 (a)	415,000	417,435
Minnesota Public Facilities Authority State Revolving Fund
RB Series 2023 A	5.00%	03/01/26	25,000	25,394
RB Series 2023 A	5.00%	03/01/31	80,000	89,443
RB Series 2023 A	5.00%	03/01/32	100,000	113,066
RB Series 2023 A	5.00%	03/01/33	885,000	1,008,800
RB Series 2023 A	5.00%	03/01/35 (a)	100,000	111,451
North St. Paul-Maplewood-Oakdale Independent School District No. 622
GO Bonds Series 2019 A	3.00%	02/01/46 (a)(c)	10,000	7,592
Southern Minnesota Municipal Power Agency
RB Series 1994 A	3.51%	01/01/26 (c)(d)	25,000	24,549
State of Minnesota
COP Series 2023	5.00%	11/01/38 (a)	300,000	324,307
COP Series 2023	5.00%	11/01/39 (a)	40,000	42,835
COP Series 2023	5.00%	11/01/42 (a)	150,000	157,185
GO Bonds Series 2020 A	5.00%	08/01/35 (a)	5,000,000	5,405,281
GO Bonds Series 2020 A	5.00%	08/01/38 (a)	5,000,000	5,293,089
GO Bonds Series 2021 A	5.00%	09/01/28	15,000	16,096
GO Bonds Series 2021 A	4.00%	09/01/34 (a)	85,000	87,499
GO Bonds Series 2021 A	4.00%	09/01/37 (a)	5,000,000	5,021,540
GO Bonds Series 2021 A	4.00%	09/01/39 (a)	60,000	59,649
GO Bonds Series 2024 A	5.00%	08/01/28	70,000	74,997
GO Bonds Series 2024 A	5.00%	08/01/32	200,000	226,358
GO Bonds Series 2024 A	5.00%	08/01/33	1,000,000	1,140,129
GO Bonds Series 2024 A	5.00%	08/01/36 (a)	300,000	337,486
GO Bonds Series 2024 A	5.00%	08/01/41 (a)	100,000	107,470
GO Bonds Series 2024 A	5.00%	08/01/44 (a)	100,000	105,600
Refunding GO Bonds Series 2016 D	5.00%	08/01/26	125,000	128,251
Refunding GO Bonds Series 2017 D	5.00%	10/01/28 (a)	100,000	105,183
Refunding GO Bonds Series 2023 D	5.00%	08/01/25	150,000	150,254
Refunding GO Bonds Series 2023 E	5.00%	08/01/28	125,000	133,923
Refunding GO Bonds Series 2023 E	5.00%	08/01/32	1,635,000	1,850,474
Refunding RB Series 2022 A	5.00%	03/01/27	180,000	187,116
Refunding RB Series 2022 A	5.00%	03/01/30	135,000	148,164
University of Minnesota
RB Series 2016 A	5.00%	04/01/41 (a)	25,000	25,127
				23,729,751
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MISSISSIPPI 0.0%
State of Mississippi
GO Bonds Series 2017 A	5.00%	10/01/32 (a)(b)	30,000	31,590
GO Bonds Series 2017 A	5.00%	10/01/34 (a)(b)	110,000	115,829
GO Bonds Series 2019 B	4.00%	10/01/39 (a)	150,000	145,987
Refunding GO Bonds Series 2017 A	5.00%	10/01/27	160,000	168,479
Refunding GO Bonds Series 2017 A	5.00%	10/01/28 (a)	50,000	52,496
State of Mississippi Gaming Tax Revenue
RB Series 2019 A	4.00%	10/15/38 (a)	425,000	404,505
West Rankin Utility Authority
RB Series 2018	5.00%	01/01/48 (a)(b)(c)	50,000	52,928
				971,814
MISSOURI 0.2%
City of Kansas City Sanitary Sewer System Revenue
RB Series 2018 A	4.00%	01/01/42 (a)	20,000	18,502
City of Kansas City Water Revenue
RB Series 2025 A	5.00%	12/01/49 (a)	250,000	257,293
City of Springfield Public Utility Revenue
Refunding RB Series 2015	3.38%	08/01/30 (a)	105,000	105,079
Refunding RB Series 2015	4.00%	08/01/31 (a)	15,000	15,032
Refunding RB Series 2015	4.00%	08/01/34 (a)	100,000	100,210
Refunding RB Series 2015	4.00%	08/01/35 (a)	200,000	200,420
City of St. Louis Airport Revenue
RB Series 2005	5.50%	07/01/28 (c)	45,000	48,526
RB Series 2024 A	5.25%	07/01/54 (a)(c)	115,000	118,584
County of Jackson
RB Series 2023 A	4.38%	12/01/58 (a)	100,000	90,947
Curators of the University of Missouri
RB Series 2020 B	5.00%	11/01/30	100,000	110,911
Refunding RB Series 2024	5.00%	11/01/25	50,000	50,336
Refunding RB Series 2024	5.00%	11/01/34	250,000	285,679
Health & Educational Facilities Authority of the State of Missouri
RB St. Louis University Series 2019 A	5.00%	10/01/46 (a)	55,000	55,457
Metropolitan St. Louis Sewer District
RB Series 2016 C	4.00%	05/01/41 (a)	50,000	50,401
Refunding RB Series 2017 A	5.00%	05/01/29 (a)	75,000	77,900
Missouri Development Finance Board
RB Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis Series 2022	5.25%	05/01/55 (a)	25,000	25,198
Missouri Highway & Transportation Commission
RB Series 2022 A	5.00%	05/01/27	100,000	104,439
RB Series 2022 A	5.00%	05/01/28	110,000	117,206
RB Series 2023 A	5.00%	05/01/26	425,000	433,147
Refunding RB Series 2014 A	5.00%	05/01/26	650,000	662,461
Springfield School District No. R-12
GO Bonds Series 2019	5.00%	03/01/37 (a)	135,000	140,652
St. Charles County Francis Howell R-III School District
Refunding GO Bonds Series 2022	5.00%	03/01/42 (a)	325,000	333,214
				3,401,594
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEBRASKA 0.4%
Nebraska Public Power District
Refunding RB Series 2023 A	5.00%	07/01/28 (a)	145,000	152,647
Omaha Public Power District
RB Series 2019 A	5.00%	02/01/31 (a)	200,000	214,685
RB Series 2021 A	5.00%	02/01/46 (a)	80,000	81,464
RB Series 2022 A	5.00%	02/01/47 (a)	100,000	102,312
RB Series 2022 A	5.25%	02/01/52 (a)	150,000	154,472
RB Series 2023 A	5.25%	02/01/53 (a)	4,965,000	5,124,221
RB Series 2024 A	5.50%	02/01/49 (a)	105,000	110,847
RB Series 2024 C	4.00%	02/01/49 (a)	100,000	86,878
Refunding RB Series 2017 A	4.00%	02/01/42 (a)	150,000	139,941
Refunding RB Series 2021 B	4.00%	02/01/46 (a)	50,000	45,053
Refunding RB Series 2024 B	5.00%	02/01/35 (a)	100,000	111,889
Refunding RB Series 2024 B	5.00%	02/01/36 (a)	500,000	550,226
Refunding RB Series 2024 B	5.00%	02/01/37 (a)	70,000	76,442
Refunding RB Series 2024 B	5.00%	02/01/38 (a)	70,000	75,794
Omaha Public Power District Nebraska City Station Unit 2
Refunding RB Series 2016 A	5.00%	02/01/49 (a)	25,000	25,041
University of Nebraska Facilities Corp.
RB Series 2021 A	4.00%	07/15/59 (a)	110,000	93,691
RB Series 2021 A	4.00%	07/15/62 (a)	200,000	169,043
				7,314,646
NEVADA 0.3%
City of Henderson
GO Bonds Series 2020 A-1	4.00%	06/01/45 (a)	100,000	90,742
Clark County School District
Refunding GO Bonds Series 2017 A	5.00%	06/15/26	50,000	51,027
County of Clark
GO Bonds Series 2018 A	5.00%	06/01/43 (a)	165,000	166,934
GO Bonds Series 2018 A	5.00%	05/01/48 (a)	300,000	300,573
RB Regional Transportation Commission of Southern Nevada Motor Fuel Tax Revenue Series 2022	5.00%	07/01/36 (a)	20,000	21,771
Refunding GO Bonds Series 2016 B	5.00%	11/01/26	185,000	190,756
County of Clark Department of Aviation
RB Series 2024 B	5.00%	07/01/29	150,000	162,568
Refunding RB Series 2019 D	5.00%	07/01/25	100,000	100,000
Refunding RB Series 2024 A	5.00%	07/01/29	135,000	146,312
County of Clark Passenger Facility Charge Revenue
Refunding RB Series 2019 E	5.00%	07/01/33 (a)	100,000	106,389
County of Washoe Gas Tax Revenue
Refunding RB Series 2018	5.00%	02/01/42 (a)	2,000,000	2,036,807
Las Vegas Convention & Visitors Authority
RB County of Clark & City of Las Vegas Combined Room Tax Revenue Series 2018 B	5.00%	07/01/43 (a)	1,100,000	1,104,207
RB County of Clark & City of Las Vegas Combined Room Tax Revenue Series 2018 B	4.00%	07/01/49 (a)	35,000	29,926
RB County of Clark & City of Las Vegas Combined Room Tax Revenue Series 2023 A	5.00%	07/01/49 (a)	150,000	152,931
Las Vegas Valley Water District
GO Bonds Series 2022 A	4.00%	06/01/51 (a)	250,000	218,009
Refunding GO Bonds Series 2016 A	5.00%	06/01/41 (a)	75,000	75,333
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2016 A	5.00%	06/01/46 (a)	200,000	200,141
Refunding GO Bonds Series 2024 A	5.00%	06/01/38 (a)	250,000	272,889
State of Nevada Highway Improvement Revenue
RB Series 2017	5.00%	12/01/30 (a)	225,000	232,816
RB Series 2017	5.00%	12/01/31 (a)	100,000	103,380
RB Series 2017	4.00%	12/01/33 (a)	1,310,000	1,315,587
				7,079,098
NEW JERSEY 4.3%
Garden State Preservation Trust
RB Series 2003 B	3.33%	11/01/25 (c)(d)	30,000	29,659
Gloucester County Improvement Authority
RB Rowan University Series 2024	5.00%	07/01/49 (a)(c)	100,000	101,697
Hudson County Improvement Authority
RB Series 2016	5.25%	05/01/51 (a)	50,000	50,108
RB Series 2020	4.00%	10/01/51 (a)	50,000	44,224
Middlesex County Improvement Authority
RB Rutgers The State University of New Jersey Series 2023 A	5.00%	08/15/53 (a)	500,000	512,157
New Jersey Economic Development Authority
RB Series 2015 WW	5.25%	06/15/28 (a)	100,000	100,098
RB Series 2016 AAA	5.00%	06/15/41 (a)(b)	440,000	454,979
RB Series 2016 BBB	5.50%	06/15/29 (a)(b)	125,000	130,142
RB Series 2016 BBB	4.75%	06/15/31 (a)(b)	1,175,000	1,210,831
RB Series 2016 BBB	5.50%	06/15/31 (a)(b)	75,000	78,085
RB Series 2017 B	4.13%	06/15/39 (a)(c)	30,000	28,993
RB Series 2017 DDD	5.00%	06/15/42 (a)(b)	55,000	57,544
RB Series 2018 A	5.00%	06/15/42 (a)	1,250,000	1,250,218
RB Series 2018 A	5.00%	06/15/47 (a)	250,000	247,745
RB Series 2020 A	5.00%	11/01/44 (a)	1,000,000	1,000,390
RB Series 2021 QQQ	4.00%	06/15/46 (a)	350,000	306,906
RB Series 2021 QQQ	4.00%	06/15/50 (a)	100,000	85,593
RB Series 2022 A	5.00%	11/01/52 (a)	295,000	297,092
Refunding RB Series 2005 N1	5.50%	09/01/26 (c)	1,140,000	1,174,755
Refunding RB Series 2023 RRR	5.00%	03/01/26	200,000	202,643
Refunding RB Series 2023 RRR	5.00%	03/01/28	250,000	263,997
Refunding RB Series 2024 SSS	5.00%	06/15/26	500,000	510,028
Refunding RB Series 2024 SSS	5.25%	06/15/36 (a)	25,000	27,542
Refunding RB Motor Vehicle Surcharge Revenue Series 2017 A	3.13%	07/01/31 (a)(c)	75,000	72,962
Refunding RB Transit Corp. Series 2017 B	5.00%	11/01/25 (c)	100,000	100,622
New Jersey Educational Facilities Authority
RB Series 2016 B	5.00%	09/01/36 (a)	160,000	161,829
RB Trustees of Princeton University Series 2015 D	4.00%	07/01/45 (a)	100,000	92,663
RB Trustees of Princeton University Series 2022 A	5.00%	03/01/27	1,375,000	1,428,214
RB Trustees of Princeton University Series 2024 A1	5.00%	03/01/37 (a)	165,000	182,293
RB Trustees of Princeton University Series 2024 A-2	5.00%	03/01/43 (a)	1,780,000	1,873,838
RB Trustees of Princeton University Series 2024 B	4.00%	03/01/53 (a)	200,000	174,546
RB Trustees of Princeton University Series 2024 B	5.25%	03/01/54 (a)	200,000	209,267
Refunding RB Trustees of Princeton University Series 2017 B	5.00%	07/01/28 (a)	90,000	93,806
Refunding RB Trustees of Princeton University Series 2017 B	5.00%	07/01/29 (a)	100,000	104,146
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Trustees of Princeton University Series 2024 C	5.00%	03/01/27	30,000	31,161
Refunding RB Trustees of Princeton University Series 2024 C	5.00%	03/01/44 (a)	250,000	262,218
New Jersey Transportation Trust Fund Authority
RB Series 2006 C	2.91%	12/15/26 (c)(d)	45,000	43,105
RB Series 2006 C	3.44%	12/15/28 (c)(d)	60,000	53,878
RB Series 2006 C	3.15%	12/15/29 (c)(d)	210,000	182,672
RB Series 2006 C	3.28%	12/15/30 (c)(d)	50,000	41,662
RB Series 2006 C	4.11%	12/15/32 (c)(d)	5,380,000	4,145,973
RB Series 2006 C	4.24%	12/15/33 (c)(d)	4,000,000	2,954,931
RB Series 2006 C	3.64%	12/15/34 (c)(d)	460,000	323,943
RB Series 2006 C	3.39%	12/15/35 (c)(d)	35,000	23,202
RB Series 2008 A	3.57%	12/15/28 (d)	110,000	98,776
RB Series 2008 A	4.07%	12/15/35 (d)	215,000	142,526
RB Series 2008 A	3.62%	12/15/36 (a)(d)	30,000	18,790
RB Series 2008 A	4.29%	12/15/38 (d)	185,000	102,275
RB Series 2009 A	3.48%	12/15/32 (a)(d)	265,000	202,874
RB Series 2009 A	3.77%	12/15/33 (d)	230,000	168,364
RB Series 2009 A	3.84%	12/15/34 (d)	170,000	118,612
RB Series 2009 A	3.99%	12/15/38 (a)(d)	300,000	165,852
RB Series 2009 A	4.02%	12/15/39 (d)	50,000	25,929
RB Series 2010 A	3.80%	12/15/26 (d)	150,000	143,684
RB Series 2010 A	3.46%	12/15/28 (d)	700,000	628,573
RB Series 2010 A	3.36%	12/15/29 (d)	125,000	108,258
RB Series 2010 A	3.78%	12/15/31 (a)(d)	210,000	168,026
RB Series 2010 A	3.75%	12/15/33 (d)	100,000	73,202
RB Series 2010 A	3.52%	12/15/34 (d)	85,000	59,306
RB Series 2010 A	4.47%	12/15/40 (d)	280,000	136,673
RB Series 2014 AA	4.25%	06/15/44 (a)	20,000	18,688
RB Series 2014 BB-1	5.00%	06/15/33 (a)	80,000	83,691
RB Series 2016 A-1	5.00%	06/15/27 (a)	4,100,000	4,176,789
RB Series 2016 A-1	5.00%	06/15/28 (a)	220,000	223,880
RB Series 2016 A-1	4.10%	06/15/31 (a)	100,000	100,624
RB Series 2019 AA	4.00%	06/15/36 (a)	1,500,000	1,472,030
RB Series 2019 AA	5.00%	06/15/46 (a)	1,085,000	1,085,634
RB Series 2019 BB	5.00%	06/15/33 (a)	200,000	209,294
RB Series 2019 BB	3.25%	06/15/39 (a)	235,000	201,492
RB Series 2019 BB	4.00%	06/15/44 (a)	750,000	677,588
RB Series 2019 BB	5.00%	06/15/44 (a)	350,000	350,321
RB Series 2019 BB	3.50%	06/15/46 (a)	300,000	238,617
RB Series 2019 BB	4.00%	06/15/50 (a)	1,160,000	1,010,787
RB Series 2019 BB	5.00%	06/15/50 (a)(b)	195,000	210,325
RB Series 2020 AA	4.00%	06/15/35 (a)	220,000	218,959
RB Series 2020 AA	4.00%	06/15/36 (a)	140,000	137,389
RB Series 2020 AA	5.00%	06/15/36 (a)	100,000	105,236
RB Series 2020 AA	5.00%	06/15/38 (a)	200,000	207,861
RB Series 2020 AA	4.00%	06/15/40 (a)	100,000	94,135
RB Series 2020 AA	4.00%	06/15/45 (a)	250,000	224,253
RB Series 2020 AA	4.00%	06/15/50 (a)	175,000	152,489
RB Series 2020 AA	5.00%	06/15/50 (a)(b)	45,000	50,122
RB Series 2020 AA	5.00%	06/15/50 (a)	155,000	155,741
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2022 A	4.00%	06/15/40 (a)	50,000	47,068
RB Series 2022 A	4.00%	06/15/41 (a)	100,000	92,841
RB Series 2022 BB	5.00%	06/15/36 (a)	45,000	47,869
RB Series 2022 BB	4.00%	06/15/39 (a)	500,000	474,283
RB Series 2022 BB	4.00%	06/15/50 (a)	250,000	217,842
RB Series 2022 CC	5.00%	06/15/35 (a)	50,000	54,106
RB Series 2022 CC	5.00%	06/15/40 (a)	180,000	187,093
RB Series 2022 CC	5.25%	06/15/41 (a)	100,000	105,092
RB Series 2022 CC	5.00%	06/15/44 (a)	150,000	152,705
RB Series 2022 CC	5.25%	06/15/46 (a)(b)	105,000	121,274
RB Series 2022 CC	5.25%	06/15/46 (a)	210,000	216,515
RB Series 2022 CC	5.00%	06/15/48 (a)(b)	60,000	68,301
RB Series 2023 BB	5.00%	06/15/35 (a)	120,000	130,981
RB Series 2023 BB	5.00%	06/15/43 (a)	1,500,000	1,535,216
RB Series 2023 BB	5.00%	06/15/46 (a)	480,000	486,544
RB Series 2023 BB	5.25%	06/15/50 (a)	200,000	205,930
RB Series 2024 CC	5.00%	06/15/31	50,000	55,053
RB Series 2024 CC	5.00%	06/15/32	250,000	276,656
RB Series 2024 CC	5.00%	06/15/35 (a)	500,000	550,289
RB Series 2024 CC	5.00%	06/15/37 (a)	65,000	70,032
RB Series 2024 CC	5.00%	06/15/45 (a)	250,000	254,551
RB Series 2024 CC	4.13%	06/15/50 (a)	1,130,000	1,004,863
RB Series 2024 CC	4.13%	06/15/55 (a)	100,000	86,908
RB Series 2024 CC	5.25%	06/15/55 (a)	335,000	342,757
Refunding RB Series 2018 A	5.00%	12/15/27	275,000	289,035
Refunding RB Series 2018 A	5.00%	06/15/30 (a)	75,000	76,190
Refunding RB Series 2018 A	5.00%	12/15/30 (a)	150,000	159,076
Refunding RB Series 2018 A	5.00%	06/15/31 (a)	290,000	294,380
Refunding RB Series 2018 A	5.00%	12/15/33 (a)	1,105,000	1,152,857
Refunding RB Series 2018 A	5.00%	12/15/34 (a)	210,000	217,715
Refunding RB Series 2019 A	4.00%	12/15/39 (a)	65,000	61,427
Refunding RB Series 2021 A	5.00%	06/15/28	125,000	132,525
Refunding RB Series 2021 A	5.00%	06/15/29	10,000	10,764
Refunding RB Series 2021 A	5.00%	06/15/31	100,000	110,094
Refunding RB Series 2021 A	5.00%	06/15/32 (a)	200,000	218,540
Refunding RB Series 2021 A	5.00%	06/15/33 (a)	100,000	108,399
Refunding RB Series 2021 A	4.00%	06/15/34 (a)	30,000	30,190
Refunding RB Series 2021 A	4.00%	06/15/35 (a)	215,000	213,982
Refunding RB Series 2022 AA	5.00%	06/15/37 (a)	200,000	211,934
Refunding RB Series 2023 A	4.25%	06/15/40 (a)	400,000	387,307
Refunding RB Series 2023 AA	5.00%	06/15/30	30,000	32,702
Refunding RB Series 2023 AA	5.00%	06/15/34 (a)	35,000	38,415
Refunding RB Series 2023 AA	5.00%	06/15/35 (a)	500,000	543,426
Refunding RB Series 2023 AA	5.00%	06/15/37 (a)	25,000	26,674
Refunding RB Series 2023 AA	5.00%	06/15/39 (a)	20,000	21,003
Refunding RB Series 2024 A	5.00%	06/15/32	1,860,000	2,058,242
Refunding RB Series 2024 A	5.00%	06/15/33	515,000	570,929
Refunding RB Series 2024 A	5.00%	06/15/34	4,000,000	4,435,197
Refunding RB Series 2024 A	5.00%	06/15/35 (a)	295,000	324,665
Refunding RB Series 2024 A	5.00%	06/15/36 (a)	855,000	927,071
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024 A	5.00%	06/15/38 (a)	500,000	533,101
Refunding RB Series 2024 A	5.25%	06/15/39 (a)	115,000	124,339
Refunding RB Series 2024 AA	5.00%	06/15/39 (a)	1,220,000	1,290,598
Refunding RB Series 2024 AA	4.00%	06/15/40 (a)	250,000	235,337
Refunding RB Series 2024 AA	5.25%	06/15/41 (a)	1,000,000	1,061,983
Refunding RB Series 2024 AA	4.00%	06/15/42 (a)	500,000	458,778
Refunding RB Series 2024 AA	5.00%	06/15/42 (a)	200,000	206,209
New Jersey Turnpike Authority
RB Series 2005 D-3	5.25%	01/01/26 (c)	270,000	273,072
RB Series 2005 D-4	5.25%	01/01/26 (c)	1,330,000	1,345,133
RB Series 2019 A	4.00%	01/01/48 (a)	2,155,000	1,920,976
RB Series 2019 A	5.00%	01/01/48 (a)	3,000,000	3,022,061
RB Series 2020 D	5.00%	01/01/28	115,000	118,377
RB Series 2021 A	4.00%	01/01/42 (a)	305,000	283,551
RB Series 2021 A	4.00%	01/01/51 (a)	100,000	88,295
RB Series 2022 B	5.00%	01/01/46 (a)	120,000	123,244
RB Series 2022 B	4.50%	01/01/48 (a)	5,000,000	4,845,591
RB Series 2022 B	5.25%	01/01/52 (a)	150,000	155,012
RB Series 2024 B	5.25%	01/01/49 (a)	1,125,000	1,170,934
RB Series 2025 A	4.75%	01/01/50 (a)	3,000,000	2,974,837
RB Series 2025 B	5.00%	01/01/26	3,000,000	3,032,380
Refunding RB Series 2005 A	5.25%	01/01/27 (c)	115,000	119,276
Refunding RB Series 2005 A	5.25%	01/01/28 (c)	80,000	85,066
Refunding RB Series 2017 B	5.00%	01/01/28	100,000	105,508
Refunding RB Series 2017 B	4.00%	01/01/37 (a)	95,000	94,945
Refunding RB Series 2017 E	5.00%	01/01/29 (a)	95,000	99,973
Refunding RB Series 2017 G	5.00%	01/01/36 (a)	90,000	93,093
Refunding RB Series 2017 G	3.25%	01/01/38 (a)	200,000	177,282
Refunding RB Series 2017 G	4.00%	01/01/43 (a)	150,000	138,308
Refunding RB Series 2022 C	5.00%	01/01/30	100,000	109,124
Refunding RB Series 2024 C	5.00%	01/01/44 (a)	400,000	416,126
Refunding RB Series 2024 C	5.00%	01/01/45 (a)	300,000	311,479
South Jersey Transportation Authority
RB Series 2022 A	4.63%	11/01/47 (a)	85,000	81,345
RB Series 2022 A	5.25%	11/01/52 (a)	200,000	204,593
RB Series 2022 A	5.25%	11/01/52 (a)(c)	500,000	517,402
State of New Jersey
GO Bonds Series 2020 A	5.00%	06/01/26	325,000	331,845
GO Bonds Series 2020 A	5.00%	06/01/27	325,000	339,865
GO Bonds Series 2020 A	5.00%	06/01/28	1,500,000	1,598,785
GO Bonds Series 2020 A	5.00%	06/01/29	1,805,000	1,956,366
GO Bonds Series 2020 A	4.00%	06/01/30	1,785,000	1,882,298
GO Bonds Series 2020 A	4.00%	06/01/31	755,000	798,842
GO Bonds Series 2020 A	4.00%	06/01/32	1,225,000	1,297,120
				87,949,979
NEW MEXICO 0.1%
New Mexico Finance Authority
RB Department of Transportation Series 2021 A	5.00%	06/15/28	405,000	432,360
RB Department of Transportation Series 2021 A	5.00%	06/15/29	65,000	70,649
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Department of Transportation Series 2018 A	5.00%	06/15/27	100,000	104,535
Refunding RB Department of Transportation Series 2018 A	5.00%	06/15/28	25,000	26,689
Refunding RB Department of Transportation Series 2018 A	5.00%	06/15/29 (a)	165,000	175,084
State of New Mexico
GO Bonds Series 2023	5.00%	03/01/32	30,000	33,803
State of New Mexico Severance Tax Permanent Fund
RB Series 2021 A	5.00%	07/01/26	135,000	138,184
RB Series 2021 A	5.00%	07/01/28	130,000	138,829
RB Series 2021 A	5.00%	07/01/29	150,000	163,043
RB Series 2021 A	5.00%	07/01/30	100,000	110,195
RB Series 2021 A	5.00%	07/01/31	120,000	133,720
RB Series 2022 A	5.00%	07/01/30	650,000	716,268
RB Series 2022 A	5.00%	07/01/32	35,000	39,326
RB Series 2022 B	5.00%	07/01/26	200,000	204,717
RB Series 2022 B	5.00%	07/01/28	35,000	37,377
				2,524,779
NEW YORK 25.9%
Battery Park City Authority
RB Series 2019 A	4.00%	11/01/44 (a)	100,000	91,818
RB Series 2019 A	5.00%	11/01/49 (a)	15,000	15,325
RB Series 2023 A	5.00%	11/01/48 (a)	325,000	335,055
RB Series 2023 A	5.00%	11/01/53 (a)	4,055,000	4,162,998
Refunding RB Series 2023 B	5.00%	11/01/25	25,000	25,197
Refunding RB Series 2023 B	5.00%	11/01/27	30,000	31,821
Refunding RB Series 2023 B	5.00%	11/01/29	230,000	254,213
City of New York
GO Bonds Series 2008 L-5	5.00%	04/01/33 (a)	140,000	153,084
GO Bonds Series 2008 L-5	5.00%	04/01/34 (a)	30,000	32,541
GO Bonds Series 2012 1	5.00%	04/01/30	140,000	153,580
GO Bonds Series 2012 1	5.00%	04/01/31	75,000	83,148
GO Bonds Series 2012 1	5.00%	04/01/35 (a)	15,000	16,153
GO Bonds Series 2012 G6	4.00%	04/01/42 (a)(c)(e)	1,625,000	1,625,000
GO Bonds Series 2013 D4	3.95%	08/01/40 (a)(c)(e)	1,935,000	1,935,000
GO Bonds Series 2015 F-1	3.50%	06/01/33 (a)	20,000	19,695
GO Bonds Series 2015 F5	3.90%	06/01/44 (a)(c)(e)	405,000	405,000
GO Bonds Series 2016 A-1	5.00%	08/01/33 (a)	150,000	152,736
GO Bonds Series 2016 A-1	4.00%	08/01/34 (a)	105,000	105,047
GO Bonds Series 2016 A-1	4.00%	08/01/35 (a)	175,000	173,651
GO Bonds Series 2016 A-1	5.00%	08/01/38 (a)	25,000	25,301
GO Bonds Series 2016 A-4	4.00%	08/01/44 (a)(c)(e)	1,390,000	1,390,000
GO Bonds Series 2016 B-1	5.00%	12/01/29 (a)	40,000	41,135
GO Bonds Series 2016 B-1	5.00%	12/01/38 (a)	25,000	25,378
GO Bonds Series 2016 B-1	5.00%	12/01/41 (a)	150,000	151,672
GO Bonds Series 2016 B-1	4.00%	12/01/43 (a)	100,000	89,529
GO Bonds Series 2017 1	5.00%	08/01/28 (a)	105,000	109,780
GO Bonds Series 2017 B-1	5.25%	10/01/33 (a)	150,000	156,515
GO Bonds Series 2017 B-1	3.00%	10/01/34 (a)	100,000	93,517
GO Bonds Series 2017 B-1	5.00%	10/01/37 (a)	220,000	225,769
GO Bonds Series 2017 B-1	5.00%	10/01/38 (a)	75,000	76,723
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2018 D1	5.00%	12/01/37 (a)	10,000	10,305
GO Bonds Series 2018 D-1	5.00%	12/01/33 (a)	100,000	105,021
GO Bonds Series 2018 D-1	5.00%	12/01/39 (a)	150,000	153,392
GO Bonds Series 2018 E-1	5.25%	03/01/35 (a)	500,000	520,254
GO Bonds Series 2018 E-1	5.00%	03/01/40 (a)	50,000	50,814
GO Bonds Series 2018 E-1	3.63%	03/01/45 (a)	70,000	58,074
GO Bonds Series 2018 E5	3.95%	03/01/48 (a)(c)(e)	825,000	825,000
GO Bonds Series 2018 F-1	5.00%	04/01/34 (a)	25,000	25,976
GO Bonds Series 2018 F-1	5.00%	04/01/35 (a)	200,000	206,988
GO Bonds Series 2018 F-1	5.00%	04/01/36 (a)	25,000	25,770
GO Bonds Series 2018 F-1	5.00%	04/01/37 (a)	175,000	179,769
GO Bonds Series 2018 F-1	5.00%	04/01/39 (a)	25,000	25,509
GO Bonds Series 2018 F-1	5.00%	04/01/40 (a)	165,000	167,764
GO Bonds Series 2018 F-1	5.00%	04/01/43 (a)	125,000	126,072
GO Bonds Series 2018 F-1	3.50%	04/01/46 (a)	55,000	44,503
GO Bonds Series 2019 A-1	5.00%	08/01/35 (a)	100,000	105,371
GO Bonds Series 2019 A-1	4.00%	08/01/37 (a)	150,000	148,075
GO Bonds Series 2019 A-1	4.00%	08/01/38 (a)	75,000	73,042
GO Bonds Series 2019 A-1	4.00%	08/01/40 (a)	150,000	141,693
GO Bonds Series 2019 A-1	3.00%	08/01/45 (a)	50,000	36,869
GO Bonds Series 2019 B-1	5.00%	10/01/33 (a)	55,000	58,518
GO Bonds Series 2019 B-1	5.00%	10/01/34 (a)	225,000	238,424
GO Bonds Series 2019 B-1	4.00%	10/01/37 (a)	50,000	49,233
GO Bonds Series 2019 B-1	5.00%	10/01/43 (a)	105,000	106,876
GO Bonds Series 2019 B-1	3.00%	10/01/44 (a)	80,000	59,847
GO Bonds Series 2020 C	5.00%	08/01/27	190,000	199,285
GO Bonds Series 2020 C	5.00%	08/01/31 (a)	165,000	180,711
GO Bonds Series 2020 C	5.00%	08/01/33 (a)	275,000	297,483
GO Bonds Series 2020 C	5.00%	08/01/34 (a)	105,000	112,907
GO Bonds Series 2020 C	4.00%	08/01/37 (a)	300,000	298,691
GO Bonds Series 2020 C	4.00%	08/01/40 (a)	175,000	166,208
GO Bonds Series 2020 C	4.00%	08/01/41 (a)	10,000	9,340
GO Bonds Series 2020 C	5.00%	08/01/42 (a)	75,000	76,779
GO Bonds Series 2020 D-1	4.00%	03/01/36 (a)	30,000	30,103
GO Bonds Series 2020 D-1	5.00%	03/01/37 (a)	50,000	52,515
GO Bonds Series 2020 D-1	5.00%	03/01/40 (a)	30,000	30,987
GO Bonds Series 2020 D-1	3.00%	03/01/45 (a)	75,000	55,666
GO Bonds Series 2020 D-1	4.00%	03/01/50 (a)	515,000	446,437
GO Bonds Series 2021 1	5.00%	08/01/28	100,000	106,954
GO Bonds Series 2021 1	5.00%	08/01/31	60,000	66,775
GO Bonds Series 2021 A-1	4.00%	08/01/34 (a)	30,000	30,559
GO Bonds Series 2021 A-1	4.00%	08/01/38 (a)	15,000	14,786
GO Bonds Series 2021 A-1	4.00%	08/01/41 (a)	50,000	46,701
GO Bonds Series 2021 A-1	5.00%	08/01/47 (a)	620,000	629,147
GO Bonds Series 2021 A-1	4.00%	08/01/50 (a)	200,000	173,209
GO Bonds Series 2021 F1	4.00%	03/01/38 (a)	685,000	679,388
GO Bonds Series 2021 F-1	5.00%	03/01/27	15,000	15,576
GO Bonds Series 2021 F-1	3.00%	03/01/35 (a)	100,000	92,917
GO Bonds Series 2021 F-1	5.00%	03/01/36 (a)	135,000	144,408
GO Bonds Series 2021 F-1	3.00%	03/01/41 (a)	150,000	120,108
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2021 F-1	5.00%	03/01/42 (a)	35,000	36,072
GO Bonds Series 2021 F-1	4.00%	03/01/47 (a)	175,000	154,125
GO Bonds Series 2021 F-1	3.00%	03/01/51 (a)	200,000	139,157
GO Bonds Series 2022 A-1	5.00%	09/01/25	265,000	265,879
GO Bonds Series 2022 A-1	5.00%	09/01/26	315,000	323,432
GO Bonds Series 2022 A-1	5.00%	09/01/27	2,000,000	2,101,415
GO Bonds Series 2022 A-1	5.00%	09/01/28	20,000	21,423
GO Bonds Series 2022 A-1	5.00%	09/01/38 (a)	125,000	132,705
GO Bonds Series 2022 A-1	5.00%	09/01/39 (a)	20,000	21,104
GO Bonds Series 2022 A-1	5.00%	09/01/42 (a)	150,000	155,823
GO Bonds Series 2022 A-1	4.00%	09/01/46 (a)	35,000	31,137
GO Bonds Series 2022 A-4	3.95%	09/01/49 (a)(c)(e)	1,050,000	1,050,000
GO Bonds Series 2022 B-1	5.00%	10/01/28	20,000	21,456
GO Bonds Series 2022 B-1	5.00%	10/01/30	75,000	82,855
GO Bonds Series 2022 B-1	5.00%	10/01/32	50,000	56,111
GO Bonds Series 2022 B-1	5.00%	10/01/35 (a)	250,000	272,733
GO Bonds Series 2022 B-1	5.00%	10/01/36 (a)	100,000	108,126
GO Bonds Series 2022 B-1	5.25%	10/01/40 (a)	45,000	48,084
GO Bonds Series 2022 B-1	5.25%	10/01/42 (a)	50,000	52,698
GO Bonds Series 2022 B-1	5.25%	10/01/43 (a)	170,000	178,216
GO Bonds Series 2022 B-1	5.25%	10/01/47 (a)	10,000	10,329
GO Bonds Series 2022 D-1	5.00%	05/01/32	135,000	151,025
GO Bonds Series 2023 A	5.00%	08/01/36 (a)	125,000	136,535
GO Bonds Series 2023 A	5.00%	08/01/37 (a)	775,000	839,421
GO Bonds Series 2023 A	5.00%	08/01/41 (a)	130,000	136,424
GO Bonds Series 2023 A	5.00%	08/01/42 (a)	40,000	41,665
GO Bonds Series 2023 A	5.00%	08/01/48 (a)	250,000	253,454
GO Bonds Series 2023 A	5.00%	08/01/51 (a)	100,000	101,001
GO Bonds Series 2023 A	4.13%	08/01/53 (a)	250,000	218,366
GO Bonds Series 2023 E1	5.00%	04/01/41 (a)	55,000	57,621
GO Bonds Series 2023 E-1	5.00%	04/01/35 (a)	120,000	132,197
GO Bonds Series 2023 E-1	5.25%	04/01/44 (a)	200,000	209,443
GO Bonds Series 2023 E-1	5.25%	04/01/47 (a)	175,000	180,978
GO Bonds Series 2024 C	5.00%	03/01/32	115,000	128,470
GO Bonds Series 2024 C	5.00%	03/01/37 (a)	10,000	10,954
GO Bonds Series 2024 C	4.00%	03/01/41 (a)	25,000	23,373
GO Bonds Series 2024 C	5.00%	03/01/42 (a)	35,000	36,594
GO Bonds Series 2024 C	5.25%	03/01/49 (a)	200,000	207,541
GO Bonds Series 2024 C-1	5.00%	09/01/31	2,000,000	2,227,662
GO Bonds Series 2024 C-1	5.00%	09/01/40 (a)	200,000	213,555
GO Bonds Series 2024 C-1	5.00%	09/01/41 (a)	250,000	264,290
GO Bonds Series 2024 C-1	5.00%	09/01/42 (a)	665,000	696,714
GO Bonds Series 2024 C-1	5.00%	09/01/44 (a)	35,000	36,168
GO Bonds Series 2024 C-1	5.25%	09/01/46 (a)	250,000	261,615
GO Bonds Series 2024 C-1	5.00%	09/01/47 (a)	120,000	122,492
GO Bonds Series 2024 C-1	5.00%	09/01/48 (a)	250,000	254,748
GO Bonds Series 2024 C-1	5.25%	09/01/50 (a)	425,000	441,299
GO Bonds Series 2024 D	5.00%	04/01/33 (a)	275,000	309,402
GO Bonds Series 2024 D	5.00%	04/01/38 (a)	250,000	271,065
GO Bonds Series 2024 D	5.00%	04/01/39 (a)	500,000	537,487
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2024 D	5.00%	04/01/40 (a)	35,000	37,282
GO Bonds Series 2024 D	4.00%	04/01/41 (a)	100,000	93,473
GO Bonds Series 2024 D	5.00%	04/01/43 (a)	125,000	129,643
GO Bonds Series 2024 D	5.50%	04/01/49 (a)	2,500,000	2,654,094
GO Bonds Series 2024 D	5.25%	04/01/54 (a)	30,000	31,020
GO Bonds Series 2025 G-1	5.00%	02/01/34 (a)	10,000,000	11,279,276
GO Bonds Series 2025 G-1	5.00%	02/01/35	1,000,000	1,128,204
GO Bonds Series 2025 G-1	5.25%	02/01/53 (a)	500,000	519,575
Refunding GO Bonds Series 2015 A	5.00%	08/01/26 (a)	135,000	135,211
Refunding GO Bonds Series 2016 C	5.00%	08/01/26 (a)	45,000	45,500
Refunding GO Bonds Series 2016 C	5.00%	08/01/31 (a)	150,000	151,678
Refunding GO Bonds Series 2016 C	3.00%	08/01/34 (a)	210,000	196,492
Refunding GO Bonds Series 2016 E	5.00%	08/01/28 (a)	150,000	153,396
Refunding GO Bonds Series 2017 A	5.00%	08/01/27	95,000	99,643
Refunding GO Bonds Series 2017 C	5.00%	08/01/27 (a)	20,000	20,697
Refunding GO Bonds Series 2017 C	5.00%	08/01/27	115,000	120,620
Refunding GO Bonds Series 2017 C	5.00%	08/01/28 (a)	75,000	77,612
Refunding GO Bonds Series 2017 C	5.00%	08/01/29 (a)	170,000	178,784
Refunding GO Bonds Series 2018 A	5.00%	08/01/25	250,000	250,406
Refunding GO Bonds Series 2018 A	5.00%	08/01/26	160,000	164,023
Refunding GO Bonds Series 2019 E	5.00%	08/01/25	325,000	325,528
Refunding GO Bonds Series 2019 E	5.00%	08/01/27	110,000	115,376
Refunding GO Bonds Series 2019 E	5.00%	08/01/29 (a)	70,000	74,972
Refunding GO Bonds Series 2019 E	5.00%	08/01/31 (a)	75,000	79,776
Refunding GO Bonds Series 2020 A-1	5.00%	08/01/28	160,000	171,127
Refunding GO Bonds Series 2020 A-1	5.00%	08/01/29	465,000	505,924
Refunding GO Bonds Series 2020 A-1	5.00%	08/01/30	165,000	181,867
Refunding GO Bonds Series 2020 A-1	5.00%	08/01/31 (a)	100,000	109,522
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/25	285,000	285,463
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/28	130,000	139,041
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/30	265,000	292,090
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/32 (a)	150,000	163,334
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/33 (a)	185,000	200,125
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/34 (a)	75,000	80,648
Refunding GO Bonds Series 2022 B-1	5.00%	08/01/29	7,360,000	8,007,743
Refunding GO Bonds Series 2022 B-1	5.00%	08/01/30	1,000,000	1,102,227
Refunding GO Bonds Series 2022 B-1	5.00%	08/01/31	200,000	222,584
Refunding GO Bonds Series 2023 C	5.00%	08/01/25	125,000	125,203
Refunding GO Bonds Series 2023 C	5.00%	08/01/26	35,000	35,880
Refunding GO Bonds Series 2023 C	5.00%	08/01/27	160,000	167,819
Refunding GO Bonds Series 2023 D	5.00%	08/01/25	35,000	35,057
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/27	110,000	115,376
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/28	75,000	80,216
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/30	100,000	110,223
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/33	75,000	84,535
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/35 (a)	135,000	148,809
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/36 (a)	50,000	54,614
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/37 (a)	785,000	850,253
Refunding GO Bonds Series 2024 A	5.00%	08/01/27	55,000	57,688
Refunding GO Bonds Series 2024 A	5.00%	08/01/32	365,000	409,135
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2024 A	5.00%	08/01/33	115,000	129,621
Refunding GO Bonds Series 2024 A	5.00%	08/01/34	5,275,000	5,958,321
Refunding GO Bonds Series 2024 A	5.00%	08/01/35 (a)	150,000	167,081
Refunding GO Bonds Series 2024 A	5.00%	08/01/36 (a)	530,000	584,454
Refunding GO Bonds Series 2025 F	5.00%	08/01/33	1,000,000	1,127,140
County of Nassau
GO Bonds Series 2023 A	4.00%	04/01/53 (a)	100,000	87,101
Refunding GO Bonds Series 2017 C	5.00%	10/01/26	95,000	97,932
Refunding GO Bonds Series 2017 C	5.00%	10/01/27	50,000	52,740
Dutchess County Local Development Corp.
Refunding RB Vassar College Series 2017	4.00%	07/01/46 (a)	120,000	107,144
Empire State Development Corp.
RB State of New York Personal Income Tax Revenue Series 2016 A	5.00%	03/15/27 (a)(b)	55,000	55,889
RB State of New York Personal Income Tax Revenue Series 2019 A	5.00%	03/15/36 (a)	125,000	129,618
RB State of New York Personal Income Tax Revenue Series 2019 A	5.00%	03/15/38 (a)	25,000	25,690
RB State of New York Personal Income Tax Revenue Series 2019 A	5.00%	03/15/40 (a)	60,000	61,211
RB State of New York Personal Income Tax Revenue Series 2019 A	5.00%	03/15/42 (a)	50,000	50,670
RB State of New York Personal Income Tax Revenue Series 2019 A	4.00%	03/15/46 (a)	250,000	223,214
RB State of New York Personal Income Tax Revenue Series 2020 A	5.00%	03/15/30	25,000	27,419
RB State of New York Personal Income Tax Revenue Series 2020 A	4.00%	03/15/39 (a)	245,000	237,575
RB State of New York Personal Income Tax Revenue Series 2020 A	4.00%	03/15/45 (a)	350,000	313,419
RB State of New York Personal Income Tax Revenue Series 2020 A	4.00%	03/15/49 (a)	555,000	484,706
RB State of New York Personal Income Tax Revenue Series 2020 A	3.00%	03/15/50 (a)	105,000	74,847
RB State of New York Sales Tax Revenue Series 2023 A	5.00%	03/15/37 (a)	200,000	219,564
RB State of New York Sales Tax Revenue Series 2023 A	5.00%	03/15/41 (a)	110,000	116,276
RB State of New York Sales Tax Revenue Series 2023 A	5.00%	03/15/42 (a)	75,000	78,594
RB State of New York Sales Tax Revenue Series 2023 A	5.00%	03/15/50 (a)	30,000	30,479
Refunding RB Series 2016 A	5.00%	03/15/26 (b)	120,000	121,981
Refunding RB Series 2022 A	5.00%	09/15/27 (b)	90,000	95,000
Refunding RB Personal Income Tax Revenue Series 2020 C	5.00%	03/15/29	1,035,000	1,120,860
Refunding RB Personal Income Tax Revenue Series 2020 C	5.00%	03/15/36 (a)	6,000,000	6,364,818
Refunding RB Personal Income Tax Revenue Series 2020 C	4.00%	03/15/39 (a)	250,000	242,423
Refunding RB Personal Income Tax Revenue Series 2020 C	5.00%	03/15/47 (a)	5,000,000	5,058,052
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	09/15/28 (b)	4,000,000	4,314,894
Refunding RB Personal Income Tax Revenue Series 2022 A	5.25%	03/15/39 (a)	55,000	59,807
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/48 (a)	250,000	255,837
Refunding RB Personal Income Tax Revenue Series 2023 A	4.00%	03/15/50 (a)	2,500,000	2,190,829
Refunding RB State of New York Personal Income Tax Revenue Series 2017 A	5.00%	03/15/26 (b)(c)	110,000	111,816
Refunding RB State of New York Personal Income Tax Revenue Series 2017 A	5.00%	03/15/27 (b)	155,000	161,505
Refunding RB State of New York Personal Income Tax Revenue Series 2017 A	5.00%	03/15/34 (a)	200,000	205,685
Refunding RB State of New York Personal Income Tax Revenue Series 2017 C-2	5.00%	03/15/31 (a)	55,000	57,430
Refunding RB State of New York Personal Income Tax Revenue Series 2017 C-2	5.00%	03/15/32 (a)	350,000	364,709
Refunding RB State of New York Personal Income Tax Revenue Series 2017 C-3	5.00%	03/15/39 (a)	200,000	204,261
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/26	110,000	111,779
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/32 (a)	520,000	566,725
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/33 (a)	90,000	97,366
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	4.00%	03/15/41 (a)	30,000	28,164
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/43 (a)	215,000	219,371
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/44 (a)	95,000	96,629
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	4.00%	03/15/45 (a)	150,000	134,118
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	3.00%	03/15/48 (a)	150,000	108,298
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	4.00%	03/15/49 (a)	150,000	131,002
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	5.00%	03/15/30	30,000	32,903
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/35 (a)	245,000	247,192
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/36 (a)	400,000	401,180
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/43 (a)	80,000	73,034
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/45 (a)	45,000	40,297
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/46 (a)	250,000	221,831
Refunding RB State of New York Personal Income Tax Revenue Series 2022 A	5.25%	03/15/37 (a)	90,000	99,580
Refunding RB State of New York Personal Income Tax Revenue Series 2023 A	5.00%	03/15/63 (a)	100,000	100,661
Refunding RB State of New York Personal Income Tax Revenue Series 2023 B	5.00%	03/15/32	200,000	224,142
Refunding RB State of New York Sales Tax Revenue Series 2019 A	5.00%	03/15/35 (a)	100,000	105,735
Refunding RB State of New York Sales Tax Revenue Series 2019 A	5.00%	03/15/36 (a)	190,000	199,802
Refunding RB State of New York Sales Tax Revenue Series 2019 A	5.00%	03/15/41 (a)	40,000	41,037
Refunding RB State of New York Sales Tax Revenue Series 2019 A	4.00%	03/15/42 (a)	200,000	184,878
Refunding RB State of New York Sales Tax Revenue Series 2019 A	4.00%	03/15/43 (a)	100,000	91,160
Refunding RB State of New York Sales Tax Revenue Series 2021 A	5.00%	03/15/36 (a)	365,000	395,565
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/37 (a)	250,000	247,885
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/39 (a)	570,000	555,199
Refunding RB State of New York Sales Tax Revenue Series 2021 A	3.00%	03/15/40 (a)	100,000	82,817
Refunding RB State of New York Sales Tax Revenue Series 2021 A	3.00%	03/15/41 (a)	80,000	64,426
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/43 (a)	375,000	343,848
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/44 (a)	60,000	54,596
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/46 (a)	150,000	134,434
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/47 (a)	150,000	133,876
Refunding RB State of New York Sales Tax Revenue Series 2021 A	3.00%	03/15/50 (a)	120,000	84,797
Hudson Yards Infrastructure Corp.
Refunding RB Series 2017 A	5.00%	02/15/26	35,000	35,482
Refunding RB Series 2017 A	5.00%	02/15/29 (a)	55,000	56,816
Refunding RB Series 2017 A	5.00%	02/15/31 (a)	115,000	118,660
Refunding RB Series 2017 A	5.00%	02/15/32 (a)	60,000	61,768
Refunding RB Series 2017 A	5.00%	02/15/34 (a)	60,000	61,546
Refunding RB Series 2017 A	5.00%	02/15/35 (a)	50,000	51,191
Refunding RB Series 2017 A	4.00%	02/15/36 (a)	290,000	290,402
Refunding RB Series 2017 A	5.00%	02/15/37 (a)	555,000	565,997
Refunding RB Series 2017 A	5.00%	02/15/42 (a)	825,000	829,515
Refunding RB Series 2017 A	4.00%	02/15/44 (a)	650,000	580,085
Refunding RB Series 2017 A	4.00%	02/15/47 (a)(c)	630,000	557,354
Long Island Power Authority
RB Series 2000	3.23%	06/01/28 (c)(d)	70,000	63,575
RB Series 2017	5.00%	09/01/42 (a)	25,000	25,232
RB Series 2018	5.00%	09/01/33 (a)	150,000	158,366
RB Series 2018	5.00%	09/01/35 (a)	150,000	157,251
RB Series 2018	5.00%	09/01/38 (a)	120,000	124,344
RB Series 2018	5.00%	09/01/39 (a)	2,145,000	2,215,337
RB Series 2023 E	5.00%	09/01/53 (a)	100,000	100,883
Refunding RB Series 2016 B	5.00%	09/01/30 (a)	40,000	40,899
Refunding RB Series 2016 B	5.00%	09/01/36 (a)	180,000	182,987
Refunding RB Series 2016 B	5.00%	09/01/41 (a)	1,150,000	1,157,806
Refunding RB Series 2021 A	4.00%	09/01/33 (a)	75,000	78,297
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024 A	5.00%	09/01/36 (a)	30,000	33,542
Refunding RB Series 2024 A	5.00%	09/01/41 (a)	750,000	795,755
Refunding RB Series 2024 A	5.00%	09/01/44 (a)	25,000	25,929
Refunding RB Series 2024 A	5.00%	09/01/49 (a)	250,000	253,135
Refunding RB Series 2024 A	5.00%	09/01/54 (a)	100,000	101,098
Metropolitan Transportation Authority
RB Series 2006 B	5.25%	11/15/26 (c)	1,750,000	1,804,536
RB Series 2012 H	3.63%	11/15/37 (a)	75,000	63,360
RB Series 2013 B	4.00%	11/15/43 (a)	210,000	181,755
RB Series 2013 C	4.00%	11/15/43 (a)	35,000	30,344
RB Series 2015 B	4.00%	11/15/45 (a)	120,000	101,486
RB Series 2016 A-1	5.25%	11/15/56 (a)	280,000	280,076
RB Series 2017 A1	5.25%	11/15/57 (a)	250,000	251,132
RB Series 2019 A-2	5.00%	11/15/44 (a)(c)	50,000	50,819
RB Series 2019 C	5.00%	11/15/38 (a)	55,000	56,728
RB Series 2019 C	5.00%	11/15/40 (a)	175,000	178,954
RB Series 2020 A-1	5.00%	11/15/47 (a)	2,630,000	2,620,227
RB Series 2020 A-1	4.00%	11/15/52 (a)	100,000	82,942
RB Series 2020 A-1	4.00%	11/15/54 (a)(c)	25,000	20,832
RB Series 2020 B	3.90%	11/15/46 (a)(c)(e)	3,130,000	3,130,000
RB Series 2020 C-1	4.75%	11/15/45 (a)	500,000	487,959
RB Series 2020 C-1	5.00%	11/15/50 (a)	425,000	421,435
RB Series 2020 C-1	5.25%	11/15/55 (a)	1,400,000	1,409,461
RB Series 2020 D-1	5.00%	11/15/44 (a)	100,000	100,885
RB Series 2020 D-3	4.00%	11/15/49 (a)	200,000	169,516
RB Series 2021 A1	4.00%	11/15/46 (a)	270,000	230,548
Refunding RB Series 2002 D-2A	4.05%	11/01/32 (a)(c)(e)	1,200,000	1,200,000
Refunding RB Series 2015 C-1	5.00%	11/15/35 (a)	3,935,000	3,940,038
Refunding RB Series 2016 A-2	5.00%	11/15/25	145,000	145,985
Refunding RB Series 2016 B	4.00%	11/15/36 (a)	825,000	809,738
Refunding RB Series 2016 B	5.00%	11/15/37 (a)	100,000	100,946
Refunding RB Series 2016 C2A	4.00%	11/15/38 (a)	100,000	94,595
Refunding RB Series 2016 D	5.00%	11/15/29 (a)	55,000	56,341
Refunding RB Series 2016 D	5.00%	11/15/31 (a)	205,000	209,641
Refunding RB Series 2017 B	5.00%	11/15/25	100,000	100,679
Refunding RB Series 2017 B	5.00%	11/15/27	205,000	214,828
Refunding RB Series 2017 C1	5.00%	11/15/31 (a)	70,000	72,753
Refunding RB Series 2017 C-1	5.00%	11/15/25	200,000	201,359
Refunding RB Series 2017 C-1	5.00%	11/15/26	135,000	138,812
Refunding RB Series 2017 C-1	5.00%	11/15/28 (a)	145,000	151,883
Refunding RB Series 2017 C-1	5.00%	11/15/29 (a)	150,000	156,642
Refunding RB Series 2017 C-1	5.00%	11/15/30 (a)	150,000	156,273
Refunding RB Series 2017 C-1	5.00%	11/15/34 (a)	200,000	205,736
Refunding RB Series 2017 C-1	3.25%	11/15/36 (a)	65,000	55,644
Refunding RB Series 2017 C-1	4.00%	11/15/37 (a)	95,000	91,825
Refunding RB Series 2017 C-1	4.00%	11/15/38 (a)	250,000	237,086
Refunding RB Series 2017 C-2	3.39%	11/15/27 (d)	100,000	92,718
Refunding RB Series 2017 C-2	3.91%	11/15/29 (d)	155,000	133,883
Refunding RB Series 2017 C-2	3.29%	11/15/33 (d)	300,000	217,925
Refunding RB Series 2017 C-2	3.98%	11/15/39 (d)	45,000	22,805
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2017 C-2	4.70%	11/15/40 (d)	405,000	192,873
Refunding RB Series 2017 D	5.00%	11/15/30 (a)	60,000	62,509
Refunding RB Series 2017 D	5.00%	11/15/32 (a)	250,000	258,997
Refunding RB Series 2017 D	5.00%	11/15/35 (a)	45,000	46,158
Refunding RB Series 2017 D	4.00%	11/15/42 (a)	355,000	315,189
Refunding RB Series 2017 D	4.00%	11/15/46 (a)	135,000	115,097
Refunding RB Series 2018 B	5.00%	11/15/27	20,000	20,959
Refunding RB Series 2020 E	4.00%	11/15/45 (a)	70,000	60,309
Refunding RB Series 2024 A	5.00%	11/15/33	90,000	100,381
Refunding RB Series 2024 A	5.00%	11/15/34 (a)	70,000	77,650
Refunding RB Series 2024 A	5.00%	11/15/36 (a)	100,000	108,523
Refunding RB Series 2024 A	5.00%	11/15/37 (a)	240,000	257,592
Refunding RB Series 2024 A	5.00%	11/15/44 (a)	350,000	354,740
Refunding RB Series 2024 A	5.50%	11/15/47 (a)	250,000	261,636
Refunding RB Series 2024 A	4.00%	11/15/48 (a)(c)	500,000	430,983
Refunding RB Series 2024 B	5.00%	11/15/30	400,000	436,783
Refunding RB Series 2024 B	5.00%	11/15/36 (a)	4,380,000	4,770,841
Refunding RB Series 2024 B	5.00%	11/15/39 (a)	100,000	105,146
Refunding RB Series 2025 A	5.00%	11/15/32	300,000	333,603
Refunding RB Series 2025 A	4.63%	11/15/50 (a)	750,000	730,970
Refunding RB Series 2025 A	5.25%	11/15/55 (a)	100,000	102,000
Metropolitan Transportation Authority Dedicated Tax Fund
RB Series 2016 B-1	5.00%	11/15/51 (a)	2,100,000	2,079,162
RB Series 2017 A	5.00%	11/15/35 (a)	365,000	373,554
RB Series 2017 B-1	4.00%	11/15/52 (a)	150,000	129,693
RB Series 2017 B-2	3.13%	11/15/33 (a)	150,000	140,853
RB Series 2017 B-2	5.25%	11/15/33 (a)	105,000	109,376
RB Series 2022 A	4.00%	11/15/51 (a)	250,000	219,630
Refunding RB Series 2012 A	4.27%	11/15/30 (d)	150,000	125,306
Refunding RB Series 2016 A	5.00%	11/15/25	100,000	100,821
Refunding RB Series 2016 A	5.25%	11/15/27 (a)	200,000	206,372
Refunding RB Series 2016 A	5.25%	11/15/29 (a)	710,000	731,119
Refunding RB Series 2016 A	5.25%	11/15/31 (a)	255,000	261,725
Refunding RB Series 2024 B-1	5.00%	11/15/42 (a)	1,465,000	1,543,069
Refunding RB Series 2024 B-1	5.00%	11/15/43 (a)	250,000	261,970
Refunding RB Series 2024 B-1	5.00%	11/15/51 (a)	90,000	91,830
Refunding RB Series 2024 B-2	5.00%	11/15/46 (a)	175,000	180,116
Refunding RB University of Texas System Series 2024 B-1	5.00%	11/15/52 (a)	200,000	203,834
Special Tax Series 2024 A	4.00%	11/15/51 (a)	100,000	87,852
Special Tax Series 2024 A	5.25%	11/15/54 (a)	120,000	124,589
Monroe County Industrial Development Corp.
RB University of Rochester Series 2020 A	4.00%	07/01/50 (a)	210,000	182,964
RB University of Rochester Series 2023 A	5.00%	07/01/53 (a)	100,000	100,746
Refunding RB University of Rochester Series 2017 C	4.00%	07/01/43 (a)	90,000	82,466
MTA Hudson Rail Yards Trust Obligations
RB Series 2016 A	5.00%	11/15/56 (a)	10,200,000	10,199,134
Nassau County Interim Finance Authority
RB Sales Tax Revenue Series 2024 A	5.00%	11/15/29	830,000	916,570
Refunding RB Series 2021 A	5.00%	11/15/31 (a)	470,000	531,050
Refunding RB Series 2021 A	5.00%	11/15/32 (a)	40,000	44,931
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2021 A	4.00%	11/15/34 (a)	1,000,000	1,046,646
Refunding RB Series 2021 A	5.00%	11/15/35 (a)	35,000	38,481
New York City Municipal Water Finance Authority
RB Series 2010 A-1	3.95%	06/15/43 (a)(c)(e)	250,000	250,000
RB Series 2019 DD-1	4.00%	06/15/37 (a)	1,000,000	993,630
RB Series 2020 AA-2	5.00%	06/15/28	55,000	58,910
RB Series 2025 EE-2	4.00%	06/15/55 (a)(c)(e)	5,085,000	5,085,000
RB Water & Sewer System Series 2012 BB	4.00%	06/15/47 (a)	125,000	107,626
RB Water & Sewer System Series 2013 CC	3.75%	06/15/47 (a)	100,000	80,477
RB Water & Sewer System Series 2014 AA	4.00%	06/15/44 (a)	80,000	71,064
RB Water & Sewer System Series 2014 BB-4	3.90%	06/15/50 (a)(c)(e)	4,745,000	4,745,000
RB Water & Sewer System Series 2014 CC	4.00%	06/15/45 (a)	135,000	118,408
RB Water & Sewer System Series 2016 AA	3.00%	06/15/46 (a)	150,000	107,022
RB Water & Sewer System Series 2016 AA	4.00%	06/15/46 (a)	50,000	44,106
RB Water & Sewer System Series 2017	4.00%	06/15/37 (a)	40,000	39,559
RB Water & Sewer System Series 2017	4.00%	06/15/48 (a)	150,000	129,722
RB Water & Sewer System Series 2017 BB-1	3.38%	06/15/45 (a)	300,000	237,180
RB Water & Sewer System Series 2017 DD	5.00%	06/15/47 (a)	115,000	115,275
RB Water & Sewer System Series 2018 DD-1	3.63%	06/15/48 (a)	325,000	260,062
RB Water & Sewer System Series 2019 BB-1	5.00%	06/15/49 (a)	235,000	236,550
RB Water & Sewer System Series 2019 CC-1	4.00%	06/15/49 (a)	35,000	30,472
RB Water & Sewer System Series 2020 AA-2	5.00%	06/15/29	100,000	109,162
RB Water & Sewer System Series 2020 AA-2	5.00%	06/15/32 (a)	100,000	110,563
RB Water & Sewer System Series 2020 AA-2	3.00%	06/15/40 (a)	150,000	121,894
RB Water & Sewer System Series 2020 AA-2	4.00%	06/15/42 (a)	310,000	286,998
RB Water & Sewer System Series 2020 BB-1	4.00%	06/15/50 (a)	200,000	175,021
RB Water & Sewer System Series 2020 GG-1	5.00%	06/15/48 (a)	195,000	197,037
RB Water & Sewer System Series 2020 GG-1	4.00%	06/15/50 (a)	100,000	87,074
RB Water & Sewer System Series 2020 GG-2	5.00%	06/15/29 (a)	95,000	99,860
RB Water & Sewer System Series 2021 AA-1	3.50%	06/15/48 (a)	115,000	90,816
RB Water & Sewer System Series 2021 AA-1	5.00%	06/15/48 (a)	300,000	304,305
RB Water & Sewer System Series 2021 AA-1	4.00%	06/15/51 (a)	2,445,000	2,124,500
RB Water & Sewer System Series 2021 CC-2	5.00%	06/15/28 (a)	440,000	454,750
RB Water & Sewer System Series 2022 AA-1	5.25%	06/15/52 (a)	430,000	443,004
RB Water & Sewer System Series 2022 CC-1	4.00%	06/15/52 (a)	200,000	172,951
RB Water & Sewer System Series 2024 AA	5.00%	06/15/51 (a)	2,950,000	3,019,537
RB Water & Sewer System Series 2024 AA	5.25%	06/15/53 (a)	1,500,000	1,561,646
RB Water & Sewer System Series 2024 AA	4.00%	06/15/54 (a)	250,000	215,622
RB Water & Sewer System Series 2024 CC-1	5.25%	06/15/54 (a)	540,000	560,728
RB Water & Sewer System Series 2025 BB	5.00%	06/15/48 (a)	300,000	308,255
RB Water & Sewer System Series 2025 BB	5.25%	06/15/55 (a)	400,000	416,349
Refunding RB Series 2022 BB1	3.90%	06/15/44 (a)(c)(e)	2,580,000	2,580,000
Refunding RB Series 2022 EE	5.00%	06/15/39 (a)	6,250,000	6,638,191
Refunding RB Series 2023 DD	5.00%	06/15/35 (a)	170,000	189,230
Refunding RB Water & Sewer System Series 2015	4.00%	06/15/46 (a)	50,000	43,429
Refunding RB Water & Sewer System Series 2015 FF	3.50%	06/15/37 (a)	75,000	70,536
Refunding RB Water & Sewer System Series 2016 A	4.50%	06/15/32 (a)	100,000	101,183
Refunding RB Water & Sewer System Series 2016 A	3.00%	06/15/36 (a)	130,000	118,625
Refunding RB Water & Sewer System Series 2016 CC-1	4.00%	06/15/33 (a)	100,000	100,863
Refunding RB Water & Sewer System Series 2016 CC-1	4.00%	06/15/37 (a)	35,000	34,322
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Water & Sewer System Series 2016 CC-1	4.00%	06/15/38 (a)	25,000	23,933
Refunding RB Water & Sewer System Series 2016 CC-1	4.00%	06/15/46 (a)	200,000	175,557
Refunding RB Water & Sewer System Series 2017 AA	3.00%	06/15/37 (a)	250,000	220,873
Refunding RB Water & Sewer System Series 2017 BB-2	5.00%	06/15/29 (a)(b)	30,000	31,394
Refunding RB Water & Sewer System Series 2017 EE	5.00%	06/15/33 (a)	105,000	108,440
Refunding RB Water & Sewer System Series 2017 EE	5.00%	06/15/36 (a)	225,000	230,452
Refunding RB Water & Sewer System Series 2017 EE	5.00%	06/15/37 (a)	250,000	255,378
Refunding RB Water & Sewer System Series 2018 DD-2	5.00%	06/15/32 (a)	150,000	156,429
Refunding RB Water & Sewer System Series 2018 DD-2	5.00%	06/15/40 (a)	50,000	50,888
Refunding RB Water & Sewer System Series 2018 EE	5.00%	06/15/35 (a)	10,000	10,047
Refunding RB Water & Sewer System Series 2018 EE	5.00%	06/15/40 (a)	120,000	122,131
Refunding RB Water & Sewer System Series 2018 FF	5.00%	06/15/34 (a)	65,000	68,145
Refunding RB Water & Sewer System Series 2019 AA	5.00%	06/15/32 (a)	55,000	59,310
Refunding RB Water & Sewer System Series 2019 AA	4.00%	06/15/40 (a)	500,000	481,905
Refunding RB Water & Sewer System Series 2019 AA	5.00%	06/15/40 (a)	200,000	206,440
Refunding RB Water & Sewer System Series 2019 EE-2	5.00%	06/15/40 (a)	350,000	360,105
Refunding RB Water & Sewer System Series 2019 FF-2	5.00%	06/15/34 (a)	210,000	222,425
Refunding RB Water & Sewer System Series 2019 FF-2	4.00%	06/15/36 (a)	25,000	25,051
Refunding RB Water & Sewer System Series 2019 FF-2	5.00%	06/15/38 (a)	225,000	233,273
Refunding RB Water & Sewer System Series 2019 FF-2	4.00%	06/15/41 (a)	100,000	94,008
Refunding RB Water & Sewer System Series 2020 AA-1	4.00%	06/15/50 (a)	535,000	468,182
Refunding RB Water & Sewer System Series 2020 DD-3	4.00%	06/15/42 (a)	295,000	273,095
Refunding RB Water & Sewer System Series 2020 EE	5.00%	06/15/31	100,000	111,893
Refunding RB Water & Sewer System Series 2020 EE	5.00%	06/15/41 (a)	35,000	36,328
Refunding RB Water & Sewer System Series 2020 FF	5.00%	06/15/27	100,000	104,867
Refunding RB Water & Sewer System Series 2020 FF	5.00%	06/15/41 (a)	155,000	160,883
Refunding RB Water & Sewer System Series 2021 BB-1	5.00%	06/15/44 (a)	325,000	333,511
Refunding RB Water & Sewer System Series 2021 BB-1	4.00%	06/15/45 (a)	250,000	223,985
Refunding RB Water & Sewer System Series 2021 DD	5.00%	06/15/26	410,000	419,630
Refunding RB Water & Sewer System Series 2021 DD	5.00%	06/15/29	100,000	109,162
Refunding RB Water & Sewer System Series 2021 DD	5.00%	06/15/31	135,000	151,056
Refunding RB Water & Sewer System Series 2021 DD	5.00%	06/15/33 (a)	25,000	27,640
Refunding RB Water & Sewer System Series 2022 AA-3	5.00%	06/15/47 (a)	240,000	244,092
Refunding RB Water & Sewer System Series 2022 EE	5.00%	06/15/28	125,000	133,887
Refunding RB Water & Sewer System Series 2022 EE	5.00%	06/15/45 (a)	2,300,000	2,335,531
Refunding RB Water & Sewer System Series 2023 AA-3	5.00%	06/15/34	30,000	34,227
Refunding RB Water & Sewer System Series 2023 DD	5.00%	06/15/34 (a)	120,000	134,990
Refunding RB Water & Sewer System Series 2023 DD	5.00%	06/15/35 (a)	200,000	228,141
Refunding RB Water & Sewer System Series 2023 DD	4.13%	06/15/46 (a)	5,015,000	4,607,846
Refunding RB Water & Sewer System Series 2023 DD	5.00%	06/15/46 (a)	30,000	30,733
Refunding RB Water & Sewer System Series 2024 AA-2	5.00%	06/15/48 (a)	325,000	333,335
Refunding RB Water & Sewer System Series 2024 AA-2	5.00%	06/15/49 (a)	570,000	584,058
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/34	95,000	108,386
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/35 (a)	185,000	211,030
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/35 (a)	100,000	111,928
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/36	130,000	147,943
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/36 (a)	105,000	116,406
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/39 (a)	95,000	102,114
Refunding RB Water & Sewer System Series 2024 CC-2	5.00%	06/15/46 (a)	100,000	103,043
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Water & Sewer System Series 2025 CC	5.00%	06/15/31	250,000	279,733
Refunding RB Water & Sewer System Series 2025 CC	5.00%	06/15/39 (a)	250,000	270,553
New York City Transitional Finance Authority
RB Series 2018 B-1	5.00%	08/01/25	150,000	150,251
RB Series 2020 A	5.00%	11/01/25 (b)	10,000	10,069
RB Series 2021 B	5.00%	08/01/26 (b)	85,000	87,146
RB Series 2021 B-1	5.00%	08/01/26	10,000	10,248
RB Future Tax Secured Revenue Series 2024 D	5.00%	05/01/36 (a)	1,115,000	1,239,771
RB Future Tax Secured Revenue Series 2024 D	5.00%	05/01/37 (a)	200,000	220,144
RB Future Tax Secured Revenue Series 2024 D	5.00%	05/01/38 (a)	345,000	375,900
RB Future Tax Secured Revenue Series 2024 D	5.00%	05/01/40 (a)	155,000	165,538
RB Future Tax Secured Revenue Series 2024 D	5.00%	05/01/44 (a)	250,000	259,428
RB Future Tax Secured Revenue Series 2024 D	5.25%	05/01/45 (a)	235,000	247,594
RB Future Tax Secured Revenue Series 2024 D	5.00%	05/01/49 (a)	3,320,000	3,388,303
RB Future Tax Secured Revenue Series 2024 D	5.00%	05/01/50 (a)	535,000	545,010
RB Future Tax Secured Revenue Series 2024 D	4.25%	05/01/54 (a)	500,000	452,309
RB Future Tax Secured Revenue Series 2024 F-1	5.00%	02/01/36 (a)	200,000	221,338
RB Future Tax Secured Revenue Series 2024 F-1	5.00%	02/01/38 (a)	110,000	119,499
RB Future Tax Secured Revenue Series 2024 F-1	5.00%	02/01/42 (a)	205,000	214,513
RB Future Tax Secured Revenue Series 2024 F-1	5.25%	02/01/53 (a)	2,650,000	2,744,112
RB Future Tax Secured Revenue Series 2024 G-1	5.00%	05/01/37 (a)	390,000	427,500
RB Future Tax Secured Revenue Series 2024 G-1	5.00%	05/01/38 (a)	135,000	146,546
RB Future Tax Secured Revenue Series 2024 G-1	5.00%	05/01/40 (a)	220,000	234,261
RB Future Tax Secured Revenue Series 2024 G-1	5.00%	05/01/46 (a)	250,000	257,124
RB Future Tax Secured Revenue Series 2024 G-1	5.00%	05/01/47 (a)	20,000	20,470
RB Future Tax Secured Revenue Series 2024 G-1	5.25%	05/01/48 (a)	125,000	130,215
RB Future Tax Secured Revenue Series 2024 G-1	5.25%	05/01/49 (a)	100,000	104,003
RB Future Tax Secured Revenue Series 2024 G-1	5.25%	05/01/51 (a)	75,000	77,821
RB Future Tax Secured Revenue Series 2024 G-1	4.13%	05/01/52 (a)	180,000	158,477
RB Future Tax Secured Revenue Series 2025 E	5.00%	11/01/38 (a)	250,000	271,127
RB Future Tax Secured Revenue Series 2025 E	5.00%	11/01/40 (a)	500,000	533,994
RB Future Tax Secured Revenue Series 2025 E	5.00%	11/01/42 (a)	250,000	262,295
RB Future Tax Secured Revenue Series 2025 E	5.00%	11/01/45 (a)	1,125,000	1,162,357
RB Future Tax Secured Revenue Series 2025 E	5.00%	11/01/53 (a)	755,000	766,989
RB Future Tax Secured Revenue Series 2025 H	5.00%	11/01/30	250,000	277,540
RB Future Tax Secured Revenue Series 2025 H	5.00%	11/01/31	200,000	224,230
RB Future Tax Secured Revenue Series 2025 H	5.00%	11/01/38 (a)	250,000	272,058
RB Transitional Finance Authority Future Tax Secured Revenue Series 2023 B	5.00%	05/01/35 (a)	95,000	105,363
RB Transitional Finance Authority Future Tax Secured Revenue Series 2023 B	4.38%	05/01/53 (a)	150,000	138,617
RB Transitional Finance Authority Future Tax Secured Revenue Series 2023 C	5.50%	05/01/44 (a)	200,000	214,351
RB Transitional Finance Authority Future Tax Secured Revenue Series 2023 C	5.25%	05/01/48 (a)	150,000	155,757
RB Transitional Finance Authority Future Tax Secured Revenue Series 2023 C	5.50%	05/01/53 (a)	100,000	105,428
RB Transitional Finance Authority Future Tax Secured Revenue Series 2024 C	5.00%	05/01/29	370,000	401,452
RB Transitional Finance Authority Future Tax Secured Revenue Series 2024 C	5.00%	05/01/45 (a)	250,000	258,301
RB Transitional Finance Authority Future Tax Secured Revenue Series 2024 C	5.00%	05/01/46 (a)	300,000	308,968
RB Transitional Finance Authority Future Tax Secured Revenue Series 2024 C	5.25%	05/01/49 (a)	300,000	312,469
Refunding RB Series 2020 A	5.00%	11/01/25	85,000	85,603
Refunding RB Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/35 (a)	3,940,000	4,411,819
Refunding RB Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/37 (a)	1,640,000	1,795,620
Refunding RB Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/40 (a)	195,000	208,258
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/27	150,000	158,297
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/28	85,000	91,438
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/30	25,000	27,754
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/31 (a)	100,000	112,115
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/34 (a)	260,000	292,970
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/35 (a)	185,000	206,139
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/36 (a)	455,000	501,338
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/37 (a)	420,000	458,053
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/38 (a)	35,000	37,825
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/40 (a)	675,000	718,737
Refunding RB Future Tax Secured Revenue Series 2024 D-1	5.00%	11/01/41 (a)	550,000	581,418
Refunding RB Future Tax Secured Revenue Series 2025 F-1	5.00%	11/01/32 (a)	2,750,000	3,101,347
Refunding RB Future Tax Secured Revenue Series 2025 F-1	5.00%	11/01/37 (a)	10,375,000	11,403,150
Refunding RB Future Tax Secured Revenue Series 2025 G-1	5.00%	11/01/30 (a)	25,000	27,754
Refunding RB Future Tax Secured Revenue Series 2025 G-1	5.00%	11/01/31 (a)	50,000	56,058
Refunding RB Future Tax Secured Revenue Series 2025 G-1	5.00%	11/01/34	1,085,000	1,228,623
Refunding RB Future Tax Secured Revenue Series 2025 J-1	5.00%	11/01/27	4,000,000	4,221,264
Refunding RB Transitional Finance Authority Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/27	1,440,000	1,519,655
Refunding RB Transitional Finance Authority Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/28 (a)	150,000	161,362
Refunding RB Transitional Finance Authority Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/30 (a)	55,000	61,059
Refunding RB Transitional Finance Authority Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/32 (a)	4,150,000	4,680,215
Refunding RB Transitional Finance Authority Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/33 (a)	245,000	277,220
Refunding RB Transitional Finance Authority Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/34 (a)	250,000	283,307
Refunding RB Transitional Finance Authority Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/36 (a)	2,010,000	2,224,455
Refunding RB Transitional Finance Authority Future Tax Secured Revenue Series 2024 A-1	5.00%	11/01/39 (a)	55,000	58,976
New York City Transitional Finance Authority Building Aid Revenue
RB Series 2015 S-1	5.00%	07/15/33 (a)	25,000	25,007
RB Series 2015 S-1	5.00%	07/15/40 (a)	100,000	100,013
RB Series 2015 S-2	5.00%	07/15/32 (a)	40,000	40,019
RB Series 2015 S-2	5.00%	07/15/40 (a)	250,000	250,032
RB Series 2015 S-2	4.00%	07/15/44 (a)	335,000	299,028
RB Series 2016 S-1	5.00%	07/15/31 (a)	60,000	60,583
RB Series 2016 S-1	5.00%	07/15/37 (a)	30,000	30,251
RB Series 2016 S-1	4.00%	07/15/40 (a)	100,000	94,537
RB Series 2016 S-1	5.00%	07/15/43 (a)	115,000	115,425
RB Series 2018 S-1	3.50%	07/15/47 (a)(c)	375,000	299,157
Refunding RB Series 2017 S-1	5.00%	07/15/25 (b)	100,000	100,082
Refunding RB Series 2017 S-1	4.00%	07/15/36 (a)	150,000	149,138
Refunding RB Series 2018 S	5.00%	07/15/28 (c)	145,000	155,045
Refunding RB Series 2018 S	5.00%	07/15/29 (a)(c)	395,000	418,418
Refunding RB Series 2018 S	5.00%	07/15/34 (a)(c)	75,000	78,149
Refunding RB Series 2018 S-2A	5.00%	07/15/32 (a)(c)	200,000	210,033
Refunding RB Series 2018 S-2A	5.00%	07/15/34 (a)(c)	100,000	104,199
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2018 S-2A	5.00%	07/15/35 (a)(c)	175,000	181,584
Refunding RB Series 2018 S-2A	4.00%	07/15/37 (a)(c)	250,000	246,032
Refunding RB Series 2018 S-2A	4.00%	07/15/38 (a)(c)	500,000	489,693
Refunding RB Series 2018 S-3	5.00%	07/15/28 (c)	20,000	21,386
Refunding RB Series 2018 S-3	5.00%	07/15/34 (a)(c)	100,000	104,199
Refunding RB Series 2018 S-3A	5.00%	07/15/25 (c)	25,000	25,020
Refunding RB Series 2018 S-3A	5.00%	07/15/27 (c)	55,000	57,656
Refunding RB Series 2018 S-3A	5.00%	07/15/32 (a)(c)	115,000	120,769
Refunding RB Series 2018 S-3A	5.00%	07/15/33 (a)(c)	50,000	52,308
Refunding RB Series 2018 S-3A	5.00%	07/15/35 (a)	140,000	145,267
Refunding RB Series 2018 S-3A	5.00%	07/15/37 (a)(c)	120,000	123,571
Refunding RB Series 2018 S-3A	4.00%	07/15/38 (a)(c)	200,000	195,877
Refunding RB Series 2018 S-4A	5.00%	07/15/27 (c)	225,000	235,867
Refunding RB Series 2018 S-4A	5.00%	07/15/32 (a)(c)	70,000	73,512
Refunding RB Series 2021 S-1A	5.00%	07/15/29 (c)	40,000	43,521
Refunding RB Series 2021 S-1A	5.00%	07/15/32 (a)(c)	50,000	55,918
Refunding RB Series 2021 S-1A	5.00%	07/15/33 (a)(c)	6,470,000	7,184,166
Refunding RB Series 2021 S-1A	4.00%	07/15/34 (a)(c)	100,000	101,610
Refunding RB Series 2021 S-1A	4.00%	07/15/37 (a)(c)	30,000	29,803
Refunding RB Series 2022 S	5.00%	07/15/28 (c)	20,000	21,386
Refunding RB Series 2022 S	5.00%	07/15/32 (c)	15,000	16,808
Refunding RB Series 2022 S-1A	5.00%	07/15/30 (c)	35,000	38,434
Refunding RB Series 2022 S-1A	5.00%	07/15/33 (a)(c)	20,000	22,618
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2015 A-1	5.00%	08/01/31 (a)	75,000	75,125
RB Series 2015 A-1	5.00%	08/01/34 (a)	45,000	45,075
RB Series 2015 B-1	3.00%	11/01/30 (a)	15,000	14,902
RB Series 2016 A-1	5.00%	05/01/29 (a)	165,000	167,463
RB Series 2016 A-1	4.00%	05/01/30 (a)	250,000	251,569
RB Series 2016 A-1	5.00%	05/01/32 (a)	125,000	126,711
RB Series 2016 A-1	5.00%	05/01/34 (a)	150,000	151,929
RB Series 2016 A-1	4.00%	05/01/36 (a)	150,000	149,273
RB Series 2016 A-1	5.00%	05/01/37 (a)	25,000	25,196
RB Series 2016 A-1	5.00%	05/01/40 (a)	1,000,000	1,005,240
RB Series 2016 B1	4.00%	08/01/39 (a)	3,760,000	3,598,511
RB Series 2016 B-1	5.00%	08/01/29 (a)	25,000	25,485
RB Series 2016 B-1	4.00%	08/01/35 (a)	30,000	30,010
RB Series 2016 B-1	4.00%	08/01/37 (a)	250,000	245,160
RB Series 2016 B-1	5.00%	08/01/40 (a)	25,000	25,172
RB Series 2016 E-1	5.00%	02/01/29 (a)	40,000	40,420
RB Series 2016 E-1	3.00%	02/01/33 (a)	185,000	183,183
RB Series 2016 E-1	5.00%	02/01/38 (a)	35,000	35,193
RB Series 2016 E-1	5.00%	02/01/39 (a)	50,000	50,230
RB Series 2016 E-1	5.00%	02/01/40 (a)	25,000	25,092
RB Series 2016 F-3	5.00%	02/01/29 (a)	25,000	25,262
RB Series 2016 F-3	3.00%	02/01/35 (a)	95,000	89,903
RB Series 2016 F-3	4.00%	02/01/36 (a)	255,000	254,369
RB Series 2016 F-3	3.00%	02/01/39 (a)	100,000	84,200
RB Series 2016 F-3	3.25%	02/01/42 (a)	210,000	171,049
RB Series 2017 A-2	5.00%	08/01/34 (a)	145,000	149,666
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2017 A-2	5.00%	08/01/35 (a)	135,000	138,991
RB Series 2017 A-3	5.00%	08/01/40 (a)	80,000	81,141
RB Series 2017 A-3	4.00%	08/01/42 (a)	150,000	138,022
RB Series 2017 B-1	5.00%	08/01/31 (a)	100,000	104,046
RB Series 2017 B-1	4.00%	08/01/42 (a)	400,000	368,060
RB Series 2017 B-1	5.00%	08/01/45 (a)	70,000	70,100
RB Series 2017 E-1	5.00%	02/01/30 (a)	30,000	31,009
RB Series 2017 E-1	5.00%	02/01/32 (a)	65,000	66,963
RB Series 2017 E-1	5.00%	02/01/34 (a)	120,000	123,064
RB Series 2017 F-1	4.00%	05/01/37 (a)	155,000	154,136
RB Series 2017 F-1	5.00%	05/01/42 (a)	175,000	176,138
RB Series 2017 F-1	3.25%	05/01/43 (a)	105,000	84,543
RB Series 2018 A-1	5.00%	08/01/33 (a)	135,000	141,334
RB Series 2018 A-1	5.00%	08/01/34 (a)	45,000	46,947
RB Series 2018 A-1	5.00%	08/01/40 (a)	110,000	112,470
RB Series 2018 B-1	5.00%	08/01/34 (a)	250,000	260,814
RB Series 2018 B-1	5.00%	08/01/36 (a)	40,000	41,405
RB Series 2018 B-1	5.25%	08/01/37 (a)	200,000	208,130
RB Series 2019 A-2	5.00%	05/01/35 (a)	25,000	26,261
RB Series 2019 A-2	5.00%	05/01/39 (a)	350,000	360,751
RB Series 2019 A-2	5.00%	05/01/40 (a)	65,000	66,670
RB Series 2019 A3	4.00%	05/01/42 (a)	200,000	184,742
RB Series 2019 A-3	4.00%	05/01/43 (a)	170,000	155,402
RB Series 2019 A-3	4.00%	05/01/44 (a)	150,000	136,353
RB Series 2019 A-3	3.00%	05/01/45 (a)	250,000	184,068
RB Series 2019 B-1	4.00%	11/01/40 (a)	1,495,000	1,411,642
RB Series 2019 B-1	4.00%	11/01/45 (a)	200,000	180,784
RB Series 2019 B-1	3.00%	11/01/47 (a)	150,000	106,522
RB Series 2019 C-1	5.00%	11/01/34 (a)	150,000	157,978
RB Series 2019 C-1	4.00%	11/01/36 (a)	100,000	98,495
RB Series 2019 C-1	4.00%	11/01/37 (a)	70,000	68,507
RB Series 2019 C-1	4.00%	11/01/39 (a)	250,000	238,328
RB Series 2019 C-1	4.00%	11/01/42 (a)	60,000	55,434
RB Series 2020 C-1	5.00%	05/01/31 (a)	50,000	54,902
RB Series 2020 C-1	5.00%	05/01/35 (a)	200,000	213,884
RB Series 2020 C-1	4.00%	05/01/38 (a)	130,000	127,861
RB Series 2020 C-1	4.00%	05/01/40 (a)	35,000	33,346
RB Series 2020 C-1	4.00%	05/01/41 (a)	200,000	187,227
RB Series 2020 C-1	4.00%	05/01/42 (a)	250,000	231,036
RB Series 2020 C-1	4.00%	05/01/43 (a)	470,000	428,696
RB Series 2020 C-1	4.00%	05/01/45 (a)	885,000	791,689
RB Series 2020 D-1	4.00%	11/01/35 (a)	90,000	90,532
RB Series 2020 D-1	5.00%	11/01/36 (a)	200,000	211,701
RB Series 2021 B-1	3.00%	08/01/40 (a)	130,000	107,541
RB Series 2021 B-1	4.00%	08/01/45 (a)	85,000	76,067
RB Series 2021 B-1	3.00%	08/01/48 (a)	200,000	141,464
RB Series 2021 B-1	4.00%	08/01/48 (a)	150,000	131,528
RB Series 2021 E1	4.00%	02/01/43 (a)	165,000	150,437
RB Series 2021 E-1	4.00%	02/01/40 (a)	10,000	9,522
RB Series 2021 E-1	4.00%	02/01/41 (a)	25,000	23,404
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2021 E-1	4.00%	02/01/46 (a)	35,000	31,079
RB Series 2021 E-1	4.00%	02/01/49 (a)	255,000	222,879
RB Series 2022 A-1	5.00%	08/01/29	55,000	59,929
RB Series 2022 A-1	5.00%	08/01/32	75,000	84,424
RB Series 2022 A-1	5.00%	08/01/35 (a)	250,000	272,623
RB Series 2022 A-1	5.25%	08/01/40 (a)	130,000	139,474
RB Series 2022 A-1	5.00%	08/01/41 (a)	30,000	31,382
RB Series 2022 A-1	5.25%	08/01/42 (a)	25,000	26,422
RB Series 2022 A-1	5.00%	08/01/43 (a)	2,000,000	2,066,483
RB Series 2022 A-1	5.00%	08/01/45 (a)	70,000	71,661
RB Series 2022 A-1	4.00%	08/01/48 (a)	2,250,000	1,993,675
RB Series 2022 C1	4.00%	02/01/41 (a)	1,000,000	937,209
RB Series 2022 C-1	5.00%	02/01/37 (a)	270,000	289,329
RB Series 2022 C-1	4.00%	02/01/42 (a)	25,000	23,121
RB Series 2022 C-1	5.00%	02/01/44 (a)	150,000	153,870
RB Series 2022 C-1	5.00%	02/01/47 (a)	2,250,000	2,286,149
RB Series 2022 D-1	5.00%	11/01/36 (a)	340,000	367,901
RB Series 2022 D-1	5.25%	11/01/42 (a)	150,000	158,786
RB Series 2022 D-1	5.25%	11/01/48 (a)	175,000	180,584
RB Series 2022 F-1	5.00%	02/01/40 (a)	50,000	52,575
RB Series 2022 F-1	5.00%	02/01/42 (a)	230,000	238,391
RB Series 2022 F-1	5.00%	02/01/43 (a)	125,000	128,892
RB Series 2022 F-1	5.00%	02/01/44 (a)	90,000	92,322
RB Series 2022 F-1	5.00%	02/01/47 (a)	150,000	152,410
RB Series 2022 F-1	4.00%	02/01/51 (a)	310,000	268,100
RB Series 2022 F-1	5.00%	02/01/51 (a)	210,000	212,150
RB Series 2023 A	5.00%	05/01/36 (a)	200,000	218,406
RB Series 2023 A	5.00%	05/01/37 (a)	200,000	216,787
RB Series 2023 A	5.00%	05/01/40 (a)	35,000	37,003
RB Series 2023 A	5.00%	05/01/47 (a)	335,000	341,778
RB Series 2023 A	5.00%	05/01/53 (a)	125,000	126,558
RB Series 2023 F-1	5.00%	02/01/44 (a)	200,000	205,820
Refunding RB Series 2002 1	5.00%	11/01/27	15,000	15,830
Refunding RB Series 2002 1	5.00%	11/01/28	185,000	199,013
Refunding RB Series 2017 C	5.00%	11/01/25	300,000	302,128
Refunding RB Series 2017 C	5.00%	11/01/28 (a)	25,000	26,026
Refunding RB Series 2017 C	5.00%	11/01/30 (a)	130,000	134,842
Refunding RB Series 2017 C	5.00%	11/01/31 (a)	25,000	25,886
Refunding RB Series 2020 A	5.00%	11/01/26	65,000	66,997
Refunding RB Series 2020 A	5.00%	11/01/27	100,000	105,532
Refunding RB Series 2020 A	5.00%	11/01/29	360,000	393,862
Refunding RB Series 2020 A	5.00%	11/01/31 (a)	60,000	65,730
Refunding RB Series 2020 A	5.00%	11/01/33 (a)	150,000	162,092
Refunding RB Series 2021 A-1	5.00%	11/01/28	330,000	354,996
Refunding RB Series 2021 A-1	5.00%	11/01/29	1,040,000	1,137,823
Refunding RB Series 2021 A-1	5.00%	11/01/30	45,000	49,957
Refunding RB Series 2021 A-1	5.00%	11/01/32 (a)	200,000	221,016
Refunding RB Series 2021 A-1	4.00%	11/01/37 (a)	125,000	123,716
Refunding RB Series 2021 A-1	4.00%	11/01/38 (a)	140,000	136,739
Refunding RB Series 2021 F-1	5.00%	11/01/26	305,000	314,369
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2021 F-1	5.00%	11/01/27	125,000	131,914
Refunding RB Series 2021 F-1	5.00%	11/01/28	130,000	139,847
Refunding RB Series 2021 F-1	5.00%	11/01/29	605,000	661,907
Refunding RB Series 2021 F-1	5.00%	11/01/30	35,000	38,856
Refunding RB Series 2021 F-1	5.00%	11/01/31 (a)	255,000	281,730
Refunding RB Series 2021 F-1	5.00%	11/01/32 (a)	180,000	197,821
Refunding RB Series 2021 F-1	5.00%	11/01/33 (a)	190,000	207,251
Refunding RB Series 2021 F-1	4.00%	11/01/37 (a)	200,000	195,735
Refunding RB Series 2022 B-1	5.00%	11/01/25	250,000	251,773
Refunding RB Series 2022 B-1	5.00%	11/01/26	215,000	221,604
Refunding RB Series 2022 B-1	5.00%	11/01/29	330,000	361,040
Refunding RB Series 2022 B-1	5.00%	11/01/30	300,000	333,048
Refunding RB Series 2022 B-1	5.25%	11/01/37 (a)	200,000	218,089
Refunding RB Series 2022 D-1	5.00%	11/01/29	190,000	207,871
Refunding RB Series 2022 D-1	5.00%	11/01/30	90,000	99,914
Refunding RB Series 2022 D-1	5.00%	11/01/33 (a)	50,000	55,418
Refunding RB Series 2022 D-1	5.00%	11/01/38 (a)	100,000	106,107
Refunding RB Series 2023 E-1	5.00%	11/01/26	270,000	278,294
Refunding RB Series 2023 E-1	5.00%	11/01/27	480,000	506,552
Refunding RB Series 2023 E-1	5.00%	11/01/28	100,000	107,574
Refunding RB Series 2023 E-1	5.00%	11/01/29	125,000	136,758
Refunding RB Series 2023 E-1	5.00%	11/01/30	130,000	144,321
Refunding RB Series 2023 E-1	5.00%	11/01/31	580,000	650,268
Refunding RB Series 2023 E-1	5.00%	11/01/32	150,000	169,164
Refunding RB Series 2023 E-1	5.00%	11/01/34 (a)	20,000	22,202
Refunding RB Series 2023 E-1	5.00%	11/01/40 (a)	3,000,000	3,169,984
Refunding RB Series 2023 E-1	5.00%	11/01/41 (a)	5,000,000	5,240,520
New York Convention Center Development Corp.
RB New York City Hotel Unit Fee Revenue Series 2016 A	4.80%	11/15/47 (d)	300,000	97,075
Refunding RB New York City Hotel Unit Fee Revenue Series 2015	5.00%	11/15/40 (a)	125,000	125,080
New York Liberty Development Corp.
Refunding RB Series 2021 1	4.00%	02/15/43 (a)	905,000	829,461
Refunding RB Portfolio Authority of New York & New Jersey Series 2021 1	3.00%	02/15/42 (a)	150,000	116,625
Refunding RB Portfolio Authority of New York & New Jersey Series 2021 1	2.75%	02/15/44 (a)	150,000	105,731
New York Power Authority
RB Series 2024 A	4.00%	11/15/54 (a)	250,000	215,825
RB SFP Transmission Project Series 2022 A	4.00%	11/15/52 (a)(c)	100,000	86,829
Refunding RB Series 2020 A	4.00%	11/15/45 (a)	620,000	558,163
Refunding RB Series 2020 A	4.00%	11/15/50 (a)	300,000	258,614
Refunding RB Series 2020 A	4.00%	11/15/55 (a)	200,000	170,418
New York State Dormitory Authority
RB Series 2018 A	5.00%	10/01/31 (a)	100,000	102,061
RB Series 2019 A	5.00%	10/01/25 (c)	120,000	120,603
RB Series 2019 A	5.00%	10/01/30 (a)(c)	35,000	36,526
RB Series 2020 A	5.00%	10/01/34 (a)(c)	65,000	68,168
RB Series 2022 A	5.00%	10/01/25 (c)	155,000	155,826
RB Series 2022 A	5.00%	10/01/26 (c)	120,000	123,643
RB Series 2022 A	5.00%	10/01/32 (a)(c)	130,000	141,885
RB Series 2022 A	5.00%	10/01/33 (a)(c)	80,000	86,802
RB Series 2022 A	5.00%	10/01/35 (a)(c)	155,000	166,036
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2023 A	5.00%	10/01/28 (c)	60,000	64,387
RB Series 2023 A	5.00%	10/01/30 (c)	250,000	276,568
RB Series 2023 A	5.00%	10/01/32 (c)	45,000	50,593
RB Series 2023 A	5.00%	10/01/34 (a)(c)	170,000	185,476
RB Series 2024 A	5.00%	10/01/26 (c)	150,000	154,554
RB Series 2024 A	5.00%	10/01/28 (c)	50,000	53,656
RB Series 2024 A	5.00%	10/01/32 (c)	125,000	140,537
RB Series 2024 A	5.00%	10/01/35 (a)(c)	150,000	163,990
RB Series 2024 A	5.00%	10/01/36 (a)(c)	105,000	113,497
RB Series 2025 A	5.00%	10/01/27 (c)	4,000,000	4,212,876
RB Fordham University Series 2020	4.00%	07/01/46 (a)	185,000	159,638
RB Fordham University Series 2020	4.00%	07/01/50 (a)	75,000	63,379
RB Institute of Technology Series 2024	5.25%	07/01/54 (a)	100,000	101,873
RB New York University Series 2016 A	5.00%	07/01/33 (a)	100,000	101,634
RB New York University Series 2016 A	5.00%	07/01/34 (a)	250,000	253,838
RB New York University Series 2016 A	5.00%	07/01/36 (a)	75,000	76,040
RB New York University Series 2016 A	4.00%	07/01/39 (a)	95,000	92,084
RB New York University Series 2016 A	4.00%	07/01/43 (a)	200,000	180,857
RB New York University Series 2019 A	4.00%	07/01/45 (a)	245,000	219,429
RB New York University Series 2019 A	5.00%	07/01/49 (a)	5,740,000	5,770,129
RB Pace University Series 2024 A	5.50%	05/01/56 (a)	165,000	164,982
RB Personal Income Tax Revenue Series 2016 A	5.00%	02/15/33 (a)	200,000	203,647
RB Personal Income Tax Revenue Series 2016 A	5.00%	02/15/34 (a)	45,000	45,771
RB Personal Income Tax Revenue Series 2016 A	5.00%	02/15/36 (a)	100,000	101,558
RB Personal Income Tax Revenue Series 2016 D	5.00%	02/15/27 (a)(b)	75,000	77,087
RB Personal Income Tax Revenue Series 2016 D	5.00%	02/15/28 (a)(b)	655,000	673,224
RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/28 (a)(b)	205,000	213,336
RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/28 (a)(b)	310,000	326,607
RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/26 (b)	40,000	40,604
RB Personal Income Tax Revenue Series 2020 A	3.00%	03/15/49 (a)	150,000	107,322
RB Personal Income Tax Revenue Series 2021 E	5.00%	03/15/29	380,000	411,244
RB Personal Income Tax Revenue Series 2021 E	5.00%	03/15/31	250,000	278,258
RB Personal Income Tax Revenue Series 2021 E	5.00%	03/15/32	45,000	50,490
RB Rochester Institute of Technology Series 2019 A	4.00%	07/01/44 (a)	200,000	178,134
RB Sales Tax Revenue Series 2015 B	5.00%	03/15/29 (a)(b)	30,000	30,130
RB Sales Tax Revenue Series 2015 B	5.00%	03/15/30 (a)	190,000	190,737
RB Sales Tax Revenue Series 2015 B	5.00%	03/15/34 (a)	130,000	130,356
RB Sales Tax Revenue Series 2015 BB	5.00%	03/15/33 (a)	500,000	501,420
RB Sales Tax Revenue Series 2015 C	5.00%	03/15/45 (a)	100,000	100,120
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/26 (b)	185,000	187,989
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/27 (a)(b)	150,000	154,400
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/29 (a)(b)	30,000	30,880
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/31 (a)	200,000	204,639
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/32 (a)	180,000	183,960
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/35 (a)	100,000	101,819
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/27 (b)	145,000	151,085
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/30 (a)	50,000	51,601
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/31 (a)	150,000	154,529
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/33 (a)	525,000	538,891
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/35 (a)	30,000	30,654
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/31 (a)	325,000	342,061
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/32 (a)	175,000	183,353
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/36 (a)	140,000	144,441
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/40 (a)	50,000	50,972
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/41 (a)	65,000	66,069
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/43 (a)	155,000	156,820
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/45 (a)	105,000	105,974
RB Sales Tax Revenue Series 2018 A	4.00%	03/15/47 (a)	75,000	66,545
RB Sales Tax Revenue Series 2018 A	4.00%	03/15/48 (a)	210,000	185,652
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/37 (a)	250,000	276,855
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/38 (a)	2,980,000	3,260,503
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/39 (a)	320,000	346,950
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/41 (a)	3,515,000	3,735,889
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/42 (a)	600,000	631,500
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/47 (a)	125,000	127,511
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/50 (a)	200,000	202,954
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/51 (a)	910,000	922,118
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/52 (a)	140,000	141,705
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/54 (a)	135,000	136,488
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/56 (a)	100,000	100,947
RB Trustees of Columbia University in the City of New York Series 2016 A-2	5.00%	10/01/46 (a)	30,000	30,301
RB Trustees of Columbia University in the City of New York Series 2017 A	5.00%	10/01/47	150,000	158,778
RB Trustees of Columbia University in the City of New York Series 2023 A	5.00%	10/01/34 (a)	145,000	163,127
Refunding RB Cornell University Series 2020 A	5.00%	07/01/26	50,000	51,224
Refunding RB Cornell University Series 2020 A	4.00%	07/01/50 (a)	275,000	240,211
Refunding RB Cornell University Series 2024 A	5.50%	07/01/54 (a)	365,000	384,883
Refunding RB Icahn School of Medicine at Mount Sinai Series 2015 A	4.00%	07/01/36 (a)	200,000	187,434
Refunding RB Icahn School of Medicine at Mount Sinai Series 2015 A	4.00%	07/01/40 (a)	25,000	22,372
Refunding RB New School Series 2016 A	4.00%	07/01/43 (a)	450,000	402,803
Refunding RB New School Series 2022 A	4.00%	07/01/47 (a)	75,000	63,557
Refunding RB New York University Series 2015 A	5.00%	07/01/32 (a)	40,000	40,012
Refunding RB New York University Series 2015 A	5.00%	07/01/35 (a)	200,000	200,062
Refunding RB New York University Series 2015 A	5.00%	07/01/45 (a)	150,000	150,046
Refunding RB New York University Series 2017 A	5.00%	07/01/32 (a)	50,000	52,009
Refunding RB New York University Series 2017 A	4.00%	07/01/36 (a)	400,000	400,003
Refunding RB New York University Series 2017 A	5.00%	07/01/39 (a)	5,150,000	5,249,630
Refunding RB New York University Series 2021 A	4.00%	07/01/46 (a)	20,000	17,830
Refunding RB Personal Income Tax Revenue Series 2015 E	5.00%	03/15/32 (a)	80,000	80,221
Refunding RB Personal Income Tax Revenue Series 2015 E	3.25%	03/15/36 (a)	155,000	142,372
Refunding RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/27 (b)	95,000	98,863
Refunding RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/30 (a)	10,000	10,336
Refunding RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/32 (a)	100,000	103,115
Refunding RB Personal Income Tax Revenue Series 2017 A	4.00%	02/15/34 (a)	1,230,000	1,233,955
Refunding RB Personal Income Tax Revenue Series 2017 A	4.00%	02/15/35 (a)	125,000	125,202
Refunding RB Personal Income Tax Revenue Series 2017 A	4.00%	02/15/36 (a)	170,000	169,997
Refunding RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/38 (a)	100,000	101,968
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/37 (a)	55,000	56,572
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/38 (a)	125,000	128,238
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/40 (a)	100,000	102,180
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/41 (a)	25,000	25,494
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/42 (a)	40,000	40,709
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/43 (a)	25,000	25,418
Refunding RB Personal Income Tax Revenue Series 2018 A	5.00%	03/15/32 (a)	200,000	211,591
Refunding RB Personal Income Tax Revenue Series 2018 A	5.00%	03/15/35 (a)	100,000	101,736
Refunding RB Personal Income Tax Revenue Series 2018 A	5.25%	03/15/37 (a)	745,000	775,873
Refunding RB Personal Income Tax Revenue Series 2018 A	4.00%	03/15/48 (a)	100,000	86,897
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/33 (a)	100,000	105,893
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/34 (a)	160,000	168,688
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/35 (a)	65,000	68,197
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/36 (a)	65,000	67,843
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/38 (a)	30,000	30,990
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/39 (a)	140,000	143,916
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/41 (a)	115,000	117,061
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/42 (a)	350,000	354,648
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/46 (a)	250,000	251,574
Refunding RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/26	65,000	66,051
Refunding RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/30	60,000	66,000
Refunding RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/31 (a)	50,000	54,823
Refunding RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/32 (a)	125,000	136,357
Refunding RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/33 (a)	50,000	54,242
Refunding RB Personal Income Tax Revenue Series 2020 A	4.00%	03/15/35 (a)	150,000	151,189
Refunding RB Personal Income Tax Revenue Series 2020 A	4.00%	03/15/36 (a)	195,000	195,722
Refunding RB Personal Income Tax Revenue Series 2020 A	3.00%	03/15/41 (a)	385,000	310,110
Refunding RB Personal Income Tax Revenue Series 2020 A	4.00%	03/15/44 (a)	50,000	45,448
Refunding RB Personal Income Tax Revenue Series 2020 A	4.00%	03/15/47 (a)	75,000	66,787
Refunding RB Personal Income Tax Revenue Series 2020 A	3.00%	03/15/50 (a)	200,000	141,821
Refunding RB Personal Income Tax Revenue Series 2020 D	5.00%	02/15/30	115,000	126,338
Refunding RB Personal Income Tax Revenue Series 2020 D	5.00%	02/15/33 (a)	200,000	215,293
Refunding RB Personal Income Tax Revenue Series 2020 D	4.00%	02/15/36 (a)	40,000	40,135
Refunding RB Personal Income Tax Revenue Series 2020 D	4.00%	02/15/39 (a)	3,605,000	3,510,067
Refunding RB Personal Income Tax Revenue Series 2020 D	5.00%	02/15/41 (a)	150,000	154,438
Refunding RB Personal Income Tax Revenue Series 2020 D	4.00%	02/15/47 (a)	500,000	445,545
Refunding RB Personal Income Tax Revenue Series 2020 D	5.00%	02/15/48 (a)	2,415,000	2,418,573
Refunding RB Personal Income Tax Revenue Series 2020 D	4.00%	02/15/49 (a)	1,245,000	1,095,012
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/29	60,000	64,933
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/30	115,000	126,500
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/33 (a)	400,000	438,877
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/34 (a)	60,000	65,342
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/35 (a)	150,000	162,025
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/36 (a)	250,000	267,976
Refunding RB Personal Income Tax Revenue Series 2021 A	4.00%	03/15/37 (a)	215,000	214,312
Refunding RB Personal Income Tax Revenue Series 2021 A	4.00%	03/15/41 (a)	55,000	51,634
Refunding RB Personal Income Tax Revenue Series 2021 A	4.00%	03/15/47 (a)	150,000	133,574
Refunding RB Personal Income Tax Revenue Series 2021 A	3.00%	03/15/51 (a)	150,000	104,499
Refunding RB Personal Income Tax Revenue Series 2021 E	5.00%	03/15/33 (a)	125,000	138,987
Refunding RB Personal Income Tax Revenue Series 2021 E	4.00%	03/15/37 (a)	415,000	412,635
Refunding RB Personal Income Tax Revenue Series 2021 E	4.00%	03/15/44 (a)	105,000	94,974
Refunding RB Personal Income Tax Revenue Series 2021 E	4.00%	03/15/48 (a)	30,000	26,565
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/28 (b)	200,000	213,475
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/33 (a)	40,000	44,476
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/34 (a)	25,000	25,465
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/38 (a)	75,000	73,683
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/39 (a)	230,000	223,561
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/41 (a)	305,000	317,470
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/42 (a)	520,000	482,936
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/43 (a)	50,000	45,913
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/46 (a)	495,000	503,615
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/49 (a)	1,250,000	1,098,331
Refunding RB Personal Income Tax Revenue Series 2022 A	3.50%	03/15/52 (a)	185,000	143,787
Refunding RB Personal Income Tax Revenue Series 2023 A	5.00%	03/15/30	25,000	27,500
Refunding RB Personal Income Tax Revenue Series 2023 A	5.00%	03/15/31	5,125,000	5,704,295
Refunding RB Personal Income Tax Revenue Series 2023 A	5.00%	03/15/33	35,000	39,521
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/27	1,000,000	1,041,173
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/29 (a)	210,000	227,266
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/31	405,000	450,778
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/32	480,000	538,561
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/34	175,000	198,315
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/36 (a)	175,000	193,402
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/40 (a)	325,000	346,101
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/41 (a)	260,000	274,241
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/42 (a)	110,000	115,109
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/43 (a)	385,000	400,932
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/46 (a)	115,000	117,916
Refunding RB Personal Income Tax Revenue Series 2024 A	4.00%	03/15/47 (a)	1,000,000	892,787
Refunding RB Personal Income Tax Revenue Series 2024 A	5.25%	03/15/48 (a)	150,000	155,890
Refunding RB Personal Income Tax Revenue Series 2024 A	5.25%	03/15/49 (a)	945,000	980,526
Refunding RB Personal Income Tax Revenue Series 2024 A	4.00%	03/15/54 (a)	500,000	432,289
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/41 (a)	2,500,000	2,649,709
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/49 (a)	1,500,000	1,530,656
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/55 (a)	375,000	380,442
Refunding RB Rockefeller University Series 2019 C	4.00%	07/01/49 (a)	150,000	129,498
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/30 (a)	155,000	163,443
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/31 (a)	280,000	293,920
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/32 (a)	220,000	230,125
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/33 (a)	145,000	151,202
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/34 (a)	145,000	150,707
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/35 (a)	280,000	289,966
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/42 (a)	100,000	101,432
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/27 (b)	160,000	166,715
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/31 (a)	25,000	26,505
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/33 (a)	50,000	52,554
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/35 (a)	305,000	317,900
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/41 (a)	400,000	408,154
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/43 (a)	30,000	30,467
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/48 (a)	250,000	251,936
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/33	110,000	125,830
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/35 (a)	190,000	211,678
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/37 (a)	75,000	81,737
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/45 (a)	350,000	358,095
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/53 (a)	340,000	343,168
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/28	250,000	265,822
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/30 (a)	345,000	379,819
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/34	285,000	325,059
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/36 (a)	300,000	338,258
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/39 (a)	395,000	429,758
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/40 (a)	250,000	269,000
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/43 (a)	100,000	104,601
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/44 (a)	420,000	436,008
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/45 (a)	2,665,000	2,745,751
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/49 (a)	5,000,000	5,086,602
Refunding RB Sales Tax Revenue Series 2024 B	4.00%	03/15/54 (a)	560,000	481,850
Refunding RB State University of New York Dormitory Facilities Revenue Series 2017 A	5.00%	07/01/26	50,000	51,149
Refunding RB Trustees of Columbia University in the City of New York Series 2018 B	5.00%	10/01/38 (a)	2,045,000	2,093,043
New York State Environmental Facilities Corp.
RB State Revolving Fund Series 2017 E	5.00%	06/15/47 (a)	200,000	201,232
Refunding RB State Revolving Fund Series 2016 A	5.00%	06/15/41 (a)	100,000	101,466
Refunding RB State Revolving Fund Series 2017 A	5.00%	06/15/46 (a)	7,075,000	7,122,103
Refunding RB State Revolving Fund Series 2020 A	4.00%	06/15/45 (a)	100,000	89,737
Refunding RB State Revolving Fund Series 2022 A	5.00%	06/15/51 (a)	250,000	255,784
Refunding RB State Revolving Fund Series 2024 A	5.00%	06/15/27	10,000	10,483
Refunding RB State Revolving Fund Series 2024 A	5.00%	06/15/32	70,000	79,798
Refunding RB State Revolving Fund Series 2024 A	5.00%	06/15/34	80,000	92,555
Refunding RB State Revolving Fund Series 2024 A	5.00%	06/15/39 (a)	110,000	121,438
New York State Thruway Authority
RB Series 2016 A	5.00%	01/01/46 (a)	200,000	199,743
RB Series 2016 A	4.00%	01/01/51 (a)	85,000	73,180
RB Series 2016 A	5.00%	01/01/51 (a)	75,000	74,058
RB Series 2016 A	5.25%	01/01/56 (a)	200,000	200,190
RB Series 2019 B	5.00%	01/01/30	135,000	148,215
RB Series 2019 B	4.00%	01/01/37 (a)	3,520,000	3,508,313
RB Series 2019 B	4.00%	01/01/38 (a)	100,000	98,615
RB Series 2019 B	4.00%	01/01/39 (a)	175,000	171,008
RB Series 2019 B	4.00%	01/01/40 (a)(c)	50,000	48,345
RB Series 2019 B	4.00%	01/01/41 (a)	125,000	117,361
RB Series 2019 B	4.00%	01/01/45 (a)	200,000	178,535
RB Series 2019 B	4.00%	01/01/45 (a)(c)	100,000	90,151
RB Series 2019 B	3.00%	01/01/46 (a)	455,000	327,138
RB Series 2019 B	3.00%	01/01/53 (a)(c)	100,000	69,093
RB Series 2019 B	4.00%	01/01/53 (a)(c)	30,000	25,686
RB Series 2020 N	4.00%	01/01/42 (a)	90,000	83,259
RB Series 2020 N	3.00%	01/01/50 (a)	70,000	48,503
RB Personal Income Tax Revenue Series 2022 C	5.00%	03/15/53 (a)	5,040,000	5,105,795
Refunding RB Series 2018 L	5.00%	01/01/30 (a)	100,000	104,840
Refunding RB Series 2018 L	5.00%	01/01/33 (a)	135,000	140,662
Refunding RB Series 2018 L	5.00%	01/01/34 (a)	215,000	223,344
Refunding RB Series 2018 L	5.00%	01/01/35 (a)	130,000	134,539
Refunding RB Series 2018 L	4.00%	01/01/36 (a)	25,000	24,743
Refunding RB Series 2018 L	3.50%	01/01/37 (a)	50,000	48,380
Refunding RB Series 2021 O	5.00%	01/01/33 (a)	6,315,000	6,970,986
Refunding RB Series 2021 O	4.00%	01/01/41 (a)	225,000	211,976
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2021 O	4.00%	01/01/42 (a)	150,000	139,157
Refunding RB Series 2021 O	4.00%	01/01/45 (a)	750,000	674,598
Refunding RB Series 2024 P	5.00%	01/01/34	155,000	177,252
Refunding RB Series 2024 P	5.00%	01/01/36 (a)	25,000	28,046
Refunding RB Series 2024 P	5.00%	01/01/44 (a)	100,000	103,494
Refunding RB Series 2024 P	5.00%	01/01/49 (a)	100,000	101,853
Refunding RB Series 2024 P	5.25%	01/01/54 (a)	295,000	305,683
Refunding RB Series 2024 Q	5.00%	01/01/28	95,000	100,682
Refunding RB Personal Income Tax Revenue Series 2021 A1	5.00%	03/15/30	90,000	99,000
Refunding RB Personal Income Tax Revenue Series 2021 A1	3.00%	03/15/49 (a)	1,000,000	716,708
Refunding RB Personal Income Tax Revenue Series 2021 A1	4.00%	03/15/52 (a)	695,000	603,482
Refunding RB Personal Income Tax Revenue Series 2021 A-1	5.00%	03/15/35 (a)	250,000	270,445
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/37 (a)	5,080,000	5,101,898
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/41 (a)	250,000	233,407
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/45 (a)	220,000	197,909
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/47 (a)	500,000	443,835
Refunding RB Personal Income Tax Revenue Series 2021 A-1	3.00%	03/15/48 (a)	130,000	94,176
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/56 (a)	335,000	286,804
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/57 (a)	350,000	298,612
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/59 (a)	215,000	182,201
Refunding RB Personal Income Tax Revenue Series 2022	5.00%	03/15/40 (a)	220,000	232,478
Refunding RB Personal Income Tax Revenue Series 2022	4.00%	03/15/43 (a)	230,000	209,075
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/28	45,000	47,811
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/30	220,000	241,999
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/31	4,000,000	4,461,059
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/35 (a)	380,000	419,070
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/39 (a)	190,000	202,657
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/48 (a)	45,000	45,747
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/49 (a)	450,000	400,366
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/51 (a)	250,000	220,678
Onondaga Civic Development Corp.
RB Syracuse University Series 2025	4.50%	12/01/50 (a)	1,000,000	953,803
Onondaga County Trust for Cultural Resources
Refunding RB Syracuse University Series 2019	4.00%	12/01/49 (a)	155,000	135,306
Port Authority of New York & New Jersey
RB Series 2012 175th	3.25%	12/01/42 (a)	75,000	58,531
RB Series 2019	4.00%	11/01/41 (a)	200,000	189,769
RB Series 2019	5.00%	11/01/44 (a)	3,620,000	3,692,760
RB Series 2023 241	5.00%	07/15/41 (a)	10,000	10,565
RB Series 2023 241	5.00%	07/15/42 (a)	250,000	261,856
Refunding RB Series 2015 194	5.00%	10/15/28 (a)	100,000	100,399
Refunding RB Series 2015 194	5.00%	10/15/30 (a)	100,000	100,341
Refunding RB Series 2015 194	5.00%	10/15/34 (a)	105,000	105,331
Refunding RB Series 2015 194	5.00%	10/15/41 (a)	230,000	230,320
Refunding RB Series 2015 194	5.25%	10/15/55 (a)	100,000	100,296
Refunding RB Series 2016 198	5.00%	11/15/46 (a)	25,000	25,153
Refunding RB Series 2016 198	5.25%	11/15/56 (a)	160,000	161,101
Refunding RB Series 2017	5.25%	10/15/57 (a)	200,000	201,476
Refunding RB Series 2017 205	5.00%	11/15/32 (a)	100,000	104,180
Refunding RB Series 2017 205	5.00%	11/15/34 (a)	125,000	129,390
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2018 209	5.00%	07/15/32 (a)	150,000	158,103
Refunding RB Series 2018 209	5.00%	07/15/34 (a)	65,000	68,016
Refunding RB Series 2018 211	4.00%	09/01/43 (a)	150,000	137,178
Refunding RB Series 2019 212	4.00%	09/01/37 (a)	50,000	49,729
Refunding RB Series 2019 212th	5.00%	09/01/34 (a)	135,000	143,703
Refunding RB Series 2019 213	5.00%	09/01/34 (a)	200,000	212,893
Refunding RB Series 2020 222	5.00%	07/15/33 (a)	125,000	136,133
Refunding RB Series 2020 222	5.00%	07/15/34 (a)	150,000	162,397
Refunding RB Series 2020 222	5.00%	07/15/35 (a)	245,000	263,366
Refunding RB Series 2020 222	4.00%	07/15/39 (a)	100,000	98,022
Refunding RB Series 2020 222	4.00%	07/15/40 (a)	40,000	38,857
Refunding RB Series 2021 224	4.00%	07/15/41 (a)	150,000	141,999
Refunding RB Series 2021 224	4.00%	07/15/61 (a)	300,000	249,704
Refunding RB Series 2022 230	4.00%	12/01/26	25,000	25,501
Refunding RB Series 2022 233	5.25%	08/01/52 (a)	180,000	185,520
Refunding RB Series 2023 240	5.00%	07/15/53 (a)	200,000	203,490
Refunding RB Series 2023 243	5.00%	12/01/37 (a)	90,000	98,287
Refunding RB Series 2024 244	5.00%	07/15/35 (a)	250,000	282,806
Refunding RB Series 2024 244	5.00%	07/15/38 (a)	2,000,000	2,192,173
Refunding RB Series 2024 244	5.00%	07/15/39 (a)	145,000	157,412
Refunding RB Series 2024 245	5.00%	09/01/37 (a)	65,000	71,738
Refunding RB Series 2024 245	5.00%	09/01/54 (a)	250,000	255,720
State of New York
GO Bonds Series 2013 A	3.50%	03/01/43 (a)	70,000	59,066
Refunding GO Bonds Series 2025 A	5.00%	03/15/38 (a)	150,000	168,779
Suffolk County Water Authority
Refunding RB Series 2015	4.00%	06/01/31 (a)	100,000	100,080
Refunding RB Series 2015	3.00%	06/01/32 (a)	100,000	99,709
Triborough Bridge & Tunnel Authority
RB Series 2015 A	5.00%	11/15/50 (a)	150,000	150,047
RB Series 2017 C-2	5.00%	11/15/42 (a)	3,500,000	3,516,225
RB Series 2018 A	5.00%	11/15/45 (a)	200,000	200,845
RB Series 2018 A	4.00%	11/15/47 (a)	200,000	172,900
RB Series 2018 A	4.00%	11/15/48 (a)	1,000,000	858,847
RB Series 2020 A	5.00%	11/15/49 (a)	1,150,000	1,163,997
RB Series 2020 A	4.00%	11/15/54 (a)	300,000	255,677
RB Series 2020 A	5.00%	11/15/54 (a)	3,000,000	3,028,549
RB Series 2021 A	5.00%	11/01/25	165,000	166,159
RB Series 2021 A	5.00%	11/15/51 (a)	140,000	140,839
RB Series 2022 A	5.00%	11/15/42 (a)	30,000	31,136
RB Series 2022 A	5.00%	11/15/47 (a)	290,000	293,614
RB Series 2024 A-1	4.00%	11/15/54 (a)	35,000	29,939
RB Series 2025 A	5.00%	02/01/28	1,400,000	1,483,075
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C1A	4.00%	05/15/46 (a)	100,000	89,649
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C1A	5.00%	05/15/51 (a)	120,000	120,744
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C3	3.00%	05/15/51 (a)	500,000	349,520
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C-3	2.50%	05/15/51 (a)	100,000	60,035
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C-3	4.00%	05/15/51 (a)	125,000	109,585
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	4.00%	05/15/26	100,000	100,985
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/26	200,000	203,679
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/28	160,000	170,707
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/29	200,000	217,223
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/31	1,280,000	1,427,742
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/32	155,000	174,579
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 C	5.25%	05/15/41 (a)	45,000	47,618
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 C	5.00%	05/15/47 (a)	395,000	402,061
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 C	5.25%	05/15/52 (a)	330,000	339,527
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 D-2	4.50%	05/15/47 (a)	20,000	19,575
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 D-2	5.25%	05/15/47 (a)	110,000	113,992
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 D-2	5.50%	05/15/52 (a)	645,000	674,688
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 B	5.00%	11/15/28 (a)	370,000	396,940
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 A	5.00%	05/15/49 (a)	170,000	173,112
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 A	5.00%	05/15/54 (a)	150,000	152,039
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2025 B-1	5.00%	03/15/27	1,170,000	1,213,793
RB Real Estate Transfer Tax Series 2025 A	5.00%	12/01/37 (a)	150,000	166,533
RB Real Estate Transfer Tax Series 2025 A	5.00%	12/01/38 (a)	50,000	54,625
RB Real Estate Transfer Tax Series 2025 A	5.25%	12/01/47 (a)	2,085,000	2,175,418
RB Real Estate Transfer Tax Series 2025 A	5.25%	12/01/54 (a)	50,000	51,639
RB Real Estate Transfer Tax Series 2025 A	5.50%	12/01/59 (a)	250,000	262,659
Refunding RB Series 2001 C	3.90%	01/01/32 (a)(c)(e)	1,015,000	1,015,000
Refunding RB Series 2012 B	3.68%	11/15/32 (d)	200,000	155,910
Refunding RB Series 2013 A	4.54%	11/15/31 (d)	305,000	246,249
Refunding RB Series 2016 A	5.00%	11/15/46 (a)	100,000	100,490
Refunding RB Series 2017 B	5.00%	11/15/27 (a)	65,000	67,677
Refunding RB Series 2017 B	5.00%	11/15/29 (a)	25,000	25,960
Refunding RB Series 2017 B	5.00%	11/15/34 (a)	200,000	206,080
Refunding RB Series 2017 B	5.00%	11/15/36 (a)	250,000	256,409
Refunding RB Series 2017 B	5.00%	11/15/37 (a)	110,000	112,579
Refunding RB Series 2017 C-1	5.00%	11/15/25	285,000	287,287
Refunding RB Series 2017 C-1	5.00%	11/15/28	75,000	80,814
Refunding RB Series 2018 B	5.00%	11/15/30	50,000	55,617
Refunding RB Series 2018 C	5.00%	11/15/37 (a)	185,000	189,947
Refunding RB Series 2023 A	5.00%	11/15/28	200,000	215,503
Refunding RB Series 2023 A	5.00%	11/15/31	120,000	135,110
Refunding RB Series 2023 A	5.00%	11/15/36 (a)	135,000	148,595
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 A-1	4.00%	05/15/46 (a)	1,350,000	1,208,843
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 A-1	5.00%	05/15/51 (a)	2,050,000	2,061,582
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C-2	3.00%	05/15/32 (a)	25,000	24,380
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 A	5.00%	05/15/47 (a)	135,000	137,413
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 A	4.00%	05/15/51 (a)	175,000	153,419
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 A	5.00%	05/15/52	250,000	264,781
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 A	5.00%	05/15/57 (a)	250,000	251,282
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 E	5.00%	11/15/27 (a)	275,000	289,019
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 E	5.00%	11/15/32 (a)	330,000	371,042
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 E-1	5.00%	11/15/27 (a)	300,000	315,293
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 A	5.00%	11/15/25	165,000	166,263
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 A	5.00%	11/15/26	2,285,000	2,351,387
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 A	5.00%	11/15/34 (a)	65,000	72,746
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 C	5.00%	11/15/34 (a)	30,000	33,773
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 C	5.00%	11/15/36 (a)	95,000	104,656
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 C	5.25%	11/15/40 (a)	115,000	124,661
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 B	4.13%	05/15/54 (a)	670,000	586,693
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 B-1	5.25%	05/15/54 (a)	1,285,000	1,328,296
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 B-2	5.00%	05/15/31 (a)	2,165,000	2,410,571
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 C	5.00%	11/15/35 (a)	3,000,000	3,387,351
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 C	5.00%	11/15/36 (a)	6,000,000	6,690,306
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 C	5.00%	11/15/38 (a)	275,000	299,570
Triborough Bridge & Tunnel Authority Sales Tax Revenue
RB Series 2022 A	4.00%	05/15/52 (a)	200,000	173,182
RB Series 2022 A	5.25%	05/15/52 (a)	260,000	267,151
RB Series 2022 A	4.00%	05/15/57 (a)	150,000	126,031
RB Series 2022 A	5.25%	05/15/57 (a)	200,000	204,646
RB Series 2023 A	4.00%	05/15/48 (a)	460,000	405,170
RB Series 2023 A	4.13%	05/15/53 (a)	100,000	87,788
RB Series 2023 A	4.25%	05/15/58 (a)	100,000	89,429
RB Series 2024 A-1	4.00%	05/15/54 (a)	150,000	128,657
RB Series 2024 A-1	5.00%	05/15/54 (a)	340,000	346,353
RB Series 2024 A-1	5.25%	05/15/59 (a)	1,000,000	1,035,055
RB Series 2024 A-1	4.13%	05/15/64 (a)	470,000	405,695
RB Series 2024 A-1	5.25%	05/15/64 (a)	1,250,000	1,289,254
Troy Capital Resource Corp.
Refunding RB Rensselaer Polytechnic Institute Series 2020 A	4.00%	09/01/40 (a)	200,000	181,430
Trust for Cultural Resources of The City of New York
Refunding RB Lincoln Center for the Performing Arts, Inc. Series 2020 A	4.00%	12/01/33 (a)	250,000	254,433
Utility Debt Securitization Authority
RB Series 2017	5.00%	12/15/38 (a)	50,000	51,213
RB Series 2017	5.00%	12/15/39 (a)	130,000	132,889
RB Series 2017	5.00%	12/15/40 (a)	5,155,000	5,257,119
RB Series 2017	5.00%	12/15/41 (a)	125,000	127,318
Refunding RB Series 2015	5.00%	12/15/32 (a)	250,000	251,972
Refunding RB Series 2015	5.00%	12/15/33 (a)	250,000	251,802
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2015	5.00%	12/15/35 (a)	150,000	150,878
Refunding RB Series 2015	5.00%	12/15/36 (a)	250,000	251,294
Refunding RB Series 2016 A	5.00%	12/15/28 (a)	200,000	204,297
Refunding RB Series 2016 A	5.00%	12/15/33 (a)	200,000	203,537
Refunding RB Series 2016 A	5.00%	12/15/34 (a)	285,000	289,717
Refunding RB Series 2016 B	5.00%	12/15/30 (a)	25,000	25,511
Refunding RB Series 2016 B	5.00%	12/15/33 (a)	85,000	86,503
Refunding RB Series 2022 TE	5.00%	12/15/30	125,000	134,490
Refunding RB Series 2022 TE	5.00%	06/15/31	85,000	92,141
Refunding RB Series 2022 TE	5.00%	12/15/31	195,000	212,946
				533,107,065
NORTH CAROLINA 1.3%
City of Charlotte
Refunding COP Series 2021 A	3.00%	06/01/48 (a)	170,000	122,478
City of Charlotte Airport Revenue
RB Series 2022 A	4.00%	07/01/52 (a)	200,000	177,771
City of Charlotte Water & Sewer System Revenue
RB Series 2024	5.00%	07/01/54 (a)	250,000	258,809
City of Raleigh Combined Enterprise System Revenue
Refunding RB Series 2023	5.00%	09/01/48 (a)	250,000	259,987
County of Guilford
GO Bonds Series 2025	5.00%	03/01/31	25,000	27,965
GO Bonds Series 2025	5.00%	03/01/32	2,500,000	2,828,262
GO Bonds Series 2025	5.00%	03/01/33	1,290,000	1,472,354
GO Bonds Series 2025	5.00%	03/01/37 (a)	3,290,000	3,693,934
County of Union Enterprise System Revenue
RB Series 2021	3.00%	06/01/46 (a)	100,000	73,821
County of Wake
Refunding GO Bonds Series 2023 A	5.00%	05/01/34 (a)	6,710,000	7,607,589
North Carolina Capital Facilities Finance Agency
RB Duke University Series 2015 B	5.00%	10/01/41 (a)(b)	160,000	160,852
RB Duke University Series 2015 B	5.00%	10/01/55 (a)(b)	250,000	251,332
Refunding RB Duke University Series 2016 B	5.00%	07/01/42 (a)	100,000	100,837
North Carolina Municipal Power Agency No. 1
Refunding RB Series 2015 A	5.00%	01/01/27 (a)	60,000	60,599
Refunding RB Series 2015 A	5.00%	01/01/28 (a)	100,000	100,937
North Carolina State University at Raleigh
Refunding RB Series 2020 A	5.00%	10/01/30 (a)	155,000	170,493
North Carolina Turnpike Authority
RB Series 2009 B	3.89%	01/01/37 (c)(d)	25,000	15,516
RB Series 2019	4.58%	01/01/40 (a)(d)	200,000	101,330
RB Series 2019	4.56%	01/01/41 (a)(d)	195,000	92,497
RB Series 2019	4.51%	01/01/49 (a)(d)	250,000	72,725
RB Series 2019	4.00%	01/01/55 (a)	200,000	164,514
RB Series 2024 A	5.00%	01/01/58 (a)(c)	715,000	716,464
Refunding RB Series 2017 A	5.00%	07/01/54 (a)	200,000	193,777
Refunding RB Series 2018	4.00%	01/01/37 (a)(c)	40,000	39,523
Refunding RB Series 2018	4.00%	01/01/41 (a)(c)	140,000	132,997
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of North Carolina
GO Bonds Series 2019 B	5.00%	06/01/29	130,000	141,659
GO Bonds Series 2019 B	2.13%	06/01/36 (a)	335,000	277,124
RB Series 2019	5.00%	03/01/27	25,000	25,980
RB Series 2019	5.00%	03/01/30 (a)	200,000	214,805
RB Series 2019	5.00%	03/01/33 (a)	25,000	26,564
RB Series 2019	5.00%	03/01/34 (a)	55,000	58,227
RB Series 2019 0	5.00%	03/01/31 (a)	125,000	133,854
RB Highway Trust Fund Series 2020 B	5.00%	05/01/27	40,000	41,768
RB Highway Trust Fund Series 2020 B	5.00%	05/01/28	30,000	31,974
RB Highway Trust Fund Series 2020 B	5.00%	05/01/29	50,000	54,288
RB Highway Trust Fund Series 2020 B	5.00%	05/01/31 (a)	225,000	246,924
RB Highway Trust Fund Series 2020 B	3.00%	05/01/32 (a)	25,000	24,344
RB Highway Trust Fund Series 2020 B	3.00%	05/01/34 (a)	30,000	28,401
Refunding GO Bonds Series 2016 A	5.00%	06/01/27 (a)	4,000,000	4,087,824
Refunding GO Bonds Series 2016 A	5.00%	06/01/28 (a)	60,000	61,252
Refunding RB Series 2014 B	5.00%	06/01/26	95,000	97,036
Refunding RB Series 2017 B	5.00%	05/01/26	195,000	198,771
Refunding RB Series 2017 B	5.00%	05/01/27	330,000	344,587
Refunding RB Series 2017 B	5.00%	05/01/28 (a)	930,000	969,403
Refunding RB Series 2017 B	5.00%	05/01/29 (a)	80,000	83,220
Refunding RB Series 2025	5.00%	03/01/28	115,000	121,875
Refunding RB Series 2025	5.00%	03/01/29	1,000,000	1,078,223
				27,245,466
OHIO 1.2%
American Municipal Power, Inc.
RB Greenup Hydroelectric Revenue Series 2016 A	5.00%	02/15/41 (a)	275,000	275,677
Refunding RB Fremont Energy Center Revenue Series 2021 A	5.00%	02/15/34 (a)	125,000	135,317
Refunding RB Fremont Energy Center Revenue Series 2021 A	4.00%	02/15/37 (a)	155,000	152,959
Refunding RB Prairie State Energy Campus Revenue Series 2019 C	5.00%	02/15/33 (a)	50,000	53,779
Refunding RB Prairie State Energy Campus Revenue Series 2019 C	4.00%	02/15/39 (a)	275,000	259,914
Refunding RB Prairie State Energy Campus Revenue Series 2021 A	4.00%	02/15/34 (a)	65,000	65,715
Refunding RB Prairie State Energy Campus Revenue Series 2021 A	4.00%	02/15/36 (a)	95,000	94,905
Brunswick City School District
GO Bonds Series 2023	5.50%	12/01/60 (a)(c)	60,000	62,357
City of Columbus
Refunding GO Bonds Series 2016 1	5.00%	07/01/25	115,000	115,000
Refunding GO Bonds Series 2016 1	5.00%	07/01/26	125,000	127,961
Refunding GO Bonds Series 2017 1	5.00%	04/01/29 (a)	100,000	104,595
City of Columbus Sewerage Revenue
Refunding RB Series 2015	5.00%	06/01/29 (a)	85,000	86,488
Columbus Regional Airport Authority
Refunding RB Series 2025 B	5.25%	01/01/55 (a)	250,000	257,537
County of Hamilton Sales Tax Revenue
Refunding RB Series 2016 A	5.00%	12/01/30 (a)	75,000	76,865
Refunding RB Series 2016 A	4.00%	12/01/31 (a)	450,000	453,996
Northeast Ohio Regional Sewer District
Refunding RB Series 2017	4.00%	11/15/43 (a)	100,000	92,747
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Ohio Higher Educational Facility Commission
Refunding RB Case Western Reserve University Series 2016	5.00%	12/01/40 (a)	200,000	204,861
Refunding RB John Carroll University Series 2022	4.00%	10/01/52 (a)	75,000	56,841
Ohio State University
RB Series 2023 B	5.00%	12/01/33 (a)	95,000	107,216
Refunding RB Series 2020 A	5.00%	12/01/29	140,000	153,374
Ohio Turnpike & Infrastructure Commission
RB Series 2013 A-2	3.79%	02/15/36 (d)	300,000	193,676
RB Series 2018 A	4.00%	02/15/32 (a)	125,000	127,296
RB Series 2018 A	5.00%	02/15/32 (a)	200,000	209,769
RB Series 2018 A	5.00%	02/15/33 (a)	205,000	214,538
RB Series 2021 A	5.00%	02/15/46 (a)	5,200,000	5,357,685
Refunding RB Series 2022 A	5.00%	02/15/31	50,000	55,399
Refunding RB Series 2022 A	5.00%	02/15/39 (a)	105,000	112,627
Ohio Water Development Authority
RB Series 2018	5.00%	06/01/28 (a)	75,000	79,703
RB Drinking Water Assistance Fund Series 2019	5.00%	12/01/29 (a)	175,000	190,802
RB Drinking Water Assistance Fund Series 2023 A	5.00%	12/01/33 (a)	10,105,000	11,502,600
RB Drinking Water Assistance Fund Series 2024 A	5.00%	12/01/41 (a)	200,000	213,938
RB Drinking Water Assistance Fund Series 2024 A	5.00%	12/01/44 (a)	50,000	52,379
RB Fresh Water Fund Series 2024 A	5.00%	06/01/31	135,000	151,137
Ohio Water Development Authority Water Pollution Control Loan Fund
RB Series 2023 C	5.00%	12/01/33 (a)	105,000	119,522
RB Series 2024 C	3.95%	12/01/54 (a)(c)(e)	600,000	600,000
RB Series 2024 D	5.00%	12/01/35 (a)	100,000	113,264
RB Series 2024 D	5.00%	12/01/36 (a)	55,000	61,610
Refunding RB Series 2023 A	5.00%	12/01/25	150,000	151,378
Refunding RB Series 2023 A	5.00%	12/01/27	20,000	21,144
Port of Greater Cincinnati Development Authority
Refunding RB Series 2024 B	4.25%	12/01/48 (a)(c)	60,000	55,197
Refunding RB Series 2024 B	5.00%	12/01/53 (a)	100,000	98,100
Shaker Heights City School District
GO Bonds Series 2024	5.25%	12/15/59 (a)	150,000	155,636
State of Ohio
GO Bonds Series 2025 A	5.00%	06/15/34	500,000	572,128
RB Series 2018 1	5.00%	12/15/25	285,000	287,689
RB Series 2018 1	5.00%	12/15/27	35,000	36,930
Refunding GO Bonds Series 2015 A	5.00%	09/01/25	100,000	100,344
Refunding GO Bonds Series 2017 B	5.00%	09/15/25	25,000	25,107
Refunding GO Bonds Series 2017 B	5.00%	09/15/28	160,000	171,763
Refunding GO Bonds Series 2017 C	5.00%	08/01/25	120,000	120,202
Refunding GO Bonds Series 2017 U	5.00%	05/01/26	75,000	76,444
Refunding GO Bonds Series 2020 B	5.00%	08/01/25	100,000	100,168
Refunding GO Bonds Series 2021 B	5.00%	09/15/29	35,000	38,242
Refunding GO Bonds Series 2021 B	5.00%	09/15/31	30,000	33,698
University of Cincinnati
RB Series 2024 A	5.25%	06/01/49 (a)	80,000	83,014
Willoughby-Eastlake City School District
GO Bonds Series 2016	5.00%	12/01/46 (a)(b)	35,000	35,300
				24,456,533
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OKLAHOMA 0.6%
Canadian County Educational Facilities Authority
RB Independent School District No. 69 Mustang Series 2017	3.00%	09/01/29 (a)	100,000	98,600
RB Independent School District No. 69 Mustang Series 2023 A	5.25%	09/01/34 (a)	75,000	83,466
Cleveland County Educational Facilities Authority
RB Independent School District No. 2 Moore Series 2021	4.00%	06/01/27	225,000	229,582
Grand River Dam Authority
RB Electric System Revenue Series 2023	5.00%	06/01/38 (a)	220,000	235,251
RB Electric System Revenue Series 2023	5.00%	06/01/39 (a)	50,000	53,067
Refunding RB Series 2016 A	5.00%	06/01/28 (a)	35,000	35,993
Refunding RB Series 2016 A	5.00%	06/01/30 (a)	30,000	30,805
Refunding RB Series 2016 A	5.00%	06/01/31 (a)	75,000	76,970
Refunding RB Series 2016 A	5.00%	06/01/32 (a)	35,000	35,895
Refunding RB Series 2024 A	5.00%	06/01/39 (a)	95,000	101,367
Oklahoma Capitol Improvement Authority
RB Series 2020 B	4.00%	07/01/50 (a)	100,000	86,051
Oklahoma City Water Utilities Trust
RB Series 2024	5.00%	07/01/54 (a)	5,000,000	5,083,666
Oklahoma County Finance Authority
RB Independent School District No. 4 Choctaw-Nicoma Park Series 2023	5.00%	09/01/36 (a)	685,000	733,294
Oklahoma County Independent School District No. 89 Oklahoma City
GO Bonds Series 2023 A	3.00%	07/01/25	75,000	75,000
GO Bonds Series 2023 A	3.00%	07/01/26	375,000	376,341
GO Bonds Series 2024 A	1.25%	07/01/26	150,000	147,962
GO Bonds Series 2024 A	4.00%	07/01/27	45,000	46,138
Oklahoma Industries Authority
RB Oklahoma County Independent School District No. 89 Oklahoma City Series 2024	5.00%	04/01/32	90,000	99,399
Oklahoma Turnpike Authority
RB Series 2017 A	5.00%	01/01/42 (a)	25,000	25,279
RB Series 2017 A	4.00%	01/01/47 (a)	110,000	96,668
RB Series 2017 C	4.00%	01/01/42 (a)	350,000	327,928
RB Series 2018 A	4.00%	01/01/48 (a)	100,000	90,884
RB Series 2023	5.50%	01/01/53 (a)	340,000	354,699
RB Series 2025 A	5.00%	01/01/39 (a)	120,000	130,411
RB Series 2025 A	5.25%	01/01/47 (a)	2,000,000	2,097,982
Refunding RB Series 2017 D	5.00%	01/01/26	105,000	106,196
Refunding RB Series 2017 D	5.00%	01/01/27	125,000	129,491
Refunding RB Series 2017 D	5.00%	01/01/28	75,000	79,131
Refunding RB Series 2020 A	5.00%	01/01/30	35,000	38,209
Oklahoma Water Resources Board
RB Series 2021	5.00%	04/01/51 (a)	150,000	153,136
RB Series 2024 B	4.25%	10/01/50 (a)	300,000	280,624
RB Drinking Water State Revolving Fund Series 2023 A	4.13%	04/01/53 (a)	200,000	175,632
University of Oklahoma
RB Series 2021 A	5.00%	07/01/46 (a)(c)	135,000	138,004
Refunding RB Series 2024 A	5.00%	07/01/49 (a)(c)	150,000	152,456
				12,005,577
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OREGON 0.8%
City of Portland Sewer System Revenue
Refunding RB Series 2023 A	5.00%	12/01/47 (a)	100,000	102,643
Refunding RB Series 2025 A	5.00%	10/01/54 (a)	530,000	540,656
Clackamas County School District No. 12 North Clackamas
GO Bonds Series 2017 A	4.02%	06/15/36 (a)(c)(d)	50,000	30,562
GO Bonds Series 2017 B	5.00%	06/15/37 (a)(c)	200,000	204,498
County of Multnomah
GO Bonds Series 2021 A	5.00%	06/15/29	60,000	65,332
Deschutes Public Library District
GO Bonds Series 2021	3.00%	12/01/41 (a)	50,000	39,623
Hillsboro School District No. 1J
GO Bonds Series 2017	5.00%	06/15/38 (a)(c)	25,000	25,629
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
GO Bonds Series 2017 B	5.00%	06/15/37 (a)(c)	50,000	50,964
Multnomah County School District No. 1J Portland
GO Bonds Series 2020	5.00%	06/15/28 (c)	105,000	112,186
GO Bonds Series 2020 0	5.00%	06/15/26 (c)	100,000	102,129
Oregon City School District No. 62
GO Bonds Series 2018 B	5.00%	06/15/49 (a)(c)	150,000	150,596
GO Bonds Series 2025 B	5.00%	06/15/49 (a)(c)	250,000	256,824
Salem-Keizer School District No. 24J
GO Bonds Series 2009 B	3.22%	06/15/29 (c)(d)	70,000	61,667
GO Bonds Series 2018	5.00%	06/15/37 (a)(c)	75,000	77,202
State of Oregon
GO Bonds Series 2023 A	5.00%	05/01/34 (a)	75,000	84,837
GO Bonds Series 2023 A	5.00%	05/01/36 (a)	30,000	33,264
GO Bonds Series 2023 A	5.00%	05/01/37 (a)	75,000	82,434
GO Bonds Series 2023 A	5.00%	05/01/38 (a)	75,000	81,638
GO Bonds Series 2023 A	5.00%	05/01/43 (a)	110,000	115,455
GO Bonds Series 2023 A	5.00%	05/01/48 (a)	120,000	123,778
State of Oregon Department of Transportation
RB Series 2017 A	5.00%	11/15/25	50,000	50,394
RB Series 2020 A	5.00%	11/15/40 (a)	290,000	303,656
RB Series 2022 A	5.25%	11/15/47 (a)	10,000	10,513
RB Series 2023 A	5.00%	11/15/42 (a)	100,000	105,022
Refunding RB Series 2019 A	5.00%	11/15/36 (a)	200,000	210,535
Refunding RB Series 2024 A	5.00%	11/15/33	10,000,000	11,403,590
Refunding RB Series 2024 A	5.00%	11/15/34	250,000	285,257
Tri-County Metropolitan Transportation District of Oregon
RB Payroll Tax Revenue Series 2018 A	5.00%	09/01/43 (a)(b)	100,000	104,898
Washington & Multnomah Counties School District No. 48J Beaverton
GO Bonds Series 2022 B	5.00%	06/15/52 (a)(c)	250,000	254,505
GO Bonds Series 2025 A	4.98%	06/15/42 (a)(c)(d)	1,000,000	437,150
GO Bonds Series 2025 A	5.07%	06/15/43 (a)(c)(d)	1,000,000	410,103
GO Bonds Series 2025 A	5.21%	06/15/45 (a)(c)(d)	1,000,000	361,855
				16,279,395
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
PENNSYLVANIA 2.9%
Allegheny County Sanitary Authority
RB Series 2018	5.00%	06/01/43 (a)	150,000	151,557
RB Series 2018	4.00%	06/01/48 (a)	70,000	62,237
Refunding RB Series 2024	4.00%	12/01/49 (a)	115,000	101,663
City of Philadelphia
GO Bonds Series 2015 B	4.00%	08/01/35 (a)	160,000	160,115
City of Philadelphia Water & Wastewater Revenue
RB Series 2018 A	5.00%	10/01/43 (a)	30,000	30,328
RB Series 2018 A	5.00%	10/01/48 (a)	25,000	25,159
RB Series 2018 A	5.00%	10/01/53 (a)	80,000	80,334
RB Series 2019 B	5.00%	11/01/44 (a)	3,070,000	3,094,812
RB Series 2019 B	5.00%	11/01/49 (a)	200,000	200,741
RB Series 2021 C	5.00%	10/01/46 (a)	225,000	229,663
RB Series 2021 C	4.00%	10/01/51 (a)	300,000	258,375
RB Series 2024 C	5.00%	09/01/37 (a)	90,000	98,863
RB Series 2024 C	5.00%	09/01/38 (a)	150,000	162,790
RB Series 2024 C	5.25%	09/01/49 (a)	65,000	67,544
Refunding RB Series 2023 B	5.00%	09/01/28 (c)	85,000	90,756
Commonwealth of Pennsylvania
GO Bonds Series 2015 1st	5.00%	03/15/32 (a)	220,000	220,135
GO Bonds Series 2015 1ST	4.00%	03/15/35 (a)	50,000	50,088
GO Bonds Series 2015 D	4.00%	08/15/34 (a)	75,000	75,132
GO Bonds Series 2016 1st	3.13%	02/01/36 (a)(c)	505,000	466,809
GO Bonds Series 2016 2nd	5.00%	09/15/25	100,000	100,430
GO Bonds Series 2016 2nd	4.00%	09/15/30 (a)	100,000	100,935
GO Bonds Series 2016 2nd	4.00%	09/15/32 (a)	125,000	125,903
GO Bonds Series 2016 2nd	3.00%	09/15/35 (a)	225,000	204,102
GO Bonds Series 2016 2nd	3.00%	09/15/36 (a)	270,000	234,011
GO Bonds Series 2016 2ND	4.00%	09/15/31 (a)	35,000	35,294
GO Bonds Series 2016 2ND	3.00%	09/15/33 (a)(c)	100,000	94,252
GO Bonds Series 2016 2ND	4.00%	09/15/34 (a)	25,000	25,120
GO Bonds Series 2018 1st	5.00%	03/01/27	250,000	259,800
GO Bonds Series 2018 1st	5.00%	03/01/32 (a)	175,000	183,494
GO Bonds Series 2018 1st	4.00%	03/01/34 (a)(c)	1,000,000	1,010,883
GO Bonds Series 2018 1st	4.00%	03/01/36 (a)	8,205,000	8,249,189
GO Bonds Series 2018 1st	3.75%	03/01/39 (a)(c)	100,000	97,004
GO Bonds Series 2020 1	2.00%	05/01/39 (a)	230,000	165,402
GO Bonds Series 2020 1	2.13%	05/01/40 (a)	85,000	60,378
GO Bonds Series 2021 1ST	2.00%	05/15/38 (a)	40,000	29,544
GO Bonds Series 2021 1ST	2.00%	05/15/39 (a)	25,000	17,883
GO Bonds Series 2021 1ST	2.00%	05/15/41 (a)	150,000	100,229
GO Bonds Series 2022	5.00%	10/01/25	200,000	201,055
GO Bonds Series 2022	5.00%	10/01/28	100,000	107,247
GO Bonds Series 2022	5.00%	10/01/30	75,000	83,048
GO Bonds Series 2022	5.00%	10/01/34 (a)	50,000	55,570
GO Bonds Series 2022	5.00%	10/01/38 (a)	150,000	160,587
GO Bonds Series 2022	5.00%	10/01/40 (a)	25,000	26,415
GO Bonds Series 2023 1st	5.00%	09/01/28	110,000	117,794
GO Bonds Series 2023 1st	5.00%	09/01/31	625,000	698,011
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023 1st	5.00%	09/01/32	320,000	360,657
GO Bonds Series 2023 1st	5.00%	09/01/36 (a)	250,000	274,683
GO Bonds Series 2023 1st	4.00%	09/01/40 (a)	4,500,000	4,324,192
GO Bonds Series 2023 1st	4.00%	09/01/41 (a)	3,000,000	2,820,382
GO Bonds Series 2023 1st	4.00%	09/01/42 (a)	100,000	92,749
GO Bonds Series 2024 1ST	5.00%	08/15/29	50,000	54,454
GO Bonds Series 2024 1ST	5.00%	08/15/31	65,000	72,560
GO Bonds Series 2024 1ST	5.00%	08/15/33	40,000	45,338
GO Bonds Series 2024 1ST	5.00%	08/15/34	175,000	198,558
GO Bonds Series 2024 BID	5.00%	08/15/37 (a)	25,000	27,391
GO Bonds Series 2024 BID	4.00%	08/15/41 (a)	200,000	189,896
Refunding COP Series 2018 A	5.00%	07/01/43 (a)	200,000	202,008
Refunding GO Bonds Series 2015 1st	5.00%	08/15/25	115,000	115,293
Refunding GO Bonds Series 2016 1	5.00%	09/15/25	110,000	110,473
Refunding GO Bonds Series 2016 1	5.00%	09/15/26	200,000	205,610
Refunding GO Bonds Series 2016 2	5.00%	01/15/28 (a)	300,000	310,407
Refunding GO Bonds Series 2016 2nd	5.00%	01/15/27	30,000	31,083
Refunding GO Bonds Series 2017 1	5.00%	01/01/26	120,000	121,283
Refunding GO Bonds Series 2017 1	5.00%	01/01/27	360,000	372,664
Refunding GO Bonds Series 2017 1	5.00%	01/01/28 (a)	500,000	516,932
Refunding GO Bonds Series 2017 1	3.00%	01/01/31 (a)	75,000	72,535
Refunding GO Bonds Series 2019	5.00%	07/15/27	200,000	209,375
Refunding GO Bonds Series 2019	5.00%	07/15/28	185,000	197,648
Refunding GO Bonds Series 2019	5.00%	07/15/29	100,000	108,763
Refunding GO Bonds Series 2023 1st	5.00%	09/01/26	80,000	82,169
Refunding GO Bonds Series 2023 1st	5.00%	09/01/29	60,000	65,392
Refunding GO Bonds Series 2023 1st	5.00%	09/01/32	3,085,000	3,476,955
County of Allegheny
GO Bonds Series 2020 C-78	4.00%	11/01/45 (a)	50,000	45,079
GO Bonds Series 2020 C-78	4.00%	11/01/49 (a)	2,750,000	2,385,687
GO Bonds Series 2024 C-80	5.00%	12/01/54 (a)	150,000	152,507
Delaware River Joint Toll Bridge Commission
RB Series 2017	5.00%	07/01/42 (a)	100,000	100,846
Delaware River Port Authority
RB Series 2013	5.00%	01/01/40 (a)	50,000	50,028
Refunding RB Series 2018 B	5.00%	01/01/26	130,000	131,416
Delaware Valley Regional Finance Authority
RB Series 1998 A	5.50%	08/01/28 (c)	110,000	118,624
RB Series 2002	5.75%	07/01/32	645,000	744,043
Refunding RB Series 2023 A	4.00%	03/01/33 (a)	85,000	88,230
Refunding RB Series 2023 A	4.00%	03/01/34 (a)	90,000	93,253
Northampton County General Purpose Authority
Refunding RB Lafayette College Series 2017	5.00%	11/01/34 (a)	250,000	256,491
Refunding RB Lehigh University Series 2024 A	5.00%	11/15/34	200,000	227,685
Pennsylvania Higher Educational Facilities Authority
RB Series 2016 AT-1	3.00%	06/15/45 (a)(b)	5,000	4,063
RB Series 2016 AT-1	3.00%	06/15/45 (a)	325,000	236,241
RB Trustees of the University of Pennsylvania Series 2017 A	4.00%	08/15/41 (a)	45,000	42,127
RB Trustees of the University of Pennsylvania Series 2018 A	4.00%	02/15/43 (a)	215,000	197,054
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Pennsylvania State University
RB Series 2016 A	5.00%	09/01/41 (a)	1,000,000	1,012,547
RB Series 2017 A	5.00%	09/01/47 (a)	150,000	150,504
RB Series 2023	5.25%	09/01/48 (a)	10,000	10,448
Pennsylvania Turnpike Commission
RB Series 2015 B	5.00%	12/01/40 (a)	90,000	90,135
RB Series 2015 B	5.00%	12/01/45 (a)	100,000	100,057
RB Series 2016 A-1	5.00%	12/01/46 (a)	30,000	30,007
RB Series 2016 A-1	5.00%	12/01/46 (a)	250,000	248,474
RB Series 2017 A	4.00%	12/01/37 (a)(c)	100,000	99,596
RB Series 2017 A-1	5.00%	12/01/47 (a)	1,000,000	1,002,947
RB Series 2017 B-1	5.25%	06/01/47 (a)	200,000	201,274
RB Series 2018 A-2	5.00%	12/01/43 (a)	90,000	90,872
RB Series 2019 A	5.00%	12/01/39 (a)	50,000	51,937
RB Series 2019 A	5.00%	12/01/44 (a)	55,000	55,183
RB Series 2019 A	5.00%	12/01/44 (a)	200,000	200,238
RB Series 2019 A	4.00%	12/01/49 (a)	100,000	87,389
RB Series 2019 A	4.00%	12/01/49 (a)(c)	70,000	61,994
RB Series 2019 A	5.00%	12/01/49 (a)	120,000	120,750
RB Series 2020 B	5.00%	12/01/45 (a)	360,000	368,817
RB Series 2020 B	5.00%	12/01/50 (a)	265,000	265,225
RB Series 2021 A	3.00%	12/01/42 (a)	80,000	63,431
RB Series 2021 A	4.00%	12/01/43 (a)	60,000	55,407
RB Series 2021 A	4.00%	12/01/46 (a)	70,000	62,708
RB Series 2021 A	4.00%	12/01/50 (a)	1,105,000	957,420
RB Series 2024 C	5.00%	12/01/49 (a)	200,000	204,760
RB Series 2025 A	4.13%	12/01/50 (a)	1,000,000	924,010
Refunding RB Series 2015 A-1	4.00%	12/01/41 (a)	110,000	104,288
Refunding RB Series 2016 A	5.00%	12/01/30 (a)	190,000	195,220
Refunding RB Series 2016 A	3.38%	12/01/41 (a)	370,000	317,544
Refunding RB Series 2016 B	5.00%	06/01/28 (a)	120,000	122,223
Refunding RB Series 2016 B	4.00%	06/01/33 (a)	120,000	120,188
Refunding RB Series 2016 B	4.00%	06/01/34 (a)	50,000	50,051
Refunding RB Series 2017 2nd	5.00%	12/01/33 (a)	50,000	51,925
Refunding RB Series 2017 2nd	5.00%	12/01/34 (a)	60,000	62,100
Refunding RB Series 2017 2nd	5.00%	12/01/36 (a)	40,000	41,107
Refunding RB Series 2017 2ND	5.00%	12/01/31 (a)	250,000	261,098
Refunding RB Series 2017 2ND	5.00%	12/01/35 (a)	95,000	97,916
Refunding RB Series 2017 3	5.00%	12/01/40 (a)	250,000	254,255
Refunding RB Series 2017 B2	5.00%	06/01/28 (a)	60,000	62,356
Refunding RB Series 2017 B-2	4.00%	06/01/37 (a)(c)	80,000	80,024
Refunding RB Series 2017 B-2	4.00%	06/01/38 (a)	125,000	122,650
Refunding RB Series 2017 B-2	4.00%	06/01/39 (a)	100,000	97,027
Refunding RB Series 2019	5.00%	12/01/25	65,000	65,556
Refunding RB Series 2022 A	5.00%	12/01/32	125,000	140,351
Refunding RB Series 2022 A	5.00%	12/01/33 (a)	200,000	223,993
Refunding RB Series 2022 B	5.25%	12/01/52 (a)	250,000	257,116
Refunding RB Series 2023 1st	5.00%	12/01/33 (a)	6,000,000	6,777,870
Refunding RB Series 2023 A	5.00%	12/01/53 (a)	200,000	204,299
Refunding RB Series 2024 1st	5.00%	12/01/41 (a)	250,000	260,838
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024 1ST	5.00%	12/01/36 (a)	125,000	137,406
Refunding RB Series 2024 1ST	5.00%	12/01/41 (a)	60,000	63,651
Refunding RB Series 2024 1ST	5.00%	12/01/42 (a)	75,000	78,776
Refunding RB Series 2025 2ND	5.00%	12/01/26	250,000	258,108
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
RB Series 2018 A	5.00%	12/01/48 (a)	100,000	100,024
Refunding RB Series 2021 A	5.00%	12/01/46 (a)	125,000	126,563
Refunding RB Series 2021 A	4.00%	12/01/51 (a)	700,000	609,401
Refunding RB Series 2021 B	5.00%	12/01/46 (a)	260,000	260,968
Refunding RB Series 2021 B	4.00%	12/01/51 (a)	100,000	85,809
Refunding RB Series 2021 B	4.00%	12/01/53 (a)	200,000	169,893
Philadelphia Authority for Industrial Development
Refunding RB St. Joseph’s University Series 2020 A	4.00%	11/01/45 (a)	100,000	84,676
Philadelphia Gas Works Co.
RB Series 2020 A	5.00%	08/01/50 (a)(c)	180,000	178,481
RB Series 2024 A	5.25%	08/01/49 (a)	250,000	256,414
Refunding RB Series 2017 15th	5.00%	08/01/42 (a)	150,000	150,461
Pittsburgh Water & Sewer Authority
RB Series 1998 B	3.23%	09/01/28 (c)(d)	15,000	13,590
RB Series 1998 B	3.26%	09/01/29 (c)(d)	15,000	13,123
Refunding RB Series 2019 B	5.00%	09/01/32 (c)	100,000	112,705
Refunding RB Series 2019 B	4.00%	09/01/34 (a)(c)	75,000	76,297
School District of Philadelphia
GO Bonds Series 2018 B	4.00%	09/01/43 (a)(c)	195,000	181,222
GO Bonds Series 2019 A	5.00%	09/01/44 (a)(c)	115,000	115,200
GO Bonds Series 2019 D	3.00%	09/01/44 (a)(c)	50,000	37,845
GO Bonds Series 2023 A	5.50%	09/01/48 (a)(c)	100,000	104,025
Refunding GO Bonds Series 2007 A	5.00%	06/01/34 (c)	125,000	138,900
Refunding GO Bonds Series 2016 F	5.00%	09/01/26 (c)	20,000	20,505
Refunding GO Bonds Series 2016 F	5.00%	09/01/27 (a)(c)	85,000	86,877
Refunding GO Bonds Series 2016 F	5.00%	09/01/28 (a)(c)	110,000	112,125
Southeastern Pennsylvania Transportation Authority
RB Series 2022	5.25%	06/01/47 (a)	50,000	51,864
RB Series 2022	5.25%	06/01/52 (a)	250,000	255,772
State Public School Building Authority
RB School District of Philadelphia Series 2006 B	5.00%	06/01/29 (c)	95,000	101,870
Refunding RB School District of Philadelphia Series 2016 A	5.00%	06/01/31 (a)(c)	95,000	96,491
Refunding RB School District of Philadelphia Series 2016 A	5.00%	06/01/32 (a)(c)	100,000	101,431
Refunding RB School District of Philadelphia Series 2016 A	5.00%	06/01/33 (a)(c)	670,000	678,664
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2023 A	5.00%	02/15/34 (a)	300,000	339,310
Refunding RB Series 2021	4.00%	04/15/26 (a)	180,000	181,382
Refunding RB Series 2023	5.00%	02/15/29 (a)	65,000	70,045
Westmoreland County Municipal Authority
Refunding RB Series 2016	5.00%	08/15/38 (a)(c)	45,000	45,037
				59,684,541
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RHODE ISLAND 0.1%
Rhode Island Commerce Corp.
RB Series 2016 B	5.00%	06/15/27 (a)	100,000	102,025
RB Series 2016 B	5.00%	06/15/29 (a)	250,000	254,611
RB Series 2016 B	5.00%	06/15/31 (a)	80,000	81,400
Rhode Island Health & Educational Building Corp.
RB Providence College Series 2023	5.00%	11/01/53 (a)	150,000	148,929
Refunding RB Brown University Series 2017 A	5.00%	09/01/29 (a)	165,000	171,846
Refunding RB Bryant University Series 2024	5.00%	06/01/48 (a)	250,000	245,992
Rhode Island Turnpike & Bridge Authority
Refunding RB Series 2016 A	5.00%	10/01/40 (a)	1,250,000	1,256,532
				2,261,335
SOUTH CAROLINA 0.4%
Charleston Educational Excellence Finance Corp.
Refunding RB School District Series 2023	5.00%	12/01/26	75,000	77,358
City of Charleston Waterworks & Sewer System Revenue
RB Series 2024 A	5.00%	01/01/49 (a)	200,000	208,857
RB Series 2024 A	5.00%	01/01/54 (a)	2,500,000	2,590,064
City of Columbia Waterworks & Sewer System Revenue
Refunding RB Series 2016 B	4.00%	02/01/41 (a)	100,000	95,301
City of Rock Hill Combined Utility System Revenue
RB Series 2024 A	5.00%	01/01/54 (a)	200,000	201,250
Greenville County School District
Refunding RB Series 2023	5.00%	12/01/26	75,000	77,443
Refunding RB Series 2023	5.00%	12/01/27	100,000	105,574
Horry County School District
GO Bonds Series 2024	5.00%	03/01/29 (c)	165,000	178,506
Piedmont Municipal Power Agency
Refunding RB Catawba Project Power Sales Revenue Series 2021 C	5.00%	01/01/34 (a)	230,000	233,691
South Carolina Public Service Authority
RB Series 2015 E	5.25%	12/01/55 (a)	100,000	100,081
RB Series 2021 B	5.00%	12/01/43 (a)	45,000	45,487
RB Series 2022 A	5.00%	12/01/31	55,000	60,800
RB Series 2022 A	5.00%	12/01/44 (a)	480,000	486,705
RB Series 2022 A	4.00%	12/01/52 (a)	150,000	125,707
RB Series 2022 E	5.75%	12/01/47 (a)	360,000	383,252
RB Series 2025 A	5.00%	12/01/50 (a)	250,000	251,181
RB Series 2025 A	5.00%	12/01/55 (a)	250,000	249,595
Refunding RB Series 2014 C	4.00%	12/01/45 (a)	30,000	26,510
Refunding RB Series 2015 A	5.00%	12/01/50 (a)	110,000	109,993
Refunding RB Series 2016 A	5.00%	12/01/29 (a)	85,000	85,815
Refunding RB Series 2016 A	5.00%	12/01/30 (a)	125,000	126,122
Refunding RB Series 2016 A	5.00%	12/01/37 (a)	115,000	115,102
Refunding RB Series 2016 B	5.00%	12/01/37 (a)	30,000	30,049
Refunding RB Series 2016 B	5.00%	12/01/46 (a)	100,000	100,129
Refunding RB Series 2020 A	5.00%	12/01/31 (a)	75,000	81,701
Refunding RB Series 2020 A	5.00%	12/01/32 (a)	210,000	226,908
Refunding RB Series 2020 A	4.00%	12/01/40 (a)	100,000	94,113
Refunding RB Series 2020 A	4.00%	12/01/42 (a)	150,000	136,395
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2020 A	5.00%	12/01/43 (a)	40,000	40,184
Refunding RB Series 2024 B	5.00%	12/01/37 (a)(c)	55,000	59,433
Refunding RB Series 2024 B	5.00%	12/01/42 (a)(c)	25,000	25,810
Refunding RB Series 2024 B	5.00%	12/01/43 (a)	45,000	46,046
Refunding RB Series 2024 B	5.00%	12/01/46 (a)	260,000	262,487
Refunding RB Series 2024 B	5.25%	12/01/54 (a)	200,000	203,422
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017 A	5.00%	10/01/40 (a)	25,000	25,405
Refunding RB Series 2021 B	5.00%	10/01/25	105,000	105,536
Refunding RB Series 2021 B	5.00%	10/01/26	50,000	51,462
Refunding RB Series 2021 B	5.00%	10/01/27	50,000	52,616
Refunding RB Series 2021 B	5.00%	10/01/28	180,000	193,162
Refunding RB Series 2021 B	5.00%	10/01/31	25,000	28,065
Spartanburg County School District No. 4
GO Bonds Series 2022 A	5.25%	03/01/52 (a)(c)	375,000	389,193
University of South Carolina
RB Series 2021 A	5.00%	05/01/46 (a)	50,000	50,985
				8,137,495
TENNESSEE 1.0%
City of Clarksville Water Sewer & Gas Revenue
RB Series 2021 A	5.00%	02/01/45 (a)	35,000	36,066
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
RB Belmont University Series 2023	5.25%	05/01/53 (a)	50,000	49,870
RB Vanderbilt University Series 2024	5.00%	10/01/34	10,000	11,340
RB Vanderbilt University Series 2024	4.00%	10/01/54 (a)	100,000	86,149
Metropolitan Government Nashville & Davidson County Sports Authority
RB Series 2023 A	5.25%	07/01/53 (a)(c)	150,000	154,495
Metropolitan Government of Nashville & Davidson County
GO Bonds Series 2017	4.00%	07/01/30 (a)	65,000	66,113
GO Bonds Series 2017	4.00%	07/01/34 (a)	200,000	201,169
GO Bonds Series 2018	5.00%	07/01/26	150,000	153,553
GO Bonds Series 2018	5.00%	07/01/27	40,000	41,897
GO Bonds Series 2018	5.00%	07/01/30 (a)	125,000	132,562
GO Bonds Series 2018	4.00%	07/01/33 (a)	125,000	126,471
GO Bonds Series 2021 C	5.00%	01/01/29	50,000	53,900
GO Bonds Series 2021 C	5.00%	01/01/30	50,000	54,805
GO Bonds Series 2021 C	4.00%	01/01/31	45,000	47,278
GO Bonds Series 2021 C	3.00%	01/01/33 (a)	50,000	48,065
GO Bonds Series 2021 C	3.00%	01/01/34 (a)	125,000	118,497
GO Bonds Series 2021 C	3.00%	01/01/35 (a)	55,000	51,275
GO Bonds Series 2022 B	4.00%	01/01/42 (a)	270,000	252,230
GO Bonds Series 2024 A	5.00%	01/01/32	445,000	500,886
GO Bonds Series 2024 A	5.00%	01/01/33	8,595,000	9,760,406
GO Bonds Series 2024 B	5.00%	01/01/36 (a)	5,400,000	6,068,631
GO Bonds Series 2024 B	4.00%	01/01/37 (a)	55,000	54,993
GO Bonds Series 2024 C	5.00%	01/01/40 (a)	345,000	372,890
GO Bonds Series 2024 C	5.00%	01/01/41 (a)	75,000	80,359
GO Bonds Series 2024 C	4.00%	01/01/44 (a)	250,000	228,534
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2024 C	4.00%	01/01/45 (a)	500,000	453,941
Refunding GO Bonds Series 2016	2.50%	01/01/29 (a)	110,000	106,362
Metropolitan Government of Nashville & Davidson County Electric Revenue
RB Series 2021 A	5.00%	05/15/46 (a)	25,000	25,648
RB Series 2024 A	5.25%	05/15/49 (a)	150,000	157,990
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue
RB Series 2021 A	4.00%	07/01/46 (a)	490,000	443,827
Metropolitan Nashville Airport Authority
RB Series 2019 A	4.00%	07/01/54 (a)	25,000	21,504
Tennessee State School Bond Authority
RB Series 2022 A	5.00%	11/01/52 (a)(c)	100,000	101,355
				20,063,061
TEXAS 7.8%
Alamo Community College District
GO Bonds Series 2022	5.00%	02/15/27	115,000	119,422
GO Bonds Series 2022	5.00%	02/15/30	10,000	10,927
Aldine Independent School District
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	200,000	176,772
Allen Independent School District
GO Bonds Series 2025	4.38%	02/15/50 (a)(c)	250,000	232,578
Aubrey Independent School District
GO Bonds Series 2022	4.00%	02/15/47 (a)(c)	200,000	178,259
Austin Community College District
GO Bonds Series 2015	4.00%	08/01/40 (a)	1,500,000	1,406,543
GO Bonds Series 2023	5.25%	08/01/53 (a)	55,000	56,951
Austin Independent School District
GO Bonds Series 2023	5.00%	08/01/25	75,000	75,125
GO Bonds Series 2023	5.00%	08/01/48 (a)	50,000	50,614
GO Bonds Series 2024	5.00%	08/01/36 (a)(c)	100,000	111,009
GO Bonds Series 2024	5.00%	08/01/37 (a)(c)	50,000	54,830
GO Bonds Series 2024	5.00%	08/01/38 (a)(c)	70,000	75,940
GO Bonds Series 2024	4.00%	08/01/44 (a)(c)	100,000	92,720
Azle Independent School District
Refunding GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	225,000	197,714
Barbers Hill Independent School District
GO Bonds Series 2022	4.00%	02/15/41 (a)(c)	100,000	96,277
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	460,000	404,804
Bastrop Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	125,000	127,675
Belton Independent School District
GO Bonds Series 2022	4.00%	02/15/47 (a)(c)	390,000	347,910
Bexar County Hospital District
GO Bonds Series 2020	5.00%	02/15/45 (a)	25,000	25,194
GO Bonds Series 2020	4.00%	02/15/50 (a)	345,000	298,878
GO Bonds Series 2022	4.25%	02/15/52 (a)	610,000	548,712
GO Bonds Series 2023	5.00%	02/15/48 (a)	245,000	246,995
Board of Regents of the University of Texas System
RB Series 2016 B	5.00%	08/15/26	265,000	271,937
RB Series 2016 E	5.00%	08/15/26	50,000	51,309
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2016 J	5.00%	08/15/25	150,000	150,363
RB Series 2016 J	5.00%	08/15/26	185,000	189,843
RB Series 2017 B	3.38%	08/15/44 (a)	80,000	66,288
RB Series 2019 B	5.00%	08/15/29	380,000	414,164
RB Series 2019 B	5.00%	08/15/49	300,000	317,633
RB Series 2023 A	5.00%	08/15/33 (a)	110,000	122,368
RB Series 2023 A	5.00%	08/15/34 (a)	200,000	220,998
RB Series 2023 A	5.00%	08/15/43 (a)	4,720,000	4,938,342
RB Series 2024 B	5.00%	08/15/41 (a)	130,000	138,009
RB Series 2024 B	5.00%	08/15/42 (a)	105,000	110,554
RB Series 2024 B	4.00%	08/15/54 (a)	165,000	140,301
Refunding RB Series 2019 A	5.00%	08/15/32 (a)	25,000	26,791
Refunding RB Series 2019 A	5.00%	08/15/34 (a)	235,000	249,316
Refunding RB Series 2020 A	5.00%	08/15/30	150,000	166,024
Refunding RB Series 2020 C	5.00%	08/15/31	145,000	162,468
Refunding RB Series 2021 A	4.00%	08/15/35 (a)	50,000	50,652
Refunding RB Series 2021 A	2.00%	08/15/36 (a)	250,000	197,006
Refunding RB Series 2021 A	2.25%	08/15/46 (a)	65,000	40,362
Refunding RB Series 2022 A	3.25%	08/15/52 (a)	50,000	37,161
Refunding RB Series 2023 A	5.00%	07/01/32 (c)	50,000	56,483
Refunding RB Series 2023 A	5.00%	07/01/40 (a)(c)	155,000	165,578
Refunding RB Series 2023 A	4.00%	07/01/41 (a)(c)	280,000	270,655
Refunding RB Series 2024 A	5.00%	08/15/26	200,000	205,235
Refunding RB Series 2024 A	5.00%	07/01/35 (a)(c)	100,000	112,455
Refunding RB Series 2024 A	5.00%	08/15/35 (a)	80,000	89,905
Refunding RB Series 2024 A	5.00%	07/01/36 (a)(c)	235,000	261,639
Refunding RB Series 2024 A	5.00%	07/01/37 (a)	3,390,000	3,734,773
Refunding RB Series 2024 A	5.00%	07/01/38 (a)	55,000	59,935
Refunding RB Series 2024 A	5.00%	07/01/39 (a)	100,000	108,014
Refunding RB Series 2024 A	4.13%	08/15/54 (a)	90,000	78,689
Refunding RB Series 2025 A	5.00%	07/01/39	200,000	223,469
Refunding RB Permanent University Fund Series 2024 B	5.00%	07/01/36	125,000	141,393
Refunding RB Permanent University Fund Series 2025 A	5.00%	07/01/34	1,000,000	1,136,104
Refunding RB University of Texas System Series 2024 B	5.00%	07/01/33	35,000	39,779
Refunding RB University of Texas System Series 2024 B	5.00%	07/01/35	205,000	232,736
Refunding RB University of Texas System Series 2024 B	5.00%	07/01/37 (a)(c)	330,000	363,562
Refunding RB University of Texas System Series 2024 B	5.00%	07/01/38 (a)	120,000	130,767
Canutillo Independent School District
GO Bonds Series 2024 A	5.25%	02/15/54 (a)(c)	365,000	378,177
Carrollton-Farmers Branch Independent School District
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	250,000	216,291
Cedar Hill Independent School District
GO Bonds Series 2024	4.00%	02/15/50 (a)(c)	550,000	481,538
Central Texas Regional Mobility Authority
RB Series 2020 E	4.00%	01/01/50 (a)	155,000	132,685
RB Series 2021 B	5.00%	01/01/46 (a)	300,000	302,271
RB Series 2021 B	4.00%	01/01/51 (a)	180,000	156,839
RB Series 2021 C	5.00%	01/01/27 (a)	200,000	201,907
Refunding RB Series 2016	3.38%	01/01/41 (a)	145,000	122,305
Refunding RB Series 2021 D	4.00%	01/01/44 (a)	545,000	490,703
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Central Texas Turnpike System
RB Series 2002 A	3.54%	08/15/26 (c)(d)	100,000	96,633
RB Series 2002 A	3.60%	08/15/27 (c)(d)	100,000	93,806
RB Series 2002 A	3.26%	08/15/29 (c)(d)	225,000	197,473
RB Series 2002 A	3.61%	08/15/30 (c)(d)	100,000	84,611
Refunding RB Series 2020 A	5.00%	08/15/39 (a)	85,000	88,692
Refunding RB Series 2024 A	5.00%	08/15/32	305,000	339,085
Refunding RB Series 2024 A	5.00%	08/15/35 (a)	150,000	165,968
Refunding RB Series 2024 A	5.00%	08/15/37 (a)	55,000	59,640
Refunding RB Series 2024 C	5.00%	08/15/31	55,000	60,586
Refunding RB Series 2024 C	5.00%	08/15/33	305,000	340,139
Refunding RB Series 2024 C	5.00%	08/15/34	1,265,000	1,412,035
Refunding RB Series 2024 C	5.00%	08/15/38 (a)	135,000	144,412
Refunding RB Series 2024 C	5.00%	08/15/40 (a)	250,000	263,375
Refunding RB Series 2024 C	5.00%	08/15/41 (a)	100,000	104,386
Chambers County Justice Center Public Facilities Corp.
RB Series 2024	5.50%	06/01/55 (a)	25,000	26,006
City of Austin
Refunding GO Bonds Series 2015	2.95%	09/01/27 (a)	100,000	99,941
City of Austin Airport System Revenue
RB Series 2017 A	5.00%	11/15/46 (a)	150,000	150,008
City of Austin Electric Utility Revenue
RB Series 2019 B	5.00%	11/15/44 (a)	225,000	228,910
Refunding RB Series 2020 A	5.00%	11/15/50 (a)	200,000	201,771
Refunding RB Series 2023	5.00%	11/15/48 (a)	15,000	15,275
City of Austin Water & Wastewater System Revenue
Refunding RB Series 2016	5.00%	11/15/45 (a)	25,000	25,022
Refunding RB Series 2022	5.00%	11/15/28	260,000	279,370
Refunding RB Series 2022	5.00%	11/15/52 (a)	100,000	101,234
City of Dallas
Refunding GO Bonds Series 2017	3.00%	02/15/33 (a)(c)	125,000	117,287
Refunding GO Bonds Series 2017	3.13%	02/15/35 (a)(c)	100,000	90,948
Refunding GO Bonds Series 2017	3.25%	02/15/37 (a)(c)	260,000	229,252
Refunding GO Bonds Series 2023 A	5.00%	02/15/29	80,000	86,078
City of Dallas Waterworks & Sewer System Revenue
RB Series 2018 C	4.00%	10/01/43 (a)	500,000	454,140
RB Series 2021 C	3.00%	10/01/46 (a)	205,000	155,235
RB Series 2023 A	4.00%	10/01/52 (a)	175,000	150,138
Refunding RB Series 2015 A	5.00%	10/01/25	100,000	100,520
Refunding RB Series 2016 A	5.00%	10/01/30 (a)	85,000	87,046
City of El Paso
GO Bonds Series 2016	4.00%	08/15/42 (a)	330,000	302,192
GO Bonds Series 2016	4.00%	08/15/42 (a)(b)	5,000	5,067
GO Bonds Series 2021 B	4.00%	08/15/47 (a)	200,000	175,850
City of El Paso Water & Sewer Revenue
RB Series 2022	5.00%	03/01/52 (a)	50,000	50,566
RB Series 2022 A	4.00%	03/01/44 (a)	200,000	180,672
RB Series 2023	5.25%	03/01/49 (a)	60,000	61,997
Refunding RB Series 2025	4.00%	03/01/50 (a)	250,000	218,761
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Georgetown Utility System Revenue
RB Series 2022	4.25%	08/15/47 (a)(c)	50,000	46,088
City of Houston
GO Bonds Series 2024 A	5.25%	03/01/49 (a)	400,000	412,713
GO Bonds Series 2024 A	4.13%	03/01/51 (a)	450,000	396,837
Refunding GO Bonds Series 2016 A	5.00%	03/01/27 (a)	120,000	121,703
Refunding GO Bonds Series 2017 A	5.00%	03/01/26	25,000	25,387
Refunding GO Bonds Series 2017 A	5.00%	03/01/29 (a)	250,000	257,941
Refunding GO Bonds Series 2019 A	5.00%	03/01/28	160,000	169,227
Refunding GO Bonds Series 2019 A	5.00%	03/01/30 (a)	100,000	106,911
City of Houston Airport System Revenue
Refunding RB Series 2018 B	5.00%	07/01/29 (a)	50,000	52,639
Refunding RB Series 2018 D	5.00%	07/01/37 (a)	130,000	132,817
Refunding RB Series 2018 D	5.00%	07/01/38 (a)	115,000	117,007
City of Houston Combined Utility System Revenue
RB Series 1998 A	3.08%	12/01/28 (b)(c)(d)	110,000	99,104
RB Series 2019 B	4.00%	11/15/44 (a)	150,000	135,389
RB Series 2019 B	5.00%	11/15/49 (a)	100,000	100,698
Refunding RB Series 2016 B	4.00%	11/15/31 (a)	95,000	95,660
Refunding RB Series 2016 B	5.00%	11/15/36 (a)	30,000	30,439
Refunding RB Series 2017 B	5.00%	11/15/42 (a)	125,000	126,368
Refunding RB Series 2017 B	4.00%	11/15/47 (a)	500,000	440,326
Refunding RB Series 2019 A	5.00%	11/15/33 (a)	250,000	272,482
Refunding RB Series 2021 A	4.00%	11/15/46 (a)	200,000	176,557
Refunding RB Series 2024 A	5.00%	11/15/27	105,000	110,602
Refunding RB Series 2024 A	5.00%	11/15/32	125,000	140,832
Refunding RB Series 2024 A	5.00%	11/15/33	40,000	45,330
Refunding RB Series 2024 A	5.00%	11/15/34 (a)	130,000	146,953
Refunding RB Series 2024 A	5.00%	11/15/35 (a)	260,000	291,186
Refunding RB Series 2024 A	5.00%	11/15/36 (a)	335,000	372,329
Refunding RB Series 2024 A	5.25%	11/15/49 (a)	275,000	285,369
City of Hutto
GO Bonds Series 2024	4.13%	08/01/49 (a)(c)	250,000	224,736
GO Bonds Series 2024	4.25%	08/01/54 (a)(c)	245,000	221,171
City of Lubbock Electric Light & Power System Revenue
RB Series 2021	4.00%	04/15/46 (a)	60,000	53,256
City of New Braunfels Utility System Revenue
Refunding RB Series 2024	4.00%	07/01/55 (a)	50,000	43,001
City of Pflugerville
GO Bonds Series 2023	4.00%	08/01/49 (a)	250,000	219,823
City of San Antonio Electric & Gas Systems Revenue
RB Series 2018 A	5.00%	02/01/26	170,000	172,270
RB Series 2020	5.00%	02/01/49 (a)	200,000	201,174
RB Series 2021 A	5.00%	02/01/46 (a)	100,000	101,183
RB Series 2023 A	5.25%	02/01/42 (a)	5,000	5,303
RB Series 2024 A	5.00%	02/01/42 (a)	155,000	162,104
RB Series 2024 A	5.25%	02/01/44 (a)	210,000	221,631
RB Series 2024 C	5.00%	02/01/54 (a)	250,000	254,020
RB Series 2024 E	5.25%	02/01/49 (a)	250,000	261,404
Refunding RB Series 2015	4.00%	02/01/30 (a)	75,000	75,328
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2016	5.00%	02/01/26	125,000	126,669
Refunding RB Series 2016	5.00%	02/01/27 (a)	40,000	40,873
Refunding RB Series 2016	5.00%	02/01/29 (a)	150,000	153,396
Refunding RB Series 2016	5.00%	02/01/30 (a)	10,000	10,212
Refunding RB Series 2017 0	4.00%	02/01/47 (a)	810,000	711,393
Refunding RB Series 2018	5.00%	02/01/28	150,000	158,669
Refunding RB Series 2019	5.00%	02/01/34 (a)	190,000	203,385
Refunding RB Series 2019	5.00%	02/01/35 (a)	30,000	31,940
Refunding RB Series 2019	5.00%	02/01/36 (a)	110,000	116,286
Refunding RB Series 2019 0	3.00%	02/01/37 (a)	95,000	85,133
Refunding RB Series 2024 B	5.00%	02/01/40 (a)	1,000,000	1,061,829
Refunding RB Series 2024 B	5.25%	02/01/49 (a)	50,000	51,960
City of Seguin
GO Bonds Series 2024	5.25%	09/01/58 (a)	200,000	205,869
GO Bonds Series 2025	5.50%	09/01/59 (a)	1,000,000	1,059,839
Cleburne Independent School District
GO Bonds Series 2016	5.00%	02/15/41 (a)(c)	90,000	90,723
Comal Independent School District
GO Bonds Series 2022	4.00%	02/01/43 (a)(c)	1,000,000	934,727
GO Bonds Series 2022	2.63%	02/01/47 (a)(c)	100,000	66,539
Conroe Independent School District
GO Bonds Series 2024	5.00%	02/15/37 (a)(c)	45,000	49,397
GO Bonds Series 2024	5.00%	02/15/39 (a)(c)	355,000	382,734
GO Bonds Series 2024	5.00%	02/15/41 (a)(c)	365,000	385,820
GO Bonds Series 2024	5.00%	02/15/43 (a)(c)	75,000	78,239
County of Bexar
GO Bonds Series 2017	5.00%	06/15/43 (a)(b)	415,000	424,151
Refunding GO Bonds Series 2017	4.00%	06/15/41 (a)	220,000	206,829
County of Fort Bend
GO Bonds Series 2023	5.25%	03/01/53 (a)	35,000	36,220
County of Harris
GO Bonds Series 2023 A	5.00%	09/15/48 (a)	250,000	255,963
GO Bonds Series 2024	4.00%	09/15/49 (a)	50,000	43,367
Refunding GO Bonds Series 2015 A	5.00%	10/01/27 (a)	25,000	25,122
Refunding GO Bonds Series 2022 A	5.00%	10/01/26	115,000	118,477
Refunding RB Toll Road Revenue Series 2016 A	5.00%	08/15/30 (a)	45,000	45,956
Refunding RB Toll Road Revenue Series 2016 A	5.00%	08/15/33 (a)	100,000	101,835
Refunding RB Toll Road Revenue Series 2016 A	5.00%	08/15/41 (a)	250,000	252,329
Refunding RB Toll Road Revenue Series 2016 A	5.00%	08/15/47 (a)	25,000	25,178
County of Harris Toll Road Revenue
RB Series 2024 A	5.00%	08/15/36 (a)	65,000	71,675
RB Series 2024 A	5.00%	08/15/39 (a)	180,000	192,532
RB Series 2024 A	5.00%	08/15/44 (a)	100,000	103,627
RB Series 2024 A	4.00%	08/15/49 (a)	200,000	176,157
RB Series 2024 A	5.25%	08/15/54 (a)	270,000	281,120
Refunding RB Series 2018 A	5.00%	08/15/31 (a)	130,000	136,361
Refunding RB Series 2018 A	5.00%	08/15/32 (a)	200,000	209,169
Refunding RB Series 2018 A	4.00%	08/15/48 (a)	100,000	88,365
Refunding RB Series 2021	3.00%	08/15/50 (a)	1,000,000	701,343
Refunding RB Series 2021	4.00%	08/15/50 (a)	95,000	83,078
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2022 A	5.00%	08/15/29	25,000	27,166
Refunding RB Series 2022 A	5.00%	08/15/33 (a)	100,000	111,445
County of Hidalgo
GO Bonds Series 2018 A	4.00%	08/15/43 (a)	200,000	184,726
Crowley Independent School District
GO Bonds Series 2023	4.25%	02/01/53 (a)(c)	600,000	548,519
GO Bonds Series 2023	5.25%	02/01/53 (a)(c)	250,000	258,339
Cypress-Fairbanks Independent School District
GO Bonds Series 2019 A	4.00%	02/15/44 (a)(c)	140,000	130,091
GO Bonds Series 2023	4.00%	02/15/48 (a)(c)	150,000	131,731
GO Bonds Series 2024 B	4.00%	02/15/49 (a)(c)	400,000	349,963
Refunding GO Bonds Series 2016	5.00%	02/15/26 (c)	135,000	136,866
Refunding GO Bonds Series 2016	5.00%	02/15/28 (a)(c)	100,000	101,397
Refunding GO Bonds Series 2023 A	5.00%	02/15/27 (c)	120,000	124,517
Refunding GO Bonds Series 2025	5.00%	02/15/34 (c)	1,250,000	1,414,038
Dallas Area Rapid Transit
RB Series 2016 A	5.00%	12/01/41 (a)(b)	50,000	50,449
RB Series 2016 A	5.00%	12/01/46 (a)(b)	130,000	131,167
Refunding RB Series 2007	5.25%	12/01/30 (c)	315,000	351,362
Refunding RB Series 2007	5.25%	12/01/31 (c)	40,000	45,191
Refunding RB Series 2019	5.00%	12/01/29	80,000	87,155
Refunding RB Series 2021 B	3.00%	12/01/47 (a)	200,000	142,866
Refunding RB Series 2021 B	5.00%	12/01/47 (a)	1,000,000	1,014,284
Refunding RB Series 2021 B	4.00%	12/01/51 (a)	250,000	218,015
Dallas Fort Worth International Airport
RB Series 2024	5.00%	11/01/36 (a)	225,000	248,070
RB Series 2024	5.00%	11/01/38 (a)	130,000	140,458
RB Series 2024	5.00%	11/01/42 (a)	250,000	261,124
RB Series 2024 2024	5.25%	11/01/48 (a)	3,200,000	3,336,141
Refunding RB Series 2020	4.00%	11/01/34 (a)	100,000	101,644
Refunding RB Series 2020 A	5.00%	11/01/26	175,000	179,980
Refunding RB Series 2020 A	5.00%	11/01/27	295,000	310,632
Refunding RB Series 2020 A	5.00%	11/01/28	280,000	300,559
Refunding RB Series 2020 A	5.00%	11/01/30	50,000	55,221
Refunding RB Series 2020 A	4.00%	11/01/34 (a)	50,000	50,822
Refunding RB Series 2020 A	4.00%	11/01/35 (a)	75,000	75,228
Refunding RB Series 2020 B	5.00%	11/01/33 (a)	130,000	140,921
Refunding RB Series 2021 A	4.00%	11/01/46 (a)	55,000	49,904
Refunding RB Series 2021 B	5.00%	11/01/25	115,000	115,677
Refunding RB Series 2021 B	4.00%	11/01/45 (a)	100,000	91,649
Refunding RB Series 2022 B	5.00%	11/01/31	50,000	55,751
Refunding RB Series 2022 B	5.00%	11/01/33 (a)	30,000	33,462
Refunding RB Series 2022 B	4.00%	11/01/41 (a)	50,000	48,079
Refunding RB Series 2022 B	4.00%	11/01/45 (a)	530,000	485,087
Dallas Independent School District
GO Bonds Series 2016 A	3.00%	02/15/35 (a)(c)	5,000	4,690
GO Bonds Series 2016 A	3.00%	02/15/36 (a)(c)	500,000	461,199
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	1,000,000	1,018,993
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	510,000	518,516
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2025 C	5.00%	02/15/33 (c)	205,000	231,203
Refunding GO Bonds Series 2025 B	5.00%	02/15/29 (c)	500,000	540,321
Del Valle Independent School District
GO Bonds Series 2022	4.00%	06/15/47 (a)(c)	1,640,000	1,455,756
Denton Independent School District
GO Bonds Series 2015 A	5.00%	08/15/45 (a)(b)(c)	25,000	25,061
GO Bonds Series 2018	5.00%	08/15/48 (a)(c)	50,000	50,203
GO Bonds Series 2020	2.00%	08/15/48 (a)(c)	235,000	131,381
GO Bonds Series 2023	5.00%	08/15/36 (a)(c)	100,000	109,597
GO Bonds Series 2023	5.00%	08/15/39 (a)(c)	315,000	335,798
GO Bonds Series 2023	5.00%	08/15/40 (a)(c)	180,000	190,826
GO Bonds Series 2023	5.00%	08/15/48 (a)(c)	155,000	158,584
GO Bonds Series 2023	5.00%	08/15/53 (a)(c)	600,000	608,855
Duncanville Independent School District
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	100,000	101,670
Eagle Mountain & Saginaw Independent School District
GO Bonds Series 2021	3.00%	08/15/46 (a)(c)	25,000	18,177
GO Bonds Series 2024	4.00%	08/15/54 (a)(c)	250,000	214,616
East Montgomery County Improvement District Sales Tax Revenue
RB Series 2024	5.25%	08/15/49 (a)	1,000,000	1,042,326
RB Series 2024	4.25%	08/15/54 (a)	500,000	449,192
El Paso County Community College District
RB Series 2016	5.00%	04/01/42 (a)(c)	75,000	75,183
El Paso Independent School District
GO Bonds Series 2019	4.00%	08/15/43 (a)(c)	70,000	64,235
Forney Independent School District
GO Bonds Series 2023	5.00%	08/15/48 (a)(c)	200,000	202,810
Fort Bend County Texas Public Facility Corp.
RB Series 2023	5.00%	03/01/53 (a)	100,000	101,609
Fort Worth Independent School District
GO Bonds Series 2023	4.00%	02/15/48 (a)(c)	740,000	660,465
Friendswood Independent School District
GO Bonds Series 2021	2.00%	02/15/51 (a)(c)	50,000	26,442
Frisco Independent School District
Refunding GO Bonds Series 2019	5.00%	08/15/36 (a)(c)	170,000	178,200
Garland Independent School District
GO Bonds Series 2023 A	5.00%	02/15/32 (c)	1,000,000	1,119,229
GO Bonds Series 2023 A	5.00%	02/15/35 (a)(c)	150,000	166,613
GO Bonds Series 2023 A	5.00%	02/15/38 (a)(c)	635,000	684,675
GO Bonds Series 2023 A	5.00%	02/15/40 (a)(c)	10,000	10,595
GO Bonds Series 2023 A	5.00%	02/15/41 (a)(c)	150,000	157,913
GO Bonds Series 2023 A	5.00%	02/15/42 (a)(c)	110,000	115,020
GO Bonds Series 2023 A	5.00%	02/15/43 (a)(c)	25,000	25,991
GO Bonds Series 2023 A	5.00%	02/15/48 (a)(c)	6,645,000	6,761,579
Georgetown Independent School District
GO Bonds Series 2023	4.13%	08/15/47 (a)(c)	150,000	137,235
GO Bonds Series 2024	4.50%	02/15/49 (a)(c)	200,000	191,314
GO Bonds Series 2024	5.00%	02/15/54 (a)(c)	200,000	203,573
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Grand Parkway Transportation Corp.
RB Series 2018 A	5.00%	10/01/35 (a)	200,000	207,139
RB Series 2018 A	5.00%	10/01/36 (a)	500,000	516,218
RB Series 2018 A	5.00%	10/01/43 (a)	75,000	75,870
Refunding RB Series 2020 C	4.00%	10/01/45 (a)	625,000	554,764
Refunding RB Series 2020 C	4.00%	10/01/49 (a)	285,000	245,994
Refunding RB Series 2020 C	3.00%	10/01/50 (a)	150,000	102,345
Greater Texoma Utility Authority
RB City of Sherman Water & Sewer System Revenue Series 2023	5.00%	10/01/48 (a)(c)	150,000	151,104
RB City of Sherman Water & Sewer System Revenue Series 2023 A	4.38%	10/01/53 (a)	450,000	405,025
Greenwood Independent School District
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	30,000	30,616
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	150,000	129,582
Harris County Cultural Education Facilities Finance Corp.
RB Baylor College of Medicine Series 2024 A	5.00%	05/15/29 (a)	100,000	106,376
Harris County Flood Control District
GO Bonds Series 2020 A	4.00%	10/01/45 (a)	990,000	876,432
GO Bonds Series 2022 A	4.25%	10/01/47 (a)	300,000	274,807
GO Bonds Series 2023 A	4.00%	09/15/48 (a)	150,000	130,615
Harris County-Houston Sports Authority
Refunding RB Series 2024 A	5.00%	11/15/26	100,000	102,960
Refunding RB Series 2024 A	5.00%	11/15/29	155,000	167,622
Refunding RB Series 2024 A	5.00%	11/15/38 (a)	530,000	566,166
Hays Consolidated Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	150,000	153,363
Highland Park Independent School District/Dallas County
Refunding GO Bonds Series 2024	5.00%	02/15/33 (c)	7,040,000	7,990,990
Houston Higher Education Finance Corp.
RB William Marsh Rice University Series 2024	5.00%	05/15/34	290,000	327,880
Houston Independent School District
GO Bonds Series 2017	4.00%	02/15/42 (a)(b)(c)	10,000	10,199
Refunding GO Bonds Series 2016 A	5.00%	02/15/26 (c)	235,000	238,394
Refunding GO Bonds Series 2017	5.00%	02/15/26 (c)	420,000	426,065
Refunding GO Bonds Series 2017	5.00%	02/15/28 (a)(c)	85,000	88,152
Refunding GO Bonds Series 2017	4.00%	02/15/42 (a)(c)	40,000	37,210
Humble Independent School District
GO Bonds Series 2022	5.00%	02/15/47 (a)(c)	140,000	143,366
Hurst-Euless-Bedford Independent School District
GO Bonds Series 2024	5.00%	08/15/43 (a)(c)	160,000	167,249
GO Bonds Series 2024	4.00%	08/15/50 (a)(c)	100,000	87,188
Hutto Independent School District
GO Bonds Series 2023	5.00%	08/01/48 (a)(c)	20,000	20,341
GO Bonds Series 2024	5.00%	08/01/49 (a)(c)	85,000	86,839
Judson Independent School District
GO Bonds Series 2024	4.00%	02/01/49 (a)(c)	445,000	391,120
GO Bonds Series 2024	5.00%	02/01/49 (a)(c)	110,000	112,269
GO Bonds Series 2024	4.00%	02/01/53 (a)(c)	85,000	72,633
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Katy Independent School District
GO Bonds Series 2017	4.00%	02/15/47 (a)(c)	100,000	89,830
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	200,000	204,485
GO Bonds Series 2025	5.00%	02/15/28 (c)(f)	1,000,000	1,055,313
Keller Independent School District
GO Bonds Series 2020	4.00%	02/15/47 (a)(c)	115,000	104,316
Klein Independent School District
GO Bonds Series 2022	4.00%	08/01/47 (a)(c)	100,000	88,809
Lake Travis Independent School District
GO Bonds Series 2023	4.00%	02/15/48 (a)	150,000	134,724
Lamar Consolidated Independent School District
GO Bonds Series 2018	4.00%	02/15/50 (a)(c)	30,000	26,462
GO Bonds Series 2022	4.00%	02/15/62 (a)(c)	200,000	166,833
GO Bonds Series 2023	4.00%	02/15/48 (a)	415,000	367,316
GO Bonds Series 2023	4.00%	02/15/53 (a)	100,000	86,562
GO Bonds Series 2023	5.50%	02/15/58 (a)(c)	250,000	261,206
GO Bonds Series 2023 A	5.00%	02/15/53 (a)(c)	140,000	142,285
Refunding GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	185,000	189,473
Refunding GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	525,000	450,650
Leander Independent School District
Refunding GO Bonds Series 2015 A	5.00%	08/15/40 (a)(c)	25,000	25,057
Refunding GO Bonds Series 2016 A	4.33%	08/16/42 (a)(c)(d)	350,000	149,925
Lewisville Independent School District
GO Bonds Series 2024	5.00%	08/15/29 (c)	455,000	493,685
GO Bonds Series 2024	5.00%	08/15/36 (a)(c)	315,000	346,626
GO Bonds Series 2024	5.00%	08/15/39 (a)(c)	125,000	133,610
GO Bonds Series 2024	5.00%	08/15/40 (a)(c)	45,000	47,802
Refunding GO Bonds Series 2016 B	5.00%	08/15/28 (a)	120,000	120,292
Lower Colorado River Authority
RB Transmission Services Corp. Series 2019 A	4.00%	05/15/49 (a)	80,000	66,574
RB Transmission Services Corp. Series 2020 A	5.00%	05/15/50 (a)	100,000	100,099
RB Transmission Services Corp. Series 2021 A	5.00%	05/15/51 (a)	240,000	240,279
Refunding RB Transmission Services Corp. Series 2018	5.00%	05/15/43 (a)	45,000	45,454
Refunding RB Transmission Services Corp. Series 2018	5.00%	05/15/48 (a)	150,000	150,192
Refunding RB Transmission Services Corp. Series 2022	5.00%	05/15/47 (a)	155,000	155,839
Refunding RB Transmission Services Corp. Series 2023 A	5.00%	05/15/27 (c)	75,000	78,151
Refunding RB Transmission Services Corp. Series 2023 A	5.00%	05/15/30 (c)	135,000	147,713
Refunding RB Transmission Services Corp. Series 2023 A	5.00%	05/15/33	60,000	66,977
Refunding RB Transmission Services Corp. Series 2024	5.00%	05/15/49 (a)(c)	250,000	254,479
Refunding RB Transmission Services Corp. Series 2024	5.25%	05/15/54 (a)(c)	50,000	51,099
Mabank Independent School District
Refunding GO Bonds Series 2024	4.00%	08/15/49 (a)(c)	250,000	219,453
Manor Independent School District
GO Bonds Series 2020	3.00%	08/01/50 (a)(c)	150,000	104,702
Mansfield Independent School District
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	500,000	440,004
Medina Valley Independent School District
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	200,000	172,490
Melissa Independent School District
GO Bonds Series 2024	4.00%	02/01/49 (a)(c)	300,000	263,676
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Midland Independent School District
GO Bonds Series 2024	5.00%	02/15/26 (c)	70,000	70,989
GO Bonds Series 2024	4.00%	02/15/43 (a)(c)	100,000	92,865
GO Bonds Series 2024	5.00%	02/15/50 (a)(c)	150,000	150,858
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	525,000	453,537
Montgomery Independent School District
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	1,010,000	871,076
New Caney Independent School District
Refunding GO Bonds Series 2023	5.00%	02/15/53 (a)(c)	125,000	127,235
North East Independent School District
Refunding GO Bonds Series 2007	5.25%	02/01/29 (c)	200,000	217,540
North East Texas Regional Mobility Authority
RB Series 2016	5.00%	01/01/46 (a)	250,000	244,927
North Texas Tollway Authority
RB Series 2021 B	3.00%	01/01/46 (a)	60,000	43,523
Refunding RB Series 2008 D	3.24%	01/01/28 (c)(d)	110,000	101,666
Refunding RB Series 2008 D	3.35%	01/01/29 (c)(d)	155,000	138,453
Refunding RB Series 2008 D	3.40%	01/01/30 (c)(d)	115,000	99,046
Refunding RB Series 2008 D	3.41%	01/01/31 (c)(d)	270,000	223,756
Refunding RB Series 2008 D	3.62%	01/01/32 (c)(d)	100,000	79,665
Refunding RB Series 2008 D	3.73%	01/01/34 (c)(d)	140,000	102,188
Refunding RB Series 2008 D	3.73%	01/01/35 (c)(d)	325,000	226,047
Refunding RB Series 2008 D	3.56%	01/01/36 (c)(d)	75,000	49,553
Refunding RB Series 2008 D	3.77%	01/01/38 (c)(d)	250,000	147,822
Refunding RB Series 2016 A	4.00%	01/01/39 (a)	175,000	165,521
Refunding RB Series 2017 A	5.00%	01/01/29 (a)	140,000	141,448
Refunding RB Series 2017 A	5.00%	01/01/30 (a)	215,000	217,138
Refunding RB Series 2017 A	5.00%	01/01/31 (a)	100,000	100,950
Refunding RB Series 2017 A	5.00%	01/01/34 (a)	2,500,000	2,551,822
Refunding RB Series 2017 A	5.00%	01/01/36 (a)	295,000	300,065
Refunding RB Series 2017 A	5.00%	01/01/39 (a)	165,000	168,461
Refunding RB Series 2017 A	5.00%	01/01/43 (a)	245,000	247,249
Refunding RB Series 2017 A	5.00%	01/01/48 (a)	115,000	115,645
Refunding RB Series 2017 B	5.00%	01/01/29 (a)	50,000	50,488
Refunding RB Series 2017 B	5.00%	01/01/32 (a)	40,000	40,950
Refunding RB Series 2017 B	5.00%	01/01/43 (a)	205,000	205,757
Refunding RB Series 2018	5.00%	01/01/48 (a)	300,000	300,179
Refunding RB Series 2018	4.25%	01/01/49 (a)	50,000	42,852
Refunding RB Series 2019 A	4.00%	01/01/37 (a)	125,000	123,115
Refunding RB Series 2019 A	5.00%	01/01/38 (a)	285,000	295,040
Refunding RB Series 2019 B	5.00%	01/01/27	100,000	103,518
Refunding RB Series 2019 B	5.00%	01/01/29	100,000	107,177
Refunding RB Series 2020 A	3.00%	01/01/37 (a)	100,000	89,368
Refunding RB Series 2020 A	4.00%	01/01/37 (a)	60,000	59,095
Refunding RB Series 2020 A	3.00%	01/01/38 (a)	50,000	43,415
Refunding RB Series 2022 A	4.13%	01/01/40 (a)	90,000	87,939
Refunding RB Series 2022 B	5.00%	01/01/26	430,000	434,705
Refunding RB Series 2023 A	5.00%	01/01/26	120,000	121,385
Refunding RB Series 2023 A	5.00%	01/01/27	535,000	554,221
Refunding RB Series 2024 A	5.00%	01/01/34	110,000	123,171
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024 A	5.00%	01/01/41 (a)	200,000	209,878
Refunding RB Series 2024 B	5.00%	01/01/30	1,500,000	1,628,924
Refunding RB Series 2024 B	5.00%	01/01/31	300,000	329,495
Refunding RB Series 2024 B	5.00%	01/01/32	90,000	99,671
Refunding RB Series 2024 B	5.00%	01/01/33	155,000	172,490
Refunding RB Series 2024 B	5.00%	01/01/34	100,000	111,504
Refunding RB Series 2024 B	5.00%	01/01/37 (a)	315,000	341,492
Northwest Independent School District
GO Bonds Series 2022 A	5.00%	02/15/48 (a)(c)	545,000	555,973
GO Bonds Series 2023	4.00%	02/15/48 (a)(c)	100,000	88,493
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	55,000	56,107
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	310,000	316,769
GO Bonds Series 2024 A	5.00%	02/15/49 (a)(c)	10,000	10,218
Pasadena Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	100,000	102,221
GO Bonds Series 2023	4.25%	02/15/53 (a)(c)	200,000	180,002
Permanent University Fund - Texas A&M University System
Refunding RB Series 2025 A	5.00%	07/01/54 (a)	350,000	359,168
Permanent University Fund - University of Texas System
RB Series 2022 A	5.00%	07/01/32 (c)	1,575,000	1,776,025
Refunding RB Series 2007 B	5.25%	07/01/26	15,000	15,394
Refunding RB Series 2007 B	5.25%	07/01/28 (c)	100,000	107,508
Refunding RB Series 2007 B	5.25%	07/01/30	320,000	356,807
Pflugerville Independent School District
GO Bonds Series 2023 A	5.00%	02/15/48 (a)	150,000	151,513
Plano Independent School District
GO Bonds Series 2023	5.00%	02/15/34 (a)	110,000	121,254
GO Bonds Series 2023	5.00%	02/15/36 (a)	100,000	108,576
GO Bonds Series 2023	5.00%	02/15/37 (a)	135,000	145,481
GO Bonds Series 2023	5.00%	02/15/41 (a)	100,000	104,165
GO Bonds Series 2023	5.00%	02/15/42 (a)	170,000	176,160
GO Bonds Series 2025	5.00%	02/15/27 (c)	575,000	596,738
GO Bonds Series 2025	5.00%	02/15/29 (c)	190,000	205,117
GO Bonds Series 2025	5.00%	02/15/32 (c)	500,000	561,530
Port Authority of Houston of Harris County Texas
RB Series 2021	5.00%	10/01/51 (a)	200,000	201,671
Prosper Independent School District
GO Bonds Series 2022	4.00%	02/15/52 (a)(c)	150,000	130,609
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	250,000	216,632
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	350,000	301,875
GO Bonds Series 2024 A	4.00%	02/15/49 (a)(c)	300,000	265,158
Richardson Independent School District
GO Bonds Series 2021	4.00%	02/15/46 (a)(c)	85,000	78,083
Rockwall Independent School District
GO Bonds Series 2022 A	5.00%	02/15/47 (a)(c)	185,000	186,790
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	250,000	216,291
Round Rock Independent School District
GO Bonds Series 2025 B	4.00%	08/01/44 (a)(c)	250,000	231,801
Refunding GO Bonds Series 2019 A	5.00%	08/01/30 (a)(c)	45,000	48,717
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2019 A	5.00%	08/01/31 (a)(c)	10,000	10,788
Refunding GO Bonds Series 2019 A	4.00%	08/01/32 (a)(c)	250,000	257,792
Royse City Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	120,000	122,799
Sabine-Neches Navigation District
GO Bonds Series 2022	4.63%	02/15/47 (a)	35,000	34,253
Salado Independent School District
GO Bonds Series 2024	4.25%	02/15/54 (a)(c)	250,000	224,482
San Antonio Independent School District
GO Bonds Series 2022	5.00%	08/15/47 (a)(c)	1,490,000	1,527,551
GO Bonds Series 2022	5.00%	08/15/52 (a)(c)	190,000	193,232
San Antonio Public Facilities Corp.
Refunding RB Series 2012	4.00%	09/15/42 (a)	265,000	240,797
Refunding RB Series 2022	5.00%	09/15/33 (a)	25,000	27,566
San Antonio Water System
RB Series 2024 A	3.95%	05/01/54 (a)(c)(e)	5,000,000	5,000,000
Refunding RB Series 2016 C	5.00%	05/15/34 (a)	155,000	158,239
Refunding RB Series 2018 A	5.00%	05/15/48 (a)	75,000	75,397
Refunding RB Series 2023 A	5.25%	05/15/48 (a)	500,000	521,193
San Jacinto Community College District
GO Bonds Series 2019 A	5.00%	02/15/49 (a)	500,000	504,492
Spring Branch Independent School District
GO Bonds Series 2023	5.00%	02/01/26 (c)	1,375,000	1,393,036
Spring Independent School District
GO Bonds Series 2023	4.00%	08/15/52 (a)	385,000	339,136
State of Texas
Refunding GO Bonds Series 2015 A	5.00%	10/01/27 (a)	100,000	100,412
Refunding GO Bonds Series 2015 A	3.30%	10/01/29 (a)	300,000	300,145
Refunding GO Bonds Series 2015 A	5.00%	10/01/36 (a)	100,000	100,138
Refunding GO Bonds Series 2017 A	5.00%	10/01/30 (a)	50,000	52,360
Refunding GO Bonds Series 2017 A	5.00%	10/01/33 (a)	100,000	104,071
Refunding GO Bonds Series 2017 A	5.00%	10/01/34 (a)	160,000	166,068
Refunding GO Bonds Series 2017 B	5.00%	10/01/30 (a)	115,000	120,429
Refunding GO Bonds Series 2017 B	5.00%	10/01/31 (a)	145,000	151,599
Refunding GO Bonds Series 2017 B	5.00%	10/01/32 (a)	40,000	41,732
Refunding GO Bonds Series 2017 B	5.00%	10/01/33 (a)	150,000	156,106
Refunding GO Bonds Series 2017 B	5.00%	10/01/34 (a)	50,000	51,896
Refunding GO Bonds Series 2022 B	5.00%	08/01/41 (a)	35,000	35,004
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/28	135,000	144,871
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/32	70,000	78,992
Refunding GO Bonds Texas Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/25	80,000	80,418
Refunding GO Bonds Texas Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/26	100,000	102,986
Refunding GO Bonds Texas Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/31	100,000	111,897
Refunding GO Bonds Texas Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/39 (a)	135,000	145,542
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tarrant County Hospital District
GO Bonds Series 2023	4.00%	08/15/43 (a)	500,000	458,895
GO Bonds Series 2023	4.25%	08/15/48 (a)	200,000	183,084
GO Bonds Series 2023	5.25%	08/15/48 (a)	40,000	40,917
Tarrant Regional Water District Water Supply System Revenue
Refunding RB Series 2024	5.00%	03/01/30	50,000	54,853
Refunding RB Series 2024	5.00%	03/01/32	135,000	151,332
Refunding RB Series 2024	5.00%	03/01/34	100,000	113,066
Refunding RB Series 2024	4.00%	03/01/54 (a)	50,000	43,023
Texas A&M University
RB Series 2024 A	5.00%	05/15/27	100,000	104,220
RB Series 2024 A	5.00%	05/15/42 (a)	150,000	158,593
Refunding RB Series 2017 E	5.00%	05/15/27	100,000	104,220
Texas Department of Transportation State Highway Fund
RB Series 2016 A	5.00%	10/01/26	155,000	159,609
Refunding RB Series 2015	5.00%	10/01/26	370,000	381,002
Refunding RB Series 2024	5.00%	10/01/32	460,000	518,770
Refunding RB Series 2024	5.00%	10/01/33	160,000	181,468
Texas Private Activity Bond Surface Transportation Corp.
Refunding RB NTE Mobility Partners LLC Series 2019 A	5.00%	12/31/32 (a)	105,000	111,191
Refunding RB NTE Mobility Partners LLC Series 2019 A	5.00%	12/31/35 (a)	170,000	177,391
Refunding RB NTE Mobility Partners LLC Series 2019 A	4.00%	12/31/38 (a)	315,000	300,163
Refunding RB NTE Mobility Partners LLC Series 2019 A	4.00%	12/31/39 (a)	180,000	167,948
Texas State Technical College
RB Series 2022 A	5.50%	08/01/42 (a)(c)	300,000	321,597
Texas State University System
Refunding RB Series 2017 A	5.00%	03/15/28 (a)	185,000	191,977
Refunding RB Series 2017 A	5.00%	03/15/29 (a)	25,000	25,874
Refunding RB Series 2017 A	5.00%	03/15/31 (a)	120,000	123,643
Refunding RB Series 2024	5.00%	03/15/32	100,000	111,878
Refunding RB Series 2024	5.00%	03/15/33	100,000	112,625
Refunding RB Series 2024	4.00%	03/15/49 (a)	490,000	428,681
Texas Transportation Commission
Refunding GO Bonds Series 2024	5.00%	04/01/26	65,000	66,080
Refunding GO Bonds Series 2024	5.00%	04/01/29	100,000	108,269
Refunding GO Bonds Series 2024	5.00%	04/01/32	125,000	140,714
Refunding GO Bonds Series 2024	5.00%	04/01/34 (a)	250,000	282,995
Texas Water Development Board
RB State Revolving Fund Series 2022	5.00%	08/01/41 (a)	120,000	126,202
RB State Water Implementation Revenue Fund for Texas Series 2015 A	5.00%	10/15/29 (a)	40,000	40,214
RB State Water Implementation Revenue Fund for Texas Series 2015 A	5.00%	10/15/30 (a)	25,000	25,126
RB State Water Implementation Revenue Fund for Texas Series 2015 A	4.00%	10/15/40 (a)	635,000	595,168
RB State Water Implementation Revenue Fund for Texas Series 2015 A	4.00%	10/15/45 (a)	100,000	89,591
RB State Water Implementation Revenue Fund for Texas Series 2015 A	4.00%	10/15/50 (a)	25,000	21,864
RB State Water Implementation Revenue Fund for Texas Series 2016	4.00%	10/15/41 (a)	25,000	23,046
RB State Water Implementation Revenue Fund for Texas Series 2016	5.00%	10/15/46 (a)	50,000	50,314
RB State Water Implementation Revenue Fund for Texas Series 2017 A	5.00%	04/15/29 (a)	100,000	104,805
RB State Water Implementation Revenue Fund for Texas Series 2017 A	4.00%	10/15/35 (a)	4,085,000	4,094,048
RB State Water Implementation Revenue Fund for Texas Series 2017 A	5.00%	10/15/47 (a)	150,000	150,876
RB State Water Implementation Revenue Fund for Texas Series 2018 A	4.00%	10/15/34 (a)	125,000	125,583
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB State Water Implementation Revenue Fund for Texas Series 2018 A	4.00%	10/15/37 (a)	80,000	78,271
RB State Water Implementation Revenue Fund for Texas Series 2018 A	5.00%	10/15/43 (a)	200,000	202,782
RB State Water Implementation Revenue Fund for Texas Series 2018 B	5.00%	04/15/30 (a)	85,000	90,832
RB State Water Implementation Revenue Fund for Texas Series 2018 B	5.00%	04/15/31 (a)	5,000	5,319
RB State Water Implementation Revenue Fund for Texas Series 2018 B	5.00%	10/15/32 (a)	50,000	52,908
RB State Water Implementation Revenue Fund for Texas Series 2018 B	4.00%	10/15/33 (a)	115,000	116,101
RB State Water Implementation Revenue Fund for Texas Series 2018 B	4.00%	10/15/36 (a)	50,000	49,588
RB State Water Implementation Revenue Fund for Texas Series 2018 B	4.00%	10/15/43 (a)	175,000	160,531
RB State Water Implementation Revenue Fund for Texas Series 2018 B	5.00%	04/15/49 (a)	330,000	332,668
RB State Water Implementation Revenue Fund for Texas Series 2019 A	3.00%	10/15/34 (a)	125,000	115,534
RB State Water Implementation Revenue Fund for Texas Series 2019 A	3.00%	10/15/35 (a)	100,000	90,422
RB State Water Implementation Revenue Fund for Texas Series 2019 A	4.00%	10/15/36 (a)	340,000	341,164
RB State Water Implementation Revenue Fund for Texas Series 2019 A	4.00%	10/15/37 (a)	225,000	223,334
RB State Water Implementation Revenue Fund for Texas Series 2019 A	4.00%	10/15/49 (a)	400,000	350,363
RB State Water Implementation Revenue Fund for Texas Series 2020	4.00%	10/15/45 (a)	70,000	63,103
RB State Water Implementation Revenue Fund for Texas Series 2022	4.45%	10/15/36 (a)	50,000	51,582
RB State Water Implementation Revenue Fund for Texas Series 2022	4.55%	10/15/38 (a)	40,000	40,881
RB State Water Implementation Revenue Fund for Texas Series 2022	4.65%	10/15/40 (a)	175,000	177,972
RB State Water Implementation Revenue Fund for Texas Series 2022	4.75%	10/15/42 (a)	135,000	137,274
RB State Water Implementation Revenue Fund for Texas Series 2022	5.00%	10/15/47 (a)	200,000	204,465
RB State Water Implementation Revenue Fund for Texas Series 2022	4.80%	10/15/52 (a)	500,000	500,659
RB State Water Implementation Revenue Fund for Texas Series 2022	5.00%	10/15/57 (a)	150,000	151,539
RB State Water Implementation Revenue Fund for Texas Series 2023 A	5.00%	10/15/37 (a)	30,000	32,903
RB State Water Implementation Revenue Fund for Texas Series 2023 A	4.60%	10/15/39 (a)	225,000	229,239
RB State Water Implementation Revenue Fund for Texas Series 2023 A	4.88%	10/15/48 (a)	30,000	30,332
RB State Water Implementation Revenue Fund for Texas Series 2023 A	5.25%	10/15/51 (a)	130,000	134,327
RB State Water Implementation Revenue Fund for Texas Series 2023 A	5.00%	10/15/58 (a)	150,000	151,610
RB State Water Implementation Revenue Fund for Texas Series 2024 A	5.00%	10/15/40 (a)	105,000	113,288
RB State Water Implementation Revenue Fund for Texas Series 2024 A	4.00%	10/15/42 (a)	520,000	480,695
RB State Water Implementation Revenue Fund for Texas Series 2024 A	5.00%	10/15/49 (a)	150,000	153,073
RB State Water Implementation Revenue Fund for Texas Series 2024 A	4.38%	10/15/59 (a)	5,225,000	4,828,137
RB Water Implementation Revenue Fund Series 2017 A	5.00%	04/15/30 (a)	30,000	31,384
RB Water Implementation Revenue Fund Series 2017 A	4.00%	10/15/33 (a)	390,000	393,495
RB Water Implementation Revenue Fund Series 2019 A	3.00%	10/15/33 (a)	45,000	42,387
RB Water Implementation Revenue Fund Series 2024 A	4.00%	10/15/43 (a)	545,000	499,733
Trinity River Authority Central Regional Wastewater System Revenue
Refunding RB Series 2017	5.00%	08/01/28 (a)	35,000	36,455
Refunding RB Series 2020	3.00%	08/01/31 (a)	150,000	148,431
University of Houston
Refunding RB Series 2017 A	5.00%	02/15/36 (a)	55,000	55,520
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue
RB Series 2024	4.00%	08/01/54 (a)	115,000	97,992
Waxahachie Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	3,975,000	4,072,769
GO Bonds Series 2023	4.25%	02/15/53 (a)(c)	350,000	317,952
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	530,000	469,814
Weslaco Independent School District
GO Bonds Series 2024	4.13%	02/15/49 (a)(c)	110,000	98,720
West Harris County Regional Water Authority
Refunding RB Series 2021	3.50%	12/15/46 (a)(c)	75,000	59,353
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
White Settlement Independent School District
GO Bonds Series 2022	4.00%	08/15/52 (a)(c)	200,000	173,035
Wylie Independent School District/Collin County
GO Bonds Series 2024	5.25%	08/15/49 (a)(c)	225,000	233,924
Ysleta Independent School District
GO Bonds Series 2020	4.00%	08/15/50 (a)(c)	100,000	88,493
				159,928,619
UTAH 0.2%
City of Salt Lake City Airport Revenue
RB Series 2017 B	5.00%	07/01/42 (a)	100,000	100,505
RB Series 2017 B	5.00%	07/01/47 (a)	25,000	25,001
RB Series 2021 B	5.00%	07/01/46 (a)	75,000	76,198
City of Salt Lake City Public Utilities Revenue
RB Series 2022	5.00%	02/01/52 (a)	60,000	61,563
Intermountain Power Agency
RB Series 2023 A	5.00%	07/01/28	100,000	105,753
RB Series 2023 A	5.00%	07/01/32	100,000	110,698
RB Series 2023 A	5.00%	07/01/36 (a)	70,000	74,547
RB Series 2023 A	5.00%	07/01/37 (a)	110,000	116,223
Refunding RB Series 2022 A	5.00%	07/01/31	150,000	164,810
Refunding RB Series 2022 A	5.00%	07/01/34 (a)	90,000	96,574
Refunding RB Series 2022 A	4.00%	07/01/36 (a)	515,000	510,946
Refunding RB Series 2022 A	5.00%	07/01/39 (a)	240,000	249,393
Refunding RB Series 2022 A	5.00%	07/01/41 (a)	100,000	102,601
Refunding RB Series 2022 A	5.00%	07/01/43 (a)	385,000	391,957
Refunding RB Series 2022 A	5.00%	07/01/44 (a)	115,000	116,665
Refunding RB Series 2022 A	5.00%	07/01/45 (a)	190,000	192,074
State of Utah
GO Bonds Series 2020	5.00%	07/01/28	20,000	21,418
GO Bonds Series 2020	5.00%	07/01/29 (a)	100,000	107,485
GO Bonds Series 2020	5.00%	07/01/30 (a)	50,000	53,624
GO Bonds Series 2020	5.00%	07/01/31 (a)	200,000	214,024
GO Bonds Series 2020 B	5.00%	07/01/27	125,000	130,929
Timpanogos Special Service District
Refunding RB Series 2024	5.00%	06/01/54 (a)	45,000	46,295
University of Utah
RB Series 2022 A	5.00%	08/01/46 (a)	125,000	127,652
RB Series 2022 A	4.00%	08/01/51 (a)	150,000	129,613
RB Series 2022 B	5.00%	08/01/38 (a)	20,000	21,346
RB Series 2023 B	5.25%	08/01/53 (a)	40,000	41,446
Utah Telecommunication Open Infrastructure Agency
Refunding RB Series 2022	5.25%	06/01/37 (a)	40,000	43,520
Refunding RB Series 2022	4.38%	06/01/40 (a)	150,000	150,968
Utah Transit Authority
Refunding RB Series 2018	4.00%	12/15/41 (a)	115,000	108,437
Refunding RB Series 2024	5.00%	06/15/39 (a)	150,000	162,848
Refunding RB Series 2024	5.00%	06/15/40 (a)	200,000	215,322
				4,070,435
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
VIRGINIA 1.8%
Chesapeake Bay Bridge & Tunnel District
RB Series 2016	5.00%	07/01/46 (a)	1,150,000	1,136,511
Chesterfield County Economic Development Authority
RB Series 2024	5.00%	04/01/48 (a)	60,000	61,555
City of Alexandria
GO Bonds Series 2019 A	3.00%	07/15/46 (a)(c)	250,000	185,265
GO Bonds Series 2023	5.00%	12/15/37 (a)	10,960,000	12,169,675
City of Richmond Public Utility Revenue
RB Series 2016	5.00%	01/15/28 (a)(b)	130,000	131,601
RB Series 2016	5.00%	01/15/33 (a)(b)	225,000	227,771
County of Fairfax
Refunding GO Bonds Series 2016 A	4.00%	10/01/27 (a)	75,000	75,784
County of Fairfax Sewer Revenue
RB Series 2021 A	5.00%	07/15/46 (a)	7,415,000	7,675,140
Hampton Roads Transportation Accountability Commission
RB Series 2018 A	5.00%	07/01/52 (a)(b)	110,000	116,552
RB Series 2020 A	4.00%	07/01/45 (a)	25,000	22,986
RB Series 2020 A	4.00%	07/01/50 (a)	100,000	87,789
RB Series 2020 A	5.00%	07/01/60 (a)	145,000	145,508
RB Series 2023 A	5.00%	07/01/27	50,000	52,342
RB Transportation Fund Series 2018 A	5.50%	07/01/57 (a)(b)	250,000	267,900
RB Transportation Fund Series 2020 A	5.00%	07/01/50 (a)	250,000	252,878
RB Transportation Fund Series 2022 A	4.00%	07/01/52 (a)	300,000	260,266
RB Transportation Fund Series 2022 A	4.00%	07/01/57 (a)	110,000	94,610
University of Virginia
RB Series 2015 A-2	5.00%	04/01/45 (a)	75,000	75,091
RB Series 2019 B	5.00%	09/01/49 (a)	100,000	101,168
Refunding RB Series 2017 A	5.00%	04/01/38 (a)	80,000	81,568
Refunding RB Series 2017 A	5.00%	04/01/42 (a)	150,000	151,781
Refunding RB Series 2017 A	5.00%	04/01/47 (a)	25,000	25,141
Virginia College Building Authority
RB Series 2024 A	5.00%	02/01/35 (a)	200,000	226,489
RB Series 2024 A	4.00%	02/01/43 (a)	110,000	100,908
RB Commonwealth of Virginia Series 2017 C	5.00%	02/01/30 (a)	100,000	103,364
RB Commonwealth of Virginia Series 2017 C	3.00%	02/01/35 (a)	420,000	390,578
RB Commonwealth of Virginia Series 2019 A	3.00%	02/01/37 (a)	105,000	93,518
RB Commonwealth of Virginia Series 2019 A	3.00%	02/01/38 (a)	500,000	434,182
RB Commonwealth of Virginia Series 2019 A	3.00%	02/01/39 (a)	50,000	42,026
RB Commonwealth of Virginia Series 2021 A	3.00%	02/01/36 (a)	175,000	159,645
RB Commonwealth of Virginia Series 2021 A	4.00%	02/01/37 (a)	125,000	126,134
RB Commonwealth of Virginia Series 2022 A	5.00%	02/01/36 (a)	85,000	92,184
RB Commonwealth of Virginia Series 2022 A	5.00%	02/01/37 (a)	95,000	102,308
RB Commonwealth of Virginia Series 2022 A	5.25%	02/01/41 (a)	40,000	42,548
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/27	135,000	139,998
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/29	765,000	825,868
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/30	150,000	164,625
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/35 (a)	75,000	83,804
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/37 (a)	100,000	109,679
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/38 (a)	110,000	119,600
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/41 (a)	25,000	26,530
RB Commonwealth of Virginia Series 2023 A	5.25%	02/01/42 (a)	75,000	80,288
RB Commonwealth of Virginia Series 2024 A	5.00%	02/01/27	55,000	57,036
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/26	250,000	253,221
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/27	165,000	171,109
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/28	170,000	180,044
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/29 (a)	200,000	211,552
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/30 (a)	50,000	52,720
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/29	110,000	118,752
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/30	255,000	279,863
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/31	145,000	161,452
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/32	55,000	61,888
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/33	520,000	590,106
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/35 (a)	190,000	212,304
Virginia Commonwealth Transportation Board
RB Commonwealth of Virginia Series 2018	4.00%	05/15/41 (a)	5,000,000	4,836,436
Refunding RB Series 2017	5.00%	09/15/27	180,000	189,163
Refunding RB Series 2017 A	5.00%	05/15/26	100,000	101,909
Refunding RB Series 2017 A	5.00%	05/15/27	25,000	26,074
Refunding RB Series 2017 A	5.00%	05/15/28 (a)	350,000	368,235
Refunding RB Series 2017 A	5.00%	05/15/31 (a)	100,000	104,673
Refunding RB Series 2022	5.00%	05/15/32	105,000	118,542
Refunding RB Series 2022	4.00%	05/15/35 (a)	70,000	72,398
Refunding RB Commonwealth of Virginia Series 2024	5.00%	05/15/27	185,000	192,945
Refunding RB Commonwealth of Virginia Series 2024	5.00%	05/15/30	100,000	110,181
Virginia Public Building Authority
RB Commonwealth of Virginia Series 2021 A-1	5.00%	08/01/33 (a)	35,000	38,671
RB Commonwealth of Virginia Series 2021 A-2	4.00%	08/01/34 (a)	45,000	46,307
RB Commonwealth of Virginia Series 2021 A-2	4.00%	08/01/35 (a)	100,000	101,812
RB Commonwealth of Virginia Series 2021 A-2	4.00%	08/01/37 (a)	100,000	99,564
RB Commonwealth of Virginia Series 2021 A-2	4.00%	08/01/39 (a)	165,000	160,601
RB Commonwealth of Virginia Series 2022 A	5.00%	08/01/37 (a)	100,000	108,449
Refunding RB Commonwealth of Virginia Series 2016 B	5.00%	08/01/26	100,000	102,569
Refunding RB Commonwealth of Virginia Series 2020 B	5.00%	08/01/25	155,000	155,278
Virginia Public School Authority
Refunding RB Series 2015	5.00%	08/01/25	100,000	100,158
Refunding RB Series 2015	5.00%	08/01/28 (a)	50,000	50,077
Virginia Resources Authority
Refunding RB Series 2016 C	4.00%	11/01/41 (a)	10,000	9,656
				36,306,903
WASHINGTON 2.5%
Central Puget Sound Regional Transit Authority
RB Sales & Rental Car Taxes Revenue Series 2015 S-1	5.00%	11/01/29 (a)(b)	155,000	156,146
RB Sales & Rental Car Taxes Revenue Series 2015 S-1	5.00%	11/01/30 (a)(b)	250,000	251,849
RB Sales & Rental Car Taxes Revenue Series 2015 S-1	5.00%	11/01/31 (a)(b)	140,000	141,035
RB Sales & Rental Car Taxes Revenue Series 2015 S-1	4.00%	11/01/33 (a)(b)	140,000	140,575
RB Sales & Rental Car Taxes Revenue Series 2015 S-1	5.00%	11/01/36 (a)(b)	55,000	55,407
RB Sales & Rental Car Taxes Revenue Series 2015 S-1	5.00%	11/01/45 (a)(b)	790,000	795,843
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/26	460,000	474,620
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/27	130,000	137,221
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/29	510,000	559,065
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/32 (a)	100,000	111,541
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/33 (a)	360,000	399,047
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/34 (a)	85,000	93,498
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	3.00%	11/01/36 (a)	50,000	45,293
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/36 (a)	250,000	271,262
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	4.00%	11/01/40 (a)	85,000	83,370
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	4.00%	11/01/46 (a)	100,000	89,179
City of Seattle Drainage & Wastewater Revenue
Refunding RB Series 2014	4.00%	05/01/44 (a)	125,000	111,116
City of Seattle Municipal Light & Power Revenue
RB Series 2015 A	4.00%	05/01/45 (a)	150,000	133,336
Refunding RB Series 2014	4.00%	09/01/44 (a)	100,000	89,901
Refunding RB Series 2022	5.00%	07/01/47 (a)	100,000	102,206
Refunding RB Series 2023 A	5.00%	03/01/31	50,000	55,652
City of Tacoma Electric System Revenue
Refunding RB Series 2013 A	4.00%	01/01/42 (a)	100,000	91,347
County of King
GO Bonds Series 2021 A	4.00%	01/01/27	130,000	132,731
GO Bonds Series 2021 A	5.00%	01/01/30	25,000	27,447
GO Bonds Series 2021 A	5.00%	01/01/31	50,000	55,719
Refunding GO Bonds Series 2017	4.00%	07/01/30 (a)	30,000	30,531
County of King Sewer Revenue
Refunding RB Series 2016 A	4.00%	07/01/38 (a)	125,000	123,591
Refunding RB Series 2016 B	4.00%	07/01/30 (a)	235,000	237,157
Refunding RB Series 2016 B	4.00%	07/01/31 (a)	80,000	80,641
Refunding RB Series 2016 B	5.00%	07/01/49 (a)	100,000	100,498
Refunding RB Series 2024 A	5.00%	01/01/36 (a)	100,000	112,099
Refunding RB Series 2024 B	5.00%	07/01/37 (a)	250,000	276,435
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue
RB Series 2022 B	3.00%	09/01/52 (a)	100,000	71,486
Energy Northwest
Refunding RB Bonneville Power Administration Series 2015 A	5.00%	07/01/25 (b)	115,000	115,000
Refunding RB Bonneville Power Administration Series 2015 C	5.00%	07/01/25 (b)	50,000	50,000
Refunding RB Bonneville Power Administration Series 2016 A	5.00%	07/01/25 (b)	90,000	90,000
Refunding RB Bonneville Power Administration Series 2016 A	5.00%	07/01/26	215,000	219,878
Refunding RB Bonneville Power Administration Series 2016 A	5.00%	07/01/27 (a)	315,000	321,968
Refunding RB Bonneville Power Administration Series 2016 A	5.00%	07/01/28 (a)	165,000	168,579
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/25 (b)	145,000	145,000
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/26	335,000	342,601
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/27	375,000	392,638
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/28 (a)	125,000	130,580
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/29 (a)	140,000	145,861
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/33 (a)	35,000	36,210
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/26	200,000	204,538
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/27	90,000	94,233
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/28	210,000	224,512
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/34 (a)	200,000	208,913
Refunding RB Bonneville Power Administration Series 2019 A	5.00%	07/01/36 (a)	130,000	136,380
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Bonneville Power Administration Series 2019 A	5.00%	07/01/37 (a)	85,000	88,934
Refunding RB Bonneville Power Administration Series 2020 A	5.00%	07/01/36 (a)	70,000	74,449
Refunding RB Bonneville Power Administration Series 2021 A	5.00%	07/01/41 (a)	585,000	608,323
Refunding RB Bonneville Power Administration Series 2021 A	4.00%	07/01/42 (a)	480,000	447,887
Refunding RB Bonneville Power Administration Series 2023 A	4.00%	07/01/30	25,000	26,378
Refunding RB Bonneville Power Administration Series 2023 A	5.00%	07/01/34 (a)	230,000	257,567
Refunding RB Bonneville Power Administration Series 2023 A	5.00%	07/01/35 (a)	100,000	110,732
Refunding RB Bonneville Power Administration Series 2023 A	5.00%	07/01/36 (a)	95,000	104,246
Refunding RB Bonneville Power Administration Series 2023 A	5.00%	07/01/39 (a)	310,000	331,395
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/31	135,000	150,908
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/32	100,000	112,696
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/35 (a)	225,000	252,281
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/37 (a)	2,900,000	3,185,607
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/38 (a)	150,000	162,983
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/39 (a)	100,000	107,778
Franklin County School District No. 1 Pasco
Refunding GO Bonds Series 2023	4.00%	12/01/28 (c)	50,000	52,096
Refunding GO Bonds Series 2023	5.50%	12/01/40 (a)(c)	45,000	49,357
Refunding GO Bonds Series 2023	4.25%	12/01/42 (a)(c)	25,000	24,517
King & Snohomish Counties School District No. 417 Northshore
GO Bonds Series 2018	5.00%	12/01/35 (a)(c)	100,000	103,341
Refunding GO Bonds Series 2022	5.00%	12/01/39 (a)(c)	110,000	116,721
Refunding GO Bonds Series 2024	5.00%	12/01/39 (a)(c)	175,000	188,279
King County Public Hospital District No. 2
GO Bonds Series 2020 A	4.00%	12/01/45 (a)	100,000	85,942
King County School District No. 403 Renton
GO Bonds Series 2023	4.00%	12/01/40 (a)(c)	45,000	43,650
King County School District No. 411 Issaquah
GO Bonds Series 2016	4.00%	12/01/31 (a)(c)	50,000	50,242
King County School District No. 414 Lake Washington
Refunding GO Bonds Series 2020	4.00%	12/01/28 (c)	15,000	15,604
Refunding GO Bonds Series 2020	4.00%	12/01/29 (c)	95,000	99,619
Pierce County School District No. 10 Tacoma
GO Bonds Series 2020 B	4.00%	12/01/41 (a)(c)	145,000	135,878
Snohomish County Public Utility District No. 1 Electric System Revenue
RB Series 2015	5.00%	12/01/40 (a)	100,000	100,236
Snohomish County School District No. 15 Edmonds
Refunding GO Bonds Series 2024	5.00%	12/01/40 (a)(c)	50,000	53,622
Spokane County School District No. 81 Spokane
GO Bonds Series 2019	5.00%	12/01/36 (a)(c)	200,000	209,174
Refunding GO Bonds Series 2021	4.00%	12/01/38 (a)(c)	20,000	19,715
State of Washington
GO Bonds Series 2017 A	5.00%	08/01/42 (a)	25,000	25,291
GO Bonds Series 2017 D	5.00%	02/01/38 (a)	145,000	147,671
GO Bonds Series 2018 C	5.00%	02/01/42 (a)	6,000,000	6,089,117
GO Bonds Series 2019 A	5.00%	08/01/38 (a)	200,000	207,895
GO Bonds Series 2019 A	5.00%	08/01/43 (a)	255,000	259,916
GO Bonds Series 2020 A	5.00%	08/01/40 (a)	150,000	155,961
GO Bonds Series 2020 A	5.00%	08/01/41 (a)	100,000	103,394
GO Bonds Series 2020 A	5.00%	08/01/44 (a)	95,000	97,065
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2020 C	5.00%	02/01/35 (a)	165,000	176,321
GO Bonds Series 2020 C	5.00%	02/01/36 (a)	125,000	132,577
GO Bonds Series 2020 C	5.00%	02/01/38 (a)	30,000	31,451
GO Bonds Series 2020 C	5.00%	02/01/39 (a)	6,565,000	6,847,404
GO Bonds Series 2020 C	5.00%	02/01/40 (a)	160,000	165,790
GO Bonds Series 2020 C	5.00%	02/01/41 (a)	150,000	154,683
GO Bonds Series 2020 C	5.00%	02/01/42 (a)	200,000	205,376
GO Bonds Series 2021 A	5.00%	08/01/37 (a)	30,000	32,164
GO Bonds Series 2021 A	5.00%	08/01/40 (a)	155,000	163,074
GO Bonds Series 2021 A	5.00%	08/01/43 (a)	25,000	25,823
GO Bonds Series 2021 A	5.00%	08/01/44 (a)	150,000	154,229
GO Bonds Series 2021 C	5.00%	02/01/41 (a)	50,000	52,091
GO Bonds Series 2021 C	5.00%	02/01/45 (a)	120,000	122,750
GO Bonds Series 2022 A-1	5.00%	08/01/31	100,000	112,001
GO Bonds Series 2022 A-1	5.00%	08/01/33 (a)	120,000	134,441
GO Bonds Series 2022 A-2	5.00%	08/01/40 (a)	125,000	132,439
GO Bonds Series 2022 A-2	5.00%	08/01/41 (a)	135,000	141,977
GO Bonds Series 2022 A-3	5.00%	08/01/46 (a)	60,000	61,345
GO Bonds Series 2022 A-3	5.00%	08/01/47 (a)	250,000	255,076
GO Bonds Series 2022 C	5.00%	02/01/33 (a)	30,000	33,494
GO Bonds Series 2022 C	5.00%	02/01/41 (a)	55,000	57,673
GO Bonds Series 2022 C	5.00%	02/01/44 (a)	45,000	46,368
GO Bonds Series 2022 C	5.00%	02/01/45 (a)	20,000	20,524
GO Bonds Series 2022 C	5.00%	02/01/46 (a)	55,000	56,174
GO Bonds Series 2023 A	5.00%	08/01/35 (a)	25,000	27,799
GO Bonds Series 2023 A	5.00%	08/01/36 (a)	55,000	60,642
GO Bonds Series 2023 A	5.00%	08/01/39 (a)	250,000	268,663
GO Bonds Series 2023 A	5.00%	08/01/44 (a)	250,000	259,499
GO Bonds Series 2023 B	5.00%	02/01/44 (a)	50,000	51,780
GO Bonds Series 2023 B	5.00%	02/01/46 (a)	165,000	169,715
GO Bonds Series 2023 B	5.00%	02/01/47 (a)	85,000	87,248
GO Bonds Series 2024 A	5.00%	08/01/36 (a)	30,000	33,451
GO Bonds Series 2024 A	5.00%	08/01/48 (a)	250,000	257,137
GO Bonds Series 2024 C	5.00%	02/01/38 (a)	30,000	32,820
GO Bonds Series 2024 C	5.00%	02/01/39 (a)	55,000	59,636
GO Bonds Series 2024 C	5.00%	02/01/49 (a)	35,000	35,846
GO Bonds Series 2025 C	5.00%	02/01/40 (a)	10,000	10,794
GO Bonds Series 2025 C	5.00%	02/01/44 (a)	115,000	120,712
GO Bonds Series 2025 C	5.00%	02/01/49 (a)	2,000,000	2,057,610
GO Bonds Series R-2022 D	4.00%	07/01/28	630,000	653,802
Refunding GO Bonds Series 2016 B	5.00%	07/01/29 (a)	80,000	80,834
Refunding GO Bonds Series 2016 B	5.00%	07/01/33 (a)	150,000	151,280
Refunding GO Bonds Series 2021	5.00%	06/01/41 (a)	10,000	10,329
Refunding GO Bonds Series R-2016 C	5.00%	07/01/32 (a)	85,000	85,767
Refunding GO Bonds Series R-2017 A	5.00%	08/01/28 (a)	165,000	168,789
Refunding GO Bonds Series R-2017 A	5.00%	08/01/31 (a)	175,000	178,661
Refunding GO Bonds Series R-2018 C	5.00%	08/01/27	60,000	62,945
Refunding GO Bonds Series R-2018 C	5.00%	08/01/29 (a)	250,000	260,707
Refunding GO Bonds Series R-2018 C	5.00%	08/01/30 (a)	115,000	119,712
Refunding GO Bonds Series R-2018 C	5.00%	08/01/33 (a)	20,000	20,709
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series R-2018 C	5.00%	08/01/34 (a)	155,000	160,081
Refunding GO Bonds Series R-2018 D	5.00%	08/01/27	150,000	157,362
Refunding GO Bonds Series R-2018 D	5.00%	08/01/30 (a)	15,000	15,630
Refunding GO Bonds Series R-2018 D	5.00%	08/01/31 (a)	100,000	104,056
Refunding GO Bonds Series R-2020 C	5.00%	07/01/25	250,000	250,000
Refunding GO Bonds Series R-2022 C	5.00%	07/01/25	30,000	30,000
Refunding GO Bonds Series R-2022 C	4.00%	07/01/27	195,000	200,663
Refunding GO Bonds Series R-2022 C	4.00%	07/01/28	160,000	166,045
Refunding GO Bonds Series R-2022 D	5.00%	07/01/25	200,000	200,000
Refunding GO Bonds Series R-2022 D	4.00%	07/01/27	4,010,000	4,126,457
Refunding GO Bonds Series R-2023 A	5.00%	08/01/26	500,000	512,843
Refunding GO Bonds Series R-2023 A	5.00%	08/01/28	100,000	107,077
Refunding GO Bonds Series R-2023 A	5.00%	08/01/34 (a)	4,810,000	5,394,692
Refunding GO Bonds Series R-2023 A	5.00%	08/01/35 (a)	150,000	166,792
Refunding GO Bonds Series R-2023 B	5.00%	07/01/30	10,000	11,054
Refunding GO Bonds Series R-2023 B	5.00%	07/01/34 (a)	80,000	89,469
Refunding GO Bonds Series R-2023 B	5.00%	07/01/36 (a)	285,000	312,532
Refunding GO Bonds Series R-2023 B	5.00%	07/01/37 (a)	300,000	326,507
Refunding GO Bonds Series R-2024 C	5.00%	08/01/25	25,000	25,043
Refunding GO Bonds Series R-2024 C	5.00%	08/01/29	25,000	27,241
Refunding GO Bonds Series R-2024 C	5.00%	08/01/31	125,000	139,927
Refunding GO Bonds Series R-2024 C	5.00%	08/01/37 (a)	45,000	49,639
Refunding GO Bonds Series R-2024 C	5.00%	08/01/38 (a)	100,000	109,125
Refunding GO Bonds Series R-2024 C	5.00%	08/01/40 (a)	80,000	85,948
Refunding GO Bonds Series R-2025 B	5.00%	07/01/28	80,000	85,529
Refunding GO Bonds Series R-2025 B	5.00%	07/01/31	200,000	223,801
Refunding GO Bonds Series R-2025 C	5.00%	07/01/29	50,000	54,427
Refunding GO Bonds Series R-2025 C	5.00%	07/01/30	410,000	453,413
University of Washington
Refunding RB Series 2012 C	3.13%	07/01/42 (a)	240,000	187,430
Washington Biomed Research Properties Lease
RB University of Washington Series 2015 A	4.00%	01/01/48 (a)	20,000	17,462
Washington State Convention Center Public Facilities District
RB Lodging Tax Revenue Series 2018	4.00%	07/01/58 (a)	160,000	124,243
RB Lodging Tax Revenue Series 2018	4.00%	07/01/58 (a)	50,000	38,144
RB Lodging Tax Revenue Series 2018	5.00%	07/01/58 (a)	100,000	95,644
Whatcom County School District No. 501 Bellingham
Refunding GO Bonds Series 2023	5.00%	12/01/39 (a)(c)	15,000	15,977
				51,826,587
WEST VIRGINIA 0.0%
Marshall University
Refunding RB Series 2020 A	3.00%	05/01/46 (a)(c)	50,000	36,940
West Virginia Parkways Authority
RB Series 2018	4.00%	06/01/47 (a)	150,000	130,425
RB Series 2021	5.00%	06/01/47 (a)	190,000	193,165
				360,530
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
WISCONSIN 0.8%
Franklin Public School District
GO Bonds Series 2025 A	4.00%	04/01/45 (a)	250,000	227,962
Public Finance Authority
RB University of Kansas Series 2016	5.00%	03/01/41 (a)	25,000	25,129
State of Wisconsin
GO Bonds Series 2021 A	4.00%	05/01/39 (a)	4,635,000	4,568,339
GO Bonds Series 2025 3	5.00%	05/01/30	1,000,000	1,106,429
GO Bonds Series 2025 3	5.00%	05/01/35	1,000,000	1,149,724
RB Series 2019 A	5.00%	05/01/28 (a)(b)	45,000	46,866
Refunding GO Bonds Series 2016 2	5.00%	11/01/25	310,000	312,293
Refunding GO Bonds Series 2017	5.00%	11/01/26	140,000	144,543
Refunding GO Bonds Series 2017	5.00%	11/01/27 (a)	205,000	213,914
Refunding GO Bonds Series 2017	5.00%	11/01/28 (a)	145,000	151,120
Refunding GO Bonds Series 2017 2	5.00%	11/01/27 (a)	190,000	198,262
Refunding GO Bonds Series 2017 3	5.00%	11/01/27 (a)	440,000	459,133
Refunding GO Bonds Series 2021 1	5.00%	05/01/27	30,000	31,315
Refunding GO Bonds Series 2022 4	5.00%	05/01/30	65,000	71,918
Refunding GO Bonds Series 2023 2	5.00%	05/01/31	50,000	56,086
Refunding GO Bonds Series 2023 2	5.00%	05/01/33	5,140,000	5,870,011
Refunding GO Bonds Series 2023 2	5.00%	05/01/37 (a)	45,000	49,139
Refunding GO Bonds Series 2023 2	5.00%	05/01/38 (a)	100,000	108,214
Refunding GO Bonds Series 2024 1	5.00%	05/01/32	100,000	113,254
Refunding GO Bonds Series 2024 1	5.00%	05/01/35 (a)	30,000	33,858
Refunding GO Bonds Series 2025 2	5.00%	05/01/27	20,000	20,877
Refunding RB Series 2019 A	5.00%	05/01/26 (b)	60,000	61,070
Refunding RB Series 2019 A	5.00%	05/01/27 (b)	200,000	208,292
State of Wisconsin Environmental Improvement Fund Revenue
RB Series 2024 A	5.00%	06/01/33 (a)	60,000	68,148
Village of Mount Pleasant
Tax Allocation Tax Increment District No. 5 Series 2018 A	5.00%	04/01/43 (a)	50,000	50,696
Wisconsin Center District
RB Series 2020 C	4.84%	12/15/50 (a)(c)(d)	800,000	223,175
RB Series 2020 D	5.20%	12/15/55 (a)(c)(d)	500,000	106,583
Wisconsin Department of Transportation
Refunding RB Series 2017 1	5.00%	07/01/27	305,000	319,589
Refunding RB Series 2017 1	5.00%	07/01/28 (a)	265,000	276,784
Refunding RB Fee Revenue Series 2023 1	5.00%	07/01/32	305,000	345,783
Refunding RB Fee Revenue Series 2024 2	5.00%	07/01/32	100,000	113,372
Refunding RB Vehicle Fee Revenue Series 2024 2	5.00%	07/01/25	25,000	25,000
Wisconsin Health & Educational Facilities Authority
Refunding RB Medical College of Wisconsin, Inc. Series 2016	4.00%	12/01/46 (a)	75,000	66,256
Refunding RB Medical College of Wisconsin, Inc. Series 2022	4.00%	12/01/51 (a)	100,000	87,057
				16,910,191
WYOMING 0.1%
County of Campbell
Refunding RB Basin Electric Power Cooperative Series 2019 A	3.63%	07/15/39 (a)	1,200,000	1,048,666
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
University of Wyoming
RB Series 2021 C	4.00%	06/01/51 (a)(c)	600,000	528,584
				1,577,250
Total Municipal Securities (Cost $2,039,454,941)				2,037,729,583
Total Investments in Securities (Cost $2,039,454,941)				2,037,729,583

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Refunded bond.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(e)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$2,037,729,583	$—	$2,037,729,583
Total	$—	$2,037,729,583	$—	$2,037,729,583

[1]	As categorized in the Portfolio Holdings.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $2,039,454,941)		$2,037,729,583
Cash		741,262
Receivables:
Interest		25,760,541
Fund shares sold	+	17,602,759
Total assets		2,081,834,145

Liabilities
Payables:
Investments bought		19,070,199
Investments bought - delayed-delivery		3,172,340
Management fees	+	49,351
Total liabilities		22,291,890
Net assets		$2,059,542,255

Net Assets by Source
Capital received from investors		$2,056,612,389
Total distributable earnings	+	2,929,866
Net assets		$2,059,542,255

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,059,542,255		81,900,000		$25.15

See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$20,089,254

Expenses
Management fees		159,626
Total expenses	–	159,626
Net investment income		19,929,628

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(1,095,217)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	44,633
Net realized losses		(1,050,584)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(1,232,210)
Net realized and unrealized losses		(2,282,794)
Increase in net assets resulting from operations		$17,646,834
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$19,929,628	$12,188,033
Net realized losses		(1,050,584)	(162,084)
Net change in unrealized appreciation (depreciation)	+	(1,232,210)	(7,800,373)
Increase in net assets resulting from operations		$17,646,834	$4,225,576

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($13,899,090 )	($11,944,295 )

TRANSACTIONS IN FUND SHARES[1]
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		63,100,000	$1,571,669,749	9,700,000	$251,338,494
Other capital		—	1,317,817	—	152,370
Shares redeemed	+	(200,000)	(4,987,809)	(100,000)	(2,594,714)
Net transactions in fund shares		62,900,000	$1,567,999,757	9,600,000	$248,896,150

SHARES OUTSTANDING AND NET ASSETS[1]
	1/1/25-6/30/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		19,000,000	$487,794,754	9,400,000	$246,617,323
Total increase	+	62,900,000	1,571,747,501	9,600,000	241,177,431
End of period		81,900,000	$2,059,542,255	19,000,000	$487,794,754

1
For the period ended December 31, 2024, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on
October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab U.S. TIPS ETF	Schwab Mortgage-Backed Securities ETF
Schwab Short-Term U.S. Treasury ETF	Schwab High Yield Bond ETF
Schwab Intermediate-Term U.S. Treasury ETF	Schwab International Dividend Equity ETF
Schwab Long-Term U.S. Treasury ETF	Schwab International Equity ETF
Schwab U.S. Aggregate Bond ETF	Schwab International Small-Cap Equity ETF
Schwab 1-5 Year Corporate Bond ETF	Schwab Emerging Markets Equity ETF
Schwab 5-10 Year Corporate Bond ETF	Schwab U.S. REIT ETF
Schwab Municipal Bond ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Broad Market ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab 1000 Index®ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Ariel ESG ETF
Schwab U.S. Small-Cap ETF	Schwab Crypto Thematic ETF
Schwab U.S. Dividend Equity ETF	Schwab Ultra-Short Income ETF
Schwab Government Money Market ETF	Schwab Core Bond ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash.  As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units.  Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab U.S. TIPS ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.
The Schwab Short-Term U.S. Treasury ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. Treasury bond market.
The Schwab Intermediate-Term U.S. Treasury ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. Treasury bond market.
The Schwab Long-Term U.S. Treasury ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the long-term U.S. Treasury bond market.
The Schwab U.S. Aggregate Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.
The Schwab 1-5 Year Corporate Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. corporate bond market.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

1. Business Structure of the Funds (continued):
The Schwab 5-10 Year Corporate Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. corporate bond market.
The Schwab Municipal Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the U.S. AMT-free municipal bond market.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of June 30, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their fair value may change daily.
Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in U.S. Treasury inflation-protected securities (TIPS). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Agency MBS and TBA Transactions: Under Financial Industry Regulatory Authority Rule 4210, broker-dealers are required to collect margin from most customers, such as funds, for the majority of covered agency transactions, including TBAs. The Schwab U.S. Aggregate Bond ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed-Delivery Transactions and When-Issued Securities: The funds may have transacted in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in each fund’s Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. Each fund complies with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Variable Rate Demand Note: A Variable Rate Demand Note (VRDN) is an asset class in the short-term municipal bond market with a variable (or floating) interest rate which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are daily and weekly, but could be monthly. The put feature entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time, shortening the legal maturity of the VRDN, these put features are daily and weekly, but could be monthly, making these liquid and short-term investments. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow a fund to exercise its demand rights at any time, some such securities may only allow a fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. A fund could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2025, the Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF had securities on loan, all of which were classified as corporate and government related bonds.  The value of the securities on loan and the related collateral at June 30, 2025, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income on the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the NAVs of the underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis.  In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold.  The Treasury Market Practices Group of the Federal Reserve Bank of New York recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(l) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB INTERMEDIATE-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF	SCHWAB MUNICIPAL BOND ETF
0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Fund Complex as of June 30, 2025, as applicable:
UNDERLYING FUNDS
	SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF
Schwab Monthly Income Fund - Flexible Payout	— %	— %	0.6%	— %	— %	0.0%*
Schwab Monthly Income Fund - Income Payout	— %	— %	0.5%	— %	0.9%	0.1%
Schwab Monthly Income Fund - Target Payout	— %	— %	0.4%	— %	— %	0.0%*
Schwab Target 2010 Index Fund	0.0%*	0.0%*	— %	0.3%	— %	— %
Schwab Target 2015 Index Fund	0.0%*	0.0%*	— %	0.4%	— %	— %
Schwab Target 2020 Index Fund	0.1%	0.2%	— %	1.4%	— %	— %
Schwab Target 2025 Index Fund	0.3%	0.3%	— %	3.0%	— %	— %
Schwab Target 2030 Index Fund	0.2%	0.4%	— %	5.7%	— %	— %
Schwab Target 2035 Index Fund	0.0%*	0.1%	— %	3.6%	— %	— %
Schwab Target 2040 Index Fund	— %	0.1%	— %	3.1%	— %	— %
Schwab Target 2045 Index Fund	— %	0.0%*	— %	1.4%	— %	— %
Schwab Target 2050 Index Fund	— %	— %	— %	1.3%	— %	— %
Schwab Target 2055 Index Fund	— %	— %	— %	0.6%	— %	— %
Schwab Target 2060 Index Fund	— %	— %	— %	0.5%	— %	— %
Schwab Target 2065 Index Fund	— %	— %	— %	0.1%	— %	— %
Schwab VIT Balanced Portfolio	0.0%*	0.1%	— %	0.3%	— %	— %
Schwab VIT Balanced with Growth Portfolio	0.0%*	0.1%	— %	0.5%	— %	— %
Schwab VIT Growth Portfolio	— %	— %	— %	0.3%	— %	— %

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

 5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds  from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to manage the effects of interest rate changes.
As of June 30, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	INTEREST RATE CONTRACTS	TOTAL
Asset Derivatives
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	$12,934	$12,934
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	6,907	6,907

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	($18,776 )	($18,776 )
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	(3,616)	(3,616)

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended June 30, 2025, were:
	INTEREST RATE CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	($7,638 )	($7,638 )
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	(655,787)	(655,787)

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

6. Derivatives (continued):
Net Change in Unrealized Appreciation (Depreciation)
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	($4,398 )	($4,398 )
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	13,274	13,274

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended June 30, 2025, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab U.S. TIPS ETF	$—	—
Schwab Short-Term U.S. Treasury ETF	—	—
Schwab Intermediate-Term U.S. Treasury ETF	—	—
Schwab Long-Term U.S. Treasury ETF	—	—
Schwab U.S. Aggregate Bond ETF	—	—
Schwab 1-5 Year Corporate Bond ETF	4,833,513	30
Schwab 5-10 Year Corporate Bond ETF	42,669,958	361
Schwab Municipal Bond ETF	—	—

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2025, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$1,494,209,539	$—	$1,494,209,539
Schwab Short-Term U.S. Treasury ETF	4,288,676,786	—	4,288,676,786
Schwab Intermediate-Term U.S. Treasury ETF	2,208,933,264	—	2,208,933,264
Schwab Long-Term U.S. Treasury ETF	92,032,188	—	92,032,188
Schwab U.S. Aggregate Bond ETF	1,428,756,759	210,003,549	1,638,760,308
Schwab 1-5 Year Corporate Bond ETF	100,734,276	—	100,734,276
Schwab 5-10 Year Corporate Bond ETF	—	870,423,874	870,423,874
Schwab Municipal Bond ETF	—	487,669,271	487,669,271
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$1,583,422,821	$—	$1,583,422,821
Schwab Short-Term U.S. Treasury ETF	3,774,377,132	—	3,774,377,132
Schwab Intermediate-Term U.S. Treasury ETF	2,171,242,274	—	2,171,242,274
Schwab Long-Term U.S. Treasury ETF	79,271,346	—	79,271,346
Schwab U.S. Aggregate Bond ETF	1,400,037,778	223,110,402	1,623,148,180
Schwab 1-5 Year Corporate Bond ETF	101,409,138	—	101,409,138
Schwab 5-10 Year Corporate Bond ETF	—	890,443,601	890,443,601
Schwab Municipal Bond ETF	—	131,969,990	131,969,990
*
Includes securities guaranteed by U.S. Government Agencies.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

 8. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in the relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges for the funds, except for Schwab Municipal Bond ETF, are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. For the Schwab Municipal Bond ETF, variable charges are recorded in the Transactions In Fund Shares section in Other capital in the Statement of Changes in Net Assets and in Per-Share Data Other capital in the Financial Highlights. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended June 30, 2025, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab U.S. TIPS ETF	$2,499,759,941	$1,405,045,099
Schwab Short-Term U.S. Treasury ETF	2,814,562,415	3,673,554,323
Schwab Intermediate-Term U.S. Treasury ETF	1,417,484,431	932,248,149
Schwab Long-Term U.S. Treasury ETF	301,618,280	264,167,513
Schwab U.S. Aggregate Bond ETF	329,955,497	385,169,057
Schwab 1-5 Year Corporate Bond ETF	72,256,281	28,967,201
Schwab 5-10 Year Corporate Bond ETF	1,716,590,135	1,026,766,635
Schwab Municipal Bond ETF	1,173,581,409	2,439,186
For the period ended June 30, 2025, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended June 30, 2025, are disclosed in the funds’ Statements of Operations, if any.

9. Federal Income Taxes:
As of June 30, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab U.S. TIPS ETF	$13,737,983,605	$—	($799,873,320 )	($799,873,320 )
Schwab Short-Term U.S. Treasury ETF	10,910,812,370	72,033,101	(1,899,314)	70,133,787
Schwab Intermediate-Term U.S. Treasury ETF	10,822,582,387	70,756,330	(38,292,235)	32,464,095
Schwab Long-Term U.S. Treasury ETF	811,307,185	—	(60,009,657)	(60,009,657)
Schwab U.S. Aggregate Bond ETF	9,092,147,922	29,256,853	(488,899,816)	(459,642,963)
Schwab 1-5 Year Corporate Bond ETF	517,533,202	6,912,550	(1,100,836)	5,811,714
Schwab 5-10 Year Corporate Bond ETF	8,442,819,405	191,574,192	(5,115,473)	186,458,719
Schwab Municipal Bond ETF	2,039,467,418	17,215,142	(18,952,977)	(1,737,835)
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2024, the funds had capital loss carryforwards as follows:

Schwab U.S. TIPS ETF	$1,043,425,520
Schwab Short-Term U.S. Treasury ETF	540,084,091
Schwab Intermediate-Term U.S. Treasury ETF	698,875,780
Schwab Long-Term U.S. Treasury ETF	36,954,104
Schwab U.S. Aggregate Bond ETF	524,641,794
Schwab 1-5 Year Corporate Bond ETF	9,549,165
Schwab 5-10 Year Corporate Bond ETF	49,537,562
Schwab Municipal Bond ETF	665,017
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2025. The tax basis components of distributions paid during the fiscal year ended December 31, 2024 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME
Schwab U.S. TIPS ETF	$—	$333,819,075
Schwab Short-Term U.S. Treasury ETF	—	466,133,505
Schwab Intermediate-Term U.S. Treasury ETF	—	332,975,855
Schwab Long-Term U.S. Treasury ETF	—	31,021,445
Schwab U.S. Aggregate Bond ETF	—	309,988,610
Schwab 1-5 Year Corporate Bond ETF	—	17,176,230
Schwab 5-10 Year Corporate Bond ETF	—	348,286,925
Schwab Municipal Bond ETF	11,934,873	9,422
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of  December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2024, the funds did not incur any interest or penalties.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

 10. Share Splits:
Effective September 25, 2024, the Board authorized the following share splits for the below funds:
Fund	Share Split Ratio
Schwab U.S. TIPS ETF	2-for-1
Schwab Short-Term U.S. Treasury ETF	2-for-1
Schwab Intermediate-Term U.S. Treasury ETF	2-for-1
Schwab U.S. Aggregate Bond ETF	2-for-1
Schwab 1-5 Year Corporate Bond ETF	2-for-1
Schwab 5-10 Year Corporate Bond ETF	2-for-1
Schwab Municipal Bond ETF	2-for-1

These share splits applied to shareholders of record as of the close of U.S. markets on October 9, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. These share splits increased the number of shares outstanding and decreased the NAV per share. The share splits did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF, and Schwab Municipal Bond ETF have been retroactively adjusted to reflect the above share splits in the prior periods presented.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF, Schwab Long-Term U.S. Treasury ETF, and Schwab Municipal Bond ETF (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the
Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2024, with all of the Funds performing in their expected performance ranges. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Schwab Short-Term U.S. Treasury ETF and the Schwab U.S. Aggregate Bond ETF had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board noted that each Fund performed in line with its respective benchmark, each Fund’s performance peer group included actively managed peers and concluded that other factors relevant to performance supported renewal of the Agreement with respect to each Fund including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with each Fund’s investment objective and policies. Following such evaluation, the Board concluded, within the context of its full deliberations that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees noted that each Fund’s expenses ranked in the first quartile compared to its respective peer group, except for Schwab U.S. Aggregate Bond ETF which ranked in the third quartile. However, the Trustees acknowledged the Schwab U.S. Aggregate Bond ETF’s peer group has a narrow range of expenses, and the difference between the first and second quartiles in its peer group is less than 0.01%. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking fixed income indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, including modernizing the investment adviser’s technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

MFR62961-14
00315740

Semiannual Holdings and Financial Statements | June 30, 2025
Schwab Core Bond ETF

    Ticker Symbol SCCR

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
1

Schwab Core Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

2/5/25[1]– 6/30/25*
Per-Share Data
Net asset value at beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.48
Net realized and unrealized gains (losses)	0.36
Total from investment operations	0.84
Less distributions:
Distributions from net investment income	(0.31)
Other capital	0.04
Net asset value at end of period	$25.57
Total return	3.52%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.16%[4]
Net investment income (loss)	4.79%[4]
Portfolio turnover rate[5]	38%[3]
Net assets, end of period (x 1,000)	$294,045

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Schwab Core Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued). For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 27.5% OF NET ASSETS

Financial Institutions 11.0%
Banking 9.6%
American Express Co.
5.10%, 02/16/28 (a)(b)	2,715,000	2,747,417
Bank of America Corp.
3.42%, 12/20/28 (a)(b)	1,420,000	1,388,135
5.47%, 01/23/35 (a)(b)	1,335,000	1,372,153
California State Public Works Board
4.45%, 04/01/27	100,000	100,610
4.83%, 04/01/30	150,000	153,011
Capital One Financial Corp.
1.88%, 11/02/27 (a)(b)	2,905,000	2,807,276
Citigroup, Inc.
5.17%, 02/13/30 (a)(b)	2,705,000	2,760,236
Goldman Sachs Group, Inc.
3.75%, 02/25/26 (b)	480,000	478,056
2.60%, 02/07/30 (b)	3,025,000	2,796,885
JPMorgan Chase & Co.
3.16%, 04/22/42 (a)(b)	2,790,000	2,110,495
Morgan Stanley
5.12%, 02/01/29 (a)(b)	2,700,000	2,748,654
PNC Financial Services Group, Inc.
6.88%, 10/20/34 (a)(b)	1,245,000	1,393,030
U.S. Bancorp
2.38%, 07/22/26 (b)	485,000	476,163
1.38%, 07/22/30 (b)	3,240,000	2,803,507
Wells Fargo & Co.
4.15%, 01/24/29 (b)	1,390,000	1,385,872
3.07%, 04/30/41 (a)(b)	3,755,000	2,841,822
		28,363,322
Financial Other 0.2%
Idaho Housing & Finance Association
RB Series 2025 A 4.95%, 01/01/33	415,000	414,444
Iowa Finance Authority
4.81%, 01/01/31	100,000	100,756
		515,200
Insurance 0.5%
UnitedHealth Group, Inc.
5.35%, 02/15/33 (b)	1,350,000	1,391,040
REITs 0.7%
Simon Property Group LP
4.75%, 09/26/34 (b)	2,155,000	2,099,466
		32,369,028

Industrial 16.0%
Basic Industry 1.0%
Freeport-McMoRan, Inc.
5.45%, 03/15/43 (b)	2,945,000	2,790,859
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Capital Goods 2.4%
Boeing Co.
5.81%, 05/01/50 (b)	2,920,000	2,803,551
Caterpillar, Inc.
5.20%, 05/15/35 (b)	1,380,000	1,407,172
RTX Corp.
6.40%, 03/15/54 (b)	2,550,000	2,798,115
		7,008,838
Communications 1.9%
AT&T, Inc.
2.25%, 02/01/32 (b)	3,245,000	2,794,951
T-Mobile USA, Inc.
4.50%, 04/15/50 (b)	3,390,000	2,804,750
		5,599,701
Consumer Cyclical 1.4%
Amazon.com, Inc.
4.05%, 08/22/47 (b)	3,375,000	2,794,196
Target Corp.
5.00%, 04/15/35 (b)	1,360,000	1,359,959
		4,154,155
Consumer Non-Cyclical 3.7%
AbbVie, Inc.
4.05%, 11/21/39 (b)	2,405,000	2,108,776
Anheuser-Busch InBev Finance, Inc.
4.90%, 02/01/46 (b)	965,000	881,026
CommonSpirit Health
4.35%, 11/01/42	3,385,000	2,842,486
CVS Health Corp.
4.30%, 03/25/28 (b)	2,790,000	2,779,398
GE HealthCare Technologies, Inc.
4.80%, 08/14/29 (b)	1,350,000	1,369,953
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32 (b)	1,000,000	1,017,860
		10,999,499
Energy 1.9%
EQT Corp.
3.90%, 10/01/27 (b)	2,810,000	2,774,201
Kinder Morgan, Inc.
5.15%, 06/01/30 (b)	2,740,000	2,799,814
		5,574,015
Industrial Other 0.3%
Harris County Cultural Education Facilities Finance Corp.
RB 2020 2.51%, 11/15/27	220,000	210,440
New Jersey Educational Facilities Authority
RB Series 2017 C 3.44%, 09/01/27	475,000	466,855
See financial notes
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
3

Schwab Core Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Tech University System
RB Series 2025 B 4.62%, 02/15/29	200,000	203,481
RB Series 2025 B 5.31%, 02/15/39 (b)	125,000	127,164
		1,007,940
Technology 3.4%
Broadcom, Inc.
4.75%, 04/15/29 (b)	1,365,000	1,382,936
Fiserv, Inc.
3.50%, 07/01/29 (b)	1,430,000	1,377,919
Micron Technology, Inc.
6.05%, 11/01/35 (b)	1,350,000	1,412,613
Oracle Corp.
4.00%, 11/15/47 (b)	1,845,000	1,415,078
QUALCOMM, Inc.
4.80%, 05/20/45 (b)	2,310,000	2,109,122
Synopsys, Inc.
4.85%, 04/01/30 (b)	2,075,000	2,105,088
5.00%, 04/01/32 (b)	250,000	253,350
		10,056,106
		47,191,113

Utility 0.5%
Electric 0.5%
Florida Power & Light Co.
2.45%, 02/03/32 (b)	1,580,000	1,396,135
Total Corporates (Cost $80,054,869)		80,956,276

TREASURIES 14.1% OF NET ASSETS
U.S. Treasury Bonds
4.63%, 02/15/55	2,000,000	1,947,812
4.75%, 05/15/55	4,200,000	4,177,359
U.S. Treasury Notes
4.13%, 01/31/27	6,110,000	6,139,118
4.13%, 02/28/27	5,000,000	5,026,855
3.88%, 03/31/27	1,685,000	1,687,929
4.25%, 02/15/28	2,000,000	2,027,344
3.88%, 03/15/28	13,710,000	13,777,479
4.00%, 03/31/30	3,115,000	3,144,812
3.88%, 04/30/30	3,600,000	3,615,047
Total Treasuries (Cost $41,223,558)		41,543,755

GOVERNMENT RELATED 29.9% OF NET ASSETS

Local Authority 29.9%
U.S. 29.9%
Allegheny County Airport Authority
4.88%, 01/01/30	150,000	151,676
American Municipal Power, Inc.
RB Series 2019D
2.91%, 02/15/30	300,000	281,707
Broomfield Urban Renewal Authority
Tax Allocation
4.90%, 12/01/30	515,000	522,699
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
RB Series 2012B
5.81%, 07/01/41	220,000	229,731
California Health Facilities Financing Authority
2.58%, 06/01/29	225,000	211,364
California State University
RB Series 2018B
3.80%, 11/01/30 (b)	580,000	567,320
RB Series 2020B
2.98%, 11/01/51 (b)	1,000,000	663,652
City of Asheville NC
5.12%, 04/01/33	550,000	563,865
5.37%, 04/01/36 (b)	625,000	643,054
City of Chula Vista
RB 2021
1.83%, 06/01/31	1,685,000	1,439,934
City of Cleveland Income Tax Revenue
2.58%, 10/01/35 (b)	1,455,000	1,189,316
City of Glendale
COP 2021
2.32%, 07/01/31	1,000,000	887,362
COP 2021
2.94%, 07/01/37 (b)	750,000	604,502
City of Houston Combined Utility System Revenue
RB Series 2019 C
2.36%, 11/15/30 (b)	205,000	187,112
City of Kansas City MO
5.44%, 04/01/39 (b)	2,140,000	2,172,699
City of Lakeland
4.61%, 10/01/28	400,000	402,006
4.78%, 10/01/30	400,000	403,407
4.89%, 10/01/31	410,000	413,665
4.99%, 10/01/32	400,000	403,673
5.12%, 10/01/33	415,000	419,433
City of New York
5.40%, 02/01/34	1,365,000	1,423,679
GO Bonds Series 2023 B-2
5.98%, 10/01/38 (b)	310,000	327,009
City of Oakland
GO Bonds Series2023 A-2
5.50%, 07/15/31	195,000	204,510
City of Ogden City Sewer & Water Revenue
RB Series 2020 B
1.55%, 06/15/27	305,000	291,589
City of Philadelphia PA
4.68%, 08/01/30	550,000	559,897
4.95%, 08/01/32	800,000	817,470
City of Shelbyville
GO Bonds Series 2021
0.75%, 08/01/27	235,000	219,861
City of Trussville
GO Bonds Series 2020 B
1.26%, 10/01/27	220,000	207,090
City of Watertown
GO Bonds Series 2020
2.00%, 06/01/27	290,000	279,293
City of Worcester
GO Bonds Series 1998
6.25%, 01/01/28	1,280,000	1,323,501
Colorado Health Facilities Authority
RB Series 2019B
3.80%, 11/01/44	1,130,000	901,786
See financial notes
4
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Schwab Core Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Commonwealth Financing Authority
RB Series 2019A
3.81%, 06/01/41	580,000	489,123
RB Series A
3.86%, 06/01/38	520,000	476,373
Series A
4.14%, 06/01/38	40,000	37,013
Connecticut Housing Finance Authority
RB Series 2025 B-3
4.90%, 05/15/31	205,000	206,924
RB Series 2025 B-3
4.94%, 11/15/31	210,000	211,666
County of Franklin
RB Series 2019 B
3.38%, 11/01/50	545,000	379,949
County of Harris Hotel Occupancy Tax Revenue
RB 2024
4.99%, 08/15/37 (b)	735,000	722,775
County of Miami-Dade
RB Series 2009 B
7.08%, 10/01/29	150,000	165,646
County of Miami-Dade Seaport Department
1.96%, 10/01/30	2,500,000	2,229,575
County of Pima
RB Series 2021
2.03%, 05/01/31	195,000	172,196
County of Riverside
5.04%, 02/15/35	3,000,000	3,029,136
County of St. Louis
RB Series 2020 B
2.00%, 12/01/27	435,000	413,497
Dallas Fort Worth International Airport
RB Series 2020 C
1.95%, 11/01/28	245,000	228,671
RB Series A
4.09%, 11/01/51	300,000	243,014
District of Columbia
5.75%, 04/01/35 (b)	510,000	528,013
District of Columbia Income Tax Revenue
5.29%, 06/01/40 (b)	500,000	500,688
5.64%, 06/01/45 (b)	2,470,000	2,495,009
Florida Housing Finance Corp.
RB Series 2025 2
5.16%, 07/01/33	100,000	101,264
Golden State Tobacco Securitization Corp.
RB Series 2021 A-1
2.33%, 06/01/27	885,000	848,587
RB Series 2021 A-1
2.53%, 06/01/28	1,875,000	1,769,351
RB Series 2021 A-1
2.59%, 06/01/29	1,085,000	1,003,898
RB Series 2021 B
1.89%, 06/01/27	165,000	158,151
Illinois Housing Development Authority
RB Series 2025 B
4.78%, 10/01/31	500,000	507,934
RB Series 2025 B
5.13%, 10/01/33 (b)	500,000	513,540
Indiana Finance Authority
RB Series 2022
4.31%, 03/01/52 (b)	1,000,000	802,038
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Indiana Housing & Community Development Authority
Cmnty Dev Aut Inssfh 01/31 Fixed 4.832
4.83%, 01/01/31	200,000	201,880
JEA District Energy System Revenue
RB Series 2025 A
5.60%, 10/01/55 (b)	300,000	296,065
JobsOhio Beverage System
Series B
4.53%, 01/01/35	555,000	550,240
Kansas Development Finance Authority
RB Series 2021 K
1.52%, 05/01/28	215,000	200,454
RB Series H
4.93%, 04/15/45	1,130,000	1,053,030
Kentucky State Property & Building Commission
RB Series 2021 B
2.22%, 09/01/31	965,000	842,032
Los Angeles Community College District
GO Bonds 2004 B
5.52%, 08/01/29	1,700,000	1,743,914
Maine Health & Higher Educational Facilities Authority
RB Series 2021 B
1.86%, 07/01/28	300,000	277,256
Maryland Department of Housing & Community Development
RB Series 2025 B
5.09%, 09/01/32	655,000	665,043
Massachusetts Housing Finance Agency
RB Series 2025 243
4.65%, 06/01/31	500,000	503,782
RB Series 2025 243
4.97%, 06/01/33	500,000	505,161
McKinney Economic Development Corp. Sales Tax Revenue
5.35%, 09/01/33	200,000	205,974
Michigan Finance Authority
2.67%, 09/01/49 (b)(c)	535,000	523,850
Michigan State Housing Development Authority
4.17%, 12/01/27	150,000	150,602
Minnesota Housing Finance Agency
4.60%, 07/01/29 (d)	770,000	776,145
4.91%, 01/01/31 (d)	835,000	843,571
RB Series 2025 A
4.98%, 01/01/32	500,000	503,581
Montgomery County Housing Opportunities Commission
RB Series 2025
5.05%, 12/01/37 (b)	500,000	497,708
RB Series 2025
4.48%, 12/01/29	250,000	252,614
Nebraska Investment Finance Authority
5.35%, 03/01/33	285,000	288,324
5.45%, 03/01/34 (b)	1,630,000	1,649,097
New Hampshire Business Finance Authority
5.88%, 12/01/35	2,000,000	2,073,682
New Jersey Economic Development Authority
RB Series 2019 NNN
3.87%, 06/15/33	595,000	558,322
Series A
7.43%, 02/15/29	2,103,000	2,222,108
See financial notes
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
5

Schwab Core Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York City Housing Development Corp.
RB Series 2020 F1
2.24%, 05/01/30 (b)	235,000	212,919
New York City Transitional Finance Authority
4.93%, 05/01/31	1,045,000	1,072,185
5.22%, 05/01/33	1,000,000	1,030,467
5.66%, 05/01/40 (b)	1,000,000	1,026,449
RB Series 2025 F
4.75%, 11/01/27	260,000	264,070
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2018 C-5
3.85%, 05/01/30 (b)	210,000	206,435
New York State Dormitory Authority
5.99%, 07/01/45 (b)	1,500,000	1,524,069
New York State Thruway Authority
RB Series 2019 M
3.50%, 01/01/42 (b)	290,000	238,872
North Dakota Housing Finance Agency
5.05%, 01/01/31	475,000	484,232
Oregon State Lottery
4.46%, 04/01/30	250,000	253,396
5.38%, 04/01/38 (b)	500,000	510,484
Pennsylvania Economic Development Financing Authority
2.62%, 03/01/29	1,855,000	1,747,620
5.11%, 06/01/34	440,000	448,570
RB Series 2021
1.97%, 06/15/28	1,000,000	942,015
RB Series 2025
4.72%, 06/01/29	150,000	152,764
RB Series 2025
4.88%, 06/01/31	210,000	214,125
Pennsylvania State University
5.09%, 09/01/36	350,000	355,487
Philadelphia Authority for Industrial Development
RB Series 1999 C
6.55%, 10/15/28	1,740,000	1,859,827
Port Authority of New York & New Jersey
Consolidated Bonds 165th Series
5.65%, 11/01/40	180,000	188,390
RB Series 2019 215
3.29%, 08/01/69	290,000	186,078
Public Finance Authority
RB Series 2017A
3.11%, 07/01/27	300,000	294,167
Redondo Beach Community Financing Authority
RB Series 2021 A
2.09%, 05/01/30	525,000	468,171
Rhode Island Housing & Mortgage Finance Corp.
RB Series 2025 85
4.96%, 10/01/33 (b)	500,000	506,381
Rutgers The State University of New Jersey
Series R
3.27%, 05/01/43	1,150,000	908,444
Sales Tax Securitization Corp.
RB Series 2017 C
3.28%, 01/01/29	1,015,000	982,299
RB Series 2024 B
5.23%, 01/01/39 (b)	695,000	696,854
South Carolina Public Service Authority
RB Series 2009 F
5.74%, 01/01/30	920,000	952,901
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series 2012 E
4.55%, 12/01/30	1,110,000	1,114,272
RB Series 2025 C
4.71%, 12/01/28	350,000	353,061
RB Series 2025 C
5.01%, 12/01/32	125,000	126,190
Southwestern Illinois Development Authority
5.06%, 04/01/31	400,000	407,185
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34 (b)	1,095,000	1,126,417
Series A
1.71%, 07/01/27	797,000	759,342
State of California
GO Bonds
5.10%, 09/01/35	3,505,000	3,573,835
GO Bonds
5.13%, 03/01/38 (b)	1,305,000	1,304,265
State of Connecticut
4.59%, 03/15/30	250,000	255,219
5.15%, 03/15/35	200,000	206,115
GO Bonds Series 2008A
5.85%, 03/15/32	440,000	471,644
State of Hawaii
GO Bonds Series 2021 GN
5.08%, 10/01/41 (b)	205,000	204,137
State of Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,444,069	1,449,202
GO Bonds Series 2024 A
4.48%, 10/01/32	205,000	201,301
State of Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	419,440	429,226
Toledo Lucas County Public Library
GO Bonds Series 2025 B
4.27%, 12/01/28	400,000	401,317
GO Bonds Series 2025 B
5.14%, 12/01/38 (b)	500,000	496,781
University of Michigan
RB Series C
3.60%, 04/01/47	620,000	515,219
University of North Texas System
5.31%, 04/15/39 (b)	320,000	321,198
Utah Housing Corp.
4.94%, 01/01/31 (d)	270,000	272,485
5.40%, 01/01/33 (d)	825,000	836,189
RB Series 2025 D
5.08%, 01/01/34 (b)	360,000	356,368
Vermont Housing Finance Agency
5.36%, 11/01/33 (d)	230,000	234,181
RB Series 2025 B
5.32%, 11/01/34 (b)	135,000	135,943
		87,811,091
Total Government Related (Cost $86,975,591)		87,811,091

SECURITIZED 27.7% OF NET ASSETS

Mortgage-Backed Securities Pass-Through 27.7%
Federal Home Loan Mortgage Corp.
2.00%, 10/01/36 to 08/01/52 (b)	5,093,688	4,261,065
2.50%, 10/01/31 to 04/01/52 (b)	7,572,071	6,537,320
See financial notes
6
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Schwab Core Bond ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 04/01/50 to 11/01/52 (b)	2,968,950	2,583,950
3.50%, 08/01/52 to 11/01/54 (b)	1,722,380	1,554,165
4.00%, 06/01/52 to 09/01/52 (b)	2,144,309	1,999,858
5.00%, 08/01/52 to 12/01/54 (b)	5,521,722	5,436,862
5.50%, 05/01/53 to 05/01/55 (b)	7,942,419	7,952,165
6.00%, 09/01/53 to 05/01/55 (b)	3,800,229	3,886,920
6.50%, 12/01/53 to 06/01/55 (b)	1,980,961	2,049,344
Federal National Mortgage Association
2.00%, 01/01/37 to 02/01/52 (b)	11,081,622	9,048,966
2.50%, 11/01/36 to 12/01/51 (b)	3,675,593	3,198,298
3.00%, 02/01/52 to 09/01/52 (b)	1,904,127	1,659,974
3.50%, 01/01/52 to 10/01/52 (b)	1,591,840	1,440,057
4.00%, 10/01/51 to 11/01/52 (b)	1,414,624	1,326,331
5.00%, 11/01/53 to 04/01/54 (b)	3,727,899	3,664,896
5.50%, 12/01/52 (b)	873,392	878,320
6.00%, 08/01/54 to 05/01/55 (b)	3,079,795	3,132,768
6.50%, 08/01/54 to 06/01/55 (b)	1,247,853	1,288,771
Government National Mortgage Association
2.50%, 02/20/50 to 06/20/52 (b)	5,137,596	4,370,958
3.00%, 11/20/49 to 09/20/52 (b)	3,198,147	2,836,251
3.50%, 06/20/50 to 01/20/53 (b)	2,955,925	2,710,582
4.00%, 11/20/48 to 06/20/54 (b)	2,539,106	2,389,422
4.50%, 12/20/48 to 07/20/53 (b)	4,502,449	4,352,714
5.50%, 07/20/54 to 02/20/55 (b)	1,881,420	1,889,459
6.00%, 09/20/54 to 12/20/54 (b)	647,036	656,787
6.50%, 07/20/54 to 08/20/54 (b)	358,197	367,550
Total Securitized (Cost $80,919,684)		81,473,753

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (e)	3,674,524	3,674,524
Total Short-Term Investments (Cost $3,674,524)		3,674,524
Total Investments in Securities (Cost $292,848,226)		295,459,399

(a)	Fixed-to-Float security is in a fixed-rate coupon period.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	The rate shown is the annualized 7-day yield.

COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$80,956,276	$—	$80,956,276
Treasuries[1]	—	41,543,755	—	41,543,755
Government Related[1]	—	87,811,091	—	87,811,091
Securitized[1]	—	81,473,753	—	81,473,753
Short-Term Investments[1]	3,674,524	—	—	3,674,524
Total	$3,674,524	$291,784,875	$—	$295,459,399

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
7

Schwab Core Bond ETF
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $292,848,226)		$295,459,399
Cash		50,714
Receivables:
Interest		2,598,131
Investments sold		1,806,458
Dividends	+	31,749
Total assets		299,946,451

Liabilities
Payables:
Investments bought - delayed-delivery		4,732,240
Investments bought		1,133,687
Management fees	+	35,218
Total liabilities		5,901,145
Net assets		$294,045,306

Net Assets by Source
Capital received from investors		$290,898,861
Total distributable earnings	+	3,146,445
Net assets		$294,045,306

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$294,045,306		11,500,000		$25.57

See financial notes
8
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Schwab Core Bond ETF
Statement of Operations

For the period February 5, 2025* through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$3,089,612
Dividends received from securities - unaffiliated issuers	+	85,821
Total investment income		3,175,433

Expenses
Management fees		102,678
Total expenses	–	102,678
Net investment income		3,072,755

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(472,403)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	2,611,173
Net realized and unrealized gains		2,138,770
Increase in net assets resulting from operations		$5,211,525

*	Commencement of operations.
See financial notes
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
9

Schwab Core Bond ETF
Statement of Changes in Net Assets

For the current period only
Figures for the current period are unaudited
OPERATIONS
	2/5/25*-6/30/25
Net investment income		$3,072,755
Net realized losses		(472,403)
Net change in unrealized appreciation (depreciation)	+	2,611,173
Increase in net assets resulting from operations		$5,211,525

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,065,080 )

TRANSACTIONS IN FUND SHARES
	2/5/25*-6/30/25
		SHARES	VALUE
Shares sold		11,500,000	$290,619,117
Other capital		—	279,744
Net transactions in fund shares		11,500,000	$290,898,861

SHARES OUTSTANDING AND NET ASSETS
	2/5/25*-6/30/25
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	11,500,000	294,045,306
End of period		11,500,000	$294,045,306

*	Commencement of operations.
See financial notes
10
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Schwab Core Bond ETF
Financial Notes, unaudited

1. Business Structure of the Funds:
The fund in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab Core Bond ETF	Schwab U.S. TIPS ETF
Schwab Ultra-Short Income ETF	Schwab Short-Term U.S. Treasury ETF
Schwab High Yield Bond ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Long-Term U.S. Treasury ETF
Schwab 1000 Index ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Small Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Equity ETF
Schwab Municipal Bond ETF	Schwab Fundamental International Small Equity ETF
Schwab International Dividend Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab International Equity ETF	Schwab Ariel ESG ETF
Schwab International Small-Cap Equity ETF	Schwab Crypto Thematic ETF
Schwab Emerging Markets Equity ETF	Schwab Mortgage-Backed Securities ETF
Schwab U.S. REIT ETF	Schwab Government Money Market ETF
The fund issues and redeems shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash.  As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units.  Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer.  Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s NAV can be found at www.schwabassetmanagement.com.
The Schwab Core Bond ETF commenced operations on February 5, 2025.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Core Bond ETF goal is to seek to provide total return while generating income through investing in U.S. dollar-denominated debt securities.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds, which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
11

Schwab Core Bond ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board)  has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
12
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Schwab Core Bond ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, the fund operates as limited derivatives users, with respect to purchase commitments held within the fund, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the fund’s exposure is monitored under a derivatives risk management program.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income on the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the NAVs of the underlying funds.
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
13

Schwab Core Bond ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis.  In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold.  The Treasury Market Practices Group of the Federal Reserve Bank of New York recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended.  Accordingly, the fund distributes substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(k) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(l) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.
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Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Schwab Core Bond ETF
Financial Notes, unaudited (continued)

 3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual management fee, payable monthly, equal to 0.16% of the fund’s average daily net assets.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other fund in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2025, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab Core Bond ETF	$133,480,834	$94,376,882	$227,857,716
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab Core Bond ETF	58,909,960	9,466,500	68,376,460
*
Includes securities guaranteed by U.S. Government Agencies.
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
15

Schwab Core Bond ETF
Financial Notes, unaudited (continued)

 7. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in Other capital in the Statement of Changes in Net Assets and in Per-Share Data Other capital in the Financial Highlights. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended June 30, 2025, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Core Bond ETF	$129,883,748	$—
For the period ended June 30, 2025, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. The net realized gains or losses on sales of in-kind redemptions for the period ended June 30, 2025, are disclosed in the fund’s Statement of Operations, if any.

8. Federal Income Taxes:
As of June 30, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Core Bond ETF	$292,863,182	$2,806,412	($210,195 )	$2,596,217
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2025.
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
16
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
17

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
18
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
19

Schwab Core Bond ETF
Investment Advisory Agreement Approval

Initial Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the 1940 Act), requires that the approval of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) called and held a meeting on December 10, 2024, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser), as investment adviser to the Schwab Core Bond ETF (the Fund) under the investment advisory agreement between Schwab Strategic Trust (the Trust) and the investment adviser (the Agreement). In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by the investment adviser and considered information that the Board receives from the investment adviser throughout the year, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. The Board also received data provided by an independent provider of investment company data. In recognition of the fact that the Fund had not yet commenced operations, the Board also considered information provided by the investment adviser in connection with the Board’s consideration of approval of the investment advisory agreement with respect to the other funds within the Trust. The Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to those funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees received advice from Independent Trustees’ legal counsel, including with respect to the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participated in question and answer sessions with representatives of the investment adviser and met in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, approved the Agreement with respect to the Fund. The
Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:
1.
the nature, extent and quality of the services to be provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates to be dedicated to the Fund;
2.
the investment adviser’s investment performance in managing other exchange-traded funds;
3.
the Fund’s estimated expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the expected profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to management of the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by the investment adviser to the Fund and the resources that the investment adviser and its affiliates will dedicate to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support to be provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees also considered Schwab’s overall financial condition and reputation as a full service brokerage firm as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by the investment adviser to the Fund and the resources of the
20
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

Schwab Core Bond ETF
investment adviser and its affiliates dedicated to the Fund supported approval of the Agreement with respect to the Fund.
Fund Performance. Since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered the Fund’s proposed sector allocations compared to its benchmark and other intermediate core bond exchange-traded funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expected performance of the Fund supported approval of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the proposed rate of compensation called for by the Agreement and the Fund’s estimated operating expense ratio, in each case, in comparison to those of other intermediate core bond exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and the services to be provided as well as the competitive marketplace for financial products. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Fund.
Profitability. With regard to profitability, the Trustees considered the expected compensation to be flowing to the investment adviser and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analysis of the investment adviser relating to the Fund, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees considered any other potential benefits to be derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the expected compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services to be rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems that would benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of the investment adviser, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Fund.
Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, the Trustees considered the potential existence of any economies of scale and whether those could be expected to be passed along to the Fund’s shareholders by way of the relatively low advisory fee and unitary fee structure of the Fund through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure and use of data and technologies, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing the Fund to scale and keeping overall expenses down as the Fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may be expected to obtain reasonable benefits from economies of scale if such economies develop.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services to be provided and the related expenses to be borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Approval of Renewal of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements
21

Schwab Core Bond ETF
the existing funds in the Trust, including Schwab Core Bond ETF (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to
the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
3.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
4.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Because the Fund commenced operations on February 5, 2025, information pertaining to the Fund was limited and there was no performance information available. The Board considered the available information pertaining to the Fund, including that the Fund has an operating expense ratio in the top quartile of its peer group and the Fund’s assets under management. The Trustees further considered the nature, extent and quality of services the investment adviser provides the Fund, anticipated economies of scale and projected profitability with respect to the Fund.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
22
Schwab Core Bond ETF | Semiannual Holdings and Financial Statements

MFR128059-00
00315726

Semiannual Holdings and Financial Statements | June 30, 2025
Schwab Government Money Market ETF

    Ticker Symbol SGVT

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
1

Schwab Government Money Market ETF
Financial Statements
FINANCIAL HIGHLIGHTS

6/12/25[1]– 6/30/25*
Per-Share Data
Net asset value at beginning of period	$100.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.21
Net realized and unrealized gains (losses)	0.00 [3]
Total from investment operations	0.21
Net asset value at end of period	$100.21
Total return	0.21%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.28%[5]
Net investment income (loss)	3.98%[5]
Net assets, end of period (x 1,000)	$20,042

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Annualized.
See financial notes
2
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Schwab Government Money Market ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 6.5% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
	(a)	4.26%		08/20/25	250,000	248,509
	(a)	4.24%		12/16/25	100,000	98,120
		4.38%		06/23/26	100,000	100,349
(SOFR + 0.05%)	(b)	4.44%	07/02/25	07/02/26	50,000	50,015
FEDERAL HOME LOAN BANKS
	(a)	4.26%		08/06/25	150,000	149,351
	(a)	4.26%		10/31/25	100,000	98,596
(SOFR + 0.02%)	(b)	4.41%	07/02/25	04/02/26	100,000	100,037
		4.38%		06/12/26	100,000	100,315
		4.32%		07/24/26	100,000	99,969
		4.36%		07/24/26	25,000	25,004
(SOFR + 0.10%)	(b)	4.49%	07/01/25	06/17/27	50,000	50,010
(SOFR + 0.13%)	(b)	4.52%	07/01/25	06/17/27	25,000	25,002
FEDERAL HOME LOAN MORTGAGE CORPORATION
	(a)	4.21%		11/07/25	150,000	147,795
Total U.S. Government Agency Debt (Cost $1,292,972)						1,293,072

U.S. TREASURY DEBT 47.8% OF NET ASSETS
UNITED STATES TREASURY
	(a)	4.22%		07/01/25	8,909,000	8,909,000
		0.75%		04/30/26	100,000	97,298
		2.38%		04/30/26	100,000	98,614
		0.75%		05/31/26	125,000	121,326
		0.88%		06/30/26	50,000	48,482
		4.63%		06/30/26	100,000	100,594
(3 mo. US TBILL + 0.16%)	(b)	4.40%	07/01/25	04/30/27	215,000	215,023
Total U.S. Treasury Debt (Cost $9,589,959)						9,590,337
See financial notes
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
3

Schwab Government Money Market ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 32.4% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 32.4%
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	2,500,306	2,500,000
(Collateralized by U.S. Treasury Securities valued at $2,550,295, 0.50% - 4.63%, due 02/28/26 - 03/31/26)
WELLS FARGO BANK NA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	2,000,244	2,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,082,044, 0.13% - 6.00%, due 05/15/27 - 06/20/55)
Issued 06/27/25, repurchase date 07/03/25		4.39%		07/03/25	500,366	500,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $515,065, 0.00% - 6.00%, due 08/15/27 - 05/01/55)
WELLS FARGO SECURITIES LLC
Issued 06/27/25, repurchase date 07/03/25		4.39%		07/03/25	1,501,098	1,500,000
(Collateralized by U.S. Government Agency Securities valued at $1,560,001, 5.00%, due 02/01/54)
						6,500,000
Total Repurchase Agreements (Cost $6,500,000)						6,500,000
Total Investments in Securities (Cost $17,382,931)						17,383,409

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(b)	Variable rate security; rate shown is effective rate at period end.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At June 30, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
4
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Schwab Government Money Market ETF
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $10,882,931)		$10,883,409
Repurchase agreements, at value - unaffiliated issuers (cost $6,500,000)		6,500,000
Cash		847
Receivables:
Fund shares sold		3,006,328
Interest	+	4,316
Total assets		20,394,900

Liabilities
Payables:
Investments bought		350,989
Investment adviser and administrator fees	+	1,727
Total liabilities		352,716
Net assets		$20,042,184

Net Assets by Source
Capital received from investors		$20,017,121
Total distributable earnings	+	25,063
Net assets		$20,042,184

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$20,042,184		200,000		$100.21

See financial notes
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
5

Schwab Government Money Market ETF
Statement of Operations

For the period June 12, 2025* through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$26,313

Expenses
Management fees		1,728
Total expenses	–	1,728
Net investment income		24,585

REALIZED AND UNREALIZED GAINS (LOSSES)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		478
Increase in net assets resulting from operations		$25,063

*	Commencement of operations.
See financial notes
6
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Schwab Government Money Market ETF
Statement of Changes in Net Assets

For the current period only
Figures for the current period are unaudited
OPERATIONS
	6/12/25*-6/30/25
Net investment income		$24,585
Net change in unrealized appreciation (depreciation)	+	478
Increase in net assets resulting from operations		$25,063

TRANSACTIONS IN FUND SHARES
	6/12/25*-6/30/25
		SHARES	VALUE
Shares sold		200,000	$20,017,121
Net transactions in fund shares		200,000	$20,017,121

SHARES OUTSTANDING AND NET ASSETS
	6/12/25*-6/30/25
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	200,000	20,042,184
End of period		200,000	$20,042,184

*	Commencement of operations.
See financial notes
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
7

Schwab Government Money Market ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab Government Money Market ETF	Schwab U.S. TIPS ETF
Schwab Ultra-Short Income ETF	Schwab Short-Term U.S. Treasury ETF
Schwab High Yield Bond ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Long-Term U.S. Treasury ETF
Schwab 1000 Index ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Small Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Equity ETF
Schwab Municipal Bond ETF	Schwab Fundamental International Small Equity ETF
Schwab International Dividend Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab International Equity ETF	Schwab Ariel ESG ETF
Schwab International Small-Cap Equity ETF	Schwab Crypto Thematic ETF
Schwab Emerging Markets Equity ETF	Schwab Mortgage-Backed Securities ETF
Schwab U.S. REIT ETF	Schwab Core Bond ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s NAV can be found at www.schwabassetmanagement.com.
The Schwab Government Market Money Market ETF commenced operations on June 12, 2025.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Government Money Market ETF seeks current income consistent with capital preservation while maintaining liquidity. To pursue its goal, the fund invests in U.S. government securities, such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.
Although the fund will seek to operate as a "government money market fund," it will not seek to maintain a stable NAV per share nor will it use the amortized cost method of valuation.  Instead, the fund will calculate its NAV per share based on the market value of its investments. In addition, unlike a traditional money market fund, the fund operates as an ETF.  As an ETF, the fund’s shares will be traded on a national securities exchange and will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the securities exchange. A shareholder could lose money by investing in the fund.  Because the share price and NAV of the fund will fluctuate, when shares are sold on a securities exchange (or redeemed, in the case of an Auhorized Participant), they may be worth more or less than what was originally paid for them.
8
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Schwab Government Money Market ETF
Financial Notes, unaudited (continued)

 2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Short-term investments: Money market investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, discounted cash flow models or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable investments, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
9

Schwab Government Money Market ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, the fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2025, the fund had investments in repurchase agreements with a value of $6,500,000 as disclosed in the Portfolio Holdings and the Statement of Asset and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities
10
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Schwab Government Money Market ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year.  To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
11

Schwab Government Money Market ETF
Financial Notes, unaudited (continued)

 3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual management fee, payable monthly, equal to 0.28% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended June 30, 2025, the fund had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no
12
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Schwab Government Money Market ETF
Financial Notes, unaudited (continued)

6. In-Kind Transactions: (continued):
effect on the net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund. There were no in-kind transactions for the period ended June 30, 2025.
For the period ended June 30, 2025, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. The net realized gains or losses on sales of in-kind redemptions for the period ended June 30, 2025, are disclosed in the fund’s Statement of Operations, if any.

7. Federal Income Taxes:
As of June 30, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$17,382,931	$570	($92 )	$478

The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2025.
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
13

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
14
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
15

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
16
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Schwab Government Money Market ETF
Investment Advisory Agreement Approval

Initial Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the 1940 Act), requires that the approval of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) called and held a meeting on February 27, 2025, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser), as investment adviser to the Schwab Government Money Market ETF (the Fund) under the investment advisory agreement between Schwab Strategic Trust (the Trust) and the investment adviser (the Agreement). In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by the investment adviser and considered information that the Board receives from the investment adviser throughout the year, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. The Board also received data provided by an independent provider of investment company data. In recognition of the fact that the Fund had not yet commenced operations, the Board also considered information provided by the investment adviser in connection with the Board’s consideration of approval of the investment advisory agreement with respect to the other funds within the Trust. The Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to those funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees received advice from Independent Trustees’ legal counsel, including with respect to the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participated in question and answer sessions with representatives of the investment adviser and met in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, approved the Agreement with respect to the Fund. The
Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:
1.
the nature, extent and quality of the services to be provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates to be dedicated to the Fund;
2.
the investment adviser’s investment performance in managing the Schwab Government Money Fund;
3.
the Fund’s estimated expenses and how those expenses compared to those of certain other similar money market exchange-traded funds and money market funds;
4.
the expected profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to management of the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by the investment adviser to the Fund and the resources that the investment adviser and its affiliates will dedicate to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support to be provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees also considered Schwab’s overall financial condition and reputation as a full service brokerage firm as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by the investment adviser to the Fund and the resources of the
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
17

Schwab Government Money Market ETF
investment adviser and its affiliates dedicated to the Fund supported approval of the Agreement with respect to the Fund.
Fund Performance. Since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered the Fund’s risk profile and the characteristics of the Fund’s proposed investment strategies and portfolio composition and compared the proposed strategies and portfolio composition to those of the Schwab Government Money Fund in determining whether to approve the Agreement. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expected performance of the Fund supported approval of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the proposed rate of compensation called for by the Agreement and the Fund’s estimated operating expense ratio, in each case, in comparison to those of other money market exchange-traded funds and money market mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and the services to be provided as well as the competitive marketplace for financial products. The Trustees noted that the market for money market exchange-traded funds is currently small and there is limited competition for the Fund. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds and mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Fund.
Profitability. With regard to profitability, the Trustees considered the expected compensation to be flowing to the investment adviser and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analysis of the investment adviser relating to the Fund, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees considered any other potential benefits to be derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the expected compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services to be rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems that would benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of the investment adviser, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Fund.
Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, the Trustees considered the potential existence of any economies of scale and whether those could be expected to be passed along to the Fund’s shareholders by way of the competitive advisory fee and unitary fee structure of the Fund through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing the Fund to scale and keeping overall expenses down as the Fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may be expected to obtain reasonable benefits from economies of scale if such economies develop.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services to be provided and the related expenses to be borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Approval of Renewal of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
18
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements

Schwab Government Money Market ETF
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Government Money Market ETF (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
3.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
4.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Because the Fund had not yet commenced operations, information pertaining to the Fund was limited and there was no performance information available. The Board considered the available information pertaining to the Fund, including the Fund’s operating expense ratio and the Fund’s expected assets under management. The Trustees further considered the nature, extent and quality of services the investment adviser is expected to provide to the Fund, anticipated economies of scale and projected profitability with respect to the Fund.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Government Money Market ETF | Semiannual Holdings and Financial Statements
19

MFR128060-00
00315727

Semiannual Holdings and Financial Statements | June 30, 2025
Schwab Ultra-Short Income ETF

    Ticker Symbol SCUS

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements
1

Schwab Ultra-Short Income ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 6/30/25*	8/13/24[1]– 12/31/24
Per-Share Data
Net asset value at beginning of period	$25.08	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.55	0.46
Net realized and unrealized gains (losses)	0.03	0.02
Total from investment operations	0.58	0.48
Less distributions:
Distributions from net investment income	(0.47)	(0.41)
Other capital	—	0.01
Net asset value at end of period	$25.19	$25.08
Total return	2.33%[3]	1.96%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.14%[4]	0.14%[4]
Net investment income (loss)	4.43%[4]	4.75%[4]
Portfolio turnover rate	34%[3,5]	3%[3]
Net assets, end of period (x 1,000)	$83,118	$70,231

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate excludes variable rate demand note transactions (see financial note 2b for additional information).
See financial notes
2
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Securities whose maturities at the time of acquisition were one year or less are categorized under Short-Term Investments.
ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.3% OF NET ASSETS
Financial Institutions 12.0%
Banking 10.0%
American Express Co.	(a)	2.55%	03/04/27	225,000	219,186
Bank of Montreal	(a)	5.27%	12/11/26	600,000	608,400
Bank of Nova Scotia		2.70%	08/03/26	600,000	590,718
Bank of Nova Scotia	(a)	1.30%	09/15/26	500,000	483,170
Canadian Imperial Bank of Commerce	(a)	5.93%	10/02/26	725,000	739,369
Goldman Sachs Group, Inc.	(a)	3.50%	11/16/26	437,000	432,145
Morgan Stanley	(a)(b)	0.99%	12/10/26	1,205,000	1,185,853
Morgan Stanley	(a)(b)	5.05%	01/28/27	525,000	526,643
National Australia Bank Ltd.		4.75%	12/10/25	525,000	525,956
PNC Financial Services Group, Inc.	(a)	2.60%	07/23/26	475,000	467,452
Royal Bank of Canada	(a)	1.20%	04/27/26	425,000	414,813
Sumitomo Mitsui Financial Group, Inc.		1.40%	09/17/26	500,000	482,980
Toronto-Dominion Bank	(a)	4.57%	12/17/26	500,000	502,085
Truist Bank	(a)	4.05%	11/03/25	550,000	549,054
U.S. Bancorp	(a)	3.95%	11/17/25	550,000	549,213
					8,277,037
Brokerage/Asset Managers/Exchanges 0.1%
Jefferies Financial Group, Inc.	(a)	4.85%	01/15/27	125,000	126,085
Insurance 1.3%
Elevance Health, Inc.	(a)	1.50%	03/15/26	603,000	591,260
Elevance Health, Inc.	(a)	4.50%	10/30/26	500,000	501,665
					1,092,925
REITs 0.6%
Simon Property Group LP	(a)	1.38%	01/15/27	550,000	526,806
					10,022,853
Industrial 11.0%
Basic Industry 0.4%
Westlake Corp.	(a)	3.60%	08/15/26	355,000	351,475
Communications 1.6%
AT&T, Inc.	(a)	1.70%	03/25/26	150,000	147,054
Comcast Corp.	(a)	3.15%	03/01/26	600,000	595,338
Comcast Corp.	(a)	2.35%	01/15/27	315,000	306,489
T-Mobile USA, Inc.	(a)(c)	2.63%	04/15/26	130,000	128,024
Verizon Communications, Inc.	(a)	1.45%	03/20/26	125,000	122,380
					1,299,285
See financial notes
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements
3

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Cyclical 1.9%
Home Depot, Inc.	(a)	3.00%	04/01/26	600,000	594,756
Toyota Motor Corp.	(a)	5.28%	07/13/26	600,000	605,916
VICI Properties LP/VICI Note Co., Inc.	(a)(d)	5.75%	02/01/27	220,000	223,080
VICI Properties LP/VICI Note Co., Inc.	(a)(d)	3.75%	02/15/27	150,000	147,705
					1,571,457
Consumer Non-Cyclical 2.7%
AbbVie, Inc.	(a)	3.20%	05/14/26	530,000	524,970
CVS Health Corp.	(a)	2.88%	06/01/26	150,000	147,738
CVS Health Corp.	(a)	3.00%	08/15/26	125,000	123,048
Gilead Sciences, Inc.	(a)	3.65%	03/01/26	305,000	303,509
Kroger Co.	(a)	3.50%	02/01/26	150,000	149,236
Philip Morris International, Inc.	(a)	5.00%	11/17/25	600,000	601,020
Philip Morris International, Inc.	(a)	2.75%	02/25/26	375,000	370,826
					2,220,347
Energy 2.5%
Exxon Mobil Corp.	(a)	3.04%	03/01/26	600,000	595,548
Schlumberger Holdings Corp.	(a)(d)	4.00%	12/21/25	530,000	529,003
Schlumberger Holdings Corp.	(a)(d)	5.00%	05/29/27	950,000	962,901
					2,087,452
Technology 1.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.	(a)(c)	3.88%	01/15/27	125,000	124,253
Broadcom, Inc.	(a)	3.15%	11/15/25	125,000	124,411
Equinix, Inc.	(a)	1.45%	05/15/26	300,000	291,822
Fiserv, Inc.	(a)	5.15%	03/15/27	125,000	126,710
Hewlett Packard Enterprise Co.	(a)	1.75%	04/01/26	125,000	122,494
Hewlett Packard Enterprise Co.	(a)	4.45%	09/25/26	125,000	125,234
International Business Machines Corp.	(a)	3.30%	05/15/26	540,000	534,967
Oracle Corp.	(a)	2.65%	07/15/26	150,000	147,295
					1,597,186
					9,127,202
Utility 1.3%
Electric 1.3%
Dominion Energy, Inc.	(a)	3.90%	10/01/25	150,000	149,849
National Rural Utilities Cooperative Finance Corp.	(a)	5.60%	11/13/26	500,000	508,525
Xcel Energy, Inc.	(a)	3.35%	12/01/26	400,000	394,524
					1,052,898
Total Corporates (Cost $20,141,227)					20,202,953

SHORT-TERM INVESTMENTS 61.2% OF NET ASSETS

See financial notes
4
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 0.5% OF NET ASSETS
Industrial 0.5%
Consumer Cyclical 0.2%
Starbucks Corp.	(a)	3.80%	08/15/25	155,000	154,858
Technology 0.3%
Equinix, Inc.	(a)	1.00%	09/15/25	140,000	138,981
Intel Corp.	(a)	3.70%	07/29/25	125,000	124,886
					263,867
					418,725
Total Corporates (Cost $418,660)					418,725

CERTIFICATES OF DEPOSIT 24.5% OF NET ASSETS
BANK OF AMERICA NA		4.50%	01/07/26	100,000	100,024
BANK OF NOVA SCOTIA (NEW YORK BRANCH)
(SOFR + 0.27%)	(e)	4.66%	08/05/25	1,000,000	1,000,154
BARCLAYS BANK PLC (NEW YORK BRANCH)
(SOFR + 0.35%)	(e)	4.75%	10/24/25	515,000	515,320
BNP Paribas SA		4.52%	12/03/25	1,000,000	1,000,262
Canadian Imperial Bank of Commerce
(SOFR + 0.30%)	(e)	4.69%	02/09/26	310,000	310,180
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		4.42%	11/05/25	900,000	900,119
Credit Industriel et Commercial
(SOFR + 0.34%)	(e)	4.73%	02/06/26	1,000,000	1,000,814
Deutsche Bank AG
(SOFR + 0.37%)	(e)	4.76%	02/05/26	1,108,000	1,108,689
Lloyds Bank Corporate Markets PLC		4.35%	08/25/25	1,000,000	999,699
MIZUHO BANK LTD (NEW YORK BRANCH)
(SOFR + 0.21%)	(e)	4.61%	09/02/25	890,000	890,105
(SOFR + 0.27%)	(e)	4.67%	11/06/25	1,000,000	1,000,352
MUFG Bank Ltd.		4.35%	01/26/26	1,000,000	999,847
Natixis SA		4.51%	02/20/26	350,000	350,276
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(SOFR + 0.22%)	(e)	4.62%	12/01/25	2,000,000	2,000,088
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(SOFR + 0.32%)	(e)	4.71%	05/15/26	1,700,000	1,700,584
Svenska Handelsbanken AB		4.50%	07/14/25	1,000,000	1,000,006
TORONTO-DOMINION BANK (NEW YORK BRANCH)
		4.72%	08/13/25	900,000	900,159
		4.58%	11/14/25	220,000	220,046
		4.55%	12/16/25	145,000	145,050
(SOFR + 0.30%)	(e)	4.70%	03/18/26	210,000	210,040
See financial notes
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements
5

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TRUIST BANK
		4.61%	07/09/25	1,000,000	1,000,038
		4.35%	10/31/25	1,500,000	1,499,386
Westpac Banking Corp.		4.31%	03/19/26	1,500,000	1,500,153
Total Certificates Of Deposit (Cost $20,347,476)					20,351,391

ASSET-BACKED COMMERCIAL PAPER 14.6% OF NET ASSETS
ATLANTIC ASSET SECURITIZATION LLC	(c)(d)(f)	4.49%	08/11/25	1,400,000	1,392,828
BARCLAYS BANK PLC US COLLATERALIZED CP NOTES SERIES 2010-1	(c)(d)(f)	4.50%	08/18/25	205,000	203,775
Barton Capital SA	(c)(d)(f)	4.47%	08/01/25	1,500,000	1,494,161
BENNINGTON STARK CAPITAL COMPANY LLC	(c)(d)(f)	4.35%	07/02/25	900,000	899,784
CABOT TRAIL FUNDING LLC	(c)(d)(f)	4.53%	07/11/25	200,000	199,734
FALCON ASSET FUNDING LLC
(SOFR + 0.28%)	(a)(c)(d)(e)	4.68%	01/05/26	1,100,000	1,100,093
(SOFR + 0.37%)	(a)(c)(d)(e)	4.77%	02/06/26	610,000	610,196
LIBERTY STREET FUNDING LLC	(c)(d)(f)	4.42%	09/29/25	270,000	266,999
LMA-Americas LLC	(c)(d)(f)	4.42%	10/01/25	330,000	326,254
Mainbeach Funding LLC	(c)(d)(f)	4.45%	09/04/25	500,000	495,960
MATCHPOINT FINANCE PLC	(c)(d)(f)	4.34%	07/01/25	1,400,000	1,399,831
MetLife Short Term Funding LLC	(c)(d)(f)	4.41%	01/02/26	835,000	816,724
Podium Funding Trust	(c)(f)	4.46%	12/10/25	1,000,000	980,421
PRICOA SHORT TERM FUNDING LLC	(c)(d)(f)	4.46%	11/03/25	2,000,000	1,969,487
Total Asset-Backed Commercial Paper (Cost $12,156,972)					12,156,247

FINANCIAL COMPANY COMMERCIAL PAPER 16.1% OF NET ASSETS
BPCE SA	(d)(f)	4.43%	11/13/25	1,100,000	1,081,927
DNB BANK ASA	(d)(f)	4.43%	08/22/25	735,000	730,363
HSBC USA, Inc.
	(d)(f)	4.77%	07/23/25	1,450,000	1,445,938
	(d)(f)	4.43%	02/10/26	445,000	432,978
Lloyds Bank Corporate Markets PLC	(f)	4.42%	02/09/26	800,000	779,027
Macquarie Bank Ltd.
	(d)(f)	4.49%	10/22/25	1,000,000	985,956
	(d)(f)	4.35%	12/09/25	400,000	392,175
See financial notes
6
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Bank of Canada	(d)(f)	4.41%	11/04/25	600,000	590,826
ROYAL BANK OF CANADA	(d)(f)	4.50%	02/02/26	500,000	487,428
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)	(d)(f)	4.45%	08/06/25	2,700,000	2,687,954
SWEDBANK AB	(d)(f)	4.45%	08/12/25	2,000,000	1,989,738
TORONTO-DOMINION BANK/THE	(d)(f)	4.50%	10/09/25	500,000	493,939
UBS AG (LONDON BRANCH)	(d)(f)	4.50%	08/27/25	1,300,000	1,290,778
Total Financial Company Commercial Paper (Cost $13,390,285)					13,389,027

NON-FINANCIAL COMPANY COMMERCIAL PAPER 3.2% OF NET ASSETS
TotalEnergies Capital SA	(c)(d)(f)	4.45%	10/10/25	480,000	474,056
TOTALENERGIES CAPITAL SA	(c)(d)(f)	4.48%	10/17/25	2,200,000	2,170,896
Total Non-Financial Company Commercial Paper (Cost $2,645,234)					2,644,952

VARIABLE RATE DEMAND NOTES 2.3% OF NET ASSETS
Greyshoe Issuing Trust
Taxable Variable Rate Demand Notes Series 2022 (LOC: Federal Home Loan Banks)	(a)(c)(g)	4.45%	12/01/72	1,000,000	1,000,000
Keep Memory Alive
Taxable Variable Rate Demand Notes Series 2013 (LOC: PNC BANK NA)	(a)(c)(g)	4.42%	05/01/37	900,000	900,000
Total Variable Rate Demand Notes (Cost $1,900,000)					1,900,000
Total Short-Term Investments (Cost $50,858,627)					50,860,342

ISSUER	FOOTNOTES	RATE	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 13.3% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 2.9%
FICC - BANK OF NEW YORK
Issued 06/30/25, repurchase date 07/01/25		4.41%	07/01/25	2,400,294	2,400,000
(Collateralized by U.S. Government Agency Securities valued at $2,472,000, 5.00%, due 08/01/53)
					2,400,000
OTHER REPURCHASE AGREEMENTS** 10.4%
BARCLAYS BANK PLC
Issued 06/30/25, repurchase date 07/01/25		4.41%	07/01/25	1,500,184	1,500,000
(Collateralized by U.S. Treasury Securities and common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $1,534,163, 0.00%-2.38%, due 02/15/45-01/01/00)

See financial notes
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements
7

Schwab Ultra-Short Income ETF
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BOFA SECURITIES INC
Issued 06/11/25, repurchase date 10/14/25	(a)(e)	4.89%	09/28/25	2,334,053	2,300,664
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $2,484,001, 0.00%, due 01/01/00) (SOFR + 0.50%)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/25, repurchase date 10/14/25	(a)(e)	4.70%	08/04/25	2,501,378	2,490,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $2,689,938, 0.00%, due 01/01/00) (SOFR + 0.31%)
WELLS FARGO SECURITIES LLC
Issued 06/16/25, repurchase date 01/09/26		4.96%	01/09/26	2,468,448	2,399,631
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $2,760,000, 0.00%, due 04/20/29-07/16/31)
					8,690,295
Total Repurchase Agreements (Cost $11,090,000)					11,090,295
Total Investments in Securities (Cost $82,089,854)					82,153,590

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**
Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs,
American depositary receipts and perpetual bonds, are represented by 01/01/00.

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)	Fixed-to-Float security is in a fixed-rate coupon period.
(c)	Credit-enhanced or liquidity-enhanced.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $28,293,467 or 34.0% of net assets.

(e)	Variable rate security; rate shown is effective rate at period end.
(f)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(g)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CP —	Commercial paper
ETF —	Exchange-Traded Fund
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At June 30, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
8
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $70,999,854)		$71,063,295
Repurchase agreements, at value - unaffiliated issuers (cost $11,090,000)		11,090,295
Cash		532,589
Receivables:
Interest	+	441,773
Total assets		83,127,952

Liabilities
Payables:
Management fees	+	9,467
Total liabilities		9,467
Net assets		$83,118,485

Net Assets by Source
Capital received from investors		$82,792,075
Total distributable earnings	+	326,410
Net assets		$83,118,485

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$83,118,485		3,300,000		$25.19

See financial notes
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements
9

Schwab Ultra-Short Income ETF
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$1,767,225
Other Interest	+	18,751
Total investment income		1,785,976

Expenses
Management fees		54,721
Total expenses	–	54,721
Net investment income		1,731,255

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(4,741)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	61,288
Net realized and unrealized gains		56,547
Increase in net assets resulting from operations		$1,787,802
See financial notes
10
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		8/13/24*-12/31/24
Net investment income		$1,731,255	$938,623
Net realized losses		(4,741)	(3,363)
Net change in unrealized appreciation (depreciation)	+	61,288	2,448
Increase in net assets resulting from operations		$1,787,802	$937,708

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,475,380 )	($923,720 )

TRANSACTIONS IN FUND SHARES
	1/1/25-6/30/25			8/13/24*-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,000,000	$25,153,018	2,800,000	$70,189,334
Other capital		—	—	—	28,076
Shares redeemed	+	(500,000)	(12,578,353)	—	—
Net transactions in fund shares		500,000	$12,574,665	2,800,000	$70,217,410

SHARES OUTSTANDING AND NET ASSETS
	1/1/25-6/30/25			8/13/24*-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,800,000	$70,231,398	—	$—
Total increase	+	500,000	12,887,087	2,800,000	70,231,398
End of period		3,300,000	$83,118,485	2,800,000	$70,231,398

*	Commencement of operations.
See financial notes
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements
11

Schwab Ultra-Short Income ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST
Schwab Ultra-Short Income ETF	Schwab U.S. TIPS ETF
Schwab Government Money Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab High Yield Bond ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Long-Term U.S. Treasury ETF
Schwab 1000 Index ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Small Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Equity ETF
Schwab Municipal Bond ETF	Schwab Fundamental International Small Equity ETF
Schwab International Dividend Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab International Equity ETF	Schwab Ariel ESG ETF
Schwab International Small-Cap Equity ETF	Schwab Crypto Thematic ETF
Schwab Emerging Markets Equity ETF	Schwab Mortgage-Backed Securities ETF
Schwab U.S. REIT ETF	Schwab Core Bond ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer.  Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s NAV can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Ultra-Short Income ETF’s goal is to seek current income consistent with capital preservation while maintaining liquidity.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
12
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements

Schwab Ultra-Short Income ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
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Schwab Ultra-Short Income ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, the fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2025, the fund had investments in repurchase agreements with a gross value of $11,090,295 as disclosed in the Portfolio Holdings. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, the fund operates as a limited derivatives user, with respect to purchase commitments held within the fund, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the fund’s exposure is monitored under a derivatives risk management program.
Variable Rate Demand Note: A Variable Rate Demand Note (VRDN) is an asset class in the short-term municipal bond market with a variable (or floating) interest rate which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are daily and weekly, but could be monthly. The put feature entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time, shortening the legal maturity of the VRDN, these put features are daily and weekly, but could be monthly, making these liquid and short-term investments. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow a fund to exercise its demand rights at any time, some such securities may only allow a fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. A fund could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab Ultra-Short Income ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the fund, the investment adviser pays the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year.  To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
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Schwab Ultra-Short Income ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual management fee, payable monthly, equal to 0.14% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended June 30, 2025 the fund had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Schwab Ultra-Short Income ETF
Financial Notes, unaudited (continued)

 6. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2025, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$9,744,424	$6,716,344

7. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in Other capital in the Statement of Changes in Net Assets and in Per-Share Data Other capital in the Financial Highlights. Variable charges in the current period are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund. There were no in-kind transactions for the period ended June 30, 2025.
For the period ended June 30, 2025, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. The net realized gains or losses on sales of in-kind redemptions for the period ended June 30, 2025, are disclosed in the fund’s Statement of Operations, if any.

8. Federal Income Taxes:
As of June 30, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$82,089,854	$68,609	($4,873 )	$63,736

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2024, the fund had capital loss carryforwards of $3,363.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2025. The tax basis components of distributions paid during the fiscal year ended December 31, 2024 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$923,720
Schwab Ultra-Short Income ETF  | Semiannual Holdings and Financial Statements
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Schwab Ultra-Short Income ETF
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the period ended December 31, 2024, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Ultra-Short Income ETF  | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements
19

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
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Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements
21

Schwab Ultra-Short Income ETF
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Ultra-Short Income ETF (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s limited investment performance;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and
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Schwab Ultra-Short Income ETF
account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Trustees considered that the Fund commenced investment operations on August 13, 2024 and therefore had less than one year of performance history available. The Trustees acknowledged that the Fund outperformed its benchmark and some of the top funds in its peer group during its limited operating history.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. Although the Fund had a limited operating history, the Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Ultra-Short Income ETF | Semiannual Holdings and Financial Statements
23

MFR128058-00
00315725

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a) (1) Code of ethics – not applicable to this semi-annual report.

    (2) Not applicable

(3) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab Fixed-Income ETFs, Schwab Core Bond ETF, Schwab Government Money Market ETF and Schwab Ultra-Short Income ETF

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	August 18, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	August 18, 2025